UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000  Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Glenn Brightman, Principal Executive Officer
11 Greenway Plaza, Suite 1000
Houston, Texas 77046
(Name and address of agent for service)
Registrant's telephone number, including area code:
(713) 626-1919
Date of fiscal year end:
February 28
Date of reporting period:
February 28, 2026
Item 1. Reports to Stockholders.
(a) The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act") is as follows:

Invesco AMT-Free Municipal Income Fund
Class A: OPTAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class A)	$108	1.06%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 3.32%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to incremental tax bonds contributed to the Fund’s performance relative to the Benchmark. Additionally, an overweight exposure to BB-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Kentucky domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure to non-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among longer duration bonds (10.00 - 29.99 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among California holdings was a detractor from the Fund’s relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class A) —including sales charge	-1.13%	0.18%	3.39%
Invesco AMT-Free Municipal Income Fund (Class A) —excluding sales charge	3.32%	1.06%	3.84%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester AMT-Free Municipal Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,966,595,567
Total number of portfolio holdings	531
Total advisory fees paid	$8,362,655
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-AR-A
Invesco AMT-Free Municipal Income Fund

Invesco AMT-Free Municipal Income Fund
Class C: OMFCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class C)	$184	1.82%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 2.53%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to incremental tax bonds contributed to the Fund’s performance relative to the Benchmark. Additionally, an overweight exposure to BB-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Kentucky domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure to non-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among longer duration bonds (10.00 - 29.99 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among California holdings was a detractor from the Fund’s relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class C) —including sales charge	1.69%	0.36%	3.21%
Invesco AMT-Free Municipal Income Fund (Class C) —excluding sales charge	2.53%	0.36%	3.21%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester AMT-Free Municipal Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,966,595,567
Total number of portfolio holdings	531
Total advisory fees paid	$8,362,655
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-AR-C
Invesco AMT-Free Municipal Income Fund

Invesco AMT-Free Municipal Income Fund
Class Y: OMFYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class Y)	$83	0.82%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 3.56%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to incremental tax bonds contributed to the Fund’s performance relative to the Benchmark. Additionally, an overweight exposure to BB-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Kentucky domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure to non-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among longer duration bonds (10.00 - 29.99 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among California holdings was a detractor from the Fund’s relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class Y)	3.56%	1.32%	4.10%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester AMT-Free Municipal Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,966,595,567
Total number of portfolio holdings	531
Total advisory fees paid	$8,362,655
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-AR-Y
Invesco AMT-Free Municipal Income Fund

Invesco AMT-Free Municipal Income Fund
Class R6: IORAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco AMT-Free Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco AMT-Free Municipal Income Fund (Class R6)	$77	0.76%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 3.64%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, underweight exposure to incremental tax bonds contributed to the Fund’s performance relative to the Benchmark. Additionally, an overweight exposure to BB-rated bonds contributed to the Fund’s relative return.‡ On a state level, security selection among Kentucky domiciled bonds also added to the Fund’s relative performance.
What detracted from relative performance?
• Conversely, overweight exposure to non-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among longer duration bonds (10.00 - 29.99 years specifically) also detracted from the Fund’s relative return. On a state level, security selection among California holdings was a detractor from the Fund’s relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco AMT-Free Municipal Income Fund (Class R6)	3.64%	1.41%	4.07%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester AMT-Free Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,966,595,567
Total number of portfolio holdings	531
Total advisory fees paid	$8,362,655
Portfolio turnover rate	29%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Washington Metropolitan Area Transit Authority, Series 2020 A, RB, 4.00%, 07/15/2045	1.29%
California (State of) County Tobacco Securitization Agency, Series 2006 B, RB, 0.00%, 06/01/2050	1.22%
Illinois State Toll Highway Authority, Series 2025, RB, 5.00%, 01/01/2045	1.12%
Illinois (State of) Regional Transportation Authority, Series 2018 XF2618, Revenue Ctfs., 4.00%, 06/01/2043	0.92%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.91%
Inland Empire Tobacco Securitization Corp., Series 2007 F, RB, 0.00%, 06/01/2057	0.90%
Indianapolis Local Public Improvement Bond Bank, Series 2025, Ref. RB, 5.25%, 01/01/2055	0.86%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 B, RB, 0.00%, 06/15/2046	0.85%
Birmingham (City of), AL Water Works Board (The), Series 2016 B, Ref. RB, 5.00%, 01/01/2027	0.84%
Miami-Dade (County of), FL, Series 2019 B, RB, 4.00%, 10/01/2049	0.83%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFM-AR-R6
Invesco AMT-Free Municipal Income Fund

Invesco California Municipal Fund
Class A: OPCAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class A)	$124	1.22%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 3.11%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the “Benchmark”) returned 5.25%.
What contributed to relative performance?
• During the fiscal year, overweight exposure to and security selection in the health care sector contributed to the Fund’s performance relative to the Benchmark. Sector allocation among AAA-rated bonds also added to relative performance.‡ Security selection in and an overweight allocation to bonds with durations of 15.00 - 19.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Overweight exposure to non-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 10.00 - 14.99 years detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class A) —including sales charge	-1.28%	0.26%	2.97%
Invesco California Municipal Fund (Class A) —excluding sales charge	3.11%	1.13%	3.42%
S&P Municipal Bond California 5+ Year Investment Grade Index	5.25%	1.38%	2.56%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester California Municipal Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,106,273,413
Total number of portfolio holdings	674
Total advisory fees paid	$8,420,967
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-AR-A
Invesco California Municipal Fund

Invesco California Municipal Fund
Class C: OCACX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class C)	$199	1.97%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 2.46%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the “Benchmark”) returned 5.25%.
What contributed to relative performance?
• During the fiscal year, overweight exposure to and security selection in the health care sector contributed to the Fund’s performance relative to the Benchmark. Sector allocation among AAA-rated bonds also added to relative performance.‡ Security selection in and an overweight allocation to bonds with durations of 15.00 - 19.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Overweight exposure to non-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 10.00 - 14.99 years detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class C) —including sales charge	1.47%	0.40%	2.81%
Invesco California Municipal Fund (Class C) —excluding sales charge	2.46%	0.40%	2.81%
S&P Municipal Bond California 5+ Year Investment Grade Index	5.25%	1.38%	2.56%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester California Municipal Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,106,273,413
Total number of portfolio holdings	674
Total advisory fees paid	$8,420,967
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-AR-C
Invesco California Municipal Fund

Invesco California Municipal Fund
Class Y: OCAYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class Y)	$99	0.97%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 3.37%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the “Benchmark”) returned 5.25%.
What contributed to relative performance?
• During the fiscal year, overweight exposure to and security selection in the health care sector contributed to the Fund’s performance relative to the Benchmark. Sector allocation among AAA-rated bonds also added to relative performance.‡ Security selection in and an overweight allocation to bonds with durations of 15.00 - 19.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Overweight exposure to non-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 10.00 - 14.99 years detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class Y)	3.37%	1.38%	3.67%
S&P Municipal Bond California 5+ Year Investment Grade Index	5.25%	1.38%	2.56%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester California Municipal Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,106,273,413
Total number of portfolio holdings	674
Total advisory fees paid	$8,420,967
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-AR-Y
Invesco California Municipal Fund

Invesco California Municipal Fund
Class R6: IORCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco California Municipal Fund (Class R6)	$93	0.91%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 3.43%. For the same time period, the S&P Municipal Bond California 5+ Year Investment Grade Index (the “Benchmark”) returned 5.25%.
What contributed to relative performance?
• During the fiscal year, overweight exposure to and security selection in the health care sector contributed to the Fund’s performance relative to the Benchmark. Sector allocation among AAA-rated bonds also added to relative performance.‡ Security selection in and an overweight allocation to bonds with durations of 15.00 - 19.99 years contributed to relative performance as well.
What detracted from relative performance?
• An overweight allocation to tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Overweight exposure to non-rated credits also detracted from relative performance.‡ Overweight exposure to bonds with durations of 10.00 - 14.99 years detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco California Municipal Fund (Class R6)	3.43%	1.49%	3.67%
S&P Municipal Bond California 5+ Year Investment Grade Index	5.25%	1.38%	2.56%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester California Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,106,273,413
Total number of portfolio holdings	674
Total advisory fees paid	$8,420,967
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019 A, RB, 5.00%, 05/01/2049	2.29%
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.), Series 2006 C, RB, 0.00%, 06/01/2055	1.60%
California State University, Series 2025, RB, 5.25%, 11/01/2056	1.55%
Regents of the University of California Medical Center, Series 2022 P, RB, 5.00%, 05/15/2047	1.53%
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.), Series 2006 D, RB, 0.00%, 06/01/2055	1.42%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 12/01/2032	1.38%
San Francisco (City & County of), CA Public Utilities Commission, Series 2024 C, RB, 5.00%, 10/01/2054	1.23%
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2021 A, Ref. RB, 4.00%, 08/15/2048	1.17%
Regents of the University of California Medical Center, Series 2022 P, RB, 4.00%, 05/15/2053	1.12%
North Orange (County of), CA Community College District, Series 2022 C, GO Bonds, 4.00%, 08/01/2047	1.04%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROCAM-AR-R6
Invesco California Municipal Fund

Invesco High Yield Municipal Fund
Class A: ACTHX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class A)	$130	1.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.70%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class A) —including sales charge	-1.65%	0.07%	2.45%
Invesco High Yield Municipal Fund (Class A) —excluding sales charge	2.70%	0.94%	2.89%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-AR-A
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class C: ACTFX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class C)	$204	2.02%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.94%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class C) —including sales charge	0.97%	0.20%	2.29%
Invesco High Yield Municipal Fund (Class C) —excluding sales charge	1.94%	0.20%	2.29%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-AR-C
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class Y: ACTDX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class Y)	$105	1.03%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.96%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class Y)	2.96%	1.18%	3.15%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-AR-Y
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class R5: ACTNX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class R5)	$100	0.99%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 3.00%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class R5)	3.00%	1.21%	3.14%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-AR-R5
Invesco High Yield Municipal Fund

Invesco High Yield Municipal Fund
Class R6: ACTSX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco High Yield Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco High Yield Municipal Fund (Class R6)	$100	0.99%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 3.00%. For the same time period, the Custom Invesco High Yield Municipal Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection among bonds and the allocation in the industrial development revenue/pollution control revenue bonds contributed to the Fund’s performance relative to the Benchmark. Security selection in non-rated credits also added to relative performance.‡ On a regional level, underweight exposure to and security selection among credits domiciled in Florida contributed to relative performance.
What detracted from relative performance?
• An overweight sector allocation among bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (greater than 10.00 years) also detracted from relative performance. On a regional level, overweight exposure to and security selection among bonds domiciled in New York detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco High Yield Municipal Fund (Class R6)	3.00%	1.24%	3.17%
Custom Invesco High Yield Municipal Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco High Yield Municipal Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$7,045,234,295
Total number of portfolio holdings	1,217
Total advisory fees paid	$35,724,941
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2005 A, RB, 0.00%, 05/15/2050	1.03%
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities), Series 2017 A, RB, 7.00%, 06/01/2046	0.77%
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds, 6.00%, 01/01/2038	0.76%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.74%
Nassau County Tobacco Settlement Corp., Series 2006 A-3, RB, 5.13%, 06/01/2046	0.70%
Illinois (State of) Finance Authority (Park Place of Elmhurst), Series 2016, RB, 5.13%, 05/15/2060	0.70%
Tulsa (City of), OK Airports Improvement Trust, Series 2001 C, Ref. RB, 5.50%, 12/01/2035	0.68%
New York Liberty Development Corp. (3 World Trade Center), Series 2014-3, Ref. RB, 7.25%, 11/15/2044	0.66%
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program), Series 2006 A, RB, 0.00%, 06/01/2046	0.65%
Hillsborough County Industrial Development Authority, Series 2025, RB, 5.50%, 11/15/2054	0.65%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-HYM-AR-R6
Invesco High Yield Municipal Fund

Invesco Intermediate Term Municipal Income Fund
Class A: VKLMX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class A)	$80	0.78%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.78%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the “Benchmark”) returned 5.77%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to and security selection among bonds in the housing sector contributed to the Fund’s performance relative to the Benchmark. An underweight allocation to and security selection among AAA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Washington DC contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark during the fiscal year. An overweight allocation to non-rated bonds detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in California detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class A) —including sales charge	2.15%	1.07%	2.01%
Invesco Intermediate Term Municipal Income Fund (Class A) —excluding sales charge	4.78%	1.58%	2.27%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,204,513,734
Total number of portfolio holdings	848
Total advisory fees paid	$8,339,074
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-AR-A
Invesco Intermediate Term Municipal Income Fund

Invesco Intermediate Term Municipal Income Fund
Class C: VKLCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class C)	$156	1.53%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 4.01%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the “Benchmark”) returned 5.77%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to and security selection among bonds in the housing sector contributed to the Fund’s performance relative to the Benchmark. An underweight allocation to and security selection among AAA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Washington DC contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark during the fiscal year. An overweight allocation to non-rated bonds detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in California detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class C) —including sales charge	3.01%	0.83%	1.66%
Invesco Intermediate Term Municipal Income Fund (Class C) —excluding sales charge	4.01%	0.83%	1.66%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,204,513,734
Total number of portfolio holdings	848
Total advisory fees paid	$8,339,074
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-AR-C
Invesco Intermediate Term Municipal Income Fund

Invesco Intermediate Term Municipal Income Fund
Class Y: VKLIX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class Y)	$54	0.53%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 5.04%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the “Benchmark”) returned 5.77%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to and security selection among bonds in the housing sector contributed to the Fund’s performance relative to the Benchmark. An underweight allocation to and security selection among AAA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Washington DC contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark during the fiscal year. An overweight allocation to non-rated bonds detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in California detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class Y)	5.04%	1.83%	2.53%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,204,513,734
Total number of portfolio holdings	848
Total advisory fees paid	$8,339,074
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-AR-Y
Invesco Intermediate Term Municipal Income Fund

Invesco Intermediate Term Municipal Income Fund
Class R6: VKLSX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Intermediate Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Intermediate Term Municipal Income Fund (Class R6)	$49	0.48%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 5.09%. For the same time period, the S&P Municipal Bond 2-17 Years Investment Grade Index (the “Benchmark”) returned 5.77%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to and security selection among bonds in the housing sector contributed to the Fund’s performance relative to the Benchmark. An underweight allocation to and security selection among AAA-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Washington DC contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark during the fiscal year. An overweight allocation to non-rated bonds detracted from relative performance.‡ On a state level, underweight exposure to bonds domiciled in California detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Intermediate Term Municipal Income Fund (Class R6)	5.09%	1.89%	2.54%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,204,513,734
Total number of portfolio holdings	848
Total advisory fees paid	$8,339,074
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Invesco Intermediate Municipal ETF	1.29%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	1.16%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 0.00%, 07/01/2029	0.70%
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB, 4.00%, 07/15/2041	0.64%
Cape Coral (City of), FL, Series 2017, Ref. RB, 4.00%, 10/01/2042	0.63%
Broward (County of), FL (Convention Center Expansion), Series 2021, RB, 4.00%, 09/01/2037	0.62%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2035	0.61%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB, 5.00%, 06/01/2035	0.57%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	0.54%
Houston (City of), TX Airport System (United Airlines, Inc.), Series 2024 B, RB, 5.50%, 07/15/2039	0.53%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-ITMI-AR-R6
Invesco Intermediate Term Municipal Income Fund

Invesco Limited Term California Municipal Fund
Class A: OLCAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class A)	$81	0.79%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.30%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.67%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to medium duration bonds (7.00 years and greater) contributed to the Fund’s performance relative to the Benchmark. Security selection among higher coupon bonds (6.50% and greater) also contributed positively to the Fund's relative performance. Security selection among State General Obligation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark. An overweight exposure among A-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s relative performance during the fiscal year.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class A) —including sales charge	1.69%	0.96%	2.25%
Invesco Limited Term California Municipal Fund (Class A) —excluding sales charge	4.30%	1.50%	2.50%
S&P Municipal California Investment Grade 4-7 Years Bond Index	5.67%	1.53%	1.84%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester Limited Term California Municipal Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$886,124,754
Total number of portfolio holdings	412
Total advisory fees paid	$3,336,677
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-AR-A
Invesco Limited Term California Municipal Fund

Invesco Limited Term California Municipal Fund
Class C: OLCCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class C)	$157	1.54%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.87%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.67%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to medium duration bonds (7.00 years and greater) contributed to the Fund’s performance relative to the Benchmark. Security selection among higher coupon bonds (6.50% and greater) also contributed positively to the Fund's relative performance. Security selection among State General Obligation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark. An overweight exposure among A-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s relative performance during the fiscal year.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class C) —including sales charge	2.87%	0.81%	1.86%
Invesco Limited Term California Municipal Fund (Class C) —excluding sales charge	3.87%	0.81%	1.86%
S&P Municipal California Investment Grade 4-7 Years Bond Index	5.67%	1.53%	1.84%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester Limited Term California Municipal Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$886,124,754
Total number of portfolio holdings	412
Total advisory fees paid	$3,336,677
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-AR-C
Invesco Limited Term California Municipal Fund

Invesco Limited Term California Municipal Fund
Class Y: OLCYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class Y)	$55	0.54%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.57%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.67%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to medium duration bonds (7.00 years and greater) contributed to the Fund’s performance relative to the Benchmark. Security selection among higher coupon bonds (6.50% and greater) also contributed positively to the Fund's relative performance. Security selection among State General Obligation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark. An overweight exposure among A-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s relative performance during the fiscal year.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class Y)	4.57%	1.77%	2.75%
S&P Municipal California Investment Grade 4-7 Years Bond Index	5.67%	1.53%	1.84%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester Limited Term California Municipal Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$886,124,754
Total number of portfolio holdings	412
Total advisory fees paid	$3,336,677
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-AR-Y
Invesco Limited Term California Municipal Fund

Invesco Limited Term California Municipal Fund
Class R6: IORLX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term California Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term California Municipal Fund (Class R6)	$49	0.48%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 4.62%. For the same time period, the S&P Municipal California Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.67%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to medium duration bonds (7.00 years and greater) contributed to the Fund’s performance relative to the Benchmark. Security selection among higher coupon bonds (6.50% and greater) also contributed positively to the Fund's relative performance. Security selection among State General Obligation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark. An overweight exposure among A-rated bonds was also detractive from relative return.‡ An underweight allocation to industrial development revenue/pollution control revenue bonds also detracted from the Fund’s relative performance during the fiscal year.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term California Municipal Fund (Class R6)	4.62%	1.82%	2.71%
S&P Municipal California Investment Grade 4-7 Years Bond Index	5.67%	1.53%	1.84%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester Limited Term California Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$886,124,754
Total number of portfolio holdings	412
Total advisory fees paid	$3,336,677
Portfolio turnover rate	40%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Los Angeles (City of), CA Department of Airports, Series 2017, Sub. RB, 5.00%, 05/15/2041	1.88%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024 F, RB, 5.00%, 11/01/2032	1.86%
Long Beach (City of), CA, Series 2017 A, RB, 5.00%, 05/15/2040	1.85%
California (State of) Municipal Finance Authority (United Airlines, Inc.), Series 2019, RB, 4.00%, 07/15/2029	1.78%
San Jose (City of), CA, Series 2017 A, Ref. RB, 5.00%, 03/01/2047	1.70%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018 D, RB, 5.00%, 05/01/2043	1.51%
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB, 5.00%, 06/01/2048	1.42%
California (State of), Series 2025, Ref. GO Bonds, 5.00%, 08/01/2045	1.23%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2026, RB, 5.00%, 03/01/2036	1.23%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds), Series 2024, RB, 5.00%, 10/01/2032	1.22%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTCAM-AR-R6
Invesco Limited Term California Municipal Fund

Invesco Limited Term Municipal Income Fund
Class A: ATFAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class A)	$60	0.59%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.39%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class A) —including sales charge	1.79%	1.30%	1.57%
Invesco Limited Term Municipal Income Fund (Class A) —excluding sales charge	4.39%	1.82%	1.83%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-AR-A
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class A2: AITFX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class A2)	$35	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A2 shares of the Fund, excluding sales charge, returned 4.64%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class A2) —including sales charge	3.61%	1.87%	1.98%
Invesco Limited Term Municipal Income Fund (Class A2) —excluding sales charge	4.64%	2.08%	2.08%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-AR-A2
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class C: ATFCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class C)	$136	1.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.61%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class C) —including sales charge	2.61%	1.06%	1.22%
Invesco Limited Term Municipal Income Fund (Class C) —excluding sales charge	3.61%	1.06%	1.22%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-AR-C
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class Y: ATFYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class Y)	$35	0.34%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.56%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class Y)	4.56%	2.06%	2.08%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-AR-Y
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class R5: ATFIX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class R5)	$37	0.36%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 4.53%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class R5)	4.53%	2.07%	2.09%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-AR-R5
Invesco Limited Term Municipal Income Fund

Invesco Limited Term Municipal Income Fund
Class R6: ATFSX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Limited Term Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Limited Term Municipal Income Fund (Class R6)	$29	0.28%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 4.71%. For the same time period, the S&P Municipal Bond Investment Grade Short Intermediate Index (the “Benchmark”) returned 4.95%.
What contributed to relative performance?
• During the fiscal year, an overweight exposure to and security selection among bonds in the utility sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among A-rated bonds also added to relative performance.‡ On a state level, security selection among bonds domiciled in Maryland contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight allocation to bonds in the industrial development revenue/pollution control revenue sector detracted from the Fund's performance relative to the Benchmark over the fiscal year. An overweight exposure to intermediate duration bonds (7.00 – 14.99 years specifically) also detracted from relative performance. On a state level, security selection among bonds domiciled in Alaska slightly detracted from relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Limited Term Municipal Income Fund (Class R6)	4.71%	2.16%	2.12%
S&P Municipal Bond Investment Grade Short Intermediate Index	4.95%	1.68%	1.89%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,788,433,356
Total number of portfolio holdings	826
Total advisory fees paid	$6,243,522
Portfolio turnover rate	42%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Atlanta (City of), GA, Series 2015, Ref. RB, 5.00%, 11/01/2040	0.91%
PEFA, Inc., Series 2019, RB, 5.00%, 09/01/2026	0.91%
Black Belt Energy Gas District (The) (No. 7), Series 2021, RB, 4.00%, 12/01/2026	0.83%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB, 5.00%, 02/01/2042	0.81%
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB, 5.00%, 10/01/2042	0.78%
Main Street Natural Gas, Inc., Series 2021 A, RB, 4.00%, 09/01/2027	0.76%
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB, 5.00%, 07/01/2035	0.73%
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System), Series 2016 A, Ref. RB, 5.00%, 02/15/2041	0.72%
Houston (City of), TX, Series 2015 A, Ref. RB, 5.00%, 11/15/2036	0.71%
Kansas (State of) Development Finance Authority, Series 2021, Ref. RB, 5.00%, 11/15/2031	0.70%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
LTMI-AR-R6
Invesco Limited Term Municipal Income Fund

Invesco Municipal Income Fund
Class A: VKMMX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class A)	$112	1.11%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.60%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class A) —including sales charge	-1.73%	-0.02%	1.73%
Invesco Municipal Income Fund (Class A) —excluding sales charge	2.60%	0.85%	2.17%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-AR-A
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Class C: VMICX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class C)	$188	1.86%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.91%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class C) —including sales charge	0.92%	0.11%	1.57%
Invesco Municipal Income Fund (Class C) —excluding sales charge	1.91%	0.11%	1.57%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-AR-C
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Class Y: VMIIX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class Y)	$87	0.86%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.94%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class Y)	2.94%	1.10%	2.43%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-AR-Y
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Investor Class: VMINX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Investor Class)	$101	1.00%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Investor Class shares of the Fund returned 2.68%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Investor Class)	2.68%	0.95%	2.28%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-AR-INV
Invesco Municipal Income Fund

Invesco Municipal Income Fund
Class R6: VKMSX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Municipal Income Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Municipal Income Fund (Class R6)	$82	0.81%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 2.99%. For the same time period, the S&P Municipal Bond 5+ Year Investment Grade Index (the “Benchmark”) returned 5.24%.
What contributed to relative performance?
• During the fiscal year, security selection in and an overweight exposure to bonds in the health care sector contributed to the Fund’s performance relative to the Benchmark. An overweight allocation to and security selection among bonds with a maturity greater than 30 years also added to relative performance. On a state level, security selection among bonds domiciled in Colorado contributed to relative performance.
What detracted from relative performance?
• An overweight allocation to bonds in the tobacco sector detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Underweight exposure to and security selection among bonds with a coupon between 5.00-5.49% also detracted from relative performance. On a state level, security selection among bonds domiciled in Florida detracted from relative performance.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Municipal Income Fund (Class R6)	2.99%	1.16%	2.45%
S&P Municipal Bond 5+ Year Investment Grade Index	5.24%	1.37%	2.59%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares. Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$2,787,728,697
Total number of portfolio holdings	562
Total advisory fees paid	$13,544,517
Portfolio turnover rate	30%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Miami-Dade (County of), FL, Subseries 2021 A-1, Ref. RB, 4.00%, 10/01/2045	0.97%
Metropolitan Washington Airports Authority, Series 2019 B, Ref. RB, 4.00%, 10/01/2049	0.83%
Lower Alabama Gas District (The), Series 2016 A, RB, 5.00%, 09/01/2046	0.82%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2053	0.74%
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital), Series 2025 A, VRD RB, 1.10%, 12/01/2060	0.72%
TSASC, Inc., Series 2016 B, Ref. RB, 5.00%, 06/01/2045	0.66%
Board of Regents of the University of Texas System, Series 2019 B, RB, 5.00%, 08/15/2049	0.61%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	0.60%
Columbus Regional Airport Authority (John Glenn Columbus International Airport), Series 2025, Ref. RB, 5.50%, 01/01/2055	0.60%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB, 5.00%, 07/01/2058	0.59%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
VK-MINC-AR-R6
Invesco Municipal Income Fund

Invesco New Jersey Municipal Fund
Class A: ONJAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class A)	$118	1.16%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 3.93%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 5.19%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.50% and greater) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among appropriation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among AA-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among intermediate duration bonds (5.00-7.99 years specifically) was also detractive from relative return. Security selection among higher education bonds detracted from the Fund’s relative performance.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class A) —including sales charge	-0.51%	0.93%	2.78%
Invesco New Jersey Municipal Fund (Class A) —excluding sales charge	3.93%	1.82%	3.22%
S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester New Jersey Municipal Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$398,866,572
Total number of portfolio holdings	155
Total advisory fees paid	$1,945,075
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-AR-A
Invesco New Jersey Municipal Fund

Invesco New Jersey Municipal Fund
Class C: ONJCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class C)	$184	1.81%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.14%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 5.19%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.50% and greater) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among appropriation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among AA-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among intermediate duration bonds (5.00-7.99 years specifically) was also detractive from relative return. Security selection among higher education bonds detracted from the Fund’s relative performance.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class C) —including sales charge	2.14%	1.14%	2.66%
Invesco New Jersey Municipal Fund (Class C) —excluding sales charge	3.14%	1.14%	2.66%
S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester New Jersey Municipal Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$398,866,572
Total number of portfolio holdings	155
Total advisory fees paid	$1,945,075
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-AR-C
Invesco New Jersey Municipal Fund

Invesco New Jersey Municipal Fund
Class Y: ONJYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class Y)	$93	0.91%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.19%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 5.19%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.50% and greater) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among appropriation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among AA-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among intermediate duration bonds (5.00-7.99 years specifically) was also detractive from relative return. Security selection among higher education bonds detracted from the Fund’s relative performance.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class Y)	4.19%	2.05%	3.47%
S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester New Jersey Municipal Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$398,866,572
Total number of portfolio holdings	155
Total advisory fees paid	$1,945,075
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-AR-Y
Invesco New Jersey Municipal Fund

Invesco New Jersey Municipal Fund
Class R6: IORJX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco New Jersey Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco New Jersey Municipal Fund (Class R6)	$87	0.85%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 4.25%. For the same time period, the S&P Municipal Bond New Jersey Index (the "Benchmark") returned 5.19%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.50% and greater) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection among non-rated bonds also contributed to the Fund’s relative performance.‡ Security selection among appropriation bonds contributed to the Fund’s relative return.
What detracted from relative performance?
• Security selection among AA-rated bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year.‡ Security selection among intermediate duration bonds (5.00-7.99 years specifically) was also detractive from relative return. Security selection among higher education bonds detracted from the Fund’s relative performance.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco New Jersey Municipal Fund (Class R6)	4.25%	2.14%	3.45%
S&P Municipal Bond New Jersey Index	5.19%	2.01%	3.19%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester New Jersey Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$398,866,572
Total number of portfolio holdings	155
Total advisory fees paid	$1,945,075
Portfolio turnover rate	25%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New Jersey (State of) Transportation Trust Fund Authority, Series 2024 CC, RB, 5.25%, 06/15/2055	3.98%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	3.82%
Tobacco Settlement Financing Corp., Series 2018 A, Ref. RB, 5.00%, 06/01/2046	3.32%
Tender Option Bond Trust Receipts/Certificates, Series 2026, RB, 5.25%, 03/01/2054	2.74%
South Jersey Transportation Authority, Series 2022 A, RB, 5.25%, 11/01/2052	2.23%
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB, 5.38%, 01/01/2043	2.17%
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange), Series 2023 A, RB, 5.00%, 08/15/2053	2.11%
New Jersey (State of) Transportation Trust Fund Authority, Series 2008 A, RB, 0.00%, 12/15/2037	2.05%
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1), Series 2023, RB, 5.00%, 08/15/2053	1.93%
Puerto Rico Sales Tax Financing Corp., Series 2018 A-1, RB, 5.00%, 07/01/2058	1.85%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-RONJM-AR-R6
Invesco New Jersey Municipal Fund

Invesco Pennsylvania Municipal Fund
Class A: OPATX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class A)	$128	1.26%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.66%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 4.98%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00% and greater) contributed to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection for bonds with a duration of 30 years and greater contributed to the Fund’s relative performance. Security selection among industrial development revenue/pollution control revenue bonds also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to the Benchmark. Security selection among non-rated bonds detracted from the Fund’s relative performance over the fiscal year.‡ Security selection in and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class A) —including sales charge	-1.51%	0.45%	3.27%
Invesco Pennsylvania Municipal Fund (Class A) —excluding sales charge	2.66%	1.33%	3.71%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	4.98%	1.41%	2.81%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester Pennsylvania Municipal Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$681,145,583
Total number of portfolio holdings	227
Total advisory fees paid	$3,239,689
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-AR-A
Invesco Pennsylvania Municipal Fund

Invesco Pennsylvania Municipal Fund
Class C: OPACX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class C)	$194	1.92%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.99%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 4.98%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00% and greater) contributed to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection for bonds with a duration of 30 years and greater contributed to the Fund’s relative performance. Security selection among industrial development revenue/pollution control revenue bonds also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to the Benchmark. Security selection among non-rated bonds detracted from the Fund’s relative performance over the fiscal year.‡ Security selection in and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class C) —including sales charge	1.21%	0.70%	3.16%
Invesco Pennsylvania Municipal Fund (Class C) —excluding sales charge	1.99%	0.70%	3.16%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	4.98%	1.41%	2.81%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester Pennsylvania Municipal Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$681,145,583
Total number of portfolio holdings	227
Total advisory fees paid	$3,239,689
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-AR-C
Invesco Pennsylvania Municipal Fund

Invesco Pennsylvania Municipal Fund
Class Y: OPAYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class Y)	$103	1.02%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.91%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 4.98%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00% and greater) contributed to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection for bonds with a duration of 30 years and greater contributed to the Fund’s relative performance. Security selection among industrial development revenue/pollution control revenue bonds also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to the Benchmark. Security selection among non-rated bonds detracted from the Fund’s relative performance over the fiscal year.‡ Security selection in and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class Y)	2.91%	1.60%	3.96%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	4.98%	1.41%	2.81%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester Pennsylvania Municipal Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$681,145,583
Total number of portfolio holdings	227
Total advisory fees paid	$3,239,689
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-AR-Y
Invesco Pennsylvania Municipal Fund

Invesco Pennsylvania Municipal Fund
Class R6: IORPX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Pennsylvania Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Pennsylvania Municipal Fund (Class R6)	$96	0.95%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 2.97%. For the same time period, the S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index (the “Benchmark”) returned 4.98%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00% and greater) contributed to the Fund’s performance relative to the Benchmark. An overweight allocation and security selection for bonds with a duration of 30 years and greater contributed to the Fund’s relative performance. Security selection among industrial development revenue/pollution control revenue bonds also contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero-coupon bonds detracted from the Fund’s performance relative to the Benchmark. Security selection among non-rated bonds detracted from the Fund’s relative performance over the fiscal year.‡ Security selection in and an overweight allocation among tobacco bonds also detracted from the Fund’s relative return.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Pennsylvania Municipal Fund (Class R6)	2.97%	1.66%	3.92%
S&P Municipal Bond Pennsylvania 5+ Year Investment Grade Index	4.98%	1.41%	2.81%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester Pennsylvania Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$681,145,583
Total number of portfolio holdings	227
Total advisory fees paid	$3,239,689
Portfolio turnover rate	38%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Philadelphia (City of), PA Authority for Industrial Development (Children's Hospital of Philadelphia (The)), Series 2024 A, RB, 5.25%, 07/01/2049	4.40%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2025 A, RB, 5.50%, 01/01/2055	3.89%
Children's Trust Fund, Series 2008 A, RB, 0.00%, 05/15/2057	3.00%
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University), Series 2017 A, Ref. RB, 5.00%, 09/01/2047	2.60%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport), Series 2021 A, RB, 5.00%, 01/01/2051	2.43%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 12/31/2038	2.00%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2021 A, Ref. RB, 4.00%, 12/01/2051	1.78%
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009 E, RB, 6.38%, 12/01/2038	1.77%
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Series 2015, RB, 5.00%, 06/30/2042	1.73%
Chester (County of), PA Industrial Development Authority (Green Bonds), Series 2021, RB, 4.00%, 12/01/2051	1.54%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROPAM-AR-R6
Invesco Pennsylvania Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class A: OPNYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class A)	$111	1.10%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.54%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to B-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (6.00 – 6.49% specifically) was also additive to relative return. At the sector level, security selection in and underweight exposure among bonds in the health care sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (20.00 years and greater) was also detractive from relative results. Security selection among tobacco bonds detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —including sales charge	-1.86%	-0.09%	2.40%
Invesco Rochester® AMT-Free New York Municipal Fund (Class A) —excluding sales charge	2.54%	0.79%	2.84%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester AMT-Free New York Municipal Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$614,725,861
Total number of portfolio holdings	297
Total advisory fees paid	$3,147,567
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-AR-A
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class C: ONYCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class C)	$188	1.86%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.77%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to B-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (6.00 – 6.49% specifically) was also additive to relative return. At the sector level, security selection in and underweight exposure among bonds in the health care sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (20.00 years and greater) was also detractive from relative results. Security selection among tobacco bonds detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —including sales charge	0.79%	0.00%	2.21%
Invesco Rochester® AMT-Free New York Municipal Fund (Class C) —excluding sales charge	1.77%	0.00%	2.21%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester AMT-Free New York Municipal Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$614,725,861
Total number of portfolio holdings	297
Total advisory fees paid	$3,147,567
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-AR-C
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class Y: ONYYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	$87	0.86%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.79%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to B-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (6.00 – 6.49% specifically) was also additive to relative return. At the sector level, security selection in and underweight exposure among bonds in the health care sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (20.00 years and greater) was also detractive from relative results. Security selection among tobacco bonds detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class Y)	2.79%	1.01%	3.07%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester AMT-Free New York Municipal Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$614,725,861
Total number of portfolio holdings	297
Total advisory fees paid	$3,147,567
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-AR-Y
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® AMT-Free New York Municipal Fund
Class R6: IORNX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	$82	0.81%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 2.74%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, an overweight allocation to B-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (6.00 – 6.49% specifically) was also additive to relative return. At the sector level, security selection in and underweight exposure among bonds in the health care sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among zero coupon bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. Security selection among longer duration bonds (20.00 years and greater) was also detractive from relative results. Security selection among tobacco bonds detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® AMT-Free New York Municipal Fund (Class R6)	2.74%	1.04%	3.04%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester AMT-Free New York Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$614,725,861
Total number of portfolio holdings	297
Total advisory fees paid	$3,147,567
Portfolio turnover rate	27%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Municipal Water Finance Authority, Series 2020 AA-1, Ref. RB, 4.00%, 06/15/2050	2.75%
Metropolitan Transportation Authority, Series 2016 C-1, RB, 5.25%, 11/15/2056	2.75%
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds), Series 2022 C, RB, 5.00%, 03/15/2053	2.28%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	2.10%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	2.04%
New York Counties Tobacco Trust V, Series 2005 S-1, RB, 0.00%, 06/01/2038	1.90%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2021 A, RB, 5.00%, 11/15/2056	1.79%
New York (State of) Dormitory Authority (Northwell Health Obligated Group), Series 2024, Ref. RB, 5.25%, 05/01/2054	1.76%
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB, 4.00%, 07/01/2046	1.67%
New York (City of), NY Municipal Water Finance Authority, Series 2021 CC-1, RB, 4.00%, 06/15/2051	1.66%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio decreased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROAFNYM-AR-R6
Invesco Rochester® AMT-Free New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class A: LTNYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class A)	$79	0.77%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 4.70%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.39%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (4.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the tax-supported sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight exposure to medium duration bonds (4.00-5.99 years specifically) detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to zero coupon bonds detracted from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class A) —including sales charge	2.16%	1.21%	2.29%
Invesco Rochester® Limited Term New York Municipal Fund (Class A) —excluding sales charge	4.70%	1.74%	2.56%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	5.39%	1.69%	1.94%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester Limited Term New York Municipal Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,488,237,464
Total number of portfolio holdings	497
Total advisory fees paid	$5,722,729
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-AR-A
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class C: LTNCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class C)	$155	1.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 3.93%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.39%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (4.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the tax-supported sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight exposure to medium duration bonds (4.00-5.99 years specifically) detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to zero coupon bonds detracted from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class C) —including sales charge	2.93%	0.97%	1.94%
Invesco Rochester® Limited Term New York Municipal Fund (Class C) —excluding sales charge	3.93%	0.97%	1.94%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	5.39%	1.69%	1.94%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester Limited Term New York Municipal Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,488,237,464
Total number of portfolio holdings	497
Total advisory fees paid	$5,722,729
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-AR-C
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class Y: LTBYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	$53	0.52%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 4.61%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.39%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (4.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the tax-supported sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight exposure to medium duration bonds (4.00-5.99 years specifically) detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to zero coupon bonds detracted from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class Y)	4.61%	1.92%	2.78%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	5.39%	1.69%	1.94%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester Limited Term New York Municipal Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,488,237,464
Total number of portfolio holdings	497
Total advisory fees paid	$5,722,729
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-AR-Y
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Limited Term New York Municipal Fund
Class R6: IORMX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	$49	0.48%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows, and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 5.02%. For the same time period, the S&P Municipal New York Investment Grade 4-7 Years Bond Index (the “Benchmark”) returned 5.39%.
What contributed to relative performance?
• During the fiscal year, security selection among non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ Security selection among higher coupon bonds (4.00% and greater) was also additive to relative return. At the sector level, security selection among bonds in the tax-supported sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• An underweight exposure to medium duration bonds (4.00-5.99 years specifically) detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to zero coupon bonds detracted from relative return. Security selection among bonds in the higher education sector detracted from the Fund’s relative performance during the fiscal year.
‡A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Limited Term New York Municipal Fund (Class R6)	5.02%	2.04%	2.76%
S&P Municipal Bond 2-17 Years Investment Grade Index	5.77%	1.73%	2.37%
S&P Municipal New York Investment Grade 4-7 Years Bond Index	5.39%	1.69%	1.94%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester Limited Term New York Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$1,488,237,464
Total number of portfolio holdings	497
Total advisory fees paid	$5,722,729
Portfolio turnover rate	31%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
Children's Trust Fund, Series 2002, RB, 5.50%, 05/15/2039	1.80%
New York (State of) Thruway Authority (Bidding Group 3), Series 2022, Ref. RB, 4.00%, 03/15/2043	1.67%
New York (City of), NY Transitional Finance Authority, Series 2017 F-1, RB, 5.00%, 05/01/2042	1.50%
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB, 5.25%, 10/01/2035	1.25%
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB, 5.00%, 11/15/2040	1.08%
Tender Option Bond Trust Receipts/Certificates, Series 2025, VRD RB, 2.00%, 05/15/2032	0.95%
New York (State of) Housing Finance Agency, Series 2009, VRD RB, 1.60%, 05/15/2039	0.87%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2040	0.87%
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2016, Ref. RB, 5.00%, 08/01/2031	0.86%
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico), Series 2023 A, RB, 6.63%, 01/01/2028	0.85%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROLTNYM-AR-R6
Invesco Rochester® Limited Term New York Municipal Fund

Invesco Rochester® Municipal Opportunities Fund
Class A: ORNAX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class A)	$139	1.37%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 2.49%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class A) —including sales charge	-1.79%	0.49%	4.15%
Invesco Rochester® Municipal Opportunities Fund (Class A) —excluding sales charge	2.49%	1.36%	4.60%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester High Yield Municipal Fund (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-AR-A
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class C: ORNCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class C)	$204	2.02%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 1.97%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class C) —including sales charge	1.00%	0.71%	4.05%
Invesco Rochester® Municipal Opportunities Fund (Class C) —excluding sales charge	1.97%	0.71%	4.05%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester High Yield Municipal Fund (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-AR-C
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class Y: ORNYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class Y)	$114	1.12%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 2.75%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class Y)	2.75%	1.61%	4.85%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester High Yield Municipal Fund (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-AR-Y
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class R5: IORHX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class R5)	$106	1.05%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R5 shares of the Fund returned 2.78%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class R5)	2.78%	1.58%	4.81%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Class R5 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester High Yield Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-AR-R5
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® Municipal Opportunities Fund
Class R6: IORYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® Municipal Opportunities Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
This report describes changes to the Fund that occurred during the reporting period.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® Municipal Opportunities Fund (Class R6)	$106	1.05%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 2.82%. For the same time period, the Custom Invesco Rochester Municipal Opportunities Index (the “Benchmark”) returned 3.50%.
What contributed to relative performance?
• During the fiscal year, security selection in and an underweight allocation to non-rated bonds contributed to the Fund’s performance relative to the Benchmark.‡ At the sector level, security selection among bonds in the industrial development revenue/pollution control revenue sector contributed to the Fund’s relative performance. On the state level, security selection among Wisconsin domiciled bonds contributed to relative performance.
What detracted from relative performance?
• Security selection among longer duration bonds (10.00 - 29.99 years specifically) detracted from the Fund’s performance relative to the Benchmark over the fiscal year. Overweight exposure and security selection among bonds in the transportation sector detracted from the Fund’s relative performance during the fiscal year. On the state level, an overweight exposure and security selection among Florida domiciled bonds detracted from relative results.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® Municipal Opportunities Fund (Class R6)	2.82%	1.65%	4.82%
Custom Invesco Rochester Municipal Opportunities Index	3.50%	2.25%	3.97%
S&P Municipal Bond High Yield Index	3.13%	2.42%	4.36%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
The Custom Invesco Rochester Municipal Opportunities Index is composed of 80% S&P Municipal Bond High Yield Index and 20% S&P Municipal Bond Investment Grade Index.
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester High Yield Municipal Fund's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$8,898,393,894
Total number of portfolio holdings	1,499
Total advisory fees paid	$31,743,001
Portfolio turnover rate	33%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
California (State of) County Tobacco Securitization Agency, Series 2006 A, RB, 0.00%, 06/01/2050	1.34%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB, 5.00%, 06/01/2055	1.34%
Children's Trust Fund, Series 2002, RB, 5.63%, 05/15/2043	1.24%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 C, RB, 0.00%, 06/15/2055	1.06%
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2025, RB, 5.00%, 05/01/2049	1.03%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB, 5.25%, 08/01/2031	0.80%
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB, 5.25%, 07/01/2047	0.71%
Triborough Bridge & Tunnel Authority, Series 2025, RB, 5.00%, 05/15/2051	0.69%
Philadelphia Authority for Industrial Development, Series 2025, RB, 5.50%, 07/01/2053	0.61%
District of Columbia Tobacco Settlement Financing Corp., Series 2006 D, RB, 0.00%, 06/15/2055	0.58%
Credit sector allocation
(% of total investments)
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since February 28, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund's net expense ratio increased from the prior fiscal year end as a result of a change in operating expenses.
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROHYM-AR-R6
Invesco Rochester® Municipal Opportunities Fund

Invesco Rochester® New York Municipals Fund
Class A: RMUNX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class A)	$116	1.15%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class A shares of the Fund, excluding sales charge, returned 1.13%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00 – 6.49% specifically) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation to B-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the housing sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to longer duration bonds (9.00 years are greater) was also detractive from relative return. Security selection among zero-coupon bonds also detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class A) —including sales charge	-3.15%	-0.04%	3.53%
Invesco Rochester® New York Municipals Fund (Class A) —excluding sales charge	1.13%	0.83%	3.98%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class A shares of Oppenheimer Rochester Fund Municipals (the predecessor fund) were reorganized into Class A shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class A shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$3,976,503,959
Total number of portfolio holdings	581
Total advisory fees paid	$17,997,457
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-AR-A
Invesco Rochester® New York Municipals Fund

Invesco Rochester® New York Municipals Fund
Class C: RMUCX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class C)	$191	1.91%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class C shares of the Fund, excluding sales charge, returned 0.40%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00 – 6.49% specifically) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation to B-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the housing sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to longer duration bonds (9.00 years are greater) was also detractive from relative return. Security selection among zero-coupon bonds also detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class C) —including sales charge	-0.57%	0.09%	3.35%
Invesco Rochester® New York Municipals Fund (Class C) —excluding sales charge	0.40%	0.09%	3.35%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class C shares of Oppenheimer Rochester Fund Municipals (the predecessor fund) were reorganized into Class C shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class C shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$3,976,503,959
Total number of portfolio holdings	581
Total advisory fees paid	$17,997,457
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-AR-C
Invesco Rochester® New York Municipals Fund

Invesco Rochester® New York Municipals Fund
Class Y: RMUYX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class Y)	$92	0.91%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class Y shares of the Fund returned 1.44%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00 – 6.49% specifically) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation to B-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the housing sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to longer duration bonds (9.00 years are greater) was also detractive from relative return. Security selection among zero-coupon bonds also detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class Y)	1.44%	1.09%	4.23%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Effective after the close of business on May 24, 2019, Class Y shares of Oppenheimer Rochester Fund Municipals (the predecessor fund) were reorganized into Class Y shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Class Y shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$3,976,503,959
Total number of portfolio holdings	581
Total advisory fees paid	$17,997,457
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-AR-Y
Invesco Rochester® New York Municipals Fund

Invesco Rochester® New York Municipals Fund
Class R6: IORUX
ANNUAL SHAREHOLDER REPORT | February 28, 2026
This annual shareholder report contains important information about Invesco Rochester® New York Municipals Fund (the “Fund”) for the period March 1, 2025 to February 28, 2026. You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Rochester® New York Municipals Fund (Class R6)	$87	0.86%
How Did The Fund Perform During The Period?
• During the fiscal year ended February 28, 2026, the municipal bond market benefited from positive returns, inflows and strong credit fundamentals.
• For the fiscal year ended February 28, 2026, Class R6 shares of the Fund returned 1.42%. For the same time period, the S&P Municipal Bond New York 5+ Year Investment Grade Index (the “Benchmark”) returned 4.75%.
What contributed to relative performance?
• During the fiscal year, security selection among higher coupon bonds (6.00 – 6.49% specifically) was additive to the Fund’s performance relative to the Benchmark. An overweight allocation to B-rated bonds also contributed to the Fund’s relative performance.‡ At the sector level, security selection and an underweight allocation in the housing sector contributed to the Fund’s relative performance.
What detracted from relative performance?
• Security selection among tobacco bonds detracted from the Fund’s performance relative to the Benchmark during the fiscal year. An overweight exposure to longer duration bonds (9.00 years are greater) was also detractive from relative return. Security selection among zero-coupon bonds also detracted from the Fund’s relative performance.
‡ A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. NR indicates the debtor was not rated and should not be interpreted as indicating low quality. For more information on rating methodologies, please visit the following NRSRO websites: www.standardandpoors.com and select ‘Understanding Credit Ratings’ under Rating Resources ‘About Ratings’ on the homepage.; https://ratings.moodys.io/ratings and select ‘Understanding Ratings’ on the homepage.; www.fitchratings.com and select ‘Ratings Definitions Criteria’ under ‘Resources’ on the homepage. Then select ‘Rating Definitions’ under ‘Resources’ on the ‘Contents’ menu.
How Has The Fund Historically Performed?
Growth of $10,000 Investment
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Rochester® New York Municipals Fund (Class R6)	1.42%	1.13%	4.19%
S&P Municipal Bond New York 5+ Year Investment Grade Index	4.75%	1.39%	2.40%
S&P Municipal Bond Index	4.85%	1.62%	2.51%
Class R6 shares incepted on May 24, 2019. Performance shown on or prior to that date is that of Oppenheimer Rochester Fund Municipals's (the predecessor fund) Class A shares at net asset value and includes 12b-1 fees applicable to Class A shares. Share class returns will differ from the predecessor fund because of different expenses.
The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for more recent performance information.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
What Are Key Statistics About The Fund?
(as of February 28, 2026)
Fund net assets	$3,976,503,959
Total number of portfolio holdings	581
Total advisory fees paid	$17,997,457
Portfolio turnover rate	26%
What Comprised The Fund's Holdings?
(as of February 28, 2026)
Top ten holdings
(% of net assets)
New York (City of), NY Transitional Finance Authority, Series 2023, RB, 5.00%, 05/01/2053	2.59%
University of Puerto Rico, Series 2006 Q, RB, 5.00%, 06/01/2036	1.66%
New York (City of), NY Municipal Water Finance Authority, Subseries 2023 AA-1, RB, 5.25%, 06/15/2052	1.33%
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB, 5.00%, 11/15/2056	1.16%
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB, 5.25%, 01/01/2050	1.10%
New York (State of) Thruway Authority, Series 2019 B, RB, 4.00%, 01/01/2050	1.05%
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds), Series 2024, Ref. RB, 5.25%, 12/31/2054	1.04%
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2023 A, RB, 4.50%, 05/15/2063	0.99%
New York (City of), NY Municipal Water Finance Authority, Series 2024 AA-1, RB, 5.25%, 06/15/2053	0.93%
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, 5.25%, 10/01/2049	0.92%
Credit sector allocation
(% of total investments)
Where Can I Find More Information?
You can find more information about the Fund, including the Fund's prospectus, financial information, and holdings at invesco.com/reports. Additionally, the Fund's proxy voting information can be found at invesco.com/proxy-voting.
What Should I Know About Delivery Of Important Regulatory Documents?
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at (800) 959-4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
For additional information, please scan the QR code at the left to navigate to additional material at invesco.com/reports.
O-ROM-AR-R6
Invesco Rochester® New York Municipals Fund

(b) Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"). This Code is filed as an exhibit to this report on Form N-CSR under Item 19(a)(1). No substantive amendments to this Code were made during the reporting period. There were no waivers for the fiscal year ended February 28, 2026.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that the Registrant has two audit committee financial experts serving on its Audit Committee: Anthony J. LaCava, Jr. and James Liddy. Each of these audit committee financial experts is "independent" within the meaning of that term as used in Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PricewaterhouseCoopers LLP (“PwC”), the Registrant’s independent registered public accounting firm, billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2026	Fees Billed by PwC for Services Rendered to the Registrant for Fiscal Year Ended 2025

Audit Fees	$ 753,704	$ 782,195
Audit-Related Fees(1)	$ 6,865	$ 57,500
Tax Fees(2)	$ 191,367	$ 207,916
All Other Fees	$ 0	$ 0
Total Fees	$ 951,936	$ 1,047,611
(1)	Audit-Related Fees for the fiscal year ended 2026 and 2025 includes fees billed for reviewing regulatory filings.
(2)

Tax Fees for the fiscal years ended 2026 and 2025 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Affiliates that were required to be pre-approved.

	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2026 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non- Audit Services Rendered to Invesco and Affiliates for Fiscal Year Ended 2025 That Were Required to be Pre-Approved by the Registrant’s Audit Committee
Audit-Related Fees(1)	$ 1,195,000	$ 1,141,000
Tax Fees	$ 0	$ 0
All Other Fees	$ 0	$ 0
Total Fees	$ 1,195,000	$ 1,141,000

(1) Audit-Related Fees for the fiscal years ended 2026 and 2025 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval.  These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service.  The Auditor will also discuss with the Audit Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds.  Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Fund.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings.  Such delegation does not preclude the Chair or Vice Chair from declining, on a case-by-case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

·	Management functions;
·	Human resources;
·	Broker-dealer, investment adviser, or investment banking services;
·	Legal services;
·	Expert services unrelated to the audit;
·	Any service or product provided for a contingent fee or a commission;
·	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;
·	Tax services for persons in financial reporting oversight roles at the Fund; and
·	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

·	Bookkeeping or other services related to the accounting records or financial statements of the audit client;
·	Financial information systems design and implementation;
·	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
·	Actuarial services; and
·	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g)  In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $6,726,000 for the fiscal year ended February 28, 2026 and $6,489,000 for the fiscal year ended February 28, 2025. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $8,112,367 for the fiscal year ended February 28, 2026 and $7,837,916 for the fiscal year ended February 28, 2025.

PwC provided audit services to the Investment Company complex of approximately $35 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

(i) Not applicable.

(j) Not applicable.

1	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Investments in securities of unaffiliated issuers is filed under Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Annual Financial Statements and Other Information
February 28, 2026
Invesco AMT-Free Municipal Income Fund
Nasdaq:
A: OPTAX ■ C: OMFCX ■ Y: OMFYX ■ R6: IORAX

2	Schedule of Investments
17	Financial Statements
20	Financial Highlights
21	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm
29	Tax Information
30	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.22%
Alabama–4.64%
Birmingham (City of), AL Water Works Board (The); Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	$16,150	$16,533,361
Black Belt Energy Gas District (The);
Series 2022 C-1, RB(b)	5.25%	06/01/2029	10,000	10,703,861
Series 2024 A, RB(b)	5.25%	09/01/2032	2,805	3,045,563
Energy Southeast, A Cooperative District; Series 2024 B, RB(b)	5.25%	06/01/2032	4,500	4,971,924
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	135	135,012
Jefferson (County of), AL;
Series 2017, Ref. Revenue Wts.	5.00%	09/15/2035	4,500	4,607,404
Series 2024, Ref. RB	5.25%	10/01/2045	4,000	4,315,084
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,040	6,368,998
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	9,000	9,548,876
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	11,200	12,226,008
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	185	186,089
Southeast Energy Authority, A Cooperative District (No. 2);
Series 2024 A, RB	5.00%	11/01/2035	6,235	6,711,019
Series 2025 C, RB(b)	5.00%	02/01/2031	5,000	5,418,432
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	4,105	4,468,181
Southeast Energy Authority, a Cooperative District (No. 4); Series 2022 B-1, RB(b)	5.00%	08/01/2028	2,000	2,102,332
				91,342,144
Arizona–2.21%
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(c)	5.00%	06/01/2058	570	573,850
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2050	2,100	1,879,328
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2005, RB(b)	3.80%	06/15/2028	5,000	5,100,388
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	262	262,206
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	80	81,414
Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2048	145	145,367
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2049	1,400	1,353,342
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	141	141,090
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	360	360,067
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies); Series 2016 A, Ref. RB	5.00%	07/01/2041	1,425	1,425,635
Phoenix Civic Improvement Corp.; Series 2019, RB	4.00%	07/01/2044	6,855	6,888,814
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(d)	5.50%	09/01/2046	900	852,414
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	190,947
Series 2019, RB	5.25%	07/01/2049	240	214,085
Pima (County of), AZ Industrial Development Authority (The) (Arizona Charter Schools); Series 2013 Q, Ref. RB	5.38%	07/01/2031	1,225	1,225,756
Pima (County of), AZ Industrial Development Authority (The) (Tucson Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	645	603,914
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(e)	5.25%	01/01/2053	15,220	16,245,069
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	108,599
Series 2007, RB	5.00%	12/01/2037	3,000	3,344,621
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(d)	5.00%	06/15/2059	2,765	2,392,934
				43,389,840
Arkansas–0.07%
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(f)	6.25%	02/01/2038	1,305	1,305,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–8.16%
California (State of); Series 2022, GO Bonds	4.00%	04/01/2049	$1,325	$1,317,285
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(b)	5.00%	04/01/2032	2,500	2,727,238
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(b)	5.25%	10/01/2031	3,250	3,494,480
Series 2023, RB(b)	5.00%	08/01/2029	5,000	5,321,818
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(g)	0.00%	06/01/2050	129,820	24,025,904
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(g)	0.00%	06/01/2046	7,000	1,924,362
Series 2006 B, RB(g)	0.00%	06/01/2046	6,000	1,595,534
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	2,500	485,891
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,215	1,216,518
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	5.00%	08/15/2051	10,000	10,493,428
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(a)(b)	4.00%	04/01/2030	50	54,104
Series 2020, Ref. RB	4.00%	04/01/2049	1,450	1,348,229
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB(a)(b)	5.00%	11/15/2026	4,080	4,168,447
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,407	3,624,620
California (State of) Municipal Finance Authority; Series 2026 A-1, RB	4.05%	07/20/2041	3,605	3,649,436
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB(a)(b)	5.00%	03/20/2026	780	781,117
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(a)(b)	5.00%	06/01/2027	170	176,652
Grossmont-Cuyamaca Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,165	3,139,781
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(d)(g)	0.00%	06/01/2057	340,750	17,607,030
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,440,556
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,062,677
Series 2022 B, Ref. RB	5.00%	07/01/2041	10,000	10,881,451
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,430,472
M-S-R Energy Authority;
Series 2009 B, RB	7.00%	11/01/2034	10,000	12,426,410
Series 2009 B, RB	6.50%	11/01/2039	9,820	12,301,471
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(h)	5.00%	08/01/2042	4,500	3,012,490
San Diego (County of), CA Regional Airport Authority;
Series 2019 A, Ref. RB	5.00%	07/01/2044	5,000	5,261,044
Series 2025 A, RB	5.25%	07/01/2055	10,000	10,860,814
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	1,000	1,012,944
Series 2020 A, RB	5.00%	10/01/2049	1,000	1,002,194
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGI)(c)(g)	0.00%	08/01/2044	7,990	3,589,011
				160,433,408
Colorado–3.14%
Aurora (City of), CO (Pipeline/Interceptor); Series 2023, RB	4.00%	08/01/2053	13,285	12,660,883
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2037	550	565,264
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	2,866	2,853,935
Colorado (State of) Educational & Cultural Facilities Authority (Stargate Charter School); Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,035,005
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	1,400	1,401,214
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2022, RB	5.25%	11/01/2052	7,500	7,808,170
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2055	3,000	2,993,749
Colorado State University Research Foundation; Series 2025 A, RB(d)	5.38%	03/01/2055	4,100	4,105,223
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(c)	4.38%	12/01/2054	1,500	1,415,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Denver (City & County of), CO;
Series 2022 B, RB	5.25%	11/15/2053	$6,700	$7,082,148
Series 2022 C, Ref. RB	5.25%	11/15/2053	5,000	5,279,217
Ebert Metropolitan District; Series 2018 A-2, GO Bonds (INS - BAM)(c)	5.00%	12/01/2043	1,605	1,665,691
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	980	1,037,226
Series 2008, RB	6.50%	11/15/2038	1,920	2,378,362
Rampart Range Metropolitan District No. 1; Series 2017, Ref. RB (INS - AGI)(c)	5.00%	12/01/2047	6,165	6,225,283
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,003,416
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGI)(c)	5.00%	12/01/2050	1,500	1,524,877
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(d)	6.50%	12/01/2048	800	808,643
				61,843,865
Connecticut–1.05%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2047	5,000	4,680,871
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2026, Ref. RB	5.50%	07/01/2055	5,255	5,650,067
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	7,555	6,732,423
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(i)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	08/15/2030	625	666,817
Mashantucket Western Pequot Tribe; Series 2013, RB(i)	6.05%	07/01/2031	11,260	2,815,015
				20,605,193
District of Columbia–4.01%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	4,335	4,290,281
Series 2025, GO Bonds(e)(j)	5.25%	01/01/2048	4,930	5,272,460
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	3,095	3,190,816
Series 2006 B, RB(g)	0.00%	06/15/2046	72,125	16,711,096
Metropolitan Washington Airports Authority; Series 2019 B, Ref. RB	4.00%	10/01/2049	10,000	8,944,175
Washington Metropolitan Area Transit Authority;
Series 2020 A, RB	4.00%	07/15/2045	25,600	25,343,475
Series 2025, RB(e)(j)	5.50%	07/15/2060	6,650	7,163,728
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	8,034,718
				78,950,749
Florida–7.70%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, Ref. RB	5.00%	12/01/2037	2,580	2,716,806
Amelia Concourse Community Development District; Series 2007, RB	5.75%	05/01/2038	270	256,607
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	115	115,137
Broward (County of), FL; Series 2022 A, RB	4.00%	10/01/2047	5,005	4,845,892
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	17,250	16,156,493
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(d)	5.38%	06/15/2038	255	256,709
Series 2018 A, RB(d)	5.38%	06/15/2048	480	454,095
Chapel Creek Community Development District; Series 2006, RB	5.50%	05/01/2038	400	400,554
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $539,852)(f)(i)(k)	5.50%	05/01/2037	826	371,674
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(e)	5.00%	10/01/2055	6,850	7,152,867
Creekside Community Development District; Series 2006, RB(f)(i)	5.20%	05/01/2038	2,068	1,033,855
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	5,067,751
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	9,089,061
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	70	70,088
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	7,110	7,578,305
Indigo Community Development District; Series 2005, RB(f)	5.75%	05/01/2036	218	178,731
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(d)	5.00%	01/15/2054	$190	$163,654
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(d)	5.50%	07/15/2048	565	540,960
Series 2018 A, RB(d)	5.75%	07/15/2053	600	580,166
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	900	901,206
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	170	157,229
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	60	60,426
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,743,121
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	17,745	16,408,376
Series 2020 A, RB	4.00%	07/01/2048	12,185	11,401,871
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,605,833
Series 2021, RB	4.00%	10/01/2051	5,000	4,639,726
Naturewalk Community Development District; Series 2007 A, RB(f)(i)	5.50%	05/01/2038	335	127,300
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2022, RB	4.00%	10/01/2052	5,000	4,409,049
Series 2025, Ref. RB	5.25%	10/01/2056	5,000	5,246,209
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,055	2,071,730
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	315	315,375
Series 2011, RB	5.63%	05/01/2042	1,000	1,001,063
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	1,385	1,470,755
Series 2025, RB	5.25%	11/01/2055	1,385	1,411,373
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(e)(j)	5.50%	10/01/2055	8,315	9,011,118
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	2,035,801
Reunion East Community Development District;
Series 2002 A-2, RB(i)	7.38%	05/01/2033	860	9
Series 2005, RB(i)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	15,019
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $1,803,161)(i)(k)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,445	1,446,170
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $1,111,175)(i)(k)	6.60%	05/01/2036	1,095	547,500
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2033	210	164,189
Series 2020 A, RB(g)	0.00%	09/01/2034	880	661,097
Series 2020 A, RB(g)	0.00%	09/01/2035	750	539,444
Series 2020 A, RB(g)	0.00%	09/01/2036	850	584,437
Series 2020 A, RB(g)	0.00%	09/01/2037	825	541,334
Series 2020 A, RB(g)	0.00%	09/01/2038	1,050	657,049
Series 2020 A, RB(g)	0.00%	09/01/2039	1,000	596,733
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,055	3,058,316
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,435	1,439,779
Waterstone Community Development District;
Series 2007 A, RB(h)	6.88%	05/01/2037	146	107,983
Series 2007 B, RB(g)	0.00%	11/01/2028	159	147,151
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	2,470	2,473,943
Series 2005 A-2, RB (Acquired 10/16/2019; Cost $869,632)(i)(k)	5.75%	05/01/2036	1,385	1,385,098
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	340	340,209
Westside Community Development District; Series 2019-2, RB(f)(i)	5.65%	05/01/2037	525	429,410
Wildwood (City of), FL Village Community Development Disctrict No. 15;
Series 2023, RB(d)	5.00%	05/01/2043	1,475	1,524,351
Series 2023, RB(d)	5.25%	05/01/2054	4,535	4,569,874
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	5.13%	05/01/2056	2,620	2,634,555
Zephyr Ridge Community Development District; Series 2006, RB	5.63%	05/01/2037	550	550,243
				151,460,883
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–3.52%
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	$490	$398,676
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(d)	5.56%	12/15/2048	6,000	5,469,148
Brookhaven (City of), GA Urban Redevelopment Agency; Series 2023 A, RB	4.00%	07/01/2053	5,000	4,852,686
Burke (County of), GA Development Authority (Georgia Power Company); Series 2018, Ref. VRD RB(l)	1.05%	11/01/2052	10,000	10,000,000
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.13%	04/01/2048	5,500	5,770,748
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	1,155	1,157,423
Series 2018 A, RB	6.00%	12/01/2038	2,260	2,261,718
Series 2018 A, RB	6.25%	12/01/2048	5,565	5,565,489
Series 2018 A, RB	6.50%	12/01/2053	3,205	3,205,649
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	4,040	4,139,349
Series 2023 B, RB(b)	5.00%	03/01/2030	5,000	5,369,086
Series 2023 C, RB(b)	5.00%	09/01/2030	5,000	5,400,144
Series 2024 B, RB(b)	5.00%	03/01/2032	5,435	5,956,878
Metropolitan Atlanta Rapid Transit Authority (Green Bonds); Series 2025 A, RB	5.25%	07/01/2050	5,000	5,412,237
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	880	900,171
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,231,119
Series 2018 A-1, RB	6.38%	12/01/2053	1,280	1,275,432
Series 2018 A-2, RB(b)	5.50%	12/01/2028	845	826,611
				69,192,564
Guam–0.08%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,530,992
Hawaii–0.82%
Hawaii (State of); Series 2025 B, RB	5.00%	07/01/2049	15,000	16,086,629
Idaho–0.20%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	3,735	3,908,929
Illinois–8.13%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,263,770
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.00%	01/01/2052	3,000	3,011,194
Series 2018 B, RB	5.00%	01/01/2053	10,500	10,625,842
Series 2020 A, Ref. RB	4.00%	01/01/2036	5,000	5,153,451
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2035	1,360	1,359,974
Series 2016, RB	6.00%	04/01/2046	4,300	4,357,095
Series 2022 A, GO Bonds	5.00%	12/01/2047	3,200	3,010,032
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	3,380	3,423,669
Chicago (City of), IL Midway International Airport; Series 2025 B, Ref. RB	5.00%	01/01/2055	10,000	10,369,137
Chicago (City of), IL Transit Authority;
Series 2020 A, Ref. RB	5.00%	12/01/2045	20	20,719
Series 2020 A, Ref. RB	5.00%	12/01/2055	2,140	2,167,715
Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2041	3,500	3,524,529
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	228	228,722
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	575	569,525
Harvey (City of), IL;
Series 2008, RB	6.88%	08/01/2028	1,475	1,474,852
Series 2023 A, GO Bonds	4.50%	01/01/2054	3,483	2,694,715
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	$3,000	$3,123,633
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,711,597
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,920,155
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,169,770
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	790,364
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,323,196
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	4,057,854
Series 2024 B, GO Bonds	5.25%	05/01/2044	3,000	3,219,632
Series 2024 C, GO Bonds	4.00%	10/01/2048	5,410	4,864,370
Illinois (State of) Finance Authority; Series 2025, Ref. RB(d)	5.88%	09/01/2046	2,500	2,505,085
Illinois (State of) Finance Authority (Institute of Technology); Series 2019, Ref. RB	5.00%	09/01/2040	2,500	2,499,184
Illinois (State of) Finance Authority (University of Illinois Health Services); Series 2020, RB	4.00%	10/01/2040	3,950	3,878,122
Illinois (State of) Regional Transportation Authority;
Series 2018 B, RB	4.00%	06/01/2043	1,365	1,365,625
Series 2018 XF2618, Revenue Ctfs.(e)	4.00%	06/01/2043	18,000	18,008,239
Illinois State Toll Highway Authority; Series 2025, RB(e)	5.00%	01/01/2045	21,090	22,116,393
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	957,072
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,056,349
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,390,600
Lincolnshire (Village of), IL (Sedgewick); Series 2004, RB	6.25%	03/01/2034	1,417	1,419,633
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,519,164
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,052,447
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	312	299,368
Sales Tax Securitization Corp.;
Series 2018 C, Ref. RB	5.25%	01/01/2043	2,545	2,632,087
Series 2018 C, Ref. RB (INS - BAM)(c)	5.25%	01/01/2048	5,000	5,101,094
Southwestern Illinois Development Authority; Series 2006, RB(i)	5.63%	11/01/2026	210	41,909
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	210	221,210
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	135	142,206
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	160	168,541
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	40	42,135
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	30	31,601
Series 2018 A, GO Bonds(a)(b)	5.00%	02/01/2028	25	26,335
Series 2018 A, Ref. GO Bonds(a)(b)	5.00%	02/01/2028	210	221,210
Series 2018 A, Ref. GO Bonds(a)(b)	5.00%	02/01/2028	155	163,274
Series 2018 A, Ref. GO Bonds(a)(b)	5.00%	02/01/2028	135	142,206
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2032	695	731,417
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2033	505	530,105
Series 2018 A, Ref. GO Bonds (INS - AGI)(c)	5.00%	02/01/2034	455	476,823
Yorkville (United City of), IL (United City Special Services Area); Series 2013, Ref. RB	5.00%	03/01/2033	1,638	1,638,328
				159,813,274
Indiana–1.60%
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	3,515	3,421,590
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2026	830	831,159
Indiana Finance Authority; Series 2025, RB(e)	5.00%	10/01/2053	10,000	10,263,787
Indianapolis Local Public Improvement Bond Bank; Series 2025, Ref. RB	5.25%	01/01/2055	16,040	16,897,842
				31,414,378
Iowa–1.17%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,001,732
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(b)	5.00%	12/01/2032	7,785	9,089,548
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(c)	5.25%	12/01/2051	2,500	2,661,177
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	5,190	5,250,391
Xenia (City of), IA Rural Water District; Series 2016, Ref. RN(a)(b)	5.00%	12/01/2026	1,000	1,021,339
				23,024,187
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–2.15%
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(c)	5.00%	09/01/2031	$5,000	$5,048,444
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB (INS - BAM)(c)	5.00%	04/01/2038	2,500	2,555,004
Kentucky (Commonwealth of) Public Energy Authority;
Series 2022 A-1, RB(b)	4.00%	08/01/2030	15,000	15,546,696
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	10,000	11,006,154
Series 2024 A, RB(b)	5.00%	07/01/2030	5,000	5,359,492
Series 2025 B, RB	5.00%	12/01/2033	2,660	2,836,395
				42,352,185
Louisiana–1.18%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	3	2,471
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(i)	5.00%	07/01/2032	395	163,925
Series 2017, Ref. RB(i)	5.00%	07/01/2033	300	124,500
Series 2017, Ref. RB(i)	5.00%	07/01/2037	345	143,175
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	5,000	4,999,964
Louisiana Stadium & Exposition District; Series 2023 A, Ref. RB	5.00%	07/01/2048	13,235	13,802,240
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB(a)(b)	5.00%	07/01/2026	4,035	4,071,791
				23,308,066
Maryland–0.86%
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,531,213
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 2001, RB (INS - AMBAC)(c)	5.00%	07/01/2034	5	5,040
Series 2016, Ref. RB	5.00%	06/01/2036	400	400,708
Maryland (State of) Transportation Authority; Series 2021 A, Ref. RB	5.00%	07/01/2051	10,000	10,421,513
Maryland Economic Development Corp. (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(d)	5.00%	03/27/2035	3,000	3,249,507
Prince George’s (County of), MD (Victoria Falls); Series 2005, RB	5.25%	07/01/2035	1,308	1,315,401
				16,923,382
Massachusetts–0.63%
Massachusetts (Commonwealth of) Development Finance Agency; Series 2019 A, Ref. RB	4.00%	07/01/2044	3,000	2,682,586
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(e)	4.00%	06/01/2050	10,000	9,644,484
				12,327,070
Michigan–0.66%
Detroit (City of), MI; Series 2003 B-R, RB (INS - AGI)(c)	7.50%	07/01/2033	60	60,235
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,154,901
Series 2008 C, RB(g)	0.00%	06/01/2058	214,275	5,005,164
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	345	345,096
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	635	647,691
Michigan (State of) Strategic Fund (Wolverine Human Services); Series 2007, RN (Acquired 08/28/2008-10/09/2008; Cost $4,467,672)(i)(k)	5.85%	08/31/2027	5,281	1,848,499
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	400	160,000
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	530,000
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	611,459
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,531,061
				12,894,106
Minnesota–0.17%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	1,037,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2043	$2,300	$2,348,589
				3,386,586
Mississippi–0.57%
Mississippi (State of) Development Bank; Series 2016, RB (CEP - Colorado Higher Education Intercept Program)	5.00%	12/01/2046	10,000	10,084,664
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	1,795	1,215,037
				11,299,701
Missouri–1.57%
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(f)	7.05%	05/01/2027	60	45,000
Series 2007 A, RB(f)	5.75%	05/01/2026	465	348,750
Broadway-Fairview Transportation Development District; Series 2006 A, RB(f)	5.88%	12/01/2031	675	209,250
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	305	305,823
Columbia (City of), MO Housing Authority (Stuart Park/Paquin Tower Apartments);
Series 2015, RB	5.00%	12/15/2040	580	580,022
Series 2015, RB	5.13%	12/15/2050	1,330	1,238,475
Hollister (City of), MO; Series 2019, RB(d)	5.63%	10/01/2039	2,295	2,357,325
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	295	284,108
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(f)(i)	5.75%	03/01/2029	169	30,495
Missouri (State of) Health & Educational Facilities Authority (SSM Health); Series 2018 A, RB	5.00%	06/01/2048	7,500	7,598,410
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	50	46,618
St. Louis (City of), MO;
Series 2007 A, RB(f)	5.50%	09/02/2028	373	78,330
Series 2024, RB (INS - AGI)(c)	5.25%	07/01/2049	10,000	10,681,164
Series 2024, RB (INS - AGI)(c)	5.25%	07/01/2054	5,000	5,288,121
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(f)	5.50%	05/29/2028	661	99,153
St. Louis (City of), MO (Ludwig Lofts); Series 2008, RN(f)(m)	6.69%	04/21/2029	1,080	183,600
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(f)(m)	6.00%	08/21/2026	545	38,150
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(f)(m)	6.00%	08/21/2026	846	101,520
Series 2006, RN(f)	5.50%	03/09/2027	1,879	263,060
Series 2007 A, RN(f)	5.50%	01/20/2028	688	213,280
Series 2007 B, RN(f)(i)	5.50%	01/20/2028	466	4,660
Series 2008 A, RB(f)	6.60%	01/21/2028	3,254	846,040
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(f)(i)	5.75%	04/01/2027	320	67,200
				30,908,554
Montana–0.07%
Hardin (City of), MT; Series 2006, RB(f)(m)	6.25%	09/01/2031	11,710	1,405,200
Nebraska–1.17%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	6,150	6,994,571
Central Plains Energy Project (No. 5); Series 2022-1, RB(b)	5.00%	10/01/2029	5,000	5,322,527
Nebraska Investment Finance Authority (Social Bonds); Series 2024 E, RB (CEP - GNMA)	4.80%	09/01/2054	4,995	5,038,289
Omaha (City of), NE Public Power District; Series 2021 A, RB (INS - AGI)(c)	4.00%	02/01/2051	6,000	5,674,300
				23,029,687
Nevada–0.52%
Clark (County of), NV (Special Improvement District No. 128); Series 2007 A, RB	5.05%	02/01/2031	245	246,819
Las Vegas Valley Water District;
Series 2022 A, GO Bonds	4.00%	06/01/2051	5,000	4,712,808
Series 2025, GO Bonds(e)	5.25%	06/01/2055	5,000	5,347,830
				10,307,457
New Hampshire–1.10%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - BAM)(c)(g)	0.00%	01/01/2029	305	277,826
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	3,340	3,488,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	$4,848	$4,951,890
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(b)	4.15%	10/01/2034	998	1,019,302
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,951	5,108,470
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(g)	0.00%	12/01/2034	7,265	4,044,282
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(d)	5.25%	07/01/2039	410	415,581
Series 2019 A, RB(d)	5.63%	07/01/2046	230	231,679
Series 2019 A, RB(d)	5.75%	07/01/2054	570	571,800
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(d)	5.63%	12/15/2033	1,390	1,442,890
				21,551,740
New Jersey–5.85%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2032	250	256,037
Series 2017 A, Ref. GO Bonds (INS - BAM)(c)	5.00%	03/01/2037	500	509,818
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,914,200
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(a)(b)	5.00%	12/15/2026	3,000	3,069,704
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	1,998,163
Series 2018 A, RB	5.00%	06/15/2047	735	745,531
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,080,971
Series 2018 C, RB	5.00%	06/15/2042	3,500	3,591,551
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(d)	6.50%	11/01/2052	220	225,812
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	10,000	10,647,138
New Jersey (State of) Transportation Trust Fund Authority;
Series 2019 BB, RB	4.00%	06/15/2050	7,125	6,638,685
Series 2020 AA, RB	4.00%	06/15/2050	10,000	9,317,452
New Jersey Turnpike Authority; Series 2025, RB(e)(j)	5.25%	01/01/2055	5,700	6,127,608
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2029	3,500	3,686,097
Series 2018 A, Ref. RB	5.00%	06/01/2030	12,030	12,664,670
Series 2018 A, Ref. RB	5.00%	06/01/2031	4,500	4,722,886
Series 2018 A, Ref. RB	5.00%	06/01/2032	12,980	13,601,668
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,005	5,235,551
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,104,607
Series 2018 A, Ref. RB	5.00%	06/01/2046	7,145	7,157,984
Series 2018 B, Ref. RB	5.00%	06/01/2046	6,825	6,762,382
				115,058,515
New Mexico–0.11%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	230,206
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare); Series 2008, VRD Ref. RB(l)	1.10%	08/01/2034	2,000	2,000,000
				2,230,206
New York–8.83%
Battery Park (City of), NY Authority; Series 2019 D-1, Ref. VRD RB(l)	0.98%	11/01/2038	3,000	3,000,000
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(d)	5.25%	10/15/2050	1,830	1,786,028
Metropolitan Transportation Authority (Green Bonds); Series 2019 A, RB	5.00%	11/15/2045	10,065	10,305,040
New York (City of), NY;
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	10,000	10,924,286
Series 2024 C, GO Bonds	5.25%	03/01/2053	10,150	10,690,257
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2041	$10,000	$10,073,618
Series 2022 C-1, RB	4.00%	02/01/2051	4,000	3,670,472
Series 2024 D, RB	5.50%	05/01/2052	10,000	10,820,949
Subseries 2012 C-4, VRD RB(l)	1.10%	11/01/2036	5,000	5,000,000
New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.00%	03/15/2034	5,020	5,087,131
Series 2020 D, Ref. RB	4.00%	02/15/2047	13,150	12,567,118
Series 2025 A, Ref. RB	5.00%	03/15/2050	5,000	5,257,534
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	5,000	4,562,237
Series 2019 B, RB	4.00%	01/01/2053	5,000	4,493,934
New York (State of) Thruway Authority (Group 2); Series 2021 O, Ref. RB	4.00%	01/01/2046	5,000	4,818,881
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	12,000	12,078,688
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	55	56,045
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	285	280,685
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	10,000	9,786,433
Series 2020 A, RB	4.00%	03/15/2049	10,000	9,577,817
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2020, Ref. RB	5.00%	12/01/2035	2,305	2,516,778
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,501,357
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD GO Bonds(b)(d)(l)	1.15%	03/04/2026	4,690	4,690,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,279,548
Series 2022 A, Ref. RB	5.00%	05/15/2057	2,500	2,585,910
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,601,189
Series 2025, RB (INS - AGI)(c)	4.50%	12/01/2056	1,500	1,500,975
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	13,790	12,821,650
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,248,896
				173,583,456
North Carolina–0.61%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2022 A, RB	4.00%	07/01/2052	5,000	4,795,643
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,302,207
				12,097,850
Ohio–2.77%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	2,960	2,573,114
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	21,690	17,938,129
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	18,500	1,439,885
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2010, RB	6.00%	11/15/2035	3,445	3,453,729
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.25%	01/01/2050	5,000	5,305,773
County of Franklin OH; Series 2025, RB(e)	5.25%	11/01/2055	6,165	6,519,674
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2052	5,000	4,630,894
Series 2017, Ref. RB	5.50%	02/15/2057	6,050	5,969,634
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	5,000	4,691,535
Ohio (State of) Higher Educational Facility Commission (University of Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,009,948
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,000	987,289
				54,519,604
Oklahoma–1.12%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2030	3,350	3,505,496
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	11,000	11,956,600
Oklahoma Municipal Power Authority; Series 2025, RB (INS - AGI)(c)(e)(j)	5.25%	01/01/2056	6,150	6,567,974
				22,030,070
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–6.98%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2036	$2,825	$2,945,432
Chester (County of), PA Industrial Development Authority (Longwood Gardens) (Green Bonds); Series 2019, RB	4.00%	12/01/2049	1,350	1,267,282
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2032	3,000	3,155,883
Series 2018, RB	5.00%	06/01/2033	2,000	2,100,388
Series 2018, RB	5.00%	06/01/2034	1,760	1,846,156
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,235	1,235,474
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,305,517
Geisinger Authority (Geisinger Health System); Series 2017 A-1, Ref. RB	5.00%	02/15/2045	6,335	6,398,695
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,250	4,694,389
Series 2022, Ref. RB	5.00%	05/01/2057	6,615	6,663,205
Pennsylvania (Commonwealth of);
First Series 2018-1, GO Bonds	4.00%	03/01/2035	12,500	12,846,892
First Series 2018-1, GO Bonds (INS - BAM)(c)	4.00%	03/01/2036	4,175	4,284,557
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 143-A, RB	5.30%	04/01/2044	10,000	10,640,035
Series 2025-149A, RB(e)	5.15%	10/01/2050	10,000	10,209,497
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2023, Ref. RB	5.00%	12/01/2043	1,000	1,093,298
Series 2009 E, RB	6.38%	12/01/2038	1,500	1,585,274
Series 2017 B-1, RB	5.00%	06/01/2042	5,125	5,230,562
Series 2020 B, RB	5.00%	12/01/2045	5,000	5,280,437
Series 2021 A, RB	4.00%	12/01/2050	2,000	1,844,707
Series 2021 B, RB	4.00%	12/01/2051	8,500	7,788,868
Series 2021 B, Ref. RB	5.00%	12/01/2051	7,000	7,243,347
Philadelphia (City of), PA;
Series 2021 C, RB	5.00%	10/01/2046	5,000	5,250,854
Series 2024 C, RB (INS - AGI)(c)	5.25%	09/01/2049	5,000	5,380,286
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(e)	5.50%	07/01/2053	11,000	11,905,166
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	5,000	5,167,673
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	3,004,569
Philadelphia School District (The); Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,012,168
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB(a)(b)	5.00%	01/01/2027	4,000	4,094,950
Scranton School District; Series 2017 E, Ref. GO Bonds (INS - BAM)(c)	5.00%	12/01/2033	710	738,717
				137,214,278
Puerto Rico–4.09%
PRHTA Custodial Trust; Series 2022 I, RB(i)	5.00%	12/06/2049	11	2,508
PRIFA Custodial Trust;
Series 2005 A, RB(g)	0.00%	03/15/2049	413	113,946
Series 2005 A, RB(g)	0.00%	03/15/2049	645	467,214
Series 2022, RB(g)	0.00%	03/15/2049	6,998	3,002,675
Series 2022, RB(g)	0.00%	03/15/2049	6,362	3,003,568
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	4,698	3,478,576
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,029	4,123,353
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,964	4,235,212
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	3,651	3,738,868
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	3,281	3,337,727
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,816	2,822,129
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	7,929	7,158,881
Subseries 2022, RN(g)	0.00%	11/01/2043	2,553	1,745,797
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2010 CCC, RB(i)	5.00%	07/01/2028	2,000	1,335,000
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	157	153,499
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2046	$32,588	$11,722,249
Series 2018 A-1, RB(g)	0.00%	07/01/2051	31,582	8,309,458
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,607,885
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,318,725
Series 2019 A-2, RB	4.54%	07/01/2053	387	363,115
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,011,214
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 10/10/2017; Cost $851,513)(k)	5.00%	06/01/2026	1,305	1,304,550
Series 2006 P, Ref. RB (Acquired 11/15/2018; Cost $790,740)(k)	5.00%	06/01/2030	900	899,736
Series 2006 Q, RB (Acquired 02/13/2019-03/01/2019; Cost $130,900)(k)	5.00%	06/01/2036	150	147,677
				80,403,562
Rhode Island–0.69%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $4,862,486)(i)(k)	7.25%	07/15/2035	4,915	1,916,850
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	1,825	1,887,660
Series 2024, RB	5.25%	05/15/2054	5,000	5,125,201
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,053
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,695,924
				13,645,688
South Carolina–1.34%
Charleston County Airport District; Series 2024 B, RB	5.25%	07/01/2054	5,000	5,288,121
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	635	638,815
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	2,500	2,691,792
Series 2024, RB	5.50%	11/01/2049	5,000	5,372,135
Series 2024, RB	5.50%	11/01/2050	5,370	5,743,645
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,606,332
				26,340,840
Tennessee–0.81%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health); Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	228,036
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(c)	5.50%	07/01/2054	1,250	1,330,055
Metropolitan Nashville Airport Authority (The); Series 2019 A, RB	5.00%	07/01/2049	5,000	5,124,975
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(d)	5.13%	06/01/2036	200	204,364
Tennessee Energy Acquisition Corp.;
Series 2006 C, RB	5.00%	02/01/2027	3,490	3,533,281
Series 2021 A, RB(b)	5.00%	11/01/2031	5,000	5,451,979
				15,872,690
Texas–12.07%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(d)	5.75%	06/15/2055	1,000	1,017,632
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	889,969
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,400	1,416,117
Board of Regents of the University of Texas System; Series 2025 B, RB	5.00%	08/15/2051	6,965	7,390,195
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	02/15/2060	5,000	5,322,641
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2021 B, Ref. RB	4.00%	11/01/2045	10,000	9,856,088
Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,928,044
Series 2022 B, Ref. RB	5.00%	11/01/2050	10,000	10,356,936
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(d)	5.00%	04/01/2032	1,100	1,100,520
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	11,500	10,930,607
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	$12,000	$11,161,145
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2045	15,000	14,630,157
Harris (County of), TX Flood Control District (Green Bonds); Series 2023 A, GO Bonds	4.00%	09/15/2048	5,000	4,816,531
Harris (County of), TX Port Authority of Houston;
Series 2021, RB	4.00%	10/01/2046	5,365	5,218,664
Series 2023, RB	5.00%	10/01/2053	10,000	10,423,494
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital); Series 2025 A, VRD RB(l)	1.10%	12/01/2060	8,000	8,000,000
Harris County Hospital District; Series 2025, GO Bonds(e)	5.50%	02/15/2050	5,500	6,028,434
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,234,827
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,750	10,008,162
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	7,500	6,927,340
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	3,235	3,505,874
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	02/15/2055	5,000	5,346,628
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	7,000	6,363,321
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,000	3,113,328
Series 2025 A, RB	6.50%	10/01/2060	1,800	1,863,354
Series 2025, VRD RB(l)	1.05%	08/01/2055	2,000	2,000,000
New Hope Cultural Education Facilities Finance Corp. (Beta Academy);
Series 2019, RB(d)	5.00%	08/15/2039	425	425,027
Series 2019, RB(d)	5.00%	08/15/2049	150	139,048
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	355	355,825
New Hope Cultural Education Facilities Finance Corp. (CHF - Collegiate Housing San Antonio I, LLC - Texas A&M University); Series 2016 A, RB(a)(b)	5.00%	04/01/2026	1,000	1,002,325
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	02/15/2055	4,000	4,280,370
Prosper Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	10,150	9,359,584
San Antonio (City of), TX;
Series 2025, RB(e)	5.25%	02/01/2046	5,000	5,438,162
Series 2025, RB(e)(j)	5.50%	02/01/2050	10,000	10,887,735
Southwest Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/01/2053	5,000	4,655,235
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	7,500	6,920,293
Tarrant County Cultural Education Facilities Finance Corp.; Series 2026, Ref. VRD RB(l)	0.85%	11/15/2063	5,000	5,000,000
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2021, Ref. RB	5.00%	12/15/2031	2,500	2,742,538
Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,491,442
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	6,135	6,181,338
Texas Transportation Finance Corp.; Series 2025, RB(e)	5.50%	10/01/2055	6,660	7,281,670
Wylie Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(e)	5.25%	08/15/2054	5,000	5,299,679
				237,310,279
Utah–0.63%
Black Desert Public Infrastructure District; Series 2024, RB(d)	5.63%	12/01/2053	5,000	5,066,004
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(c)(e)(j)	5.50%	06/01/2050	5,000	5,487,615
Utah (State of) Charter School Finance Authority; Series 2018, RB	5.00%	10/15/2038	720	734,492
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(d)	5.38%	06/15/2049	1,110	1,044,240
				12,332,351
Virgin Islands–0.06%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(c)	5.00%	10/01/2032	1,200	1,203,858
Virginia–0.37%
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(f)(i)	6.75%	03/01/2034	302	187,240
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB	5.00%	07/01/2046	6,320	6,321,997
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco AMT-Free Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay); Series 2018, Ref. RB	5.00%	09/01/2036	$715	$733,721
				7,242,958
Washington–0.99%
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	20	20,011
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,136	1,147,858
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2048	5,000	5,011,540
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	8,500	8,502,107
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2034	2,250	2,320,590
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(c)(d)	5.25%	07/01/2055	2,500	2,570,720
				19,572,826
West Virginia–0.23%
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	4,170	4,484,035
Wisconsin–1.52%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGI)(c)(g)	0.00%	12/15/2055	5,445	1,262,309
Series 2020, RB (INS - AGI)(c)(g)	0.00%	12/15/2060	25,000	4,379,935
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,267,887
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	7,160	7,161,781
Wisconsin (State of) Public Finance Authority; Series 2023 B, RB(d)(g)	0.00%	07/01/2062	6,750	5,518,125
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University);
Series 2019 A, RB (INS - AGI)(c)	5.00%	07/01/2036	900	939,288
Series 2019 A, RB (INS - AGI)(c)	5.00%	07/01/2054	1,275	1,284,252
Series 2019 A, RB (INS - AGI)(c)	5.00%	07/01/2058	1,500	1,510,040
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	260	260,254
Series 2012 A, RB	6.00%	07/15/2042	350	350,242
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(d)	5.00%	06/15/2039	310	310,201
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(d)	5.38%	06/01/2044	535	481,689
Series 2019 A, RB(d)	5.50%	06/01/2054	540	458,956
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(d)(g)	0.00%	12/15/2034	1,125	669,430
				29,854,389
TOTAL INVESTMENTS IN SECURITIES(n)–106.22% (Cost $2,104,089,974)				2,088,993,224
FLOATING RATE NOTE OBLIGATIONS–(7.19)%
Notes with interest and fee rates ranging from 2.07% to 2.50% at 02/28/2026 and contractual maturities of collateral ranging from 06/01/2043 to 07/15/2060 (See Note 1K)(o)				(141,370,000)
OTHER ASSETS LESS LIABILITIES–0.97%				18,972,343
NET ASSETS–100.00%				$1,966,595,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco AMT-Free Municipal Income Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CHF	– Swiss Franc
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
NCCU	– North Carolina Central University
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $81,488,596, which represented 4.14% of the Fund’s Net Assets.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Zero coupon bond issued at a discount.
(h)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $12,635,846, which represented less than 1% of the Fund’s Net Assets.

(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $35,065,310. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Restricted security. The aggregate value of these securities at February 28, 2026 was $8,421,600, which represented less than 1% of the Fund’s Net Assets.
(l)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(m)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(o)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $206,928,828 are held by TOB Trusts and serve as collateral for the $141,370,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,200	June-2026	$(136,575,000)	$(150,385)	$(150,385)

(a)	Futures contracts collateralized by $2,250,000 cash held with Goldman Sachs International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco AMT-Free Municipal Income Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $2,104,089,974)	$2,088,993,224
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	2,250,000
Receivable for:
Investments sold	1,084,397
Fund shares sold	1,301,256
Interest	22,915,630
Investments matured, at value (Cost $8,356,354)	3,902,684
Investment for trustee deferred compensation and retirement plans	141,912
Other assets	521,762
Total assets	2,121,110,865
Liabilities:
Floating rate note obligations	141,370,000
Other investments:
Variation margin payable — futures contracts	2,400,396
Payable for:
Investments purchased	3,596,222
Dividends	3,180,188
Fund shares reacquired	1,019,199
Amount due to custodian	2,048,218
Accrued fees to affiliates	569,631
Accrued interest expense	26,884
Accrued trustees’ and officers’ fees and benefits	34,113
Accrued other operating expenses	128,535
Trustee deferred compensation and retirement plans	141,912
Total liabilities	154,515,298
Net assets applicable to shares outstanding	$1,966,595,567
Net assets consist of:
Shares of beneficial interest	$2,448,202,112
Distributable earnings (loss)	(481,606,545)
$1,966,595,567
Net Assets:
Class A	$1,002,647,999
Class C	$44,786,391
Class Y	$910,624,573
Class R6	$8,536,604
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	146,521,525
Class C	6,591,400
Class Y	133,469,436
Class R6	1,246,896
Class A:
Net asset value per share	$6.84
Maximum offering price per share (Net asset value of $6.84 ÷ 95.75%)	$7.14
Class C:
Net asset value and offering price per share	$6.79
Class Y:
Net asset value and offering price per share	$6.82
Class R6:
Net asset value and offering price per share	$6.85
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco AMT-Free Municipal Income Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$106,891,783
Expenses:
Advisory fees	8,362,655
Administrative services fees	294,542
Custodian fees	14,566
Distribution fees:
Class A	2,540,882
Class C	521,416
Interest, facilities and maintenance fees	6,471,632
Transfer agent fees — A, C and Y	1,699,414
Transfer agent fees — R6	1,724
Trustees’ and officers’ fees and benefits	33,508
Registration and filing fees	119,701
Reports to shareholders	76,404
Professional services fees	189,059
Other	36,772
Total expenses	20,362,275
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(6,500)
Net expenses	20,355,775
Net investment income	86,536,008
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(3,200,607))	(36,979,711)
Futures contracts	1,138,159
(35,841,552)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	904,210
Futures contracts	(150,385)
753,825
Net realized and unrealized gain (loss)	(35,087,727)
Net increase in net assets resulting from operations	$51,448,281
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco AMT-Free Municipal Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$86,536,008	$89,992,358
Net realized gain (loss)	(35,841,552)	(11,761,633)
Change in net unrealized appreciation (depreciation)	753,825	(5,042,160)
Net increase in net assets resulting from operations	51,448,281	73,188,565
Distributions to shareholders from distributable earnings:
Class A	(41,651,852)	(45,905,036)
Class C	(1,681,936)	(2,169,809)
Class Y	(41,195,892)	(47,167,784)
Class R6	(445,859)	(375,814)
Total distributions from distributable earnings	(84,975,539)	(95,618,443)
Share transactions–net:
Class A	(142,049,531)	(90,583,905)
Class C	(17,348,119)	(17,160,381)
Class Y	(275,660,287)	116,713,425
Class R6	(2,877,043)	3,575,131
Net increase (decrease) in net assets resulting from share transactions	(437,934,980)	12,544,270
Net increase (decrease) in net assets	(471,462,238)	(9,885,608)
Net assets:
Beginning of year	2,438,057,805	2,447,943,413
End of year	$1,966,595,567	$2,438,057,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco AMT-Free Municipal Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$6.89	$0.27	$(0.05)	$0.22	$(0.27)	$6.84	3.32%(d)	$1,002,648	1.06%(d)	1.06%(d)	0.75%(d)	4.08%(d)	29%
Year ended 02/28/25	6.96	0.25	(0.06)	0.19	(0.26)	6.89	2.82 (d)	1,157,194	0.91 (d)	0.91 (d)	0.75 (d)	3.57 (d)	18
Year ended 02/29/24	6.80	0.23	0.18	0.41	(0.25)	6.96	6.22 (d)	1,259,062	0.93 (d)	0.93 (d)	0.77 (d)	3.40 (d)	21
Year ended 02/28/23	7.61	0.24	(0.81)	(0.57)	(0.24)	6.80	(7.51)(d)	1,328,471	0.88 (d)	0.88 (d)	0.75 (d)	3.42 (d)	53
Year ended 02/28/22	7.79	0.19	(0.10)	0.09	(0.27)	7.61	1.03 (d)	1,685,219	0.80 (d)	0.80 (d)	0.74 (d)	2.42 (d)	10
Class C
Year ended 02/28/26	6.84	0.22	(0.06)	0.16	(0.21)	6.79	2.53	44,786	1.82	1.82	1.51	3.32	29
Year ended 02/28/25	6.90	0.19	(0.04)	0.15	(0.21)	6.84	2.18	63,106	1.67	1.67	1.51	2.81	18
Year ended 02/29/24	6.74	0.18	0.18	0.36	(0.20)	6.90	5.44	80,994	1.69	1.69	1.53	2.64	21
Year ended 02/28/23	7.54	0.18	(0.80)	(0.62)	(0.18)	6.74	(8.19)	98,530	1.64	1.64	1.51	2.66	53
Year ended 02/28/22	7.72	0.13	(0.11)	0.02	(0.20)	7.54	0.24	154,706	1.56	1.56	1.50	1.66	10
Class Y
Year ended 02/28/26	6.87	0.29	(0.06)	0.23	(0.28)	6.82	3.56	910,625	0.82	0.82	0.51	4.32	29
Year ended 02/28/25	6.93	0.26	(0.04)	0.22	(0.28)	6.87	3.21	1,206,198	0.67	0.67	0.51	3.81	18
Year ended 02/29/24	6.77	0.25	0.18	0.43	(0.27)	6.93	6.48	1,099,816	0.69	0.69	0.53	3.64	21
Year ended 02/28/23	7.58	0.25	(0.81)	(0.56)	(0.25)	6.77	(7.33)	898,454	0.64	0.64	0.51	3.66	53
Year ended 02/28/22	7.76	0.21	(0.11)	0.10	(0.28)	7.58	1.26	983,831	0.56	0.56	0.50	2.66	10
Class R6
Year ended 02/28/26	6.90	0.29	(0.05)	0.24	(0.29)	6.85	3.64	8,537	0.76	0.76	0.45	4.38	29
Year ended 02/28/25	6.96	0.27	(0.05)	0.22	(0.28)	6.90	3.28	11,560	0.60	0.60	0.44	3.88	18
Year ended 02/29/24	6.80	0.25	0.18	0.43	(0.27)	6.96	6.54	8,072	0.62	0.62	0.46	3.71	21
Year ended 02/28/23	7.61	0.26	(0.81)	(0.55)	(0.26)	6.80	(7.22)	5,374	0.57	0.57	0.44	3.73	53
Year ended 02/28/22	7.79	0.22	(0.11)	0.11	(0.29)	7.61	1.35	6,714	0.49	0.49	0.43	2.73	10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
February 28, 2026 and 2025, February 29, 2024, February 28, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco AMT-Free Municipal Income Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco AMT-Free Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
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Invesco AMT-Free Municipal Income Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The
22
Invesco AMT-Free Municipal Income Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
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Invesco AMT-Free Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $25,464 in front-end sales commissions from the sale of Class A shares and $8,768 and $5,412 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
24
Invesco AMT-Free Municipal Income Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,081,426,326	$7,566,898	$2,088,993,224
Other Investments - Assets*
Investments Matured	—	3,605,308	297,376	3,902,684
Other Investments - Liabilities*
Futures Contracts	(150,385)	—	—	(150,385)
Total Other Investments	(150,385)	3,605,308	297,376	3,752,299
Total Investments	$(150,385)	$2,085,031,634	$7,864,274	$2,092,745,523

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(150,385)
Derivatives not subject to master netting agreements	150,385
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$1,138,159
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(150,385)
Total	$987,774
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$84,939,449

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $154,307,593 and securities sales of $156,217,724, which resulted in net realized gains (losses) of $(3,200,607).
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Invesco AMT-Free Municipal Income Fund

NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,500.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $855,068 with an average interest rate of 4.48%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2026 were $117,318,462 and 4.69%, respectively.
NOTE 9—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$1,436,933	$415,399
Ordinary income-tax-exempt	83,538,606	95,203,044
Total distributions	$84,975,539	$95,618,443

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$23,232,853
Net unrealized appreciation (depreciation) — investments	(31,216,921)
Temporary book/tax differences	(150,508)
Capital loss carryforward	(473,471,969)
Shares of beneficial interest	2,448,202,112
Total net assets	$1,966,595,567
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities, defaulted bonds and payment-in-kind securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$99,773,558	$373,698,411	$473,471,969
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
26
Invesco AMT-Free Municipal Income Fund

NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $626,046,600 and $946,541,907, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$65,130,874
Aggregate unrealized (depreciation) of investments	(96,347,795)
Net unrealized appreciation (depreciation) of investments	$(31,216,921)
Cost of investments for tax purposes is $2,123,962,444.
NOTE 11—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds, dirt bonds and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $2,754,531, undistributed net realized gain (loss) was decreased by $3,157,983 and shares of beneficial interest was increased by $403,452. This reclassification had no effect on the net assets of the Fund.
NOTE 12—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	22,116,065	$147,650,792	18,055,063	$124,619,303
Class C	923,854	6,139,130	1,446,584	9,917,431
Class Y	59,829,217	397,425,844	60,554,954	416,455,447
Class R6	149,417	994,531	611,981	4,233,644
Issued as reinvestment of dividends:
Class A	3,449,818	23,032,535	3,695,279	25,470,368
Class C	162,801	1,078,526	200,023	1,368,236
Class Y	3,410,391	22,689,881	4,002,681	27,505,434
Class R6	57,931	386,678	49,590	341,889
Automatic conversion of Class C shares to Class A shares:
Class A	1,261,185	8,380,924	1,663,194	11,460,670
Class C	(1,270,392)	(8,380,924)	(1,676,452)	(11,460,670)
Reacquired:
Class A	(48,177,929)	(321,113,782)	(36,541,462)	(252,134,246)
Class C	(2,448,494)	(16,184,851)	(2,482,496)	(16,985,378)
Class Y	(105,313,244)	(695,776,012)	(47,662,469)	(327,247,456)
Class R6	(636,793)	(4,258,252)	(145,277)	(1,000,402)
Net increase (decrease) in share activity	(66,486,173)	$(437,934,980)	1,771,193	$12,544,270

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

27
Invesco AMT-Free Municipal Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco AMT-Free Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco AMT-Free Municipal Income Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, portfolio company investee and brokers; when replies were not received from the portfolio company investee, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
28
Invesco AMT-Free Municipal Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	98.31%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
29
Invesco AMT-Free Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
30
Invesco AMT-Free Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROAFM-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco California Municipal Fund
Nasdaq:
A: OPCAX ■ C: OCACX ■ Y: OCAYX ■ R6: IORCX

2	Schedule of Investments
20	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
31	Report of Independent Registered Public Accounting Firm
32	Tax Information
33	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–108.83%
California–104.16%
Adelanto Community Facilities District No. 2006-2 (Improvement Area No. 2); Series 2015 A, RB	5.00%	09/01/2045	$1,000	$1,000,388
Adelanto Public Utility Authority (Utility System); Series 2014 A, RB	5.00%	07/01/2039	5,445	5,446,691
Adelanto School District (Community Facilities District No. 4); Series 2023, RB	5.75%	09/01/2053	1,400	1,484,579
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(a)	5.00%	10/01/2052	7,000	7,267,176
Alvord Unified School District; Series 2023 A, GO Bonds (INS - BAM)(a)	5.00%	08/01/2052	10,000	10,534,329
Bakersfield (City of), CA (Assessment District No. 07-2); Series 2008, RB	7.38%	09/02/2028	425	430,901
Bay Area Toll Authority (San Francisco Bay Area); Series 2017, Ref. RB	4.00%	04/01/2049	630	606,169
Beaumont (City of), CA (Community Facilities District No. 2016-1);
Series 2019, RB	5.00%	09/01/2030	125	128,952
Series 2019, RB	5.00%	09/01/2031	140	144,413
Series 2019, RB	5.00%	09/01/2049	775	781,709
Beaumont Unified School District Community Facilities District No. 2020-1 (Improvement area No. 2); Series 2023, RB	5.00%	09/01/2053	875	888,982
Beaumont Unified School District Community Facilities District No. 2022-1 (Improvement Area No. 2);
Series 2025, RB	5.00%	09/01/2050	305	311,871
Series 2025, RB	5.00%	09/01/2055	900	916,323
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(b)	0.00%	08/01/2026	1,465	1,453,394
Series 2009, GO Bonds(b)	0.00%	08/01/2032	3,045	2,639,028
Blythe (City of), CA Community Facilities District No. 2004-1; Series 2005, RB	5.30%	09/01/2035	500	505,278
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1);
Series 2011 A, RB	9.75%	05/01/2038	1,775	1,783,346
Series 2015, Ref. RB	5.00%	05/01/2038	1,000	1,001,041
Burbank-Glendale-Pasadena Airport Authority; Series 2024 B, RB(c)	5.25%	07/01/2054	12,300	12,929,980
Calexico (City of), CA Community Facilities District No. 2005-1;
Series 2006, RB(d)	5.50%	09/01/2036	2,500	875,000
Series 2006, RB(d)	5.55%	09/01/2036	2,325	813,750
California (State of);
Series 2022 CU, GO Bonds	4.85%	12/01/2046	1,700	1,776,694
Series 2022, GO Bonds(e)	5.00%	11/01/2042	11,370	12,675,566
Series 2025, GO Bonds(e)	4.13%	03/01/2049	4,500	4,529,000
Series 2025, GO Bonds	5.00%	03/01/2055	3,680	3,944,795
Series 2025, GO Bonds(e)	5.00%	03/01/2055	7,500	8,039,663
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024, RB(f)	5.00%	04/01/2032	5,000	5,454,475
Series 2024, RB(f)	5.00%	08/01/2032	10,000	10,546,927
Series 2024, RB(f)	5.00%	10/01/2032	5,000	5,412,943
Series 2024, RB(f)	5.00%	12/01/2032	27,500	29,079,512
Series 2025 A, RB(f)	5.00%	05/01/2035	7,500	8,041,914
Series 2025 B, RB(f)	5.00%	11/01/2035	7,500	8,338,522
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(f)	5.25%	10/01/2031	5,000	5,376,123
Series 2023 G, RB(e)(f)	5.25%	04/01/2030	11,000	11,867,849
Series 2026, RB(f)	5.00%	02/01/2036	7,500	8,330,089
Series 2026, RB	5.00%	03/01/2036	5,000	5,454,257
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College);
Series 2018, RB	5.25%	05/01/2048	665	673,405
Series 2018, RB	5.25%	05/01/2053	2,500	2,524,143
California (State of) Community Housing Agency (Stonridge Apartments); Series 2021 A, RB(g)	4.00%	02/01/2056	3,000	2,399,046
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency;
Series 2007 D, RB(b)(g)	0.00%	06/01/2057	$45,600	$3,657,439
Series 2007 E, RB(b)(g)	0.00%	06/01/2057	51,500	3,555,740
Series 2007 F, RB(b)(g)	0.00%	06/01/2057	55,250	3,687,794
Series 2020 A, Ref. RB	4.00%	06/01/2037	550	548,870
Series 2020 A, Ref. RB	4.00%	06/01/2039	1,200	1,173,549
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	15,990	16,111,834
Series 2006 C, RB(b)	0.00%	06/01/2055	332,360	33,610,470
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.00%	06/01/2035	1,360	1,362,492
Series 2002, RB	6.13%	06/01/2038	9,700	9,713,636
Series 2006 A, RB(b)	0.00%	06/01/2046	62,110	17,074,592
Series 2006 C, RB(b)	0.00%	06/01/2055	71,700	8,253,365
Series 2006 D, RB(b)	0.00%	06/01/2055	309,500	29,982,843
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	710	633,655
Series 2020 B-2, Ref. RB(b)	0.00%	06/01/2055	22,000	4,275,841
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2020, Ref. RB	5.00%	06/01/2050	3,210	3,028,749
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(b)	0.00%	06/01/2055	6,050	1,234,092
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	520	520,650
California (State of) Department of Water Resources (Central Valley); Series 2026 A, RB	5.00%	12/01/2056	15,000	16,111,644
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	1,715	1,734,896
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	6,005	5,988,223
California (State of) Educational Facilities Authority (University of Redlands); Series 2022 A, RB	5.00%	10/01/2052	2,300	2,306,374
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(g)	6.25%	06/01/2053	2,520	2,453,808
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(g)	5.00%	06/01/2054	2,500	2,466,899
Series 2024 A, RB(g)	5.00%	06/01/2064	7,500	7,262,902
California (State of) Enterprise Development Authority (Riverside County-Mead Valley Wellness Village); Series 2024, RB	5.25%	11/01/2054	5,000	5,364,618
California (State of) Enterprise Development Authority (Rocklin Academy (The)); Series 2024, RB(g)	5.00%	06/01/2054	2,625	2,595,478
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2021 A, Ref. RB	4.00%	08/15/2048	25,715	24,622,053
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020, Ref. RB(f)(h)	4.00%	04/01/2030	210	227,235
Series 2020, Ref. RB	4.00%	04/01/2049	5,925	5,509,141
Series 2024 A, RB	5.00%	12/01/2054	4,195	4,368,000
California (State of) Health Facilities Financing Authority (El Camino Health); Series 2025 A, Ref. RB	5.25%	02/01/2048	1,500	1,631,604
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services);
Series 2024, RB	5.25%	11/15/2048	1,000	1,038,649
Series 2024, RB	5.25%	11/15/2058	3,750	3,842,634
California (State of) Health Facilities Financing Authority (Kaiser Permanente); Subseries 2017 A-2, RB	5.00%	11/01/2047	10,000	11,274,357
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2017, RB	4.00%	11/15/2047	560	535,284
Series 2022, Ref. RB	4.00%	05/15/2051	3,540	3,343,817
California (State of) Health Facilities Financing Authority (Lucile Salter Packard); Series 2022, Ref. RB	4.00%	05/15/2046	5,925	5,750,339
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2055	$1,130	$1,137,587
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	7,625	7,630,998
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2020 A, Ref. RB	4.00%	08/15/2050	22,755	21,852,994
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	935	943,893
California (State of) Housing Finance Agency; Series 2019 A, RB	4.25%	01/15/2035	0	2
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(c)(f)(g)	12.00%	11/02/2026	5,050	2,727,000
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(g)	5.00%	01/01/2056	2,450	2,148,658
California (State of) Municipal Finance Authority;
Series 2024 D, RB	5.00%	09/01/2049	1,000	1,018,092
Series 2024 D, RB	5.00%	09/01/2054	1,000	1,008,621
Series 2025 A-1, RB	3.44%	02/20/2041	6,943	6,730,943
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	3,015	3,015,790
California (State of) Municipal Finance Authority (Ascent 613); Series 2025 A, RB(g)	5.38%	01/01/2055	5,000	5,009,660
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	280	283,402
Series 2018 A, RB(g)	5.00%	06/01/2048	3,225	3,141,385
California (State of) Municipal Finance Authority (Bold Program);
Series 2020 B, RB	4.00%	09/01/2043	755	744,735
Series 2020 B, RB	4.00%	09/01/2050	1,095	980,406
Series 2021 A, RB	4.00%	09/01/2041	655	654,725
Series 2021 A, RB	4.00%	09/01/2046	1,095	1,023,355
Series 2021 B, RB	4.00%	09/01/2046	830	765,219
Series 2021 B, RB	4.00%	09/01/2051	775	676,101
Series 2022 B, Ref. RB	6.00%	09/01/2052	2,160	2,290,267
Series 2022 B, Ref. RB	6.30%	09/01/2052	870	930,764
Series 2022 C, RB	6.25%	09/01/2052	1,885	2,013,660
Series 2023 B, RB	5.75%	09/01/2053	1,350	1,428,944
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,000	995,404
California (State of) Municipal Finance Authority (Caritas);
Series 2017 A, Ref. RB	4.00%	08/15/2037	1,055	1,059,019
Series 2021 B, Ref. RB	4.00%	08/15/2041	295	287,890
Series 2021 B, Ref. RB	4.00%	08/15/2051	435	372,173
California (State of) Municipal Finance Authority (Caritas) (Social Bonds);
Series 2023, RB	5.25%	08/15/2058	1,100	1,134,083
Series 2024, Ref. RB	5.00%	08/15/2049	1,000	1,028,516
Series 2024, Ref. RB	5.00%	08/15/2059	1,600	1,625,259
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2043	5,900	6,028,171
California (State of) Municipal Finance Authority (City of Chula Vista-Sunbow); Series 2024 A, RB	5.00%	09/01/2054	1,700	1,709,954
California (State of) Municipal Finance Authority (City of Elk Grove-Madeira Ranch);
Series 2024, RB	5.00%	09/01/2049	785	804,278
Series 2024, RB	5.00%	09/01/2054	750	758,181
California (State of) Municipal Finance Authority (Cityview Apartments) (Green Bonds); Series 2021, RB(g)	4.00%	11/01/2036	1,625	1,602,435
California (State of) Municipal Finance Authority (Community Health Centers of the Central Coast, Inc.); Series 2025 A, RB	5.75%	12/01/2055	2,500	2,645,384
California (State of) Municipal Finance Authority (Community Medical Centers); Series 2017 A, Ref. RB	5.00%	02/01/2037	1,000	1,013,113
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2039	3,345	3,653,094
Series 2024, Ref. RB	5.00%	11/15/2044	1,995	2,090,521
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(g)	6.63%	01/01/2032	$610	$608,908
Series 2012, RB(g)	6.88%	01/01/2042	2,080	2,072,787
California (State of) Municipal Finance Authority (Gracelight Community Health); Series 2025 A, RB	5.38%	06/01/2056	1,900	1,939,316
California (State of) Municipal Finance Authority (Greenfield Commons I) (Green Bonds); Series 2023 A, RB (CEP - FNMA)	5.28%	09/01/2046	2,950	3,215,348
California (State of) Municipal Finance Authority (Humangood - California Obligated Group);
Series 2021, RB	4.00%	10/01/2046	1,080	1,002,268
Series 2021, RB	4.00%	10/01/2049	8,000	7,155,340
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(c)	5.00%	12/31/2043	10,130	10,300,666
Series 2018 A, RB(c)	5.00%	12/31/2047	18,610	18,711,860
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,000	1,001,850
California (State of) Municipal Finance Authority (Open Door Community Health Centers); Series 2021, RB (INS - Cal-Mortgage)(a)	4.00%	09/15/2051	3,385	3,210,721
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	600	571,774
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(a)	5.25%	11/01/2052	5,400	5,509,238
California (State of) Municipal Finance Authority (PRS California Obligated Group); Series 2024, Ref. RB	5.00%	04/01/2054	3,030	3,086,099
California (State of) Municipal Finance Authority (Samuel Merritt University); Series 2022, RB	5.25%	06/01/2053	8,000	8,391,933
California (State of) Municipal Finance Authority (Santa Rosa Academy); Series 2022, Ref. RB	5.00%	07/01/2052	3,250	3,115,051
California (State of) Municipal Finance Authority (Social Bonds);
Series 2019 A, Ref. RB(g)	5.00%	11/01/2029	685	706,185
Series 2019 A, Ref. RB(g)	5.00%	11/01/2039	1,475	1,512,546
Series 2019 A, Ref. RB(g)	5.00%	11/01/2049	2,700	2,612,917
California (State of) Municipal Finance Authority (South Central Los Angeles); Series 2024, Ref. RB	4.00%	12/01/2043	1,000	1,002,439
California (State of) Municipal Finance Authority (St. Ignatius College Preparatory); Series 2024 A, RB	5.00%	09/01/2049	1,500	1,578,568
California (State of) Municipal Finance Authority (Turning Point Schools);
Series 2024, Ref. RB(g)	5.25%	06/01/2044	1,075	1,068,597
Series 2024, Ref. RB(g)	5.50%	06/01/2054	1,300	1,241,089
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(c)	4.00%	07/15/2029	20,000	20,396,060
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	600	605,446
California (State of) Municipal Finance Authority (Westside Neighborhood School);
Series 2024, RB(g)	6.20%	06/15/2054	1,800	1,895,732
Series 2024, RB(g)	6.38%	06/15/2064	1,000	1,057,428
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB (Acquired 04/25/2019; Cost $1,437,417)(g)(i)(j)	5.00%	08/01/2039	1,400	1,057,267
California (State of) Pollution Control Financing Authority (Air Products & Chemicals, Inc.); Series 1997, VRD RB(k)	0.68%	03/01/2042	5,000	5,000,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $1,387,423)(c)(g)(i)(j)	7.50%	07/01/2032	1,425	16,031
Series 2017, RB (Acquired 05/25/2017; Cost $1,890,139)(c)(g)(i)(j)	8.00%	07/01/2039	1,900	21,375
Series 2020, RB (Acquired 10/06/2020; Cost $401,185)(c)(g)(i)(j)	7.50%	07/01/2032	420	4,725
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(c)(g)	5.00%	07/01/2037	3,000	3,011,468
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.); Series 2023, RB(c)(g)	5.00%	11/21/2045	1,000	1,049,100
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	11/21/2045	2,500	2,551,803
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(g)	5.13%	07/01/2055	5,000	4,372,857
California (State of) Public Finance Authority (Crossroads Christian Schools); Series 2020, RB(g)	5.00%	01/01/2056	1,000	889,814
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(g)	5.00%	11/15/2036	1,000	1,031,552
Series 2021, RB(g)	5.00%	11/15/2046	4,000	3,801,978
Series 2021, RB(g)	5.00%	11/15/2051	3,590	3,279,308
Series 2021, RB(g)	5.00%	11/15/2056	2,685	2,406,444
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Excelsior Charter Schools);
Series 2020 A, RB(g)	5.00%	06/15/2050	$1,540	$1,442,033
Series 2020 A, RB(g)	5.00%	06/15/2055	1,030	945,333
California (State of) Public Finance Authority (Hazelden Betty Ford Foundation); Series 2025 A, RB	5.00%	11/01/2054	5,245	5,335,454
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital);
Series 2017, Ref. RB	5.00%	10/15/2037	1,000	1,006,286
Series 2017, Ref. RB	5.00%	10/15/2047	1,000	1,000,754
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(g)	10.00%	05/15/2028	2,900	3,936,613
California (State of) Public Finance Authority (LaVerne Elementary Preparatory Academy);
Series 2019 A, RB(g)	5.00%	06/15/2049	1,400	1,329,187
Series 2025 A, RB(g)	5.63%	06/15/2055	1,155	1,168,858
Series 2025 A, RB(g)	6.00%	06/15/2065	3,850	3,952,172
California (State of) Public Finance Authority (Trinity Classical Academy);
Series 2019 A, RB(g)	5.00%	07/01/2036	400	402,812
Series 2019 A, RB(g)	5.00%	07/01/2044	630	590,840
Series 2019 A, RB(g)	5.00%	07/01/2054	1,600	1,402,910
California (State of) Public Works Board (Various Capital);
Series 2021 B, RB	4.00%	05/01/2046	10,000	10,031,204
Series 2025 A, RB	5.00%	04/01/2050	5,500	5,895,399
Series 2025 A, RB(e)	5.00%	04/01/2050	8,000	8,575,126
California (State of) School Finance Authority; Series 2024 A, RB(g)	5.75%	06/01/2053	2,000	1,979,411
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2015, RB(g)	5.00%	07/01/2045	650	650,108
Series 2024, Ref. RB(g)	5.00%	07/01/2059	2,850	2,878,723
California (State of) School Finance Authority (Aspen Public Schools Obligated Group);
Series 2022 A, RB(g)	6.13%	07/01/2052	3,745	3,807,647
Series 2022 A, RB(g)	6.25%	07/01/2062	4,655	4,729,625
California (State of) School Finance Authority (Aspire Public School);
Series 2016, Ref. RB(g)	5.00%	08/01/2041	2,425	2,425,735
Series 2016, Ref. RB(g)	5.00%	08/01/2046	685	679,599
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	1,000	999,994
Series 2020 A, RB(g)	5.00%	08/01/2059	3,120	2,973,769
California (State of) School Finance Authority (Camino Nuevo Charter Academy Obligated Group) (Green Bonds); Series 2023, Ref. RB(g)	5.25%	06/01/2053	1,550	1,551,162
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(f)(g)(h)	6.25%	07/01/2027	875	918,818
Series 2017, RB(g)	6.25%	07/01/2037	375	381,767
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2024, RB(g)	5.00%	07/01/2064	1,440	1,376,050
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2015 A, RB(g)	5.00%	08/01/2045	2,305	2,305,182
Series 2018 A, RB(g)	5.00%	08/01/2038	1,000	1,024,244
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(g)	4.25%	07/01/2028	500	501,080
California (State of) School Finance Authority (Harbor Springs Obligated Group);
Series 2024, RB(g)	5.50%	07/01/2054	2,250	2,287,234
Series 2024, RB(g)	5.63%	07/01/2063	1,000	1,014,816
California (State of) School Finance Authority (Hawking Steam Charter School);
Series 2022, RB(g)	5.38%	07/01/2056	995	991,154
Series 2022, RB(g)	5.50%	07/01/2062	1,000	1,000,503
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(g)	5.00%	07/01/2045	500	500,067
Series 2017 A, RB(g)	5.00%	07/01/2037	590	599,428
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2049	1,700	1,704,076
California (State of) School Finance Authority (Magnolia Public Schools Obligated Groups); Series 2025 A, RB(g)	5.00%	07/01/2055	2,000	1,973,130
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (New Designs Charter School);
Series 2019 A, RB(g)	5.00%	06/01/2050	$1,060	$1,023,147
Series 2024, Ref. RB(g)	5.00%	06/01/2054	1,950	1,867,858
Series 2024, Ref. RB(g)	5.00%	06/01/2064	7,055	6,610,160
California (State of) School Finance Authority (Orange County Educational Arts Academy); Series 2023, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.88%	06/01/2053	700	705,407
California (State of) School Finance Authority (Partnership to Uplift Communities) (Social Bonds);
Series 2023, Ref. RB(g)	5.50%	08/01/2043	550	574,023
Series 2023, Ref. RB(g)	5.50%	08/01/2047	525	534,692
California (State of) School Finance Authority (Scholarship Prep Public Schools – Obligated Group); Series 2023 A, RB(g)	6.00%	06/01/2063	2,035	2,028,602
California (State of) School Finance Authority (Sonoma County Junior College); Series 2021, RB(g)	4.00%	11/01/2051	2,700	2,227,017
California (State of) School Finance Authority (Stem Preparatory Schools - Obligated Group);
Series 2023 A, RB(g)	5.13%	06/01/2053	500	490,840
Series 2023 A, RB(g)	5.38%	05/01/2063	1,000	1,000,567
California (State of) School Finance Authority (Value Schools);
Series 2016 A, RB(g)	5.25%	07/01/2031	600	603,649
Series 2023 A, Ref. RB (CEP - Colorado Higher Education Intercept Program)(g)	5.25%	07/01/2048	700	710,790
California (State of) School Finance Authority (Vibrant Minds Charter School);
Series 2025, RB(g)	6.75%	04/15/2045	1,650	1,704,600
Series 2025, RB(g)	7.00%	04/15/2055	3,000	3,058,342
California (State of) Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	1,135	1,161,633
Series 2017, RB	5.00%	09/02/2046	1,265	1,275,505
Series 2020 B, RB	4.00%	09/02/2050	445	382,332
Series 2021 A, RB	4.00%	09/02/2051	1,990	1,730,800
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015 A, Ref. RB	5.00%	03/01/2033	775	775,857
Series 2018 A, Ref. RB	5.00%	03/01/2042	1,185	1,210,003
Series 2018 A, Ref. RB	5.00%	03/01/2048	1,860	1,875,569
California (State of) Statewide Communities Development Authority (Buck Institute for Research on Aging); Series 2021, Ref. RB	4.00%	04/01/2046	4,230	3,893,388
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	875	881,052
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB(f)(h)	5.00%	03/20/2026	1,500	1,502,148
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2015-1);
Series 2020, RB	4.00%	09/01/2050	1,500	1,313,376
Series 2020, RB	4.00%	09/01/2050	2,000	1,735,691
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2016-02); Series 2020, RB	4.00%	09/01/2050	2,465	2,155,119
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2018-02); Series 2020, RB(g)	7.25%	09/01/2050	4,255	4,371,791
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2020-02); Series 2022, RB	5.25%	09/01/2052	1,650	1,691,079
California (State of) Statewide Communities Development Authority (Community Facilities District); Series 2024, RB	5.00%	09/01/2054	900	912,761
California (State of) Statewide Communities Development Authority (Delta Coves); Series 2022, RB	5.50%	09/01/2052	3,060	3,142,382
California (State of) Statewide Communities Development Authority (Enloe Medical Center);
Series 2022 A, RB (INS - AGI)(a)	5.25%	08/15/2052	3,000	3,075,851
Series 2022 A, RB (INS - AGI)(a)	5.38%	08/15/2057	2,320	2,389,259
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2021, Ref. RB	4.00%	04/01/2051	1,600	1,395,390
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(c)	5.20%	06/01/2036	1,965	1,968,136
California (State of) Statewide Communities Development Authority (Improvement Area No. 1); Series 2021, RB	4.00%	09/01/2041	690	684,986
California (State of) Statewide Communities Development Authority (Improvement Area No. 3);
Series 2024, RB	5.00%	09/01/2049	375	383,017
Series 2024, RB	5.00%	09/01/2054	550	558,419
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Jewish Home of San Francisco); Series 2016, RB (INS - Cal-Mortgage)(a)	4.00%	11/01/2046	$7,825	$7,632,356
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2024 A, Ref. RB	5.00%	12/01/2049	6,540	6,879,347
Series 2024 A, Ref. RB	5.25%	12/01/2054	2,360	2,526,295
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	1,000	991,589
Series 2019, RB(g)	5.00%	06/01/2034	375	389,769
Series 2019, RB(g)	5.00%	06/01/2039	100	102,167
Series 2019, RB(g)	5.00%	06/01/2051	295	284,812
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2016 A, RB(g)	5.25%	12/01/2056	7,330	7,334,004
California (State of) Statewide Communities Development Authority (McSweeny);
Series 2023, RB	5.00%	09/01/2048	1,350	1,376,517
Series 2023, RB	5.25%	09/01/2053	2,225	2,291,427
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018, RB	5.00%	01/01/2048	3,000	3,048,904
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	1,640	1,688,579
Series 2019, RB(g)	5.25%	07/01/2049	3,375	3,389,569
California (State of) Statewide Communities Development Authority (Odd Fellows Home of California); Series 2023, Ref. RB (INS - Cal-Mortgage)(a)	4.13%	04/01/2053	1,000	970,275
California (State of) Statewide Communities Development Authority (Sand Creek); Series 2021, RB	4.00%	09/01/2041	550	545,379
California (State of) Statewide Communities Development Authority (Sequoia Living); Series 2025 A, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2055	5,000	5,273,292
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2021 C-1, RB	4.00%	09/02/2041	2,185	2,072,533
Series 2022, RB	5.38%	09/02/2052	995	1,023,861
Series 2023, RB	5.25%	09/02/2043	1,125	1,173,137
Series 2023, RB	5.25%	09/01/2051	2,395	2,474,338
Series 2023, RB	5.50%	09/02/2053	1,875	1,924,595
Series 2024, RB	5.00%	09/02/2049	1,100	1,128,427
Series 2024, RB	5.00%	09/02/2054	1,100	1,121,712
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	2,500	2,500,878
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	3,305	3,374,889
Series 2002 B, RB	6.00%	05/01/2037	395	403,353
Series 2002 B, RB	6.00%	05/01/2043	3,130	3,137,358
Series 2002, RB	6.00%	05/01/2043	2,125	2,169,901
Series 2006 A, RB(b)	0.00%	06/01/2046	8,000	2,094,318
California State University;
Series 2025 A, Ref. RB	4.63%	11/01/2056	4,000	4,114,297
Series 2025, RB(e)	5.25%	11/01/2056	30,000	32,727,016
Carson (City of), CA Public Financing Authority;
Series 2019, RB	5.00%	09/02/2030	545	594,637
Series 2024, RB	5.00%	06/01/2049	5,000	5,301,532
Chino (City of), CA Community Facilities District;
Series 2020, RB	4.00%	09/01/2040	170	172,320
Series 2024, RB	5.00%	09/01/2049	675	689,580
Series 2024, RB	5.00%	09/01/2054	740	751,525
Series 2025, RB	5.00%	09/01/2050	1,000	1,006,338
Series 2025, RB	5.13%	09/01/2050	1,215	1,253,661
Series 2025, RB	5.00%	09/01/2055	1,000	1,000,882
Series 2025, RB	5.25%	09/01/2055	1,500	1,552,364
Chino Valley Unified School District (Election of 2016); Series 2024 D, GO Bonds(b)	0.00%	08/01/2047	12,750	4,760,835
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Chula Vista (City of), CA Community Facilities District No. 16-1 (Improvement Area No. 2); Series 2021, RB	4.00%	09/01/2051	$1,775	$1,572,159
Clovis (City of), CA Public Financing Authority; Series 2008 A, RB (INS - NATL)(a)	4.63%	08/01/2029	25	25,046
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(a)(b)	0.00%	08/01/2029	735	678,063
Coachella (City of), CA (Community Facilities District No. 2018-1);
Series 2018, RB(g)	5.00%	09/01/2030	355	366,185
Series 2018, RB(g)	5.00%	09/01/2038	1,090	1,123,734
Series 2018, RB(g)	5.00%	09/01/2048	2,015	2,033,513
Series 2018, RB(g)	5.00%	09/01/2053	1,525	1,532,038
Compton (City of), CA Public Finance Authority (Various Capital); Series 2008, Ref. RB (INS - AMBAC)(a)	5.25%	09/01/2027	435	435,549
Compton Unified School District;
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2035	1,300	963,393
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2041	6,250	3,412,351
Series 2019 B, GO Bonds (INS - BAM)(a)(b)	0.00%	06/01/2042	4,335	2,232,273
Corona Community Facilities District (Bedford Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,600	1,619,345
CSCDA Community Improvement Authority (Renaissance at City Center); Series 2020 A, RB(g)	5.00%	07/01/2051	3,250	3,140,950
Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition);
Series 2007 A, Ref. RB	5.00%	12/15/2037	50	50,065
Series 2007 C, Ref. RB	6.50%	12/15/2047	820	820,231
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2019-1);
Series 2023, RB	5.00%	09/01/2048	1,675	1,698,524
Series 2023, RB	5.00%	09/01/2053	2,600	2,627,049
Eastern Municipal Water District (Community Facilities District No. 2016-75);
Series 2021, RB	4.00%	09/01/2030	75	77,431
Series 2021, RB	4.00%	09/01/2050	540	473,517
Eastern Municipal Water District (Community Facilities District No. 2017-77);
Series 2023, RB	5.25%	09/01/2048	1,100	1,140,935
Series 2023, RB	5.25%	09/01/2053	1,385	1,414,968
Eastern Municipal Water District (Community Facilities District No. 2018-80);
Series 2025, RB	5.00%	09/01/2050	1,000	1,019,016
Series 2025, RB	5.00%	09/01/2054	500	507,787
El Centro (City of), CA Financing Authority (Police Station); Series 2023 A, RB	4.25%	10/01/2047	2,000	2,017,795
El Dorado Irrigation District; Series 2020 A, COP	4.00%	03/01/2050	10,330	9,965,472
El Segundo Unified School District (Election of 2008); Series 2009 A, GO Bonds(b)	0.00%	08/01/2033	4,430	3,643,730
Elk Grove (City of), CA Finance Authority; Series 2024, RB	5.00%	09/01/2051	1,700	1,731,786
Elsinore Valley Municipal Water District; Series 2021 A, RB(g)	4.50%	09/01/2051	2,680	2,536,011
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons); Series 2008, RB	6.88%	09/01/2038	865	878,476
Folsom Ranch Financing Authority Community Facilities District no. 23 (Improvement Area No. 1);
Series 2022, RB	5.00%	09/01/2042	3,290	3,472,730
Series 2024, RB	5.00%	09/01/2049	415	422,558
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2049	3,030	3,093,320
Series 2024, RB	5.00%	09/01/2054	2,825	2,867,026
Fontana (City of), CA (The Meadows); Series 2020, RB	4.00%	09/01/2050	5	4,497
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB	6.85%	01/15/2042	1,000	1,214,600
Series 2015, Ref. RB (INS - AGI)(a)(b)	0.00%	01/15/2035	2,745	2,143,126
Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	01/15/2046	15,965	15,895,624
Series 2021 C, Ref. RB	4.00%	01/15/2043	1,705	1,714,710
Fremont Community Facilities District No. 1 (Pacific Commons); Series 2015, Ref. RB	5.00%	09/01/2035	815	820,317
Gilroy Public Facilities Financing Authority; Series 2021 A, RB	3.00%	08/01/2046	3,720	3,039,815
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(b)(h)	0.00%	08/01/2029	615	566,734
Series 2009 A, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2029	4,735	4,365,259
Series 2009 A, GO Bonds(b)(h)	0.00%	08/01/2031	2,235	1,955,398
Series 2009 A, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2031	1,415	1,237,516
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Glendale (City of), CA;
Series 2025, RB	5.00%	02/01/2052	$9,095	$9,528,045
Series 2025, RB	5.00%	02/01/2055	10,995	11,486,420
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(b)	0.00%	06/01/2066	21,000	2,247,708
Golden Valley Unified School District Community Facilities District; Series 2025, RB	5.00%	09/01/2050	1,230	1,234,090
Hayward (City of), CA; Series 2025, RB	4.00%	03/01/2052	3,400	3,314,385
Hemet Unified School District (Community Facilities District No. 2021-5);
Series 2025, RB	5.00%	09/01/2050	5	5,116
Series 2025, RB	5.00%	09/01/2054	1,000	1,016,972
Hemet Unified School District (Community Facilities District No. 2022-02);
Series 2024, RB	5.00%	09/01/2046	625	647,235
Series 2024, RB	5.00%	09/01/2054	1,000	1,016,972
Hemet Unified School District (Community Facilities District No. 2023-1);
Series 2025, RB	5.00%	09/01/2050	900	920,910
Series 2025, RB	5.00%	09/01/2055	1,000	1,016,737
Imperial (County of), CA (Community Facilities District No. 2004-2 - Improvement Area No. 1); Series 2007, RB	5.90%	09/01/2037	1,430	1,448,030
Irvine (City of), CA Community Facilities District No. 2013-3; Series 2011, Ref. VRD RB (LOC - Sumitomo Mitsui Banking)(k)(l)	0.65%	09/02/2032	3,000	3,000,000
Irvine Ranch Water District; Series 2011 A-2, Ref. VRD RB (LOC - Bank of America, N.A.)(k)(l)	0.63%	10/01/2037	10,000	10,000,000
Irvine Unified School District (Community Facilities District No. 09-1); Series 2019 A, RB (INS - BAM)(a)	4.00%	09/01/2044	3,000	3,014,135
La Canada Irrigation District; Series 2025, COP	5.25%	12/01/2055	2,000	2,124,043
Lake Elsinore (City of), CA;
Series 2021, RB	4.00%	09/01/2041	350	346,266
Series 2021, RB	4.00%	09/01/2046	450	413,194
Series 2021, RB	4.00%	09/01/2051	700	611,597
Series 2024, RB	5.00%	09/01/2054	1,000	1,014,049
Series 2026, RB	5.00%	09/01/2051	1,300	1,325,586
Lake Elsinore (City of), CA (Nichols Ranch);
Series 2024, RB	5.00%	09/01/2044	575	602,169
Series 2024, RB	5.00%	09/01/2049	850	868,958
Series 2024, RB	5.00%	09/01/2054	1,150	1,167,911
Lake Elsinore Unified School District Community Facilities District No. 2006-2 (Improvement Area No. C); Series 2020, RB	4.00%	09/01/2050	1,680	1,497,462
Lake Elsinore Unified School District Community Facilities District No. 2017-2; Series 2024, RB	5.00%	09/01/2054	850	861,407
Lake Elsniore (City of), CA Community Facilities District No. 2006-1;
Series 2019, RB	5.00%	09/01/2050	1,000	1,003,953
Series 2021, RB	4.00%	09/01/2051	430	375,127
Lake Elsniore (City of), CA Community Facilities District No. 2006-1 (Improvement Area II);
Series 2020, RB	4.00%	09/01/2040	760	757,674
Series 2020, RB	4.00%	09/01/2045	835	763,200
Lammersville Joint Unified School District;
Series 2020, RB	4.00%	09/01/2039	250	252,918
Series 2022, RB	4.00%	09/01/2052	3,000	2,642,520
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	2,335	2,342,145
Lincoln (City of), CA Community Facilities District No. 2006-1 (Improvement Area No. 1); Series 2021, Ref. RB	4.00%	09/01/2043	320	309,054
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.50%	11/15/2028	50	53,861
Series 2007 A, RB	5.50%	11/15/2030	1,010	1,138,829
Series 2007 A, RB	5.50%	11/15/2037	1,000	1,220,278
Los Alamitos Unified School District; Series 2013, GO Bonds(m)	6.01%	08/01/2040	1,660	1,854,004
Los Angeles (City of), CA; Series 2025 A, RB(e)	5.00%	06/01/2055	12,500	13,329,854
Los Angeles (City of), CA (Green Bonds); Series 2022, RB(c)	5.00%	05/15/2047	8,000	8,302,245
Los Angeles (City of), CA Community Facilities District No. 11 (Ponte Vista); Series 2021, RB	4.00%	09/01/2046	1,650	1,521,218
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports;
Series 2018, RB(c)(e)	5.00%	05/15/2035	$11,410	$12,180,848
Series 2018, RB(c)(e)	5.00%	05/15/2036	10,640	11,319,000
Series 2019 A, Ref. RB(c)	5.00%	05/15/2049	16,710	16,971,032
Series 2021, Ref. RB(c)	4.00%	05/15/2046	6,400	6,099,172
Series 2022 A, RB(c)	5.00%	05/15/2045	12,875	13,526,915
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(c)	5.00%	05/15/2048	4,395	4,469,246
Series 2019, RB(c)	5.00%	05/15/2049	19,745	20,007,926
Series 2022, RB(c)	4.00%	05/15/2047	10,000	9,417,639
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport) (Green Bonds);
Series 2025 A, RB(c)(e)(n)	5.50%	05/15/2055	10,000	10,755,221
Series 2025 A, Ref. RB(c)	5.00%	05/15/2055	2,850	2,928,481
Los Angeles (City of), CA Department of Water & Power;
Series 2017 C, RB	5.00%	07/01/2047	13,000	13,144,932
Series 2020 B, Ref. RB	5.00%	07/01/2050	8,000	8,223,226
Series 2021 B, Ref. RB	5.00%	07/01/2048	17,555	18,219,595
Series 2021 B, Ref. RB	5.00%	07/01/2051	10,165	10,462,776
Series 2022 B, Ref. RB	5.00%	07/01/2052	6,500	6,715,345
Series 2024 B, Ref. RB	5.00%	07/01/2038	1,000	1,135,774
Series 2025 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2053	5,000	5,250,265
Series 2025 C, Ref. RB	5.00%	07/01/2055	5,000	5,231,850
Los Angeles (County of), CA Community Facilities District No. 2021-01 (Valencia Facilities);
Series 2022, RB	5.00%	09/01/2052	2,000	2,037,809
Series 2024, RB	5.00%	09/01/2054	2,700	2,740,167
Los Angeles (County of), CA Public Works Financing Authority;
Series 2025 J, RB	5.25%	12/01/2050	4,295	4,686,274
Series 2025 J, RB	5.50%	12/01/2054	10,000	11,034,708
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	35	36,164
Madera (County of), CA Community Facilities District No. 2017-1 (Tesoro Viejo);
Series 2020, RB	4.00%	09/01/2045	2,060	1,853,525
Series 2020, RB	4.00%	09/01/2051	3,560	3,013,586
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,526,508
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 B, RB	5.00%	09/01/2038	250	256,581
Series 2020 A, RB	4.00%	09/01/2040	700	700,031
Series 2020 B, RB	4.00%	09/01/2040	700	696,337
Menifee (City of), CA;
Series 2024, RB	5.00%	09/01/2049	825	844,210
Series 2024, RB	5.00%	09/01/2054	1,000	1,012,791
Series 2024, RB	5.00%	09/01/2055	2,500	2,529,642
Series 2025 A, RB	5.00%	09/01/2050	605	618,512
Series 2025 A, RB	5.00%	09/01/2055	860	871,802
Menifee Union School District;
Series 2020 C, GO Bonds (INS - AGI)(a)	3.00%	08/01/2038	1,500	1,483,725
Series 2020 C, GO Bonds (INS - AGI)(a)	3.00%	08/01/2045	2,200	1,839,411
Menifee Union School District (Community Facilities District No. 2006-2); Series 2020, Ref. RB	4.00%	09/01/2045	705	666,833
Menifee Union School District (Community Facilities District No. 2011-1 - Improvement Area No. 3); Series 2018, RB	5.00%	09/01/2048	1,500	1,518,720
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2035	940	715,564
Menifee Union School District Public Financing Authority; Series 2017 A, RB (INS - NATL)(a)	5.00%	09/01/2033	1,000	1,014,198
Modesto (City of), CA Irrigation District; Series 2023 A, RB(e)	5.25%	10/01/2048	8,000	8,707,246
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2031	840	735,818
Moreno Valley Unified School District (Community Facilities District No. 2004-4); Series 2015, RB	5.00%	09/01/2045	2,050	2,056,409
Moreno Valley Unified School District (Community Facilities District No. 2015-2);
Series 2019, RB	5.00%	09/01/2044	435	443,174
Series 2019, RB	5.00%	09/01/2048	485	490,368
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Moreno Valley Unified School District (Community Facilities District No. 2022-1);
Series 2025, RB	5.13%	09/01/2050	$925	$944,482
Series 2025, RB	5.13%	09/01/2055	1,750	1,775,867
Moreno Valley Unified School District (Community Facilities District No. 2023-1); Series 2025, RB	5.00%	09/01/2055	1,305	1,319,566
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2050	4,985	4,742,283
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2055	12,045	11,268,403
Series 2023, RB (INS - BAM)(a)	4.13%	12/01/2048	2,125	2,086,076
Mt. San Antonio Community College District (Election of 2024); Series 2025 A, GO Bonds	5.25%	08/01/2055	8,035	8,777,792
Municipal Improvement Corp. of Los Angeles (Los Angeles Convention Center); Series 2025 A, RB	5.00%	05/01/2055	10,000	10,486,057
Murrieta (City of), CA (Community Facilities District No. 2005-5); Series 2017, RB	5.00%	09/01/2042	655	661,862
Norco (City of), CA Community Redevelopment Agency Successor Agency (Project Area No. 1); Series 2014, Ref. RB (INS - BAM)(a)	5.00%	03/01/2030	1,500	1,503,563
North Orange (County of), CA Community College District; Series 2022 C, GO Bonds(e)(n)	4.00%	08/01/2047	22,000	21,887,070
Northern California Tobacco Securitization Authority;
Series 2021 A, Ref. RB	4.00%	06/01/2049	9,255	8,081,487
Series 2021 B-1, Ref. RB	4.00%	06/01/2049	485	478,379
Oak Grove School District (Election of 2008);
Series 2018 E, Ref. GO Bonds(m)	5.00%	08/01/2038	8,680	5,896,493
Series 2018 E, Ref. GO Bonds(m)	5.00%	08/01/2042	5,755	3,852,640
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2044	750	786,525
Series 2024, RB	5.00%	09/01/2049	1,000	1,023,008
Series 2024, RB	5.00%	09/01/2054	1,180	1,200,027
Ontario (City of), CA Community Facilities District;
Series 2023, RB	5.50%	09/01/2048	1,250	1,328,290
Series 2023, RB	5.75%	09/01/2054	2,250	2,401,514
Ontario (City of), CA Community Facilities District No. 25 (Park Place Facilities Phase II); Series 2019, RB	5.00%	09/01/2049	1,000	1,008,188
Ontario (City of), CA Community Facilities District No. 40 (Emerald Park Facilities); Series 2020, RB	4.00%	09/01/2050	780	672,936
Ontario (City of), CA Community Facilities District No. 45; Series 2020, RB	4.00%	09/01/2043	280	272,442
Ontario (City of), CA Community Facilities District No. 64; Series 2024, RB	5.00%	09/01/2055	2,995	3,022,196
Ontario (City of), CA Community Facilities District No. 71 (Neuhouse Phase 2);
Series 2025, RB	5.00%	09/01/2050	770	786,606
Series 2025, RB	5.00%	09/01/2055	1,495	1,521,218
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	125	125,189
Series 2015 A, RB	5.25%	08/15/2045	1,810	1,812,453
Orange (County of), CA Community Facilities District No. 2021-1 (Ladera Ranch); Series 2022 A, RB	5.00%	08/15/2052	1,000	1,016,542
Palm Desert (City of), CA Financing Authority (Project Area No. 2); Series 2003, RB (INS - NATL)(a)	5.00%	08/01/2033	40	40,521
Palomar Community College District (Election of 2006); Series 2010, GO Bonds(m)	6.38%	08/01/2045	3,330	3,265,041
Palomar Health;
Series 2017, COP	4.00%	11/01/2047	3,185	2,397,310
Series 2017, Ref. RB	5.00%	11/01/2042	4,835	4,743,523
Paradise Unified School District; Series 2023 C, GO Bonds	5.00%	08/01/2047	180	188,677
Perris (City of), CA Joint Powers Authority;
Series 2024, Ref. RB	5.00%	09/01/2033	1,190	1,334,376
Series 2025, RB	5.00%	09/01/2050	1,500	1,520,139
Series 2025, RB	5.00%	09/01/2054	1,500	1,516,052
Perris Community Facilities District; Series 2025, RB	5.00%	09/01/2056	1,425	1,428,149
Piedmont Unified School District; Series 2019, GO Bonds	3.00%	08/01/2045	75	63,128
Pittsburg (City of), CA Public Financing Authority; Series 2022 A, RB (INS - AGI)(a)(e)	5.00%	08/01/2052	13,580	14,193,058
Poway Unified School District (Del Sur East II);
Series 2020, RB (INS - AGI)(a)	4.00%	09/01/2050	2,000	1,882,026
Series 2020, RB (INS - AGI)(a)	4.00%	09/01/2050	2,255	2,125,215
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Rancho Cordova (City of), CA (Community Facilities District No. 2014-1);
Series 2021, RB	4.00%	09/01/2041	$390	$381,457
Series 2021, RB	4.00%	09/01/2046	585	529,937
Series 2021, RB	4.00%	09/01/2050	500	433,923
Rancho Cordova (City of), CA (Community Facilities District No. 2018-1);
Series 2021, RB	4.00%	09/01/2046	225	205,203
Series 2021, RB	4.00%	09/01/2050	200	173,826
Rancho Cordova (City of), CA (Community Facilities District No. 2022-1); Series 2023, RB	5.38%	09/01/2053	1,300	1,345,581
Rancho Cordova (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2054	1,500	1,518,136
Redlands Unified School District (Community Facilities District No. 2006-1); Series 2020, RB	4.00%	09/01/2050	400	349,198
Regents of the University of California Medical Center;
Series 2020 0-1, Ref. VRD RB(k)	0.55%	05/15/2045	2,000	2,000,000
Series 2022 P, RB(e)	5.00%	05/15/2047	30,280	32,212,046
Series 2022 P, RB	4.00%	05/15/2053	25,000	23,593,975
Rialto (City of), CA Community Facilities District No. 2020-1 (El Rancho Verde);
Series 2025, RB	5.00%	09/01/2050	1,620	1,645,015
Series 2025, RB	5.13%	09/01/2055	1,000	1,021,630
Rialto (City of), CA Community Facilities District No. 2024-1 (Renaissance);
Series 2026, RB	5.00%	09/01/2051	525	536,913
Series 2026, RB	5.00%	09/01/2055	500	508,362
Rialto Unified School District;
Series 2019 A, GO Bonds (INS - BAM)(a)(b)	0.00%	08/01/2042	8,125	4,230,714
Series 2019 A, GO Bonds (INS - BAM)(a)(b)	0.00%	08/01/2043	4,500	2,206,078
Rio Hondo Community College District (Election of 2004); Series 2010 C, GO Bonds	6.63%	08/01/2042	10,530	13,096,118
River Islands Public Financing Authority;
Series 2022 A-1, Ref. RB (INS - AGI)(a)	5.25%	09/01/2052	10,365	10,999,970
Series 2022, RB (INS - AGI)(a)	5.25%	09/01/2052	2,000	2,122,522
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2044	1,000	1,000,330
Series 2017, RB	5.00%	09/01/2045	535	539,779
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS - BAM)(a)	4.00%	10/01/2040	500	504,279
Riverside (County of), CA Transportation Commission; Series 2021 B-1, Ref. RB	4.00%	06/01/2046	16,545	15,511,631
Riverside Unified School District (Community Facilities District No. 29);
Series 2025, RB	5.00%	09/01/2050	855	871,259
Series 2025, RB	5.00%	09/01/2055	1,290	1,308,888
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2045	290	270,342
Series 2020, RB	4.00%	09/01/2050	610	536,488
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2041	275	271,755
Series 2021, RB	4.00%	09/01/2050	600	535,607
Riverside Unified School District (Community Facilities District No. 40);
Series 2025 A, RB	5.00%	09/01/2050	2,370	2,415,069
Series 2025 A, RB	5.00%	09/01/2055	2,000	2,029,284
Riverside Unified School District (Improvement Area No. 1); Series 2024, RB	5.00%	09/01/2054	1,270	1,289,441
Riverside Unified School District (Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	770	781,787
Romoland School District (Underwood);
Series 2023, RB	5.00%	09/01/2046	370	382,335
Series 2023, RB	5.00%	09/01/2054	1,090	1,105,999
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,000	1,001,151
Romoland School District Community Facilities No. 2020-1; Series 2024, RB	5.00%	09/01/2054	1,000	1,014,179
Romoland School District Community Facilities No. 2022-2;
Series 2024, RB	5.00%	09/01/2044	375	392,991
Series 2024, RB	5.00%	09/01/2049	775	791,196
Series 2024, RB	5.00%	09/01/2054	860	872,194
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 1; Series 2021, RB	4.00%	09/01/2050	570	504,297
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 2; Series 2021, RB	4.00%	09/01/2050	930	822,801
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Root Creek Water District Community Facilities District No. 2016-1 Improvement Area No. 3; Series 2025, RB	5.13%	09/01/2050	$1,240	$1,262,163
Roseville (City of), CA; Series 2023, RB	6.00%	09/01/2053	1,500	1,601,340
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1);
Series 2024, RB	5.00%	09/01/2049	1,125	1,142,207
Series 2024, RB	5.00%	09/01/2054	1,500	1,513,971
Roseville (City of), CA (Ranch at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2045	450	423,952
Series 2020, RB	4.00%	09/01/2050	1,000	891,347
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2039	375	378,448
Series 2020, RB	4.00%	09/01/2045	350	328,435
Series 2020, RB	4.00%	09/01/2050	475	423,390
Roseville (City of), CA (Westpark-Federico Community Facilities District);
Series 2022, RB	5.00%	09/01/2043	1,830	1,900,922
Series 2022, RB	5.00%	09/01/2052	2,760	2,775,288
Sacramento (City of), CA (Greenbriar Community Facilities District No. 2018-03, Improvement Area No. 2); Series 2024, RB	5.00%	09/01/2054	1,000	1,017,672
Sacramento (City of), CA (North Natomas Community Facilities District No. 4);
Series 2015, Ref. RB	5.00%	09/01/2032	1,290	1,294,993
Series 2015, Ref. RB	5.00%	09/01/2033	250	250,956
Sacramento (City of), CA Municipal Utility District (Green Bonds); Series 2020 H, RB	4.00%	08/15/2045	5,000	5,028,907
San Bernardino (City of), CA;
Series 2022, RB	5.13%	09/01/2047	555	570,707
Series 2022, RB	5.25%	09/01/2052	680	693,130
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2024, Ref. RB	5.00%	10/15/2054	1,425	1,506,152
Series 2025 A, Ref. RB	5.25%	10/15/2055	16,240	17,579,631
San Diego (City of), CA Public Financing Authority (Capital Improvement);
Series 2024 A, RB(e)	5.00%	10/15/2054	12,500	13,211,858
Series 2025 B, RB(e)	5.25%	10/15/2055	5,000	5,412,448
San Diego (County of), CA Redevelopment Agency (Gillespie Field); Series 2005 A, Ref. RB(c)	5.75%	12/01/2032	1,335	1,337,855
San Diego (County of), CA Regional Airport Authority;
Series 2019 B, Ref. RB(c)	5.00%	07/01/2049	4,325	4,381,738
Series 2021 A, RB	5.00%	07/01/2056	2,880	2,987,390
Series 2021 B, RB(c)	4.00%	07/01/2056	10,145	9,062,188
Series 2021 B, RB(c)	5.00%	07/01/2056	17,450	17,668,158
Series 2023 B, RB(c)	5.00%	07/01/2053	15,000	15,367,324
San Diego Unified School District; Series 2022, GO Bonds(e)	4.25%	07/01/2052	17,500	17,557,582
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	15,000	14,510,554
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(c)(f)(h)	5.00%	05/01/2028	10	10,397
Second Series 2018 D, RB(c)	5.00%	05/01/2048	5,000	5,058,281
Second Series 2022 B, Ref. RB	4.00%	05/01/2052	3,345	3,208,761
Second Series 2025 A, RB(c)(e)(n)	5.25%	05/01/2055	2,000	2,110,239
Second Series 2025 A, RB(c)(e)(n)	5.50%	05/01/2055	8,000	8,614,617
Series 2018 D, RB(c)	5.25%	05/01/2048	12,000	12,223,427
Series 2019 A, RB(c)	5.00%	05/01/2049	47,500	48,233,851
Series 2019 E, RB(c)	4.00%	05/01/2050	11,445	10,534,302
Series 2019 E, RB(c)	5.00%	05/01/2050	3,080	3,119,713
Series 2024, Ref. RB(c)	5.25%	05/01/2043	5,000	5,534,215
Series 2025 A, RB(c)	5.25%	05/01/2055	5,000	5,275,598
San Francisco (City & County of), CA Community Facilities District No. 2016-1;
Series 2020, RB	4.00%	09/01/2042	550	527,497
Series 2020, RB	4.00%	09/01/2050	1,025	901,476
Series 2023, RB(g)	5.25%	09/01/2048	960	988,989
Series 2023, RB(g)	5.50%	09/01/2053	2,050	2,134,015
San Francisco (City & County of), CA Community Facilities District No. 2016-1 (Treasure Island); Series 2022, RB(g)	4.00%	09/01/2052	2,000	1,724,030
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1 (Treasure Island);
Series 2022 A, RB(g)	5.00%	09/01/2037	$385	$411,793
Series 2022 A, RB(g)	5.00%	09/01/2052	2,000	1,957,058
Series 2022 B, RB(g)	5.00%	09/01/2052	1,000	978,529
Series 2023 B, RB(g)	5.50%	09/01/2053	1,530	1,537,306
Series 2025 A, RB(g)	5.00%	09/01/2055	2,250	2,209,733
San Francisco (City & County of), CA Public Utilities Commission;
Series 2024 C, RB(e)	5.00%	10/01/2054	24,325	25,903,749
Series 2024 D, RB(e)	5.00%	10/01/2054	4,755	5,063,610
Series 2025 D, RB(e)	5.00%	11/01/2055	10,000	10,688,390
San Francisco (City & County of), CA Public Utilities Commission (Green Bonds);
Series 2021 A, RB	4.00%	10/01/2048	10,000	9,858,825
Series 2024 C, RB	5.00%	10/01/2054	5,000	5,324,511
San Francisco (City & County of), CA Special Tax District No. 2020-1;
Series 2023, RB(g)	5.75%	09/01/2050	850	897,296
Series 2023, RB(g)	5.75%	09/01/2053	1,800	1,894,848
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, Ref. RB	5.00%	08/01/2044	2,475	2,482,270
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment); Series 2014 A, RB	5.00%	08/01/2043	2,810	2,812,489
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Transbay Infrastructure);
Series 2023, RB (INS - AGI)(a)	5.00%	08/01/2048	2,250	2,401,308
Series 2023, RB (INS - AGI)(a)	5.25%	08/01/2053	2,375	2,545,299
San Francisco City & County Airport Comm-San Francisco International Airport; Series 2025, RB(c)	5.25%	05/01/2055	10,000	10,551,196
San Jacinto Unified School District (Community Facilities District No. 2020-1); Series 2022, RB	4.00%	09/01/2052	760	638,327
San Jacinto Unified School District Financing Authority; Series 2017, Ref. RB	5.00%	09/01/2043	160	161,886
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	315	315,234
San Joaquin Valley Clean Energy Authority (Green Bonds); Series 2025 A, RB(f)	5.50%	07/01/2035	10,000	11,399,885
San Jose (City of), CA; Series 2017 A, Ref. RB(c)	5.00%	03/01/2047	2,260	2,269,457
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(c)	6.20%	01/01/2041	3,150	3,151,272
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGI)(a)(b)	0.00%	09/01/2031	3,110	2,748,866
San Leandro Unified School District (Election of 2020); Series 2022 B, GO Bonds	5.25%	08/01/2048	11,700	12,646,014
San Marcos Unified School District (Community Facilities District No. 7); Series 2019, RB	5.00%	09/01/2048	750	757,243
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(m)	6.63%	08/01/2042	1,010	1,153,931
Santa Clara (County of), CA Housing Authority (Rivertown Apartments);
Series 2001 A, RB(c)	5.85%	08/01/2031	620	621,625
Series 2001 A, RB(c)	6.00%	08/01/2041	2,070	2,107,729
Santa Clara County Financing Authority; Series 2026 A, Ref. RB	4.00%	11/01/2051	7,645	7,445,408
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	1,410	1,208,123
Santa Monica (City of), CA Redevelopment Agency;
Series 2011, RB	5.88%	07/01/2036	1,750	1,755,168
Series 2011, RB	5.88%	07/01/2042	2,600	2,606,766
Sebastopol Union School District; Series 2020 A, GO Bonds	4.00%	08/01/2041	500	506,147
Signal Hill (City of), CA Redevelopment Agency Successor Agency (Signal Hill Redevelopment Project No. 1); Series 2011, RB	7.00%	10/01/2026	365	366,231
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(b)	0.00%	06/01/2036	22,420	12,699,576
Series 2007 A, RB(b)	0.00%	06/01/2041	10,000	3,809,960
Series 2007 B, RB(b)	0.00%	06/01/2047	12,650	3,156,629
Series 2007 C, RB(b)	0.00%	06/01/2056	65,815	6,735,349
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2028	3,480	3,302,748
Series 2007 C, GO Bonds (INS - AGI)(a)(b)	0.00%	08/01/2030	2,765	2,507,096
South Orange (County of), CA Public Financing Authority (County of Orange Sheriff-Coroner); Series 2022, RB	5.00%	06/01/2052	10,000	10,463,261
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
South San Francisco (City of), CA Community Facilities District No. 2021-01 (Oyster Point);
Series 2025, RB	5.00%	09/01/2045	$600	$624,058
Series 2025, RB	5.13%	09/01/2050	925	953,718
Series 2025, RB	5.25%	09/01/2055	1,600	1,655,854
Southern California Public Power Authority (No.1);
Series 2007 A, RB	5.25%	11/01/2026	250	254,679
Series 2007 A, RB	5.25%	11/01/2027	2,255	2,352,037
Series 2007 A, RB	5.00%	11/01/2028	205	216,845
Series 2007 A, RB	5.00%	11/01/2029	165	177,602
Series 2007 A, RB	5.00%	11/01/2033	2,085	2,362,296
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2006, RB(b)	0.00%	06/01/2046	3,000	516,653
Series 2019, Ref. RB	5.00%	06/01/2039	750	793,010
Series 2019, Ref. RB	5.00%	06/01/2048	2,160	2,158,397
Series 2019, Ref. RB(b)	0.00%	06/01/2054	27,610	5,226,570
State Center Community College District; Series 2025 D, GO Bonds	5.00%	08/01/2047	12,405	13,618,963
Stockton (City of), CA Community Facilities District (Westlake Villages II);
Series 2022, RB	5.13%	09/01/2052	1,800	1,837,416
Series 2024, RB	5.00%	09/01/2049	525	526,483
Series 2024, RB	5.00%	09/01/2054	625	621,722
Stockton Unified School District; Series 2025 A, GO Bonds (INS-BAM)(a)(e)	5.00%	08/01/2049	8,000	8,583,962
Sulphur Springs Union School District;
Series 2020, RB	4.00%	09/01/2050	1,225	1,075,776
Series 2024 A, RB	5.00%	09/01/2054	3,750	3,795,339
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2008-1 - Tejon Industrial Complex Public Improvements);
Series 2020, RB	4.00%	09/01/2050	5,750	5,102,377
Series 2024, Ref. RB	5.00%	09/01/2054	3,450	3,474,968
Temecula Public Financing Authority; Series 2024, RB	5.00%	09/01/2054	900	909,818
Temecula Valley Unified School District Community Facilities District (Community Facilities District No. 2021-1);
Series 2024, RB	5.00%	09/01/2044	285	294,372
Series 2024, RB	5.00%	09/01/2049	500	505,906
Series 2024, RB	5.00%	09/01/2054	350	352,775
Temescal Valley Water District;
Series 2021, RB	4.00%	09/01/2046	500	466,649
Series 2021, RB	4.00%	09/01/2051	930	828,757
Series 2024, RB	5.00%	09/01/2044	600	631,839
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1); Series 2021, Ref. RB	4.00%	09/01/2051	2,500	2,174,387
Torrance Unified School District (Election of 2008-Measure Z); Series 2009, GO Bonds(b)	0.00%	08/01/2034	3,250	2,219,438
Tracy (City of), CA Community Facilities District No. 21-1(Hillview);
Series 2022, RB	5.00%	09/01/2042	1,905	1,997,482
Series 2022, RB	5.00%	09/01/2052	2,400	2,426,599
Transbay Joint Powers Authority (Green Bonds);
Series 2020 A, RB	5.00%	10/01/2045	2,600	2,633,654
Series 2020 A, RB	5.00%	10/01/2049	3,200	3,207,021
Series 2020 B, RB	5.00%	10/01/2035	250	263,037
Series 2020 B, RB	5.00%	10/01/2038	300	311,738
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	2,000	2,003,349
University of California;
Series 2020 BE, Ref. RB	4.00%	05/15/2050	12,000	11,769,959
Series 2021 BH, Ref. RB	4.00%	05/15/2051	8,000	7,800,674
Series 2025 CC, RB	5.00%	05/15/2053	7,500	7,999,861
Series 2025 CC, RB	5.25%	05/15/2055	10,000	10,851,051
Upland (City of), CA Community Facilities District No. 2003-2 (Improvement Area No. 2);
Series 2015, Ref. RB	5.00%	09/01/2029	1,030	1,031,556
Series 2015, Ref. RB	5.00%	09/01/2030	1,080	1,081,546
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Upland (City of), CA Community Facilities District No. 2015-1 (Improvement Area No. 1); Series 2019 A, RB	4.00%	09/01/2049	$750	$663,220
Upland (City of), CA Community Facilities District No. 2016-1 (Improvement Area No. 2);
Series 2021 A, RB	4.00%	09/01/2040	260	260,020
Series 2021 A, RB	4.00%	09/01/2045	165	151,435
Series 2021 A, RB	4.00%	09/01/2051	260	222,665
Val Verde Unified School District Community Facilities Disctrict No. 2018-2 (Stratford Ranch Improvement Area No. 2); Series 2023, RB	5.00%	09/01/2054	955	970,621
Victorville (City of), CA (Community Facilities District No. 07-01); Series 2012 A, RB	5.35%	09/01/2042	485	488,119
Washington Township Health Care District;
Series 2023 A, RB	5.00%	07/01/2043	250	256,308
Series 2023 A, RB	5.75%	07/01/2048	500	533,280
Series 2023 A, RB	5.75%	07/01/2053	1,000	1,047,879
Washington Township Health Care District (Election of 2020);
Series 2023 B, GO Bonds	5.25%	08/01/2048	1,625	1,777,650
Series 2023 B, GO Bonds	5.50%	08/01/2053	2,500	2,718,843
West Contra Costa Unified School District; Series 2020 E, GO Bonds (INS - AGI)(a)	3.00%	08/01/2045	6,465	5,452,948
West Patterson Financing Authority (Community Facilities District No. 2015-1);
Series 2015, RB	5.25%	09/01/2035	610	610,964
Series 2015, RB	5.25%	09/01/2045	1,550	1,550,920
West Sacramento (City of), CA Enhanced Infrastructure Financing District No. 1; Series 2025, RB (INS - AGI)(a)	5.00%	09/01/2055	3,000	3,167,546
				2,193,943,638
Guam–0.38%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	1,160	1,182,898
Guam (Territory of) Department of Education (John F. Kennedy); Series 2020, Ref. COP	5.00%	02/01/2040	2,750	2,811,336
Guam (Territory of) Port Authority; Series 2018 A, RB	5.00%	07/01/2048	1,825	1,842,413
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	2,000	2,102,248
				7,938,895
Puerto Rico–3.79%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	6,400	6,505,027
Series 2002, RB	5.63%	05/15/2043	8,735	8,868,966
PRIFA Custodial Trust; Series 2005, RB(b)	0.00%	03/15/2049	79	20,389
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(b)	0.00%	07/01/2033	12,619	9,343,736
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	917	938,363
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	902	963,819
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	876	973,553
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,731	1,772,627
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	747	759,576
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	641	642,238
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	871	845,758
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1	4
Subseries 2022, RN(b)	0.00%	11/01/2043	3,453	2,361,384
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2013 A, RB(i)	6.75%	07/01/2036	3,920	2,616,600
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $533,604)(j)	6.63%	01/01/2027	494	493,769
Series 2023 A, RB (Acquired 05/26/2000; Cost $4,267,852)(j)	6.63%	01/01/2028	3,767	3,773,662
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(b)	0.00%	07/01/2027	$1,090	$1,046,733
Series 2018 A-1, RB(b)	0.00%	07/01/2031	1,616	1,360,356
Series 2018 A-1, RB(b)	0.00%	07/01/2033	11,974	9,311,098
Series 2018 A-1, RB	4.55%	07/01/2040	342	344,292
Series 2018 A-1, RB(b)	0.00%	07/01/2046	8,788	3,161,137
Series 2018 A-1, RB(b)	0.00%	07/01/2051	13,879	3,651,668
Series 2018 A-1, RB	4.75%	07/01/2053	2,510	2,447,558
Series 2018 A-1, RB	5.00%	07/01/2058	11,595	11,380,823
Series 2019 A-2, RB	4.33%	07/01/2040	3,080	3,086,371
Series 2019 A-2, RB	4.54%	07/01/2053	65	60,988
Series 2019 A-2, RB	4.78%	07/01/2058	865	838,109
University of Puerto Rico; Series 2006 P, Ref. RB (Acquired 08/07/2017; Cost $1,423,500)(j)	5.00%	06/01/2030	2,190	2,189,358
				79,757,962
Virgin Islands–0.50%
Virgin Islands (Government of) Port Authority;
Series 2014 A, Ref. RB(c)	5.00%	09/01/2029	1,335	1,336,223
Series 2014 A, Ref. RB(c)	5.00%	09/01/2033	1,500	1,501,119
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(g)	6.00%	04/01/2053	6,000	6,055,849
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2043	1,500	1,643,668
				10,536,859
Total Municipal Obligations (Cost $2,285,127,809)				2,292,177,354
U.S. Dollar Denominated Bonds & Notes–0.00%
California–0.00%
CalPlant I LLC; Exit Facility (Cost $485,000)(g)(o)	15.00%	02/28/2027	485	95,165
			Shares
Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(o)			42,000	63,000

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(o)			87,313	0
TOTAL INVESTMENTS IN SECURITIES(p)–108.83% (Cost $2,285,612,809)				2,292,335,519
FLOATING RATE NOTE OBLIGATIONS–(9.94)%
Notes with interest and fee rates ranging from 1.87% to 2.43% at 02/28/2026 and contractual maturities of collateral ranging from 05/15/2035 to 11/01/2056 (See Note 1K)(q)				(209,300,000)
OTHER ASSETS LESS LIABILITIES–1.11%				23,237,894
NET ASSETS–100.00%				$2,106,273,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco California Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Zero coupon bond issued at a discount.
(c)	Security subject to the alternative minimum tax.
(d)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $209,442,883, which represented 9.94% of the Fund’s Net Assets.

(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $3,715,998, which represented less than 1% of the Fund’s Net Assets.

(j)	Restricted security. The aggregate value of these securities at February 28, 2026 was $7,556,187, which represented less than 1% of the Fund’s Net Assets.
(k)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(l)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(m)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $29,650,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(o)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(p)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(q)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $300,145,018 are held by TOB Trusts and serve as collateral for the $209,300,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	750	June-2026	$(85,359,375)	$(93,991)	$(93,991)

(a)	Futures contracts collateralized by $1,406,250 cash held with Goldman Sachs International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco California Municipal Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $2,285,612,809)	$2,292,335,519
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	1,406,250
Cash	4,233,495
Receivable for:
Investments sold	175,000
Fund shares sold	3,173,223
Interest	27,746,264
Investments matured, at value (Cost $3,581,966)	853,732
Investment for trustee deferred compensation and retirement plans	159,581
Other assets	567,889
Total assets	2,330,650,953
Liabilities:
Floating rate note obligations	209,300,000
Other investments:
Variation margin payable — futures contracts	1,500,212
Payable for:
Investments purchased	8,411,218
Dividends	3,244,083
Fund shares reacquired	1,009,615
Accrued fees to affiliates	542,778
Accrued interest expense	29,423
Accrued trustees’ and officers’ fees and benefits	28,610
Accrued other operating expenses	112,933
Trustee deferred compensation and retirement plans	198,668
Total liabilities	224,377,540
Net assets applicable to shares outstanding	$2,106,273,413
Net assets consist of:
Shares of beneficial interest	$2,506,598,587
Distributable earnings (loss)	(400,325,174)
$2,106,273,413
Net Assets:
Class A	$1,070,212,456
Class C	$81,608,051
Class Y	$942,883,482
Class R6	$11,569,424
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	133,786,394
Class C	10,245,384
Class Y	117,852,978
Class R6	1,441,584
Class A:
Net asset value per share	$8.00
Maximum offering price per share (Net asset value of $8.00 ÷ 95.75%)	$8.36
Class C:
Net asset value and offering price per share	$7.97
Class Y:
Net asset value and offering price per share	$8.00
Class R6:
Net asset value and offering price per share	$8.03
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco California Municipal Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$113,143,886
Expenses:
Advisory fees	8,420,967
Administrative services fees	298,066
Custodian fees	14,205
Distribution fees:
Class A	2,672,787
Class C	910,670
Interest, facilities and maintenance fees	9,884,920
Transfer agent fees — A, C and Y	1,422,018
Transfer agent fees — R6	1,735
Trustees’ and officers’ fees and benefits	35,957
Registration and filing fees	80,454
Reports to shareholders	61,535
Professional services fees	134,685
Other	35,127
Total expenses	23,973,126
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(3,882)
Net expenses	23,969,244
Net investment income	89,174,642
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(5,884,024))	(24,215,902)
Futures contracts	935,078
(23,280,824)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(8,769,933)
Futures contracts	(93,991)
(8,863,924)
Net realized and unrealized gain (loss)	(32,144,748)
Net increase in net assets resulting from operations	$57,029,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco California Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$89,174,642	$85,871,421
Net realized gain (loss)	(23,280,824)	(31,210,616)
Change in net unrealized appreciation (depreciation)	(8,863,924)	22,204,548
Net increase in net assets resulting from operations	57,029,894	76,865,353
Distributions to shareholders from distributable earnings:
Class A	(45,253,533)	(45,246,500)
Class C	(3,125,909)	(3,370,917)
Class Y	(40,943,733)	(38,499,256)
Class R6	(539,945)	(582,111)
Total distributions from distributable earnings	(89,863,120)	(87,698,784)
Share transactions–net:
Class A	(83,285,803)	(24,145,276)
Class C	(22,508,101)	(2,708,333)
Class Y	(66,067,472)	170,550,199
Class R6	(4,066,345)	6,438,245
Net increase (decrease) in net assets resulting from share transactions	(175,927,721)	150,134,835
Net increase (decrease) in net assets	(208,760,947)	139,301,404
Net assets:
Beginning of year	2,315,034,360	2,175,732,956
End of year	$2,106,273,413	$2,315,034,360
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco California Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$8.09	$0.32	$(0.08)	$0.24	$(0.33)	$8.00	3.11%	$1,070,212	1.22%	1.22%	0.75%	4.16%	31%
Year ended 02/28/25	8.12	0.30	(0.02)	0.28	(0.31)	8.09	3.52	1,168,691	1.11	1.11	0.75	3.74	19
Year ended 02/29/24	7.91	0.29	0.23	0.52	(0.31)	8.12	6.68	1,198,337	1.18	1.18	0.77	3.64	20
Year ended 02/28/23	8.88	0.28	(0.97)	(0.69)	(0.28)	7.91	(7.75)	1,203,778	1.14	1.14	0.75	3.50	41
Year ended 02/28/22	9.09	0.26	(0.19)	0.07	(0.28)	8.88	0.69	1,449,851	0.84	0.84	0.75	2.78	11
Class C
Year ended 02/28/26	8.05	0.26	(0.07)	0.19	(0.27)	7.97	2.46	81,608	1.97	1.97	1.50	3.41	31
Year ended 02/28/25	8.09	0.24	(0.03)	0.21	(0.25)	8.05	2.61	105,972	1.86	1.86	1.50	2.99	19
Year ended 02/29/24	7.87	0.23	0.24	0.47	(0.25)	8.09	6.04	109,214	1.93	1.93	1.52	2.89	20
Year ended 02/28/23	8.83	0.22	(0.96)	(0.74)	(0.22)	7.87	(8.41)	109,955	1.89	1.89	1.50	2.75	41
Year ended 02/28/22	9.04	0.19	(0.19)	0.00	(0.21)	8.83	(0.08)	144,067	1.59	1.59	1.50	2.03	11
Class Y
Year ended 02/28/26	8.09	0.34	(0.08)	0.26	(0.35)	8.00	3.37	942,883	0.97	0.97	0.50	4.41	31
Year ended 02/28/25	8.13	0.32	(0.03)	0.29	(0.33)	8.09	3.65	1,024,375	0.86	0.86	0.50	3.99	19
Year ended 02/29/24	7.91	0.31	0.24	0.55	(0.33)	8.13	7.08	858,603	0.93	0.93	0.52	3.89	20
Year ended 02/28/23	8.88	0.30	(0.97)	(0.67)	(0.30)	7.91	(7.52)	634,952	0.89	0.89	0.50	3.75	41
Year ended 02/28/22	9.09	0.28	(0.19)	0.09	(0.30)	8.88	0.94	654,169	0.59	0.59	0.50	3.03	11
Class R6
Year ended 02/28/26	8.12	0.35	(0.09)	0.26	(0.35)	8.03	3.43	11,569	0.91	0.91	0.44	4.47	31
Year ended 02/28/25	8.15	0.33	(0.02)	0.31	(0.34)	8.12	3.84	15,996	0.80	0.80	0.44	4.05	19
Year ended 02/29/24	7.93	0.31	0.24	0.55	(0.33)	8.15	7.13	9,579	0.87	0.87	0.46	3.95	20
Year ended 02/28/23	8.91	0.31	(0.98)	(0.67)	(0.31)	7.93	(7.55)	1,021	0.84	0.84	0.45	3.80	41
Year ended 02/28/22	9.10	0.30	(0.18)	0.12	(0.31)	8.91	1.22	807	0.42	0.42	0.33	3.20	11

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco California Municipal Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
24
Invesco California Municipal Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The
25
Invesco California Municipal Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
26
Invesco California Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $250 million	0.455%
Next $250 million	0.425%
Next $500 million	0.380%
Next $500 million	0.370%
Next $500 million	0.355%
Next $1.5 billion	0.350%
Over $4 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $40,766 in front-end sales commissions from the sale of Class A shares and $47,461 and $15,948 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
27
Invesco California Municipal Fund

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,292,177,354	$—	$2,292,177,354
U.S. Dollar Denominated Bonds & Notes	—	—	95,165	95,165
Common Stocks & Other Equity Interests	—	—	63,000	63,000
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	2,292,177,354	158,165	2,292,335,519
Other Investments - Assets*
Investments Matured	—	822,338	31,394	853,732
Other Investments - Liabilities*
Futures Contracts	(93,991)	—	—	(93,991)
Total Other Investments	(93,991)	822,338	31,394	759,741
Total Investments	$(93,991)	$2,292,999,692	$189,559	$2,293,095,260

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(93,991)
Derivatives not subject to master netting agreements	93,991
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$935,078
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(93,991)
Total	$841,087
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$63,082,031

28
Invesco California Municipal Fund

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $74,311,423 and securities sales of $272,301,726, which resulted in net realized gains (losses) of $(5,884,024).
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $3,882.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $987,671 with an average interest rate of 4.33%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2026 were $219,972,308 and 4.05%, respectively.
NOTE 9—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$249,237	$370,459
Ordinary income-tax-exempt	89,613,883	87,328,325
Total distributions	$89,863,120	$87,698,784

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$7,476,127
Net unrealized appreciation — investments	11,116,466
Temporary book/tax differences	(180,634)
Capital loss carryforward	(418,737,133)
Shares of beneficial interest	2,506,598,587
Total net assets	$2,106,273,413
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities, defaulted bonds and inverse floaters.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
29
Invesco California Municipal Fund

The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$112,216,015	$306,521,118	$418,737,133
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $701,122,595 and $834,157,422, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$82,692,138
Aggregate unrealized (depreciation) of investments	(71,575,672)
Net unrealized appreciation of investments	$11,116,466
Cost of investments for tax purposes is $2,281,978,794.
NOTE 11—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $1,766,676 and undistributed net realized gain (loss) was decreased by $1,766,676. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 12—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	19,209,230	$150,147,857	19,077,698	$154,769,616
Class C	2,302,830	17,888,009	2,981,184	24,092,150
Class Y	57,596,088	447,750,632	49,113,238	398,309,286
Class R6	1,101,274	8,608,581	1,465,861	11,896,405
Issued as reinvestment of dividends:
Class A	3,252,462	25,340,575	2,981,654	24,141,262
Class C	288,442	2,235,859	291,602	2,349,997
Class Y	2,914,301	22,721,429	2,649,660	21,458,814
Class R6	42,627	333,667	44,493	361,889
Automatic conversion of Class C shares to Class A shares:
Class A	2,031,669	15,756,932	1,034,003	8,373,627
Class C	(2,040,926)	(15,756,932)	(1,038,770)	(8,373,627)
Reacquired:
Class A	(35,202,410)	(274,531,167)	(26,090,818)	(211,429,781)
Class C	(3,466,242)	(26,875,037)	(2,578,721)	(20,776,853)
Class Y	(69,290,857)	(536,539,533)	(30,790,102)	(249,217,901)
Class R6	(1,673,138)	(13,008,593)	(714,183)	(5,820,049)
Net increase (decrease) in share activity	(22,934,650)	$(175,927,721)	18,426,799	$150,134,835

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30
Invesco California Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco California Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco California Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, agent bank and brokers; when replies were not received from the agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
31
Invesco California Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.72%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
32
Invesco California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
33
Invesco California Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROCAM-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco High Yield Municipal Fund
Nasdaq:
A: ACTHX ■ C: ACTFX ■ Y: ACTDX ■ R5: ACTNX ■ R6: ACTSX

2	Schedule of Investments
34	Financial Statements
37	Financial Highlights
38	Notes to Financial Statements
45	Report of Independent Registered Public Accounting Firm
46	Tax Information
47	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–104.92%
Alabama–1.98%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	$8,950	$8,851,783
Black Belt Energy Gas District (Gas);
Series 2025 C, RB(a)(b)	5.50%	08/01/2034	10,800	11,816,803
Series 2026 E, RB	5.00%	07/01/2033	25,000	27,123,487
Black Belt Energy Gas District (The) (Gas); Series 2022 F, RB(b)	5.50%	12/01/2028	4,000	4,267,885
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	10,250	10,399,236
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	36,325	30,304,738
Series 2008, RB(d)	2.00%	01/01/2060	8,209	429,760
Jefferson (County of), AL;
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	10,000	10,544,698
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,304,931
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(c)	5.00%	06/01/2054	8,900	8,834,932
Series 2024, RB(c)	4.75%	12/01/2054	17,155	16,440,273
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	5.25%	05/01/2044	5,100	5,168,152
				139,486,678
Arizona–3.04%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2019, RB(a)	5.00%	07/01/2039	1,000	1,013,571
Series 2022, RB(a)	5.25%	07/01/2052	500	480,423
Arizona (State of) Industrial Development Authority (American Charter Schools Foundation); Series 2017, Ref. RB(a)	6.00%	07/01/2047	15,000	15,209,644
Arizona (State of) Industrial Development Authority (Basis Schools);
Series 2017 A, Ref. RB(a)	5.13%	07/01/2037	1,180	1,182,536
Series 2017 D, Ref. RB(a)	5.00%	07/01/2051	3,300	3,079,805
Series 2017 G, Ref. RB(a)	5.00%	07/01/2051	1,000	933,274
Arizona (State of) Industrial Development Authority (Benjamin Franklin Charter School);
Series 2023, RB(a)	5.00%	07/01/2043	1,000	1,000,188
Series 2023, RB(a)	5.25%	07/01/2053	1,000	942,421
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation);
Series 2016, RB(a)	5.70%	07/01/2047	9,730	9,748,057
Series 2016, RB(a)	5.80%	07/01/2052	4,920	4,927,262
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence);
Series 2019 A, RB(a)	5.00%	07/01/2039	1,000	1,000,932
Series 2019 A, RB(a)	5.00%	07/01/2049	4,000	3,716,302
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado);
Series 2019, RB(a)	5.00%	07/01/2039	2,635	2,637,542
Series 2019, RB(a)	5.00%	07/01/2049	2,000	1,875,550
Series 2019, RB(a)	5.00%	07/01/2054	6,210	5,716,778
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(a)	5.00%	06/01/2031	4,905	5,047,908
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(a)	5.25%	12/15/2038	1,060	1,066,251
Series 2018 A, RB(a)	5.50%	12/15/2048	3,265	3,264,941
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital); Series 2020 A, RB	4.00%	02/01/2050	15,285	13,469,688
Glendale (City of), AZ Industrial Development Authority (Sun Health Services); Series 2019 A, Ref. RB	5.00%	11/15/2048	9,350	9,350,823
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	4.00%	11/15/2027	1,010	979,040
Series 2017, Ref. RB	5.00%	11/15/2040	4,985	4,262,622
Series 2017, Ref. RB	5.00%	11/15/2045	4,695	3,595,142
Series 2018, RB	5.00%	11/15/2053	5,970	4,185,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(e)	0.00%	12/15/2034	$6,950	$3,877,203
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(a)	6.00%	07/01/2052	1,000	1,007,372
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(c)	4.00%	10/15/2047	15,700	13,923,174
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(a)	5.00%	07/01/2054	950	902,390
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools);
Series 2016, Ref. RB(a)	5.00%	07/01/2036	2,475	2,480,377
Series 2016, Ref. RB(a)	5.00%	07/01/2047	3,775	3,561,978
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(a)	6.00%	07/01/2043	1,885	1,912,877
Series 2023, RB(a)	6.25%	07/01/2053	1,900	1,883,527
Series 2023, RB(a)	6.38%	07/01/2058	1,250	1,243,835
Phoenix (City of), AZ Industrial Development Authority; Series 2014, RB	5.00%	07/01/2044	2,250	2,252,097
Phoenix (City of), AZ Industrial Development Authority (Basis Schools) (The);
Series 2015, Ref. RB(a)	5.00%	07/01/2045	4,015	3,928,608
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	2,875	2,780,695
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	1,500	1,450,798
Phoenix (City of), AZ Industrial Development Authority (The) (Legacy Traditional Schools); Series 2015, Ref. RB(a)	5.00%	07/01/2045	1,845	1,831,984
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(a)	9.50%	04/01/2052	7,900	7,079,781
Pima (County of), AZ Industrial Development Authority (The) (Acclaim Charter School);
Series 2006, RB	5.70%	12/01/2026	280	280,085
Series 2006, RB	5.80%	12/01/2036	4,385	4,376,469
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(a)	5.38%	06/15/2035	2,370	2,371,679
Series 2015, Ref. RB(a)	5.63%	06/15/2045	3,500	3,500,093
Series 2019, Ref. RB(a)	5.00%	06/15/2052	6,050	5,346,473
Series 2022, Ref. RB(a)	4.00%	06/15/2051	8,800	6,751,116
Pima (County of), AZ Industrial Development Authority (The) (Career Success Schools);
Series 2020, Ref. RB(a)	5.50%	05/01/2040	1,125	1,131,049
Series 2020, Ref. RB(a)	5.75%	05/01/2050	5,000	5,002,232
Pima (County of), AZ Industrial Development Authority (The) (Imagine East Mesa Charter Schools); Series 2019, RB(a)	5.00%	07/01/2049	1,500	1,408,541
Pima (County of), AZ Industrial Development Authority (The) (Premier Charter High School);
Series 2016 A, Ref. RB(a)	7.00%	07/01/2045	2,977	2,480,508
Series 2016 B, Ref. RB(f)	2.07%	07/01/2045	1,735	433,839
Series 2016 C, Ref. RB(f)	2.07%	07/01/2045	1,036	10,355
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(g)	5.25%	01/01/2053	12,000	12,808,201
Sierra (City of), AZ Vista Industrial Development Authority; Series 2024, Ref. RB(a)	6.13%	06/01/2057	6,000	5,745,894
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(a)	5.00%	06/15/2059	3,410	2,951,141
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	3,525	3,574,736
Series 2025, RB	6.50%	06/15/2055	3,150	3,224,358
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	5.63%	12/01/2055	1,000	1,029,192
Series 2025, RB	5.63%	12/01/2060	3,090	3,165,281
				214,393,657
Arkansas–0.48%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	21,790	21,974,984
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(c)	5.70%	05/01/2053	11,500	11,759,716
				33,734,700
California–8.86%
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(d)(h)	5.45%	10/01/2052	4,505	2,678,640
California (State of); Series 2023, GO Bonds(g)	5.25%	09/01/2053	15,000	16,212,675
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	$12,780	$2,483,875
California (State of) Educational Facilities Authority (Saint Mary’s College of California); Series 2023, Ref. RB	5.50%	10/01/2053	1,315	1,311,326
California (State of) Educational Facilities Authority (Stanford University); Series 2014 U-6, RB(g)	5.00%	05/01/2045	15,000	18,011,409
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(c)	12.00%	11/02/2026	42,010	22,685,400
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program);
Series 2021 A-1, RB(a)	5.00%	01/01/2056	4,300	3,771,115
Series 2021, RB(a)(e)	0.00%	01/01/2061	68,780	6,115,030
California (State of) Municipal Finance Authority;
Series 2025 A-1, RB	3.44%	02/20/2041	15,621	15,144,621
Series 2026 A-1, RB	4.05%	07/20/2041	6,400	6,478,888
Series 2026 A-1, RB	4.05%	07/20/2041	2,500	2,421,443
California (State of) Municipal Finance Authority (Ascent 613);
Series 2025 A, RB(a)	5.25%	01/01/2045	2,500	2,561,483
Series 2025 A, RB(a)	5.38%	01/01/2055	1,000	1,001,932
Series 2025 A, RB(a)	5.50%	01/01/2060	5,450	5,487,239
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2047	9,635	9,663,123
California (State of) Municipal Finance Authority (Goodwill Industries of Sacramento & Nevada);
Series 2012, RB(a)	6.63%	01/01/2032	615	613,899
Series 2012, RB(a)	6.88%	01/01/2042	1,465	1,459,920
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(c)	5.00%	12/31/2047	3,560	3,579,485
California (State of) Municipal Finance Authority (Palomar Health); Series 2022 A, Ref. COP (INS - AGI)(h)	5.25%	11/01/2052	3,000	3,060,688
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(c)	5.00%	07/01/2037	13,500	13,551,604
Series 2012, RB(a)(c)	5.00%	11/21/2045	18,260	18,283,654
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(a)	5.00%	11/15/2046	2,000	1,900,989
Series 2021, RB(a)	5.00%	11/15/2051	1,810	1,653,356
Series 2021, RB(a)	5.00%	11/15/2056	1,160	1,039,656
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(a)	6.50%	06/01/2055	7,500	7,818,770
California (State of) Public Works Board (Various Capital); Series 2025 A, RB	5.00%	04/01/2050	10,000	10,718,907
California (State of) School Facilities Financing Authority; Series 2010, RB (INS - AGI)(e)(h)	0.00%	08/01/2049	24,405	7,776,783
California (State of) School Finance Authority (Aspire Public Schools Obligated Group);
Series 2020 A, RB(a)	5.00%	08/01/2050	1,200	1,167,674
Series 2022, RB(a)	5.00%	08/01/2052	2,875	2,769,058
California (State of) School Finance Authority (Green Dot Public Schools);
Series 2022, Ref. RB(a)	5.00%	08/01/2032	595	628,371
Series 2022, Ref. RB(a)	5.38%	08/01/2042	1,150	1,223,905
Series 2022, Ref. RB(a)	5.75%	08/01/2052	1,160	1,209,803
California (State of) School Finance Authority (New Designs Charter School); Series 2024, Ref. RB(a)	5.00%	06/01/2064	1,600	1,499,115
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(a)	5.00%	06/01/2058	500	471,709
California (State of) Statewide Communities Development Authority; Series 2022, RB (INS - AGI)(g)(h)	5.38%	08/15/2057	10,000	10,298,528
California (State of) Statewide Communities Development Authority (Creative Child Care & Team Charter); Series 2015, RB(a)	6.75%	06/01/2045	6,220	6,228,320
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2022 A, RB (INS - AGI)(h)	5.25%	08/15/2052	2,000	2,050,568
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(a)	5.00%	12/01/2046	6,630	6,635,184
Series 2016 A, RB(a)	5.25%	12/01/2056	25,000	25,013,657
Series 2018 A, RB(a)	5.50%	12/01/2058	24,340	24,784,879
Series 2018, RB(a)	5.25%	12/01/2043	500	511,763
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002, RB	6.00%	05/01/2043	$15,000	$15,316,948
Series 2006 A, RB(e)	0.00%	06/01/2046	174,450	45,669,231
Series 2006 C, RB(a)(e)	0.00%	06/01/2055	211,450	13,234,423
Fairfield (City of), CA Community Facilities District No. 2007-1 (Fairfield Commons);
Series 2008, RB	6.75%	09/01/2028	1,710	1,741,110
Series 2008, RB	6.88%	09/01/2038	4,440	4,509,172
Foothill-Eastern Transportation Corridor Agency;
Series 2014 A, Ref. RB (INS - AGI)(e)(h)	0.00%	01/15/2036	45,000	33,738,556
Series 2014 A, Ref. RB	6.85%	01/15/2042	5,000	6,073,001
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	423,403	45,318,390
Inland Empire Tobacco Securitization Corp.;
Series 2007 D, RB(e)	0.00%	06/01/2057	46,635	3,720,508
Series 2007 F, RB(a)(e)	0.00%	06/01/2057	99,650	5,149,055
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(c)(g)(i)	5.00%	05/15/2051	5,000	5,114,441
Rib Floater Trust; Series 2026, VRD RB (LOC - Barclays Bank PLC)(a)(c)(j)(k)	2.18%	03/04/2027	7,745	7,745,000
Sacramento (County of), CA (Metro Air Park Community); Series 2022, Ref. RB	5.00%	09/01/2042	1,000	1,045,070
San Bernardino City Unified School District;
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2036	7,650	5,593,535
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2037	13,130	9,169,672
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2038	13,515	9,009,891
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2039	13,895	8,833,459
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2040	14,280	8,642,333
Series 2011 D, GO Bonds (INS - AGI)(e)(h)	0.00%	08/01/2041	14,080	8,088,276
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2056	2,660	2,376,089
Series 2023 B, RB(c)	5.00%	07/01/2053	25,405	26,027,125
San Diego Unified School District (Election of 2008); Series 2012 E, GO Bonds(d)	5.25%	07/01/2042	10,000	8,857,747
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Second Series 2023 C, Ref. RB(c)	5.75%	05/01/2048	10,000	10,887,648
San Jose (City of), CA (Helzer Courts Apartments); Series 1999 A, RB(c)	6.40%	12/01/2041	12,013	12,017,862
Savanna School District (Election of 2008); Series 2012 B, GO Bonds (INS - AGI)(d)(h)	6.75%	02/01/2052	7,500	6,473,183
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(e)	0.00%	06/01/2036	10,000	5,664,396
Series 2007 A, RB(e)	0.00%	06/01/2047	20,000	4,990,718
Southern California Logistics Airport Authority;
Series 2008 A, RB(e)	0.00%	12/01/2045	18,085	6,123,425
Series 2008 A, RB(e)	0.00%	12/01/2046	18,085	5,761,657
Series 2008 A, RB(e)	0.00%	12/01/2047	18,085	5,429,576
Series 2008 A, RB(e)	0.00%	12/01/2048	18,085	5,058,385
Series 2008 A, RB(e)	0.00%	12/01/2049	18,085	4,805,004
Series 2008 A, RB(e)	0.00%	12/01/2050	18,085	4,500,633
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB(e)	0.00%	06/01/2054	19,300	3,653,488
Vallejo (City of), CA Public Financing Authority (Hiddenbrooke Improvement District); Series 2004 A, RB	5.80%	09/01/2031	2,100	2,129,868
				624,447,319
Colorado–10.51%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	5.25%	12/01/2049	3,200	2,769,391
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,933,039
64th Ave ARI Authority; Series 2020, RB	6.50%	12/01/2043	14,000	14,234,503
Aberdeen Metropolitan District No. 2; Series 2021, Ref. GO Bonds(d)	5.75%	12/01/2051	6,055	5,696,914
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	40,000	39,036,476
Banning Lewis Ranch Metropolitan District No. 4;
Series 2018 A, GO Bonds	5.75%	12/01/2048	4,832	4,841,704
Series 2018 B, GO Bonds	8.00%	12/15/2048	1,206	1,208,138
Series 2018 C, GO Bonds	8.00%	12/15/2051	4,134	3,733,799
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	$2,165	$2,169,348
Series 2018 B, GO Bonds	8.00%	12/15/2048	511	511,906
Series 2018 C, GO Bonds	8.00%	12/15/2051	1,942	1,700,228
Banning Lewis Ranch Metropolitan District No. 8; Series 2021, GO Bonds(a)	4.88%	12/01/2051	4,500	4,069,443
Banning Lewis Ranch Regional Metropolitan District No. 1;
Series 2018 A, GO Bonds	5.38%	12/01/2048	2,500	2,472,712
Series 2018 B, GO Bonds	7.75%	12/15/2041	40	40,189
Series 2018 C, GO Bonds	8.00%	12/15/2041	1,801	1,567,179
Banning Lewis Ranch Regional Metropolitan District No. 2; Series 2021, GO Bonds	5.75%	12/01/2051	5,190	5,058,342
Base Village Metropolitan District No. 2; Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	2,830	2,212,073
Belford North Metropolitan District; Series 2020 B, GO Bonds	8.50%	12/15/2050	6,500	6,525,433
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(a)	8.00%	12/15/2054	2,000	2,007,561
Bennett Ranch Metropolitan District No. 1; Series 2021 B, GO Bonds	7.50%	12/15/2051	1,221	1,120,928
Berthoud-Heritage Metropolitan District No. 10; Series 2022 B, GO Bonds	8.00%	12/15/2052	6,840	6,862,714
Broadway Station Metropolitan District No. 2; Series 2019 B, GO Bonds(d)	7.50%	12/01/2048	7,075	3,046,397
Broadway Station Metropolitan District No. 3; Series 2019 B, GO Bonds(d)	7.50%	12/01/2049	30,465	10,001,647
Buffalo Highlands Metropolitan District; Series 2018 B, GO Bonds	7.63%	12/15/2046	1,226	1,226,220
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	931	932,177
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	6,995	6,187,494
Series 2024, GO Bonds(a)	8.25%	12/01/2053	3,400	3,442,665
Cascade Ridge Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	3,000	2,659,663
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(a)	5.00%	12/01/2047	500	499,991
Citadel on Colfax Business Improvement District; Series 2020 B, RB	7.88%	12/15/2050	465	462,490
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,929	3,950,666
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,023
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,160	1,161,506
Colliers Hill Metropolitan District No. 1;
Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	2,114	2,121,788
Series 2021 C, GO Bonds	7.25%	12/15/2049	2,350	2,355,656
Colliers Hill Metropolitan District No. 2; Series 2022 B-2, GO Bonds	7.63%	12/15/2042	5,782	5,894,953
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(a)	5.50%	04/01/2044	1,250	1,276,048
Colorado (State of) Educational & Cultural Facilities Authority (Community Leadership Academy);
Series 2008, RB	6.25%	07/01/2028	445	445,902
Series 2008, RB	6.50%	07/01/2038	1,000	1,001,469
Series 2013, RB	7.45%	08/01/2048	2,245	2,251,084
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB (Acquired 12/15/2021-07/19/2022; Cost $3,673,463)(l)	5.00%	05/15/2044	3,750	3,170,719
Series 2025 A, Ref. RB(a)	8.75%	05/15/2058	8,640	8,711,570
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2022, RB	5.50%	11/01/2047	7,250	7,708,613
Series 2022, RB	5.25%	11/01/2052	4,500	4,684,902
Colorado (State of) International Center Metropolitan District No. 14;
Series 2018, GO Bonds	5.88%	12/01/2046	13,500	13,522,171
Series 2022, GO Bonds	7.50%	12/15/2051	15,000	15,016,999
Colorado (State of) International Center Metropolitan District No. 4;
Series 2019 A, Ref. GO Bonds	6.00%	12/01/2047	30,920	29,581,680
Series 2019 A-2, GO Bonds	6.25%	12/01/2048	15,075	15,141,475
Series 2019 B-2, GO Bonds	8.75%	12/15/2048	1,997	2,003,404
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(a)	7.50%	12/15/2050	3,495	3,506,446
Colorado State University Research Foundation;
Series 2025 A, RB(a)	5.38%	03/01/2055	5,000	5,006,369
Series 2025 A, RB(a)	5.50%	03/01/2065	13,000	13,039,123
Compark Business Campus Metropolitan District Subdistrict; Series 2025, GO Bonds(e)	0.00%	12/01/2055	15,080	5,521,890
Conestoga Metropolitan District No. 2; Series 2021 A, GO Bonds	5.25%	12/01/2051	1,625	1,478,023
Cottonwood Hollow Residential Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	15,824	12,986,413
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	$569	$570,532
Crossroads Metropolitan District No. 1; Series 2022, GO Bonds	6.50%	12/01/2051	7,460	7,456,789
Dawson Trails Metropolitan District No. 1;
Series 2024, GO Bonds(e)	0.00%	12/01/2031	18,382	11,945,306
Series 2025 B, GO Bonds	9.25%	12/15/2055	13,000	12,611,871
Deer Creek Villas Metropolitan District; Series 2022 B, GO Bonds	7.75%	12/15/2055	650	653,027
Denver (City & County of), CO;
Series 2018 A, RB(c)(g)(i)	5.00%	12/01/2048	10,000	10,107,532
Series 2021 A, RB	4.00%	08/01/2051	8,350	7,934,865
Series 2022 A, RB(c)	4.13%	11/15/2053	5,000	4,527,013
Series 2022 D, RB(c)(g)(i)	5.00%	11/15/2053	26,000	27,870,119
Series 2022, RB(c)(g)(i)	5.00%	11/15/2042	4,000	4,283,873
Series 2022, RB(c)(g)(i)	5.75%	11/15/2045	8,000	8,752,973
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	15,740	15,765,902
Denver (City & County of), CO Convention Center Hotel Authority;
Series 2016, Ref. RB	5.00%	12/01/2032	1,000	1,012,090
Series 2016, Ref. RB	5.00%	12/01/2040	250	251,433
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	5.13%	12/01/2050	4,750	4,812,899
Denver Gateway Center Metropolitan District; Series 2018 B, GO Bonds	7.88%	12/15/2048	1,855	1,803,808
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,291	2,300,274
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(a)	8.00%	12/15/2051	1,905	1,911,652
Elevation Park Metropolitan District; Series 2021, GO Bonds	4.25%	12/01/2051	2,440	1,939,446
Erie Highlands Metropolitan District No. 2; Series 2018 C, GO Bonds	8.00%	12/15/2052	3,600	2,913,111
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	550	555,379
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(a)	6.00%	12/01/2049	2,970	2,979,355
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	936,643
Series 2023 B, GO Bonds(a)	9.00%	12/15/2047	968	972,174
Fourth North Business Improvement District; Series 2022 B, RB	8.13%	12/15/2052	4,525	4,544,266
Gardens at East Iliff Metropolitan District; Series 2019 B, GO Bonds	8.50%	12/15/2049	680	681,201
Gardens on Havana Metropolitan District No. 3 (The); Series 2017 B, RB	7.75%	12/15/2047	299	299,061
Hance Ranch Metropolitan District;
Series 2020, GO Bonds	5.00%	12/01/2040	565	559,489
Series 2020, GO Bonds	5.13%	12/01/2050	1,810	1,638,936
Haskins Station Metropolitan District; Series 2019 B, GO Bonds	8.75%	12/15/2049	1,328	1,244,202
Hess Ranch Metropolitan District No. 5;
Series 2024 A-1, RB	6.00%	12/01/2043	1,430	1,490,533
Series 2024 A-2, RB	6.50%	12/01/2043	1,383	1,441,163
Hess Ranch Metropolitan District No. 6;
Series 2020 A-2, GO Bonds(d)	5.75%	12/01/2049	9,000	8,613,924
Series 2020 B, GO Bonds	8.00%	12/15/2049	4,683	4,699,993
Series 2022 C, GO Bonds(a)	8.25%	12/15/2052	15,569	15,641,195
Home Place Metropolitan District; Series 2020 B, GO Bonds	8.25%	12/15/2050	834	836,921
Homestead Hills Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	722	724,918
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	6,909	6,920,792
Series 2024 C, GO Bonds	8.50%	12/16/2026	5	5,008
Series 2024 C, GO Bonds	8.50%	12/16/2053	6,180	6,203,559
Johnstown Farms East Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	2,562	2,219,865
Jones District Community Authority Board; Series 2020 A, RB(d)	5.75%	12/01/2050	6,815	6,785,835
Karl’s Farm Metropolitan District No. 2; Series 2024 B, GO Bonds	6.20%	12/15/2044	567	581,177
Lake Bluff Metropolitan District No. 2; Series 2021, Ref. GO Bonds	5.25%	12/01/2051	11,777	10,542,117
Lanterns Rock Creek Metropolitan District; Series 2020, GO Bonds	6.25%	08/01/2045	1,441	1,444,912
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	602,523
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,740	2,859,155
Lowell Metropolitan District; Series 2023 B-3, Ref. GO Bonds	8.50%	12/15/2052	1,738	1,743,104
Mayberry Springs Community Authority; Series 2021 B, RB	8.00%	04/15/2051	3,351	3,364,515
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Mayfield Metropolitan District;
Series 2020 A, GO Bonds	5.75%	12/01/2050	$1,166	$1,177,559
Series 2020 B, GO Bonds	8.25%	12/15/2050	622	624,054
Series 2020 C, GO Bonds	3.00%	12/15/2050	767	340,342
Meadowbrook Crossing Metropolitan District; Series 2020 B, Ref. GO Bonds(a)	7.75%	12/15/2049	494	495,055
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	641	643,154
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	3,190	3,382,999
Series 2022 A-2, Ref. GO Bonds(d)	7.00%	12/01/2051	4,330	4,066,195
Montrose (County of), CO (The Homestead at Montrose, Inc.); Series 2003 A, RB	7.00%	02/01/2038	5,930	5,832,437
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,465,344
Murphy Creek Metropolitan District No. 5;
Series 2022 A, GO Bonds	6.00%	12/01/2052	3,000	2,880,731
Series 2022 B, GO Bonds	9.25%	12/15/2052	3,532	3,538,477
MW Retail Business Improvement District;
Series 2024, RB(a)	6.00%	12/01/2054	1,800	1,725,031
Series 2025 A, RB(a)	6.38%	12/01/2054	500	501,565
North Range Metropolitan District No. 2; Series 2017 B, GO Bonds	7.75%	12/15/2047	1,170	1,170,204
Palisade Metropolitan District No. 2; Series 2024 C, RB(a)	8.00%	12/15/2037	1,080	1,105,416
Peak Metropolitan District No. 1; Series 2021 B, GO Bonds(a)	7.63%	12/15/2051	1,652	1,658,059
Poudre Heights Valley Metropolitan District; Series 2024 A, GO Bonds(a)	5.50%	12/01/2054	975	933,562
Promontory Metropolitan District No. 3; Series 2020 A, GO Bonds	6.25%	12/01/2050	1,021	963,255
Pronghorn Valley Metropolitan District; Series 2021 B, GO Bonds	7.25%	12/15/2051	500	501,888
Reata Ridge Village Metropolitan District No. 2; Series 2019 B-3, GO Bonds	8.00%	12/15/2049	615	617,019
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(e)	0.00%	12/01/2032	7,500	4,846,103
Remuda Ranch Metropolitan District; Series 2020 B, GO Bonds	7.63%	12/15/2050	574	540,124
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,338	2,373,126
Series 2024 B, GO Bonds	9.00%	12/15/2053	675	678,266
Riverdale Peaks II Metropolitan District; Series 2005, GO Bonds(f)	6.50%	12/01/2035	1,000	900,000
Riverwalk Metropolitan District No. 2; Series 2022 B, RB	7.75%	12/15/2052	5,902	5,922,309
RM Mead Metropolitan District; Series 2020 B, GO Bonds	8.00%	12/15/2050	610	611,768
Rock Canyon Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2049	1,598	1,501,815
Series 2020 B, GO Bonds	8.75%	12/15/2049	398	399,186
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(a)	5.00%	12/01/2041	5,645	5,666,360
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	16,000	16,080,736
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	13,500	13,260,569
Settler’s Crossing Metropolitan District No. 1;
Series 2020 B, GO Bonds	7.63%	12/15/2050	1,195	1,198,439
Series 2021 C, GO Bonds	7.63%	12/15/2052	4,560	4,570,508
Silver Peaks Metropolitan District No. 3; Series 2020 B, GO Bonds	7.00%	12/15/2050	442	443,598
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(a)(d)	6.75%	09/20/2054	3,000	2,210,129
Series 2024 B, GO Bonds(a)	8.75%	09/20/2054	1,760	1,767,528
Sterling Ranch Community Authority Board;
Series 2024 A, Ref. RB(a)	5.75%	12/01/2054	2,400	2,425,799
Series 2024 A, Ref. RB	6.50%	12/01/2054	765	796,092
Series 2024 B, Ref. RB(a)	8.25%	12/15/2054	1,150	1,154,191
Series 2024 B, Ref. RB	8.75%	12/15/2054	750	752,449
Series 2024, RB	5.63%	12/01/2043	682	710,179
Talon Pointe Metropolitan District; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2051	2,595	1,968,579
Trails at Crowfoot Metropolitan District No. 3; Series 2024 B, Ref. GO Bonds	6.88%	12/15/2052	1,375	1,383,092
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(d)	5.50%	12/01/2051	3,000	2,579,625
Trevenna Metropolitan District;
Series 2024 A, GO Bonds	5.75%	12/01/2054	2,525	2,494,991
Series 2024 B, GO Bonds	8.25%	12/15/2049	627	630,838
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,003,711
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
USAFA Visitor’s Center Business Improvement District; Series 2022 C, RB(a)	7.75%	12/15/2052	$24,275	$24,369,990
Velocity Metropolitan District No. 5; Series 2022 B, GO Bonds	8.00%	12/15/2039	14,197	14,248,444
Villages at Castle Rock Metropolitan District No. 6; Series 2021 B, Ref. GO Bonds(a)	5.70%	12/01/2051	27,543	26,630,051
Villages at Johnstown Metropolitan District No. 3; Series 2020 B, GO Bonds	7.50%	12/15/2050	843	846,169
Vista Meadows Metropolitan District; Series 2023, GO Bonds	9.25%	12/15/2053	1,418	1,422,948
Vista Meadows Metropolitan District (Senior Bonds); Series 2023 A, GO Bonds	7.25%	12/01/2053	8,750	8,887,119
Wagons West Metropolitan District; Series 2020 B-3, GO Bonds	8.50%	12/15/2049	553	555,288
Water Valley Metropolitan District No. 3; Series 2024 B, GO Bonds	6.25%	12/15/2054	829	829,349
Waters’ Edge Metropolitan District No. 2; Series 2021, GO Bonds	5.00%	12/01/2051	4,445	4,204,097
Waterstone Metropolitan District No. 1; Series 2025 B, Ref. GO Bonds	6.38%	12/15/2054	3,915	3,951,394
Waterview II Metropolitan District; Series 2022 B, GO Bonds	8.00%	12/15/2051	2,915	2,928,178
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(a)	6.50%	12/01/2050	1,500	1,549,645
Westerly Metropolitan District No. 4; Series 2021 B, GO Bonds	8.00%	12/15/2050	4,238	4,254,012
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(a)	6.50%	10/15/2054	500	502,157
Windler Public Improvement Authority;
Series 2021 A-2, RB(d)	4.13%	12/01/2031	1,500	1,344,267
Series 2021 A-2, RB(d)	4.50%	12/01/2041	1,130	907,693
Winsome Metropolitan District No. 3; Series 2021 A, GO Bonds(a)	5.13%	12/01/2050	2,700	2,439,480
				740,271,823
Connecticut–0.13%
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(a)	5.00%	07/01/2039	1,100	1,116,404
Series 2025 A, RB(a)	12.00%	09/01/2030	2,250	2,600,321
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(m)	5.13%	10/01/2036	7,935	952,200
Hamden (Town of), CT (Whitney Center); Series 2022 A, RB	7.00%	01/01/2053	4,000	4,253,066
				8,921,991
Delaware–0.20%
Delaware (State of) Economic Development Authority (Aspira of Delaware Charter Operations, Inc.);
Series 2016 A, RB	5.00%	06/01/2046	1,250	1,184,909
Series 2016 A, RB	5.00%	06/01/2051	1,100	999,165
Millsboro (Town of), DE (Plantation Lakes Special Development District);
Series 2018, Ref. RB(a)	5.13%	07/01/2038	7,962	8,063,146
Series 2018, Ref. RB(a)	5.25%	07/01/2048	4,090	4,067,914
				14,315,134
District of Columbia–1.58%
District of Columbia;
Series 2025, GO Bonds(g)(i)	5.25%	01/01/2048	11,500	12,298,843
Series 2025, Ref. RB	5.75%	10/01/2055	5,625	6,011,016
Series 2026 C, VRD GO Bonds(j)	2.06%	06/01/2051	20,000	20,000,000
District of Columbia (Ingleside at Rock Creek);
Series 2017 A, RB	5.00%	07/01/2037	1,370	1,384,369
Series 2017 A, RB	5.00%	07/01/2052	9,485	8,861,600
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	2,150	2,091,548
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 C, RB(e)	0.00%	06/15/2055	60,320	6,290,489
Metropolitan Washington Airports Authority; Series 2023 A, Ref. RB(c)(g)(i)	5.25%	10/01/2048	7,710	8,042,044
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2022, Ref. RB (INS - AGI)(h)	4.00%	10/01/2052	4,365	3,980,545
Washington Metropolitan Area Transit Authority;
Series 2025, RB(g)(i)	5.25%	07/15/2050	20,000	21,378,878
Series 2025, RB(g)	5.25%	07/15/2053	20,000	21,016,824
				111,356,156
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–9.03%
Alachua (County of), FL Health Facilities Authority (East Ridge Retirement Village, Inc.);
Series 2014, RB (Acquired 09/15/2020; Cost $276,196)(l)(m)	5.63%	11/15/2029	$310	$4,653
Series 2014, RB (Acquired 06/03/2020-06/04/2020; Cost $1,066,288)(l)(m)	6.00%	11/15/2029	1,241	18,612
Series 2014, RB (Acquired 03/31/2020-10/04/2021; Cost $861,794)(l)(m)	6.00%	11/15/2034	1,025	15,378
Series 2014, RB (Acquired 02/26/2014-12/04/2020; Cost $6,201,580)(l)(m)	6.25%	11/15/2044	6,869	103,038
Series 2014, RB (Acquired 02/26/2014-09/15/2020; Cost $1,480,256)(l)(m)	6.38%	11/15/2049	1,591	23,869
Series 2014, RB (Acquired 09/15/2020; Cost $693,803)(l)(m)	5.00%	12/31/2079	720	10,795
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2019, RB	4.00%	12/01/2049	13,950	12,379,294
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2022 A, Ref. RB(a)	5.00%	11/15/2061	40,750	32,535,016
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(a)(b)	6.30%	07/01/2043	1,425	1,535,530
Babcock Ranch Community Independent Special District; Series 2024, RB(a)	5.25%	05/01/2055	1,000	1,009,313
Boggy Creek Improvement District;
Series 2023, Ref. RB	5.13%	05/01/2043	1,775	1,842,749
Series 2023, Ref. RB	5.38%	05/01/2053	4,325	4,386,006
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	5.00%	04/01/2052	10,000	10,130,508
Broward (County of), FL; Series 2023, RB(g)	5.50%	01/01/2055	10,000	10,587,212
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	685	685,568
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(a)	6.75%	01/01/2045	5,500	5,829,638
Series 2025 A, RB(a)	7.13%	01/01/2065	7,500	7,815,282
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	4,750	4,362,086
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(a)	5.00%	12/15/2055	4,800	4,334,536
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(a)	4.00%	06/15/2051	2,220	1,686,183
Capital Trust Agency, Inc. (Imagine School at North Manatee);
Series 2021 C, RB(a)	5.00%	06/01/2056	520	454,261
Series 2021, RB(a)	5.00%	06/01/2056	1,300	1,135,652
Capital Trust Agency, Inc. (New Springs, Inc.); Series 2021, RB	4.75%	06/01/2056	6,140	4,290,020
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.);
Series 2017, Ref. RB(a)	5.00%	07/01/2037	1,000	903,501
Series 2017, Ref. RB(a)	5.00%	07/01/2046	600	457,289
Capital Trust Agency, Inc. (Tallahassee Tapestry);
Series 2015, RB (Acquired 12/02/2015; Cost $5,348,646)(a)(l)(m)	6.75%	12/01/2035	5,405	648,600
Series 2015, RB (Acquired 12/02/2015; Cost $1,976,520)(a)(l)(m)	7.00%	12/01/2045	2,000	240,000
Series 2015, RB (Acquired 12/02/2015; Cost $989,541)(a)(l)(m)	7.13%	12/01/2050	1,000	120,000
Capital Trust Agency, Inc. (University Bridge LLC Student Housing);
Series 2018 A, RB(a)	5.25%	12/01/2043	21,350	21,538,815
Series 2018 A, RB(a)	5.25%	12/01/2058	18,800	18,197,744
Capital Trust Agency, Inc. (WFCS Portfolio); Series 2021, RB(a)(e)	0.00%	01/01/2061	17,620	1,514,728
Capital Trust Authority (Academir Charter Schools, Inc.); Series 2024, Ref. RB(a)	5.25%	06/01/2054	2,500	2,284,552
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(a)	6.63%	06/15/2054	12,000	12,094,234
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(a)	5.25%	07/01/2054	2,735	2,495,162
Series 2025, RB(a)	6.13%	07/01/2060	2,000	2,012,643
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(a)	5.25%	07/01/2055	1,325	1,295,338
Series 2025, RB(a)	5.38%	07/01/2065	3,780	3,697,701
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(a)	6.50%	12/15/2053	2,415	2,264,252
Series 2023, RB(a)	6.50%	12/15/2058	3,300	3,064,505
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	3,410	3,181,500
Series 2024, RB	5.13%	12/15/2059	3,200	2,942,908
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(c)	5.00%	10/01/2049	2,420	2,411,041
Series 2021, RB(a)(c)	4.00%	10/01/2041	4,500	4,384,321
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	$1,500	$1,575,844
Series 2025, RB	6.00%	05/01/2055	1,900	1,961,922
Escambia (County of), FL Health Facilities Authority (Baptist Health Care Corp. Obligated Group);
Series 2020, Ref. RB	4.00%	08/15/2045	12,830	11,575,850
Series 2020, Ref. RB (INS - AGI)(h)	3.00%	08/15/2050	13,685	9,915,717
Florida (State of) Department of Transportation (Turnpike); Series 2022 C, RB(g)	5.00%	07/01/2052	10,000	10,404,230
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(c)(m)	12.00%	07/15/2028	15,375	5,381,250
Series 2024, Ref. RB(c)	5.00%	07/01/2034	5,715	4,257,675
Series 2024, Ref. RB(c)	5.00%	07/01/2041	2,000	1,490,000
Series 2024, Ref. RB (INS - AGI)(c)(h)	5.00%	07/01/2044	11,135	11,055,760
Series 2024, Ref. RB(c)	5.25%	07/01/2047	22,385	16,676,825
Series 2024, Ref. RB (INS - AGI)(c)(h)	5.25%	07/01/2053	9,015	8,986,267
Florida Development Finance Corp. (Brightline Florida Passenger Rail);
Series 2024, RB(a)(b)(c)(m)	10.00%	07/15/2028	10,600	3,710,000
Series 2024, Ref. RB(c)	5.00%	07/01/2037	12,375	9,219,375
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB(a)(b)(c)(m)	10.00%	06/15/2026	49,400	34,086,000
Florida Development Finance Corp. (Central Charter School);
Series 2022, Ref. RB(a)	5.63%	08/15/2042	1,515	1,513,366
Series 2022, Ref. RB(a)	5.88%	08/15/2052	5,000	4,724,747
Series 2022, Ref. RB(a)	6.00%	08/15/2057	5,750	5,491,844
Florida Development Finance Corp. (Mater Academy); Series 2022 A, RB	5.00%	06/15/2056	8,815	8,366,158
Florida Development Finance Corp. (Palm Bay Academy, Inc.);
Series 2017, Ref. RB(a)(e)	0.00%	05/15/2037	970	10
Series 2017, Ref. RB(a)(e)	0.00%	05/15/2037	1,265	126,500
Series 2017, Ref. RB(a)	6.38%	05/15/2037	2,655	2,507,272
Florida Development Finance Corp. (Parrish Charter Academy, Inc.); Series 2023, RB(a)(b)	6.25%	06/15/2028	2,000	1,995,126
Florida Development Finance Corp. (UF Health Jacksonville); Series 2022, Ref. RB	5.00%	02/01/2052	3,000	2,902,801
Florida Local Government Finance Commission; Series 2025, RB(a)	11.00%	12/22/2030	2,070	2,156,435
Gramercy Farms Community Development District; Series 2011, Ref. RB	6.75%	05/01/2039	1,075	1,039,709
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/30/2020; Cost $9,750,251)(l)(m)	6.25%	04/01/2049	11,097	138,716
Hillsborough County Industrial Development Authority; Series 2025, RB(g)	5.50%	11/15/2054	42,110	45,443,756
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.88%	05/01/2055	2,750	2,824,061
Kendall Breeze West Community Development District; Series 2004, RB	5.88%	05/01/2034	700	701,125
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.75%	08/15/2050	9,890	9,915,861
Series 2020 A, Ref. RB	5.75%	08/15/2055	12,205	12,061,203
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(a)	5.50%	07/15/2048	2,250	2,154,267
Series 2018 A, RB(a)	5.75%	07/15/2053	2,030	1,962,896
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.25%	05/01/2044	580	602,282
Lee (County of), FL;
Series 2026 A-1, RB(c)	5.25%	10/01/2044	1,000	1,104,057
Series 2026 A-1, RB(c)	5.25%	10/01/2045	1,000	1,097,956
Series 2026 A-1, RB(c)	5.25%	10/01/2046	1,000	1,084,152
Lee (County of), FL Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2012, IDR(a)	5.50%	06/15/2032	1,585	1,586,592
Series 2012, IDR(a)	5.75%	06/15/2042	3,210	3,211,007
Miami-Dade (County of), FL;
Series 2009, RB(e)	0.00%	10/01/2035	12,000	8,934,170
Series 2009, RB(e)	0.00%	10/01/2042	42,215	21,784,578
Series 2017 B, Ref. RB(c)(g)(i)	5.00%	10/01/2040	8,900	9,082,980
Series 2021, RB (INS - AGI)(h)	3.00%	10/01/2051	12,000	9,123,425
Series 2022 A, RB	5.00%	04/01/2052	15,720	16,124,627
Series 2022 A, Ref. RB(c)	5.25%	10/01/2052	10,000	10,233,544
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Middleton Community Development District A;
Series 2024, RB	4.20%	05/01/2039	$600	$608,849
Series 2024, RB	4.55%	05/01/2044	600	601,647
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(a)	5.75%	05/15/2055	1,690	1,735,890
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2022, RB	4.00%	10/01/2052	17,245	15,206,812
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2050	2,500	700,122
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	4,000	1,054,548
Palm Beach (County of), FL;
Series 2025, RB(a)	6.50%	10/01/2035	500	554,490
Series 2025, RB(a)	6.50%	10/01/2045	1,000	1,043,146
Series 2025, RB(a)	5.75%	10/01/2055	6,000	6,239,115
Series 2025, RB(a)	5.75%	10/01/2065	5,835	6,051,950
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020; Cost $6,660,000)(a)(c)(f)(l)(m)	5.88%	01/01/2033	6,660	1,012,928
Reunion East Community Development District;
Series 2002 A-2, RB(m)	7.38%	05/01/2033	145	1
Series 2005, RB(m)	5.80%	05/01/2036	1,716	17
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2018, RB	4.00%	07/01/2048	37,680	34,164,136
Seminole (County of), FL; Series 2022, RB(g)	5.00%	10/01/2052	10,000	10,329,623
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group); Series 2017, Ref. RB	4.00%	08/15/2047	3,500	3,193,436
St. Johns (County of), FL; Series 2022, RB(g)	5.00%	06/01/2047	14,865	15,767,835
St. Lucie (County of), FL School Board; Series 2023 A, COP (INS - AGI)(h)	4.00%	07/01/2053	19,835	18,601,513
Sterling Hill Community Development District; Series 2003 A, RB(f)(n)	6.20%	05/01/2035	1,375	563,617
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.);
Series 2015, Ref. RB	5.00%	12/01/2040	1,940	1,941,198
Series 2016, RB	5.00%	12/01/2055	1,020	1,013,946
Tolomato Community Development District; Series 2024, RB	4.80%	05/01/2044	880	886,007
Two Ridges Community Development District; Series 2025, RB	6.00%	05/01/2055	670	694,271
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(a)	5.50%	01/01/2055	1,000	1,000,184
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(a)	4.80%	05/01/2055	1,995	1,948,822
				636,130,074
Georgia–1.34%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(a)	5.56%	12/15/2048	13,000	11,849,821
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(a)	6.00%	06/15/2043	975	997,851
Series 2023, RB(a)	6.40%	06/15/2053	1,850	1,863,295
Series 2023, RB(a)	6.38%	06/15/2058	1,250	1,248,910
Columbia (City of), GA (Wellstar Health System, Inc.); Series 2023, RAC	5.75%	04/01/2053	6,375	6,965,230
Dalton Whitfield (County of), GA Joint Development Authority (Hamilton Health Care System); Series 2017, RB	4.00%	08/15/2048	7,000	6,400,258
Floyd (County of), GA Development Authority (The Spires at Berry College); Series 2018 A, RB	6.25%	12/01/2048	2,000	2,000,176
Fulton (County of), GA Development Authority (Piedmont Healthcare, Inc.); Series 2019, RB	4.00%	07/01/2049	15,000	13,824,685
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	4.00%	02/15/2051	2,630	2,361,219
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(a)	5.00%	01/01/2054	6,000	5,787,524
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	8,220	8,220,102
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	6,345	6,701,084
Savannah Georgia Convention Center Authority;
Series 2025, RB	5.13%	06/01/2050	2,205	2,214,549
Series 2025, RB	5.25%	06/01/2061	1,900	1,906,675
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(c)(g)	5.50%	07/01/2055	21,000	22,296,929
				94,638,308
Hawaii–0.20%
State of Hawaii Airports System Revenue; Series 2025, RB(c)(g)(i)	5.50%	07/01/2054	13,350	14,310,020
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho–0.73%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(a)	5.50%	09/01/2053	$2,000	$2,005,829
Idaho (State of) Health Facilities Authority (Terraces of Boise);
Series 2014, RB	4.00%	10/01/2033	1,000	1,006,395
Series 2014, RB	4.50%	10/01/2050	12,030	10,691,139
Series 2014, RB	4.55%	10/01/2056	19,500	17,135,649
Series 2021, Ref. RB	8.00%	10/01/2028	2,550	2,542,125
Idaho (State of) Housing & Finance Association; Series 2023 A, RB	5.25%	08/15/2048	10,000	10,781,019
Idaho (State of) Housing & Finance Association (Future Public School); Series 2022 A, RB(a)	4.00%	05/01/2057	1,705	1,235,899
Idaho (State of) Housing & Finance Association (North Star Charter School); Series 2014 B, Ref. RB(a)(e)	0.00%	07/01/2049	9,112	1,731,884
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(a)	6.25%	09/01/2054	4,400	4,561,798
				51,691,737
Illinois–5.13%
Bolingbrook (Village of), IL; Series 2005, RB(f)	6.00%	12/30/2049	3,643	1,967,108
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	52,565	53,344,302
Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,501,216
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(c)(g)(i)	5.00%	01/01/2048	14,000	14,256,696
Series 2026 A, RB	5.00%	01/01/2046	2,500	2,680,438
Chicago (City of), IL Board of Education;
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,060	8,054,639
Series 2018 D, GO Bonds	5.00%	12/01/2046	19,170	18,233,764
Series 2022 A, GO Bonds	4.00%	12/01/2047	2,000	1,662,176
Series 2023 A, GO Bonds	6.00%	12/01/2049	1,000	1,036,552
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	1,800	1,823,255
Evanston (City of), IL (Roycemore School); Series 2021, RB(a)	4.63%	04/01/2051	1,250	1,030,906
Illinois (State of);
Series 2020, GO Bonds	5.75%	05/01/2045	8,750	9,294,989
Series 2025 E, GO Bonds (INS - BAM)(h)	5.00%	09/01/2045	6,975	7,368,902
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	4,020	4,026,801
Illinois (State of) Finance Authority;
Series 2019, Ref. RB	5.00%	09/01/2038	5,030	5,046,175
Series 2025, Ref. RB(a)	5.88%	09/01/2046	12,065	12,089,540
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(a)	5.63%	08/01/2053	500	515,475
Illinois (State of) Finance Authority (Intrinsic Schools - Belmont School); Series 2015, RB(a)	6.00%	12/01/2045	3,715	3,716,400
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019-04/06/2020; Cost $3,001,995)(l)	5.00%	11/01/2035	3,000	2,077,500
Series 2019 A, Ref. RB (Acquired 11/27/2019-11/08/2022; Cost $17,499,105)(l)	5.00%	11/01/2040	20,210	13,995,425
Series 2019 A, Ref. RB (Acquired 11/27/2019-06/28/2023; Cost $26,870,109)(l)	5.00%	11/01/2049	27,085	18,756,363
Illinois (State of) Finance Authority (Montgomery Place);
Series 2017, Ref. RB (Acquired 04/12/2017; Cost $6,415,000)(l)	5.25%	05/15/2037	6,415	6,426,931
Series 2017, Ref. RB (Acquired 04/12/2017-09/08/2020; Cost $12,548,911)(l)	5.25%	05/15/2048	12,770	10,912,351
Illinois (State of) Finance Authority (Northshore Edward Elmhurst Health Credit Group); Series 2022, RB(g)(i)	5.00%	08/15/2051	25,000	25,358,253
Illinois (State of) Finance Authority (Northshore University Health); Series 2020, VRD RB(j)	0.95%	08/15/2049	20,000	20,000,000
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	66,640	48,990,496
Illinois (State of) Finance Authority (Social Bonds); Series 2021, Ref. RB	4.00%	11/01/2051	1,100	946,127
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	6,995	7,001,092
Series 2015, Ref. RB	6.38%	11/15/2043	10,700	10,706,009
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee); Series 2016 A, RB(a)	5.45%	01/01/2046	4,895	4,895,109
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2012 B, RB(e)	0.00%	12/15/2051	13,165	3,835,599
Series 2017 B, Ref. RB(e)	0.00%	12/15/2054	5,000	1,239,315
Malta (Village of), IL (Prairie Springs); Series 2006, RB(f)	5.75%	12/30/2049	1,800	432,000
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	15,000	15,114,987
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	1,018,051
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,055	1,074,689
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	$2,000	$2,000,401
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(m)	5.80%	03/01/2037	5,615	617,650
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(c)	5.75%	08/01/2042	1,945	1,946,490
Upper Illinois River Valley Development Authority; Series 2025, RB	7.00%	11/01/2060	10,000	9,933,514
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,826,162
Yorkville (United City of), IL (Cannonball/Beecher Road); Series 2007, RB	5.75%	03/01/2028	1,840	1,840,943
				361,594,791
Indiana–0.32%
Fort Wayne (City of), IN (Silver Birch of Fort Wayne); Series 2017, RB	5.35%	01/01/2038	4,665	4,565,902
Indiana (State of) Finance Authority; Series 2025, RB(a)	6.38%	10/15/2055	1,185	1,200,950
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(a)	5.90%	07/01/2038	1,000	1,000,338
Series 2018 A, Ref. RB(a)	6.00%	07/01/2048	2,750	2,742,715
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.63%	07/01/2050	2,250	2,222,620
Series 2025, RB	5.75%	07/01/2060	2,150	2,121,100
Indiana (State of) Finance Authority (University of Evansville); Series 2022 A, Ref. RB	5.25%	09/01/2044	6,465	6,518,252
Indianapolis Local Public Improvement Bond Bank (Convention Center Hotel); Series 2023 E, RB	6.00%	03/01/2053	2,000	2,096,219
				22,468,096
Iowa–0.58%
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2023, Ref. RB	7.50%	05/15/2053	3,000	3,333,983
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(a)	6.00%	11/01/2042	6,000	6,179,084
Iowa (State of) Tobacco Settlement Authority; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2065	213,120	31,633,679
				41,146,746
Kansas–0.29%
Manhattan (City of), KS; Series 2025 A, RB	5.50%	06/01/2055	1,500	1,521,418
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2019, Ref. RB	5.00%	05/15/2034	1,000	1,016,619
Series 2019, Ref. RB	5.00%	05/15/2050	1,915	1,651,628
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	11,000	10,683,544
Wyandotte County-Kansas City Unified Government;
Series 2026, RB(a)	4.75%	03/01/2041	1,700	1,706,124
Series 2026, RB(a)	5.50%	03/01/2046	3,660	3,671,069
				20,250,402
Kentucky–0.97%
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	5,395	5,401,819
Series 2016, Ref. RB	5.50%	02/01/2044	8,500	8,504,622
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities); Series 2021, Ref. RB	5.13%	07/01/2055	1,960	1,657,567
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2012, Ref. RB	5.38%	11/15/2042	2,300	2,072,032
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Homes of Kentucky, Inc.); Series 2012, Ref. RB	5.38%	11/15/2032	1,600	1,599,968
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green);
Series 2015, Ref. RB	5.50%	11/15/2035	1,200	1,200,255
Series 2015, Ref. RB	5.75%	11/15/2045	2,600	2,453,272
Series 2015, Ref. RB	5.75%	11/15/2050	4,650	4,170,768
Kentucky (Commonwealth of) Public Energy Authority; Series 2025 A, Ref. RB(b)	5.25%	12/01/2029	15,800	17,082,042
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing);
Series 2013 C, RB	6.60%	07/01/2039	9,000	10,440,016
Series 2013 C, RB	6.75%	07/01/2043	5,000	5,702,840
Series 2013 C, RB	6.88%	07/01/2046	7,000	7,927,695
				68,212,896
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–1.38%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	$2,425	$2,582,104
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority;
Series 2015 A, Ref. RB	6.00%	11/15/2030	2,250	2,252,379
Series 2015 A, Ref. RB	6.00%	11/15/2035	4,135	4,138,077
Series 2015 A, Ref. RB	6.25%	11/15/2045	7,735	7,736,218
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Assumption (Parish of), LA Gomesa); Series 2021, RB(a)	3.88%	11/01/2045	5,110	4,730,468
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Cameron (Parish of), LA Gomesa) (Green Bonds); Series 2018, RB(a)	5.65%	11/01/2037	2,680	2,825,413
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Lafourche (Parish of), LA Gomesa); Series 2019, RB(a)	3.95%	11/01/2043	3,415	3,323,987
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Livingston (Parish of), LA Gomesha) (Green Bonds); Series 2018, RB(a)	5.38%	11/01/2038	375	391,880
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Mary (Parish of), LA Gomesa); Series 2019, RB(a)	4.40%	11/01/2044	2,955	2,962,487
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Terrebonne (Parish of), LA Gomesa); Series 2018 A, RB(a)	5.50%	11/01/2039	1,145	1,197,428
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Vermilion (Parish of), LA Gomesha) (Green Bonds); Series 2019, RB(a)	4.63%	11/01/2038	1,280	1,313,441
Louisiana (State of) Public Facilities Authority (Acadiana Renaissance Charter Academy); Series 2025, RB(a)	6.15%	06/15/2055	4,500	4,622,248
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(c)	5.50%	09/01/2059	16,950	17,423,959
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation);
Series 2025, Ref. RB	5.50%	05/15/2050	3,050	3,300,668
Series 2025, Ref. RB	5.50%	05/15/2055	11,000	11,751,456
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(a)(b)(c)	6.50%	10/01/2028	4,500	4,752,397
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(a)	9.00%	12/01/2044	20,650	18,280,710
St. James (Parish of), LA (Nustar Logistics, L.P.); Series 2010 2, RB(a)	6.35%	07/01/2040	3,000	3,319,225
				96,904,545
Maryland–0.07%
Howard (County of), MD (Vantage House Facility); Series 2016, Ref. RB	5.00%	04/01/2046	2,710	2,571,439
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	2,100	2,108,892
				4,680,331
Massachusetts–0.97%
Collegiate Charter School of Lowell; Series 2019, RB	5.00%	06/15/2049	1,750	1,706,838
Massachusetts (Commonwealth of); Series 2025, RB(g)	5.00%	12/01/2052	30,000	31,584,036
Massachusetts (Commonwealth of) Development Finance Agency;
Series 2025, RB	5.25%	07/01/2045	2,465	2,583,972
Series 2025, RB	5.25%	07/01/2050	2,000	2,046,129
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center) (Green Bonds); Series 2015, RB	5.00%	07/01/2044	8,165	8,169,312
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	4,000	4,218,239
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.25%	07/01/2055	2,000	2,033,428
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(g)	5.50%	07/01/2032	5,015	6,034,027
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2057	10,210	10,002,295
				68,378,276
Michigan–1.28%
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,395	2,395,600
Series 2015, Ref. RB	5.75%	10/01/2045	3,500	3,367,449
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Ivywood Classical Academy;
Series 2023, RB	5.88%	01/01/2044	$1,970	$1,996,377
Series 2023, RB	6.00%	01/01/2054	3,885	3,811,065
Series 2023, RB	6.25%	01/01/2059	2,755	2,739,282
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo);
Series 2021, Ref. RB(a)	5.00%	08/15/2041	1,235	1,227,495
Series 2021, Ref. RB(a)	5.00%	08/15/2051	1,510	1,295,982
Series 2026, RB(a)	6.25%	08/15/2056	2,160	2,211,237
Michigan (State of); Series 2024, RB(g)	5.50%	11/15/2049	15,000	16,319,841
Michigan (State of) Finance Authority; Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2065	82,350	8,632,635
Michigan (State of) Finance Authority (Madison Academy); Series 2021, Ref. RB	5.00%	12/01/2046	1,295	1,165,997
Michigan (State of) Finance Authority (McLaren Health Care); Series 2019, RB	4.00%	02/15/2050	14,975	13,309,803
Michigan (State of) Housing Development Authority;
Series 2022, RB(g)(i)	5.10%	12/01/2037	10,000	10,811,325
Series 2022, RB(g)	5.20%	12/01/2040	4,425	4,649,939
Michigan (State of) Strategic Fund (Evangelical Homes); Series 2013, Ref. RB	5.50%	06/01/2047	5,970	4,837,728
Michigan (State of) Strategic Fund (Friendship Village of Kalamazoo); Series 2021, Ref. RB(a)	5.00%	08/15/2051	2,000	1,716,533
Michigan Strategic Fund;
Series 2016, RB(e)	0.00%	07/01/2036	1,970	439,310
Series 2016, RB	5.00%	07/01/2046	2,000	446,000
Series 2016, RB	5.00%	07/01/2051	3,080	686,840
Saline Economic Development Corp. (Evangelical Homes of Michigan); Series 2013, Ref. RB	5.50%	06/01/2047	6,735	5,457,638
Waterford Township Economic Development Corp.;
Series 2016 A, RB	5.00%	07/01/2036	4,550	1,014,650
Series 2016 A, RB	5.00%	07/01/2046	4,895	1,091,585
Series 2016 A, RB	5.00%	07/01/2051	2,795	623,285
				90,247,596
Minnesota–1.14%
Anoka (City of), MN (The Homestead at Anoka, Inc.); Series 2017, Ref. RB	5.50%	11/01/2046	3,700	3,634,508
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.25%	03/01/2054	1,000	988,921
Bethel (City of), MN (Spectrum High School); Series 2024, RB	5.00%	07/01/2059	4,500	4,255,596
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	2,565	2,619,726
Series 2025, RB	6.00%	05/01/2055	2,665	2,742,566
Series 2025, RB	6.00%	05/01/2060	2,400	2,447,748
Brooklyn Park (City of), MN (Prairie Seeds Academy);
Series 2024, Ref. RB	5.13%	06/15/2054	4,420	4,135,850
Series 2024, Ref. RB	5.25%	06/15/2064	2,100	1,947,020
Coon Rapids (City of), MN (Athlos Leadership Academy); Series 2025, Ref. RB	6.50%	06/15/2065	5,000	5,075,724
Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018 A, Ref. RB	5.00%	02/15/2053	3,000	3,015,350
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy); Series 2018, Ref. RB	5.00%	11/01/2048	2,000	1,631,286
Lakes Area Economic Development Authority; Series 2026, RB	5.88%	11/01/2062	1,250	1,254,865
Minneapolis (City of), MN (Riverton Community Housing); Series 2014, Ref. RB	5.50%	08/01/2049	5,600	5,599,895
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	6,000	6,004,027
Shakopee (City of), MN; Series 2025, Ref. RB	5.75%	11/01/2055	2,350	2,372,682
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $25,778,941)(a)(b)(l)(m)	6.00%	07/01/2027	25,779	2,577,894
St. Paul (City of), MN Housing & Redevelopment Authority (Higher Ground Academy); Series 2018, RB	5.13%	12/01/2049	7,560	7,367,402
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy);
Series 2016, Ref. RB	5.75%	09/01/2046	1,000	1,002,906
Series 2016, Ref. RB	6.00%	09/01/2051	3,550	3,559,176
St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2045	3,800	3,059,777
St. Paul (City of), MN Housing & Redevelopment Authority (Marian Center); Series 2007 A, Ref. RB	5.38%	05/01/2043	5,000	4,999,548
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
St. Paul (City of), MN Housing & Redevelopment Authority (Rossy & Richard Shaller Family Sholom East Campus);
Series 2018, Ref. RB	4.35%	10/01/2038	$1,185	$1,123,495
Series 2018, Ref. RB	4.65%	10/01/2048	1,500	1,259,147
Vadnais Heights (City of), MN (Agriculture & Food Sciences Academy);
Series 2018 A, Ref. RB	5.50%	12/01/2038	3,210	1,926,000
Series 2018 A, Ref. RB	5.88%	12/01/2048	4,500	2,700,000
Series 2018 A, Ref. RB	6.50%	12/01/2053	4,315	2,589,000
Series 2018 B, Ref. RB	6.75%	12/01/2026	230	138,000
				80,028,109
Mississippi–0.19%
Mississippi (State of) Development Bank (Hancock County Gomesa) (Green Bonds); Series 2019, RB(a)	4.55%	11/01/2039	1,585	1,619,712
Mississippi (State of) Development Bank (Jackson County Gomesa); Series 2021, RB(a)	3.63%	11/01/2036	800	789,720
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,683,142
				13,092,574
Missouri–1.39%
Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, RB(f)	5.50%	04/01/2027	4,906	1,373,672
Dardenne Town Square Transportation Development District; Series 2006 A, RB(n)	5.00%	05/01/2036	5,190	1,764,600
Grandview (City of), MO Industrial Development Authority (Grandview Crossing); Series 2006, RB(f)(n)	5.75%	12/01/2028	1,250	800,000
I-470 Western Gateway Transportation Development District;
Series 2019 A, RB(a)	5.25%	12/01/2048	6,415	6,422,432
Series 2019 B, RB(a)	7.75%	12/15/2048	3,853	3,860,662
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(a)	5.00%	06/01/2054	1,250	1,227,934
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2020, RB (INS - AGI)(c)(h)	4.00%	03/01/2057	750	661,369
Kansas City (City of), MO Industrial Development Authority (Northwoods Apartments); Series 2004 A, RB(c)	6.45%	05/01/2040	1,572	1,572,171
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2037	3,285	3,308,258
Series 2017 A, Ref. RB	5.25%	05/15/2042	2,000	2,002,953
Series 2017 A, Ref. RB	5.25%	05/15/2050	16,750	15,592,776
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group);
Series 2024 A, Ref. RB	5.25%	08/15/2044	270	278,293
Series 2024 A, Ref. RB	5.63%	08/15/2054	960	977,009
Liberty (City of), MO (Liberty Commons); Series 2015 A, RB(a)	6.00%	06/01/2046	6,170	6,164,805
Missouri (State of) Development Finance Board (St. Louis Zoo); Series 2022, RB(g)	5.13%	05/01/2052	10,005	10,418,836
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	1,250	1,259,283
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(a)	6.25%	10/01/2055	3,600	3,655,713
Missouri (State of) Health & Educational Facilities Authority (Truman Medical Center, Inc.); Series 2017 B, RB(a)	4.25%	12/01/2042	4,870	4,605,996
Missouri Development Finance Board; Series 2025, Ref. VRD RB(j)	0.90%	12/01/2037	15,000	15,000,000
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County);
Series 2018 A, RB	5.13%	09/01/2048	6,720	6,741,354
Series 2018 A, RB	5.13%	09/01/2049	6,475	6,487,337
Series 2018 A, RB	5.25%	09/01/2053	3,900	3,913,695
				98,089,148
Montana–0.11%
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	3,250	3,346,768
Kalispell (City of), MT (Immanuel Lutheran Corp.);
Series 2017, Ref. RB	5.25%	05/15/2037	1,000	1,008,829
Series 2017, Ref. RB	5.25%	05/15/2047	3,395	3,251,882
				7,607,479
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–0.27%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2042	$2,500	$2,723,796
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(g)	5.00%	02/01/2055	15,500	16,346,619
				19,070,415
Nevada–0.16%
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	485	487,486
Las Vegas (City of), NV Special Improvement District No. 613; Series 2024, RB	5.50%	12/01/2053	600	611,132
Nevada (State of) Department of Business & Industry (Fulcrum Sierra Biofuels, LLC) (Green Bonds); Series 2017, RB(a)(c)	6.25%	12/15/2037	781	8
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(a)(b)(c)	12.00%	11/02/2026	5,575	3,010,500
North Las Vegas (City of), NV Special Improvement District No. 66 (Villages at Tule Springs Village 1);
Series 2022, RB(a)	5.75%	06/01/2042	340	358,320
Series 2022, RB(a)	6.00%	06/01/2052	1,750	1,802,770
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor);
Series 2018 C, Ref. RB(a)(e)	0.00%	07/01/2058	22,500	3,589,510
Series 2018 D, Ref. RB(a)(e)	0.00%	07/01/2058	13,000	1,504,378
				11,364,104
New Hampshire–1.85%
New Hampshire (State of) Business Finance Authority;
Series 2025 A, RB(a)(e)	0.00%	02/01/2035	36,978	20,806,056
Series 2025 B-1, RB	5.15%	09/28/2037	1,000	1,036,562
Series 2025, RB(a)(e)	0.00%	12/15/2032	6,396	4,116,974
New Hampshire (State of) Business Finance Authority (Covanta); Series 2018 C, Ref. RB(a)(c)	4.88%	11/01/2042	7,500	7,055,987
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	12,355	12,236,240
Series 2025, RB	6.00%	08/01/2065	5,905	5,938,141
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2025, RB	4.17%	01/20/2041	4,960	5,016,904
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(a)(e)	0.00%	12/15/2033	10,985	6,940,066
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(a)(e)	0.00%	12/01/2031	24,331	17,011,400
New Hampshire (State of) Business Finance Authority (Social Certificates); Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	9,902	10,216,940
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(a)(e)	0.00%	04/01/2032	4,000	2,723,896
New Hampshire (State of) Business Finance Authority (The Wildflower Project); Series 2025, RB(a)(e)	0.00%	12/15/2033	4,457	2,748,199
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(a)(e)	0.00%	12/01/2034	38,000	21,153,851
New Hampshire (State of) Housing Finance Authority; Series 2026, RB(a)(e)	0.00%	12/01/2040	17,235	6,112,543
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(a)	5.63%	12/15/2033	4,455	4,624,516
Series 2024, RB(a)	6.25%	12/15/2038	2,145	2,288,767
				130,027,042
New Jersey–1.93%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds);
Series 2022, RB	6.00%	06/15/2047	1,425	1,493,146
Series 2022, RB	6.00%	06/15/2062	4,300	4,449,130
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	33,235	33,300,220
Series 2000 A, RB(c)	5.63%	11/15/2030	20,000	20,077,684
Series 2012, RB(c)	5.75%	09/15/2027	24,180	24,236,400
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(a)	7.00%	08/01/2054	7,265	7,273,253
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(c)	5.38%	01/01/2043	3,500	3,504,542
Series 2013, RB(c)	5.63%	01/01/2052	10,750	10,759,854
New Jersey (State of) Transportation Trust Fund Authority;
Series 2010 A, RB(e)	0.00%	12/15/2037	10,000	6,733,559
Series 2023, RB(g)(i)	5.25%	06/15/2050	12,000	12,736,303
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	$11,255	$11,151,738
				135,715,829
New Mexico–0.09%
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2039	1,225	1,234,176
Winrock Town Center Tax Increment Development District No. 1; Series 2020, RB(a)	8.00%	05/01/2040	5,453	5,462,510
				6,696,686
New York–12.36%
Amherst (Town of), NY Industrial Development Agency (Shaary Zedek); Series 2006 A, Ref. RB	7.00%	06/15/2036	1,420	1,421,163
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(e)	0.00%	07/15/2034	14,345	10,727,670
Series 2009, RB(e)	0.00%	07/15/2044	23,805	10,158,398
Broome County Local Development Corp. (Good Shepherd Village at Endwell); Series 2021, Ref. RB	4.00%	07/01/2047	1,160	1,017,142
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School);
Series 2017 A, RB	5.00%	08/01/2037	1,325	1,340,138
Series 2017 A, RB	5.00%	08/01/2047	4,290	4,280,892
Series 2017 A, RB	5.00%	08/01/2052	790	766,899
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(k)	5.50%	12/31/2040	13,140	13,229,582
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(a)	5.63%	07/01/2045	2,000	2,029,376
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2053	1,240	1,121,982
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(a)	4.00%	06/15/2041	1,310	1,204,005
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(a)	5.00%	06/15/2033	600	648,688
Series 2023, RB(a)	5.50%	06/15/2053	1,150	1,154,988
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	1,000	1,000,086
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB	4.00%	11/15/2053	27,500	23,999,220
Series 2020 D-1, RB	5.00%	11/15/2045	10,000	10,390,754
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,000	12,662,321
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(a)	5.00%	07/01/2054	4,235	3,932,767
Series 2024, RB(a)	5.00%	07/01/2059	2,610	2,396,370
Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	10,200	9,046,609
Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB(a)	6.00%	07/01/2057	2,000	2,011,239
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(e)(f)	0.00%	01/01/2058	30,886	0
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	10,390	8,223,052
Series 2006 A-3, RB	5.13%	06/01/2046	67,625	49,593,375
Series 2006 B, RB(e)	0.00%	06/01/2046	105,990	29,952,848
New York & New Jersey (States of) Port Authority; Ninety-Third Series 1994, RB	6.13%	06/01/2094	1,500	1,503,049
New York (City of), NY;
Series 2025, GO Bonds(g)(i)	5.25%	04/01/2054	15,000	15,791,007
Subseries 2023 B-1, GO Bonds(g)	5.25%	10/01/2047	10,000	10,594,452
New York (City of), NY Municipal Water Finance Authority;
Series 2024 AA, RB	5.25%	06/15/2053	4,000	4,256,494
Series 2025, RB(g)	5.00%	06/15/2051	25,000	25,950,878
Subseries 2023 AA-3, RB(g)	5.00%	06/15/2047	10,000	10,545,917
New York (City of), NY Transitional Finance Authority; Series 2022, RB(g)	5.25%	11/01/2048	12,500	13,303,776
New York (State of) Dormitory Authority; Series 2018 E, RB(g)	5.00%	03/15/2046	35,050	39,819,869
New York (State of) Dormitory Authority (Montefiore Obligated Group); Series 2020 A, Ref. RB (INS - AGI)(h)	3.00%	09/01/2050	14,775	10,601,657
New York (State of) Dormitory Authority (New School (The)); Series 2025 A, Ref. RB	4.25%	07/01/2050	4,500	4,199,312
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	15,000	13,481,801
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2057	15,000	14,110,452
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	5,000	4,715,904
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	30,000	27,438,600
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2016, RB(e)	0.00%	11/15/2049	13,390	4,515,567
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust IV;
Series 2005 F, RB(e)	0.00%	06/01/2060	$50,000	$2,444,090
Series 2010 A, RB(a)	6.25%	06/01/2041	5,992	5,959,829
New York Counties Tobacco Trust V;
Series 2005 S-2, RB(e)	0.00%	06/01/2050	45,500	7,102,354
Series 2005 S-3, RB(e)	0.00%	06/01/2055	268,000	22,899,287
New York Liberty Development Corp. (3 World Trade Center); Series 2014-3, Ref. RB(a)	7.25%	11/15/2044	46,500	46,610,019
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	9,130	6,986,493
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(h)	3.00%	11/15/2051	10,000	7,468,721
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	5,965	6,244,783
Series 2020, Ref. RB(c)	5.38%	08/01/2036	11,505	12,134,105
Series 2021, Ref. RB(c)	3.00%	08/01/2031	2,400	2,315,439
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(c)	4.38%	10/01/2045	15,920	15,362,697
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(c)	6.00%	06/30/2054	30,745	32,275,065
Series 2023, RB(c)	5.38%	06/30/2060	14,230	14,290,618
Series 2024, RB(c)	5.50%	06/30/2060	35,000	35,778,915
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds); Series 2023, RB (INS - BAM)(c)(h)	5.38%	06/30/2060	7,500	7,675,142
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(c)	5.25%	01/01/2050	13,695	13,699,918
Series 2023, RB(c)	5.63%	04/01/2040	18,500	19,809,351
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(c)(d)(h)	5.00%	12/31/2054	2,250	1,519,729
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(c)(h)	5.25%	12/31/2054	3,840	3,944,851
Series 2024, Ref. RB(c)	5.50%	12/31/2060	10,000	10,258,903
Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(c)	4.75%	11/01/2042	5,285	4,900,229
Rockland Tobacco Asset Securitization Corp.; Series 2005 C, RB(a)(e)	0.00%	08/15/2060	368,350	27,657,523
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.75%	12/01/2044	8,800	9,090,767
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(m)	5.00%	07/01/2027	1,985	397,000
Series 2013 A, RB(m)	5.00%	07/01/2038	5,700	1,140,000
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2021 A, RB	4.00%	11/15/2056	10,000	9,186,535
Series 2022 A, Ref. RB	5.00%	05/15/2057	11,490	11,884,842
Series 2025, RB(g)(i)	5.25%	05/15/2057	20,000	21,118,190
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	9,325	8,670,187
Series 2016 B, Ref. RB	5.00%	06/01/2048	23,395	21,564,124
Ulster County Capital Resource Corp.; Series 2025, RB(a)	5.88%	09/15/2059	2,000	2,022,414
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(c)	7.00%	06/01/2046	51,990	54,136,943
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	0	415
Westchester County Local Development Corp.;
Series 2025, RB	7.50%	11/01/2055	6,000	6,746,687
Series 2026, RB(a)	6.50%	12/01/2065	1,250	1,288,890
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(a)	5.00%	07/01/2041	5,000	5,131,897
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.13%	06/01/2051	9,405	8,147,018
				871,002,269
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.09%
North Carolina (State of) Medical Care Commission (Salemtowne Project);
Series 2018 A, RB	5.00%	10/01/2038	$1,485	$1,505,827
Series 2018 A, RB	5.00%	10/01/2048	5,055	4,698,384
				6,204,211
North Dakota–0.28%
Grand Forks (City of), ND (Altru Health System);
Series 2021, Ref. RB	4.00%	12/01/2046	9,395	8,265,456
Series 2021, Ref. RB	4.00%	12/01/2051	11,845	9,868,836
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	5.00%	05/01/2050	1,500	1,507,809
				19,642,101
Ohio–3.43%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	3.00%	06/01/2048	11,000	7,994,561
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	63,005	52,106,584
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	47,430	3,691,553
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2024, Ref. RB(a)	5.88%	01/01/2049	1,350	1,363,595
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(a)	7.00%	11/15/2048	7,360	7,603,279
Cleveland (City of), OH (Continental Airlines, Inc.); Series 1998, RB(c)	5.38%	09/15/2027	4,190	4,198,567
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(a)	5.00%	06/01/2028	2,295	2,341,213
Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.25%	02/15/2047	5,500	5,481,955
Dayton-Montgomery County Port Authority (Dayton Regional Stem Schools, Inc.);
Series 2024, RB	5.00%	12/01/2054	800	794,524
Series 2024, RB	5.00%	12/01/2060	1,100	1,083,766
Franklin (County of), OH (Wesley Communities);
Series 2020, Ref. RB	5.25%	11/15/2040	1,000	1,028,033
Series 2020, Ref. RB	5.25%	11/15/2055	7,425	6,991,968
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center); Series 2019, RB	5.00%	12/01/2051	2,500	2,477,489
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.); Series 2024, Ref. RB	5.00%	12/01/2063	18,625	19,078,169
Greene (County of), OH Port Authority (Community First Solutions Obligated Group);
Series 2024, RB	5.00%	05/15/2055	2,435	2,390,460
Series 2024, RB	5.00%	05/15/2059	4,040	3,937,182
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.50%	01/01/2050	1,900	1,963,123
Hamilton (County of), OH (UC Health);
Series 2020, RB	4.00%	09/15/2050	19,100	15,929,650
Series 2025 A, Ref. RB	5.50%	08/01/2051	2,500	2,577,640
Marion (County of), OH (United Church Homes, Inc.); Series 2019, Ref. RB	5.13%	12/01/2049	3,545	2,748,443
Montgomery (County of), OH (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2045	14,245	12,723,701
Montgomery (County of), OH (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $4,695,340)(a)(l)(m)	6.00%	04/01/2038	5,771	72,136
Series 2018 A, RB (Acquired 04/01/2020-09/14/2020; Cost $936,226)(a)(l)(m)	6.25%	04/01/2049	1,679	20,986
Muskingum (County of), OH (Genesis Healthcare System);
Series 2013, RB	5.00%	02/15/2044	11,930	11,931,578
Series 2013, RB	5.00%	02/15/2048	15,710	15,328,759
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(a)(c)	5.00%	07/01/2049	4,900	4,570,672
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	1,300	1,304,193
Series 2025, RB	5.50%	10/01/2057	1,800	1,791,753
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,535	1,515,488
Ohio (State of) Housing Finance Agency;
Series 2025, RB(a)	8.75%	01/01/2034	900	910,126
Series 2025, RB(a)	8.75%	01/01/2039	1,000	1,013,642
Series 2025, RB(a)	6.25%	01/01/2045	2,865	3,014,552
Series 2025, RB(a)	6.25%	01/01/2045	2,970	3,125,033
Series 2025, RB(a)	6.25%	01/01/2045	2,360	2,483,191
Series 2025, RB(a)	6.38%	01/01/2045	2,810	2,976,267
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(a)	6.00%	01/01/2045	$2,000	$2,054,599
Ohio State University (The) (Green Bonds); Series 2021 A, GO Bonds (INS - AGI)(g)(h)	5.50%	11/01/2059	10,000	10,441,260
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	5,000	4,999,774
University of Cincinnati; Series 2025, RB(g)	5.25%	06/01/2054	15,000	15,789,746
				241,849,210
Oklahoma–1.69%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	2,645	2,486,629
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(a)	6.25%	06/15/2054	3,325	3,281,653
Series 2024, RB(a)	6.50%	06/15/2064	4,275	4,293,993
Oklahoma (State of) Capitol Improvement Authority; Series 2025, RB(g)	5.25%	07/01/2055	17,500	18,684,906
Oklahoma (State of) Development Finance Authority (Sommerset); Series 2015, RB	5.00%	07/01/2035	1,700	1,700,540
Payne (County of), OK Economic Development Authority (Epworth Living at the Ranch);
Series 2016 A, RB(m)	6.88%	11/01/2046	2,469	15,060
Series 2016 A, RB(m)	6.63%	11/30/2049	1,164	7,104
Series 2016 A, RB(m)	7.00%	11/01/2051	2,429	14,817
Series 2016 B-1, RB(m)	5.25%	11/30/2049	1,664	10,148
Tulsa (City of), OK Airports Improvement Trust;
Series 2000 A, Ref. RB(c)	5.50%	06/01/2035	18,625	18,672,393
Series 2001 B, Ref. RB(c)	5.50%	12/01/2035	15,000	15,037,352
Series 2001 C, Ref. RB(c)	5.50%	12/01/2035	47,625	47,743,591
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.);
Series 2025, Ref. RB(c)	6.25%	12/01/2035	4,000	4,706,123
Series 2025, Ref. RB(c)	6.25%	12/01/2040	2,000	2,277,778
				118,932,087
Oregon–0.66%
Oregon (State of) Facilities Authority (Legacy Health); Series 2016 A, Ref. RB	4.00%	06/01/2046	16,025	14,783,952
Oregon Health & Science University (Green Bonds); Series 2021 A, Ref. RB	3.00%	07/01/2051	10,000	7,233,156
Portland (Port of), OR (Green Bonds); Twenty Ninth Series 2023, RB(c)	5.50%	07/01/2048	10,000	10,652,416
Umatilla County School District No. 6R Umatilla; Series 2023 B, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2053	10,000	2,547,388
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2043	5,000	2,279,261
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2045	2,500	993,548
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2047	2,500	865,993
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	2,035	1,888,777
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	2,670	2,478,149
Series 2021 A, Ref. RB	5.00%	11/15/2051	3,475	3,075,577
				46,798,217
Pennsylvania–1.62%
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport); Series 2021 A, RB(c)	5.00%	01/01/2051	10,000	10,123,260
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(a)	6.00%	05/01/2042	4,610	4,899,299
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(a)	6.00%	05/01/2042	1,320	1,377,061
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,750	1,770,686
Series 2018, Ref. RB	5.00%	12/01/2043	4,800	4,794,651
Series 2019, RB	5.00%	12/01/2054	2,000	1,781,100
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	3,465	3,017,492
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group); Series 2014 A, RB	7.50%	02/01/2044	1	298
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(c)	5.50%	11/01/2044	4,000	4,002,741
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.25%	06/30/2053	$11,000	$11,193,783
Series 2022, RB(c)	6.00%	06/30/2061	18,500	19,677,862
Series 2022, RB (INS - AGI)(c)(h)	5.75%	12/31/2062	13,000	13,725,891
Philadelphia (City of), PA Authority for Industrial Development (Alliance for Progress Charter School, Inc.); Series 2019 A, RB	5.00%	06/15/2049	3,275	3,019,591
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School);
Series 2016 A, Ref. RB	5.25%	08/01/2046	2,560	2,562,760
Series 2016 A, Ref. RB	5.38%	08/01/2051	3,950	3,951,608
Philadelphia (City of), PA Authority for Industrial Development (MaST II Charter School); Series 2016 B, RB	5.63%	08/01/2036	30	30,152
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	18,625	19,467,193
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group);
Series 2017, Ref. RB	5.00%	07/01/2037	6,120	6,157,384
Series 2017, Ref. RB	5.00%	07/01/2049	2,930	2,714,971
				114,267,783
Puerto Rico–5.42%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	16,770	17,045,202
Series 2002, RB	5.63%	05/15/2043	5,415	5,498,048
Series 2005 A, RB(e)	0.00%	05/15/2050	344,980	72,671,831
Series 2008 B, RB(e)	0.00%	05/15/2057	784,260	24,526,085
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	24,758	24,029,456
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	19,150	17,289,545
Subseries 2022, RN(e)	0.00%	11/01/2043	2,115	1,446,032
Subseries 2022, RN(e)	0.00%	11/01/2051	5,926	4,111,486
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(m)	5.00%	07/01/2026	6,685	4,462,237
Series 2007 TT, RB(m)	5.00%	07/01/2027	2,350	1,568,625
Series 2007 UU, Ref. RB (3 mo. Term SOFR + 0.68%)(m)(o)	3.93%	07/01/2026	4,250	2,836,875
Series 2007 UU, Ref. RB (3 mo. USD LIBOR + 0.70%)(e)(m)(o)	0.00%	07/01/2031	2,050	1,368,375
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	15,785	16,143,987
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2032	9,305	9,549,581
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2033	4,380	4,489,178
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2035	6,080	6,233,961
Series 2008 WW, RB(m)	5.25%	07/01/2033	2,200	1,468,500
Series 2010 AAA, RB(m)	5.25%	07/01/2026	840	560,700
Series 2010 AAA, RB(m)	5.25%	07/01/2031	1,350	901,125
Series 2010 CCC, RB(m)	5.00%	07/01/2026	325	216,938
Series 2010 CCC, RB(m)	5.00%	07/01/2028	960	640,800
Series 2010 CCC, RB(m)	5.25%	07/01/2028	7,600	5,073,000
Series 2010 EEE, RB(m)	6.05%	07/01/2032	895	597,413
Series 2010 XX, RB(m)	4.63%	07/01/2026	620	413,850
Series 2010 XX, RB(m)	5.25%	07/01/2026	385	256,988
Series 2010 XX, RB(m)	5.25%	07/01/2035	6,799	4,538,332
Series 2010 YY, RB(m)	6.13%	07/01/2040	1,200	801,000
Series 2010 ZZ, Ref. RB(m)	4.63%	07/01/2026	640	427,200
Series 2010 ZZ, Ref. RB(m)	5.00%	07/01/2026	340	226,950
Series 2010 ZZ, Ref. RB(m)	5.00%	07/01/2026	435	290,363
Series 2010 ZZ, Ref. RB(m)	5.25%	07/01/2026	875	584,063
Series 2010 ZZ, Ref. RB(m)	5.25%	07/01/2026	65	43,388
Series 2010 ZZ, Ref. RB(m)	5.00%	07/01/2028	310	206,925
Series 2012 A, RB(m)	4.80%	07/01/2029	2,260	1,508,550
Series 2012 A, RB(m)	5.00%	07/01/2029	3,535	2,359,612
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Series 2013 A, RB(m)	7.25%	07/01/2030	$2,120	$1,415,100
Series 2013 A, RB(m)	7.00%	07/01/2033	4,030	2,690,025
Series 2013 A, RB(m)	7.00%	07/01/2040	2,675	1,785,562
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 04/30/2019-04/01/2025; Cost $1,941,812)(l)	6.63%	01/01/2027	1,827	1,826,947
Series 2023 A, RB (Acquired 04/30/2019-01/08/2020; Cost $14,997,024)(l)	6.63%	01/01/2028	13,222	13,245,901
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2033	11,463	8,913,740
Series 2018 A-1, RB(e)	0.00%	07/01/2046	30,515	10,976,451
Series 2018 A-1, RB(e)	0.00%	07/01/2051	149,221	39,261,149
Series 2018 A-1, RB	4.75%	07/01/2053	32,479	31,670,918
Series 2019 A-2, RB	4.33%	07/01/2040	31,401	31,465,950
Series 2019 A-2, RB	4.54%	07/01/2053	314	294,620
Series 2019 A-2, RB	4.78%	07/01/2058	4,223	4,091,717
				382,024,281
Rhode Island–0.02%
Rhode Island Health & Educational Building Corp.; Series 2025 A, RB (INS - AGI)(h)	5.00%	07/01/2045	1,500	1,549,949
Tobacco Settlement Financing Corp.; Series 2015 B, Ref. RB	5.00%	06/01/2050	30	29,998
				1,579,947
South Carolina–0.56%
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	9,350	9,583,890
South Carolina (State of) Jobs-Economic Development Authority (Bishop Gadsden Episcopal); Series 2025, RB	5.38%	04/01/2056	1,000	1,011,944
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project); Series 2024, RB(a)	6.50%	06/15/2054	3,420	3,454,683
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy Project); Series 2018 A, RB(a)	5.75%	06/15/2049	2,000	1,898,365
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2043	1,000	919,820
Series 2013, RB	5.13%	05/01/2048	2,000	1,741,828
Series 2017, Ref. RB	5.00%	05/01/2042	250	234,709
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(a)	5.00%	06/15/2054	2,375	2,196,186
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	1,000	1,006,007
South Carolina (State of) Jobs-Economic Development Authority (South Carolina Episcopal Home at Still Hopes); Series 2018 A, Ref. RB	5.00%	04/01/2048	1,085	1,049,703
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2025 A, RB	5.63%	10/01/2050	700	708,932
Series 2025 A, RB	5.63%	10/01/2060	500	501,137
South Carolina (State of) Jobs-Economic Development Authority (Midlands Stem Chartered School); Series 2025, RB(a)	5.25%	06/15/2034	3,150	3,136,377
South Carolina (State of) Public Service Authority; Series 2025 A, RB (INS - AGI)(h)	5.00%	12/01/2055	3,000	3,114,955
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	7,070	7,473,083
South Carolina Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.80%	12/01/2050	1,150	1,175,837
				39,207,456
Tennessee–1.19%
Bristol (City of), TN Industrial Development Board (Pinnacle); Series 2016, RB	5.63%	06/01/2035	13,000	11,452,896
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee);
Series 2024 A-1, RB (INS - BAM)(h)	5.00%	07/01/2064	4,000	4,063,386
Series 2024 B-1, RB (INS - BAM)(h)	5.13%	07/01/2054	2,500	2,578,398
Series 2024 B-1, RB (INS - BAM)(h)	5.25%	07/01/2064	6,110	6,358,025
Memphis (City of) & Shelby (County of), TN Economic Development Growth Engine Industrial Development Board (Graceland);
Series 2017 A, Ref. RB	5.50%	07/01/2037	250	190,736
Series 2017 A, Ref. RB	5.63%	01/01/2046	750	514,115
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Trousdale Foundation Properties);
Series 2018 A, RB (Acquired 08/29/2018; Cost $11,574,346)(a)(l)(m)	6.00%	04/01/2038	$11,808	$147,596
Series 2018 A, RB (Acquired 08/29/2018-09/14/2020; Cost $10,148,228)(a)(l)(m)	6.25%	04/01/2049	15,399	192,495
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(a)	5.50%	09/01/2047	15,000	12,934,412
Series 2016 A, Ref. RB(a)	5.00%	09/01/2031	750	711,283
Tennessee (State of) School Bond Authority;
Series 2022 A, RB (CEP - Colorado Higher Education Intercept Program)(g)	5.00%	11/01/2052	30,000	31,420,416
Series 2022, RB (CEP - Colorado Higher Education Intercept Program)(g)	5.00%	11/01/2047	12,835	13,624,644
				84,188,402
Texas–8.87%
Anna (City of), TX; Series 2025, RB	5.20%	09/15/2045	1,000	1,017,621
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(a)	4.88%	06/15/2054	1,100	1,013,838
Series 2024, RB(a)	4.88%	06/15/2059	1,000	913,387
Series 2024, RB(a)	5.00%	06/15/2064	1,200	1,100,822
Series 2025, Ref. RB(a)	5.75%	06/15/2055	2,000	2,035,265
Series 2025, Ref. RB(a)	5.88%	06/15/2065	2,250	2,293,048
Arlington Higher Education Finance Corp. (Cypress Christian School);
Series 2024, RB(a)	5.75%	06/01/2043	1,500	1,548,854
Series 2024, RB(a)	6.00%	06/01/2053	1,250	1,261,315
Arlington Higher Education Finance Corp. (Great Hearts America - Texas);
Series 2024, RB	4.75%	08/15/2044	1,000	974,401
Series 2024, RB	5.00%	08/15/2049	1,180	1,140,325
Series 2024, RB	5.00%	08/15/2054	1,330	1,262,120
Arlington Higher Education Finance Corp. (Legacy Traditional Schools);
Series 2021, Ref. RB	4.38%	02/15/2051	8,025	5,894,191
Series 2021, Ref. RB	4.50%	02/15/2056	3,000	2,178,781
Series 2022, RB(a)	6.50%	02/15/2057	6,000	5,889,587
Arlington Higher Education Finance Corp. (Newman International Academy);
Series 2021, RB	5.00%	08/15/2041	775	639,788
Series 2021, RB	5.00%	08/15/2051	5,370	3,764,794
Arlington Higher Education Finance Corp. (Odyssey Academy, Inc.);
Series 2023 A, RB(a)	6.00%	02/15/2043	3,825	3,618,466
Series 2023 A, RB(a)	6.13%	02/15/2053	5,000	4,389,131
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(a)	5.38%	12/31/2045	1,100	1,112,960
Austin (City of), TX; Series 2023, Ref. RB	5.00%	11/15/2048	3,900	4,113,007
Birdville Independent School District; Series 2023, GO Bonds (INS - BAM)(h)	4.00%	02/15/2048	11,440	11,004,028
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC);
Series 2019 A, RB (Acquired 04/12/2023; Cost $154,557)(a)(c)(l)(m)	9.00%	03/01/2039	152	7,600
Series 2019, RB (Acquired 11/13/2019; Cost $716,000)(c)(l)(m)	7.00%	03/01/2039	716	35,800
Series 2019, RB (Acquired 03/16/2020-08/04/2023; Cost $243,819)(a)(c)(l)(m)	9.00%	03/01/2039	235	11,750
Brooks Development Authority; Series 2025, Ref. RB(a)	5.13%	08/15/2036	3,655	3,698,644
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(a)(c)	3.63%	07/01/2026	15,120	14,946,088
Celina (City of), TX (The Laskes at Mustang Ranch Public Improvement Phases #8-9); Series 2025, RB(a)	5.50%	09/01/2045	300	305,057
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2024, RB	5.25%	11/01/2048	10,000	10,833,795
El Paso (City of), TX; Series 2022 A, RB (INS - BAM)(h)	4.00%	03/01/2048	9,950	9,525,346
Grand Parkway Transportation Corp.; Series 2013 B, RB	5.85%	10/01/2048	17,000	17,911,460
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2016, Ref. RB	5.00%	01/01/2048	4,280	4,237,470
Harris County Hospital District; Series 2025, GO Bonds(g)	5.50%	02/15/2050	12,500	13,700,986
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(c)	4.00%	07/15/2041	13,745	13,010,225
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E);
Series 2014, Ref. RB(c)	5.00%	07/01/2029	11,985	12,006,235
Series 2021 A, RB(c)	4.00%	07/01/2041	2,500	2,366,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lamar Consolidated Independent School District;
Series 2023, GO Bonds	4.00%	02/15/2048	$25,000	$24,012,792
Series 2025, GO Bonds (INS - AGI)(g)(h)	5.50%	02/15/2058	30,000	32,053,008
Lower Colorado River Authority; Series 2025, RB(a)	5.25%	05/15/2053	10,000	10,602,514
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2023, Ref. RB (INS - AGI)(g)(h)	5.25%	05/15/2053	10,000	10,602,514
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(a)	5.75%	09/15/2045	740	770,377
Mesquite (City of), TX; Series 2025, RB	5.50%	09/01/2045	1,050	1,070,929
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.25%	10/01/2045	3,000	3,155,839
Series 2025 A, RB	6.50%	10/01/2055	7,790	8,084,276
Series 2025 A, RB	6.50%	10/01/2060	8,115	8,400,619
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 C, RB(m)	5.00%	07/01/2037	1,610	483,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $285,000)(l)(m)	7.50%	11/15/2037	285	285,000
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,390,000)(l)(m)	7.50%	11/15/2036	2,390	2,390,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $7,844,246)(l)(m)	2.00%	11/15/2061	7,844	3,373,183
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	20,530	20,056,940
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	7,790	7,795,035
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.38%	11/15/2036	1,365	1,358,009
Series 2016 A, RB	5.50%	11/15/2046	4,475	4,030,489
Series 2016 A, RB	5.50%	11/15/2052	850	727,771
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The)); Series 2022 A, RB	6.88%	10/01/2057	500	519,328
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	3,000	3,021,570
Series 2018, Ref. RB	5.25%	10/01/2049	12,840	12,374,328
Series 2020, RB	5.25%	10/01/2055	2,105	1,980,084
Newark High Education Finance Corp. (Hughen Center, Inc.); Series 2022 A, RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	500	512,585
North Texas Tollway Authority; Series 2011 B, RB(b)(e)(p)	0.00%	09/01/2031	15,500	8,542,620
Port Beaumont Navigation District (Jefferson Gulf Coast Energy); Series 2024, RB(a)(c)	5.25%	01/01/2054	2,000	1,931,005
Princeton (City of), TX (Eastridge Public Improvement District); Series 2025, RB(a)	5.63%	09/01/2055	700	705,124
Princeton (City of), TX (Westridge Public Improvement District); Series 2025, RB(a)	5.63%	09/01/2055	685	691,269
San Antonio (City of), TX; Series 2023 A, Ref. RB(g)	5.50%	02/01/2050	10,000	10,887,735
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.00%	10/01/2050	1,200	1,156,280
Series 2025, RB	5.50%	10/01/2055	1,815	1,831,925
Seagoville (City of), TX; Series 2025, RB(a)	5.75%	09/15/2045	625	649,072
Tarrant (County of), TX Hospital District; Series 2023, GO Bonds	4.25%	08/15/2053	5,000	4,766,616
Tarrant County Cultural Education Facilities Finance Corp.;
Series 2008, Ref. VRD RB (LOC - TD Bank, N.A.)(j)(k)	1.05%	10/01/2041	30,000	30,000,000
Series 2017, RB	6.00%	02/15/2037	100	81,250
Series 2017, RB	6.13%	02/15/2048	110	89,375
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health); Series 2022, RB(g)	5.00%	11/15/2051	15,000	15,495,453
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.00%	11/15/2027	1,950	1,990,734
Series 2017, RB	6.75%	11/15/2047	13,125	13,242,614
Series 2017, RB	6.75%	11/15/2052	965	972,072
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(m)	5.75%	02/15/2029	1,600	1,300,000
Series 2009 A, RB(m)	8.00%	02/15/2038	15,135	12,297,187
Series 2017 A, RB(m)	6.38%	02/15/2048	27,110	22,026,875
Series 2017 A, RB(m)	6.38%	02/15/2052	25,055	20,357,187
Series 2017, RB(m)	6.38%	02/15/2041	8,755	7,113,438
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2022 A, RB	4.00%	07/01/2053	4,345	3,859,407
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center); Series 2025, Ref. RB	4.13%	12/01/2054	$5,800	$5,313,128
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	3,545	3,587,069
Series 2020, Ref. RB	6.75%	11/15/2051	13,625	12,984,253
Series 2020, Ref. RB	6.88%	11/15/2055	4,000	3,847,063
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way (The)); Series 2024 A, RB	5.75%	12/01/2054	13,447	11,802,389
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project); Series 2024, Ref. RB	5.00%	10/01/2049	1,000	1,007,128
Texas (State of) Transportation Commission;
Series 2019, RB(e)	0.00%	08/01/2046	1,760	651,084
Series 2019, RB(e)	0.00%	08/01/2047	2,625	920,855
Series 2019, RB(e)	0.00%	08/01/2048	2,775	922,131
Series 2019, RB(e)	0.00%	08/01/2049	2,605	819,875
Series 2019, RB(e)	0.00%	08/01/2050	3,740	1,113,258
Series 2019, RB(e)	0.00%	08/01/2051	6,000	1,689,181
Series 2019, RB(e)	0.00%	08/01/2053	1,000	252,016
Texas (State of) Water Development Board;
Series 2022, RB(g)	4.80%	10/15/2052	33,000	35,542,523
Series 2022, RB(g)	5.00%	10/15/2057	3,500	3,979,472
Series 2023 A, RB	4.88%	10/15/2048	10,000	10,378,819
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2023, RB(c)	5.50%	12/31/2058	10,000	10,385,135
Texas Transportation Finance Corp.; Series 2025, RB(g)	5.50%	10/01/2055	16,250	17,766,838
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	55	55,011
Tuloso-Midway Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(g)	5.25%	08/15/2050	12,600	13,521,951
Waco (City of), TX; Series 2023 A, Ctfs. Of Obligations	4.00%	02/01/2053	8,660	8,065,266
Walnut Creek Special Utility District; Series 2023, RB (INS - AGI)(h)	4.75%	01/10/2054	2,800	2,802,895
				624,817,528
Utah–2.10%
Auto Mall & Retail Public Infrastructure District; Series 2023 B, GO Bonds(a)	9.75%	03/15/2053	2,065	2,100,374
Black Desert Public Infrastructure District;
Series 2021 A, GO Bonds(a)	4.00%	03/01/2051	3,900	3,197,199
Series 2021 B, GO Bonds(a)	7.38%	09/15/2051	5,500	5,034,880
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(a)	5.88%	12/01/2054	4,250	4,406,711
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	7.50%	03/01/2055	1,800	1,794,035
Downtown East Streetcar Sewer Public Infrastructure District; Series 2022 B, GO Bonds(a)	9.00%	03/15/2053	1,239	1,239,473
Downtown Revitalization Public Infrastructure District (SEG Redevelopment);
Series 2025, RB (INS - AGI)(h)	5.50%	06/01/2050	4,500	4,938,853
Series 2025, RB (INS - AGI)(h)	5.50%	06/01/2055	10,000	10,834,363
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(a)	5.63%	12/01/2053	2,800	2,705,693
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.63%	03/01/2054	2,375	2,450,246
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(a)	5.63%	12/01/2043	4,625	4,770,347
Jepson Canyon Public Infrastructure District No. 1;
Series 2022 A, GO Bonds(a)	5.13%	03/01/2051	3,280	2,651,130
Series 2022 B, GO Bonds(a)	8.00%	03/15/2051	579	536,926
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(a)	7.88%	03/15/2055	2,400	2,452,926
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(a)	6.25%	06/01/2055	1,000	1,054,354
Series 2025, GO Bonds(a)	8.50%	06/15/2055	1,500	1,545,554
Mida Mountain Village Public Infrastructure District;
Series 2020 A, RB(a)	4.50%	08/01/2040	1,205	1,225,153
Series 2020 A, RB(a)	5.00%	08/01/2050	6,500	6,479,614
Series 2024-2, RB(a)	5.75%	06/15/2044	1,000	1,044,912
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	$2,000	$1,997,568
Series 2024 A-2, GO Bonds(d)	7.00%	03/01/2055	1,060	687,174
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	1,000	1,024,777
Olympia Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.38%	03/01/2055	1,485	1,533,774
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	3,380	3,380,801
Series 2024 A-2, GO Bonds(a)(d)	7.00%	03/01/2055	1,615	982,605
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	881	888,675
Panorama Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(a)	6.25%	03/01/2055	2,000	2,028,568
Series 2025 B, GO Bonds(a)	8.63%	03/15/2055	621	624,564
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	5,950	6,215,908
Series 2025 A-2, RB	6.63%	03/01/2055	1,000	818,839
Series 2025, RB	8.50%	03/15/2055	6,600	6,728,144
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(a)	4.38%	02/01/2051	1,100	881,473
Series 2021 B, GO Bonds(a)	7.38%	08/15/2051	600	515,660
Salt Lake City (City of), UT; Series 2017 A, RB(c)(g)(i)	5.00%	07/01/2047	15,000	15,105,330
Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2021 A, RB(c)(g)(i)	5.00%	07/01/2051	11,675	11,859,605
Soleil Hills Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	8.00%	03/15/2055	835	844,678
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah); Series 2022, RB(a)	5.00%	06/15/2052	9,640	8,244,356
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(a)	5.00%	06/15/2050	3,000	2,748,943
Utah (State of) Charter School Finance Authority (Scholar Academy); Series 2018 A, RB(a)(b)	6.00%	10/15/2028	4,195	4,119,809
Utah (State of) Charter School Finance Authority (Utah County Academy of Sciences);
Series 2018 A, RB(a)(b)	5.75%	07/15/2028	3,720	3,720,594
Series 2018, RB(a)	4.65%	07/15/2033	500	500,115
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(a)	6.25%	12/01/2054	5,612	5,769,077
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(a)	7.00%	12/01/2042	5,630	4,788,030
Wood Ranch Public Infrastructure District; Series 2024, RB(a)	5.63%	12/01/2053	1,247	1,265,084
				147,736,894
Virgin Islands–0.14%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(a)	6.00%	04/01/2053	7,550	7,620,276
Virgin Islands Hotel Development Financing Corp.; Series 2026, RB	6.00%	12/01/2055	2,250	2,259,376
				9,879,652
Virginia–1.33%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	4,430	4,434,440
Series 2016 A-2, RB(d)	7.13%	03/01/2059	10,634	9,913,909
Powhatan County Economic Development Authority; Series 2025, RB(a)	6.13%	09/01/2060	7,475	7,541,614
Tobacco Settlement Financing Corp.;
Series 2007 B-1, RB	5.00%	06/01/2047	21,035	17,861,090
Series 2007 B-2, RB	5.20%	06/01/2046	3,000	2,659,223
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(c)	5.00%	12/31/2052	9,150	9,096,651
Series 2017, RB(c)	5.00%	12/31/2056	8,000	7,887,399
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2044	1,960	1,970,951
Series 2023, RB	7.00%	09/01/2059	11,000	12,074,682
Virginia Commonwealth University Health System Authority; Series 2024 B, Ref. VRD RB (LOC - TD Bank, N.A.)(j)(k)	1.05%	07/01/2037	20,000	20,000,000
				93,439,959
Washington–1.38%
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2058	16,500	16,523,833
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(c)	5.63%	12/01/2040	$3,500	$3,636,933
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(a)(h)	5.25%	07/01/2055	1,800	1,850,918
Series 2025, RB (INS - BAM)(a)(h)	5.25%	07/01/2064	22,185	22,658,492
Series 2025, Ref. RB	6.25%	01/01/2056	2,000	2,011,656
Series 2025, Ref. RB	6.25%	01/01/2061	6,600	6,613,451
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	700	678,738
Series 2016 A, Ref. RB(a)	5.00%	07/01/2051	7,100	6,607,911
Series 2024, RB(a)	6.00%	07/01/2059	2,750	2,829,463
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.);
Series 2016 A, Ref. RB(a)	5.00%	01/01/2031	1,500	1,516,545
Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	8,700	8,455,037
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016 A, Ref. RB(a)	5.00%	01/01/2051	8,165	7,589,174
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	5,265	5,229,625
Series 2024-2, RB	4.22%	03/01/2050	8,739	8,843,604
Washington (State of) Housing Finance Commission (Spokane International Academy); Series 2021 A, RB(a)	5.00%	07/01/2056	2,260	1,942,904
				96,988,284
West Virginia–1.30%
Harrison (County of), WV Commission (Charles Pointe No. 2);
Series 2008 A, Ref. RB	7.00%	06/01/2035	2,950	2,956,905
Series 2013, Ref. RB(a)(m)	7.00%	06/01/2035	1,000	500,000
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(a)(f)(m)	5.75%	06/01/2042	14,980	11,416,069
Series 2019 B, Ref. RB(a)(f)(m)	7.50%	06/01/2042	5,285	3,708,586
Huntington (City of), WV (Downtown Project No. 3);
Series 2024 A, Ref. RB	5.00%	06/01/2039	365	376,549
Series 2024 A, Ref. RB	5.50%	06/01/2049	450	453,188
Huntington (City of), WV (Kinetic Park Project No. 3);
Series 2024, Ref. RB	5.13%	06/01/2039	445	463,152
Series 2024, Ref. RB	5.63%	05/01/2050	480	482,885
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre); Series 2023, Ref. RB(a)	6.00%	06/01/2053	1,755	1,852,249
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(a)	5.75%	06/01/2043	7,000	7,095,588
Series 2020, Ref. RB(a)	7.50%	06/01/2043	12,965	13,773,840
Series 2021 A, Ref. RB(a)	4.13%	06/01/2043	2,770	2,613,079
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	2,250	2,466,537
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(a)(c)(l)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(a)(c)(l)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(a)	8.50%	12/01/2043	16,000	13,378,184
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB(a)(c)(m)	7.25%	02/01/2036	10,965	39,474
Series 2018, RB(a)(c)(m)	8.75%	02/01/2036	5,500	1,320,000
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group);
Series 2023 B, RB	6.00%	09/01/2048	3,000	3,276,455
Series 2023 B, RB	6.00%	09/01/2053	5,000	5,393,111
				91,365,851
Wisconsin–6.28%
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(h)	0.00%	12/15/2060	6,005	1,052,060
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
29
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	$8,385	$8,834,247
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2037	5,820	3,974,652
Series 2017, Ref. RB	5.00%	08/01/2039	2,355	1,541,874
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,950	4,029,477
Series 2019, Ref. RB	5.00%	11/01/2046	2,500	2,389,544
Series 2019, Ref. RB	5.00%	11/01/2054	10,000	9,102,934
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	6.00%	11/15/2045	2,000	2,024,552
Series 2025 A, Ref. RB	6.25%	11/15/2055	3,265	3,288,919
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.);
Series 2026, Ref. RB	5.00%	12/01/2045	2,555	2,724,215
Series 2026, Ref. RB	5.00%	12/01/2046	2,235	2,352,294
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.75%	05/01/2039	4,260	4,260,565
Wisconsin (State of) Public Finance Authority;
Series 2019, Ref. RB(a)	5.00%	09/01/2054	1,360	1,262,394
Series 2023 A, Ref. RB(a)	6.25%	10/01/2053	1,000	1,026,423
Series 2023 B, RB(a)(e)	0.00%	07/01/2062	17,585	14,375,737
Series 2023, RB(a)	6.88%	07/01/2053	1,350	1,379,571
Series 2023, RB(a)	7.00%	07/01/2058	1,000	1,021,864
Series 2023, RB	5.75%	07/01/2062	17,470	18,190,484
Series 2025 A, RB(a)	6.75%	12/01/2065	2,135	2,202,849
Series 2025, RB(a)(e)	0.00%	12/15/2032	5,250	3,461,834
Series 2025, RB(a)(e)	0.00%	12/15/2039	3,690	1,540,317
Series 2025, RB(a)(e)	0.00%	12/15/2041	14,000	5,209,739
Series 2025, RB(a)	7.00%	07/01/2055	3,000	3,042,533
Series 2025, RB(a)	6.00%	06/01/2060	1,000	998,372
Series 2025, RB(c)	5.75%	06/30/2060	20,000	20,968,218
Series 2025, RB(c)	6.50%	06/30/2060	8,000	8,910,117
Series 2025, RB(c)	5.75%	12/31/2065	22,000	23,031,763
Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	3,825	3,918,312
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(a)	6.25%	06/01/2052	7,500	7,530,498
Wisconsin (State of) Public Finance Authority (Alabama Proton Therapy Center);
Series 2017 A, RB (Acquired 12/01/2017-11/16/2020; Cost $3,537,989)(a)(l)(m)	6.25%	10/01/2031	3,475	347,500
Series 2017 A, RB (Acquired 12/01/2017-01/13/2021; Cost $25,904,213)(a)(l)(m)	6.85%	10/01/2047	25,735	2,573,500
Series 2017 A, RB (Acquired 12/06/2017-10/08/2019; Cost $1,304,321)(a)(l)(m)	7.00%	10/01/2047	1,250	125,000
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(a)(e)	0.00%	12/15/2038	21,000	9,832,618
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(a)(m)	6.25%	08/01/2027	1,550	1,131,500
Series 2017, RB(a)(m)	6.75%	08/01/2031	15,590	10,913,000
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(a)(e)	0.00%	12/15/2037	3,883	2,017,405
Wisconsin (State of) Public Finance Authority (Ascend Leadership Academy);
Series 2021 A, RB(a)	5.00%	06/15/2051	2,000	1,686,631
Series 2021 A, RB(a)	5.00%	06/15/2056	1,400	1,155,039
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(a)	5.13%	06/01/2048	10,500	9,923,475
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(e)	0.00%	02/01/2031	13,095	9,340,197
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(e)	0.00%	12/15/2033	6,917	4,253,676
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings); Series 2025, Ref. RB	5.50%	06/01/2055	600	610,759
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(a)	5.88%	06/15/2054	750	751,814
Wisconsin (State of) Public Finance Authority (Coral Academy of Science Reno); Series 2019, Ref. RB(a)	5.00%	06/01/2050	2,660	2,333,007
Wisconsin (State of) Public Finance Authority (Cross Creek Public Improvement District); Series 2019, RB(a)	5.75%	10/01/2053	5,600	5,675,562
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
30
Invesco High Yield Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Delray Beach Radiation Therapy Center);
Series 2017 A, RB (Acquired 04/03/2017; Cost $2,525,000)(a)(l)(m)	6.25%	11/01/2028	$2,525	$883,750
Series 2017 A, RB (Acquired 04/03/2017-01/13/2021; Cost $34,467,094)(a)(l)(m)	6.85%	11/01/2046	34,350	12,022,500
Series 2017 B, RB (Acquired 01/23/2018; Cost $8,349,668)(a)(l)(m)	8.50%	11/01/2046	8,000	4,000
Wisconsin (State of) Public Finance Authority (Explore Academy Rio Rancho); Series 2025 A, RB(a)	6.75%	07/01/2045	4,270	4,382,324
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2018 A, RB(a)	6.13%	02/01/2048	6,595	6,594,788
Series 2020 A, RB(a)	6.13%	02/01/2050	3,305	3,304,707
Series 2022 A, RB(a)	6.13%	02/01/2050	3,580	3,579,654
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.);
Series 2019 A, RB	5.50%	12/01/2038	3,592	3,591,994
Series 2019 A, RB	5.75%	12/01/2048	6,863	6,862,511
Wisconsin (State of) Public Finance Authority (Grand Hyatt San Antonio); Series 2022 B, RB(a)	5.63%	02/01/2046	3,500	3,624,891
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(a)(e)	0.00%	09/01/2029	1,875	1,451,855
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(a)	5.25%	06/15/2049	5,775	5,432,508
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center);
Series 2018 A-1, RB(a)(m)	6.25%	01/01/2038	11,000	4,950,000
Series 2018 A-1, RB(a)(m)	6.38%	01/01/2048	16,520	7,434,000
Wisconsin (State of) Public Finance Authority (Mary’s Woods at Marylhurst);
Series 2017 A, Ref. RB(a)	5.25%	05/15/2047	2,240	2,242,111
Series 2017 A, Ref. RB(a)	5.25%	05/15/2052	2,300	2,254,241
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(a)	5.00%	12/15/2054	8,225	7,717,356
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(a)	5.00%	06/01/2041	3,450	3,531,246
Wisconsin (State of) Public Finance Authority (Million Air Two LLC General Aviation Facilities);
Series 2017 A, RB(c)	7.25%	06/01/2035	11,065	11,662,080
Series 2017, Ref. RB(a)(c)	7.13%	06/01/2041	9,840	10,250,286
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(a)(e)	0.00%	12/15/2039	26,132	9,425,695
Wisconsin (State of) Public Finance Authority (New Plan Learning, Inc.); Series 2021 A, Ref. RB	5.00%	07/01/2041	7,415	7,284,029
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(a)(e)	0.00%	12/15/2030	4,180	3,183,202
Wisconsin (State of) Public Finance Authority (Pinecrest Academy of Nevada - Sloan Canyon Campus); Series 2024, Ref. RB(a)	4.50%	07/15/2053	1,000	885,495
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.35%	12/01/2045	33,765	34,184,625
Wisconsin (State of) Public Finance Authority (Proton International);
Series 2021 A, RB(a)	6.50%	01/01/2041	10,000	7,353,919
Series 2021 A, RB(a)	6.85%	01/01/2051	11,110	7,607,603
Wisconsin (State of) Public Finance Authority (Quality Education Academy);
Series 2023, RB(a)	6.25%	07/15/2053	160	165,643
Series 2023, RB(a)	6.50%	07/15/2063	1,675	1,745,325
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.88%	04/01/2045	5,000	5,001,159
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(a)	5.00%	10/01/2053	8,350	7,954,423
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(a)(e)	0.00%	12/15/2034	4,250	2,528,959
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(a)	5.00%	06/15/2052	2,790	2,534,813
Series 2022, RB(a)	5.00%	06/15/2062	9,000	7,925,388
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	4.00%	10/01/2049	1,250	1,096,101
Wisconsin (State of) Public Finance Authority (WFCS Portfolio);
Series 2021 A-1, RB(a)	5.00%	01/01/2056	5,020	4,339,648
Series 2021, RB(a)(e)	0.00%	01/01/2061	42,310	3,637,238
Wisconsin (State of) Public Finance Authority (WhiteStone);
Series 2017, Ref. RB(a)	5.00%	03/01/2052	2,300	2,051,819
Series 2020, RB(a)	5.25%	03/01/2055	6,000	5,509,318
				442,508,245
Total Municipal Obligations (Cost $7,668,273,459)				7,391,705,039
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
31
Invesco High Yield Municipal Fund

			Shares	Value
Exchange-Traded Funds–0.67%
Invesco Intermediate Municipal ETF(q)			407,600	$21,417,342
Invesco Rochester High Yield Municipal ETF(q)			503,177	25,898,520
Total Exchange-Traded Funds (Cost $46,568,857)				47,315,862
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.21%
Texas–0.21%
AM BidCo Holdings LLC(f)	3.65%	10/21/2027	$14,552	14,551,682
Buckingham Senior Living Community, Inc. Class 2025(a)(f)	12.00%	03/31/2026	300	300,000
Total U.S. Dollar Denominated Bonds & Notes (Cost $14,851,681)				14,851,682
			Shares
Common Stocks & Other Equity Interests–0.12%
AM BidCo Holdings LLC(f)			799	8,031,412
BL Train Holdings West LLC; Wts. expiring 12/01/2025(f)			294,270	441,405
Total Common Stocks & Other Equity Interests (Cost $7,988,100)				8,472,817

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $16)(f)			323,055	0
TOTAL INVESTMENTS IN SECURITIES(r)–105.92% (Cost $7,737,682,113)				7,462,345,400
FLOATING RATE NOTE OBLIGATIONS–(8.78)%
Notes with interest and fee rates ranging from 2.27% to 2.55% at 02/28/2026 and contractual maturities of collateral ranging from 07/01/2032 to 11/01/2059 (See Note 1K)(s)				(618,745,000)
OTHER ASSETS LESS LIABILITIES–2.86%				201,633,895
NET ASSETS–100.00%				$7,045,234,295
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LIBOR	– London Interbank Offered Rate
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
32
Invesco High Yield Municipal Fund

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $1,806,330,606, which represented 25.64% of the Fund’s Net Assets.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Zero coupon bond issued at a discount.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $235,280,495. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Restricted security. The aggregate value of these securities at February 28, 2026 was $117,619,416, which represented 1.67% of the Fund’s Net Assets.
(m)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $215,971,338, which represented 3.07% of the Fund’s Net Assets.

(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(p)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$-	$21,032,821	$-	$384,521	$-	$21,417,342	$234,040
Invesco Rochester High Yield Municipal ETF*	877,166	24,665,018	-	357,928	-	25,898,520	480,977
Total	$877,166	$45,697,839	$-	$742,449	$-	$47,315,862	$715,017

*	Includes return of capital distribution.

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $870,535,276 are held by TOB Trusts and serve as collateral for the $618,745,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,600	June-2026	$(182,100,000)	$(200,114)	$(200,114)

(a)	Futures contracts collateralized by $3,000,000 cash held with Goldman Sachs International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
33
Invesco High Yield Municipal Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $7,691,113,256)	$7,415,029,538
Investments in affiliates, at value (Cost $46,568,857)	47,315,862
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	3,000,000
Cash	140,583,478
Receivable for:
Investments sold	44,055,372
Fund shares sold	2,130,388
Interest	189,829,283
Investments matured, at value (Cost $59,526,553)	46,061,722
Investment for trustee deferred compensation and retirement plans	712,560
Other assets	2,962,525
Total assets	7,891,680,728
Liabilities:
Floating rate note obligations	618,745,000
Other investments:
Variation margin payable — futures contracts	3,200,150
Payable for:
Investments purchased	202,270,358
Dividends	14,459,279
Fund shares reacquired	4,830,496
Accrued fees to affiliates	1,839,578
Accrued interest expense	61,601
Accrued trustees’ and officers’ fees and benefits	6,394
Accrued other operating expenses	295,931
Trustee deferred compensation and retirement plans	737,646
Total liabilities	846,446,433
Net assets applicable to shares outstanding	$7,045,234,295
Net assets consist of:
Shares of beneficial interest	$8,713,463,948
Distributable earnings (loss)	(1,668,229,653)
$7,045,234,295
Net Assets:
Class A	$4,295,475,119
Class C	$172,246,364
Class Y	$1,814,907,192
Class R5	$28,424
Class R6	$762,577,196
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	512,835,117
Class C	20,625,064
Class Y	216,387,789
Class R5	3,392
Class R6	91,135,754
Class A:
Net asset value per share	$8.38
Maximum offering price per share (Net asset value of $8.38 ÷ 95.75%)	$8.75
Class C:
Net asset value and offering price per share	$8.35
Class Y:
Net asset value and offering price per share	$8.39
Class R5:
Net asset value and offering price per share	$8.38
Class R6:
Net asset value and offering price per share	$8.37
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
34
Invesco High Yield Municipal Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$448,818,748
Dividends from affiliates	715,017
Total investment income	449,533,765
Expenses:
Advisory fees	35,748,290
Administrative services fees	1,002,758
Custodian fees	43,782
Distribution fees:
Class A	10,892,883
Class C	1,930,149
Interest, facilities and maintenance fees	30,878,508
Transfer agent fees — A, C and Y	4,014,671
Transfer agent fees — R5	4
Transfer agent fees — R6	113,839
Trustees’ and officers’ fees and benefits	76,770
Registration and filing fees	250,199
Reports to shareholders	262,833
Professional services fees	1,008,699
Other	99,002
Total expenses	86,322,387
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(29,640)
Net expenses	86,292,747
Net investment income	363,241,018
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(16,421,195))	(117,315,066)
Futures contracts	1,344,584
(115,970,482)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(75,645,802)
Affiliated investment securities	742,449
Futures contracts	(200,114)
(75,103,467)
Net realized and unrealized gain (loss)	(191,073,949)
Net increase in net assets resulting from operations	$172,167,069
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
35
Invesco High Yield Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$363,241,018	$368,787,987
Net realized gain (loss)	(115,970,482)	(114,131,436)
Change in net unrealized appreciation (depreciation)	(75,103,467)	219,265,023
Net increase in net assets resulting from operations	172,167,069	473,921,574
Distributions to shareholders from distributable earnings:
Class A	(234,160,991)	(250,780,685)
Class C	(8,994,446)	(11,641,634)
Class Y	(99,738,990)	(103,183,150)
Class R5	(1,548)	(1,055)
Class R6	(41,898,707)	(42,208,729)
Total distributions from distributable earnings	(384,794,682)	(407,815,253)
Share transactions–net:
Class A	(409,979,088)	(141,245,343)
Class C	(53,634,752)	(57,993,939)
Class Y	(227,749)	(57,994,307)
Class R5	10,000	(21,825)
Class R6	(37,698,930)	58,401,767
Net increase (decrease) in net assets resulting from share transactions	(501,530,519)	(198,853,647)
Net increase (decrease) in net assets	(714,158,132)	(132,747,326)
Net assets:
Beginning of year	7,759,392,427	7,892,139,753
End of year	$7,045,234,295	$7,759,392,427
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
36
Invesco High Yield Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total Return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$8.61	$0.42	$(0.21)	$0.21	$(0.44)	$8.38	2.70%	$4,295,475	1.28%	1.28%	0.85%	5.09%	26%
Year ended 02/28/25	8.54	0.40	0.11	0.51	(0.44)	8.61	6.16	4,836,462	1.38	1.38	0.89	4.67	20
Year ended 02/29/24	8.55	0.40	0.02	0.42	(0.43)	8.54	5.15	4,933,882	1.54	1.54	0.91	4.70	25
Year ended 02/28/23	9.94	0.41	(1.39)	(0.98)	(0.41)	8.55	(9.91)	4,873,987	1.39	1.39	0.86	4.63	27
Year ended 02/28/22	10.19	0.39	(0.23)	0.16	(0.41)	9.94	1.44	6,253,279	0.98	0.98	0.86	3.76	17
Class C
Year ended 02/28/26	8.58	0.36	(0.21)	0.15	(0.38)	8.35	1.94 (d)	172,246	2.02 (d)	2.02 (d)	1.59 (d)	4.35 (d)	26
Year ended 02/28/25	8.51	0.34	0.11	0.45	(0.38)	8.58	5.38 (d)	233,044	2.12 (d)	2.12 (d)	1.63 (d)	3.93 (d)	20
Year ended 02/29/24	8.52	0.33	0.03	0.36	(0.37)	8.51	4.37	288,720	2.29	2.29	1.66	3.95	25
Year ended 02/28/23	9.91	0.35	(1.40)	(1.05)	(0.34)	8.52	(10.60)(d)	346,859	2.13 (d)	2.13 (d)	1.59 (d)	3.89 (d)	27
Year ended 02/28/22	10.15	0.31	(0.22)	0.09	(0.33)	9.91	0.78 (d)	530,125	1.71 (d)	1.71 (d)	1.59 (d)	3.03 (d)	17
Class Y
Year ended 02/28/26	8.62	0.44	(0.20)	0.24	(0.47)	8.39	2.96	1,814,907	1.03	1.03	0.60	5.34	26
Year ended 02/28/25	8.55	0.42	0.12	0.54	(0.47)	8.62	6.43	1,865,782	1.13	1.13	0.64	4.92	20
Year ended 02/29/24	8.56	0.42	0.02	0.44	(0.45)	8.55	5.41	1,909,686	1.29	1.29	0.66	4.95	25
Year ended 02/28/23	9.96	0.44	(1.41)	(0.97)	(0.43)	8.56	(9.75)	2,023,124	1.14	1.14	0.61	4.88	27
Year ended 02/28/22	10.21	0.42	(0.24)	0.18	(0.43)	9.96	1.70	2,780,042	0.73	0.73	0.61	4.01	17
Class R5
Year ended 02/28/26	8.61	0.44	(0.20)	0.24	(0.47)	8.38	3.00	28	0.99	0.99	0.56	5.38	26
Year ended 02/28/25	8.54	0.43	0.11	0.54	(0.47)	8.61	6.45	19	1.10	1.10	0.61	4.95	20
Year ended 02/29/24	8.55	0.42	0.02	0.44	(0.45)	8.54	5.40	40	1.28	1.28	0.65	4.96	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.43)	8.55	(9.61)	46	1.17	1.17	0.63	4.85	27
Year ended 02/28/22	10.18	0.41	(0.23)	0.18	(0.43)	9.93	1.67	158	0.76	0.76	0.64	3.98	17
Class R6
Year ended 02/28/26	8.60	0.44	(0.20)	0.24	(0.47)	8.37	3.00	762,577	0.99	0.99	0.56	5.38	26
Year ended 02/28/25	8.53	0.43	0.11	0.54	(0.47)	8.60	6.48	824,085	1.07	1.07	0.58	4.98	20
Year ended 02/29/24	8.54	0.42	0.03	0.45	(0.46)	8.53	5.46	759,812	1.25	1.25	0.62	4.99	25
Year ended 02/28/23	9.93	0.44	(1.39)	(0.95)	(0.44)	8.54	(9.65)	659,186	1.09	1.09	0.56	4.93	27
Year ended 02/28/22	10.18	0.42	(0.23)	0.19	(0.44)	9.93	1.75	800,984	0.68	0.68	0.56	4.06	17

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99%, 0.99%, 0.99% and 0.98% for the years ended February 28, 2026, 2025, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
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Invesco High Yield Municipal Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco High Yield Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek federal tax-exempt current income and taxable capital appreciation.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
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Invesco High Yield Municipal Fund

C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB
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Invesco High Yield Municipal Fund

transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
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Invesco High Yield Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $300 million	0.600%
Next $300 million	0.550%
Over $600 million	0.500%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.51%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $23,349.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted distribution and service plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $199,911 in front-end sales commissions from the sale of Class A shares and $333,691 and $14,672 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
41
Invesco High Yield Municipal Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$7,369,086,865	$22,618,174	$7,391,705,039
Exchange-Traded Funds	47,315,862	—	—	47,315,862
U.S. Dollar Denominated Bonds & Notes	—	—	14,851,682	14,851,682
Common Stocks & Other Equity Interests	—	—	8,472,817	8,472,817
Preferred Stocks	—	—	0	0
Total Investments in Securities	47,315,862	7,369,086,865	45,942,673	7,462,345,400
Other Investments - Assets*
Investments Matured	—	44,963,259	1,098,463	46,061,722
Other Investments - Liabilities*
Futures Contracts	(200,114)	—	—	(200,114)
Total Other Investments	(200,114)	44,963,259	1,098,463	45,861,608
Total Investments	$47,115,748	$7,414,050,124	$47,041,136	$7,508,207,008

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(200,114)
Derivatives not subject to master netting agreements	200,114
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$1,344,584
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(200,114)
Total	$1,144,470
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$105,515,270

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $552,661,939 and securities sales of $729,378,103, which resulted in net realized gains (losses) of $(16,421,195).
42
Invesco High Yield Municipal Fund

NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,291.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $1,620,822 with an average interest rate of 4.39%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2026 were $721,089,615 and 3.67%, respectively.
NOTE 9—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$12,465,890	$6,811,837
Ordinary income-tax-exempt	372,328,792	401,003,416
Total distributions	$384,794,682	$407,815,253

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$57,386,930
Net unrealized appreciation (depreciation) — investments	(353,288,121)
Temporary book/tax differences	(381,129)
Capital loss carryforward	(1,371,947,333)
Shares of beneficial interest	8,713,463,948
Total net assets	$7,045,234,295
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$513,616,537	$858,330,796	$1,371,947,333
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
43
Invesco High Yield Municipal Fund

NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $1,914,273,268 and $2,858,532,721, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$306,380,035
Aggregate unrealized (depreciation) of investments	(659,668,156)
Net unrealized appreciation (depreciation) of investments	$(353,288,121)
Cost of investments for tax purposes is $7,861,495,129.
NOTE 11—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $27,462,766 and undistributed net realized gain (loss) was decreased by $27,462,766. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 12—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	174,806,517	$1,441,312,676	156,277,325	$1,336,564,249
Class C	5,433,540	44,674,543	4,363,345	37,382,710
Class Y	106,928,686	879,503,487	68,965,308	592,910,368
Class R5	1,201	10,000	-	-
Class R6	32,561,241	268,577,813	38,083,775	327,069,333
Issued as reinvestment of dividends:
Class A	16,340,702	134,881,206	15,999,582	137,333,193
Class C	739,857	6,090,318	918,330	7,849,962
Class Y	6,175,479	51,055,078	6,130,673	52,674,851
Class R6	3,278,470	27,029,457	3,360,337	28,795,681
Automatic conversion of Class C shares to Class A shares:
Class A	5,492,800	45,194,488	5,616,825	48,438,376
Class C	(5,508,208)	(45,194,488)	(5,635,697)	(48,438,376)
Reacquired:
Class A	(245,604,100)	(2,031,367,458)	(193,801,712)	(1,663,581,161)
Class C	(7,192,360)	(59,205,125)	(6,412,258)	(54,788,235)
Class Y	(113,145,179)	(930,786,314)	(81,959,667)	(703,579,526)
Class R5	-	-	(2,544)	(21,825)
Class R6	(40,538,435)	(333,306,200)	(34,693,498)	(297,463,247)
Net increase (decrease) in share activity	(60,229,789)	$(501,530,519)	(22,789,876)	$(198,853,647)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 62% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44
Invesco High Yield Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco High Yield Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco High Yield Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, agent banks and brokers; when replies were not received from agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
45
Invesco High Yield Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	96.76%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
46
Invesco High Yield Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
47
Invesco High Yield Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-HYM-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Intermediate Term Municipal Income Fund
Nasdaq:
A: VKLMX ■ C: VKLCX ■ Y: VKLIX ■ R6: VKLSX

2	Schedule of Investments
25	Financial Statements
28	Financial Highlights
29	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Tax Information
37	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.75%
Alabama–2.52%
Alabama (State of) Port Authority; Series 2017 A, Ref. RB (INS - AGI)(a)(b)	5.00%	10/01/2033	$3,500	$3,589,990
Baldwin (County of), AL Industrial Development Authority; Series 2025, RB(a)(c)(d)	5.00%	06/01/2032	3,000	3,142,384
Baldwin (County of), AL Industrial Development Authority; Series 2025, RB(a)(c)(d)	4.63%	06/01/2032	4,500	4,624,482
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 B, RB	5.00%	07/01/2035	2,345	2,453,810
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.50%	06/01/2030	2,000	2,005,650
Black Belt Energy Gas District (Gas); Series 2025 G, RB	5.00%	10/01/2035	10,000	10,935,023
Black Belt Energy Gas District (The);
Series 2023 A, RB(d)	5.25%	10/01/2030	5,000	5,418,926
Series 2023 B, RB(d)	5.25%	12/01/2030	3,000	3,286,317
Series 2024 B, RB(d)	5.00%	09/01/2032	5,000	5,458,107
Southeast Energy Authority A Cooperative District (No. 1); Series 2021 A, RB(d)	4.00%	10/01/2028	1,700	1,752,119
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	10,000	10,763,462
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	2,000	2,176,946
				55,607,216
Alaska–0.77%
Alaska (State of) Municipal Bond Bank Authority; Series 2015-3, Ref. RB	5.25%	10/01/2036	150	150,300
Alaska Housing Finance Corp.; Series 2009 D, VRD RB(e)	1.83%	12/01/2040	10,000	10,000,000
Alaska Housing Finance Corp. (General Mortgage); Series 2025, RB	6.00%	12/01/2054	4,825	5,382,146
Alaska Housing Finance Corp. (Veterans Mortgage); First Series 2025, RB (CEP - GNMA)	4.65%	12/01/2042	1,350	1,411,883
				16,944,329
Arizona–2.63%
Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	2,535	2,588,605
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(c)	5.63%	07/01/2048	2,000	2,002,300
Series 2019, RB(c)	5.00%	07/01/2039	1,000	1,013,571
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 D, Ref. RB(c)	5.00%	07/01/2037	630	634,577
Arizona (State of) Industrial Development Authority (Linder Village); Series 2020, RB(c)	5.00%	06/01/2031	8,535	8,783,668
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(c)	5.75%	07/15/2038	1,810	1,818,562
Chandler (City of), AZ Industrial Development Authority (Intel Corp.);
Series 2007, RB(a)(d)	4.10%	06/15/2028	7,500	7,645,814
Series 2019, RB(a)(d)	4.00%	06/01/2029	2,250	2,315,389
Series 2022, RB(a)(d)	5.00%	09/01/2027	4,945	5,050,345
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2028	2,105	2,059,117
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools); Series 2018 A, RB	5.00%	02/15/2038	1,200	1,223,602
Maricopa (County of), AZ Industrial Development Authority (Commercial Metals Co.); Series 2022, RB(a)(c)	4.00%	10/15/2047	10,000	8,868,264
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona); Series 2017 C, RB (CEP - Ohio School District)	5.00%	07/01/2037	315	320,567
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools); Series 2023, RB(c)	5.25%	07/01/2033	1,450	1,483,054
Maricopa County Pollution Control Corp. (Southern California Edison); Series 2000, Ref. RB	2.40%	06/01/2035	2,000	1,786,674
Navajo (Nation of); Series 2015 A-144A, Ref. RB(c)	5.50%	12/01/2030	725	726,070
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies);
Series 2016, Ref. RB	5.00%	07/01/2036	2,000	2,004,509
Series 2016, Ref. RB	5.00%	07/01/2046	1,225	1,225,121
Phoenix-Mesa Gateway Airport Authority (Mesa); Series 2012, RB(a)	5.00%	07/01/2038	145	145,188
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(c)	5.00%	09/01/2026	25	25,087
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy);
Series 2015, Ref. RB(c)	5.38%	06/15/2035	1,360	1,360,963
Series 2021, RB(c)	4.00%	06/15/2041	740	657,805
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(c)	5.00%	07/01/2033	$2,245	$2,246,023
University of Arizona Board of Regents (Arizona Biomedical Research Collaborative Building); Series 2006, COP (INS - AMBAC)(b)	4.50%	06/01/2031	20	20,027
Westpark Community Facility District; Series 2016, Ref. GO Bonds	5.00%	07/15/2032	2,000	2,013,683
				58,018,585
Arkansas–0.14%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(a)	5.70%	05/01/2053	2,500	2,556,460
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2028	530	530,905
				3,087,365
California–5.50%
Adelanto Public Utility Authority (Utility System);
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2028	315	327,610
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2029	300	312,003
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	325	337,896
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2031	310	322,101
Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2032	310	321,853
Atwater (City of), CA; Series 2017 A, Ref. RB (INS - AGI)(b)	5.00%	05/01/2033	100	102,873
California (State of);
Series 2020, GO Bonds	4.00%	03/01/2036	4,190	4,419,185
Series 2020, Ref. GO Bonds(d)(f)	4.00%	03/01/2030	195	210,723
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2023, RB(d)	5.25%	04/01/2030	1,275	1,375,592
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023 C, RB(d)	5.25%	10/01/2031	4,250	4,569,705
California (State of) County Tobacco Securitization Agency;
Series 2020 A, Ref. RB	5.00%	06/01/2032	385	409,639
Series 2020 A, Ref. RB	5.00%	06/01/2033	900	952,714
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	2,220	2,236,915
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,000	1,783,651
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	4.00%	06/01/2049	1,380	1,230,060
California (State of) Health Facilities Financing Authority (Episcopal Communities & Services); Series 2024 A, RB	3.85%	11/15/2027	1,850	1,850,823
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2014 B, RB	5.00%	10/01/2044	10,100	10,107,945
California (State of) Health Facilities Financing Authority (Providence ST. Joseph Health); Series 2025, RB(d)	5.25%	10/01/2035	3,000	3,521,286
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	4,868	5,178,028
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(c)(d)	12.00%	11/02/2026	2,885	1,557,900
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	875	875,229
California (State of) Municipal Finance Authority (Harbor Regional Center); Series 2015, Ref. RB	5.00%	11/01/2032	1,000	1,001,612
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(a)(c)	5.00%	07/01/2027	2,765	2,780,691
Series 2012, RB(a)(c)	5.00%	07/01/2037	1,825	1,831,976
Series 2012, RB(a)(c)	5.00%	11/21/2045	5,000	5,006,477
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(c)	5.00%	11/21/2045	4,750	4,848,426
California (State of) Public Finance Authority (Enso Village) (Green Bonds); Series 2021, RB(c)	5.00%	11/15/2036	1,660	1,712,377
California (State of) Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2033	1,000	1,009,025
California (State of) School Finance Authority (KIPP LA); Series 2017 A, RB(c)	5.00%	07/01/2037	350	355,593
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2017 A, Ref. RB(c)	5.00%	11/01/2032	1,135	1,159,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2029	$3,525	$3,529,696
Series 2016 A, RB(c)	5.00%	12/01/2046	9,175	9,182,174
Series 2018 A, RB(c)	5.25%	12/01/2038	1,000	1,034,662
California (State of) Statewide Communities Development Authority (Southern California Edison Company); Series 2006 D, Ref. RB	4.50%	11/01/2033	2,730	2,927,637
Central Valley Energy Authority; Series 2026, RB	5.00%	08/01/2034	1,000	1,100,393
Golden State Tobacco Securitization Corp.; Series 2005 A, RB(f)(g)	0.00%	06/01/2028	55	52,435
Inglewood Unified School District; Series 2019 C, GO Bonds (INS - BAM)(b)	4.00%	08/01/2039	1,000	1,009,673
Lancaster (City of), CA Redevelopment Agency Successor Agency (Redevelopment Areas); Series 2017, Ref. RB (INS - AGI)(b)	4.00%	08/01/2039	3,400	3,408,547
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2025, Ref. RB(a)	5.25%	05/15/2040	5,000	5,753,272
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(a)	5.25%	05/15/2038	3,565	3,722,468
M-S-R Energy Authority; Series 2009 C, RB	7.00%	11/01/2034	1,500	1,863,962
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,140	1,124,437
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2028	1,000	1,001,445
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2029	4,605	4,613,887
Series 2016, Ref. RB	5.00%	11/01/2031	545	545,436
Series 2016, Ref. RB	5.00%	11/01/2036	1,250	1,250,924
Series 2016, Ref. RB	5.00%	11/01/2039	1,525	1,511,374
Redwood City (City of), CA (Redwood Shores Community Facilities District No. 99-1 - Shores Transportation Improvement); Series 2012, Ref. RB	5.00%	09/01/2026	495	495,805
Riverside (City of), CA (Riverwalk Assessment District); Series 2011, Ref. RB	5.25%	09/02/2026	400	405,386
Roseville Joint Union High School District; Series 2018, GO Bonds (INS - BAM)(b)(g)	0.00%	08/01/2043	1,360	617,506
San Diego (County of), CA Regional Airport Authority;
Series 2017 B, Ref. RB(a)	5.00%	07/01/2042	475	482,364
Series 2021 B, RB(a)	4.00%	07/01/2040	3,000	3,056,284
Series 2021 B, RB(a)	4.00%	07/01/2046	1,970	1,859,239
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport); Series 2019 A, Ref. RB(a)(d)(f)	5.00%	01/02/2029	1,000	1,059,698
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGI)(b)	5.50%	08/01/2026	865	867,183
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	10/01/2028	2,080	2,083,316
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2036	950	1,015,365
Series 2019, Ref. RB	5.00%	06/01/2048	65	64,952
Series 2019, Ref. RB(g)	0.00%	06/01/2054	20,800	3,937,438
				121,286,264
Colorado–1.87%
Baseline Metropolitan District No. 1; Series 2024 A, Ref. GO Bonds (INS - AGI)(b)	4.00%	12/01/2046	2,500	2,423,759
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2032	360	373,721
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(c)	5.00%	12/01/2040	1,325	1,338,980
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(c)	5.00%	12/01/2029	2,622	2,625,965
Clear Creek Transit Metropolitan District No. 2; Series 2021 A, GO Bonds	4.00%	12/01/2031	423	386,300
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB (Acquired 12/15/2021; Cost $970,000)(h)	2.63%	05/15/2029	970	970,013
Colorado (State of) Health Facilities Authority (Christian Living Neighborhoods); Series 2016, Ref. RB	5.00%	01/01/2031	2,475	2,477,147
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A, Ref. RB	4.00%	08/01/2039	2,040	2,059,241
Series 2019 A-1, Ref. RB	4.00%	08/01/2037	4,730	4,815,643
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2045	3,000	3,101,882
Colorado (State of) High Performance Transportation Enterprise; Series 2014, RB(a)	5.75%	01/01/2044	1,110	1,111,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Colorado Housing and Finance Authority (Social Bonds); Series 2025, Ref. RB (CEP - GNMA)	6.50%	05/01/2055	$4,695	$5,433,249
Denver (City & County of), CO;
Series 2018 A-2, RB(g)	0.00%	08/01/2030	800	677,335
Series 2018 A-2, RB(g)	0.00%	08/01/2031	1,000	811,301
Series 2022 D, Ref. RB(a)	5.50%	11/15/2032	2,250	2,641,315
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2040	1,050	1,060,269
Grand River Hospital District; Series 2026, GO Bonds (INS - AGI)(b)	6.00%	12/01/2045	1,000	1,157,687
Interquest South Business Improvement District; Series 2017, GO Bonds	4.50%	12/01/2030	125	125,028
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 A-2, RB	4.13%	12/01/2040	575	563,811
Park Creek Metropolitan District; Series 2025, Ref. RB (INS - AGI)(b)	5.00%	12/01/2041	705	773,232
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2039	355	386,623
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(g)	0.00%	12/01/2032	4,000	2,584,588
Transport Metropolitan District No. 3; Series 2021 A-1, GO Bonds	4.13%	12/01/2031	805	762,235
Vauxmont Metropolitan District;
Series 2019, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/15/2031	135	137,848
Series 2019, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/15/2032	160	163,360
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2031	230	249,854
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2032	250	270,619
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2033	255	275,151
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2034	285	306,595
Series 2020, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2035	100	107,162
Windler Public Improvement Authority; Series 2021 A-1, RB	4.00%	12/01/2031	1,065	1,033,248
				41,204,169
Connecticut–0.78%
Connecticut (State of); Series 2019 A, GO Bonds	5.00%	04/15/2034	4,150	4,468,973
Connecticut (State of) Health & Educational Facilities Authority;
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2030	285	296,388
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2031	540	560,752
Series 2020 G-1, Ref. RB(c)	5.00%	07/01/2033	600	620,444
Connecticut (State of) Health and Education Facilities Authority (Convenant Home, Inc.); Series 2018 B, RB	5.00%	12/01/2040	2,000	2,040,121
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	6,231,053
University of Connecticut; Series 2016 A, RB	5.00%	03/15/2032	2,940	2,945,068
				17,162,799
Delaware–0.10%
Delaware (State of) Economic Development Authority (NRG Energy); Series 2020 B, Ref. RB(d)	4.00%	10/01/2035	2,100	2,168,673
District of Columbia–1.24%
District of Columbia;
Series 2015, Ref. RB	5.00%	07/15/2033	125	125,144
Series 2025, Ref. RB	5.25%	10/01/2036	2,800	3,247,577
Series 2025, Ref. RB	5.25%	10/01/2037	2,955	3,399,522
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2030	1,910	1,910,511
District of Columbia (The Catholic University of America); Series 2018, Ref. RB	5.00%	10/01/2043	2,275	2,312,055
Metropolitan Washington Airports Authority;
Series 2010 A, RB(g)	0.00%	10/01/2037	5,000	3,014,573
Series 2010 A, RB (INS - AGI)(b)(g)	0.00%	10/01/2037	40	24,373
Series 2019 A, Ref. RB(a)	5.00%	10/01/2039	3,775	3,967,365
Series 2021 A, Ref. RB(a)	5.00%	10/01/2033	6,000	6,685,653
Series 2023 A, Ref. RB(a)	5.25%	10/01/2043	2,435	2,628,535
				27,315,308
Florida–10.35%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.);
Series 2014 A, RB	5.00%	12/01/2044	6,870	6,874,499
Series 2019, Ref. RB	5.00%	12/01/2037	2,570	2,706,275
Babcock Ranch Community Independent Special District; Series 2024, RB(c)	5.00%	05/01/2044	875	899,068
Boggy Creek Improvement District; Series 2023, Ref. RB	4.50%	05/01/2033	935	972,600
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL; Series 2015 A, RB(a)	4.10%	10/01/2037	$5,000	$5,001,694
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2037	13,000	13,569,016
Canaveral Port Authority;
Series 2018 A, RB(a)	5.00%	06/01/2045	7,525	7,640,252
Series 2018 B, RB	5.00%	06/01/2048	4,000	4,056,763
Cape Coral (City of), FL; Series 2017, Ref. RB (INS - BAM)(b)	4.00%	10/01/2042	14,000	14,006,605
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(c)	5.00%	06/15/2034	785	805,157
Capital Trust Agency, Inc. (Franklin Academy);
Series 2020, RB(c)	5.00%	12/15/2035	1,085	1,087,351
Series 2020, RB(c)	5.00%	12/15/2040	4,860	4,862,814
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(c)	5.00%	07/01/2032	2,645	2,533,607
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.); Series 2017 A, RB(c)	5.00%	10/15/2037	510	513,742
Capital Trust Authority (Central Florida Preparatory School Project); Series 2024, RB(c)	6.25%	06/15/2040	2,695	2,835,593
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities);
Series 2019, RB(a)(c)	5.00%	10/01/2034	1,000	1,022,327
Series 2025, RB(a)	5.13%	10/01/2035	350	367,541
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology); Series 2019, RB	5.00%	10/01/2032	2,590	2,736,587
Florida (State of) Higher Educational Facilities Financial Authority (Rollins College); Series 2020, Ref. RB	4.00%	12/01/2037	1,300	1,330,173
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025, Ref. RB	5.00%	10/01/2035	1,000	1,156,755
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2034	5,000	5,212,896
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB (INS - AGI)(a)(b)	5.00%	07/01/2044	10,000	9,928,837
Series 2024, Ref. RB (INS - AGI)(a)(b)	5.25%	07/01/2047	8,730	8,678,555
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020 C, Ref. RB(c)	4.00%	09/15/2030	425	421,196
Florida Development Finance Corp. (Tampa General Hospital);
Series 2026 A, RB	5.00%	08/01/2044	2,400	2,597,893
Series 2026 A, RB	5.00%	08/01/2045	1,600	1,711,610
Florida Housing Finance Corp.; Series 2024 3, RB (CEP - GNMA)	6.25%	01/01/2055	1,975	2,189,183
Greater Orlando Aviation Authority;
Series 2015 A, RB(a)	5.00%	10/01/2034	2,755	2,760,393
Series 2019 A, RB(a)	5.00%	10/01/2034	5,000	5,362,066
Series 2024, RB(a)	5.25%	10/01/2042	5,000	5,565,129
Series 2025, RB(a)	5.25%	11/01/2034	3,500	3,845,389
Series 2025, RB(a)	5.25%	11/01/2035	1,000	1,090,020
Series 2025, RB(a)	5.50%	11/01/2036	5,000	5,504,867
Greater Orlando Aviation Authority (Jetblue Airways Corp.); Series 2013, Ref. RB(a)	5.00%	11/15/2036	1,250	1,251,626
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,979,776)(h)(i)	5.25%	04/01/2028	1,984	24,806
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	1,485	1,485,681
Hyde Park Community Development District No. 1; Series 2024 B, RB	5.25%	05/01/2034	1,600	1,684,326
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(c)	5.00%	07/15/2028	270	274,049
Lee (County of), FL;
Series 2021 B, RB(a)	5.00%	10/01/2035	5,000	5,463,651
Series 2024, RB(a)	5.25%	10/01/2039	5,000	5,642,269
Series 2024, RB (INS - AGI)(a)(b)	5.25%	10/01/2043	1,375	1,512,408
Series 2024, RB(a)	5.25%	10/01/2044	4,065	4,421,787
Lee (County of), FL Industrial Development Authority (Preserve (The)); Series 2017 A, RB(c)	5.38%	12/01/2032	1,000	829,621
Manatee (County of), FL School District;
Series 2017, RB (INS - AGI)(b)	5.00%	10/01/2031	3,000	3,069,002
Series 2017, RB (INS - AGI)(b)	5.00%	10/01/2032	1,250	1,276,947
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,000	1,000,621
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL;
Series 2017 B, Ref. RB	4.00%	10/01/2036	$10,000	$10,150,163
Series 2017 B, Ref. RB(a)	5.00%	10/01/2040	9,740	9,940,250
Series 2021, RB (INS - AGI)(b)	4.00%	10/01/2042	5,120	5,200,000
Series 2022, RB	5.00%	07/01/2044	5,000	5,328,657
Series 2023 A, Ref. RB(a)	5.00%	10/01/2033	3,865	4,316,835
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2040	2,000	2,012,133
Subseries 2021 A-1, Ref. RB (INS - AGI)(a)(b)	4.00%	10/01/2041	2,750	2,772,004
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB	5.00%	07/01/2040	925	926,352
Series 2013 A, RB	5.00%	07/01/2033	600	600,739
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(c)	4.38%	05/15/2035	500	513,947
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.00%	10/01/2043	5,000	5,472,827
Osceola (County of), FL;
Series 2020 A-1, Ref. RB	5.00%	10/01/2033	355	375,030
Series 2020 A-1, Ref. RB	5.00%	10/01/2034	300	316,073
Series 2020 A-1, Ref. RB	5.00%	10/01/2035	500	524,965
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2032	3,750	3,801,936
Series 2018, RB	5.00%	11/15/2045	6,000	6,074,976
Series 2020 B, RB	4.00%	11/15/2041	250	250,880
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.00%	11/01/2035	1,295	1,458,374
Series 2025, RB	5.00%	11/01/2036	1,000	1,114,641
Series 2025, RB	5.25%	11/01/2037	1,150	1,292,651
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2018 B, RB	5.00%	05/15/2031	410	417,606
Series 2018 B, RB	5.00%	05/15/2033	2,085	2,120,410
Peace River Manasota Regional Water Supply Authority; Series 2025 A, RB	5.00%	10/01/2040	1,000	1,146,819
Port Orange (City of), FL; Series 2025, Ref. RB	5.00%	10/01/2038	360	413,368
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2041	3,030	1,643,914
Series 2020 A, RB(g)	0.00%	09/01/2049	3,795	1,214,303
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(c)	4.85%	05/01/2038	980	1,029,941
				228,213,041
Georgia–1.25%
Atlanta (City of), GA; Series 2019, RB(a)	4.00%	07/01/2038	1,540	1,554,385
Atlanta (City of), GA (Green Bonds); Series 2023, RB(a)	5.25%	07/01/2041	1,600	1,779,184
Burke (County of), GA Development Authority (The) (Georgia Power Co. Plant Vogtle); Series 1995, RB	2.20%	10/01/2032	2,000	1,836,559
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.50%	12/01/2028	595	596,097
Series 2018 A, RB	5.75%	12/01/2033	1,500	1,503,147
Fulton (County of), GA Development Authority (Robert W. Woodruff Arts Center); Series 2019, Ref. RB	4.00%	03/15/2044	1,915	1,850,530
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RAC	5.00%	04/01/2033	1,870	1,916,615
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	525	501,624
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2021 A, Ref. RB	4.00%	01/01/2041	480	480,932
Series 2021 A, Ref. RB (INS - AGI)(b)	4.00%	01/01/2041	185	187,198
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.); Series 2017 A, RB(c)	5.75%	06/15/2037	1,540	1,566,339
Main Street Natural Gas, Inc.;
Series 2022 B, RB(d)	5.00%	06/01/2029	5,000	5,301,341
Series 2023 B, RB(d)	5.00%	03/01/2030	5,000	5,369,085
Savannah (City of), GA Hospital Authority (St. Josephs Candler Health System); Series 2019 A, Ref. RB	4.00%	07/01/2043	3,000	2,893,785
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Savannah Georgia Convention Center Authority; Series 2025, RB (INS - AGI)(b)	5.00%	06/01/2037	$225	$258,802
				27,595,623
Guam–0.23%
Guam (Territory of); Series 2021 A, Ref. RB	5.00%	11/01/2040	4,000	4,237,608
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2035	310	358,549
Series 2025 A, RB	5.00%	07/01/2036	350	398,126
				4,994,283
Hawaii–0.34%
Hawaii (State of);
Series 2015, Ref. RB(c)	5.00%	01/01/2035	1,000	1,000,015
Series 2020 A, Ref. RB(a)	4.00%	07/01/2035	665	684,937
Honolulu (City & County of), HI; Series 2023, RB(d)	5.00%	06/01/2026	5,750	5,785,634
				7,470,586
Idaho–0.16%
Idaho (State of) Housing & Finance Association;
Series 2022 A, RB(c)	4.00%	05/01/2032	1,000	967,669
Series 2025 C, RB (CEP - GNMA)	6.25%	01/01/2056	2,140	2,479,849
				3,447,518
Illinois–7.07%
Bolingbrook (Village of), IL Special Service Area No. 2005-1; Series 2019, Ref. RB	5.00%	03/01/2033	1,645	1,680,584
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	5.75%	01/01/2034	2,750	2,792,118
Series 2017 B, Ref. RB	5.00%	01/01/2033	3,000	3,063,942
Series 2019 A, GO Bonds	5.50%	01/01/2035	3,000	3,125,789
Series 2021 A, Ref. GO Bonds	5.00%	01/01/2033	8,830	9,333,525
Series 2021 A, Ref. GO Bonds	4.00%	01/01/2035	2,500	2,508,800
Series 2024 A, GO Bonds	5.00%	01/01/2044	2,650	2,687,619
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(c)	7.00%	01/15/2029	457	456,854
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.25%	01/01/2042	2,000	2,031,267
Series 2018, RB(a)	5.00%	07/01/2048	3,750	3,771,339
Series 2020 A, Ref. RB (INS - AGI)(b)	4.00%	01/01/2037	2,250	2,323,677
Series 2020 C, Ref. RB (INS - AGI)(b)	4.00%	01/01/2039	1,590	1,625,945
Series 2024 A, RB(a)	5.25%	01/01/2041	2,150	2,374,088
Series 2024 C, Ref. RB(a)	5.25%	01/01/2043	3,250	3,552,150
Chicago (City of), IL Board of Education;
Series 2012 A, GO Bonds	5.00%	12/01/2042	6,730	6,713,153
Series 2015 C, GO Bonds	5.25%	12/01/2039	8,410	8,404,406
Series 2017, RB	5.75%	04/01/2035	1,000	1,020,462
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2030	1,000	1,054,083
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	12/01/2031	1,250	1,315,567
Series 2021 A, GO Bonds	5.00%	12/01/2035	20	20,551
Series 2021 A, GO Bonds	5.00%	12/01/2038	1,240	1,257,430
Series 2021 B, Ref. GO Bonds	5.00%	12/01/2036	2,500	2,554,516
Series 2025 B, Ref. GO Bonds	5.00%	12/01/2040	2,500	2,539,526
Cook (County of), IL; Series 2018, Ref. RB	5.25%	11/15/2036	1,520	1,578,591
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
First Series 2001, GO Bonds (INS - NATL)(b)	6.00%	11/01/2026	$135	$137,503
Series 2016, GO Bonds	5.00%	11/01/2030	1,040	1,057,033
Series 2016, GO Bonds	4.00%	06/01/2032	3,155	3,161,816
Series 2016, GO Bonds	4.00%	06/01/2033	2,250	2,254,287
Series 2016, GO Bonds	4.00%	06/01/2035	340	340,386
Series 2016, GO Bonds	5.00%	11/01/2041	5,400	5,441,619
Series 2017 C, GO Bonds	5.00%	11/01/2029	2,000	2,082,422
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2028	8,375	8,925,017
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2027	1,405	1,462,493
Series 2020, GO Bonds	5.50%	05/01/2030	3,000	3,235,305
Series 2020, GO Bonds	5.50%	05/01/2039	2,455	2,656,542
Series 2021 A, GO Bonds	5.00%	03/01/2046	300	307,614
Series 2023 B, GO Bonds	5.25%	05/01/2039	4,000	4,392,089
Series 2024 B, GO Bonds	5.25%	05/01/2043	6,085	6,597,346
Series 2024 B, GO Bonds	5.25%	05/01/2044	5,000	5,366,053
Series 2024, Ref. GO Bonds	5.00%	02/01/2037	2,250	2,549,868
Illinois (State of) (Rebuild Illinois Program);
Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,532,492
Series 2019 B, GO Bonds	4.00%	11/01/2037	5,000	5,046,727
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(a)	8.00%	06/01/2032	710	711,201
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(c)	4.50%	08/01/2033	1,275	1,343,043
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	1,028	755,945
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - NATL)(b)(g)	0.00%	12/15/2033	10,000	7,858,272
Series 2002, RB (INS - NATL)(b)(g)	0.00%	12/15/2034	5,000	3,781,008
Illinois (State of) Toll Highway Authority; Series 2025 A, RB	5.00%	01/01/2044	5,000	5,504,774
Kane County School District No. 131 Aurora East Side; Series 2020 A, GO Bonds (INS - AGI)(b)	4.00%	12/01/2036	745	761,786
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	1,018,051
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,710	1,741,913
Southwestern Illinois Development Authority (US Steel Corp.); Series 2012, RB(a)	5.75%	08/01/2042	4,050	4,053,104
Stephenson County School District No. 145 Freeport;
Series 2018 A, GO Bonds(d)(f)	5.00%	02/01/2028	40	42,135
Series 2018 A, Ref. GO Bonds(d)(f)	5.00%	02/01/2028	195	205,409
Series 2018 A, Ref. GO Bonds (INS - AGI)(b)	5.00%	02/01/2031	660	695,700
				155,804,935
Indiana–1.29%
Indiana (State of) Finance Authority (KIPP Indianapolis, Inc.); Series 2020 A, RB	4.00%	07/01/2030	191	190,824
Indiana (State of) Finance Authority (Southern Indiana Gas and Electric Co.);
Series 2013, Ref. RB(a)(d)	4.00%	08/01/2028	10,000	10,091,789
Series 2013, Ref. RB(a)(d)	4.00%	08/01/2028	5,315	5,402,622
Indiana (State of) Finance Authority (U.S. Steel Corp.);
Series 2012, RB(a)	5.75%	08/01/2042	30	30,023
Series 2021 A, Ref. RB	4.13%	12/01/2026	1,000	1,004,067
Indiana University; Series 2015 A, Ref. RB	4.00%	06/01/2042	3,000	3,000,466
Jeffersonville (City of), IN (Vivera Senior Living);
Series 2020 A, RB(c)	4.75%	11/01/2030	415	399,870
Series 2020 A, RB(c)	5.25%	11/01/2040	4,710	4,140,569
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	725	715,468
Series 2017, RB	5.88%	01/01/2037	2,900	2,901,574
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.10%	01/01/2032	450	450,352
				28,327,624
Iowa–1.02%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	6,545	6,547,268
Iowa (State of) Finance Authority (Green Bonds); Series 2024, RB (CEP - GNMA)	4.50%	07/01/2044	5,000	5,050,494
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2016 A, RB	5.00%	05/15/2036	$1,050	$1,052,330
Series 2021, Ref. RB	4.00%	05/15/2029	1,490	1,520,526
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.); Series 2018, RB	4.45%	08/01/2028	125	125,013
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	5.00%	06/01/2029	2,325	2,487,844
PEFA, Inc.; Series 2019, RB(d)	5.00%	09/01/2026	5,635	5,700,569
				22,484,044
Kansas–0.61%
Lenexa (City of), KS (Lakeview Village, Inc.);
Series 2018 A, Ref. RB	5.00%	05/15/2029	1,210	1,237,274
Series 2018 A, Ref. RB	5.00%	05/15/2031	1,335	1,362,853
Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,518,869
Merriam (City of), KS; Series 2025 A, GO Bonds	4.50%	08/01/2040	5,000	5,257,617
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2018 I, Ref. RB	5.00%	05/15/2028	590	597,473
Series 2018 I, Ref. RB	5.00%	05/15/2033	1,140	1,153,642
Series 2019, Ref. RB	5.00%	05/15/2027	1,165	1,173,411
Series 2019, Ref. RB	5.00%	05/15/2028	1,220	1,235,453
				13,536,592
Kentucky–2.34%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	5.00%	02/01/2030	370	399,335
Series 2019, Ref. RB	5.00%	02/01/2032	450	485,138
Kentucky (Commonwealth of) Economic Development Finance Authority (Masonic Home Independent Living II, Inc.); Series 2016 A, Ref. RB	5.00%	05/15/2036	2,000	1,974,715
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2028	1,500	1,502,541
Series 2015 A, RB	5.00%	07/01/2030	2,000	2,003,358
Series 2015 A, RB	5.00%	07/01/2032	1,000	1,001,553
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.00%	06/01/2032	1,435	1,458,988
Series 2017 B, Ref. RB	5.00%	06/01/2040	2,000	2,010,180
Kentucky (Commonwealth of) Economic Development Finance Authority (Rosedale Green); Series 2015, Ref. RB	5.50%	11/15/2035	3,100	3,100,336
Kentucky (Commonwealth of) Municipal Power Agency; Series 2015 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2028	1,260	1,262,293
Kentucky (Commonwealth of) Municipal Power Agency (Prairie State); Series 2016 A, Ref. RB (INS - NATL)(b)	5.00%	09/01/2032	5,480	5,530,385
Kentucky (Commonwealth of) Property & Building Commission (No. 119);
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2031	100	105,815
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2032	100	105,692
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2033	100	105,496
Series 2018, RB (INS - BAM)(b)	5.00%	05/01/2034	100	105,318
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(d)	4.00%	02/01/2028	5,000	5,122,649
Series 2023 A-1, Ref. RB(d)	5.25%	02/01/2032	9,000	9,905,538
Series 2025 B, RB	5.00%	12/01/2033	9,500	10,129,982
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2020 A, RB	4.00%	10/01/2040	1,500	1,500,283
University of Kentucky; Series 2015 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	04/01/2037	3,665	3,667,038
				51,476,633
Louisiana–0.42%
Louisiana (State of) Public Facilities Authority (Archdiocese of New Orleans);
Series 2017, Ref. RB(i)	5.00%	07/01/2028	250	103,750
Series 2017, Ref. RB(i)	5.00%	07/01/2029	400	166,000
Series 2017, Ref. RB(i)	5.00%	07/01/2030	500	207,500
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	12/01/2026	1,250	1,252,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System);
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2036	$220	$229,923
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2037	145	151,137
Series 2018 A, RB (INS - AGI)(b)	5.00%	10/01/2038	100	103,965
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2030	350	372,597
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2032	200	211,306
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2033	135	142,269
Series 2018 B, Ref. RB (INS - AGI)(b)	5.00%	10/01/2034	100	105,190
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2008, RB(c)(d)	6.10%	06/01/2030	2,700	3,009,304
Series 2010 2, RB(c)	6.35%	07/01/2040	500	553,204
Series 2011, RB(d)	3.70%	06/01/2030	2,600	2,676,111
				9,284,430
Maine–0.15%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.);
Series 2015, RB(a)(c)	5.00%	08/01/2035	2,000	2,167,286
Series 2024, Ref. RB(a)(c)(d)	4.63%	06/01/2035	1,000	1,046,006
				3,213,292
Maryland–0.43%
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,275	1,291,891
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	1,546	1,586,610
Gaithersburg (City of), MD (Asbury Maryland Obligated Group); Series 2018 A, Ref. RB	5.00%	01/01/2036	2,000	2,041,618
Howard (County of), MD (Downtown Columbia); Series 2017 A, RB(c)	4.13%	02/15/2034	1,000	1,000,136
Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021, Ref. RB	4.00%	06/01/2036	450	454,584
Maryland Economic Development Corp. (Port Covington);
Series 2020, RB	3.25%	09/01/2030	785	773,196
Series 2020, RB	4.00%	09/01/2040	2,500	2,413,640
				9,561,675
Massachusetts–2.27%
Massachusetts (Commonwealth of);
Series 2016 G, GO Bonds	4.00%	09/01/2037	3,000	3,009,799
Series 2025 F, GO Bonds	5.00%	08/01/2047	10,000	10,797,397
Massachusetts (Commonwealth of) Development Finance Agency (Ascentria Care Alliance); Series 2021, Ref. RB(c)	5.00%	07/01/2041	2,050	1,963,530
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.);
Series 2017, Ref. RB(c)	5.00%	10/01/2037	3,500	3,553,677
Series 2017, Ref. RB(c)	5.00%	10/01/2047	5,755	5,764,483
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation);
Series 2021, Ref. RB	4.00%	09/01/2041	1,300	1,297,970
Series 2021, Ref. RB	4.00%	09/01/2048	1,380	1,227,721
Series 2025, Ref. RB	5.50%	09/01/2040	250	282,911
Series 2025, Ref. RB	6.00%	09/01/2045	1,900	2,121,255
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2017, Ref. RB	5.00%	07/01/2034	1,000	1,011,810
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2000, RB	5.50%	06/01/2035	5,400	6,493,564
Massachusetts (Commonwealth of) School Building Authority;
Series 2018 B, RB	4.00%	02/15/2039	10,735	10,739,544
Series 2018 B, RB	4.00%	02/15/2041	1,685	1,685,465
				49,949,126
Michigan–0.59%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2032	650	670,694
Series 2019, Ref. RB	5.00%	05/15/2042	2,710	2,742,969
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	545	546,831
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB(d)(f)	5.00%	05/15/2026	3,000	3,016,071
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority (Henry Ford Health System) (Green Bonds); Series 2024, RB	5.25%	02/28/2042	$1,000	$1,087,463
Michigan (State of) Housing Development Authority (Social Bonds);
Series 2024 A, RB	6.00%	06/01/2054	1,360	1,494,409
Series 2024 D, RB	6.25%	06/01/2055	2,700	3,008,881
Michigan Strategic Fund; Series 2016, RB	5.00%	07/01/2031	1,530	341,190
				12,908,508
Minnesota–0.39%
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	5.75%	08/01/2030	235	226,585
Duluth (City of), MN Housing & Redevelopment Authority (Duluth Public Schools Academy);
Series 2018 A, Ref. RB	4.25%	11/01/2028	200	196,200
Series 2018 A, Ref. RB	5.00%	11/01/2033	205	203,601
Maple Grove (City of), MN (Maple Grove Hospital Corp.);
Series 2017, Ref. RB	5.00%	05/01/2031	500	508,160
Series 2017, Ref. RB	5.00%	05/01/2032	1,600	1,625,126
Minnesota (State of) Housing Finance Agency (Social Bonds); Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2054	2,710	2,982,277
St. Cloud (City of), MN (CentraCare Health System); Series 2016 A, Ref. RB	5.00%	05/01/2046	2,000	2,002,479
St. Louis Park (City of), MN (Place Via Sol Project); Series 2018, RB (Acquired 12/26/2018; Cost $1,204,623)(c)(d)(h)(i)	6.00%	07/01/2027	1,205	120,462
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.00%	12/01/2029	820	820,804
				8,685,694
Mississippi–0.13%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	4,390	2,971,595
Missouri–1.03%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health);
Series 2017 A, Ref. RB	5.00%	03/01/2036	3,000	3,056,969
Series 2017, Ref. RB	5.00%	03/01/2029	100	102,463
Kansas (City of), MO; Series 2017 C, Ref. RB	5.00%	09/01/2032	1,850	1,914,282
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2028	2,000	2,008,425
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(c)	4.25%	04/01/2026	10	10,000
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2032	2,685	2,717,831
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2032	1,000	1,001,284
Series 2016, Ref. RB	5.00%	02/01/2033	1,305	1,306,582
Series 2019 A, RB	5.00%	02/01/2029	875	893,240
St. Louis (City of), MO; Series 2017 C, RB (INS - AGI)(b)	5.00%	07/01/2047	7,500	7,571,021
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	1,215	1,216,452
St. Louis Municipal Finance Corp.; Series 2015, Ref. RB (INS - AGI)(b)	5.00%	07/15/2030	1,000	1,001,851
				22,800,400
Nebraska–0.94%
Central Plains Energy Project (No. 5); Series 2022-1, RB(d)	5.00%	10/01/2029	5,000	5,322,527
Omaha (City of), NE Public Power District;
Series 2022 A, RB	5.00%	02/01/2047	7,000	7,380,622
Series 2023 A, RB	5.25%	02/01/2053	6,315	6,689,366
Omaha Public Power District Nebraska City Station Unit 2; Series 2026 A, Ref. RB	5.00%	02/01/2044	1,150	1,268,354
				20,660,869
Nevada–0.79%
Carson (City Of), NV (Carson Tahoe Regional Healthcare); Series 2017, Ref. RB	5.00%	09/01/2042	4,585	4,631,605
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–(continued)
Clark (County of), NV (Special Improvement District No. 159);
Series 2015, RB	5.00%	08/01/2026	$115	$115,099
Series 2015, RB	5.00%	08/01/2029	1,050	1,050,952
Series 2015, RB	5.00%	08/01/2031	1,155	1,156,001
Series 2015, RB	5.00%	08/01/2032	285	285,241
Clark County School District; Series 2025 A, GO Bonds (INS - AGI)(b)	3.00%	06/15/2045	10,000	8,294,638
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	4.00%	12/01/2030	230	234,125
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(a)	5.25%	07/01/2041	1,500	1,669,431
				17,437,092
New Hampshire–1.26%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	6,487	6,774,283
Series 2025-2A, RB	4.22%	11/20/2042	4,975	5,007,686
New Hampshire (State of) Business Finance Authority (Covanta Green Bonds); Series 2020 B, Ref. RB(a)(c)(d)	3.75%	07/02/2040	3,230	2,700,750
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(c)(d)	3.63%	07/02/2040	370	310,006
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	1,907	1,947,646
New Hampshire (State of) Health and Education Facilities Authority; Series 2025, Ref. RB	5.00%	08/01/2045	2,500	2,660,321
New Hampshire (State of) Housing Finance Authority (Social Bonds);
Series 2024 A, RB (CEP - GNMA)	6.25%	01/01/2055	4,900	5,419,415
Series 2025 A, RB (CEP - GNMA)	4.50%	07/01/2045	3,000	3,031,583
				27,851,690
New Jersey–4.56%
Atlantic City (City of), NJ; Series 2017 A, Ref. GO Bonds (INS - BAM)(b)	5.00%	03/01/2032	150	153,622
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(b)	5.75%	11/01/2028	3,465	3,670,265
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 2012, RB(a)	5.75%	09/15/2027	9,670	9,692,555
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2014 A, RB(c)	6.20%	10/01/2044	200	200,138
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(a)	5.00%	10/01/2047	7,500	7,512,358
New Jersey (State of) Economic Development Authority (Social Bonds);
Series 2021 QQQ, RB	4.00%	06/15/2038	1,000	1,022,602
Series 2021 QQQ, RB	4.00%	06/15/2039	1,000	1,019,132
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(a)	5.50%	01/01/2027	2,130	2,135,546
Series 2013, RB(a)	5.00%	01/01/2028	1,000	1,002,187
Series 2013, RB(a)	5.38%	01/01/2043	5,740	5,747,449
New Jersey (State of) Economic Development Authority (Transit Transportation); Series 2020, RB	5.00%	11/01/2044	3,000	3,121,422
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(b)	5.00%	07/01/2046	3,000	3,004,975
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds); Series 2024 K, RB	6.00%	10/01/2055	2,150	2,356,660
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB(g)	0.00%	12/15/2028	255	238,180
Series 2009 A, RB(g)	0.00%	12/15/2039	5,000	3,035,904
Series 2018 A, Ref. RB	5.00%	12/15/2028	5,000	5,381,525
Series 2018 A, Ref. RB	5.00%	12/15/2032	2,000	2,140,791
Series 2020 AA, RB	4.00%	06/15/2037	2,000	2,068,206
Series 2021 A, Ref. RB	4.00%	06/15/2035	245	258,304
Series 2021 A, Ref. RB	4.00%	06/15/2036	2,000	2,094,876
Series 2022, RB	5.25%	06/15/2046	3,100	3,318,672
Series 2023 AA, Ref. RB	5.00%	06/15/2039	1,955	2,189,996
Series 2025 AA, RB	5.00%	06/15/2041	3,000	3,414,363
Newark (City of), NJ; Series 2016, GO Bonds	4.50%	03/15/2036	3,000	3,017,706
South Jersey Port Corp.; Series 2017 B, RB(a)	5.00%	01/01/2037	1,145	1,178,100
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2031	$2,500	$2,623,825
Series 2018 A, Ref. RB	5.00%	06/01/2032	4,965	5,202,795
Series 2018 A, Ref. RB	5.00%	06/01/2033	5,000	5,230,321
Series 2018 A, Ref. RB	5.00%	06/01/2046	5,000	5,009,086
Series 2018 A, Ref. RB	5.25%	06/01/2046	2,730	2,749,883
Series 2018 B, Ref. RB	5.00%	06/01/2046	10,780	10,681,096
				100,472,540
New Mexico–0.12%
Santa Fe (City of), NM (El Castillo Retirement);
Series 2019 A, RB	5.00%	05/15/2034	665	686,166
Series 2019 A, RB	5.00%	05/15/2039	1,960	1,988,711
				2,674,877
New York–12.08%
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	1,500	1,517,675
Buffalo & Erie County Industrial Land Development Corp. (Medaille College); Series 2018, Ref. RB (Acquired 08/16/2018; Cost $287,084)(c)(h)(i)	5.00%	10/01/2038	284	3,834
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.); Series 2026, RB(c)	5.00%	06/01/2036	2,500	2,662,112
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(j)	5.25%	12/31/2033	4,950	5,058,957
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(c)(j)	5.50%	12/31/2040	2,500	2,517,044
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(c)	5.00%	06/01/2032	375	389,555
Build NYC Resource Corp. (Shefa School); Series 2021 A, RB(c)	2.50%	06/15/2031	375	355,572
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(c)	5.00%	07/01/2035	1,325	1,530,885
Series 2025, RB(c)	5.00%	07/01/2037	1,285	1,459,259
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	1,000	836,102
Metropolitan Transportation Authority; Series 2024 A, Ref. RB	5.00%	11/15/2045	5,000	5,293,677
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	990	992,741
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	160	160,002
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	402	353,683
New York & New Jersey (States of) Port Authority;
Two Hundred Thirty Third Series 2021, Ref. RB(a)	4.00%	07/15/2036	1,625	1,675,331
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	1,710	1,715,811
New York (City of), NY;
Series 2020 C, GO Bonds	4.00%	08/01/2039	5,000	5,111,941
Series 2020 C, GO Bonds	4.00%	08/01/2040	5,000	5,087,247
Subseries 2024 C-1, GO Bonds	5.25%	09/01/2046	2,560	2,774,844
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	4.00%	05/01/2043	8,600	8,546,916
Series 2025 A, RB	5.00%	05/01/2043	5,000	5,575,606
New York (State of) Dormitory Authority;
Series 2020 A, Ref. RB	4.00%	03/15/2046	5,000	4,802,737
Series 2022 A, Ref. RB	4.00%	03/15/2040	5,000	5,100,697
Series 2025 C, Ref. RB	5.00%	03/15/2044	6,000	6,617,096
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2029	1,910	2,000,604
Series 2018 A, Ref. RB	5.00%	08/01/2031	3,195	3,334,003
Series 2024, RB	5.25%	11/01/2042	2,000	2,161,624
New York (State of) Dormitory Authority (New York University); Series 2021 A, Ref. RB	3.00%	07/01/2041	5,000	4,626,271
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(b)	5.00%	10/01/2039	2,285	2,554,455
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2043	1,600	1,740,399
Series 2024, RB (INS - AGI)(b)	5.25%	10/01/2044	1,225	1,321,454
New York (State of) Power Authority (Green Bonds); Series 2020 A, Ref. RB	4.00%	11/15/2045	5,000	4,948,134
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Thruway Authority;
Series 2025 A, RB	5.00%	03/15/2046	$10,190	$10,964,597
Series 2025 A, RB	5.00%	03/15/2047	5,000	5,337,569
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	3,745	3,816,183
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2042	5,020	4,394,204
Series 2010 A, RB(c)	6.25%	06/01/2041	982	976,728
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	3,020	3,083,499
Series 2016 A, Ref. RB	6.45%	06/01/2040	1,505	1,509,373
Series 2016 A, Ref. RB	6.00%	06/01/2043	1,865	1,868,812
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	3,050	3,003,824
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,240	2,866,022
Series 2016 B, Ref. RB	5.00%	06/01/2027	280	281,502
Series 2016 B, Ref. RB	5.00%	06/01/2030	270	271,419
Series 2016 B, Ref. RB	5.00%	06/01/2031	465	467,388
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	10,000	11,996,535
Series 2007, RB	5.50%	10/01/2037	9,330	11,503,732
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB (INS - AGI)(b)	2.75%	11/15/2041	9,000	7,526,834
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	400	400,463
Series 2016, Ref. RB(a)	5.00%	08/01/2031	25,500	25,539,726
Series 2020, Ref. RB(a)	5.25%	08/01/2031	3,455	3,617,054
Series 2020, Ref. RB(a)	5.38%	08/01/2036	1,000	1,054,681
Series 2021, Ref. RB(a)	3.00%	08/01/2031	5,000	4,823,831
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2034	3,090	3,190,008
Series 2018, RB(a)	4.00%	01/01/2036	5,000	5,015,511
Series 2020, RB(a)	4.00%	10/01/2030	3,000	3,080,056
Series 2020, RB(a)	5.00%	10/01/2035	2,000	2,122,865
Series 2020, RB(a)	4.38%	10/01/2045	500	482,497
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds); Series 2023, RB(a)	5.50%	06/30/2041	1,700	1,825,923
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2036	3,500	3,500,152
Series 2016 A, RB (INS - AGI)(a)(b)	4.00%	07/01/2041	1,000	998,404
Series 2016 A, RB(a)	5.00%	07/01/2041	200	200,190
Series 2016 A, RB(a)	5.00%	07/01/2046	10,000	10,003,971
Series 2023, RB(a)	6.00%	04/01/2035	6,000	6,698,353
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(a)	5.00%	12/01/2029	2,900	3,135,813
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2032	500	509,955
Otsego County Capital Resource Corp. (Hartwick College); Series 2015 A, Ref. RB	5.00%	10/01/2030	630	562,648
State of New York Mortgage Agency Homeowner Mortgage Revenue; Series 2025-270, VRD RB(e)	1.75%	10/01/2055	5,000	5,000,000
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	1,500	1,519,599
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	2,400	2,500,482
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	795	729,386
Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2043	5,200	5,605,834
TSASC, Inc.;
Series 2017 A, Ref. RB	5.00%	06/01/2032	2,000	2,038,396
Series 2017 A, Ref. RB	5.00%	06/01/2033	1,500	1,527,983
Series 2017 A, Ref. RB	5.00%	06/01/2034	1,000	1,016,731
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining);
Series 2025 A-1, RB(c)	6.20%	12/01/2042	1,250	1,281,006
Series 2025 A-2, RB(c)	6.00%	06/01/2028	5,300	5,371,596
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Westchester Tobacco Asset Securitization Corp.; Series 2016 B, Ref. RB	5.00%	06/01/2041	$195	$197,196
				266,244,799
North Carolina–1.11%
North Carolina (State of) Department of Transportation (I-77 HOT Lanes);
Series 2015, RB(a)	5.00%	06/30/2027	1,215	1,217,009
Series 2015, RB(a)	5.00%	06/30/2029	1,340	1,342,165
Series 2015, RB(a)	5.00%	06/30/2030	1,405	1,407,254
Series 2015, RB(a)	5.00%	12/31/2037	905	905,973
North Carolina (State of) Housing Finance Agency (Social Bonds); Series 2024, RB (CEP - GNMA)	6.25%	01/01/2055	3,750	4,117,946
North Carolina (State of) Medical Care Commission;
Series 2025, RB	4.05%	01/01/2030	810	810,568
Series 2025, Ref. RB	5.00%	10/01/2034	170	184,730
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2041	2,255	2,195,571
North Carolina (State of) Medical Care Commission (Lutheran Services for the Aging);
Series 2021, RB	4.00%	03/01/2029	275	282,395
Series 2021, RB	4.00%	03/01/2030	285	294,724
Series 2021, RB	4.00%	03/01/2031	290	301,530
Series 2021, RB	4.00%	03/01/2036	900	919,140
Series 2021, RB	4.00%	03/01/2041	1,050	1,043,512
North Carolina (State of) Medical Care Commission (Rex Healthcare); Series 2020 A, RB	5.00%	07/01/2033	1,250	1,362,915
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2015, Ref. RB	5.00%	06/01/2040	5,000	5,005,007
North Carolina (State of) Turnpike Authority; Series 2019, RB(g)	0.00%	01/01/2041	1,540	852,976
North Carolina (State of) Turnpike Authority (Triangle Expressway System); Series 2019, RB(g)	0.00%	01/01/2044	5,000	2,273,424
				24,516,839
North Dakota–0.46%
Burleigh (County of), ND (University of Mary);
Series 2016, RB	4.38%	04/15/2026	130	130,027
Series 2016, RB	5.10%	04/15/2036	2,815	2,817,298
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2025, RB	4.50%	07/01/2037	6,755	7,125,366
				10,072,691
Ohio–2.22%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025, Ref. RB	5.00%	02/15/2043	240	262,536
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2038	8,310	8,380,794
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2037	1,195	1,213,412
Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(c)	5.00%	06/01/2028	2,860	2,917,590
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2031	5,750	5,827,751
Series 2017, Ref. RB	5.00%	02/15/2032	2,500	2,532,682
Series 2017, Ref. RB	5.00%	02/15/2042	2,415	2,423,397
Dayton (City of), OH (James M. Cox); Series 2014 A, Ref. RB (INS - AGI)(a)(b)	4.00%	12/01/2032	5,000	5,002,485
Hamilton (County of), OH (Life Enriching Communities); Series 2023, RB	5.25%	01/01/2038	775	832,279
Hamilton (County of), OH (Life Enriching Communities); Series 2012, RB	5.00%	01/01/2032	495	495,618
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2033	1,240	1,241,400
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGI)(a)(b)	5.00%	12/31/2035	4,000	4,004,388
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014, RB(a)(d)	2.60%	10/01/2029	4,000	3,895,486
Series 2026, RB(a)	4.13%	01/01/2036	1,740	1,774,603
Ohio (State of) Housing Finance Agency; Series 2025, Ref. RB (CEP - GNMA)	6.50%	03/01/2056	4,990	5,849,103
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments); Series 2025, RB(c)	5.70%	08/01/2043	1,800	1,914,630
Southeastern Ohio (State of) Port Authority (Memorial Health Systems); Series 2015, Ref. RB	5.50%	12/01/2029	350	350,124
				48,918,278
Oklahoma–0.78%
Edmond Public Works Authority; Series 2017, RB	5.00%	07/01/2047	4,495	4,546,991
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.00%	08/15/2033	1,000	1,034,324
Oklahoma (State of) Municipal Power Authority; Series 2025 A, Ref. RB (INS - AGI)(b)	5.00%	01/01/2043	625	686,568
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Tulsa (City of), OK Airports Improvement Trust;
Series 2001 B, Ref. RB(a)	5.50%	12/01/2035	$3,250	$3,258,093
Series 2001 C, Ref. RB(a)	5.50%	12/01/2035	1,650	1,654,109
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.);
Series 2025, Ref. RB(a)	6.25%	12/01/2035	3,500	4,117,857
Series 2025, Ref. RB(a)	6.25%	12/01/2040	1,600	1,822,223
				17,120,165
Oregon–0.72%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.13%	11/15/2040	500	507,254
Forest Grove (City of), OR (Pacific University); Series 2015 A, Ref. RB	5.00%	05/01/2036	250	250,171
Morrow (Port of), OR; Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	5,000	5,001,542
Multnomah (County of), OR Hospital Facilities Authority (Terwilliger Plaza, Inc.); Series 2016, Ref. RB	5.00%	12/01/2030	1,305	1,318,233
Oregon (State of) Tri-County Metropolitan Transportation District; Series 2018 A, RB	4.00%	09/01/2048	5,000	4,975,815
Salem-Keizer School District No. 24J; Series 2020 A, GO Bonds (CEP - Oregon School Bond Guaranty)(g)	0.00%	06/15/2039	6,100	3,720,158
				15,773,173
Pennsylvania–3.83%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority; Series 2022, Ref. RB	5.00%	05/01/2036	1,500	1,625,914
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center); Series 2017, RB(c)	5.00%	05/01/2042	1,000	1,006,580
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2015 A, Ref. RB (Acquired 12/10/2015; Cost $1,000,000)(h)	5.00%	12/01/2030	1,000	946,094
Series 2015 A, Ref. RB (Acquired 08/24/2021; Cost $1,400,000)(h)	5.25%	12/01/2045	1,400	1,157,308
Coatesville Area School District Building Authority;
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2026	335	335,481
Series 2018, RB (INS - BAM)(b)	5.00%	12/01/2027	360	360,596
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(b)(g)	0.00%	10/01/2036	1,300	854,078
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2033	4,000	4,200,777
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2029	1,000	1,022,623
Series 2018, Ref. RB	5.00%	12/01/2031	1,005	1,027,818
Series 2018, Ref. RB	5.00%	12/01/2033	750	766,063
Lancaster (County of), PA Hospital Authority (Moravian Manors, Inc.); Series 2019 A, RB	5.00%	06/15/2038	1,110	1,118,033
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2018 A, Ref. RB	5.00%	09/01/2034	3,600	3,780,421
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network); Series 2016, Ref. RB	5.00%	08/15/2046	1,000	1,002,726
Pennsylvania (Commonwealth of);
First Series 2026, GO Bonds	5.00%	04/01/2043	5,000	5,623,397
Series 2018 A, Ref. COP	5.00%	07/01/2029	300	315,048
Series 2018 A, Ref. COP	5.00%	07/01/2030	375	393,491
Series 2018 A, Ref. COP	5.00%	07/01/2031	425	445,347
Pennsylvania (Commonwealth of) Economic Development Financing Authority;
Series 2019, Ref. RB	3.00%	04/01/2039	2,000	1,882,033
Series 2022, RB(a)	5.25%	06/30/2036	2,500	2,787,062
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Eastern University);
Series 2026, RB	5.25%	10/01/2040	1,000	1,076,636
Series 2026, RB	5.00%	10/01/2045	1,125	1,136,917
Pennsylvania (Commonwealth of) Economic Development Financing Authority (PPL Energy Supply, LLC);
Series 2009, Ref. RB(d)	5.25%	06/01/2027	5,225	5,247,247
Series 2009, Ref. RB(d)	5.25%	06/01/2027	1,860	1,867,837
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living); Series 2021, Ref. RB	4.00%	07/01/2030	1,600	1,643,867
Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC);
Series 2021 A, Ref. RB	4.00%	10/15/2039	1,325	1,339,368
Series 2021 A, Ref. RB	4.00%	10/15/2040	1,200	1,203,647
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Higher Education Assistance Agency; Series 2023 A, RB(a)	4.00%	06/01/2044	$3,670	$3,672,281
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018-127B, RB	3.55%	10/01/2033	2,200	2,204,616
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.38%	10/01/2046	2,000	2,110,279
Series 2025, RB	6.50%	10/01/2055	5,000	5,850,386
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(b)	5.00%	06/01/2031	120	122,300
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2021 B, RB	4.00%	12/01/2040	1,500	1,537,977
Series 2021 B, RB	4.00%	12/01/2041	1,750	1,794,910
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB	5.00%	12/01/2035	1,000	1,026,794
Series 2017, RB	5.00%	12/01/2037	1,310	1,341,342
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 A, RB	5.00%	04/01/2036	1,500	1,446,613
Philadelphia (City of), PA Authority for Industrial Development (La Salle University);
Series 2017, Ref. RB	5.00%	05/01/2034	1,000	826,160
Series 2017, Ref. RB	5.00%	05/01/2036	1,000	778,898
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	3,000	3,055,284
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	4,355	4,361,633
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (The) (Temple University Health System);
Series 2017, Ref. RB	5.00%	07/01/2028	3,480	3,555,055
Series 2017, Ref. RB	5.00%	07/01/2029	2,295	2,343,546
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025, RB	5.00%	03/01/2036	3,000	3,396,242
Philadelphia School District (The); Series 2018 A, GO Bonds	5.00%	09/01/2032	510	539,937
Scranton School District; Series 2017 E, Ref. GO Bonds (INS - BAM)(b)	5.00%	12/01/2033	90	93,640
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	115	115,935
				84,340,237
Puerto Rico–3.96%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	560	569,190
Series 2002, RB	5.63%	05/15/2043	4,655	4,726,392
Series 2005 A, RB(g)	0.00%	05/15/2050	52,200	10,996,201
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	8,152	6,036,085
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,442	1,476,311
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	6,419	6,859,043
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	8,667	9,631,415
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	6,307	6,459,547
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	1,175	1,195,029
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,209	2,213,101
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	10,294	9,991,180
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	2,001	1,806,400
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 04/27/2020; Cost $1,030,863) (INS - NATL)(b)(h)	5.00%	07/01/2033	1,040	1,042,486
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2029	17,000	15,330,328
Series 2018 A-1, RB(g)	0.00%	07/01/2031	650	547,173
Series 2018 A-1, RB(g)	0.00%	07/01/2033	5,000	3,888,049
Series 2018 A-1, RB(g)	0.00%	07/01/2046	4,850	1,744,596
Series 2019 A-2, RB	4.33%	07/01/2040	2,874	2,879,945
				87,392,471
Rhode Island–0.98%
Providence (City of), RI Public Building Authority (Various Capital); Series 2011 A, RB (INS - AGI)(b)	5.88%	06/15/2026	110	110,268
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–(continued)
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2026	$1,375	$1,377,482
Series 2015 A, Ref. RB	5.00%	06/01/2027	900	901,667
Series 2015 A, Ref. RB	5.00%	06/01/2028	1,080	1,084,157
Series 2015 A, Ref. RB	5.00%	06/01/2035	12,500	12,508,576
Series 2015 A, Ref. RB	5.00%	06/01/2040	5,650	5,651,112
				21,633,262
South Carolina–1.16%
South Carolina (State of) Housing Finance & Development Authority;
Series 2023 B, RB	6.00%	01/01/2054	2,225	2,483,575
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	985	1,141,239
Series 2025 B, RB (CEP - GNMA)	6.50%	07/01/2055	9,930	11,567,783
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.25%	11/15/2039	900	964,533
South Carolina (State of) Jobs-Economic Development Authority (Bon Secours Mercy Health); Series 2025, Ref. RB(d)	5.00%	11/01/2032	1,500	1,699,650
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes); Series 2013, RB	5.00%	05/01/2028	785	785,206
South Carolina (State of) Public Service Authority;
Series 2016 A, Ref. RB	5.00%	12/01/2038	560	562,560
Series 2016 B, Ref. RB	5.00%	12/01/2046	6,250	6,285,005
				25,489,551
South Dakota–0.21%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	15	15,009
South Dakota (State of) Housing Development Authority; Series 2025 A, Ref. RB (CEP - GNMA)	6.50%	11/01/2055	3,980	4,615,950
				4,630,959
Tennessee–0.63%
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(c)	4.25%	11/01/2030	1,500	1,505,308
Nashville (City of), TN Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(c)	4.50%	06/01/2028	1,110	1,123,710
New Memphis Arena Public Building Authority (City of Memphis) (Social Bonds);
Series 2021, RB(g)	0.00%	04/01/2036	1,200	796,896
Series 2021, RB(g)	0.00%	04/01/2037	1,375	865,086
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.); Series 2014, RB	5.00%	12/01/2029	525	525,332
Tennergy Corp.; Series 2022 A, RB(d)	5.50%	12/01/2030	8,300	9,046,777
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	95	96,178
				13,959,287
Texas–10.17%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(c)	5.00%	06/15/2035	1,085	1,164,823
Arlington Higher Education Finance Corp. (UME Preparatory Academy);
Series 2017 A, RB	4.55%	08/15/2028	60	60,470
Series 2017 A, RB	5.00%	08/15/2038	115	115,646
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	6.63%	03/01/2029	635	635,678
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,000	1,011,512
Austin (City of), TX; Series 2025, Ref. GO Bonds	5.00%	09/01/2039	1,500	1,734,440
Austin Convention Enterprises, Inc.; Series 2017, Ref. RB	5.00%	01/01/2033	1,200	1,210,044
Board of Regents of the University of Texas System; Series 2026 A, Ref. RB	5.00%	08/15/2043	2,000	2,266,374
Brooks Development Authority;
Series 2025 B, Ref. RB(c)(d)	5.00%	08/15/2032	1,000	1,064,538
Series 2025 C, Ref. RB(c)(d)	5.00%	08/15/2028	1,000	1,030,094
Cleburne Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2035	4,480	4,486,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2022 A, RB	4.00%	08/15/2033	$535	$557,354
Series 2022 A, RB	4.00%	08/15/2034	555	574,602
Series 2022 A, RB	4.00%	08/15/2035	410	422,257
Conroe Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2049	750	713,374
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2025 A-1, RB(a)	5.25%	11/01/2039	1,000	1,136,907
Dallas (City of), TX Independent School District; Series 2026 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	5,000	5,764,074
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(c)	5.00%	04/01/2028	760	760,424
Far North Fort Worth Municipal Utility District No. 1;
Series 2025, GO Bonds (INS - AGI)(b)	4.13%	09/01/2043	380	381,086
Series 2025, GO Bonds (INS - AGI)(b)	4.13%	09/01/2044	450	444,995
Godley Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2035	2,640	2,641,713
Grand Parkway Transportation Corp. (TELA Supported); Series 2018 A, RB	5.00%	10/01/2037	2,000	2,084,224
Harris (County of), TX Flood Control District (Green Bonds); Series 2022 A, GO Bonds	4.25%	10/01/2047	5,000	5,005,333
Harris County Cultural Education Facilities Finance Corp. (Brazos Presbyterian Homes, Inc.); Series 2013 A, RB	5.00%	01/01/2033	65	65,044
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital); Series 2026 A, Ref. RB	5.00%	12/01/2036	2,000	2,380,119
Harris County Cultural Education Facilities Finance Corp. (YMCA of the Greater Houston Area); Series 2013 A, Ref. RB	5.00%	06/01/2028	955	953,937
Houston (City of), TX;
Series 2023 A, Ref. RB (INS - AGI)(a)(b)	5.25%	07/01/2039	2,000	2,238,095
Series 2024 B, RB(a)	5.50%	07/15/2036	2,790	3,100,953
Series 2025, GO Bonds	5.00%	03/01/2043	2,650	2,927,189
Series 2025, GO Bonds	5.00%	03/01/2044	3,390	3,706,783
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(a)	4.00%	07/15/2041	15,000	14,198,136
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2021 A, RB(a)	4.00%	07/01/2041	3,500	3,313,204
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2024 B, RB(a)	5.50%	07/15/2035	12,000	13,421,730
Series 2024 B, RB(a)	5.50%	07/15/2039	10,615	11,636,879
Houston Higher Education Finance Corp. (KIPP, Inc.); Series 2015, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	250	250,429
La Salle (County of), TX; Series 2018, Ref. GO Bonds(d)(f)	5.00%	03/01/2027	4,110	4,221,180
Leander (City of), TX;
Series 2025, GO Bonds	5.00%	08/15/2039	750	863,743
Series 2025, GO Bonds	5.00%	08/15/2040	600	685,041
Lewisville Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2041	2,500	2,565,565
Love Field Airport Modernization Corp.; Series 2021, Ref. RB (INS - AGI)(a)(b)	4.00%	11/01/2039	2,935	2,953,992
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2024, RB (INS - AGI)(b)	5.00%	05/15/2049	5,750	6,095,269
Midland Independent School District; Series 2024, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2041	3,500	3,585,258
Mission Economic Development Corp. (Green Bonds); Series 2025, RB(a)(d)	5.00%	06/01/2030	2,125	2,228,233
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	10,060	10,101,524
New Hope Cultural Education Facilities Finance Corp.; Series 2025 A, RB	5.50%	10/01/2035	4,695	5,051,276
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	4.00%	07/01/2028	1,630	1,632,359
Series 2016, Ref. RB	5.00%	07/01/2036	2,760	2,768,817
Series 2016, Ref. RB	5.00%	07/01/2046	40	39,078
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGI)(b)	5.00%	04/01/2046	140	140,018
New Hope Cultural Education Facilities Finance Corp. (Children Health System); Series 2025, RB	5.00%	08/15/2037	2,275	2,631,419
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center);
Series 2021, Ref. RB(c)	4.00%	08/15/2028	540	540,005
Series 2021, Ref. RB(c)	4.00%	08/15/2030	1,405	1,401,466
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford); Series 2016 A, RB	5.00%	11/15/2026	85	84,985
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2029	2,105	2,136,640
Series 2018, Ref. RB	5.00%	10/01/2030	2,210	2,243,994
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.);
Series 2014, RB	5.25%	01/01/2029	$945	$946,371
Series 2014, RB	5.50%	01/01/2035	1,400	1,402,019
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - AGI)(b)	4.00%	01/01/2034	750	756,974
Port Arthur (Port of), TX Navigation District; Subseries 2010 D, VRD RB(e)	1.70%	11/01/2040	10,000	10,000,000
Port Beaumont Navigation District (Jefferson Gulf Coast Energy);
Series 2021, RB(a)(c)	2.13%	01/01/2028	575	556,628
Series 2021, RB(a)(c)	2.25%	01/01/2029	800	763,971
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2036	1,960	1,963,612
San Antonio (City of), TX;
Series 2015, RB(a)	5.00%	07/01/2045	5,000	5,002,571
Series 2019 A, Ref. RB(a)	5.00%	07/01/2032	2,380	2,549,271
Series 2022, RB	4.00%	02/01/2041	1,330	1,365,203
San Antonio Education Facilities Corp. (University of the Incarnate Word); Series 2025, RB	5.25%	10/01/2038	4,705	5,114,795
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2045	5,605	5,523,907
Texas (State of);
Series 2012 B, VRD GO Bonds(e)	1.75%	12/01/2042	1,610	1,610,000
Series 2018, VRD GO Bonds(e)	1.75%	12/01/2049	3,930	3,930,000
Series 2023 A, GO Bonds(a)	4.00%	08/01/2040	1,865	1,901,112
Texas (State of) Department of Housing & Community Affairs; Series 2023 B, RB (CEP - GNMA)	4.80%	07/01/2043	2,550	2,655,735
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2034	1,400	1,021,951
Series 2019, RB(g)	0.00%	08/01/2035	2,050	1,417,554
Series 2019, RB(g)	0.00%	08/01/2036	1,500	983,032
Texas (State of) Water Development Board;
Series 2017 A, RB	4.00%	10/15/2042	5,000	5,020,067
Series 2024 A, RB	4.13%	10/15/2047	10,000	9,829,764
Texas (State of) Water Development Board (Master Trust); Series 2022, RB	5.00%	10/15/2047	5,720	6,045,937
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	1,585	1,631,784
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2031	3,250	3,565,299
Texas Private Activity Bond Surface Transportation Corp.; Series 2023, Ref. RB(a)	5.38%	06/30/2039	3,115	3,315,209
				224,301,744
Utah–1.28%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(c)	3.50%	03/01/2036	2,000	1,870,779
Mida Mountain Village Public Infrastructure District;
Series 2025-1, RB(c)	5.25%	06/01/2045	1,000	1,026,085
Series 2025-2, RB(c)(k)	5.00%	06/01/2035	475	378,632
Military Installation Development Authority;
Series 2021 A-1, RB	4.00%	06/01/2036	500	500,068
Series 2021 A-1, RB	4.00%	06/01/2041	1,000	967,247
Series 2021 A-2, RB	4.00%	06/01/2036	5,250	5,225,387
Salt Lake City (City of), UT;
Series 2018 A, RB(a)	5.00%	07/01/2033	3,500	3,671,012
Series 2018 B, RB	5.00%	07/01/2038	1,000	1,046,771
Utah Housing Corp.;
Series 2024 E, RB (CEP - GNMA)	6.00%	07/01/2054	4,760	5,360,928
Series 2025 A, RB (CEP - GNMA)	6.50%	07/01/2055	1,950	2,211,682
West Jordan (City of), UT Municipal Building Authority; Series 2016, RB	4.00%	10/01/2038	6,020	6,043,925
				28,302,516
Vermont–0.04%
Burlington (City of), VT; Series 2014 A, Ref. RB (INS - AGI)(b)	5.00%	07/01/2030	855	856,175
University of Vermont and State Agricultural College; Series 2015, Ref. RB	5.00%	10/01/2045	50	50,020
				906,195
Virgin Islands–0.08%
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2035	1,600	1,862,246
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–0.95%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2038	$1,000	$1,016,891
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge); Series 2019 A, RB	5.00%	01/01/2034	750	765,649
Virginia (Commonwealth of) Housing Development Authority; Series 2013 F, RB	5.35%	10/01/2043	730	730,471
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2022, Ref. RB(a)	5.00%	01/01/2033	2,295	2,533,534
Series 2022, Ref. RB(a)	5.00%	07/01/2036	4,000	4,308,628
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(a)	5.00%	06/30/2042	2,395	2,496,006
Series 2022, Ref. RB(a)	5.00%	12/31/2047	1,820	1,848,712
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2018, Ref. RB	5.00%	09/01/2028	150	154,662
Series 2018, Ref. RB	5.00%	09/01/2030	455	469,118
Series 2023, RB	6.25%	09/01/2030	4,000	4,041,198
Virginia Small Business Financing Authority (Transform 66 P3 Project); Series 2017, RB(a)	5.00%	12/31/2047	2,585	2,588,574
				20,953,443
Washington–1.86%
Kalispel Tribe of Indians;
Series 2018 A, RB(c)	5.00%	01/01/2032	70	71,642
Series 2018 B, RB(c)	5.00%	01/01/2032	100	102,346
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	5	5,003
Seattle (Port of), WA;
Series 2015 C, RB(a)	5.00%	04/01/2040	1,465	1,466,053
Series 2017 C, RB(a)	5.25%	05/01/2042	2,000	2,034,414
Series 2022 B, Ref. RB(a)	5.00%	08/01/2037	3,000	3,315,024
Tacoma (City of), WA; Series 2013 A, Ref. RB	4.00%	01/01/2042	2,160	2,160,231
Vancouver (City of), WA Downtown Redevelopment Authority (Conference Center); Series 2013, Ref. RB	4.50%	01/01/2044	60	60,035
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2034	1,000	1,107,890
Washington (State of) (Bid Group 3); Series 2022 C, GO Bonds	5.00%	02/01/2046	5,000	5,309,174
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	4.00%	07/01/2031	2,365	2,469,139
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2015, Ref. RB	5.00%	07/01/2030	500	500,394
Washington (State of) Health Care Facilities Authority (Multicare Health System); Series 2015 A, RB	5.00%	08/15/2045	1,195	1,195,296
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2028	120	120,375
Series 2014 D, Ref. RB	5.00%	10/01/2038	100	100,131
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center);
Series 2017, Ref. RB	5.00%	08/15/2032	1,500	1,550,452
Series 2017, Ref. RB	5.00%	08/15/2037	1,360	1,394,332
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(b)(c)	5.00%	07/01/2040	1,000	1,090,268
Series 2025, RB (INS - BAM)(b)(c)	5.00%	07/01/2045	2,750	2,867,064
Series 2025, Ref. RB	4.88%	01/01/2036	4,000	4,083,818
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(c)	5.00%	07/01/2031	1,350	1,354,002
Series 2016 A, Ref. RB(c)	5.00%	07/01/2036	1,450	1,452,291
Washington (State of) Housing Finance Commission (The Hearthstone); Series 2018 A, Ref. RB(c)	5.00%	07/01/2038	830	714,557
Washington (State of) Housing Finance Commission (Transforming Age);
Series 2019 A, RB(c)	5.00%	01/01/2034	745	770,037
Series 2019 A, RB(c)	5.00%	01/01/2039	2,895	2,957,683
Series 2019, RB(c)	5.00%	01/01/2044	2,780	2,783,774
				41,035,425
West Virginia–0.24%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(c)	5.50%	06/01/2037	5,000	5,079,234
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Intermediate Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–(continued)
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2018, RB(a)(c)(i)	8.75%	02/01/2036	$640	$153,600
				5,232,834
Wisconsin–2.70%
Appleton Redevelopment Authority; Series 2001, VRD RB (LOC - Thrivent Finl Lutherans)(e)(j)	1.70%	06/01/2036	5,500	5,500,000
Washington (City of), WI; Series 2025, GO Bonds (INS - BAM)(b)	5.00%	03/01/2037	1,365	1,578,069
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2032	5,100	3,836,065
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016 A, Ref. RB	4.00%	11/15/2036	2,000	2,002,391
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community);
Series 2017, Ref. RB	5.00%	06/01/2030	1,560	1,603,064
Series 2017, Ref. RB	5.00%	06/01/2032	1,720	1,762,642
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Coporation Obligated Group); Series 2026, Ref. RB	5.00%	12/01/2041	1,115	1,247,416
Wisconsin (State of) Public Finance Authority;
Series 2012 B, Ref. RB(a)	5.00%	07/01/2042	3,500	3,501,763
Series 2012 C, Ref. RB(a)	5.00%	07/01/2042	1,000	1,000,504
Series 2016, RB(c)	5.13%	02/01/2046	5,195	5,194,729
Series 2020, Ref. RB	5.00%	06/01/2036	2,410	2,584,010
Series 2026, RB(a)(c)(d)	6.00%	01/01/2031	1,500	1,536,593
Wisconsin (State of) Public Finance Authority (21st Century Public Academy); Series 2020 A, RB(c)	3.75%	06/01/2030	335	324,037
Wisconsin (State of) Public Finance Authority (ACTS Retirement-Life Community); Series 2020 A, RB	4.00%	11/15/2037	600	613,613
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(c)	4.63%	06/01/2036	160	160,070
Wisconsin (State of) Public Finance Authority (Beyond Boone, LLC - Appalachian State University); Series 2019 A, RB (INS - AGI)(b)	5.00%	07/01/2034	800	838,954
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(g)	0.00%	02/01/2031	3,357	2,394,429
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2035	2,000	2,101,575
Wisconsin (State of) Public Finance Authority (Community School of Davidson); Series 2018, RB	5.00%	10/01/2033	1,945	1,993,570
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(c)	6.13%	02/01/2039	465	465,162
Series 2022 A, RB(c)	6.13%	02/01/2039	485	485,169
Wisconsin (State of) Public Finance Authority (Goodwill Industries of Southern Nevada, Inc.); Series 2019 A, RB	5.50%	12/01/2038	1,684	1,683,747
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(c)	4.38%	06/15/2029	2,155	2,156,841
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(c)(i)	6.25%	01/01/2038	3,250	1,462,500
Wisconsin (State of) Public Finance Authority (Miami Worldcenter); Series 2024 A, RB(c)	5.00%	06/01/2041	2,000	2,047,099
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.20%	12/01/2037	4,000	4,104,522
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	3,099	3,112,317
Wisconsin (State of) Public Finance Authority (Southminster); Series 2018, RB(c)	5.00%	10/01/2043	500	505,030
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,655	3,744,150
				59,540,031
Total Municipal Obligations (Cost $2,135,582,896)				2,176,843,521
			Shares
Exchange-Traded Funds–1.36%
Invesco Intermediate Municipal ETF(l)			540,019	28,375,299
Invesco Rochester High Yield Municipal ETF(l)			32,505	1,673,032
Total Exchange-Traded Funds (Cost $29,446,902)				30,048,331
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Intermediate Term Municipal Income Fund

	Shares	Value

Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(m)	24,000	$36,000
TOTAL INVESTMENTS IN SECURITIES(n)–100.11% (Cost $2,165,029,798)		2,206,927,852
OTHER ASSETS LESS LIABILITIES–(0.11)%		(2,414,118)
NET ASSETS–100.00%		$2,204,513,734
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $214,781,689, which represented 9.74% of the Fund’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Zero coupon bond issued at a discount.
(h)	Restricted security. The aggregate value of these securities at February 28, 2026 was $4,265,003, which represented less than 1% of the Fund’s Net Assets.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $2,242,452, which represented less than 1% of the Fund’s Net Assets.

(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$-	$27,790,021	$-	$585,278	$-	$28,375,299	$372,404
Invesco Rochester High Yield Municipal ETF*	877,166	784,864	-	11,595	-	1,673,032	59,171
Total	$877,166	$28,574,885	$-	$596,873	$-	$30,048,331	$431,575

*	Includes return of capital distribution.

(m)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(n)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.68%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Intermediate Term Municipal Income Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $2,135,582,896)	$2,176,879,521
Investments in affiliates, at value (Cost $29,446,902)	30,048,331
Receivable for:
Investments sold	3,932,576
Fund shares sold	1,330,936
Interest	26,547,305
Investments matured, at value (Cost $2,925,272)	13,124
Investment for trustee deferred compensation and retirement plans	117,014
Other assets	541,119
Total assets	2,239,409,926
Liabilities:
Payable for:
Investments purchased	1,186,650
Dividends	2,432,072
Fund shares reacquired	1,202,284
Amount due to custodian	29,237,967
Accrued fees to affiliates	527,212
Accrued interest expense	28,845
Accrued trustees’ and officers’ fees and benefits	3,610
Accrued other operating expenses	154,268
Trustee deferred compensation and retirement plans	123,284
Total liabilities	34,896,192
Net assets applicable to shares outstanding	$2,204,513,734
Net assets consist of:
Shares of beneficial interest	$2,313,082,811
Distributable earnings (loss)	(108,569,077)
$2,204,513,734
Net Assets:
Class A	$1,239,850,890
Class C	$23,562,222
Class Y	$699,904,205
Class R6	$241,196,417
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	117,001,028
Class C	2,229,507
Class Y	66,098,764
Class R6	22,784,665
Class A:
Net asset value per share	$10.60
Maximum offering price per share (Net asset value of $10.60 ÷ 97.50%)	$10.87
Class C:
Net asset value and offering price per share	$10.57
Class Y:
Net asset value and offering price per share	$10.59
Class R6:
Net asset value and offering price per share	$10.59
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Intermediate Term Municipal Income Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$93,269,824
Dividends from affiliates	431,575
Total investment income	93,701,399
Expenses:
Advisory fees	8,375,810
Administrative services fees	294,220
Custodian fees	13,306
Distribution fees:
Class A	3,074,515
Class C	266,115
Interest, facilities and maintenance fees	717,901
Transfer agent fees — A, C and Y	1,244,124
Transfer agent fees — R6	35,590
Trustees’ and officers’ fees and benefits	38,554
Registration and filing fees	154,644
Reports to shareholders	95,758
Professional services fees	102,884
Other	31,742
Total expenses	14,445,163
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(38,613)
Net expenses	14,406,550
Net investment income	79,294,849
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(669,701))	(5,816,515)
Change in net unrealized appreciation of:
Unaffiliated investment securities	28,458,637
Affiliated investment securities	596,873
29,055,510
Net realized and unrealized gain	23,238,995
Net increase in net assets resulting from operations	$102,533,844
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Intermediate Term Municipal Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$79,294,849	$72,296,973
Net realized gain (loss)	(5,816,515)	(10,514,882)
Change in net unrealized appreciation	29,055,510	19,999,112
Net increase in net assets resulting from operations	102,533,844	81,781,203
Distributions to shareholders from distributable earnings:
Class A	(43,461,523)	(44,665,028)
Class C	(740,278)	(1,123,633)
Class Y	(23,482,570)	(16,107,159)
Class R6	(9,004,363)	(9,295,544)
Total distributions from distributable earnings	(76,688,734)	(71,191,364)
Share transactions–net:
Class A	(78,469,559)	(12,427,884)
Class C	(8,853,056)	(18,200,334)
Class Y	207,996,569	75,676,140
Class R6	(22,049,919)	22,641,230
Net increase in net assets resulting from share transactions	98,624,035	67,689,152
Net increase in net assets	124,469,145	78,278,991
Net assets:
Beginning of year	2,080,044,589	2,001,765,598
End of year	$2,204,513,734	$2,080,044,589
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Intermediate Term Municipal Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$10.48	$0.38	$0.11	$0.49	$(0.37)	$10.60	4.78%	$1,239,851	0.78%	0.78%	0.75%	3.66%	31%
Year ended 02/28/25	10.42	0.36	0.05	0.41	(0.35)	10.48	4.05	1,306,365	0.82	0.82	0.75	3.45	24
Year ended 02/29/24	10.25	0.34	0.18	0.52	(0.35)	10.42	5.18	1,312,160	0.85	0.85	0.77	3.29	23
Year ended 02/28/23	11.12	0.30	(0.90)	(0.60)	(0.27)	10.25	(5.37)	1,313,246	0.83	0.83	0.76	2.86	37
Year ended 02/28/22	11.41	0.25	(0.28)	(0.03)	(0.26)	11.12	(0.33)	1,588,653	0.79	0.79	0.74	2.21	11
Class C
Year ended 02/28/26	10.45	0.30	0.11	0.41	(0.29)	10.57	4.01	23,562	1.53	1.53	1.50	2.91	31
Year ended 02/28/25	10.39	0.28	0.06	0.34	(0.28)	10.45	3.28	32,286	1.57	1.57	1.50	2.70	24
Year ended 02/29/24	10.22	0.26	0.19	0.45	(0.28)	10.39	4.44	50,309	1.60	1.60	1.52	2.54	23
Year ended 02/28/23	11.09	0.22	(0.90)	(0.68)	(0.19)	10.22	(6.11)	63,378	1.58	1.58	1.51	2.11	37
Year ended 02/28/22	11.38	0.17	(0.29)	(0.12)	(0.17)	11.09	(1.08)	90,660	1.54	1.54	1.49	1.46	11
Class Y
Year ended 02/28/26	10.47	0.40	0.11	0.51	(0.39)	10.59	5.04	699,904	0.53	0.53	0.50	3.91	31
Year ended 02/28/25	10.41	0.39	0.05	0.44	(0.38)	10.47	4.32	480,167	0.57	0.57	0.50	3.70	24
Year ended 02/29/24	10.24	0.36	0.19	0.55	(0.38)	10.41	5.44	402,064	0.60	0.60	0.52	3.54	23
Year ended 02/28/23	11.11	0.32	(0.89)	(0.57)	(0.30)	10.24	(5.14)	528,911	0.58	0.58	0.51	3.11	37
Year ended 02/28/22	11.40	0.28	(0.28)	0.00	(0.29)	11.11	(0.08)	677,149	0.54	0.54	0.49	2.46	11
Class R6
Year ended 02/28/26	10.47	0.41	0.11	0.52	(0.40)	10.59	5.09	241,196	0.48	0.48	0.45	3.96	31
Year ended 02/28/25	10.41	0.39	0.06	0.45	(0.39)	10.47	4.36	261,227	0.52	0.52	0.45	3.75	24
Year ended 02/29/24	10.24	0.37	0.18	0.55	(0.38)	10.41	5.51	237,232	0.54	0.54	0.46	3.60	23
Year ended 02/28/23	11.11	0.35	(0.92)	(0.57)	(0.30)	10.24	(5.07)	481	0.51	0.51	0.44	3.18	37
Year ended 02/28/22	11.40	0.29	(0.29)	0.00	(0.29)	11.11	(0.01)	4,187	0.47	0.47	0.42	2.53	11

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
28
Invesco Intermediate Term Municipal Income Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Intermediate Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
29
Invesco Intermediate Term Municipal Income Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
30
Invesco Intermediate Term Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $250 million	0.450%
Next $250 million	0.425%
Next $4 billion	0.333%
Over $5 billion	0.310%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $36,736.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $35,459 in front-end sales commissions from the sale of Class A shares and $128,580 and $831 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
31
Invesco Intermediate Term Municipal Income Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,176,843,521	$—	$2,176,843,521
Exchange-Traded Funds	30,048,331	—	—	30,048,331
Common Stocks & Other Equity Interests	—	—	36,000	36,000
Total Investments in Securities	30,048,331	2,176,843,521	36,000	2,206,927,852
Other Investments - Assets
Investments Matured	—	13,124	—	13,124
Total Investments	$30,048,331	$2,176,856,645	$36,000	$2,206,940,976
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $46,102,364 and securities sales of $28,024,423, which resulted in net realized gains (losses) of $(669,701).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,877.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended February 28, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$472,956	$196,485
Ordinary income-tax-exempt	76,215,778	70,994,879
Total distributions	$76,688,734	$71,191,364

*	Includes short-term capital gain distributions, if any.

32
Invesco Intermediate Term Municipal Income Fund

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$4,384,976
Net unrealized appreciation — investments	41,797,546
Temporary book/tax differences	(70,701)
Capital loss carryforward	(154,680,898)
Shares of beneficial interest	2,313,082,811
Total net assets	$2,204,513,734
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$77,965,570	$76,715,328	$154,680,898
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $737,919,718 and $643,288,344, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$66,724,627
Aggregate unrealized (depreciation) of investments	(24,927,081)
Net unrealized appreciation of investments	$41,797,546
Cost of investments for tax purposes is $2,165,143,430.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was decreased by $26,658 and undistributed net realized gain (loss) was increased by $26,658. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	24,401,171	$252,575,945	30,922,544	$322,796,522
Class C	497,590	5,142,712	389,128	4,053,031
Class Y	39,499,898	407,333,015	19,733,906	205,598,463
Class R6	5,950,784	61,508,524	7,646,424	79,661,432
Issued as reinvestment of dividends:
Class A	3,057,135	31,651,147	3,057,105	31,858,731
Class C	57,811	596,584	86,219	895,841
Class Y	1,224,423	12,683,999	929,372	9,680,768
Class R6	717,399	7,419,681	750,173	7,810,289
Automatic conversion of Class C shares to Class A shares:
Class A	648,282	6,703,752	1,053,918	11,004,094
Class C	(649,879)	(6,703,752)	(1,056,742)	(11,004,094)
33
Invesco Intermediate Term Municipal Income Fund

Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(35,796,084)	$(369,400,403)	(36,256,460)	$(378,087,231)
Class C	(765,623)	(7,888,600)	(1,169,330)	(12,145,112)
Class Y	(20,492,398)	(212,020,445)	(13,406,591)	(139,603,091)
Class R6	(8,844,767)	(90,978,124)	(6,226,401)	(64,830,491)
Net increase in share activity	9,505,742	$98,624,035	6,453,265	$67,689,152

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 70% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

34
Invesco Intermediate Term Municipal Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Intermediate Term Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Intermediate Term Municipal Income Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
35
Invesco Intermediate Term Municipal Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.38%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
36
Invesco Intermediate Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
37
Invesco Intermediate Term Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-ITMI-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Limited Term California Municipal Fund
Nasdaq:
A: OLCAX ■ C: OLCCX ■ Y: OLCYX ■ R6: IORLX

2	Schedule of Investments
13	Financial Statements
16	Financial Highlights
17	Notes to Financial Statements
23	Report of Independent Registered Public Accounting Firm
24	Tax Information
25	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–100.51%
California–99.10%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$700	$711,541
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,014
Anaheim (City of), CA Housing & Public Improvements Authority (Water System); Series 2024, RB, VRD (LOC - Bank of America, N.A.)(b)(c)	0.63%	10/01/2054	10,000	10,000,000
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	25	25,122
Burbank-Glendale-Pasadena Airport Authority; Series 2024 B, RB(d)	5.25%	07/01/2040	2,250	2,551,568
California (State of);
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	20	20,168
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	5	5,042
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	5	5,014
Series 1997, GO Bonds	5.13%	10/01/2027	10	10,024
Series 2000, GO Bonds	5.63%	05/01/2026	10	10,044
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,012
Series 2002, GO Bonds (INS -SGI)(a)	5.00%	10/01/2028	5	5,012
Series 2021, Ref. GO Bonds	5.00%	09/01/2041	7,200	7,954,104
Series 2023, GO Bonds	5.00%	10/01/2045	5,000	5,467,587
Series 2025, GO Bonds	5.00%	08/01/2045	3,000	3,358,931
Series 2025, GO Bonds	5.00%	11/01/2045	5,000	5,557,289
Series 2025, Ref. GO Bonds	5.00%	08/01/2045	9,750	10,916,525
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(e)	5.25%	04/01/2030	1,930	2,082,268
Series 2024 F, RB(e)	5.00%	11/01/2032	15,000	16,477,227
Series 2024, RB(e)	5.00%	04/01/2032	5,000	5,454,475
Series 2024, RB(e)	5.00%	08/01/2032	2,500	2,636,732
Series 2024, RB(e)	5.00%	10/01/2032	10,000	10,825,886
Series 2025 E, RB(e)	5.00%	05/01/2035	5,000	5,604,740
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(e)	5.25%	10/01/2031	5,000	5,376,123
Series 2023 D, RB(e)	5.50%	11/01/2028	5,000	5,328,323
Series 2025, RB(e)	5.00%	07/01/2034	10,000	10,662,683
Series 2026, RB	5.00%	03/01/2036	10,000	10,908,514
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	150	150,348
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	625,504
California (State of) County Tobacco Securitization Agency; Series 2007 A, RB	5.00%	06/01/2036	3,780	3,761,743
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	4,110	4,141,316
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	660	661,209
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	5,205	4,641,951
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	345	345,551
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	165	165,206
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	6,000	6,076,388
California (State of) Educational Facilities Authority (Loma Linda University);
Series 2017 A, Ref. RB	5.00%	04/01/2030	710	726,573
Series 2017 A, Ref. RB	5.00%	04/01/2047	1,000	1,005,013
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(f)	6.00%	06/01/2043	4,690	4,730,565
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(f)	5.00%	06/01/2034	$1,000	$1,069,001
Series 2024 A, RB(f)	5.00%	06/01/2044	2,300	2,345,473
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(f)	5.00%	06/01/2034	500	534,902
Series 2024, RB(f)	5.00%	06/01/2044	750	764,468
California (State of) Health Facilities Financing Authority (Cedars-Sinai Health System); Series 2021 A, Ref. RB	4.00%	08/15/2040	1,900	1,958,841
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	1,758,421
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	4,960	4,930,285
California (State of) Health Facilities Financing Authority (CommonSpirit Health);
Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,545,981
Series 2020, Ref. RB(e)(g)	4.00%	04/01/2030	35	37,873
California (State of) Health Facilities Financing Authority (On Lok Senior Health Services) (Social Bonds); Series 2020, Ref. RB	5.00%	08/01/2040	700	739,392
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	501,069
Series 2014 A, RB	5.00%	10/01/2030	700	701,478
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,424,913
Series 2014 B, RB	5.00%	10/01/2044	5,000	5,003,933
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2016 B, Ref. RB	5.00%	11/15/2046	8,000	8,076,086
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,561,839
California (State of) Housing Finance Agency; Series 2019 A-2, RB	4.00%	03/20/2033	7,613	7,930,517
California (State of) Housing Finance Agency (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	5,196	5,319,090
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(d)(e)(f)	12.00%	11/02/2026	1,445	780,300
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,530,762
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	927,005
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	753,936
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	927,088
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,041,252
California (State of) Infrastructure & Economic Development Bank(Brightline West Passenger Rail); Series 2025, RB(d)(e)(f)	3.50%	11/02/2026	10,000	10,003,450
California (State of) Municipal Finance Authority; Series 2026 A-1, RB	4.05%	07/20/2041	10,000	10,123,263
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,003,062
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(f)	5.00%	06/01/2048	1,500	1,461,110
California (State of) Municipal Finance Authority (Bold Program);
Series 2021 A, RB	4.00%	09/01/2051	1,500	1,338,744
Series 2021 B, RB	4.00%	09/01/2041	915	905,238
California (State of) Municipal Finance Authority (California Baptist University);
Series 2016 A, RB(f)	5.00%	11/01/2046	5,500	5,474,724
Series 2025 A, Ref. RB(f)	5.00%	11/01/2035	2,165	2,337,266
Series 2025 A, Ref. RB(f)	5.13%	11/01/2040	2,700	2,884,965
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,773,881
Series 2018, RB	5.00%	05/15/2037	2,500	2,604,993
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,255,940
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,122,887
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,335,227
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,001,010
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	2,660	2,711,188
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	$3,000	$3,058,864
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,464,775
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,563,499
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,035,236
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,525,767
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,809,272
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,060,367
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,028,472
Series 2017 A, Ref. RB	5.00%	02/01/2047	4,180	4,196,150
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,210,380
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2036	1,410	1,564,193
Series 2024, Ref. RB	5.00%	11/15/2037	10	11,025
Series 2024, Ref. RB	5.00%	11/15/2040	2,790	3,030,760
California (State of) Municipal Finance Authority (Humangood - California Obligated Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	5,021,120
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(d)	5.00%	12/31/2033	8,385	8,722,025
Series 2018 A, RB(d)	5.00%	12/31/2034	6,500	6,748,324
Series 2018 A, RB(d)	5.00%	12/31/2043	5,000	5,084,238
Series 2018, RB(d)	5.00%	12/31/2035	2,700	2,796,242
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,825	1,828,376
California (State of) Municipal Finance Authority (NCROC-Paradise Valley Estates); Series 2019, RB (INS - Cal-Mortgage)(a)	5.00%	01/01/2049	3,000	3,080,000
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	440,295
Series 2015, RB	5.00%	11/01/2035	1,100	1,100,520
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,009,484
Series 2017 A, RB	5.25%	11/01/2029	750	758,297
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018, RB(f)	5.00%	07/01/2038	600	607,571
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	400	414,847
California (State of) Municipal Finance Authority (Turning Point Schools); Series 2024, Ref. RB(f)	5.00%	06/01/2034	500	522,239
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(d)	4.00%	07/15/2029	15,430	15,735,560
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	3,150	3,178,591
California (State of) Pollution Control Financing Authority (Air Products & Chemicals, Inc.); Series 1997, VRD RB(b)	0.68%	03/01/2042	5,000	5,000,000
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(d)(f)(h)(i)	7.50%	07/01/2032	4,000	45,000
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(d)(f)(h)(i)	7.50%	07/01/2032	630	7,088
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(d)(f)	5.00%	07/01/2030	5,000	5,029,290
Series 2012, RB(d)(f)	5.00%	07/01/2037	1,000	1,003,823
Series 2012, RB(d)(f)	5.00%	11/21/2045	10,000	10,012,954
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.);
Series 2023, RB(d)(f)	5.00%	07/01/2036	1,000	1,107,991
Series 2023, RB(d)(f)	5.00%	07/01/2037	2,500	2,756,316
Series 2023, RB(d)(f)	5.00%	07/01/2038	2,500	2,736,870
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	07/01/2039	1,500	1,555,381
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(d)	5.50%	12/01/2026	1,030	1,050,821
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 C, RB(d)	4.25%	12/01/2027	3,000	3,064,470
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(f)	4.25%	07/01/2030	1,155	1,151,679
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(f)	6.25%	07/01/2054	7,900	8,167,669
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(f)	5.00%	11/15/2036	$500	$515,776
Series 2021, RB(f)	5.00%	11/15/2051	1,400	1,278,839
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(f)	5.00%	06/15/2040	1,060	1,063,883
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(f)	5.00%	07/01/2036	600	604,219
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2029	45	45,177
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,000
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	25	25,060
California (State of) Public Works Board (Various Capital); Series 2024, Ref. RB	5.00%	09/01/2038	1,500	1,767,417
California (State of) School Finance Authority; Series 2024 A, RB(f)	5.50%	06/01/2043	2,165	2,204,840
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(f)	5.00%	08/01/2040	3,000	3,046,961
California (State of) School Finance Authority (Classical Academies Oceanside);
Series 2017 A, Ref. RB(f)	4.00%	10/01/2027	800	806,116
Series 2017, Ref. RB(f)	5.00%	10/01/2037	1,485	1,509,734
Series 2020 A, RB(f)	5.00%	10/01/2050	2,000	1,962,276
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(f)(g)	5.50%	07/01/2027	220	223,523
Series 2017, RB(f)	5.50%	07/01/2027	150	151,528
Series 2017, RB(f)	6.25%	07/01/2037	1,295	1,318,369
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2019, RB(f)	5.00%	07/01/2043	2,000	2,001,761
Series 2024, RB(f)	5.00%	07/01/2031	295	322,485
Series 2024, RB(f)	5.00%	07/01/2032	310	337,777
Series 2024, RB(f)	5.00%	07/01/2033	325	352,494
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(f)	5.00%	07/01/2032	1,705	1,732,703
California (State of) School Finance Authority (KIPP LA);
Series 2015 A, RB(f)	5.00%	07/01/2035	500	500,504
Series 2019 A, RB(f)	5.00%	07/01/2054	3,150	3,123,910
California (State of) School Finance Authority (KIPP SoCal Public Schools); Series 2019 A, RB(f)	5.00%	07/01/2039	1,325	1,373,784
California (State of) School Finance Authority (Magnolia Public Schools); Series 2025, RN(f)	4.40%	12/01/2026	2,500	2,513,531
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(f)	5.00%	06/01/2039	740	741,121
California (State of) Statewide Communities Development Authority; Series 2020 B, RB	4.00%	09/02/2026	115	115,423
California (State of) Statewide Communities Development Authority (Community Facilities District); Series 2024, RB	5.00%	09/01/2044	400	418,321
California (State of) Statewide Communities Development Authority (Emanate Health); Series 2020 A, RB	4.00%	04/01/2039	5,420	5,540,927
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services);
Series 2017 A, Ref. RB	5.00%	04/01/2031	175	178,806
Series 2017 A, Ref. RB	5.00%	04/01/2047	3,390	3,400,608
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(d)	5.20%	06/01/2036	670	671,069
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	3,007,667
Series 2018 A, Ref. RB	5.00%	12/01/2053	2,000	2,010,831
Series 2018 A, Ref. RB	5.00%	12/01/2057	4,635	4,653,832
Series 2024 A, Ref. RB	5.00%	12/01/2039	2,345	2,696,375
Series 2024 A, Ref. RB	5.25%	12/01/2042	3,650	4,169,134
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2036	5,000	5,011,301
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,003,936
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts); Series 2019, RB(f)	5.00%	07/01/2029	1,495	1,533,378
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	$3,515	$3,519,685
Series 2021 C-1, RB	2.25%	09/02/2026	460	454,908
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,146,142
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC);
Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,506,849
Series 2016, Ref. RB	5.00%	05/15/2040	1,200	1,203,020
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,300	1,327,490
Series 2002 B, RB	6.00%	05/01/2043	750	751,763
Series 2002, RB	6.00%	05/01/2043	750	765,847
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	212,502
Central Valley Energy Authority;
Series 2025, RB(e)	5.00%	08/01/2035	5,000	5,553,579
Series 2026, RB	5.00%	08/01/2034	4,000	4,401,571
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,505,805
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,020
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,708,021
Downey (City of), CA Community Development Commission (Downey Redevelopment); Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	20	20,180
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	621,088
Series 2012, Ref. RB	5.00%	09/01/2027	790	791,658
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	293,656
Series 2017, RB	5.00%	09/01/2029	175	180,608
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2039	1,000	1,082,076
Series 2024, RB	5.00%	09/01/2044	2,210	2,306,437
Fresno (City of), CA; Series 2023 A, Ref. RB (INS - BAM)(a)(d)	5.00%	07/01/2053	6,570	6,702,202
Fresno (City of), CA Joint Powers Financing Authority (Master Lease); Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2032	500	515,023
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(g)	5.00%	06/01/2027	1,850	1,922,392
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	226,265
Series 2021, Ref. RB	4.00%	09/01/2028	255	262,422
Series 2021, Ref. RB	4.00%	09/01/2032	335	350,423
Series 2021, Ref. RB	4.00%	09/01/2035	400	412,073
Series 2021, Ref. RB	4.00%	09/01/2036	200	204,816
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,688,411
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,315,387
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	10	10,155
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,117,152
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,949
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	735	736,077
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,520,134
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,150,804
Independent Cities Finance Authority; Series 2014 A, Ref. RB	5.25%	05/15/2049	100	100,050
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2044	5,000	5,046,445
Irvine Ranch Water District; Series 2009 A, VRD RB (LOC - Bank of America, N.A.)(b)(c)	0.65%	10/01/2041	10,000	10,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	$100	$103,888
Series 2021 A, RB	4.00%	09/01/2033	100	103,160
Series 2021 A, RB	4.00%	09/01/2034	165	170,071
Series 2021 A, RB	4.00%	09/01/2036	180	184,209
Series 2021 A, RB	4.00%	09/01/2039	135	136,241
Series 2021 A, RB	4.00%	09/01/2040	140	140,583
Lake Elsinore (City of), CA (Nichols Ranch); Series 2024, RB	5.00%	09/01/2039	500	538,440
Long Beach (City of), CA; Series 2017 A, RB(d)	5.00%	05/15/2040	16,080	16,428,254
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	10	10,027
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	122,028
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,197
Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(d)	5.00%	05/15/2047	2,000	2,014,809
Series 2017, Sub. RB(d)	5.00%	05/15/2041	16,580	16,627,535
Series 2018 C, RB(d)	5.00%	05/15/2038	1,770	1,823,611
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(d)	5.00%	05/15/2048	1,625	1,652,451
Series 2020 C, RB(d)	5.00%	05/15/2045	5,000	5,189,990
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	4,000	4,050,142
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,635,168
Series 2017 C, RB	5.00%	07/01/2047	8,000	8,089,189
Los Angeles Unified School District (Election of 2004); Series 2025 A-1, GO Bonds	5.00%	07/01/2043	5,000	5,738,336
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	200	206,651
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	663,962
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGI)(a)	5.00%	09/01/2027	1,285	1,287,636
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	350,532
Series 2018 B, RB	5.00%	09/01/2033	250	257,744
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	324,891
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	515,739
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	486,244
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	617,523
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,017
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	302,808
Natomas Unified School District; Series 2020 A, GO Bonds (INS - AGI)(a)	4.00%	08/01/2045	4,000	3,996,108
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	655	646,058
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	660	661,205
Series 2013 A, Ref. RB	5.00%	09/01/2027	720	721,305
Series 2013 A, Ref. RB	5.00%	09/01/2028	780	781,367
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2031	230	251,107
Series 2024, RB	5.00%	09/01/2032	240	263,933
Series 2024, RB	5.00%	09/01/2033	250	277,349
Series 2024, RB	5.00%	09/01/2034	265	292,140
Series 2024, RB	5.00%	09/01/2039	525	566,179
Ontario Public Financing Authority;
Series 2026 B, RB	5.00%	10/01/2042	810	946,300
Series 2026 B, RB	5.00%	10/01/2043	750	863,815
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	1,000	1,002,655
Orange (County of), CA Community Facilities District No. 2016-1 (Village of Esencia); Series 2016 A, RB	5.00%	08/15/2031	1,350	1,363,448
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2026	$300	$301,612
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	319,997
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	260,659
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	285,881
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	307,224
Palm Springs Unified School District; Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,155,848
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,626,300
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,846,363
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	6,263,530
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,033,860
Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	1,025	1,026,131
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,822,645
Series 2013, Ref. RB	5.25%	09/01/2033	200	202,912
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	5	5,075
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,140
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	691,147
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	3,315	3,319,657
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	502,703
Riverside (City of), CA (Community Facilities District No. 92-1); Series 2005 A, RB	5.30%	09/01/2034	1,050	1,061,466
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	165	166,583
Riverside (County of), CA Public Financing Authority (Redevelopment Project Area No. 1, Desert Communities Development);
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2035	1,000	1,199,386
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2036	1,000	1,193,609
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2037	1,000	1,178,699
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	514,733
Series 2020, RB	4.00%	09/01/2037	500	507,574
Series 2020, RB	4.00%	09/01/2040	350	350,599
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	300,922
Series 2021, RB	4.00%	09/01/2036	305	310,602
Series 2021, RB	4.00%	09/01/2037	320	324,582
Series 2021, RB	4.00%	09/01/2038	330	332,927
Series 2021, RB	4.00%	09/01/2039	345	346,328
Series 2021, RB	4.00%	09/01/2040	190	190,558
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,701,780
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	4,067,901
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,587,809
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2026	440	440,754
Series 2013, RB	5.00%	09/01/2027	405	405,680
Series 2013, RB	5.00%	09/01/2028	500	500,829
Romoland School District Community Facilities No. 2022-2; Series 2024, RB	5.00%	09/01/2039	315	342,996
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1); Series 2024, RB	5.00%	09/01/2044	700	724,517
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	243,224
Series 2020, RB	4.00%	09/01/2035	275	282,480
Series 2020, RB	4.00%	09/01/2037	320	325,513
Roseville Joint Union High School District (Election of 2016); Series 2017 A, GO Bonds	4.00%	08/01/2045	10,000	9,923,573
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,798,427
Sacramento (City of), CA (Convention Center Complex); Series 2018, RB	5.00%	06/01/2048	3,000	3,083,360
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of), CA Area Flood Control Agency (Natomas Basin Local Assessment District); Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	$1,900	$1,902,717
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2026	455	455,610
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,539
Sacramento (County of), CA; Series 2018 C, Ref. RB(d)	5.00%	07/01/2037	6,000	6,230,362
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	596,027
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	10	10,024
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGI)(a)	5.00%	09/01/2028	285	285,671
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	100,562
Series 2021, Ref. RB	4.00%	09/01/2027	100	101,689
Series 2021, Ref. RB	4.00%	09/01/2028	100	102,716
Series 2021, Ref. RB	4.00%	09/01/2029	100	103,365
Series 2021, Ref. RB	4.00%	09/01/2030	100	103,666
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.13%	09/02/2026	205	207,429
Series 2013, Ref. RB	5.13%	09/02/2027	215	217,594
Series 2013, Ref. RB	5.25%	09/02/2028	225	227,847
Series 2013, Ref. RB	5.38%	09/02/2029	230	233,059
Series 2013, Ref. RB	5.38%	09/02/2030	240	242,987
Series 2013, Ref. RB	5.50%	09/02/2031	250	253,181
Series 2013, Ref. RB	5.50%	09/02/2032	270	273,347
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2027	610	611,125
Series 2013, Ref. RB	5.00%	09/01/2028	640	641,152
Series 2013, Ref. RB	5.00%	09/01/2030	720	721,191
San Diego (City of), CA Public Facilities Financing Authority; Series 2018 A, RB	5.00%	08/01/2043	1,880	1,963,763
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	20	20,039
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	5	5,150
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2018 D, RB(d)	5.00%	05/01/2048	5,000	5,058,280
Second Series 2024, Ref. RB(d)	5.25%	05/01/2044	4,250	4,654,034
Series 2016, RB(d)	5.00%	05/01/2046	10,000	10,010,850
Series 2017 A, RB(d)	5.00%	05/01/2047	3,630	3,656,044
Series 2018 D, RB(d)	5.00%	05/01/2043	13,015	13,357,719
Series 2019 A, RB(d)	5.00%	05/01/2036	5,000	5,317,739
Series 2019 A, Ref. RB(d)(e)(g)	5.00%	01/02/2029	1,335	1,412,001
Series 2019 E, RB(d)	5.00%	05/01/2045	3,000	3,077,662
Series 2019, Ref. RB(d)(e)(g)	5.00%	01/02/2029	1,875	1,900,245
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(f)	5.00%	09/01/2027	150	155,053
Series 2022 A, RB(f)	5.00%	09/01/2032	400	441,119
Series 2022 B, RB(f)	5.00%	09/01/2032	315	347,381
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	935,605
San Jose (City of), CA;
Series 2017 A, Ref. RB(d)	5.00%	03/01/2035	500	509,677
Series 2017 A, Ref. RB(d)	5.00%	03/01/2036	2,670	2,718,595
Series 2017 A, Ref. RB(d)	5.00%	03/01/2037	3,765	3,828,884
Series 2017 A, Ref. RB(d)	5.00%	03/01/2047	15,000	15,062,767
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(d)	6.10%	01/01/2031	25	25,018
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(d)	5.10%	12/01/2032	3,000	3,002,023
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	6,455	6,466,411
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGI)(a)	4.25%	10/15/2026	5	5,008
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	4.00%	08/01/2044	4,475	4,489,133
Santa Barbara (County of), CA; Series 2018 B, COP(d)	5.00%	12/01/2037	7,695	8,049,574
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(d)	5.85%	08/01/2031	$1,065	$1,068,225
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	3,240	3,241,756
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2027	785	786,380
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,172,079
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,606
Saugus Union School District Financing Authority; Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	264,951
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(j)	0.00%	06/01/2036	6,000	3,398,638
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,063
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGI)(a)	5.63%	08/01/2029	770	771,954
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,130,265
South San Francisco (City of), CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,425,239
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGI)(a)	4.00%	10/01/2034	500	500,415
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(e)	5.00%	09/01/2030	8,140	8,761,963
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,245,016
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,120,778
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,913,798
Series 2019, Ref. RB	5.00%	06/01/2048	12,605	12,595,643
Susanville (City of), CA (Natural Gas Enterprise Ref.); Series 2019, Ref. RB (INS - AGI)(a)	4.00%	06/01/2045	1,000	1,003,592
Tahoe-Truckee Unified School District; Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,027,954
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	221,117
Series 2021, Ref. RB	4.00%	09/01/2028	260	266,492
Series 2021, Ref. RB	4.00%	09/01/2030	300	309,852
Series 2021, Ref. RB	4.00%	09/01/2032	100	102,465
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,088,002
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,768,300
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	5	5,079
Series 2002, RB	6.25%	09/01/2032	25	25,063
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	29,253
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2026	470	475,786
Series 2013, Ref. RB	5.00%	09/01/2027	490	496,066
Series 2013, Ref. RB	5.00%	09/01/2028	515	521,616
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,161,958
University of California;
Series 2016 AR, Ref. RB	5.00%	05/15/2041	4,500	4,510,616
Series 2018 AZ, Ref. RB	5.00%	05/15/2048	6,500	6,687,066
Series 2025 BZ, Ref. RB	5.25%	05/15/2040	5,000	5,918,595
Series 2026 CE, Ref. RB	5.00%	11/15/2041	5,000	5,817,097
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	5	5,070
Series 2003 A, RB	6.13%	09/01/2034	30	30,431
Valley (City of), CA Sanitary District; Series 2005, RB	5.20%	09/02/2030	1,320	1,335,686
Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,927,301
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGI)(a)	5.13%	12/01/2031	20	20,052
				878,155,562
Puerto Rico–0.77%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,595	2,637,585
Series 2002, RB	5.63%	05/15/2043	335	340,138
PR Custodial Trust; Series 2003 A, GO(j)	0.00%	03/15/2049	144	14,398
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
PRHTA Custodial Trust;
Series 2022 G, RB(h)(j)	0.00%	12/06/2049	$19	$4,008
Series 2022 L, RB(h)(j)	0.00%	12/06/2049	265	58,140
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(j)	0.00%	07/01/2033	215	159,114
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	188,605
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	193,720
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1	101
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	355,371
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	152,669
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	129,085
Subseries 2022, RN(j)	0.00%	11/01/2043	110	75,034
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	197	192,727
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 09/30/2008-03/25/2024; Cost $208,689)(i)	6.63%	01/01/2027	193	192,978
Series 2023 A, RB (Acquired 09/30/2008; Cost $1,669,820)(i)	6.63%	01/01/2028	1,472	1,474,844
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4	4,027
Series 2018 A-1, RB(j)	0.00%	07/01/2046	5	1,799
Series 2018 A-1, RB(j)	0.00%	07/01/2051	5	1,316
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,900
Series 2018 A-1, RB	5.00%	07/01/2058	5	4,908
Series 2019 A-2, RB	4.54%	07/01/2053	46	43,161
Series 2019 A-2, RB	4.78%	07/01/2058	620	600,726
				6,828,354
Guam–0.53%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	1,115,295
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	3,460	3,531,487
				4,646,782
Northern Mariana Islands–0.10%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030	860	860,001
Virgin Islands–0.01%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2026	125	125,392
Total Municipal Obligations (Cost $881,626,004)				890,616,091
U.S. Dollar Denominated Bonds & Notes–0.01%
California–0.01%
CalPlant I LLC; Exit Facility (Cost $725,000)(f)(k)	15.00%	02/28/2027	725	142,257
			Shares
Common Stocks & Other Equity Interests–0.00%
Nevada–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(k)			12,000	18,000

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(k)			34,124	0
TOTAL INVESTMENTS IN SECURITIES(l)–100.52% (Cost $882,351,004)				890,776,348
OTHER ASSETS LESS LIABILITIES–(0.52)%				(4,651,594)
NET ASSETS–100.00%				$886,124,754
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Limited Term California Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security subject to the alternative minimum tax.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $103,266,719, which represented 11.65% of the Fund’s Net Assets.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $114,236, which represented less than 1% of the Fund’s Net Assets.

(i)	Restricted security. The aggregate value of these securities at February 28, 2026 was $1,719,910, which represented less than 1% of the Fund’s Net Assets.
(j)	Zero coupon bond issued at a discount.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(l)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Limited Term California Municipal Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $882,351,004)	$890,776,348
Cash	1,899,252
Receivable for:
Investments sold	130,000
Fund shares sold	985,156
Interest	11,326,798
Investments matured, at value (Cost $4,552,842)	58,342
Investment for trustee deferred compensation and retirement plans	51,581
Other assets	155,309
Total assets	905,382,786
Liabilities:
Payable for:
Investments purchased	15,751,950
Dividends	821,673
Fund shares reacquired	2,351,684
Accrued fees to affiliates	168,129
Accrued interest expense	7,481
Accrued trustees’ and officers’ fees and benefits	6,029
Accrued other operating expenses	99,505
Trustee deferred compensation and retirement plans	51,581
Total liabilities	19,258,032
Net assets applicable to shares outstanding	$886,124,754
Net assets consist of:
Shares of beneficial interest	$968,017,088
Distributable earnings (loss)	(81,892,334)
$886,124,754
Net Assets:
Class A	$264,256,348
Class C	$9,532,194
Class Y	$508,563,747
Class R6	$103,772,465
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	83,777,483
Class C	3,036,251
Class Y	160,891,943
Class R6	32,943,426
Class A:
Net asset value per share	$3.15
Maximum offering price per share (Net asset value of $3.15 ÷ 97.50%)	$3.23
Class C:
Net asset value and offering price per share	$3.14
Class Y:
Net asset value and offering price per share	$3.16
Class R6:
Net asset value and offering price per share	$3.15
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Limited Term California Municipal Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$33,969,932
Expenses:
Advisory fees	3,336,677
Administrative services fees	116,319
Custodian fees	7,471
Distribution fees:
Class A	625,607
Class C	115,573
Interest, facilities and maintenance fees	186,154
Transfer agent fees — A, C and Y	506,315
Transfer agent fees — R6	11,768
Trustees’ and officers’ fees and benefits	28,093
Registration and filing fees	64,534
Reports to shareholders	34,495
Professional services fees	98,993
Other	15,804
Total expenses	5,147,803
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(958)
Net expenses	5,146,845
Net investment income	28,823,087
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,038,197))	(1,983,427)
Change in net unrealized appreciation of unaffiliated investment securities	13,219,359
Net realized and unrealized gain	11,235,932
Net increase in net assets resulting from operations	$40,059,019
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Limited Term California Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$28,823,087	$23,075,701
Net realized gain (loss)	(1,983,427)	(1,785,742)
Change in net unrealized appreciation (depreciation)	13,219,359	(1,650,154)
Net increase in net assets resulting from operations	40,059,019	19,639,805
Distributions to shareholders from distributable earnings:
Class A	(8,169,613)	(7,580,156)
Class C	(290,807)	(375,303)
Class Y	(16,793,520)	(13,506,620)
Class R6	(2,901,535)	(254,521)
Total distributions from distributable earnings	(28,155,475)	(21,716,600)
Share transactions–net:
Class A	8,896,449	(1,201,016)
Class C	(4,917,052)	(4,380,821)
Class Y	47,128,143	73,152,014
Class R6	90,357,387	4,483,258
Net increase in net assets resulting from share transactions	141,464,927	72,053,435
Net increase in net assets	153,368,471	69,976,640
Net assets:
Beginning of year	732,756,283	662,779,643
End of year	$886,124,754	$732,756,283
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Limited Term California Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$3.12	$0.10	$0.03	$0.13	$(0.10)	$3.15	4.30%	$264,256	0.79%	0.79%	0.77%	3.36%	40%
Year ended 02/28/25	3.13	0.10	(0.02)	0.08	(0.09)	3.12	2.71	252,437	0.81	0.81	0.78	3.21	25
Year ended 02/29/24	3.09	0.09	0.04	0.13	(0.09)	3.13	4.20	254,397	0.93	0.93	0.78	3.02	26
Year ended 02/28/23	3.27	0.07	(0.19)	(0.12)	(0.06)	3.09	(3.52)	290,093	0.83	0.83	0.77	2.30	59
Year ended 02/28/22	3.34	0.06	(0.06)	0.00	(0.07)	3.27	0.04	344,777	0.80	0.80	0.76	1.66	29
Class C
Year ended 02/28/26	3.10	0.08	0.04	0.12	(0.08)	3.14	3.87	9,532	1.54	1.54	1.52	2.61	40
Year ended 02/28/25	3.11	0.08	(0.02)	0.06	(0.07)	3.10	1.94	14,388	1.56	1.56	1.53	2.46	25
Year ended 02/29/24	3.08	0.07	0.02	0.09	(0.06)	3.11	3.11	18,816	1.68	1.68	1.53	2.27	26
Year ended 02/28/23	3.25	0.05	(0.18)	(0.13)	(0.04)	3.08	(3.96)	26,082	1.58	1.58	1.52	1.55	59
Year ended 02/28/22	3.32	0.03	(0.05)	(0.02)	(0.05)	3.25	(0.71)	35,663	1.55	1.55	1.51	0.91	29
Class Y
Year ended 02/28/26	3.13	0.11	0.03	0.14	(0.11)	3.16	4.57	508,564	0.54	0.54	0.52	3.61	40
Year ended 02/28/25	3.13	0.11	(0.01)	0.10	(0.10)	3.13	3.30	455,283	0.56	0.56	0.53	3.46	25
Year ended 02/29/24	3.10	0.10	0.03	0.13	(0.10)	3.13	4.14	383,361	0.68	0.68	0.53	3.27	26
Year ended 02/28/23	3.28	0.08	(0.19)	(0.11)	(0.07)	3.10	(3.24)	382,868	0.58	0.58	0.52	2.55	59
Year ended 02/28/22	3.35	0.06	(0.05)	0.01	(0.08)	3.28	0.30	412,391	0.55	0.55	0.51	1.91	29
Class R6
Year ended 02/28/26	3.12	0.11	0.03	0.14	(0.11)	3.15	4.62	103,772	0.48	0.48	0.46	3.67	40
Year ended 02/28/25	3.12	0.11	(0.01)	0.10	(0.10)	3.12	3.36	10,649	0.50	0.50	0.47	3.52	25
Year ended 02/29/24	3.09	0.10	0.03	0.13	(0.10)	3.12	4.19	6,206	0.62	0.62	0.47	3.33	26
Year ended 02/28/23	3.27	0.08	(0.19)	(0.11)	(0.07)	3.09	(3.21)	4,570	0.52	0.52	0.46	2.61	59
Year ended 02/28/22	3.34	0.07	(0.06)	0.01	(0.08)	3.27	0.37	6,483	0.49	0.49	0.45	1.97	29

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Limited Term California Municipal Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Limited Term California Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
17
Invesco Limited Term California Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
18
Invesco Limited Term California Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Over $2 billion	0.390%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.41%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $3,918 in front-end sales commissions from the sale of Class A shares and $16,060 and $6,519 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
19
Invesco Limited Term California Municipal Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$890,616,091	$—	$890,616,091
U.S. Dollar Denominated Bonds & Notes	—	—	142,257	142,257
Common Stocks & Other Equity Interests	—	—	18,000	18,000
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	890,616,091	160,257	890,776,348
Other Investments - Assets
Investments Matured	—	11,250	47,092	58,342
Total Investments	$—	$890,627,341	$207,349	$890,834,690
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $228,054,692 and securities sales of $74,951,670, which resulted in net realized gains (losses) of $(1,038,197).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $958.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $5,753 with an average interest rate of 3.98%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$175,574	$313,802
Ordinary income-tax-exempt	27,979,901	21,402,798
Total distributions	$28,155,475	$21,716,600

*	Includes short-term capital gain distributions, if any.

20
Invesco Limited Term California Municipal Fund

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$5,541,271
Net unrealized appreciation — investments	3,667,321
Temporary book/tax differences	(40,615)
Capital loss carryforward	(91,060,311)
Shares of beneficial interest	968,017,088
Total net assets	$886,124,754
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$24,504,317	$66,555,994	$91,060,311
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $452,585,788 and $308,760,031, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$16,249,712
Aggregate unrealized (depreciation) of investments	(12,582,391)
Net unrealized appreciation of investments	$3,667,321
Cost of investments for tax purposes is $887,167,369.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was decreased by $24,084 and undistributed net realized gain (loss) was increased by $24,084. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	29,358,715	$90,817,291	24,362,991	$76,063,002
Class C	933,260	2,873,980	461,074	1,433,152
Class Y	79,822,227	247,073,477	68,306,796	213,688,252
Class R6	31,455,186	96,282,800	2,210,742	6,911,418
Issued as reinvestment of dividends:
Class A	1,785,969	5,530,584	1,544,962	4,823,758
Class C	63,762	196,307	77,231	239,970
Class Y	3,258,594	10,109,339	2,445,774	7,654,158
Class R6	813,750	2,519,059	58,478	182,430
Automatic conversion of Class C shares to Class A shares:
Class A	922,854	2,847,196	906,844	2,829,837
Class C	(926,935)	(2,847,196)	(911,292)	(2,829,837)
21
Invesco Limited Term California Municipal Fund

Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(29,241,352)	$(90,298,622)	(27,203,193)	$(84,917,613)
Class C	(1,670,091)	(5,140,143)	(1,037,871)	(3,224,106)
Class Y	(67,860,646)	(210,054,673)	(47,366,907)	(148,190,396)
Class R6	(2,743,433)	(8,444,472)	(837,613)	(2,610,590)
Net increase in share activity	45,971,860	$141,464,927	23,018,016	$72,053,435

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 75% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

22
Invesco Limited Term California Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Limited Term California Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Limited Term California Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, agent bank and broker; when replies were not received from the agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
23
Invesco Limited Term California Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.38%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
24
Invesco Limited Term California Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
25
Invesco Limited Term California Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROLTCAM-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Limited Term Municipal Income Fund
Nasdaq:
A: ATFAX ■ A2: AITFX ■ C: ATFCX ■ Y: ATFYX ■ R5: ATFIX ■ R6: ATFSX

2	Schedule of Investments
24	Financial Statements
27	Financial Highlights
28	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Tax Information
35	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–96.32%
Alabama–3.80%
Alabama (State of) Economic Settlement Authority; Series 2016 A, RB	4.00%	09/15/2033	$2,150	$2,155,663
Alabama Highway Authority;
Series 2025, RB (INS - AGI)(a)	5.00%	09/01/2042	3,500	3,978,629
Series 2025, RB (INS - AGI)(a)	5.00%	09/01/2043	2,805	3,154,614
Black Belt Energy Gas District (The);
Series 2022 B-1, RB(b)	4.00%	10/01/2027	12,950	13,196,122
Series 2023 B, RB(b)	5.25%	12/01/2030	5,000	5,477,195
Series 2024 A, RB(b)	5.25%	09/01/2032	2,815	3,056,421
Series 2025 D, Ref. RB(b)	5.00%	08/01/2035	4,000	4,444,422
Black Belt Energy Gas District (The) (No. 5); Series 2020 A-1, RB(b)	4.00%	10/01/2026	12,530	12,628,848
Black Belt Energy Gas District (The) (No. 6); Series 2021 B, RB(b)	4.00%	12/01/2026	4,000	4,036,908
Black Belt Energy Gas District (The) (No. 7); Series 2021, RB(b)	4.00%	12/01/2026	22,905	23,116,347
Jefferson (County of), AL;
Series 2024, Ref. RB	5.00%	10/01/2037	2,345	2,634,296
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2040	2,500	2,797,231
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2043	3,500	3,826,468
Mobile (City of), AL Industrial Development Board (Alabama Power Co. Barry Plant); Series 2008, RB(b)	3.30%	03/12/2026	3,500	3,500,674
Southeast Energy Authority, A Cooperative District; Series 2025 D, RB	5.00%	09/01/2035	10,000	11,209,567
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(b)	5.50%	12/01/2029	3,000	3,265,419
UAB Medicine Finance Authority; Series 2016 B, Ref. RB	5.00%	09/01/2035	3,500	3,537,346
				106,016,170
Alaska–0.24%
Alaska (State of) Municipal Bond Bank Authority; Series 2015-3, Ref. RB	5.25%	10/01/2036	60	60,120
Alaska Housing Finance Corp.; Series 2025 A, Ref. RB	5.00%	12/01/2030	2,500	2,775,441
Northern Tobacco Securitization Corp.;
Series 2021 A-1, Ref. RB	4.00%	06/01/2034	2,000	2,070,404
Series 2021 B-1, Ref. RB	4.00%	06/01/2050	1,835	1,801,895
				6,707,860
Arizona–2.64%
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2022, Ref. RB	4.00%	07/01/2030	1,405	1,404,833
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Northern Nevada); Series 2022 A, RB(c)	4.50%	07/15/2029	1,250	1,232,250
Arizona (State of) Industrial Development Authority (Social Bonds);
Series 2023, RB	5.00%	11/01/2028	2,000	2,107,445
Series 2023, RB	5.00%	11/01/2040	1,000	1,087,370
Glendale (City of), AZ; Series 2025, Ref. RB	5.00%	07/01/2032	2,580	2,993,164
Glendale (City of), AZ Industrial Development Authority (Midwestern University);
Series 2025, RB	5.00%	05/15/2042	1,350	1,483,534
Series 2025, RB	5.00%	05/15/2043	1,500	1,631,348
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group);
Series 2016, Ref. RB	5.00%	01/01/2034	3,215	3,285,258
Series 2016, Ref. RB	5.00%	01/01/2035	2,795	2,854,280
Series 2023 A-1, RB(b)	5.00%	05/15/2026	5,000	5,018,961
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2021, RB(c)	3.00%	07/01/2031	625	606,646
Mesa (City of), AZ;
Series 2014, RB	4.00%	07/01/2038	13,350	13,356,373
Series 2018, RB	5.00%	07/01/2042	4,500	4,681,854
Series 2023, RB	5.00%	07/01/2040	2,390	2,670,252
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix Civic Improvement Corp.;
Series 2017, Ref. RB	5.00%	07/01/2039	$7,125	$7,180,725
Series 2019 A, RB	5.00%	07/01/2045	2,225	2,301,556
Series 2025 C, Ref. RB	5.00%	07/01/2031	2,000	2,285,579
Pima (County of), AZ Industrial Development Authority (The) (Tucson Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	645	603,914
Pinal (County of), AZ; Series 2025, RB (INS - BAM)(a)	5.00%	08/01/2032	1,000	1,157,791
Pinal County Electric District No. 3; Series 2016, Ref. RB	5.00%	07/01/2035	1,000	1,006,158
Queen Creek (Town of ), AZ;
Series 2026, COP	5.00%	10/01/2043	1,000	1,115,165
Series 2026, COP	5.00%	10/01/2044	700	771,077
Tempe (City of), AZ; Series 2025, Ref. GO Bonds	5.00%	07/01/2029	1,880	2,055,231
University of Arizona Board of Regents;
Series 2017 B, Ref. RB	5.00%	07/01/2043	2,000	2,044,741
Series 2025 A, Ref. RB	5.00%	06/01/2029	1,000	1,088,023
Series 2026, RB	5.00%	08/01/2044	1,465	1,633,751
Series 2026, RB	5.00%	08/01/2045	1,000	1,101,741
Series 2026, RB	5.00%	08/01/2045	1,000	1,091,682
Series 2026, Ref. RB	5.00%	06/01/2045	1,000	1,100,337
University of Arizona Board of Regents (Green Bonds); Series 2016 B, RB(b)(d)	5.00%	06/01/2026	2,515	2,532,098
				73,483,137
California–2.92%
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(b)	5.25%	04/01/2030	6,000	6,473,372
Series 2024 E, RB(b)	5.00%	09/01/2032	3,750	4,104,517
Series 2024, RB(b)	5.00%	04/01/2032	5,250	5,727,199
Series 2025 C, RB(b)	5.00%	10/01/2033	5,000	5,428,783
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-1, Ref. RB	5.00%	06/01/2049	350	350,624
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	315	315,503
California (State of) Health Facilities Financing Authority (Adventist Health System); Series 2013 A, RB	4.00%	03/01/2033	240	240,088
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2018 A, RB	5.00%	11/15/2048	10,000	10,115,268
California (State of) Housing Finance Agency (Social Certificates);
Series 2021 A, RB	3.25%	08/20/2036	5	4,648
Series 2023-1, RB	4.38%	09/20/2036	2,920	3,106,817
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	4.00%	06/01/2026	315	315,119
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	6,000	6,019,659
East Side Union High School District (Election of 2016); Series 2025 D, GO Bonds	5.00%	08/01/2029	1,000	1,106,933
Imperial Irrigation District; Series 2016 B-2, Ref. RB	5.00%	11/01/2041	1,680	1,700,060
Northern California Energy Authority; Series 2024, Ref. RB(b)	5.00%	08/01/2030	6,400	6,898,992
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	740	729,898
Regents of the University of California Medical Center; Series 2007 B-2, VRD Ref. RB(e)	0.70%	05/15/2032	1,765	1,765,000
San Diego (City of), CA Public Facilities Financing Authority; Series 2016 B, Ref. RB	5.00%	08/01/2038	8,735	8,813,133
San Jose (City of), CA; Series 2017 B, Ref. RB	5.00%	03/01/2042	5,720	5,827,597
Sonoma (County of), CA Junior College District (Election of 2014); Series 2016 A, GO Bonds	5.00%	08/01/2041	1,750	1,764,783
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	2,000	2,128,233
Series 2019, Ref. RB	5.00%	06/01/2048	4,950	4,946,326
Tender Option Bond Trust Receipts/Certificates; Series 2021, VRD RB(c)(e)	1.98%	10/01/2049	2,600	2,600,000
West Contra Costa Unified School District (Election of 2005); Series 2008 B, GO Bonds	6.00%	08/01/2027	1,000	1,052,883
				81,535,435
Colorado–2.54%
Adams & Arapahoe Joint School District No. 28J Aurora; Series 2025, GO Bonds	5.50%	12/01/2035	2,000	2,515,577
Adams & Weld Counties School District No. 27J Brighton; Series 2015, GO Bonds	5.00%	12/01/2040	1,040	1,041,446
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Arapahoe County School District No. 1 Englewood; Series 2017, GO Bonds	5.00%	12/01/2037	$1,790	$1,817,752
Arapahoe County School District No. 5 Cherry Creek; Series 2024, GO Bonds	5.25%	12/15/2041	1,700	1,980,708
Broomfield (City & County of), CO;
Series 2026, COP	5.00%	02/01/2043	1,000	1,119,398
Series 2026, COP	5.00%	02/01/2044	1,000	1,104,464
Series 2026, RB	5.00%	12/01/2043	1,500	1,698,996
Series 2026, Ref. RB	5.00%	12/01/2043	1,000	1,133,552
Series 2026, Ref. RB	5.00%	12/01/2044	1,000	1,118,590
Colorado (State of);
Series 2017 J, COP	5.25%	03/15/2042	1,250	1,274,464
Series 2025, COP	5.00%	03/15/2042	1,655	1,859,491
Series 2025, COP	5.00%	03/15/2043	1,250	1,391,119
Colorado (State of) Bridge & Tunnel Enterprise; Series 2025 A, RB (INS - AGI)(a)	5.00%	12/01/2029	1,000	1,098,923
Colorado (State of) Department of Transportation; Series 2017, COP	5.00%	06/15/2041	3,730	3,748,977
Colorado (State of) Health Facilities Authority (Aberdeen Ridge); Series 2021 B, RB (Acquired 12/15/2021; Cost $45,000)(f)	2.13%	05/15/2028	45	44,997
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 B-2, RB(b)	5.00%	08/01/2026	2,000	2,002,169
Colorado (State of) Health Facilities Authority (Vail Valley Medical Center); Series 2015, RB	5.00%	01/15/2035	2,000	2,003,573
Colorado Springs (City of), CO;
Series 2025 A, RB	5.00%	11/15/2032	1,500	1,758,308
Series 2025 A, RB	5.00%	11/15/2042	2,000	2,294,532
Colorado State University Research Foundation; Series 2025 A, RB(c)	5.00%	03/01/2040	2,750	2,902,497
Denver (City & County of), CO;
Series 2012 B, RB	4.00%	11/15/2031	1,125	1,126,070
Series 2012 B, RB	5.00%	11/15/2043	2,590	2,592,825
El Paso (County of), CO School District No. 20; Series 2017, GO Bonds	5.00%	12/15/2033	2,900	2,961,888
El Paso County School District No. 3 Widefield; Series 2025 B, GO Bonds	5.25%	12/01/2044	975	1,085,320
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 A, Ref. GO Bonds(c)	3.75%	12/01/2029	385	380,501
Fort Collins (City of), CO Urban Renewal Authority (North College Urban Renewal Area);
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2029	1,345	1,461,091
Series 2025, Ref. RB (INS - AGI)(a)	5.00%	12/01/2030	2,720	3,010,327
Fort Collins-Loveland Water District; Series 2025, RB	5.00%	12/01/2042	1,000	1,140,651
Grand River Hospital District; Series 2026, GO Bonds (INS - AGI)(a)	6.00%	12/01/2044	1,000	1,170,679
Larimer Weld & Boulder County School District R-2J Thompson; Series 2026, GO Bonds	5.50%	12/15/2044	2,000	2,350,885
Midtown Clear Creek Metropolitan District; Series 2023 A, Ref. GO Bonds (INS - BAM)(a)	5.50%	12/01/2038	1,200	1,387,355
Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	1,447	1,514,623
Public Authority for Colorado Energy; Series 2008, RB	6.25%	11/15/2028	1,305	1,381,205
Raindance Metropolitan District No. 2; Series 2024, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2039	470	511,867
Ritoro Metropolitan District; Series 2025 A, Ref. GO Bonds (INS - AGI)(a)	5.00%	12/01/2040	500	540,531
Sheridan (City of), CO; Series 2017, GO Bonds	5.00%	12/01/2037	2,370	2,373,634
Summit County School District No. RE-1; Series 2017, GO Bonds	5.00%	12/01/2036	1,715	1,745,430
University of Colorado;
Series 2025 C-2, Ref. RB	5.00%	06/01/2040	1,000	1,149,126
Series 2025 C-2, Ref. RB	5.00%	06/01/2041	650	742,221
Series 2025 C-2, Ref. RB	5.00%	06/01/2042	1,000	1,130,218
Weld County School District No. RE-4; Series 2016, GO Bonds	5.25%	12/01/2041	5,895	5,984,464
West Meadow Metropolitan District (Senior Bonds); Series 2023 A, Ref. GO Bonds(c)	6.00%	12/01/2038	1,000	1,055,331
				70,705,775
Connecticut–1.04%
Connecticut (State of);
Series 2025 A, GO Bonds	5.00%	03/15/2028	2,000	2,118,000
Series 2025 A, GO Bonds	5.00%	03/15/2029	1,500	1,627,563
Series 2025 A, GO Bonds	5.00%	03/15/2030	750	832,888
Series 2025, Ref. RB	5.00%	07/01/2043	4,000	4,520,222
Connecticut (State of) (Transportation Infrastructure); Series 2016 A, RB	5.00%	09/01/2036	4,000	4,044,250
Connecticut (State of) Health & Educational Facilities Authority (Quinnipiac University);
Series 2025 O, Ref. RB	5.00%	07/01/2031	1,000	1,129,340
Series 2025 O, Ref. RB	5.00%	07/01/2032	3,000	3,444,186
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Connecticut–(continued)
Connecticut (State of) Health & Educational Facilities Authority (Yale University); Series 2025 B-1, RB(b)	5.00%	07/01/2030	$5,000	$5,563,775
Connecticut (State of) Housing Finance Authority; Series 2020 E-1, Ref. RB	3.00%	11/15/2050	805	800,661
Connecticut (State of) Housing Finance Authority (Social Bonds); Series 2022, RB (CEP - GNMA)	5.50%	11/15/2052	4,745	5,026,358
				29,107,243
Delaware–0.34%
Delaware (State of) Economic Development Authority (Delmarva Power & Light); Series 2020, Ref. RB	3.60%	01/01/2031	4,000	4,157,123
Delaware (State of) Economic Development Authority (NRG Energy);
Series 2020 A, Ref. RB(b)	4.00%	10/01/2035	3,000	3,098,104
Series 2020 B, Ref. RB(b)	4.00%	10/01/2035	2,100	2,168,673
				9,423,900
District of Columbia–1.47%
District of Columbia;
Series 2017 A, Ref. GO Bonds	5.00%	06/01/2032	1,000	1,032,816
Series 2025 A, Ref. RB	5.00%	06/01/2028	3,000	3,194,244
District of Columbia (Children’s Hospital Obligated Group); Series 2015, Ref. RB	5.00%	07/15/2040	5,310	5,313,991
District of Columbia Tobacco Settlement Financing Corp.; Series 2001, RB	6.75%	05/15/2040	1,625	1,675,307
District of Columbia Water & Sewer Authority;
Series 2016 A, Ref. RB	5.00%	10/01/2039	3,085	3,089,697
Series 2024 B, Ref. VRD RB(e)	1.15%	10/01/2054	13,100	13,100,000
Washington Metropolitan Area Transit Authority;
Series 2017 B, RB	5.00%	07/01/2042	1,250	1,273,265
Series 2018, RB	5.00%	07/01/2037	1,000	1,026,251
Series 2018, RB	5.00%	07/01/2043	11,000	11,184,198
				40,889,769
Florida–6.24%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics, Inc.); Series 2014 B, RB	5.00%	12/01/2034	3,815	3,821,308
Ave Maria Stewardship Community District (Phase 5);
Series 2025, RB	4.00%	05/01/2030	470	474,203
Series 2025, RB	4.38%	05/01/2035	565	578,322
Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2024, Ref. RB	5.00%	04/01/2037	3,565	4,030,323
Broward (County of), FL School District; Series 2025, Ref. GO Bonds (INS - AGI)(a)	5.00%	07/01/2030	1,000	1,114,505
Cape Coral (City of), FL; Series 2017, Ref. RB	5.00%	10/01/2033	1,740	1,804,416
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(c)	5.00%	07/01/2039	1,480	1,497,553
Series 2025, RB(c)	5.00%	07/01/2036	855	896,660
Capital Trust Authority (Plato Academy Schools); Series 2024, RB	5.00%	12/15/2044	1,155	1,144,397
Capital Trust Authority (UF Health);
Series 2025 A, Ref. RB	5.00%	12/01/2030	2,000	2,214,686
Series 2025 A, Ref. RB	5.00%	12/01/2032	3,000	3,414,241
Connerton East Community Development District;
Series 2025, RB	4.00%	06/15/2030	250	253,430
Series 2025, RB	4.25%	06/15/2035	350	358,844
Series 2025, RB	5.25%	06/15/2045	670	685,345
Creekview Community Development District (Phase 2); Series 2024, RB	4.60%	05/01/2031	750	765,646
Delray Beach (City of), FL; Series 2025, RB	5.00%	10/01/2041	1,500	1,708,796
Duval County (County of), FL School Board;
Series 2025 A, Ref. COP (INS - AGI)(a)	5.00%	07/01/2029	1,400	1,524,829
Series 2025 A, Ref. COP (INS - AGI)(a)	5.00%	07/01/2030	1,000	1,113,630
East Central Regional Wastewater Treatment Facilities Operation Board; Series 2017, Ref. RB	5.00%	10/01/2037	2,000	2,065,163
Escambia (County of), FL School Board; Series 2025 A, COP (INS - AGI)(a)	5.00%	02/01/2032	885	1,012,833
Florida (State of) Municipal Power Agency (All-Requirements Power Supply); Series 2025 A, Ref. RB	5.00%	10/01/2031	2,000	2,278,803
Florida Development Finance Corp. (IPS Florida LLC-Idea); Series 2022, RB(c)	5.25%	06/15/2029	1,200	1,208,573
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Florida Housing Finance Corp.; Series 2018 2, RB (CEP - GNMA)	4.25%	01/01/2050	$805	$812,784
Greater Orlando Aviation Authority;
Series 2016 B, RB	5.00%	10/01/2039	2,165	2,189,391
Series 2016 B, RB	5.00%	10/01/2042	3,630	3,663,631
Hialeah (City of), FL;
Series 2022, Ref. RB	5.00%	10/01/2039	2,640	2,885,611
Series 2022, Ref. RB	5.00%	10/01/2040	2,770	3,010,658
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2015 A, RB	5.00%	10/01/2044	10,000	10,004,583
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group); Series 2024 B-3, RB	4.13%	11/15/2029	2,145	2,160,905
Lee (County of), FL School Board (The); Series 2025 A, COP	5.00%	08/01/2043	5,000	5,546,273
Miami (City of) & Dade (County of), FL School Board (The);
Series 2015 D, Ref. COP	5.00%	02/01/2034	1,000	1,001,803
Series 2016 C, Ref. COP	3.25%	02/01/2033	540	540,150
Series 2016, GO Bonds(b)(d)	5.00%	03/17/2026	2,000	2,002,275
Series 2022 A, GO Bonds (INS - BAM)(a)	5.00%	03/15/2041	1,865	2,047,734
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	2,490	2,492,683
Miami-Dade (County of), FL;
Series 2016 A, Ref. GO Bonds	5.00%	07/01/2037	4,260	4,289,632
Series 2016 A, Ref. RB	5.00%	10/01/2041	10,135	10,236,871
Series 2023 A, RB	6.00%	04/01/2029	1,525	1,690,665
Series 2024, Ref. GO Bonds	5.00%	07/01/2042	4,450	4,962,179
Series 2025 A, RB	5.00%	10/01/2042	2,000	2,271,973
Series 2025 A, RB	5.00%	10/01/2043	1,000	1,122,933
Miami-Dade (County of), FL Expressway Authority;
Series 2010 A, RB (INS - AGI)(a)	5.00%	07/01/2035	4,135	4,140,323
Series 2010 A, RB	5.00%	07/01/2040	10,140	10,154,823
Series 2013 A, RB	5.00%	07/01/2033	1,000	1,001,232
New Port Corners Community Development District; Series 2025, RB(c)	4.25%	06/15/2035	500	511,994
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group);
Series 2016 A, Ref. RB	5.00%	10/01/2033	2,535	2,569,174
Series 2016 A, Ref. RB	5.00%	10/01/2035	1,210	1,224,669
Series 2016 A, Ref. RB	5.00%	10/01/2036	2,685	2,715,288
Orange (County of), FL School Board; Series 2016 C, Ref. COP(b)(d)	5.00%	08/01/2026	4,475	4,527,748
Orlando (City of), FL Utilities Commission;
Series 2025 A, RB	5.00%	10/01/2041	1,700	1,921,621
Series 2025 A, RB	5.00%	10/01/2042	1,000	1,115,427
Palm Beach County School District; Series 2025 A, Ref. COP	5.00%	08/01/2030	1,625	1,812,034
Parrish Lakes Community Development District; Series 2024, RB	5.00%	05/01/2031	365	374,441
PBR Community Development District; Series 2026 A-1, Ref. RB(c)	5.00%	03/01/2048	1,250	1,257,174
Pinellas (County of), FL Housing Finance Authority (Social Bonds); Series 2021 A, RB (CEP - GNMA)	3.00%	03/01/2052	1,875	1,865,553
Pinellas (County of), FL School Board; Series 2017 A, COP	5.00%	07/01/2037	3,000	3,070,574
Port St. Lucie (City of), FL; Series 2025, Ref. GO Bonds	5.00%	07/01/2032	1,560	1,806,829
Sarasota (County of), FL; Series 2025, RB	5.00%	10/01/2041	1,500	1,703,516
Seminole (County of), FL;
Series 2025 A, Ref. RB	5.00%	10/01/2031	1,050	1,205,258
Series 2025 A, Ref. RB	5.00%	10/01/2032	1,700	1,985,575
Seminole (County of), FL School Board;
Series 2016 C, COP	5.00%	07/01/2036	1,000	1,007,455
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2029	1,450	1,589,006
Series 2025, RB (INS - AGI)(a)	5.00%	10/01/2030	1,100	1,231,759
South Florida Water Management District;
Series 2016, Ref. COP	5.00%	10/01/2034	5,000	5,008,023
Series 2016, Ref. COP	5.00%	10/01/2035	3,275	3,279,932
South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group);
Series 2017, Ref. RB	5.00%	08/15/2042	6,270	6,411,805
Series 2025 B, RB(b)	5.00%	08/15/2030	3,000	3,296,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
St. Johns (County of), FL Industrial Development Authority (Vicar’s Landing);
Series 2021, Ref. RB	4.00%	12/15/2026	$185	$185,403
Series 2021, Ref. RB	4.00%	12/15/2027	215	216,065
Series 2021, Ref. RB	4.00%	12/15/2028	200	201,596
Series 2021, Ref. RB	4.00%	12/15/2029	220	222,216
Series 2021, Ref. RB	4.00%	12/15/2030	200	202,268
Series 2021, Ref. RB	4.00%	12/15/2031	205	206,879
Volusia (County of), FL Educational Facility Authority (Embry–Riddle Aeronautical University); Series 2025, RB	5.00%	10/15/2032	3,000	3,454,219
Wildwood (City of), FL Village Community Development District No. 15;
Series 2023, RB(c)	4.25%	05/01/2028	535	543,158
Series 2023, RB(c)	4.38%	05/01/2033	970	1,022,046
Series 2024, RB(c)	3.75%	05/01/2029	995	1,006,721
Series 2024, RB(c)	4.00%	05/01/2034	1,245	1,286,783
Wildwood (City of), FL Village Community Development District No. 16; Series 2025, RB	4.50%	05/01/2040	1,750	1,811,458
				174,045,306
Georgia–4.48%
Atlanta (City of), GA; Series 2015, Ref. RB	5.00%	11/01/2040	25,385	25,463,559
Atlanta (City of), GA (Green Bonds); Series 2024, RB (INS - BAM)(a)	5.00%	11/01/2041	1,250	1,419,666
Atlanta Development Authority (The) (Westside Gulch Area); Series 2024 A, RB(c)	5.00%	04/01/2034	1,500	1,563,688
Burke (County of), GA Development Authority (Georgia Power Company);
Series 2009, VRD RB(e)	1.10%	07/01/2049	9,000	9,000,000
Series 2018, Ref. VRD RB(e)	1.05%	11/01/2052	2,500	2,500,000
Cartersville (City of), GA; Series 2026, RB	5.00%	06/01/2034	1,150	1,371,796
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.); Series 2017 A, Ref. RAC	5.00%	04/01/2042	5,560	5,631,381
DeKalb (County of), GA Housing Authority (Park at 500); Series 2024, RB	4.00%	03/01/2034	6,000	6,137,890
Douglas (County of), GA School District;
Series 2025, GO Bonds	5.00%	04/01/2033	1,000	1,177,630
Series 2025, GO Bonds	5.00%	04/01/2041	1,000	1,162,107
Series 2025, GO Bonds	5.00%	04/01/2042	3,000	3,462,039
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2017, Ref. RB	5.00%	02/15/2045	6,315	6,367,877
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB	2.38%	01/01/2031	725	692,719
Jackson (County of), GA School District; Series 2025, GO Bonds	5.00%	03/01/2030	500	555,400
Macon-Bibb (County of), GA; Series 2025, GO Bonds	5.00%	06/01/2031	1,000	1,136,631
Main Street Natural Gas, Inc.;
Series 2021 A, RB(b)	4.00%	09/01/2027	20,880	21,299,761
Series 2021 C, RB(b)	4.00%	12/01/2028	5,000	5,149,476
Series 2022 C, RB(b)(c)	4.00%	11/01/2027	16,250	16,390,249
Series 2023 C, RB(b)	5.00%	09/01/2030	2,000	2,160,058
Series 2024 B, RB(b)	5.00%	03/01/2032	10,000	10,960,216
Savannah-Georgia Convention Center Authority (HMT Pledge);
Series 2025 C, RB (INS - AGI)(a)	5.00%	06/01/2034	325	377,842
Series 2025 C, RB (INS - AGI)(a)	5.00%	06/01/2035	300	351,377
Series 2025 C, RB (INS - AGI)(a)	5.00%	06/01/2039	550	623,225
				124,954,587
Guam–0.04%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.00%	07/01/2031	270	299,400
Series 2025 A, RB	5.00%	07/01/2032	650	731,086
				1,030,486
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Hawaii–0.27%
Honolulu (City & County of), HI;
Series 2017 A, GO Bonds	5.00%	09/01/2041	$1,770	$1,817,014
Series 2018 A, GO Bonds	5.00%	09/01/2041	2,000	2,092,674
Series 2023, RB(b)	5.00%	06/01/2026	3,625	3,647,465
				7,557,153
Idaho–0.11%
Idaho (State of) Housing & Finance Association; Series 2024 A, RB (CEP - GNMA)	6.00%	07/01/2054	2,780	3,123,918
Illinois–4.78%
Chicago (City of), IL; Series 2023 B, Ref. RB (INS - AGI)(a)	5.00%	11/01/2039	1,250	1,372,884
Chicago (City of), IL (O’Hare International Airport);
Series 2017 D, RB	5.25%	01/01/2029	1,665	1,706,041
Series 2017 D, RB	5.25%	01/01/2042	2,395	2,432,442
Series 2024 B, RB	5.00%	01/01/2040	1,000	1,122,593
Series 2025 B, RB	5.00%	01/01/2042	1,500	1,674,395
Series 2025 C, Ref. RB	5.00%	01/01/2041	1,000	1,139,556
Series 2026 A, RB	5.00%	01/01/2045	2,500	2,711,691
Chicago (City of), IL Midway International Airport;
Series 2025 B, Ref. RB	5.00%	01/01/2041	3,500	3,945,661
Series 2025 B, Ref. RB	5.00%	01/01/2042	2,500	2,786,631
Cook & DuPage (Counties of), IL (Elmhurst Park District);
Series 2025, GO Bonds	5.00%	12/15/2041	500	555,919
Series 2025, GO Bonds	5.00%	12/15/2042	1,000	1,100,797
Cook & DuPage (Counties of), IL Combined School District No. 113A (Lemont-Bromberek);
Series 2025, GO Bonds	5.00%	12/01/2031	1,175	1,336,712
Series 2025, GO Bonds	5.00%	12/01/2032	1,235	1,421,949
Cook (County of), IL;
Series 2017, Ref. RB	5.00%	11/15/2037	1,900	1,961,976
Series 2018, Ref. GO Bonds	5.00%	11/15/2034	1,000	1,012,072
Series 2018, Ref. RB	5.25%	11/15/2035	1,000	1,040,409
Series 2021 A, Ref. RB	5.00%	11/15/2030	1,600	1,787,680
Series 2025, Ref. RB	5.00%	11/15/2041	600	676,439
Series 2025, Ref. RB	5.00%	11/15/2042	1,000	1,112,002
Cook (County of), IL School District No. 102 (La Grange);
Series 2025, GO Bonds (INS - BAM)(a)	5.00%	12/15/2041	100	110,388
Series 2025, GO Bonds (INS - BAM)(a)	5.00%	12/15/2042	1,000	1,089,805
Grundy, Kendall & Will Counties Community High School District No. 111 (Minooka); Series 2022, GO Bonds	5.00%	10/15/2028	1,480	1,567,997
Illinois (State of);
Series 2013, RB	5.00%	06/15/2026	500	500,884
Series 2016, GO Bonds	5.00%	06/01/2027	1,010	1,016,436
Series 2017 D, GO Bonds	5.00%	11/01/2027	1,065	1,111,181
Series 2020, GO Bonds	5.50%	05/01/2026	6,750	6,784,823
Illinois (State of) Finance Authority;
Series 2016 A, Ref. RB	5.00%	10/01/2035	3,750	3,792,642
Series 2019, Ref. RB	5.00%	09/01/2038	1,000	1,003,216
Series 2019, Ref. RB	4.00%	09/01/2039	1,000	893,532
Illinois (State of) Finance Authority (Advocate Health Care Network); Series 2008 A, Ref. RB	5.00%	11/01/2030	1,480	1,555,966
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(b)(d)	5.00%	02/15/2027	425	436,379
Series 2016 C, Ref. RB	5.00%	02/15/2036	2,075	2,117,060
Illinois (State of) Finance Authority (DePaul College Prep Foundation);
Series 2023, Ref. RB(c)	4.30%	08/01/2028	935	947,686
Series 2023, Ref. RB(c)	5.25%	08/01/2038	1,300	1,411,996
Illinois (State of) Finance Authority (DePaul University); Series 2016, RB	5.00%	10/01/2041	2,500	2,516,058
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2034	1,650	1,656,580
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2030	$380	$389,128
Series 2017, Ref. RB	5.00%	08/01/2031	375	383,548
Series 2017, Ref. RB	5.00%	08/01/2033	470	479,477
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, RB (INS - NATL)(a)(g)	0.00%	12/15/2032	15,000	12,217,173
Illinois (State of) Regional Transportation Authority; Series 2004 A, RB (INS - AGI)(a)	5.75%	06/01/2029	2,050	2,227,367
Illinois (State of) Toll Highway Authority;
Series 2014 C, RB	5.00%	01/01/2036	8,170	8,184,662
Series 2015 A, RB	5.00%	01/01/2037	5,550	5,559,459
Series 2015 A, RB	5.00%	01/01/2040	6,610	6,619,124
Series 2015 B, RB	5.00%	01/01/2036	4,000	4,007,178
Series 2017 A, RB	5.00%	01/01/2042	5,825	6,014,932
Joliet (City of), IL; Series 2025, RB (INS - BAM)(a)	5.00%	01/01/2043	750	817,333
Long Grove (Village of), IL (Sunset Grove);
Series 2020, Ref. RB	3.10%	01/01/2027	290	289,885
Series 2020, Ref. RB	3.25%	01/01/2028	305	305,668
Series 2020, Ref. RB	3.35%	01/01/2029	320	320,961
Series 2020, Ref. RB	3.50%	01/01/2030	330	330,941
Series 2020, Ref. RB	3.60%	01/01/2031	345	346,144
Series 2020, Ref. RB	3.70%	01/01/2032	490	491,712
Morton Grove-Niles Water Commission; Series 2018 A, GO Bonds	5.00%	12/01/2041	3,635	3,733,914
Peoria (City of), IL Public Building Commission; Series 2019 A, Ref. RB (INS - AGI)(a)	5.00%	12/01/2029	3,430	3,578,572
Railsplitter Tobacco Settlement Authority; Series 2017, RB(d)	5.00%	06/01/2026	5,135	5,171,198
Sales Tax Securitization Corp.; Series 2017, Ref. RB	5.00%	01/01/2028	1,120	1,175,148
University of Illinois Auxiliary Facilities System; Series 2026 A, Ref. RB	5.00%	04/01/2033	5,000	5,825,030
Winnebago, Ogle, Boone, Stephenson, DeKalb & McHenry (Counties of), IL Community College District No. 511 (Rock Valley College); Series 2025 B, Ref. GO Bonds	5.00%	01/01/2030	4,820	5,284,497
				133,163,529
Indiana–1.84%
Columbus (City of), IN; Series 2016, Ref. RB (INS - BAM)(a)	1.99%	02/15/2027	2,070	2,058,210
Indiana (State of) Finance Authority (Citizens Energy Group); Series 2016, RB	5.00%	10/01/2041	750	757,460
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2010 A, RB	3.00%	11/01/2030	4,350	4,331,455
Indiana (State of) Finance Authority (U.S. Steel Corp.); Series 2021 A, Ref. RB	4.13%	12/01/2026	7,000	7,028,471
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2042	10,000	10,053,954
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2041	7,140	7,155,637
Purdue University; Series 2025 B, Ref. RB	5.00%	07/01/2042	1,270	1,436,070
Rockport (City of), IN (Indiana Michigan Power Co.); Series 2025 A, Ref. RB(b)	3.70%	06/01/2029	5,000	5,123,597
Whiting (City of), IN (BP Products North America, Inc.); Series 2008, RB(b)	4.20%	06/21/2035	12,400	13,436,620
				51,381,474
Iowa–1.59%
Iowa (State of) Finance Authority; Series 2021, RB (CEP - GNMA)	3.00%	07/01/2051	4,045	4,021,776
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(b)(d)	4.00%	12/01/2032	10,000	11,054,193
Muscatine Power and Water Electric Revenue;
Series 2026 A, RB (INS - AGI)(a)	5.00%	12/01/2043	800	873,863
Series 2026 A, RB (INS - AGI)(a)	5.00%	12/01/2044	1,100	1,190,429
PEFA, Inc.; Series 2019, RB(b)	5.00%	09/01/2026	25,105	25,397,122
Waterloo (City of), IA; Series 2024 D, GO Bonds	4.50%	06/01/2027	1,700	1,708,488
				44,245,871
Kansas–1.75%
Douglas (County of), KS; Series 2025 A, GO Bonds	5.00%	09/01/2042	1,810	1,991,289
Finney (County of), KS; Series 2026 A, GO Bonds (INS - BAM)(a)	5.25%	10/01/2045	1,350	1,480,983
Garden (City of), KS (Sports of the World Star Bond – Phase II);
Series 2025, RB(c)	4.00%	06/01/2029	700	702,671
Series 2025, RB(c)	4.25%	06/01/2033	1,000	1,011,801
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Kansas (State of) Department of Transportation;
Series 2025 A, Ref. RB	5.00%	09/01/2029	$3,000	$3,289,804
Series 2025 A, Ref. RB	5.00%	09/01/2030	4,000	4,486,204
Kansas (State of) Development Finance Authority; Series 2021, Ref. RB(b)	5.00%	11/15/2031	17,450	19,618,508
Manhattan (City of), KS;
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2028	2,275	2,427,614
Series 2025 A, Ref. GO Bonds	5.00%	11/01/2029	2,240	2,442,091
Shawnee County Unified School District No. 437 Auburn - Washburn; Series 2015, Ref. GO Bonds	4.00%	09/01/2026	1,690	1,692,028
University of Kansas Hospital Authority (KU Health System); Series 2015, Ref. RB	5.00%	09/01/2045	5,245	5,247,379
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.25%	05/15/2039	2,000	2,058,715
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2016 C, RB	5.00%	09/01/2041	2,450	2,466,367
				48,915,454
Kentucky–2.31%
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway); Series 2015 A, RB	5.00%	07/01/2037	4,400	4,405,234
Kentucky (Commonwealth of) Property & Building Commission (No. 115); Series 2017, RB	5.00%	04/01/2028	1,000	1,031,047
Kentucky (Commonwealth of) Property & Building Commission (No. 131); Series 2024 A, RB	5.00%	10/01/2041	2,880	3,263,065
Kentucky (Commonwealth of) Property & Building Commission (No. 133);
Series 2025 A, RB	5.00%	09/01/2042	3,500	3,954,269
Series 2025 A, RB	5.00%	09/01/2045	3,390	3,692,858
Kentucky (Commonwealth of) Public Energy Authority;
Series 2019 C, RB(b)	4.00%	02/01/2028	5,075	5,199,489
Series 2023 A-1, Ref. RB(b)	5.25%	02/01/2032	15,000	16,509,231
Series 2025 A, Ref. RB(b)	5.25%	12/01/2029	11,500	12,433,132
Series 2025 B, RB	5.00%	12/01/2033	5,275	5,624,806
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2033	1,740	1,762,245
Trimble (County of), KY (Louisville Gas & Electric); Series 2002 A, Ref. RB	0.63%	09/01/2026	3,375	3,336,502
University of Kentucky; Series 2018 A, RB (CEP - Colorado Higher Education Intercept Program)	4.00%	10/01/2032	3,250	3,252,619
				64,464,497
Louisiana–0.85%
East Baton Rouge (Parish of), LA School Board; Series 2025, GO Bonds (INS - BAM)(a)	5.00%	03/01/2042	1,000	1,093,903
Louisiana (State of);
Series 2016 A, GO Bonds	5.00%	09/01/2036	3,000	3,031,889
Series 2023 A-1, Ref. VRD RB (LOC - Toronto-dominion Bank)(e)(h)	1.05%	05/01/2043	7,000	7,000,000
Series 2024 A, GO Bonds	5.00%	05/01/2031	2,190	2,487,490
Series 2025 B, RB	5.00%	05/01/2032	5,000	5,779,083
Louisiana Housing Corp. (Home Ownership Program); Series 2022 B, RB (CEP - GNMA)	6.00%	12/01/2052	3,580	3,896,508
New Orleans (City of), LA; Series 2015, RB	5.00%	06/01/2027	350	350,612
				23,639,485
Maryland–1.17%
Anne Arundel (County of), MD; Series 2018, GO Bonds	5.00%	10/01/2035	5,125	5,326,036
Baltimore (City of), MD (Water); Series 2014 A, RB	5.00%	07/01/2034	3,635	3,640,968
Howard (County of), MD Housing Commission (Social Bonds);
Series 2021 A, Ref. RB	1.20%	06/01/2027	3,000	2,931,800
Series 2021 A, Ref. RB	1.60%	06/01/2029	2,000	1,897,689
Series 2024, RB	4.13%	12/01/2043	1,000	999,815
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2013 A, RB	5.00%	08/15/2027	2,000	2,002,656
Maryland Economic Development Corp. (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(c)	5.00%	03/27/2035	3,845	4,164,785
Washington (State of) Suburban Sanitary Commission; Series 2015 B, VRD RB(e)	1.15%	06/01/2027	11,755	11,755,000
				32,718,749
Massachusetts–1.10%
Boston (City of), MA; Series 2025 A, GO Bonds	5.00%	02/01/2030	1,100	1,234,012
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of);
Series 2025 E, GO Bonds	5.00%	08/01/2032	$2,500	$2,925,315
Series 2025 E, GO Bonds	5.00%	08/01/2042	2,000	2,287,054
Series 2025 G, GO Bonds	5.00%	12/01/2043	1,800	2,041,994
Massachusetts (Commonwealth of) Bay Transportation Authority;
Series 2016 A, Ref. RB(g)	0.00%	07/01/2031	13,000	11,209,178
Series 2025 B, RB	5.00%	07/01/2031	2,320	2,668,936
Massachusetts (Commonwealth of) Development Finance Agency (Boston Medical Center); Series 2016, Ref. RB	5.00%	07/01/2035	1,905	1,912,867
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.); Series 2025, RB	5.00%	07/01/2029	3,200	3,404,611
Massachusetts (Commonwealth of) Development Finance Agency (University Health Obligated Group); Series 2025, RB(b)	5.00%	08/15/2031	2,750	3,019,210
				30,703,177
Michigan–3.35%
Byron Center Public Schools; Series 2017 I, GO Bonds	5.00%	05/01/2039	2,290	2,342,289
Chippewa Valley Schools; Series 2025, Ref. GO Bonds	5.00%	05/01/2032	1,000	1,153,330
Clarkston Community Schools; Series 2025, GO Bonds	5.00%	05/01/2031	1,000	1,133,228
Great Lakes Water Authority;
Series 2016 C, Ref. RB	5.00%	07/01/2036	1,345	1,355,227
Series 2025 A, Ref. RB	5.00%	07/01/2032	3,000	3,472,757
Grosse Pointe Public School System; Series 2025, GO Bonds	5.00%	05/01/2043	1,000	1,098,600
Hudsonville Public Schools; Series 2017, Ref. GO Bonds	5.00%	05/01/2039	1,500	1,532,000
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2026, RB(c)	3.90%	08/15/2031	2,580	2,588,819
Lansing (City of), MI Board of Water & Light; Series 2026 A, Ref. RB(b)	5.00%	07/01/2031	2,520	2,802,449
Livonia Public Schools; Series 2016, GO Bonds(b)(d)	5.00%	05/01/2026	4,365	4,384,612
Michigan (State of) Building Authority (Facilities Program);
Series 2016 I, Ref. RB	5.00%	04/15/2036	1,540	1,562,926
Series 2016 I, Ref. RB	5.00%	04/15/2041	3,450	3,489,715
Series 2023 I-M, VRD RB(e)	1.98%	04/15/2058	5,000	5,000,000
Series 2025 I, Ref. RB	5.00%	04/15/2042	1,000	1,132,925
Michigan (State of) Finance Authority; Series 2020 B-1, Ref. RB	5.00%	06/01/2049	2,435	2,443,178
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB(b)(d)	5.00%	05/15/2026	3,000	3,016,071
Michigan (State of) Finance Authority (Henry Ford Health System);
Series 2016, Ref. RB	5.00%	11/15/2032	2,725	2,770,389
Series 2016, Ref. RB	5.00%	11/15/2037	4,235	4,288,566
Michigan (State of) Finance Authority (McLaren Health Care); Series 2015, Ref. RB	5.00%	05/15/2038	5,000	5,016,932
Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017, Ref. RB	5.00%	12/01/2035	1,785	1,853,446
Michigan (State of) Housing Development Authority (Social Bonds); Series 2024 A, RB	6.00%	06/01/2054	6,330	6,955,595
Michigan State University;
Series 2025 A, Ref. RB	5.00%	02/15/2030	1,680	1,864,185
Series 2025 A, Ref. RB	5.00%	08/15/2030	1,250	1,402,306
Portage Public Schools; Series 2016, Ref. GO Bonds	5.00%	11/01/2035	1,300	1,304,259
Rib Floater Trust; Series 2022-047, VRD RB(c)(e)	1.08%	12/01/2045	10,000	10,000,000
Rochester Community School District; Series 2016 I, GO Bonds(b)(d)	5.00%	05/01/2026	1,500	1,506,739
Trenton Public Schools School District; Series 2018, GO Bonds	5.00%	05/01/2042	5,000	5,176,053
Wayne (County of), MI Airport Authority (Detroit Metropolitan Wayne County Airport);
Series 2018, RB	5.00%	12/01/2037	1,250	1,320,500
Series 2025 A, RB	5.00%	12/01/2029	1,000	1,100,438
Series 2025 A, RB	5.00%	12/01/2030	1,000	1,122,075
Series 2025 A, RB	5.25%	12/01/2043	1,000	1,138,127
Series 2025 C, Ref. RB	5.00%	12/01/2029	1,140	1,254,499
Series 2025 C, Ref. RB	5.00%	12/01/2030	1,000	1,122,075
Series 2025 E, Ref. RB	5.00%	12/01/2042	2,500	2,813,882
Wayne State University; Series 2016 A, Ref. RB	5.00%	11/15/2026	2,750	2,764,489
				93,282,681
Minnesota–0.54%
Bethal (City of), MN (Spectrum High School); Series 2017, Ref. RB	4.00%	07/01/2032	1,690	1,696,828
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Brainerd (City of), MN; Series 2025, RB	5.00%	05/01/2035	$2,010	$2,141,186
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.00%	06/15/2034	2,195	2,300,395
Hennepin (County of), MN; Series 2017 C, GO Bonds	5.00%	12/01/2037	2,750	2,791,407
Minnesota (State of) Health & Education Facilities Authority (ST. OLAF College); Series 2025, Ref. RB	5.00%	12/01/2032	500	571,357
Minnesota (State of) Municipal Power Agency; Series 2016, RB	5.00%	10/01/2032	1,500	1,520,301
Minnesota Agricultural & Economic Development Board (HealthPartners Obligated Group); Series 2024, RB	5.00%	01/01/2038	1,000	1,127,679
Oakdale (City of), MN; Series 2025, Ref. RB	4.38%	12/01/2035	2,725	2,765,176
				14,914,329
Mississippi–0.69%
Mississippi (State of); Series 2015 E, RB	5.00%	10/15/2035	5,430	5,439,203
Mississippi (State of) Hospital Equipment & Facilities Authority (Baptist Memorial Health Care); Series 2016, RB	5.00%	09/01/2036	7,000	7,054,594
Mississippi (State of) University Educational Building Corp. (New Residence Hall and Facilities); Series 2024, Ref. RB	5.00%	08/01/2041	1,195	1,333,802
Warren (County of), MS; Series 2018, Ref. RB	4.00%	09/01/2032	5,000	5,287,654
				19,115,253
Missouri–1.56%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health); Series 2017 A, Ref. RB	5.00%	03/01/2036	3,525	3,591,939
Jackson County Consolidated School District No. 4; Series 2022, GO Bonds	5.00%	03/01/2037	3,550	3,619,349
Maryland Heights (City of), MO (Westport Plaza Redevelopment); Series 2020, RB	4.13%	11/01/2038	1,045	983,322
Missouri (State of) Health & Educational Facilities Authority (Mercy Health);
Series 2012, RB	4.00%	11/15/2042	690	673,020
Series 2018 A, Ref. RB	5.00%	06/01/2026	120	120,738
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University); Series 2025, Ref. RB(c)	6.00%	10/01/2045	1,635	1,668,604
Missouri (State of) Health & Educational Facilities Authority (St. Louis University); Series 2015 A, RB	5.00%	10/01/2038	9,180	9,189,269
Missouri (State of) Health & Educational Facilities Authority (St. Luke’s Health System, Inc.); Series 2016, Ref. RB	5.00%	11/15/2031	2,740	2,754,473
North Kansas City School District No. 74 (Missouri Direct Deposit Program); Series 2025, GO Bonds	6.00%	03/01/2030	2,430	2,772,906
Pattonville R-3 School District;
Series 2018 A, GO Bonds(b)(d)	5.00%	03/01/2026	2,095	2,095,000
Series 2018 A, GO Bonds(b)(d)	5.00%	03/01/2026	1,700	1,700,000
Series 2018 A, GO Bonds(b)(d)	5.00%	03/01/2026	1,000	1,000,000
St. Charles (City of), MO; Series 2024 A, GO Bonds	5.00%	03/01/2041	2,500	2,819,933
St. Louis (City of), MO; Series 2005, RB (INS - NATL)(a)	5.50%	07/01/2029	4,000	4,416,455
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center); Series 2018 A, RB	5.00%	04/01/2038	4,000	4,064,902
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2012, RB	5.00%	09/01/2032	830	830,992
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(c)	5.00%	10/01/2033	1,105	1,130,310
				43,431,212
Nebraska–1.37%
Central Plains Energy Project; Subseries 2025 A-1, RB(b)	5.00%	08/01/2031	3,000	3,270,809
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2034	830	940,403
Douglas (County of), NE (Creighton University);
Series 2025, Ref. RB	5.00%	07/01/2028	1,000	1,059,587
Series 2025, Ref. RB	5.00%	07/01/2029	1,000	1,083,131
Nebraska (State of) Public Power District; Series 2016 C, RB	5.00%	01/01/2036	2,355	2,358,461
Omaha (City of), NE Public Power District; Series 2017 A, Ref. RB	5.00%	02/01/2042	22,000	22,617,116
Omaha Public Facilities Corp.; Series 2025 C, RB	5.00%	04/15/2043	1,565	1,735,297
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016, Ref. RB	5.00%	01/01/2032	5,180	5,224,139
				38,288,943
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–1.00%
Clark (County of), NV Department of Aviation; Series 2015 A, Ref. RB	5.00%	07/01/2040	$7,150	$7,165,633
Clark County School District; Series 2026 A, Ref. GO Bonds (INS - AGI)(a)	5.00%	06/15/2043	5,000	5,568,592
Humboldt (County of), NV;
Series 2016, Ref. RB	3.55%	10/01/2029	2,760	2,849,959
Series 2016, Ref. RB	3.55%	10/01/2029	3,500	3,576,798
Las Vegas Valley Water District;
Series 2016 A, Ref. GO Bonds(b)(d)	5.00%	06/01/2026	1,280	1,288,702
Series 2016 A, Ref. GO Bonds(b)(d)	5.00%	06/01/2026	1,340	1,349,110
Series 2016 B, Ref. GO Bonds(b)(d)	5.00%	06/01/2026	3,750	3,775,494
Nevada (State of); Series 2024 A, GO Bonds	6.00%	12/01/2028	2,190	2,405,395
				27,979,683
New Hampshire–1.82%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	1,711	1,786,432
Series 2025-2A, RB	4.22%	11/20/2042	4,975	5,007,686
New Hampshire (State of) Business Finance Authority (Grace Christian School); Series 2025, RB	5.13%	08/01/2040	2,700	2,786,667
New Hampshire (State of) Business Finance Authority (Social Bonds);
Series 2022-1A, RB	4.38%	09/20/2036	8,084	8,430,616
Series 2022-2A, RB	4.00%	10/20/2036	6,555	6,695,312
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(b)	4.15%	10/01/2034	1,970	2,011,218
Series 2024-1A, RB	4.25%	07/20/2041	6,898	7,096,162
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	9,901	10,216,940
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(c)(g)	0.00%	04/01/2032	5,000	3,404,871
New Hampshire (State of) Health and Education Facilities Authority; Series 2016, Ref. RB	5.50%	06/01/2036	3,250	3,269,478
				50,705,382
New Jersey–2.73%
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB(b)(d)	5.00%	12/15/2026	1,450	1,483,690
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2027	2,600	2,679,609
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.); Series 2013, RB	6.00%	10/01/2043	1,540	1,541,753
New Jersey (State of) Educational Facilities Authority (Princeton University); Series 2025 A-1, RB(b)	5.00%	07/01/2031	3,000	3,374,661
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2029	1,120	1,161,151
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2016, Ref. RB	5.00%	07/01/2033	1,000	1,007,657
New Jersey (State of) Health Care Facilities Financing Authority (RWJ Barnabas Health Obligated Group); Series 2016 A, Ref. RB	5.00%	07/01/2031	5,195	5,238,318
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2022 I, RB	5.00%	10/01/2053	9,070	9,481,584
Series 2024 K, RB	6.00%	10/01/2055	3,110	3,408,936
New Jersey (State of) Transportation Trust Fund Authority;
Series 2018 A, Ref. RN	5.00%	06/15/2029	5,000	5,037,563
Series 2019, Ref. RB	5.00%	12/15/2027	10,250	10,757,365
Series 2024 AA, Ref. RB	5.00%	06/15/2040	4,515	5,108,244
Series 2025 AA, RB	5.00%	06/15/2043	6,000	6,677,040
New Jersey (State of) Turnpike Authority;
Series 2025 B, RB	5.00%	01/01/2030	5,000	5,528,245
Series 2027 A, Ref. RB	5.00%	01/01/2034	3,500	3,959,546
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson); Series 2024, RB	5.00%	01/01/2034	280	296,363
Rutgers The State University of New Jersey; Series 2009 G, VRD RB(e)	0.35%	05/01/2039	2,600	2,600,000
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2033	6,500	6,799,417
				76,141,142
New Mexico–0.71%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan); Series 2010, Ref. RB(b)	3.90%	06/01/2028	6,300	6,437,786
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
Farmington (City of), NM (Southern California Edison); Series 2005 B, Ref. RB	1.80%	04/01/2029	$8,000	$7,601,457
New Mexico (State of) Finance Authority;
Series 2023 A-2, RB	5.00%	06/01/2038	1,320	1,322,340
Series 2023 A-2, RB	5.00%	06/01/2048	4,300	4,303,368
				19,664,951
New York–7.59%
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.); Series 2026, RB(c)	5.00%	06/01/2036	5,000	5,324,224
Metropolitan Transportation Authority; Series 2016 A, Ref. RB	5.25%	11/15/2034	5,600	5,703,696
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A2, Ref. RB	5.00%	11/15/2027	9,000	9,156,174
Series 2020 E, Ref. RB	5.00%	11/15/2027	3,750	3,928,378
Series 2020 E, Ref. RB	5.00%	11/15/2028	4,000	4,300,439
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2040	1,500	1,506,400
Nassau (County of), NY; Series 2016 C, GO Bonds	5.00%	04/01/2034	5,335	5,345,052
New York (City of), NY;
Series 2012, VRD GO Bonds(e)	1.05%	04/01/2042	15,000	15,000,000
Series 2018 E-1, GO Bonds	5.00%	03/01/2039	3,625	3,773,075
Series 2021-3, VRD GO Bonds(e)	1.05%	04/01/2042	13,000	13,000,000
Subseries 2018 F-1, GO Bonds	5.00%	04/01/2040	2,270	2,360,821
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2040	4,500	5,032,748
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC) (CPI Rate + 0.88%)(a)(i)	3.62%	03/01/2026	2,725	2,725,000
Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(a)(i)	3.28%	03/01/2027	5,500	5,534,509
New York (City of), NY Municipal Water Finance Authority;
Series 2010, VRD RB(e)	1.05%	06/15/2043	6,000	6,000,000
Series 2014, VRD RB(e)	0.02%	06/15/2049	6,000	6,000,000
Series 2016 CC, Ref. RB	5.00%	06/15/2046	4,000	4,014,254
New York (City of), NY Transitional Finance Authority;
Series 2018, VRD RB(e)	1.10%	08/01/2042	2,000	2,000,000
Series 2024 C, GO Bonds	5.00%	05/01/2039	5,000	5,690,019
Series 2024, RB	5.00%	05/01/2041	1,000	1,117,117
Subseries 2010 A-4, VRD RB(e)	1.05%	08/01/2039	5,000	5,000,000
Subseries 2016 B-1, RB	5.00%	08/01/2038	5,000	5,039,754
Subseries 2016 B-1, RB	5.00%	08/01/2040	5,000	5,035,414
New York (State of) (Green Bonds); Series 2021, Ref. RB	3.00%	04/01/2050	1,865	1,849,842
New York (State of) Dormitory Authority; Series 2024 A, Ref. RB	5.00%	03/15/2043	5,250	5,789,798
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2025 A, Ref. RB	5.00%	05/01/2043	2,615	2,821,608
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2031	1,500	1,701,240
Series 2025, Ref. RB	5.00%	07/01/2032	1,350	1,557,583
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB	5.00%	10/01/2032	1,125	1,247,801
Series 2024, RB	5.00%	10/01/2033	1,445	1,614,174
Series 2024, RB	5.00%	10/01/2035	1,250	1,392,491
Series 2024, RB	5.00%	10/01/2036	3,100	3,423,903
New York (State of) Housing Finance Agency (Green Bonds); Series 2024, RB(b)	3.45%	11/01/2029	12,800	12,823,187
New York (State of) Power Authority (Green Bonds); Series 2024 A, RB	5.00%	11/15/2042	1,000	1,118,417
New York City Housing Development Corp. (Green Bonds); Series 2022 B-2, RB (CEP - Federal Housing Administration)(b)	3.40%	12/22/2026	18,005	18,011,728
New York Convention Center Development Corp. (Hotel Unit Fee Secured); Series 2015, Ref. RB	5.00%	11/15/2040	3,465	3,468,012
New York Liberty Development Corp. (Green Bonds) (4 World Trade Center);
Series 2021 A, Ref. RB	0.95%	11/15/2027	3,000	2,870,577
Series 2021 A, Ref. RB	1.20%	11/15/2028	1,000	937,903
New York State Urban Development Corp.; Series 2017 A, Ref. RB	5.00%	03/15/2030	1,450	1,490,036
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,020	1,032,445
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	12,515	11,482,095
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB (INS - BAM)(a)(c)(e)	1.05%	11/15/2047	13,460	13,460,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Yonkers (City of), NY; Series 2026 A, GO Bonds (INS - AGI)(a)	5.00%	02/01/2044	$1,000	$1,087,887
				211,767,801
North Carolina–2.03%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems);
Series 2013 A, Ref. RB	5.00%	01/15/2039	9,540	9,563,818
Series 2016, Ref. RB	5.00%	01/15/2040	6,000	6,007,882
North Carolina (State of) (Garvee);
Series 2025, Ref. RB	5.00%	03/01/2029	13,000	14,096,056
Series 2025, Ref. RB	5.00%	03/01/2030	4,000	4,443,202
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2016 B, Ref. RB	5.00%	07/01/2042	4,900	4,951,003
North Carolina (State of) Housing Finance Agency; Series 2020, Ref. RB (CEP - GNMA)	3.00%	07/01/2051	3,180	3,178,946
North Carolina (State of) Medical Care Commission; Series 2026, RB	5.00%	11/01/2040	2,900	3,180,851
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2013, Ref. RB	5.00%	11/01/2046	4,260	4,262,499
North Carolina (State of) Medical Care Commission (Wake Forest Baptist Obligated Group); Series 2012 A, RB	4.00%	12/01/2045	230	225,007
North Carolina (State of) Municipal Power Agency No. 1 (Catawba); Series 2015 A, Ref. RB	5.00%	01/01/2027	1,615	1,618,943
Raleigh (City of), NC;
Series 2025, RB	5.25%	10/01/2041	350	411,519
Series 2025, RB	5.25%	10/01/2042	675	783,540
Raleigh (City of), NC Housing Authority (Tryon Flats); Series 2025, RB(b)	2.95%	03/01/2029	3,910	3,936,880
				56,660,146
North Dakota–0.41%
Horace (City of), ND; Series 2024 C, Ref. GO Bonds	4.50%	05/01/2039	2,250	2,346,798
North Dakota (State of) Housing Finance Agency; Series 2016, Ref. RB	3.50%	07/01/2046	5,335	5,331,165
North Dakota (State of) Housing Finance Agency (Social Bonds);
Series 2023, RB	5.75%	01/01/2054	2,100	2,268,933
Series 2024 C, RB	6.25%	01/01/2055	1,395	1,584,709
				11,531,605
Ohio–3.81%
American Municipal Power, Inc. (Combined Hydroelectric); Series 2025 A, Ref. RB	5.00%	02/15/2042	1,000	1,101,020
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2023, Ref. RB	5.00%	02/15/2038	4,800	5,444,798
Bowling Green State University; Series 2017 B, Ref. RB	5.00%	06/01/2042	2,205	2,242,562
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(c)	7.00%	11/15/2048	2,950	3,047,510
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB	5.00%	01/01/2041	1,550	1,743,576
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield); Series 2025 A, RB(c)	6.63%	01/01/2045	2,640	2,819,020
Franklin (County of), OH (Nationwide Children’s Hospital); Series 2016, Ref. RB	5.00%	11/01/2033	2,610	2,684,678
Greater Cincinnati (Port of), OH Development Authority (Duke Energy Corp.); Series 2024, Ref. RB	5.00%	12/01/2041	965	1,069,855
Greater Cincinnati (Port of), OH Development Authority (IPS Cincinnati LLC); Series 2021, RB(b)	4.38%	06/15/2026	5,080	5,062,583
Hilliard School District; Series 2025 B, GO Bonds	5.00%	12/01/2041	325	369,161
North Royalton City School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2043	1,000	1,114,203
Ohio (State of);
Series 2018 A, GO Bonds(b)(d)	5.00%	03/15/2026	3,195	3,198,149
Series 2019 A, GO Bonds	5.00%	05/01/2036	5,000	5,134,145
Series 2026 A, GO Bonds	5.00%	03/01/2045	2,200	2,445,537
Ohio (State of) Air Quality Development Authority (Duke Energy Corp.); Series 2022 B, Ref. RB(b)	4.00%	06/01/2027	10,000	10,165,392
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.);
Series 2014 A, RB(b)	2.40%	10/01/2029	4,500	4,344,938
Series 2019 A, Ref. PCR	3.25%	09/01/2029	7,500	7,554,314
Series 2026, RB	4.35%	06/30/2040	3,355	3,416,947
Ohio (State of) Higher Educational Facility Commission (Case Western Reserve University); Series 2016, Ref. RB	5.00%	12/01/2040	2,045	2,066,387
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Higher Educational Facility Commission (John Carroll University); Series 2025, RB	5.00%	10/01/2040	$4,000	$4,170,721
Ohio (State of) Higher Educational Facility Commission (Kenyon College);
Series 2015, Ref. RB	5.00%	07/01/2041	3,180	3,180,871
Series 2017, RB	5.00%	07/01/2042	4,605	4,682,503
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2025, Ref. RB	5.00%	02/01/2042	2,975	3,299,952
Ohio (State of) Housing Finance Agency;
Series 2017 A, RB (CEP - GNMA)	4.10%	03/01/2042	535	535,255
Series 2018 A, RB (CEP - GNMA)	4.00%	09/01/2048	785	726,105
Ohio State University (The); Series 2023, Ref. VRD RB(e)	1.50%	06/01/2035	15,840	15,840,000
Pickerington Local School District; Series 2025, Ref. GO Bonds	5.00%	12/01/2033	1,420	1,659,124
University of Cincinnati; Series 2016 C, RB	5.00%	06/01/2041	1,400	1,403,665
Warren (County of), OH Port Authority (Corridor 75 Park); Series 2022 B, RB	4.75%	12/01/2034	910	958,400
Warren (County of), OH Port Authority (District at Deerfield Parking Facility); Series 2023, RB	5.25%	12/01/2034	3,205	3,368,064
West Central Ohio Port Authority; Series 2025, RB	5.00%	12/01/2035	1,170	1,278,773
				106,128,208
Oklahoma–0.37%
Oklahoma (County of), OK Finance Authority (Midwest-City Del City Public Schools);
Series 2024, RB (INS - BAM)(a)	5.00%	10/01/2039	1,000	1,137,858
Series 2024, RB (INS - BAM)(a)	5.00%	10/01/2040	1,500	1,691,850
Oklahoma (State of) Development Finance Authority;
Series 2025 B, Ref. RB	5.00%	06/01/2031	475	535,882
Series 2025 B, Ref. RB	5.00%	06/01/2032	500	572,716
Oklahoma (State of) Municipal Power Authority;
Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2041	250	280,872
Series 2025 A, Ref. RB (INS - AGI)(a)	5.00%	01/01/2042	730	811,386
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2025, RB	5.00%	04/01/2042	1,315	1,481,429
Oklahoma Water Resources Board; Series 2025, RB	5.00%	10/01/2043	1,310	1,420,586
Tulsa County Independent School District No. 4 Bixby; Series 2025, GO Bonds	5.00%	06/01/2027	1,000	1,032,467
University of Oklahoma (The);
Series 2025 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2042	400	450,441
Series 2025 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2043	800	891,432
				10,306,919
Ontario–0.09%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(c)	6.00%	10/05/2040	2,455	2,509,868
Oregon–0.78%
Columbia County School District No. 502; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2038	1,310	1,346,768
Morrow (Port of), OR; Series 2024 A, GO Bonds(c)	5.15%	10/01/2026	9,000	9,002,776
Oregon (State of) (Article XI-M); Series 2023 D, GO Bonds	5.00%	06/01/2041	2,000	2,241,488
Oregon (State of) (Article XI-Q State); Series 2016 D, GO Bonds	5.00%	05/01/2041	3,670	3,681,597
Portland (Port of), OR (Portland International Airport); Series 2025 A, Ref. RB	5.00%	07/01/2038	1,750	2,044,106
State of Oregon Department of Transportation; Series 2026 A, RB	5.00%	11/15/2044	1,075	1,193,607
Washington & Multnomah Counties School District No. 48J Beaverton; Series 2017 D, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	06/15/2035	2,170	2,241,226
				21,751,568
Pennsylvania–2.15%
Allegheny (County of), PA Higher Education Building Authority (Carnegie Mellon University); Series 2022, Ref. RB (SOFR + 0.29%)(b)(i)	2.88%	08/01/2027	1,000	998,288
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018, Ref. RB	5.00%	04/01/2035	2,150	2,244,601
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	4,350	4,633,771
Allegheny (County of), PA Sanitary Authority; Series 2018, RB	5.00%	06/01/2043	5,000	5,166,591
Commonwealth Financing Authority; Series 2018, RB	5.00%	06/01/2026	2,000	2,012,695
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC);
Series 2023 A, Ref. RB(b)	4.10%	04/03/2028	$7,000	$7,181,171
Series 2023 B, Ref. RB	4.10%	06/01/2029	1,550	1,626,730
Pennsylvania (Commonwealth of); Series 2018 A, Ref. COP	5.00%	07/01/2037	1,600	1,658,150
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds); Series 2021-136, Ref. RB	3.00%	10/01/2051	5,804	5,784,156
Pennsylvania (Commonwealth of) Public School Building Authority (Delaware County Community College); Series 2023, RB (INS - BAM)(a)	4.13%	10/01/2048	5,005	4,767,981
Pennsylvania (Commonwealth of) Turnpike Commission;
First series 2025, Ref. RB	5.00%	12/01/2041	1,150	1,319,744
First series 2025, Ref. RB	5.00%	12/01/2042	1,000	1,131,822
Series 2016, Ref. RB	5.00%	12/01/2033	2,000	2,038,442
Series 2016, Ref. RB	5.00%	12/01/2034	2,525	2,571,914
Series 2019 A, RB	5.00%	12/01/2028	2,000	2,140,996
Series 2025 B, RB	5.00%	12/01/2040	1,000	1,155,413
Series 2025 B, RB	5.00%	12/01/2041	1,250	1,441,184
Philadelphia (City of), PA;
Series 2024 C, RB (INS - AGI)(a)	5.00%	09/01/2040	1,000	1,142,723
Series 2025 A, RB	5.00%	07/01/2031	635	721,557
Series 2025 C, Ref. GO Bonds	5.00%	08/01/2030	1,000	1,112,428
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program); Series 2025 A, RB	5.00%	03/01/2032	2,500	2,798,463
State College Area School District; Series 2015, GO Bonds	5.00%	03/15/2040	6,400	6,403,318
				60,052,138
Puerto Rico–0.93%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	4,250	4,319,744
Series 2002, RB	5.63%	05/15/2043	900	913,803
Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	4,240	4,339,374
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	3,632	3,880,470
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,000	1,111,228
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2005 RR, RB (INS -SGI)(a)	5.00%	07/01/2026	4,000	4,016,376
Series 2007 TT, RB (INS - NATL)(a)	5.00%	07/01/2026	270	270,110
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2033	2,755	2,142,315
Series 2019 A-2, RB	4.33%	07/01/2040	5,000	5,010,342
				26,003,762
Rhode Island–1.60%
Rhode Island Health & Educational Building Corp. (Brown University);
Series 2023, Ref. RB	5.00%	09/01/2041	4,030	4,514,804
Series 2023, Ref. RB	5.00%	09/01/2042	4,155	4,608,620
Rhode Island Health & Educational Building Corp. (Higher Education Facilities- Brown); Series 2005 A, VRD RB(e)	1.90%	05/01/2035	7,500	7,500,000
Rhode Island Health & Educational Building Corp. (University of Rhode Island - Auxiliary Enterprise); Series 2009 B, RB (INS - AGI)(a)	5.25%	09/15/2029	750	751,974
Tobacco Settlement Financing Corp.;
Series 2015 A, Ref. RB	5.00%	06/01/2027	6,810	6,822,616
Series 2015 B, Ref. RB	4.50%	06/01/2045	10,135	10,134,728
Series 2015 B, Ref. RB	5.00%	06/01/2050	10,325	10,324,237
				44,656,979
South Carolina–1.18%
Charleston County Airport District; Series 2019, RB	5.00%	07/01/2043	3,050	3,190,578
Coastal Carolina University; Series 2014, RB	5.00%	06/01/2034	1,355	1,357,448
Corp ForGreer (City Improvement);
Series 2025, RB	5.00%	09/01/2031	250	283,731
Series 2025, RB	5.00%	09/01/2032	250	288,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
Dorchester (County of), SC; Series 2023, RB	5.25%	10/01/2043	$1,590	$1,611,350
South Carolina (State of) Housing Finance & Development Authority;
Series 2020 B, RB	3.25%	01/01/2052	1,240	1,239,172
Series 2021 A, RB	3.00%	01/01/2052	1,720	1,719,348
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare);
Series 2024, RB	5.00%	11/15/2032	450	489,990
Series 2024, RB	5.00%	11/15/2033	400	438,097
Series 2024, RB	5.00%	11/15/2034	350	384,706
Series 2024, RB	5.00%	11/15/2035	375	408,995
South Carolina (State of) Jobs-Economic Development Authority (Carolina Voyager); Series 2024 A, RB(c)	5.00%	06/15/2034	2,215	2,393,624
South Carolina (State of) Jobs-Economic Development Authority (High Point Academy); Series 2018 A, RB(c)	5.75%	06/15/2039	870	868,315
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(c)	5.00%	06/15/2034	1,355	1,443,215
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2025 A, RB	5.00%	10/01/2035	1,000	1,068,311
Series 2025 A, RB	5.00%	10/01/2040	1,300	1,339,870
South Carolina (State of) Jobs-Economic Development Authority (Midlands Stem Chartered School); Series 2025, RB(c)	5.25%	06/15/2034	2,000	1,991,350
South Carolina (State of) Public Service Authority;
Series 2016 B, Ref. RB	5.00%	12/01/2041	2,000	2,023,107
Series 2026 A, RB	5.00%	12/01/2044	1,650	1,822,576
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB (INS - AGI)(a)	5.00%	12/01/2042	7,730	8,652,357
				33,014,166
Tennessee–1.82%
Clarksville (City of), TN; Series 2025, Ref. RB	5.00%	09/01/2031	1,000	1,138,241
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments); Series 2025, RB(c)	4.25%	11/01/2030	2,500	2,508,847
Memphis (City of), TN; Series 2025, RB	5.00%	12/01/2041	2,000	2,302,270
Metropolitan Nashville Airport Authority (The);
Series 2026 A, RB	5.00%	07/01/2043	2,000	2,235,320
Series 2026 A, RB	5.00%	07/01/2044	2,200	2,424,368
Series 2026 C, Ref. RB	5.00%	07/01/2043	2,295	2,563,012
Series 2026 C, Ref. RB	5.00%	07/01/2044	1,430	1,575,839
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2035	20,330	20,468,083
Tennessee (State of); Series 2023 A, GO Bonds	5.00%	05/01/2039	11,410	12,976,644
Tennessee Housing Development Agency; Series 2015-2B, RB	3.45%	07/01/2029	2,580	2,581,211
				50,773,835
Texas–10.74%
Allen Independent School District; Series 2016, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	80	80,076
Alvin College; Series 2025, Ref. GO Bonds	5.00%	02/15/2043	1,750	1,897,962
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2024, RB(c)	4.13%	06/15/2034	770	772,942
Series 2024, RB(c)	4.25%	06/15/2039	1,075	1,068,470
Series 2025, Ref. RB(c)	5.00%	06/15/2035	1,440	1,545,940
Austin (City of), TX;
Series 2017, Ref. RB	5.00%	11/15/2042	2,500	2,563,918
Series 2023, Ref. RB	5.00%	11/15/2041	2,630	2,918,842
Series 2025, Ref. GO Bonds	5.00%	09/01/2033	3,245	3,833,001
Series 2025, Ref. RB	5.00%	11/15/2043	5,000	5,580,044
Austin Independent School District; Series 2022 B, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/01/2032	2,080	2,370,408
Bexar (County of), TX; Series 2018, Ctfs. of Obligations	5.00%	06/15/2042	1,000	1,018,184
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation); Series 2016, Ref. RB	4.00%	07/15/2031	1,500	1,501,152
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Boerne Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)(b)	3.85%	12/01/2027	$4,145	$4,236,509
Brooks Development Authority;
Series 2025 B, Ref. RB(b)(c)	5.00%	08/15/2032	2,000	2,129,076
Series 2025 C, Ref. RB(b)(c)	5.00%	08/15/2028	1,750	1,802,664
Cedar Park (City of), TX; Series 2025, Ref. RB	5.00%	08/15/2043	1,805	2,001,859
Clifton Higher Education Finance Corp. (Idea Public Schools);
Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	1,850	2,009,154
Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	2,000	2,214,071
Clifton Higher Education Finance Corp. (International Leadership of Texas, Inc.); Series 2025, Ref. RB (CEP - Texas Permanent School Fund)	5.00%	02/15/2029	1,800	1,926,044
Comal Independent School District; Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/01/2042	1,000	1,120,478
Corpus Christi (City of), TX; Series 2025, Ref. RB (INS - AGI)(a)	5.00%	07/15/2032	1,000	1,149,706
Dallas & Fort Worth (Cities of), TX; Series 2023 B, Ref. RB	5.00%	11/01/2031	2,645	3,022,768
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport);
Series 2022 B, Ref. RB	5.00%	11/01/2038	4,500	5,025,561
Series 2024, RB	5.00%	11/01/2041	1,500	1,692,700
Series 2025 B, RB	5.00%	11/01/2041	2,000	2,256,934
Series 2025 B, RB	5.00%	11/01/2042	2,300	2,570,374
Dallas (City of), TX (Dallas, Denton, Collin and Rockwall Counties); Series 2016 A, Ref. RB	5.00%	10/01/2041	1,000	1,009,428
Dallas (City of), TX Independent School District; Series 2026 A, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	5,000	5,543,935
Dallas College;
Series 2022, GO Bonds	5.00%	02/15/2035	1,000	1,001,763
Series 2022,GO Bonds	5.00%	02/15/2037	2,660	2,664,247
Denton (City of), TX;
Series 2017, RB	5.00%	12/01/2032	3,000	3,060,660
Series 2017, RB	5.00%	12/01/2036	6,850	6,969,412
Denton (County of), TX;
Series 2025, GO Bonds	5.00%	07/15/2029	1,000	1,091,300
Series 2025, Ref. GO Bonds	5.00%	07/15/2033	1,000	1,172,596
El Paso (City of), TX; Series 2016, GO Bonds	5.00%	08/15/2028	3,000	3,037,949
El Paso Independent School District; Series 2017, GO Bonds(d)	5.00%	08/15/2042	3,750	3,796,678
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	3,800	4,166,268
Garland (City of), TX;
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2043	500	558,025
Series 2026, Ref. RB (INS - AGI)(a)	5.00%	03/01/2044	575	636,190
Georgetown (City of), TX;
Series 2025, RB	5.00%	08/15/2028	1,200	1,278,960
Series 2025, RB	5.00%	08/15/2030	725	806,297
Greenville Independent School District;
Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	1,710	1,914,860
Series 2026, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2044	1,500	1,662,489
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(a)	5.25%	08/15/2031	3,395	3,930,773
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital); Series 2026 A, Ref. RB	5.00%	12/01/2036	2,000	2,380,119
Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System); Series 2016, RB	5.00%	07/01/2038	2,675	2,691,507
Houston (City of), TX;
Series 2015 A, Ref. RB	5.00%	11/15/2036	19,740	19,760,309
Series 2016 B, Ref. RB	5.00%	11/15/2036	12,000	12,191,183
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2029	6,000	6,166,510
Series 2018 B, Ref. RB	5.00%	07/01/2043	2,000	2,067,860
Jarrell Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,055	1,169,712
Joshua Farms Municipal Management District No 1; Series 2026, RB(c)	4.35%	09/01/2036	1,355	1,373,040
Lamar Consolidated Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	11,000	11,153,575
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Leander (City of), TX;
Series 2025, GO Bonds	5.00%	08/15/2041	$700	$792,120
Series 2025, GO Bonds	5.00%	08/15/2042	1,350	1,513,687
Lewisville Independent School District;
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2029	1,750	1,916,994
Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2030	1,750	1,963,229
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2019, Ref. RB	5.00%	05/15/2039	1,210	1,235,802
Series 2019, Ref. RB	5.00%	05/15/2044	375	380,737
Series 2023, Ref. RB (INS - AGI)(a)	5.00%	05/15/2042	1,250	1,377,714
Lowry Crossing (City of), TX (Simpson Road Public Improvement District);
Series 2025, RB(c)	4.25%	09/15/2030	289	294,594
Series 2025, RB(c)	4.75%	09/15/2035	320	338,596
Lubbock Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,160	1,331,211
Medina Valley Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	1,445	1,607,971
Montgomery (County of), TX; Series 2018, RB	5.00%	09/15/2043	4,000	4,002,745
New Hope Cultural Education Facilities Finance Corp. (Bella Vida Forefront Living); Series 2025, Ref. RB	4.25%	10/01/2030	7,000	7,009,276
New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(c)	4.00%	08/15/2036	2,000	1,908,665
North East Texas Regional Mobility Authority; Series 2025 A, Ref. RB	5.00%	01/01/2042	700	763,569
North Harris (County of), TX Regional Water Authority; Series 2016, Ref. RB	5.00%	12/15/2032	1,290	1,315,217
North Texas Tollway Authority;
Series 2017 A, Ref. RB	5.00%	01/01/2039	8,090	8,365,107
Series 2017 B, Ref. RB	5.00%	01/01/2043	8,165	8,272,699
Pasadena Independent School District;
Series 2018, GO Bonds(b)(d)	5.00%	02/15/2028	590	622,126
Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2039	485	504,691
Pearland Independent School District;
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2041	1,000	1,123,932
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	275	306,015
Series 2025, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	250	275,178
Port Arthur (Port of), TX Navigation District; Subseries 2010, VRD RB(e)	1.73%	11/01/2040	11,825	11,825,000
Red Oak Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2032	1,000	1,147,596
San Antonio (City of), TX;
Series 2016 C, Ref. RB	5.00%	05/15/2041	5,750	5,819,658
Series 2016, Ref. RB	5.00%	02/01/2031	2,145	2,167,669
Series 2024 A, RB	5.00%	02/01/2041	1,000	1,122,620
Series 2025, VRD RB(e)	1.00%	05/01/2055	5,790	5,790,000
Sienna Management District; Series 2021, GO Bonds (INS - BAM)(a)	2.00%	10/15/2030	555	516,637
Socorro Independent School District; Series 2018, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2041	2,555	2,597,370
Tarrant County Cultural Education Facilities Finance Corp.; Series 2026, Ref. RB	5.00%	11/15/2044	3,625	3,983,611
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. RB	5.00%	05/15/2037	4,105	4,109,731
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	19,835	19,982,918
Temple (City of), TX;
Series 2025, Ref. GO Bonds	5.00%	08/01/2028	2,145	2,287,090
Series 2025, Ref. GO Bonds	5.00%	08/01/2029	1,000	1,092,072
Texas (State of);
Series 2022 B, Ref. GO Bonds	5.00%	08/01/2041	5,000	5,007,785
Series 2025, Ref. GO Bonds	5.00%	10/01/2042	5,020	5,685,042
Texas (State of) Water Development Board;
Series 2015 A, RB	5.00%	10/15/2040	6,195	6,200,715
Series 2017 A, RB	5.00%	10/15/2042	5,000	5,129,489
Series 2025, RB	5.00%	10/15/2032	1,250	1,459,174
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tomball Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2040	$2,450	$2,781,218
Trophy Club (Town of), TX (Public Improvement District No. 1); Series 2025, Ref. RB	5.00%	09/01/2028	1,000	1,027,210
West Travis County Public Utility Agency; Series 2017, Ref. RB (INS - BAM)(a)	5.00%	08/15/2030	1,000	1,040,193
				299,559,155
Utah–0.62%
Downtown Revitalization Public Infrastructure District (SEG Redevelopment); Series 2025, RB (INS - AGI)(a)	5.00%	06/01/2029	1,100	1,191,066
Local Building Authority of Alpine School District (West School District);
Series 2025, RB	5.00%	03/15/2031	2,000	2,262,919
Series 2025, RB	5.00%	03/15/2032	1,800	2,075,121
Salt Lake City (City of), UT;
Series 2017 B, RB	5.00%	07/01/2042	7,100	7,249,013
Series 2025 B, RB	5.25%	07/01/2042	1,305	1,499,947
Utah (State of) Transit Authority; Series 2025, Ref. RB	5.00%	12/15/2032	2,500	2,922,309
				17,200,375
Vermont–0.40%
University of Vermont and State Agricultural College; Series 2015, Ref. RB	5.00%	10/01/2040	10,000	10,007,878
Vermont (State of) Educational & Health Buildings Financing Agency (University of Vermont Medical Center (The)); Series 2016 A, Ref. RB	5.00%	12/01/2032	1,120	1,125,473
				11,133,351
Virginia–0.84%
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGI)(a)	5.00%	07/01/2041	4,910	4,929,147
Hampton (City of), VA Roads Transportation Accountability Commission; Series 2021 A, RB(d)	5.00%	07/01/2026	5,000	5,047,259
Virginia (Commonwealth of) Housing Development Authority; Subseries 2012 C-2, RB	3.45%	04/01/2038	825	825,920
Virginia (Commonwealth of) Port Authority;
Series 2025, RB	5.00%	07/01/2031	1,000	1,132,551
Series 2025, RB	5.00%	07/01/2032	1,000	1,152,495
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023 B-3, RB	5.38%	09/01/2029	3,150	3,183,678
Series 2023, RB	6.50%	09/01/2043	3,250	3,626,266
Wise County Industrial Development Authority; Series 2009, RB(b)	3.13%	10/01/2030	3,500	3,567,587
				23,464,903
Washington–3.41%
Island County Consolidated School District No. 206 South Whidbey;
Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	1,000	1,151,613
Series 2025, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2041	1,000	1,133,203
King (County of), WA; Series 2025, VRD RB(e)	1.00%	01/01/2065	5,000	5,000,000
Lewis & Thurston (Counties of), WA Centralia School District No. 401; Series 2017, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2039	3,795	3,853,555
North Thurston Public Schools; Series 2024, Ref. GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2029	1,160	1,278,707
Pierce County School District No. 403 Bethel; Series 2024, GO Bonds (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2042	1,585	1,771,534
Seattle (City of), WA; Series 2023 A, Ref. RB	5.00%	03/01/2039	4,260	4,808,282
Seattle (Port of), WA;
Series 2017, GO Bonds	5.00%	01/01/2037	3,500	3,568,693
Series 2017, GO Bonds	5.00%	01/01/2042	3,375	3,424,483
Snohomish (County of), WA Public Utility District No. 1;
Series 2025 B, Ref. RB	5.00%	12/01/2032	1,065	1,243,464
Series 2025 B, Ref. RB	5.00%	12/01/2039	1,670	1,941,443
Series 2025 B, Ref. RB	5.00%	12/01/2040	1,775	2,046,024
University of Washington; Series 2016 A, Ref. RB	5.25%	12/01/2046	10,850	10,949,080
Vancouver Housing Authority; Series 2026, RB	4.63%	02/01/2044	1,100	1,095,839
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Limited Term Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of);
Series 2016 B, GO Bonds	5.00%	08/01/2040	$2,500	$2,521,222
Series 2017 A, COP	5.00%	07/01/2033	2,100	2,176,057
Series 2017 A, GO Bonds	5.00%	08/01/2036	1,230	1,242,585
Washington (State of) Health Care Facilities Authority (Providence Health & Services);
Series 2012 A, RB	5.00%	10/01/2032	1,940	1,944,195
Series 2012 A, RB	5.00%	10/01/2042	21,650	21,664,716
Series 2014 D, Ref. RB	5.00%	10/01/2041	5,000	5,005,670
Washington (State of) Housing Finance Commission; Series 2025-1, RB	4.08%	11/20/2041	2,289	2,264,666
Washington (State of) Housing Finance Commission (Horizon House); Series 2025 B-3, Ref. RB	4.38%	01/01/2033	5,000	5,020,367
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(c)	5.00%	01/01/2036	1,755	1,769,661
Washington (State of) Housing Finance Commission (Social Certificates);
Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	2,224	2,208,501
Series 2024-2, RB	4.22%	03/01/2050	5,941	6,012,649
				95,096,209
Wisconsin–2.26%
Fox Valley Technical College District; Series 2025 B, GO Bonds	5.00%	12/01/2032	1,705	1,976,846
Rice Lake Area School District; Series 2014, GO Bonds	3.00%	04/01/2026	1,025	1,025,247
University of Wisconsin Hospitals & Clinics; Series 2024 C, Ref. VRD RB(e)	1.05%	04/01/2054	5,000	5,000,000
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group); Series 2016 A, Ref. RB	5.00%	11/15/2039	3,745	3,756,672
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Senior Credit Group); Series 2016, Ref. RB	5.00%	11/15/2036	6,650	6,677,022
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.); Series 2025 A, Ref. RB	5.00%	11/15/2035	2,000	2,031,827
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	5.45%	10/01/2039	500	540,514
Wisconsin (State of) Health & Educational Facilities Authority (Forensic Science and Protective Medicine Facility); Series 2024, RB(c)	5.00%	08/01/2027	13,230	13,319,472
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Thedacare Health Inc.); Series 2025, Ref. RB	5.00%	04/01/2041	1,000	1,100,785
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Corp.); Series 2026, Ref. RB	5.00%	12/01/2043	1,925	2,099,100
Wisconsin (State of) Public Finance Authority;
Series 2023, RB(c)	5.75%	07/01/2033	485	511,293
Series 2023, RB(c)	6.63%	07/01/2043	650	674,278
Series 2025, RB(c)	4.00%	07/15/2033	3,250	3,284,195
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(c)(g)	0.00%	12/15/2038	5,000	2,341,099
Wisconsin (State of) Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2028	575	577,298
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(c)(g)	0.00%	12/15/2033	3,072	1,889,156
Wisconsin (State of) Public Finance Authority (Campus Real Estate Holdings);
Series 2025, Ref. RB	5.00%	06/01/2030	750	788,055
Series 2025, Ref. RB	5.00%	06/01/2035	1,115	1,220,943
Wisconsin (State of) Public Finance Authority (City of Boynton Beach, Florida Municipal Improvements); Series 2018, RB	5.00%	07/01/2041	2,000	2,069,023
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB	5.00%	03/01/2041	4,400	4,403,920
Wisconsin (State of) Public Finance Authority (Legacy Hills); Series 2025, Ref. RB(c)	6.00%	11/15/2045	3,000	2,991,705
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(c)(g)	0.00%	12/15/2039	5,000	1,803,477
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.); Series 2018 A, RB	5.00%	12/01/2027	765	777,940
Wisconsin (State of) Public Finance Authority (Rans-Bridgewater); Series 2024, RB(c)	5.63%	12/15/2030	1,240	1,244,927
Wisconsin (State of) Public Finance Authority (Rans-Elevon); Series 2024, RB(c)	5.00%	07/15/2030	881	883,114
				62,987,908
Total Municipal Obligations (Cost $2,629,983,958)				2,685,935,447
			Shares
MuniFund Preferred Shares–1.20%
Nuveen AMT-Free Municipal Credit Income Fund; Series B, VRD(e)	2.33%		7,500,000	7,500,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Limited Term Municipal Income Fund

		Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund; MFP, Series D	2.33%	12,000,000	$12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund; VRD(c)(e)	2.33%	13,800,000	13,800,000
Total MuniFund Preferred Shares (Cost $33,300,000)			33,300,000
TOTAL INVESTMENTS IN SECURITIES(j)–97.52% (Cost $2,663,283,958)			2,719,235,447
OTHER ASSETS LESS LIABILITIES–2.48%			69,197,909
NET ASSETS–100.00%			$2,788,433,356
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
CPI	– Consumer Price Index
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
MFP	– MuniFund Preferred Shares
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
SOFR	– Secured Overnight Financing Rate
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $164,108,480, which represented 5.89% of the Fund’s Net Assets.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(f)	Restricted security. The value of this security at February 28, 2026 represented less than 1% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(j)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
23
Invesco Limited Term Municipal Income Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $2,663,283,958)	$2,719,235,447
Cash	67,423,447
Receivable for:
Investments sold	1,781,343
Fund shares sold	3,721,012
Interest	30,739,207
Investment for trustee deferred compensation and retirement plans	237,871
Other assets	117,878
Total assets	2,823,256,205
Liabilities:
Payable for:
Investments purchased	28,198,034
Dividends	2,890,653
Fund shares reacquired	2,734,037
Accrued fees to affiliates	591,828
Accrued trustees’ and officers’ fees and benefits	4,188
Accrued other operating expenses	156,156
Trustee deferred compensation and retirement plans	247,953
Total liabilities	34,822,849
Net assets applicable to shares outstanding	$2,788,433,356
Net assets consist of:
Shares of beneficial interest	$2,873,744,247
Distributable earnings (loss)	(85,310,891)
$2,788,433,356
Net Assets:
Class A	$1,035,913,538
Class A2	$23,071,339
Class C	$19,105,387
Class Y	$1,233,135,870
Class R5	$602,926
Class R6	$476,604,296
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	93,408,212
Class A2	2,079,256
Class C	1,723,237
Class Y	111,244,007
Class R5	54,362
Class R6	42,994,205
Class A:
Net asset value per share	$11.09
Maximum offering price per share (Net asset value of $11.09 ÷ 97.50%)	$11.37
Class A2:
Net asset value per share	$11.10
Maximum offering price per share (Net asset value of $11.10 ÷ 99.00%)	$11.21
Class C:
Net asset value and offering price per share	$11.09
Class Y:
Net asset value and offering price per share	$11.08
Class R5:
Net asset value and offering price per share	$11.09
Class R6:
Net asset value and offering price per share	$11.09
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
24
Invesco Limited Term Municipal Income Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$108,397,371
Expenses:
Advisory fees	6,243,522
Administrative services fees	384,201
Custodian fees	15,653
Distribution fees:
Class A	2,598,303
Class C	226,553
Transfer agent fees — A, A2, C and Y	1,812,774
Transfer agent fees — R5	581
Transfer agent fees — R6	73,312
Trustees’ and officers’ fees and benefits	43,780
Registration and filing fees	183,389
Reports to shareholders	140,050
Professional services fees	111,446
Other	42,963
Total expenses	11,876,527
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,461)
Net expenses	11,875,066
Net investment income	96,522,305
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(547,379))	(3,814,502)
Change in net unrealized appreciation of unaffiliated investment securities	28,473,451
Net realized and unrealized gain	24,658,949
Net increase in net assets resulting from operations	$121,181,254
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
25
Invesco Limited Term Municipal Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$96,522,305	$100,747,740
Net realized gain (loss)	(3,814,502)	89,565
Change in net unrealized appreciation (depreciation)	28,473,451	(6,328,880)
Net increase in net assets resulting from operations	121,181,254	94,508,425
Distributions to shareholders from distributable earnings:
Class A	(35,241,375)	(37,726,982)
Class A2	(904,471)	(997,115)
Class C	(597,274)	(952,219)
Class Y	(42,754,110)	(41,435,163)
Class R5	(21,029)	(24,899)
Class R6	(18,059,982)	(21,219,121)
Total distributions from distributable earnings	(97,578,241)	(102,355,499)
Share transactions–net:
Class A	(50,010,941)	(91,600,249)
Class A2	(4,422,742)	(409,267)
Class C	(7,949,888)	(17,552,467)
Class Y	87,930,683	9,993,128
Class R5	(74,965)	(38,811)
Class R6	(90,107,224)	(20,788,153)
Net increase (decrease) in net assets resulting from share transactions	(64,635,077)	(120,395,819)
Net increase (decrease) in net assets	(41,032,064)	(128,242,893)
Net assets:
Beginning of year	2,829,465,420	2,957,708,313
End of year	$2,788,433,356	$2,829,465,420
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
26
Invesco Limited Term Municipal Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$10.99	$0.37	$0.10	$0.47	$(0.37)	$11.09	4.39%	$1,035,914	0.59%	0.59%	— %	3.36%	42%
Year ended 02/28/25	11.02	0.36	(0.02)	0.34	(0.37)	10.99	3.15	1,077,419	0.59	0.59	—	3.32	27
Year ended 02/29/24	10.94	0.34	0.08	0.42	(0.34)	11.02	3.94	1,172,249	0.59	0.59	—	3.15	60
Year ended 02/28/23	11.28	0.23	(0.37)	(0.14)	(0.20)	10.94	(1.21)	1,370,337	0.58	0.58	—	2.12	96
Year ended 02/28/22	11.52	0.12	(0.23)	(0.11)	(0.13)	11.28	(1.00)	1,505,388	0.62	0.62	0.58	1.05	23
Class A2
Year ended 02/28/26	11.00	0.39	0.11	0.50	(0.40)	11.10	4.64	23,071	0.34	0.34	—	3.61	42
Year ended 02/28/25	11.03	0.39	(0.02)	0.37	(0.40)	11.00	3.41	27,330	0.34	0.34	—	3.57	27
Year ended 02/29/24	10.95	0.37	0.08	0.45	(0.37)	11.03	4.20	27,807	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.28	0.26	(0.36)	(0.10)	(0.23)	10.95	(0.87)	31,001	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.53	0.15	(0.25)	(0.10)	(0.15)	11.28	(0.84)	32,980	0.37	0.37	0.33	1.30	23
Class C
Year ended 02/28/26	10.99	0.28	0.11	0.39	(0.29)	11.09	3.61	19,105	1.34	1.34	—	2.61	42
Year ended 02/28/25	11.02	0.28	(0.02)	0.26	(0.29)	10.99	2.38	26,938	1.34	1.34	—	2.57	27
Year ended 02/29/24	10.94	0.26	0.08	0.34	(0.26)	11.02	3.17	44,610	1.34	1.34	—	2.40	60
Year ended 02/28/23	11.27	0.15	(0.36)	(0.21)	(0.12)	10.94	(1.86)	59,567	1.33	1.33	—	1.37	96
Year ended 02/28/22	11.52	0.04	(0.25)	(0.21)	(0.04)	11.27	(1.84)	75,669	1.37	1.37	1.33	0.30	23
Class Y
Year ended 02/28/26	10.99	0.39	0.10	0.49	(0.40)	11.08	4.56	1,233,136	0.34	0.34	—	3.61	42
Year ended 02/28/25	11.02	0.39	(0.02)	0.37	(0.40)	10.99	3.41	1,133,847	0.34	0.34	—	3.57	27
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.20	1,126,813	0.34	0.34	—	3.40	60
Year ended 02/28/23	11.27	0.26	(0.36)	(0.10)	(0.23)	10.94	(0.87)	1,272,667	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.25)	(0.10)	(0.15)	11.27	(0.85)	1,162,937	0.37	0.37	0.33	1.30	23
Class R5
Year ended 02/28/26	11.00	0.39	0.10	0.49	(0.40)	11.09	4.53	603	0.36	0.36	—	3.59	42
Year ended 02/28/25	11.02	0.39	(0.01)	0.38	(0.40)	11.00	3.47	675	0.36	0.36	—	3.55	27
Year ended 02/29/24	10.94	0.37	0.08	0.45	(0.37)	11.02	4.18	716	0.36	0.36	—	3.38	60
Year ended 02/28/23	11.28	0.26	(0.37)	(0.11)	(0.23)	10.94	(0.96)	774	0.33	0.33	—	2.37	96
Year ended 02/28/22	11.52	0.15	(0.24)	(0.09)	(0.15)	11.28	(0.75)	1,836	0.36	0.36	0.32	1.31	23
Class R6
Year ended 02/28/26	10.99	0.40	0.11	0.51	(0.41)	11.09	4.71	476,604	0.28	0.28	—	3.67	42
Year ended 02/28/25	11.02	0.40	(0.02)	0.38	(0.41)	10.99	3.47	563,257	0.28	0.28	—	3.63	27
Year ended 02/29/24	10.94	0.38	0.08	0.46	(0.38)	11.02	4.26	585,514	0.28	0.28	—	3.46	60
Year ended 02/28/23	11.27	0.27	(0.36)	(0.09)	(0.24)	10.94	(0.81)	627,516	0.27	0.27	—	2.43	96
Year ended 02/28/22	11.51	0.16	(0.24)	(0.08)	(0.16)	11.27	(0.70)	519,924	0.31	0.31	0.27	1.36	23

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
27
Invesco Limited Term Municipal Income Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Limited Term Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is federal tax-exempt current income.
 The Fund currently consists of six different classes of shares: Class A, Class A2, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A and Class A2 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class A2 and Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
28
Invesco Limited Term Municipal Income Fund

D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining a line of credit.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
29
Invesco Limited Term Municipal Income Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.300%
Over $500 million up to and including $1 billion	0.250%
Over $1 billion	0.200%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.23%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 1.25%, 2.25%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A2, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of the Class A and Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A and Class C shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) also impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A2 shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $35,776 and $72 in front-end sales commissions from the sale of Class A and Class A2 shares, respectively, and $103,019, $0 and $1,259 from Class A, Class A2 and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
30
Invesco Limited Term Municipal Income Fund

NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $124,595,778 and securities sales of $45,647,580, which resulted in net realized gains (losses) of $(547,379).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,461.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances
The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank.  Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$577,571	$726,145
Ordinary income-tax-exempt	97,000,670	101,629,354
Total distributions	$97,578,241	$102,355,499

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$6,860,124
Net unrealized appreciation — investments	55,897,134
Temporary book/tax differences	(130,191)
Capital loss carryforward	(147,937,958)
Shares of beneficial interest	2,873,744,247
Total net assets	$2,788,433,356
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$101,163,162	$46,774,796	$147,937,958
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $1,037,128,180 and $1,097,597,441, respectively. As of February 28, 2026, the aggregate cost of
31
Invesco Limited Term Municipal Income Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$60,421,634
Aggregate unrealized (depreciation) of investments	(4,524,500)
Net unrealized appreciation of investments	$55,897,134
Cost of investments for tax purposes is $2,663,338,313.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was decreased by $9,334 and undistributed net realized gain (loss) was increased by $9,334. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	21,157,476	$231,301,237	23,336,656	$256,539,564
Class A2	143,659	1,574,476	167,685	1,842,540
Class C	308,141	3,363,142	299,752	3,287,571
Class Y	46,836,434	510,964,098	38,513,942	422,803,624
Class R5	9,205	102,090	5,951	65,700
Class R6	9,476,865	103,489,272	15,015,161	164,833,616
Issued as reinvestment of dividends:
Class A	2,333,302	25,520,930	2,475,832	27,170,960
Class A2	39,689	434,334	39,911	438,329
Class C	43,329	473,427	68,464	751,135
Class Y	2,186,772	23,912,385	2,090,254	22,935,534
Class R5	953	10,411	1,252	13,740
Class R6	1,330,250	14,542,611	1,601,464	17,573,139
Automatic conversion of Class C shares to Class A shares:
Class A	453,393	4,956,359	1,086,064	11,932,925
Class C	(453,513)	(4,956,359)	(1,086,567)	(11,932,925)
Reacquired:
Class A	(28,528,359)	(311,789,467)	(35,257,686)	(387,243,698)
Class A2	(588,430)	(6,431,552)	(244,635)	(2,690,136)
Class C	(625,535)	(6,830,098)	(879,351)	(9,658,248)
Class Y	(40,950,003)	(446,945,800)	(39,710,488)	(435,746,030)
Class R5	(17,141)	(187,466)	(10,813)	(118,251)
Class R6	(19,063,560)	(208,139,107)	(18,512,128)	(203,194,908)
Net increase (decrease) in share activity	(5,907,073)	$(64,635,077)	(10,999,280)	$(120,395,819)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32
Invesco Limited Term Municipal Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Limited Term Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Limited Term Municipal Income Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
33
Invesco Limited Term Municipal Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.41%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
34
Invesco Limited Term Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
35
Invesco Limited Term Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
LTMI-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Municipal Income Fund
Nasdaq:
A: VKMMX ■ C: VMICX ■ Y: VMIIX ■ Investor: VMINX ■ R6: VKMSX

2	Schedule of Investments
19	Financial Statements
22	Financial Highlights
23	Notes to Financial Statements
30	Report of Independent Registered Public Accounting Firm
31	Tax Information
32	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–105.50%
Alabama–3.13%
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	$4,200	$4,210,630
Black Belt Energy Gas District (The); Series 2024 A, RB(a)	5.25%	09/01/2032	3,895	4,229,044
Energy Southeast, A Cooperative District; Series 2024 B, RB(a)	5.25%	06/01/2032	4,500	4,971,924
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(b)	5.75%	10/01/2049	5,000	5,072,798
Huntsville-Redstone Village Special Care Facilities Financing Authority;
Series 2007, Ref. RB	6.00%	01/01/2060	900	750,840
Series 2008, RB(c)	2.00%	01/01/2060	189	9,924
Jefferson (County of), AL;
Series 2024, Ref. RB	5.25%	10/01/2045	5,000	5,393,858
Series 2024, Ref. Revenue Wts.	5.25%	10/01/2049	6,460	6,811,875
Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	5,000	5,304,931
Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	21,000	22,923,862
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC); Series 2024, RB(b)	4.75%	12/01/2054	7,500	7,187,528
Southeast Energy Authority, A Cooperative District (No. 2); Series 2024 A, RB	5.00%	11/01/2035	8,765	9,434,174
Southeast Energy Authority, A Cooperative District (No. 3); Series 2022 A-1, RB(a)	5.50%	12/01/2029	5,445	5,926,735
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	5,000	5,066,815
				87,294,938
Alaska–0.53%
Municipality of Anchorage; Series 2025, RB (INS - AGI)(b)(e)(f)	5.25%	02/01/2050	14,120	14,890,643
Arizona–2.83%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2042	675	679,182
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2047	925	925,221
Series 2017 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2051	1,000	978,809
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2038	500	508,997
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2048	1,800	1,793,580
Series 2018 A, Ref. RB (CEP - Ohio School District)	5.00%	07/01/2052	2,125	2,070,396
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	4,500	4,442,769
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB(d)	5.50%	07/01/2036	5,265	5,287,565
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB(d)	5.75%	07/15/2048	3,150	3,152,465
Arizona (State of) Industrial Development Authority (Social Bonds); Series 2020 A, RB	4.00%	11/01/2045	2,500	2,354,391
Chandler (City of), AZ Industrial Development Authority (Intel Corp.); Series 2007, RB(a)(b)	4.10%	06/15/2028	10,000	10,194,418
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2031	2,440	2,336,766
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB(d)	5.00%	07/01/2036	2,500	2,505,431
Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	11,425	11,684,689
Pima (County of), AZ Industrial Development Authority (The) (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	5,000	4,796,013
Salt River Project Agricultural Improvement & Power District; Series 2025, RB(f)	5.25%	01/01/2053	12,280	13,107,060
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	3,180	3,545,299
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project); Series 2024, RB(d)	5.00%	06/15/2059	3,860	3,340,588
Yuma (City of), AZ Industrial Development Authority (Yuma Regional Medical Center); Series 2024, Ref. RB	5.25%	08/01/2054	5,000	5,179,845
				78,883,484
Arkansas–0.36%
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(b)	5.45%	09/01/2052	5,000	5,042,447
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–(continued)
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds); Series 2023, RB(b)	5.70%	05/01/2053	$5,000	$5,112,920
				10,155,367
California–9.17%
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(g)	0.00%	08/01/2031	40	35,625
California (State of); Series 2020, Ref. GO Bonds	4.00%	03/01/2040	5,000	5,163,918
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds); Series 2024, RB(a)	5.00%	04/01/2032	7,500	8,181,712
California (State of) Community Choice Financing Authority (Green Bonds); Series 2023, RB(a)	5.00%	08/01/2029	5,000	5,321,817
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 A, Ref. RB	4.00%	06/01/2049	1,500	1,337,738
Series 2020 B-2, Ref. RB(g)	0.00%	06/01/2055	27,695	5,382,700
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB(g)	0.00%	06/01/2055	10,000	2,039,822
California (State of) Housing Finance Agency (Social Certificates); Series 2023-1, RB	4.38%	09/20/2036	3,407	3,624,620
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(d)	12.00%	11/02/2026	8,260	4,460,400
California (State of) Municipal Finance Authority; Series 2026 A-1, RB	4.05%	07/20/2041	5,145	5,208,419
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(b)	5.00%	12/31/2043	5,000	5,084,238
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(b)(d)	5.00%	07/01/2030	3,160	3,178,511
Series 2012, RB(b)(d)	5.00%	11/21/2045	6,705	6,713,686
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(d)	5.00%	11/21/2045	5,250	5,358,787
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(d)	5.00%	06/01/2046	3,000	2,974,766
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB(d)	5.00%	12/01/2041	6,475	6,491,922
Series 2016 A, RB(d)	5.25%	12/01/2056	6,150	6,153,360
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 C, RB(d)(g)	0.00%	06/01/2055	45,000	2,816,500
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2029	1,585	1,462,218
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2039	1,000	601,435
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(g)	0.00%	08/01/2032	5,030	4,274,564
Series 2009 A, GO Bonds(g)	0.00%	08/01/2033	4,185	3,442,215
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(g)	0.00%	06/01/2066	52,850	5,656,731
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGI)(e)	5.00%	08/01/2026	2,000	2,024,826
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2034	1,500	1,190,794
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	307,002
Los Angeles (City of), CA Department of Airports; Series 2021 A, Ref. RB(b)	5.00%	05/15/2046	10,000	10,364,250
Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(b)	5.50%	05/15/2037	10,810	12,216,625
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 A, RB(b)	5.00%	05/15/2044	5,515	5,633,428
Los Angeles Unified School District (Green Bonds); Series 2022 QRR, GO Bonds	5.25%	07/01/2047	5,000	5,430,472
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2035	3,260	2,481,637
Morongo Band of Mission Indians (The); Series 2018 A, RB(d)	5.00%	10/01/2042	4,800	4,899,300
M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	9,015	11,293,051
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2037	1,170	818,938
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2038	4,770	3,187,739
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2039	5,010	3,193,417
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2040	5,260	3,192,412
Series 2009 B, GO Bonds (INS - AGI)(e)(g)	0.00%	08/01/2041	5,520	3,180,588
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds(g)	0.00%	08/01/2035	1,500	1,138,684
San Diego (City of), CA Public Facilities Financing Authority; Series 2023 A, RB	4.00%	08/01/2052	10,000	9,761,353
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority; Series 2021 B, RB(b)	5.00%	07/01/2046	$10,000	$10,319,279
San Diego Unified School District (Election of 2018) (Green Bonds); Series 2023, GO Bonds	4.00%	07/01/2053	10,000	9,673,703
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2025 A, RB(b)(f)(h)	5.25%	05/01/2055	10,000	10,551,196
Series 2019 E, RB(b)	5.00%	05/01/2050	15,000	15,193,405
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	795	795,590
San Mateo Foster City School District (Election of 2008); Series 2010, GO Bonds(c)	6.63%	08/01/2042	4,915	5,615,415
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(g)	0.00%	06/01/2036	22,000	12,461,671
Series 2007 A, RB(g)	0.00%	06/01/2041	5,000	1,904,980
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	3,900	3,897,105
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds(g)	0.00%	08/01/2026	1,250	1,238,369
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2045	1,000	1,012,944
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(e)(g)	0.00%	08/01/2027	7,865	7,588,894
				255,532,771
Colorado–3.40%
Broadway Park North Metropolitan District No. 2; Series 2020, GO Bonds(d)	5.00%	12/01/2049	1,600	1,538,699
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, RB(d)	5.00%	12/01/2037	3,500	3,502,105
Colliers Hill Metropolitan District No. 2; Series 2022 B-1, Ref. GO Bonds	5.75%	12/15/2047	4,302	4,283,891
Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	4.00%	08/01/2049	15,000	13,361,070
Series 2024 A, Ref. RB	5.25%	12/01/2054	13,345	13,871,175
Colorado (State of) Health Facilities Authority (Covenant Living Communinities and Services); Series 2025, Ref. RB	5.13%	12/01/2050	4,000	4,024,717
Colorado State University Research Foundation; Series 2025 A, RB(d)	5.38%	03/01/2055	5,900	5,907,516
Crowfoot Valley Ranch Metropolitan District No. 2; Series 2024 A, Ref. GO Bonds (INS - BAM)(e)	4.25%	12/01/2049	2,250	2,129,190
Denver (City & County of), CO;
Series 2018 A, Ref. RB(b)	5.00%	12/01/2048	15,800	15,969,900
Series 2021 A, RB	4.00%	08/01/2051	9,000	8,552,549
Series 2022 A, RB(b)	5.50%	11/15/2042	7,500	8,336,743
Denver (City & County of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2035	2,500	2,524,510
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	7,015	8,689,692
St. Vrain Lakes Metropolitan District No. 2; Series 2024 B, Ref. GO Bonds	6.38%	11/15/2054	1,000	1,003,416
West Point Metropolitan District Park Ridge Subdistrict; Series 2024, GO Bonds(d)	6.50%	12/01/2048	1,200	1,212,964
				94,908,137
Connecticut–0.65%
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB(d)	5.00%	09/01/2046	3,990	3,954,736
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	1,000,648
Series 2014 A, RB	5.00%	08/01/2044	5,000	5,000,237
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2026, Ref. RB	5.50%	07/01/2055	7,595	8,165,986
				18,121,607
District of Columbia–3.96%
District of Columbia;
Series 2020 A, RB	4.00%	03/01/2045	6,665	6,596,245
Series 2025, GO Bonds(f)(h)	5.25%	01/01/2048	6,820	7,293,749
District of Columbia (Georgetown University); Series 2017, Ref. RB(a)(i)	5.00%	04/01/2027	1,180	1,215,821
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	2,102,119
District of Columbia Income Tax Revenue; Series 2025, RB(f)	5.00%	07/01/2047	11,675	12,288,207
District of Columbia Tobacco Settlement Financing Corp.;
Series 2006 A, RB(g)	0.00%	06/15/2046	25,000	6,023,705
Series 2006 C, RB(g)	0.00%	06/15/2055	34,000	3,545,700
District of Columbia Water & Sewer Authority; Series 2024 B, Ref. VRD RB(j)	1.15%	10/01/2054	5,000	5,000,000
District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	10,000	9,392,791
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
Metropolitan Washington Airports Authority;
Series 2010 A, RB (INS - AGI)(e)(g)	0.00%	10/01/2037	$17,565	$10,702,697
Series 2019 B, Ref. RB	4.00%	10/01/2049	26,045	23,295,104
Washington Metropolitan Area Transit Authority;
Series 2020 A, RB	4.00%	07/15/2045	5,000	4,949,898
Series 2025, RB(f)(h)	5.50%	07/15/2060	9,350	10,072,310
Washington Metropolitan Area Transit Authority (Green Bonds); Series 2023 A, RB	5.50%	07/15/2051	7,500	8,034,718
				110,513,064
Florida–10.36%
Broward (County of), FL;
Series 2017, RB(b)	5.00%	10/01/2047	13,945	14,052,713
Series 2019 A, RB(b)	4.00%	10/01/2049	5,530	4,960,617
Series 2022 A, RB	4.00%	10/01/2047	5,005	4,845,892
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	15,000	14,049,124
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(d)	5.00%	12/15/2055	2,000	1,806,057
Capital Trust Agency, Inc. (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB(d)	5.00%	07/01/2046	2,500	1,905,371
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(b)	6.13%	10/01/2055	1,375	1,434,054
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(f)	5.00%	10/01/2055	9,815	10,248,962
Davie (Town of), FL (Nova Southeastern University); Series 2018, Ref. RB	5.00%	04/01/2048	5,000	5,067,751
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(d)(k)	12.00%	07/15/2028	6,000	2,100,000
Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	07/01/2053	20,725	20,658,945
Series 2024, Ref. RB(b)	5.50%	07/01/2053	10,900	8,120,500
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(b)(d)(k)	10.00%	07/15/2028	5,000	1,750,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB(a)(b)(d)(k)	10.00%	06/15/2026	2,500	1,725,000
Florida Development Finance Corp. (Mater Academy); Series 2020 A, RB	5.00%	06/15/2050	9,405	9,089,061
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2020 C, Ref. RB(d)	5.00%	09/15/2050	4,400	3,934,442
Greater Orlando Aviation Authority;
Series 2017 A, RB(b)	5.00%	10/01/2047	10,000	10,090,917
Series 2019 A, RB(b)	4.00%	10/01/2044	10,000	9,656,502
Series 2024, RB(b)	5.25%	10/01/2051	10,000	10,448,797
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018-12/26/2018; Cost $4,672,453)(k)(l)	6.00%	04/01/2038	4,763	59,535
Hillsborough (County of), FL Industrial Development Authority (Baycare Health System); Series 2024 C, Ref. RB	5.25%	11/15/2049	5,000	5,329,328
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2030	3,050	3,209,542
Series 2020 A, Ref. RB	5.50%	08/15/2040	4,000	4,138,830
Series 2020 A, Ref. RB	5.75%	08/15/2050	1,500	1,503,922
Series 2020 A, Ref. RB	5.75%	08/15/2055	3,000	2,964,655
Lee (County of), FL;
Series 2024, RB(b)	5.25%	10/01/2049	11,470	12,093,977
Series 2024, RB(b)	5.25%	10/01/2054	5,000	5,204,746
Series 2026 A-1, RB(b)	5.25%	10/01/2044	1,000	1,104,057
Manatee (County of), FL; Series 2023, Ref. RB	4.00%	10/01/2048	5,000	4,743,121
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,011,088
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,045,648
Miami-Dade (County of), FL;
Series 2019 B, RB	4.00%	10/01/2049	15,000	13,870,140
Series 2020 A, RB	4.00%	07/01/2050	5,000	4,605,834
Series 2021, RB	4.00%	10/01/2051	5,000	4,639,726
Subseries 2021 A-1, Ref. RB (INS - AGI)(b)(e)	4.00%	10/01/2045	28,000	26,962,642
Subseries 2021 A-2, Ref. RB (INS - AGI)(e)	4.00%	10/01/2049	11,290	10,510,284
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB (INS - AGI)(e)	5.00%	07/01/2035	3,350	3,354,312
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2025, Ref. RB	5.25%	10/01/2056	10,000	10,492,418
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	$2,080	$2,096,934
Palm Beach (County of), FL Health Facilities Authority (Jupiter Medical Center);
Series 2025, RB	5.75%	11/01/2050	1,950	2,070,738
Series 2025, RB	5.25%	11/01/2055	1,950	1,987,131
Peace River Manasota Regional Water Supply Authority; Series 2025, RB(f)(h)	5.50%	10/01/2055	11,685	12,663,250
Reunion East Community Development District; Series 2005, RB(k)	5.80%	05/01/2036	197	2
Tampa (City of), FL;
Series 2020 A, RB(g)	0.00%	09/01/2040	1,000	568,130
Series 2020 A, RB(g)	0.00%	09/01/2041	1,000	542,546
Series 2020 A, RB(g)	0.00%	09/01/2042	1,025	528,133
Series 2020 A, RB(g)	0.00%	09/01/2045	1,950	816,220
Series 2020 A, RB(g)	0.00%	09/01/2049	2,600	831,933
Series 2020 A, RB(g)	0.00%	09/01/2053	2,300	604,101
Tampa Bay (City of), FL Water; Series 2001 A, Ref. RB(i)	6.00%	10/01/2029	3,000	3,373,146
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2023, RB(d)	5.25%	05/01/2054	6,000	6,046,139
Wildwood (City of), FL Village Community Development Disctrict No. 16; Series 2025, RB	5.13%	05/01/2056	3,780	3,800,999
				288,717,912
Georgia–2.87%
Atlanta (City of), GA; Series 2022 B, RB(b)	5.00%	07/01/2047	10,215	10,523,753
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(d)	5.56%	12/15/2048	6,000	5,469,148
City of Atlanta GA Department of Aviation (Green Bonds) ; Series 2025 B-1, RB(b)(f)	5.50%	07/01/2055	9,000	9,555,827
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4); Series 2019, RB	5.00%	01/01/2048	10,530	10,589,920
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2047	7,750	7,750,096
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB(d)	5.88%	06/15/2047	1,680	1,689,065
Series 2017 A, RB(d)	6.00%	06/15/2052	1,530	1,536,904
Main Street Natural Gas, Inc.;
Series 2023 B, RB(a)	5.00%	03/01/2030	5,000	5,369,086
Series 2023 C, RB(a)	5.00%	09/01/2030	6,000	6,480,173
Series 2023 E-1, RB(a)	5.00%	06/01/2031	5,000	5,439,793
Series 2024 B, RB(a)	5.00%	03/01/2032	7,565	8,291,403
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB(b)(d)	4.00%	01/01/2038	7,210	7,235,348
				79,930,516
Guam–0.07%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,041,322
Idaho–0.20%
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	5,265	5,510,177
Illinois–5.29%
Chicago (City of), IL;
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	6,965	7,068,260
Series 2019 A, GO Bonds	5.00%	01/01/2044	2,880	2,890,121
Series 2025 A, GO Bonds	6.00%	01/01/2050	2,150	2,263,770
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP(d)	7.00%	01/15/2029	1,226	1,226,500
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(b)	6.13%	02/20/2042	1,075	1,075,769
Chicago (City of), IL (O’Hare International Airport);
Series 2022 A, RB(b)(f)(h)	5.25%	01/01/2053	15,000	15,298,827
Series 2022, RB(b)	5.00%	01/01/2048	5,000	5,091,677
Series 2024 A, RB(b)	5.50%	01/01/2059	10,750	11,235,238
Chicago (City of), IL Board of Education;
Series 2017 G, Ref. GO Bonds	5.00%	12/01/2034	5,000	5,033,695
Series 2018 D, GO Bonds	5.00%	12/01/2046	3,000	2,853,484
Series 2023 A, GO Bonds	6.00%	12/01/2049	6,500	6,737,589
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	4,870	4,932,919
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	460	455,620
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2017 C, GO Bonds	5.00%	11/01/2029	$5,000	$5,206,055
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	11,018,309
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,923,786
Series 2020 B, GO Bonds	4.00%	10/01/2034	2,900	2,978,900
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,763,090
Series 2024 B, GO Bonds	5.25%	05/01/2044	4,500	4,829,448
Series 2024 C, GO Bonds	4.00%	10/01/2048	7,590	6,824,504
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	4,450	4,532,492
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(b)	8.00%	06/01/2032	1,270	1,272,149
Illinois (State of) Finance Authority; Series 2025, Ref. RB(d)	5.88%	09/01/2046	2,500	2,505,085
Illinois (State of) Finance Authority (Ascension Health);
Series 2016 C, Ref. RB(a)(i)	5.00%	02/15/2027	4,790	4,918,251
Series 2016 C, Ref. RB	5.00%	02/15/2041	5,210	5,288,373
Illinois (State of) Finance Authority (Institute of Technology); Series 2019, Ref. RB	5.00%	09/01/2040	3,085	3,083,994
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $3,552,940)(l)	5.00%	11/01/2035	3,430	2,375,275
Series 2019 A, Ref. RB (Acquired 11/27/2019; Cost $2,321,400)(l)	5.00%	11/01/2040	2,245	1,554,663
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	772	567,482
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, RB	5.00%	08/01/2049	2,450	2,387,595
Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,013,557
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,829,823
Illinois (State of) Sports Facilities Authority (The); Series 2014, Ref. RB (INS - AGI)(e)	5.25%	06/15/2031	2,630	2,671,030
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	2,500	2,519,164
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB(k)	5.80%	03/01/2037	1,500	165,000
				147,391,494
Indiana–0.61%
Indiana Finance Authority; Series 2025, RB(f)	5.00%	10/01/2053	11,820	12,131,796
Northern Indiana Commuter Transportation District; Series 2016, RB	5.00%	07/01/2035	1,700	1,709,003
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2024, Ref. RB(b)(d)	4.88%	01/01/2044	3,000	3,084,739
				16,925,538
Iowa–0.74%
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	5,000	5,001,732
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(a)(i)	5.00%	12/01/2032	10,215	11,926,748
Iowa (State of) Tobacco Settlement Authority; Series 2021 A-2, Ref. RB	4.00%	06/01/2036	1,000	1,009,387
Muscatine Power and Water Electric Revenue; Series 2026 A, RB (INS - AGI)(e)	5.25%	12/01/2051	2,500	2,661,177
				20,599,044
Kansas–0.05%
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2024 VIII, Ref. RB	5.75%	05/15/2045	1,500	1,510,709
Kentucky–1.90%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	470,604
Series 2019, Ref. RB	4.00%	02/01/2036	380	383,272
Series 2019, Ref. RB	4.00%	02/01/2037	375	377,615
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,003,792
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,002,719
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	11,135	11,145,319
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,177,007
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	8,975,374
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (Commonwealth of) Public Energy Authority;
Series 2020 A, RB(a)(i)	4.00%	03/02/2026	$6,000	$6,038,040
Series 2023 A-1, Ref. RB(a)	5.25%	02/01/2032	5,000	5,503,077
Series 2024 A, RB(a)	5.00%	07/01/2030	3,575	3,832,037
Series 2025 B, RB	5.00%	12/01/2033	3,840	4,094,645
				53,003,501
Louisiana–0.83%
Jefferson (Parish of), LA Sales Tax District; Series 2019 B, RB (INS - AGI)(e)	4.00%	12/01/2038	6,000	6,110,081
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(b)	5.50%	09/01/2059	15,470	15,902,575
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(a)(i)	5.50%	05/15/2026	1,010	1,016,736
				23,029,392
Maryland–1.76%
Baltimore (City of), MD (Convention Center Hotel); Series 2017, Ref. RB	5.00%	09/01/2039	7,100	7,167,124
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,671,859
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB(d)	5.13%	07/01/2037	1,265	1,271,012
Series 2017 A, RB(d)	5.25%	07/01/2047	4,295	4,165,996
Series 2017 A, RB(d)	5.38%	07/01/2052	1,530	1,461,773
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health); Series 2017 A, RB	5.00%	05/15/2042	5,000	5,077,244
Maryland Economic Development Corp. (Purple Line) (Green Bonds);
Series 2022 B, RB(b)	5.25%	06/30/2047	14,465	14,684,828
Series 2022 B, RB(b)	5.25%	06/30/2055	4,315	4,324,287
Prince George’s (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	2,013,327
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,751,757
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2042	3,500	3,514,821
				49,104,028
Massachusetts–1.07%
Massachusetts (Commonwealth of) Development Finance Agency (Brown University); Series 2025, RB	5.50%	08/15/2050	1,500	1,581,840
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,019,319
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,209,939
Massachusetts (Commonwealth of) Development Finance Agency (Dana-Farber Cancer Institute); Series 2016, RB	5.00%	12/01/2041	2,000	2,022,901
Massachusetts (Commonwealth of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,000,209
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(b)	4.00%	07/01/2044	7,500	7,291,035
Massachusetts (Commonwealth of) Transportation Fund (Rail Enhancement Program); Series 2021 A, RB(f)	4.00%	06/01/2050	10,000	9,644,484
				29,769,727
Michigan–0.42%
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,230	1,260,172
Series 2019, Ref. RB	5.00%	05/15/2042	1,310	1,325,937
Series 2020, RB	5.00%	05/15/2055	2,520	2,344,277
Michigan (State of) Building Authority (Facilities Program); Series 2021 I, RB	4.00%	10/15/2046	7,000	6,771,476
				11,701,862
Minnesota–0.07%
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,005,811
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–2.26%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB (INS - AGI)(b)(e)	5.00%	03/01/2049	$11,975	$12,088,040
Series 2019 B, RB(b)	5.00%	03/01/2054	10,000	10,037,258
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(d)	5.00%	04/01/2046	1,150	1,107,542
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,675	1,677,473
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,699,645
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. RB	5.00%	02/01/2046	4,035	4,035,209
Series 2019 A, RB	5.00%	02/01/2042	3,105	3,168,614
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,203,206
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB(f)	5.00%	11/15/2047	15,540	15,707,214
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,751,941
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	7,523,832
				62,999,974
Nebraska–1.29%
Central Plains Energy Project (No. 3); Series 2017 A, Ref. RB	5.00%	09/01/2035	8,140	9,257,855
Omaha (City of), NE Airport Authority; Series 2024, RB (INS - AGI)(b)(e)	5.25%	12/15/2054	11,480	11,975,683
Omaha (City of), NE Public Power District;
Series 2021 A, RB	4.00%	02/01/2051	5,000	4,728,584
Series 2021 A, RB (INS - AGI)(e)	4.00%	02/01/2051	5,000	4,728,584
Series 2023 A, RB	5.25%	02/01/2053	5,000	5,296,410
				35,987,116
Nevada–0.29%
Las Vegas Valley Water District; Series 2025, GO Bonds(f)	5.25%	06/01/2055	5,000	5,347,830
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB	5.00%	07/15/2047	2,900	2,727,252
				8,075,082
New Hampshire–0.92%
New Hampshire (State of) Business Finance Authority; Series 2020-1A, RB	4.13%	01/20/2034	4,514	4,713,540
New Hampshire (State of) Business Finance Authority (Covanta); Series 2020 A, Ref. RB(a)(d)	3.63%	07/02/2040	740	620,012
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	6,402	6,539,221
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(a)	4.15%	10/01/2034	998	1,019,301
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	4,951	5,108,470
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(d)(g)	0.00%	12/01/2034	10,235	5,697,623
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.); Series 2024, RB(d)	5.63%	12/15/2033	1,930	2,003,438
				25,701,605
New Jersey–3.80%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGI)(e)	5.75%	11/01/2028	3,580	3,792,077
Hudson (County of), NJ Improvement Authority (Hudson County Courhouse); Series 2020, RB	4.00%	10/01/2046	10,000	9,914,200
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(f)(h)	5.00%	08/15/2053	10,000	10,511,675
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(b)	5.38%	01/01/2043	1,500	1,501,947
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2024 A, Ref. RB	5.25%	07/01/2054	5,000	5,323,569
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGI)(e)(g)	0.00%	12/15/2026	$10,000	$9,830,199
Series 2006 C, RB (INS - NATL)(e)(g)	0.00%	12/15/2031	7,410	6,362,405
Series 2014, RN	5.00%	06/15/2032	3,000	3,213,677
Series 2019 BB, RB	5.00%	06/15/2044	5,000	5,165,248
Series 2019 BB, RB	4.00%	06/15/2050	6,930	6,456,994
Series 2020 AA, RB	4.00%	06/15/2050	10,000	9,317,452
Series 2022, RB(a)(i)	5.50%	12/15/2032	5,000	6,043,933
New Jersey (State of) Turnpike Authority; Series 2022 B, RB	5.25%	01/01/2052	12,000	12,750,721
New Jersey Turnpike Authority; Series 2025, RB(f)(h)	5.25%	01/01/2055	8,050	8,653,903
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	1,605	1,607,917
Series 2018 A, Ref. RB	5.25%	06/01/2046	5,350	5,388,966
				105,834,883
New York–11.24%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB(g)	0.00%	07/15/2035	5,000	3,584,921
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(d)	5.25%	10/15/2050	2,630	2,566,806
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	4,891,199
Metropolitan Transportation Authority (Green Bonds);
Series 2020 D-3, RB	4.00%	11/15/2050	10,000	8,988,672
Series 2020 E, Ref. RB	4.00%	11/15/2045	5,000	4,696,807
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,810,849
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	5,260,673
Series 2019, RB(b)	5.00%	11/01/2049	6,500	6,645,585
New York (City of), NY;
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,291,087
Series 2022 A-1, GO Bonds	5.25%	09/01/2043	7,500	8,193,214
New York (City of), NY Municipal Water Finance Authority; Series 2024 AA, RB	5.25%	06/15/2053	5,000	5,320,618
New York (City of), NY Transitional Finance Authority;
Series 2019, RB	4.00%	11/01/2042	10,000	10,017,759
Series 2022 C-1, RB	4.00%	02/01/2051	6,000	5,505,709
New York (State of) Dormitory Authority;
Series 2021, RB(a)(i)	4.00%	03/15/2032	630	690,700
Series 2021, RB	4.00%	03/15/2040	10,225	10,430,926
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,124,474
Series 2025 A, RB	5.00%	03/15/2051	7,000	7,346,260
New York City Housing Development Corp. (Green Bonds); Series 2023, RB	4.80%	02/01/2053	10,000	10,065,573
New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	9,848,604
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(d)	5.00%	11/15/2044	10,905	10,922,977
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	10,045	9,620,917
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(b)	5.00%	08/01/2026	4,615	4,620,344
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(b)	5.00%	01/01/2034	6,970	7,195,584
Series 2020, RB(b)	4.38%	10/01/2045	4,165	4,019,198
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB(b)	6.00%	06/30/2054	6,020	6,319,593
Series 2023, RB(b)	5.38%	06/30/2060	8,215	8,249,995
Series 2024, RB(b)	5.50%	06/30/2054	2,875	2,941,742
Series 2024, RB(b)	5.50%	06/30/2060	10,000	10,222,547
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2025, RB(b)	6.00%	06/30/2055	10,000	10,681,825
Series 2025, RB (INS - AGI)(b)(e)	5.50%	06/30/2059	6,000	6,289,081
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(b)	5.25%	01/01/2050	$10,000	$10,003,591
Series 2023, RB(b)	6.00%	04/01/2035	10,000	11,163,921
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2022, RB(b)	5.00%	12/01/2036	1,275	1,393,336
Series 2022, RB(b)	5.00%	12/01/2037	2,700	2,931,348
Series 2024, Ref. RB (INS - AGI)(b)(c)(e)	5.00%	12/31/2054	1,500	1,013,153
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(b)(e)	5.25%	12/31/2054	9,305	9,559,071
Series 2024, Ref. RB(b)	5.50%	12/31/2060	10,000	10,258,903
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(b)	5.00%	12/01/2038	5,000	5,397,974
Onondaga Civic Development Corp.; Series 2025, RB	5.50%	12/01/2056	5,000	5,501,357
Rockland Tobacco Asset Securitization Corp.; Series 2005 A, RB(d)(g)	0.00%	08/15/2045	52,470	15,348,210
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	5,170	5,291,368
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2022 A, RB	5.25%	05/15/2057	5,000	5,279,547
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2025, RB	5.25%	12/01/2054	1,500	1,601,189
Series 2025, RB (INS - AGI)(e)	4.50%	12/01/2056	1,500	1,500,974
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	19,905	18,507,247
Westchester County Local Development Corp.; Series 2025, RB	7.50%	11/01/2055	2,000	2,248,896
				313,364,324
North Carolina–0.26%
North Carolina (State of) Medical Care Commission (Pennybyrn at Maryfield);
Series 2020, RB	5.00%	10/01/2040	1,050	1,067,846
Series 2020, RB	5.00%	10/01/2045	1,000	982,434
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGI)(e)	5.00%	01/01/2038	5,000	5,234,784
				7,285,064
North Dakota–0.37%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	1,520	1,489,357
North Dakota (State of) Housing Finance Agency (Social Bonds); Series 2024 C, RB	6.25%	01/01/2055	2,895	3,288,697
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	6,065	5,479,031
				10,257,085
Ohio–4.12%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB(a)(i)	5.25%	11/15/2026	5,000	5,105,371
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,040	3,511,953
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	20,240	16,738,945
Series 2020 B-3, Ref. RB(g)	0.00%	06/01/2057	17,975	1,399,023
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,280,992
Columbus Regional Airport Authority (John Glenn Columbus International Airport);
Series 2025, Ref. RB(b)	5.50%	01/01/2050	10,000	10,664,632
Series 2025, Ref. RB(b)	5.50%	01/01/2055	15,750	16,699,824
County of Franklin OH; Series 2025, RB(f)	5.25%	11/01/2055	8,835	9,343,280
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2037	5,600	5,647,966
Series 2017, Ref. RB	5.50%	02/15/2057	7,000	6,907,015
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,660,682
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	1,500	1,498,645
Montgomery (County of), OH (Dayton Children’s Hospital); Series 2021, Ref. RB	4.00%	08/01/2046	2,500	2,345,768
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,741,024
Ohio (State of); Series 2019, VRD RB(j)	0.90%	01/01/2052	5,000	5,000,000
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(b)(d)	4.50%	01/15/2048	2,000	1,906,660
Ohio (State of) Higher Educational Facility Commission (Xavier University); Series 2024, Ref. RB	5.25%	05/01/2054	1,215	1,199,556
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(b)	6.10%	09/20/2049	2,845	2,846,417
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund) (Green Bonds); Series 2021 A, RB	4.00%	12/01/2046	$6,540	$6,443,721
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,999,864
				114,941,338
Oklahoma–1.96%
Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.25%	08/15/2043	8,500	8,622,682
Series 2018 B, RB	5.50%	08/15/2052	6,000	6,018,965
Oklahoma (State of) Turnpike Authority (Senior Bonds); Series 2025 A, RB	5.50%	01/01/2054	13,000	14,130,527
Oklahoma (State of) Water Resources Board (2019 Master Trust); Series 2023, RB	4.13%	04/01/2053	3,700	3,550,025
Oklahoma Municipal Power Authority; Series 2025, RB (INS - AGI)(e)(f)(h)	5.25%	01/01/2056	8,850	9,451,475
Tulsa (City of), OK Airports Improvement Trust; Series 2001 C, Ref. RB(b)	5.50%	12/01/2035	7,500	7,518,676
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.); Series 2025, Ref. RB(b)	6.25%	12/01/2035	4,500	5,294,388
				54,586,738
Oregon–0.90%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,055,055
Series 2018 A, RB	5.00%	05/15/2052	500	469,291
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.13%	11/15/2040	1,000	1,014,509
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,250	1,251,096
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,362,716
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,798,072
Portland (Port of), OR (Green Bonds);
Series 2024, RB(b)	5.25%	07/01/2054	10,500	10,926,758
Twenty Ninth Series 2023, RB(b)	5.50%	07/01/2053	5,000	5,276,480
				25,153,977
Pennsylvania–4.67%
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	15,000	15,152,423
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2049	5,535	4,949,227
Series 2022, Ref. RB	5.00%	05/01/2057	5,345	5,383,951
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	3,300	3,302,261
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB(b)	5.25%	06/30/2053	12,000	12,211,399
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2024-145A, RB	6.00%	10/01/2054	3,865	4,248,768
Series 2025-149A, RB(f)	5.15%	10/01/2050	12,000	12,251,396
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016 A, Ref. RB (INS - AGI)(e)	5.00%	06/01/2032	5,000	5,093,207
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A-2, RB	5.13%	12/01/2040	5,500	5,832,728
Series 2017 A, RB	5.50%	12/01/2046	10,000	10,104,738
Series 2017 B-1, RB	5.25%	06/01/2047	9,875	10,035,524
Series 2020 B, RB	5.00%	12/01/2045	2,000	2,112,175
Series 2021 A, Ref. RB	4.00%	12/01/2051	8,500	7,819,183
Series 2021 B, Ref. RB	4.00%	12/01/2053	5,995	5,456,771
Philadelphia (City of), PA Authority for Industrial Development; Series 2025, RB(f)	5.50%	07/01/2053	11,000	11,905,166
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2047	8,000	8,344,665
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	3,500	3,516,640
Philadelphia School District (The); Series 2007 A, Ref. GO Bonds (INS - NATL)(e)	5.00%	06/01/2026	2,360	2,375,926
				130,096,148
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–1.33%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$3,920	$3,984,329
Series 2002, RB	5.63%	05/15/2043	1,250	1,269,171
Series 2008 A, RB(g)	0.00%	05/15/2057	54,915	2,704,273
Series 2008 B, RB(g)	0.00%	05/15/2057	260,000	8,130,954
Puerto Rico (Commonwealth of); Series 2021 A-1, GO Bonds	4.00%	07/01/2046	5,000	4,514,241
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 VV, Ref. RB (INS - AGI)(e)	5.25%	07/01/2031	2,700	2,795,266
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,593,275
Series 2018 A-1, RB(g)	0.00%	07/01/2046	21,000	7,553,923
Series 2018 A-1, RB	5.00%	07/01/2058	4,500	4,416,878
				36,962,310
Rhode Island–0.31%
Rhode Island Health & Educational Building Corp. (Lifespan Obligated Group);
Series 2024, RB	5.25%	05/15/2049	1,825	1,887,660
Series 2024, RB	5.25%	05/15/2054	6,555	6,719,139
				8,606,799
South Carolina–1.49%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(a)	5.25%	08/01/2031	7,250	7,972,426
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	1,255	1,255,329
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,826,845
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2043	5,000	5,116,140
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	915	920,497
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group);
Series 2024, RB	5.50%	11/01/2048	2,500	2,691,792
Series 2024, RB	5.50%	11/01/2050	10,000	10,695,801
South Carolina (State of) Public Service Authority; Series 2021 B, RB	5.00%	12/01/2040	3,300	3,581,178
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	6,250	6,606,332
				41,666,340
Tennessee–0.93%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 A-1, RB (INS - BAM)(e)	5.25%	07/01/2049	1,250	1,315,174
Metropolitan Nashville Airport Authority (The);
Series 2019 B, RB(b)	5.00%	07/01/2044	5,000	5,156,708
Series 2022 B, RB(b)	5.50%	07/01/2052	11,250	11,838,086
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	1,000,393
Series 2014, RB	5.25%	12/01/2044	1,165	1,147,235
Tennessee Energy Acquisition Corp.; Series 2021 A, RB(a)	5.00%	11/01/2031	5,000	5,451,979
				25,909,575
Texas–12.58%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.); Series 2025, Ref. RB(d)	5.75%	06/15/2055	1,000	1,017,632
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,001,128
Board of Regents of the University of Texas System;
Series 2019 B, RB	5.00%	08/15/2049	15,000	16,926,580
Series 2025 B, RB	5.00%	08/15/2051	5,000	5,305,237
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2060	6,500	6,919,433
Cypress-Fairbanks Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2048	6,750	6,378,016
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport); Series 2022 B, Ref. RB	4.00%	11/01/2045	5,000	4,928,044
El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	10,000	9,504,876
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Forney Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2053	$16,110	$14,983,837
Grand Parkway Transportation Corp.; Series 2020, Ref. RB	4.00%	10/01/2049	10,300	9,605,698
Greater Texoma Utility Authority (City of Sherman); Series 2023 A, RB (INS - BAM)(e)	5.25%	10/01/2048	10,750	11,309,090
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGI)(e)	5.25%	08/15/2031	6,665	7,716,819
Harris (County of), TX Port Authority of Houston; Series 2021, RB	4.00%	10/01/2046	7,065	6,872,294
Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	7,725	7,288,294
Harris County Cultural Education Facilities Finance Corp. (Houston Methodist Hospital); Series 2025 A, VRD RB(j)	1.10%	12/01/2060	20,000	20,000,000
Harris County Hospital District; Series 2025, GO Bonds(f)	5.50%	02/15/2050	7,000	7,672,552
Houston (City of), TX (United Airlines, Inc.); Series 2021 B-1, RB(b)	4.00%	07/15/2041	5,550	5,253,310
Houston (City of), TX Airport System (United Airlines, Inc.);
Series 2018, RB(b)	5.00%	07/15/2028	8,250	8,560,709
Series 2020 B-2, Ref. RB(b)	5.00%	07/15/2027	1,500	1,532,627
Series 2020 C, Ref. RB(b)	5.00%	07/15/2027	3,875	3,959,285
Series 2024 B, RB(b)	5.50%	07/15/2039	10,000	10,962,674
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2026	8,750	8,636,491
Series 2001 B, RB (INS - AGI)(e)(g)	0.00%	09/01/2027	3,600	3,457,316
Jarrell Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.25%	02/15/2053	9,460	9,234,827
Katy Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	6,025	5,609,226
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2053	5,000	4,618,227
Love Field Airport Modernization Corp. (Southwest Airlines Co.); Series 2012, RB(b)	5.00%	11/01/2028	1,070	1,071,895
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	6.00%	05/15/2052	4,265	4,622,118
Magnolia Independent School District;
Series 2023, GO Bonds(a)(i)	4.00%	08/15/2032	330	362,914
Series 2023, GO Bonds	4.00%	08/15/2047	5,825	5,604,418
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	5,000	5,346,628
Medina Valley Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	5,500	4,999,752
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB(k)	5.13%	02/15/2030	592	5,922
Series 2014, Ref. RB(k)	5.13%	02/15/2042	723	7,225
Series 2016, Ref. RB(k)	5.00%	02/15/2030	95	948
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(b)(d)	4.63%	10/01/2031	9,335	9,373,531
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.50%	10/01/2055	3,600	3,735,994
Series 2025 A, RB	6.50%	10/01/2060	2,500	2,587,991
Series 2025, VRD RB(j)	1.05%	08/01/2055	10,000	10,000,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $15,000)(k)(l)	7.50%	11/15/2037	15	15,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $361,288)(k)(l)	2.00%	11/15/2061	373	160,515
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	3,001,939
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	305	304,947
Series 2016 A, RB	5.38%	11/15/2036	865	860,570
Series 2016 A, RB	5.50%	11/15/2046	1,250	1,125,835
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,843,234
Series 2018, Ref. RB	5.00%	10/01/2039	3,260	3,283,439
Series 2020, RB	5.25%	10/01/2055	4,995	4,698,583
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2028	12,800	12,251,277
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2029	2,165	2,020,570
Series 2008 D, Ref. RB (INS - AGI)(e)(g)	0.00%	01/01/2031	4,710	4,160,233
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	02/15/2055	4,000	4,280,370
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,846,811
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	5.75%	09/15/2036	$145	$145,245
San Antonio (City of), TX;
Series 2025, RB(f)	5.25%	02/01/2046	5,250	5,710,070
Series 2025, RB(f)(h)	5.50%	02/01/2050	5,000	5,443,868
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2032	1,250	1,251,837
Series 2011, RB (INS - AGI)(e)	5.00%	10/01/2037	1,000	1,001,279
Spring Independent School District; Series 2023, GO Bonds	4.00%	08/15/2052	5,000	4,613,529
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB(k)	5.75%	02/15/2029	1,500	1,218,750
Series 2017 A, RB(k)	6.38%	02/15/2048	1,000	812,500
Series 2017 A, RB(k)	6.38%	02/15/2052	5,000	4,062,500
Tarrant County Cultural Education Facilities Finance Corp. (Christus Health); Series 2018 B, RB	5.00%	07/01/2048	4,080	4,151,748
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	500	505,934
Series 2020, Ref. RB	6.75%	11/15/2051	500	476,486
Series 2020, Ref. RB	6.88%	11/15/2055	500	480,883
Texas (State of) Transportation Commission;
Series 2019, RB(g)	0.00%	08/01/2045	4,000	1,563,924
Series 2019, RB(g)	0.00%	08/01/2046	3,180	1,176,390
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(e)(g)	0.00%	08/15/2027	970	936,021
Series 2002, RB(g)(i)	0.00%	08/15/2027	30	28,932
Texas Municipal Gas Acquisition & Supply Corp. III; Series 2021, Ref. RB	5.00%	12/15/2032	5,000	5,491,442
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes);
Series 2019 A, Ref. RB	4.00%	12/31/2038	2,000	2,015,106
Series 2023, RB(b)	5.50%	12/31/2058	5,000	5,192,568
Texas Transportation Finance Corp.; Series 2025, RB(f)	5.50%	10/01/2055	9,590	10,485,168
Wylie Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(f)	5.25%	08/15/2054	5,740	6,084,031
				350,675,092
Utah–0.80%
Black Desert Public Infrastructure District; Series 2024, RB(d)	5.63%	12/01/2053	5,000	5,066,004
Downtown Revitalization Public Infrastructure District; Series 2025, RB (INS - AGI)(e)(f)(h)	5.50%	06/01/2050	6,250	6,859,518
Salt Lake City (City of), UT; Series 2021 A, RB(b)	5.00%	07/01/2046	10,000	10,309,674
				22,235,196
Virginia–0.61%
Ballston Quarter Community Development Authority;
Series 2016 A-1, RB	5.50%	03/01/2046	955	955,957
Series 2016 A-2, RB(c)	7.13%	03/01/2059	2,293	2,137,728
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB	5.20%	06/01/2046	4,000	3,545,618
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(b)	4.00%	07/01/2039	5,250	5,265,843
Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes); Series 2022, Ref. RB(b)	5.00%	12/31/2057	5,000	5,013,846
				16,918,992
Washington–1.28%
Seattle (Port of), WA; Series 2024, Ref. RB(b)	5.25%	07/01/2049	5,000	5,241,886
Washington (State of) Convention Center Public Facilities District; Series 2018, RB	5.00%	07/01/2058	16,500	16,523,833
Washington (State of) Housing Finance Commission; Series 2025, RB (INS - BAM)(d)(e)	5.25%	07/01/2055	2,500	2,570,720
Washington (State of) Housing Finance Commission (Bayview Manor Homes); Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	7,255	7,034,634
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016, Ref. RB(d)	5.00%	01/01/2036	1,875	1,890,664
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB(d)	5.00%	07/01/2048	$2,000	$1,505,483
Series 2018 A, Ref. RB(d)	5.00%	07/01/2053	1,500	1,068,530
				35,835,750
West Virginia–0.52%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB(d)	5.50%	06/01/2037	2,500	2,539,617
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(d)	5.45%	03/27/2035	1,000	1,096,238
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC); Series 2018, RB(b)(d)(k)	8.75%	02/01/2036	1,300	312,000
West Virginia (State of) Hospital Finance Authority (United Health System Obligated); Series 2025, RB	5.50%	06/01/2050	5,830	6,269,047
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	4,000	4,314,489
				14,531,391
Wisconsin–3.30%
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(e)(g)	0.00%	12/15/2060	25,000	4,379,935
Wisconsin (State of) Health & Educational Facilities Authority (Marshfield Clinic Health System); Series 2024, RB	5.50%	02/15/2054	5,000	5,267,887
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	2,291,533
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2046	10,170	9,396,571
Series 2025, RB	5.25%	08/15/2055	5,000	5,173,773
Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	9,460	9,462,354
Wisconsin (State of) Public Finance Authority;
Series 2023 B, RB(d)(g)	0.00%	07/01/2062	6,750	5,518,125
Series 2025, RB(b)	5.75%	06/30/2060	5,000	5,242,054
Series 2025, RB(b)	6.50%	06/30/2060	5,000	5,568,823
Series 2025, RB(b)	5.75%	12/31/2065	6,280	6,574,521
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(d)(k)	6.75%	08/01/2031	3,000	2,100,000
Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(d)	6.13%	02/01/2050	2,500	2,499,778
Series 2022 A, RB(d)	6.13%	02/01/2050	2,705	2,704,739
Wisconsin (State of) Public Finance Authority (Green Bonds); Series 2021, RB(b)	4.00%	03/31/2056	5,500	4,566,639
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)(k)	6.25%	01/01/2038	5,250	2,362,499
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,130,652
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,049,711
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,800	1,801,941
Wisconsin (State of) Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,940	1,983,051
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(d)(g)	0.00%	12/15/2034	1,375	818,193
Wisconsin (State of) Public Finance Authority (Wakemed Hospital); Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,097,565
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2017, Ref. RB(d)	5.00%	03/01/2052	1,075	959,003
				91,949,347
Total Municipal Obligations (Cost $2,909,848,303)				2,941,115,170
			Shares
Exchange-Traded Funds–0.84%
Invesco Intermediate Municipal ETF(m)			177,000	9,300,465
Invesco Rochester High Yield Municipal ETF(m)			271,606	13,979,561
Total Exchange-Traded Funds (Cost $22,920,306)				23,280,026
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Dollar Denominated Bonds & Notes–0.00%
Texas–0.00%
Buckingham Senior Living Community, Inc. Class 2025 (Cost $10,000)(d)(n)	12.00%	03/31/2026	$10	$10,000
			Shares
Common Stocks & Other Equity Interests–0.00%
BL Train Holdings West LLC; Wts. expiring 12/01/2025 (Cost $0)(n)			68,700	103,050
TOTAL INVESTMENTS IN SECURITIES(o)–106.34% (Cost $2,932,778,609)				2,964,508,246
FLOATING RATE NOTE OBLIGATIONS–(7.09)%
Notes with interest and fee rates ranging from 2.07% to 2.57% at 02/28/2026 and contractual maturities of collateral ranging from 02/01/2046 to 07/15/2060 (See Note 1K)(p)				(197,645,000)
OTHER ASSETS LESS LIABILITIES–0.75%				20,865,451
NET ASSETS–100.00%				$2,787,728,697
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Municipal Income Fund

Notes to Schedule of Investments:
(a)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(b)	Security subject to the alternative minimum tax.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $227,288,135, which represented 8.15% of the Fund’s Net Assets.

(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1L.
(g)	Zero coupon bond issued at a discount.
(h)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $68,248,670. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(k)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $16,857,396, which represented less than 1% of the Fund’s Net Assets.

(l)	Restricted security. The aggregate value of these securities at February 28, 2026 was $4,164,988, which represented less than 1% of the Fund’s Net Assets.
(m)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$-	$9,131,197	$-	$169,268	$-	$9,300,465	$103,130
Invesco Rochester High Yield Municipal ETF*	877,166	12,917,644	-	185,896	-	13,979,561	281,319
Total	$877,166	$22,048,841	$-	$355,164	$-	$23,280,026	$384,449

*	Includes return of capital distribution.

(n)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(o)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	8.55%

(p)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $279,719,888 are held by TOB Trusts and serve as collateral for the $197,645,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,250	June-2026	$(142,265,625)	$(156,339)	$(156,339)

(a)	Futures contracts collateralized by $2,578,125 cash held with Goldman Sachs International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Municipal Income Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $2,909,858,303)	$2,941,228,220
Investments in affiliates, at value (Cost $22,920,306)	23,280,026
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	2,578,125
Receivable for:
Investments sold	1,110,875
Fund shares sold	648,580
Interest	34,620,908
Investments matured, at value (Cost $5,690,051)	1,306,114
Investment for trustee deferred compensation and retirement plans	349,364
Other assets	658,395
Total assets	3,005,780,607
Liabilities:
Floating rate note obligations	197,645,000
Other investments:
Variation margin payable — futures contracts	2,734,467
Payable for:
Investments purchased	6,129,022
Dividends	3,582,046
Fund shares reacquired	2,499,567
Amount due to custodian	4,060,418
Accrued fees to affiliates	813,045
Accrued interest expense	15,947
Accrued trustees’ and officers’ fees and benefits	4,206
Accrued other operating expenses	171,397
Trustee deferred compensation and retirement plans	396,795
Total liabilities	218,051,910
Net assets applicable to shares outstanding	$2,787,728,697
Net assets consist of:
Shares of beneficial interest	$3,154,436,042
Distributable earnings (loss)	(366,707,345)
$2,787,728,697
Net Assets:
Class A	$1,832,492,276
Class C	$47,594,495
Class Y	$465,919,050
Investor Class	$61,569,093
Class R6	$380,153,783
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	154,459,872
Class C	4,026,959
Class Y	39,280,680
Investor Class	5,184,893
Class R6	32,047,548
Class A:
Net asset value per share	$11.86
Maximum offering price per share (Net asset value of $11.86 ÷ 95.75%)	$12.39
Class C:
Net asset value and offering price per share	$11.82
Class Y:
Net asset value and offering price per share	$11.86
Investor Class:
Net asset value and offering price per share	$11.87
Class R6:
Net asset value and offering price per share	$11.86
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Municipal Income Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$155,182,365
Dividends	(1,145)
Dividends from affiliates	384,449
Total investment income	155,565,669
Expenses:
Advisory fees	13,555,774
Administrative services fees	418,989
Custodian fees	18,507
Distribution fees:
Class A	4,858,539
Class C	574,254
Investor Class	87,425
Interest, facilities and maintenance fees	8,846,800
Transfer agent fees — A, C, Y and Investor	1,740,816
Transfer agent fees — R6	65,260
Trustees’ and officers’ fees and benefits	47,474
Registration and filing fees	156,925
Reports to shareholders	156,886
Professional services fees	119,550
Other	49,433
Total expenses	30,696,632
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(20,211)
Net expenses	30,676,421
Net investment income	124,889,248
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(7,156,235))	(48,178,822)
Futures contracts	1,369,180
(46,809,642)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(18,522,064)
Affiliated investment securities	355,164
Futures contracts	(156,339)
(18,323,239)
Net realized and unrealized gain (loss)	(65,132,881)
Net increase in net assets resulting from operations	$59,756,367
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
20
Invesco Municipal Income Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$124,889,248	$129,764,400
Net realized gain (loss)	(46,809,642)	(19,468,930)
Change in net unrealized appreciation (depreciation)	(18,323,239)	18,305,017
Net increase in net assets resulting from operations	59,756,367	128,600,487
Distributions to shareholders from distributable earnings:
Class A	(77,474,903)	(83,009,378)
Class C	(1,850,765)	(2,666,643)
Class Y	(20,112,823)	(21,760,149)
Investor Class	(2,508,780)	(2,646,281)
Class R6	(17,948,822)	(19,855,122)
Total distributions from distributable earnings	(119,896,093)	(129,937,573)
Share transactions–net:
Class A	(309,584,994)	(68,831,077)
Class C	(22,636,000)	(33,143,400)
Class Y	(86,466,475)	37,280,351
Investor Class	(2,550,339)	(5,778,995)
Class R6	(121,694,840)	60,721,404
Net increase (decrease) in net assets resulting from share transactions	(542,932,648)	(9,751,717)
Net increase (decrease) in net assets	(603,072,374)	(11,088,803)
Net assets:
Beginning of year	3,390,801,071	3,401,889,874
End of year	$2,787,728,697	$3,390,801,071
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
21
Invesco Municipal Income Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$12.03	$0.48	$(0.19)	$0.29	$(0.46)	$11.86	2.60%	$1,832,492	1.11%	1.11%	0.81%	4.15%	30%
Year ended 02/28/25	12.03	0.45	0.00 (d)	0.45	(0.45)	12.03	3.78	2,179,135	0.97	0.97	0.81	3.71	24
Year ended 02/29/24	11.75	0.44	0.29	0.73	(0.45)	12.03	6.39	2,248,982	1.04	1.04	0.82	3.71	17
Year ended 02/28/23	13.27	0.42	(1.53)	(1.11)	(0.41)	11.75	(8.39)	2,162,852	1.03	1.03	0.81	3.44	39
Year ended 02/28/22	13.61	0.40	(0.32)	0.08	(0.42)	13.27	0.52	2,557,469	0.90	0.90	0.80	2.91	11
Class C
Year ended 02/28/26	11.98	0.39	(0.17)	0.22	(0.38)	11.82	1.91	47,594	1.86	1.86	1.56	3.40	30
Year ended 02/28/25	11.98	0.35	0.00 (d)	0.35	(0.35)	11.98	3.01	71,721	1.72	1.72	1.56	2.96	24
Year ended 02/29/24	11.71	0.35	0.28	0.63	(0.36)	11.98	5.52	104,868	1.79	1.79	1.57	2.96	17
Year ended 02/28/23	13.22	0.32	(1.51)	(1.19)	(0.32)	11.71	(9.05)	125,624	1.78	1.78	1.56	2.69	39
Year ended 02/28/22	13.55	0.30	(0.32)	(0.02)	(0.31)	13.22	(0.18)	180,005	1.65	1.65	1.55	2.16	11
Class Y
Year ended 02/28/26	12.02	0.51	(0.18)	0.33	(0.49)	11.86	2.94	465,919	0.86	0.86	0.56	4.40	30
Year ended 02/28/25	12.03	0.48	(0.01)	0.47	(0.48)	12.02	3.96	562,511	0.72	0.72	0.56	3.96	24
Year ended 02/29/24	11.75	0.47	0.29	0.76	(0.48)	12.03	6.66	525,229	0.79	0.79	0.57	3.96	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.15)	368,000	0.78	0.78	0.56	3.69	39
Year ended 02/28/22	13.61	0.44	(0.33)	0.11	(0.45)	13.27	0.77	457,194	0.65	0.65	0.55	3.16	11
Investor Class
Year ended 02/28/26	12.04	0.49	(0.19)	0.30	(0.47)	11.87	2.68 (e)	61,569	1.00 (e)	1.00 (e)	0.70 (e)	4.26 (e)	30
Year ended 02/28/25	12.04	0.46	0.00 (d)	0.46	(0.46)	12.04	3.88 (e)	65,055	0.88 (e)	0.88 (e)	0.72 (e)	3.80 (e)	24
Year ended 02/29/24	11.76	0.45	0.30	0.75	(0.47)	12.04	6.50 (e)	70,913	0.95 (e)	0.95 (e)	0.73 (e)	3.80 (e)	17
Year ended 02/28/23	13.28	0.43	(1.53)	(1.10)	(0.42)	11.76	(8.28)(e)	74,358	0.92 (e)	0.92 (e)	0.70 (e)	3.55 (e)	39
Year ended 02/28/22	13.63	0.41	(0.33)	0.08	(0.43)	13.28	0.53 (e)	90,711	0.81 (e)	0.81 (e)	0.71 (e)	3.00 (e)	11
Class R6
Year ended 02/28/26	12.02	0.52	(0.18)	0.34	(0.50)	11.86	2.99	380,154	0.81	0.81	0.51	4.45	30
Year ended 02/28/25	12.03	0.48	(0.01)	0.47	(0.48)	12.02	4.01	512,379	0.66	0.66	0.50	4.02	24
Year ended 02/29/24	11.75	0.47	0.30	0.77	(0.49)	12.03	6.71	451,897	0.74	0.74	0.52	4.01	17
Year ended 02/28/23	13.27	0.45	(1.53)	(1.08)	(0.44)	11.75	(8.11)	353,195	0.73	0.73	0.51	3.74	39
Year ended 02/28/22	13.61	0.44	(0.32)	0.12	(0.46)	13.27	0.82	363,930	0.60	0.60	0.50	3.21	11

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
Net realized and unrealized gain (loss) on investments per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

(e)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.14%, 0.16%, 0.16%, 0.14% and
0.16% for the years ended February 28, 2026 and 2025, February 29, 2024, February 28, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
22
Invesco Municipal Income Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Municipal Income Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
The Fund currently consists of five different classes of shares:  Class A, Class C, Class Y, Investor Class and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Investor Class shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser
23
Invesco Municipal Income Fund

may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
L.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity
24
Invesco Municipal Income Fund

shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
M.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
N.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate
First $500 million	0.500%
Next $4.5 billion	0.450%
Over $5 billion	0.430%
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.46%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Investor Class and Class R6 shares to 1.50%, 2.25%, 1.25%, 1.50% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
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Invesco Municipal Income Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $11,257.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares, up to 1.00% of the average daily net assets of Class C shares, and up to 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $82,557 in front-end sales commissions from the sale of Class A shares and $106,559 and $1,121 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,941,115,170	$—	$2,941,115,170
Exchange-Traded Funds	23,280,026	—	—	23,280,026
Common Stocks & Other Equity Interests	—	—	103,050	103,050
U.S. Dollar Denominated Bonds & Notes	—	—	10,000	10,000
Total Investments in Securities	23,280,026	2,941,115,170	113,050	2,964,508,246
Other Investments - Assets*
Investments Matured	—	1,306,114	—	1,306,114
Other Investments - Liabilities*
Futures Contracts	(156,339)	—	—	(156,339)
Total Other Investments	(156,339)	1,306,114	—	1,149,775
Total Investments	$23,123,687	$2,942,421,284	$113,050	$2,965,658,021

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and
26
Invesco Municipal Income Fund

close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded	$(156,339)
Derivatives not subject to master netting agreements	156,339
Total Derivative Liabilities subject to master netting agreements	$—
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$1,369,180
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(156,339)
Total	$1,212,841
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$96,656,648

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $276,767,327 and securities sales of $300,290,312, which resulted in net realized gains (losses) of $(7,156,235).
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,954.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement. During the year ended February 28, 2026, the Fund did not borrow under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such
27
Invesco Municipal Income Fund

overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2026 were $169,247,692 and 4.52%, respectively.
NOTE 9—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$449,621	$137,222
Ordinary income-tax-exempt	119,446,472	129,800,351
Total distributions	$119,896,093	$129,937,573

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$8,336,031
Net unrealized appreciation — investments	27,258,140
Temporary book/tax differences	(220,523)
Capital loss carryforward	(402,080,993)
Shares of beneficial interest	3,154,436,042
Total net assets	$2,787,728,697
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$198,722,172	$203,358,821	$402,080,993
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $923,759,633 and $1,349,598,340, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$109,998,786
Aggregate unrealized (depreciation) of investments	(82,740,646)
Net unrealized appreciation of investments	$27,258,140
Cost of investments for tax purposes is $2,938,399,881.
NOTE 11—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $1,148,908 and undistributed net realized gain (loss) was decreased by $1,148,908. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
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Invesco Municipal Income Fund

NOTE 12—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	21,237,666	$246,549,377	26,725,271	$321,395,184
Class C	574,691	6,615,815	359,185	4,295,236
Class Y	12,748,334	147,189,131	13,533,976	162,392,629
Investor Class	194,584	2,284,570	330,106	3,993,799
Class R6	8,970,616	103,929,474	14,127,563	169,730,153
Issued as reinvestment of dividends:
Class A	4,378,279	50,829,435	4,401,889	52,832,362
Class C	118,963	1,375,658	165,855	1,982,118
Class Y	938,798	10,903,890	1,050,220	12,599,519
Investor Class	150,414	1,747,913	154,663	1,857,836
Class R6	1,196,116	13,883,171	1,263,097	15,157,372
Automatic conversion of Class C shares to Class A shares:
Class A	1,051,916	12,188,321	1,410,903	16,968,217
Class C	(1,055,651)	(12,188,321)	(1,416,142)	(16,968,217)
Reacquired:
Class A	(53,400,636)	(619,152,127)	(38,317,723)	(460,026,840)
Class C	(1,596,303)	(18,439,152)	(1,875,113)	(22,452,537)
Class Y	(21,189,805)	(244,559,496)	(11,477,152)	(137,711,797)
Investor Class	(565,508)	(6,582,822)	(970,002)	(11,630,630)
Class R6	(20,729,936)	(239,507,485)	(10,354,167)	(124,166,121)
Net increase (decrease) in share activity	(46,977,462)	$(542,932,648)	(887,571)	$(9,751,717)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29
Invesco Municipal Income Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Municipal Income Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
30
Invesco Municipal Income Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.62%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
31
Invesco Municipal Income Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
32
Invesco Municipal Income Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
VK-MINC-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco New Jersey Municipal Fund
Nasdaq:
A: ONJAX ■ C: ONJCX ■ Y: ONJYX ■ R6: IORJX

2	Schedule of Investments
7	Financial Statements
10	Financial Highlights
11	Notes to Financial Statements
17	Report of Independent Registered Public Accounting Firm
18	Tax Information
19	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–103.59%
New Jersey–86.06%
Camden (County of), NJ Improvement Authority (The) (KIPP Cooper Norcross Academy) (Social Bonds); Series 2022, RB	6.00%	06/15/2052	$1,450	$1,507,203
Casino Reinvestment Development Authority, Inc.;
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2040	1,500	1,665,205
Series 2024 A, Ref. RB (INS - AGI)(a)	5.00%	11/01/2042	2,900	3,150,628
Series 2024 A, Ref. RB (INS - AGI)(a)	4.00%	11/01/2044	3,000	2,945,830
Essex (County of), NJ Improvement Authority (559 Broad/Hazelwood); Series 2020 A, RB(b)	4.00%	08/01/2060	1,500	1,223,103
Essex (County of), NJ Improvement Authority (CHF-Newark LLC-NJIT Student Housing); Series 2021 A, RB (INS - BAM)(a)	4.00%	08/01/2051	1,040	982,761
Essex (County of), NJ Improvement Authority (North Star Academy School of Newark, Inc.);
Series 2024, Ref. RB(b)	5.00%	07/15/2054	500	497,354
Series 2024, Ref. RB(b)	5.00%	07/15/2064	775	756,791
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGI)(a)(c)	0.00%	11/01/2026	140	137,469
Series 2005 A, RB (INS - AGI)(a)	5.75%	11/01/2028	2,535	2,685,172
Middlesex (County of), NJ Improvement Authority (New Jersey Health + Life Science Exchange - H-1); Series 2023, RB	5.00%	08/15/2053	7,310	7,684,034
Middlesex (County of), NJ Improvement Authority (Rutgers University) (New Jersey Health & Life Science Exchange); Series 2023 A, RB(d)(e)	5.00%	08/15/2053	8,000	8,409,340
Middlesex (County of), NJ Improvement Authority (Senior Citizens Housing); Series 2000, RB (INS - AMBAC)(a)(f)	5.50%	09/01/2030	20	20,049
New Jersey (State of) Economic Development Authority;
Series 1998 B, RB(f)	6.50%	04/01/2031	90	94,425
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,861,914
Series 2017 A, Ref. RB (INS - BAM)(a)	5.00%	07/01/2033	3,000	3,082,147
Series 2018 A, RB	5.00%	06/15/2047	3,000	3,042,982
Series 2025, RB	5.00%	11/01/2045	675	692,760
Series 2025, RB	5.13%	11/01/2055	800	802,541
Series 2025, RB	5.25%	11/01/2060	1,390	1,400,432
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $2,000,000)(b)(g)	5.00%	10/01/2039	2,000	1,565,549
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(f)	5.25%	09/15/2029	1,660	1,663,258
Series 2012, RB(f)	5.75%	09/15/2027	5,790	5,803,505
New Jersey (State of) Economic Development Authority (Foundation Academy Charter School);
Series 2018 A, RB	5.00%	07/01/2038	350	353,747
Series 2018 A, RB	5.00%	07/01/2050	1,000	947,724
New Jersey (State of) Economic Development Authority (Golden Door Charter School);
Series 2018 A, RB(b)	6.25%	11/01/2038	1,050	1,091,394
Series 2018 A, RB(b)	6.50%	11/01/2052	2,600	2,668,692
New Jersey (State of) Economic Development Authority (Hatikvah International Academy Charter School); Series 2017, RB(b)	5.25%	07/01/2037	1,215	1,220,531
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2013, RB	6.00%	10/01/2043	3,200	3,203,642
Series 2014 A, RB(b)	6.00%	10/01/2034	470	470,612
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2014, RB	5.25%	01/01/2044	3,815	3,782,877
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School);
Series 2018 A, RB(b)	5.00%	10/01/2033	1,000	1,007,874
Series 2018 A, RB(b)	5.25%	10/01/2038	2,500	2,502,424
New Jersey (State of) Economic Development Authority (NACT Somerset, Inc.); Series 2024, RB(b)	7.00%	08/01/2054	3,875	3,879,402
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	5,825	6,370,073
New Jersey (State of) Economic Development Authority (North Star Academy Charter School of Newark, Inc.); Series 2017, RB	5.00%	07/15/2047	4,375	4,379,564
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(f)	5.00%	10/01/2047	7,290	7,302,012
New Jersey (State of) Economic Development Authority (Portal North Bridge); Series 2022 A, RB	5.00%	11/01/2052	2,000	2,073,861
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Provident Group - Rowan Properties LLC - Rowan University Student Housing); Series 2015 A, RB	5.00%	01/01/2030	$40	$40,054
New Jersey (State of) Economic Development Authority (Team Academy Charter School); Series 2018 A, RB	5.00%	12/01/2048	3,000	3,020,710
New Jersey (State of) Economic Development Authority (Teaneck Community Charter School);
Series 2017 A, Ref. RB(b)	5.13%	09/01/2052	2,055	2,016,835
Series 2017, Ref. RB(b)	5.00%	09/01/2037	1,120	1,134,055
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(f)	5.38%	01/01/2043	8,650	8,661,225
New Jersey (State of) Economic Development Authority (UMM Energy Partners, LLC);
Series 2012 A, RB(f)	5.00%	06/15/2037	1,515	1,515,773
Series 2012 A, RB(f)	5.13%	06/15/2043	3,250	3,250,734
New Jersey (State of) Educational Facilities Authority; Series 2015 A, Ref. RB	5.00%	07/01/2040	900	873,718
New Jersey (State of) Educational Facilities Authority (Georgian Court University);
Series 2017 G, Ref. RB	5.00%	07/01/2030	1,345	1,350,192
Series 2017 G, Ref. RB	5.00%	07/01/2033	1,590	1,593,523
Series 2017 G, Ref. RB	5.00%	07/01/2035	1,485	1,475,335
Series 2017 G, Ref. RB	5.00%	07/01/2036	1,140	1,114,127
New Jersey (State of) Educational Facilities Authority (Institute for Advanced Study); Series 2006 B, Ref. VRD RB(h)	1.65%	07/01/2031	500	500,000
New Jersey (State of) Educational Facilities Authority (Montclair University); Series 2023 A, RB	4.63%	09/01/2048	2,000	2,044,631
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds);
Series 2020 A, RB	5.00%	07/01/2045	3,000	3,074,008
Series 2020 A, RB	4.00%	07/01/2050	3,000	2,651,357
New Jersey (State of) Educational Facilities Authority (William Paterson University of New Jersey (The)); Series 2017 B, RB (INS - AGI)(a)	5.00%	07/01/2047	1,990	2,006,851
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group);
Series 2024 A, Ref. RB	5.25%	07/01/2054	5,390	5,738,807
Series 2024, Ref. RB	5.25%	07/01/2049	2,000	2,157,659
New Jersey (State of) Health Care Facilities Financing Authority (Inspira Meridian Health Obligated Group); Series 2017, RB	5.00%	07/01/2042	3,445	3,508,824
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital); Series 2015 A, RB (INS - AGI)(a)	5.00%	07/01/2046	3,785	3,791,277
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health Inc.); Series 2009 E, VRD RB (LOC - TD Bank, N.A.)(h)(i)	0.50%	07/01/2043	2,500	2,500,000
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2019 C, Ref. RB(f)	3.63%	12/01/2049	1,000	774,159
Series 2021 C, RB(f)	3.25%	12/01/2051	500	361,564
Series 2023 B, RB(f)	4.00%	12/01/2044	1,720	1,694,229
Series 2023 C, RB(f)	5.00%	12/01/2053	2,000	1,952,447
Series 2024 C, RB(f)	5.25%	12/01/2054	2,050	2,097,116
Series 2025, Ref. RB(f)	5.50%	12/01/2055	1,000	1,042,617
New Jersey (State of) Housing & Mortgage Finance Agency;
Series 2018 A, Ref. RB	3.95%	11/01/2043	870	869,832
Series 2018 BB, Ref. RB(f)	3.80%	10/01/2032	765	768,954
Series 2019 A, Ref. RB	3.00%	11/01/2044	510	438,867
Series 2019 A, Ref. RB	3.05%	11/01/2049	865	686,433
Series 2020 E, Ref. RB	2.45%	10/01/2050	515	359,522
New Jersey (State of) Housing & Mortgage Finance Agency (Riverview Towers Apartments); Series 2024, RB (CEP - Federal Housing Administration)	5.25%	12/20/2065	2,249	2,481,457
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds);
Series 2023 J, RB	4.70%	10/01/2048	3,250	3,260,859
Series 2024 K, RB	6.00%	10/01/2055	4,780	5,239,457
Series 2025 A, RB	4.95%	11/01/2055	1,300	1,317,578
Series 2025 M, RB	5.15%	10/01/2055	1,535	1,563,590
Series 2025 M, RB	6.50%	04/01/2056	3,000	3,424,805
Subseries 2024 D-1, RB (CEP - GNMA)	5.20%	11/01/2055	2,000	2,070,559
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2037	$12,000	$8,174,490
Series 2008 A, RB(c)	0.00%	12/15/2038	2,000	1,278,409
Series 2010 A, RB (INS - BAM)(a)(c)	0.00%	12/15/2028	1,200	1,123,938
Series 2018 A, Ref. RB	4.25%	12/15/2038	3,790	3,867,153
Series 2020 AA, RB	4.00%	06/15/2045	3,350	3,315,423
Series 2023 AA, Ref. RB	4.25%	06/15/2044	2,000	2,034,049
Series 2023 BB, RB	5.25%	06/15/2050	5,000	5,306,793
Series 2024 CC, RB	5.25%	06/15/2050	6,500	6,921,580
Series 2024 CC, RB	4.13%	06/15/2055	6,395	6,032,334
Series 2024 CC, RB	5.25%	06/15/2055	15,000	15,892,881
New Jersey (State of) Turnpike Authority;
Series 2021 A, RB	4.00%	01/01/2042	5,975	6,114,378
Series 2022 B, RB	5.25%	01/01/2052	3,000	3,187,680
Series 2024 B, RB	5.25%	01/01/2049	3,000	3,226,373
Series 2024 C, Ref. RB	5.00%	01/01/2045	3,000	3,251,408
Series 2025 A, RB	5.25%	01/01/2050	5,000	5,426,308
Series 2025 A, RB	5.25%	01/01/2055	2,500	2,687,547
Series 2027 A, Ref. RB	5.00%	01/01/2034	1,000	1,138,130
New Jersey Institute of Technology; Series 2025 A, Ref. RB (INS - BAM)(a)	5.25%	07/01/2055	2,250	2,428,445
New Jersey Transportation Trust Fund Authority; Series 2025, RB(e)	5.00%	06/15/2055	7,000	7,269,508
New Jersey Turnpike Authority; Series 2025, RB(d)(e)	5.25%	01/01/2055	5,000	5,375,095
Newark (City of), NJ Housing Authority; Series 2017, Ref. RB	4.00%	01/01/2037	1,000	1,008,744
Newark (City of), NJ Parking Authority (The);
Series 2023, RB (INS - AGI)(a)	5.25%	02/01/2043	375	395,680
Series 2023, RB (INS - AGI)(a)	5.50%	02/01/2051	500	517,163
Passaic (County of), NJ Improvement Authority (The) (Community Charter School of Paterson);
Series 2024, RB	4.75%	01/01/2045	1,055	1,028,960
Series 2024, RB	5.00%	01/01/2055	1,000	963,553
Series 2024, RB	5.00%	01/01/2060	700	657,625
Passaic (County of), NJ Improvement Authority (The) (Paterson Arts & Science Charter School);
Series 2023, RB	5.38%	07/01/2053	2,000	2,036,290
Series 2023, RB	5.50%	07/01/2058	2,000	2,042,340
Passaic (County of), NJ Improvement Authority (The) (Paterson Charter School for Science and Technology Inc.);
Series 2025, RB	4.50%	07/01/2040	1,000	1,025,749
Series 2025, RB	5.00%	07/01/2044	750	767,531
Passaic (County of), NJ Valley Water Commission; Series 2023, RB (INS - AGI)(a)	4.00%	12/01/2053	3,000	2,924,133
South Jersey Port Corp.; Series 2017 B, RB(f)	5.00%	01/01/2048	6,000	6,027,604
South Jersey Transportation Authority;
Series 2020 A, RB	4.00%	11/01/2050	2,000	1,835,766
Series 2020 A, RB (INS - BAM)(a)	4.00%	11/01/2050	1,000	939,046
Series 2022 A, RB	4.63%	11/01/2047	1,000	1,016,459
Series 2022 A, RB	5.25%	11/01/2052	8,575	8,913,917
Series 2022, RB	4.50%	11/01/2042	2,000	2,072,285
Series 2022, RB (INS - BAM)(a)	5.25%	11/01/2052	2,100	2,201,444
Tender Option Bond Trust Receipts/Certificates; Series 2026, RB(e)	5.25%	03/01/2054	10,000	10,909,091
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2035	730	759,989
Series 2018 A, Ref. RB	5.00%	06/01/2046	13,235	13,259,051
Series 2018 A, Ref. RB	5.25%	06/01/2046	3,125	3,147,760
Series 2018 B, Ref. RB	5.00%	06/01/2046	6,435	6,375,960
Union (County of), NJ Improvement Authority; Series 1998 A, RB (INS - NATL)(a)(f)	5.00%	03/01/2028	35	35,076
				343,265,759
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco New Jersey Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–9.01%
New York & New Jersey (States of) Port Authority;
Series 2019, RB(f)	5.00%	11/01/2049	$7,130	$7,289,696
Series 2020 221, RB(f)	4.00%	07/15/2045	4,000	3,881,591
Series 2022, RB(f)	5.00%	01/15/2052	5,000	5,081,225
Series 2025, Ref. RB	5.25%	10/15/2055	5,500	5,926,602
Two Hundred Fifty One Series 2026, Ref. RB	5.25%	08/15/2056	5,000	5,393,607
Two Hundred Forty Second Series 2023, Ref. RB(f)	5.00%	12/01/2053	3,000	3,051,499
Two Hundred Thirty Fourth Series 2022, Ref. RB(f)	5.50%	08/01/2052	2,000	2,115,450
Two Hundred Twenty Third Series 2021, Ref. RB(f)	4.00%	07/15/2046	1,615	1,547,458
Two Hundred Twenty Three Series 2021, Ref. RB(f)	4.00%	07/15/2041	1,635	1,634,507
				35,921,635
Puerto Rico–6.55%
Children’s Trust Fund; Series 2002, RB	5.63%	05/15/2043	15,000	15,230,047
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(c)	0.00%	07/01/2033	273	202,120
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	234	239,584
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	230	246,084
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	212	217,244
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	191	193,936
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	164	163,977
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	231	208,904
Subseries 2022, RN(c)	0.00%	11/01/2043	140	95,416
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	146	143,111
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $15,665)(g)	6.63%	01/01/2027	14	14,496
Series 2023 A, RB (Acquired 05/26/2000-03/25/2024; Cost $125,295)(g)	6.63%	01/01/2028	111	110,787
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2051	6,271	1,649,946
Series 2018 A-1, RB	5.00%	07/01/2058	7,500	7,361,464
Series 2019 A-2, RB	4.54%	07/01/2053	60	56,297
				26,133,413
Guam–1.17%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2036	2,000	2,039,479
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	2,500	2,627,811
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(f)	5.75%	09/01/2031	10	10,081
				4,677,371
Virgin Islands–0.80%
Tobacco Settlement Financing Corp.;
Series 2006, RB(c)	0.00%	05/15/2035	1,100	586,766
Series 2006, RB(c)	0.00%	05/15/2035	3,100	1,506,626
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(b)	6.00%	04/01/2053	1,000	1,009,308
Virgin Islands (Government of) Water & Power Authority (Electric System);
Series 2007 A, RB	5.00%	07/01/2026	15	14,879
Series 2007 A, RB	5.00%	07/01/2027	85	82,412
				3,199,991
Total Municipal Obligations (Cost $403,500,266)				413,198,169
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco New Jersey Municipal Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)	2,563	$0
TOTAL INVESTMENTS IN SECURITIES(k)–103.59% (Cost $403,500,266)		413,198,169
FLOATING RATE NOTE OBLIGATIONS–(5.65)%
Notes with interest and fee rates ranging from 2.30% to 2.52% at 02/28/2026 and contractual maturities of collateral ranging from 08/15/2053 to 06/15/2055 (See Note 1K)(l)		(22,520,000)
OTHER ASSETS LESS LIABILITIES–2.06%		8,188,403
NET ASSETS–100.00%		$398,866,572
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $21,043,924, which represented 5.28% of the Fund’s Net Assets.

(c)	Zero coupon bond issued at a discount.
(d)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $9,752,500. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(e)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(f)	Security subject to the alternative minimum tax.
(g)	Restricted security. The aggregate value of these securities at February 28, 2026 was $1,690,832, which represented less than 1% of the Fund’s Net Assets.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $31,963,034 are held by TOB Trusts and serve as collateral for the $22,520,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco New Jersey Municipal Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $403,500,266)	$413,198,169
Cash	3,959,671
Receivable for:
Investments sold	15,000
Fund shares sold	1,327,810
Interest	4,825,220
Investment for trustee deferred compensation and retirement plans	52,860
Other assets	103,147
Total assets	423,481,877
Liabilities:
Floating rate note obligations	22,520,000
Payable for:
Investments purchased	1,138,119
Dividends	671,200
Fund shares reacquired	42,073
Accrued fees to affiliates	93,399
Accrued interest expense	4,928
Accrued trustees’ and officers’ fees and benefits	11,613
Accrued other operating expenses	81,113
Trustee deferred compensation and retirement plans	52,860
Total liabilities	24,615,305
Net assets applicable to shares outstanding	$398,866,572
Net assets consist of:
Shares of beneficial interest	$562,574,706
Distributable earnings (loss)	(163,708,134)
$398,866,572
Net Assets:
Class A	$276,416,923
Class C	$16,347,239
Class Y	$106,028,857
Class R6	$73,553
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	30,756,631
Class C	1,816,643
Class Y	11,786,359
Class R6	8,183
Class A:
Net asset value per share	$8.99
Maximum offering price per share (Net asset value of $8.99 ÷ 95.75%)	$9.39
Class C:
Net asset value and offering price per share	$9.00
Class Y:
Net asset value and offering price per share	$9.00
Class R6:
Net asset value and offering price per share	$8.99
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco New Jersey Municipal Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$16,948,417
Expenses:
Advisory fees	1,945,075
Administrative services fees	49,506
Custodian fees	4,730
Distribution fees:
Class A	580,011
Class C	144,823
Interest, facilities and maintenance fees	753,259
Transfer agent fees— A, C and Y	237,041
Transfer agent fees — R6	6
Trustees’ and officers’ fees and benefits	23,452
Registration and filing fees	59,770
Reports to shareholders	25,066
Professional services fees	82,413
Other	10,767
Total expenses	3,915,919
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(1,424)
Net expenses	3,914,495
Net investment income	13,033,922
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(322,240))	(975,648)
Change in net unrealized appreciation of unaffiliated investment securities	5,486,706
Net realized and unrealized gain	4,511,058
Net increase in net assets resulting from operations	$17,544,980
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco New Jersey Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$13,033,922	$9,957,157
Net realized gain (loss)	(975,648)	(998,083)
Change in net unrealized appreciation	5,486,706	831,313
Net increase in net assets resulting from operations	17,544,980	9,790,387
Distributions to shareholders from distributable earnings:
Class A	(8,317,072)	(5,854,847)
Class C	(462,283)	(493,306)
Class Y	(3,744,393)	(3,249,812)
Class R6	(2,787)	(5,725)
Total distributions from distributable earnings	(12,526,535)	(9,603,690)
Share transactions–net:
Class A	96,039,586	(2,970,914)
Class C	(1,539,141)	(1,778,609)
Class Y	6,432,867	11,456,078
Class R6	(5,012)	(75,008)
Net increase in net assets resulting from share transactions	100,928,300	6,631,547
Net increase in net assets	105,946,745	6,818,244
Net assets:
Beginning of year	292,919,827	286,101,583
End of year	$398,866,572	$292,919,827
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco New Jersey Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$8.96	$0.32	$0.02	$0.34	$(0.31)	$8.99	3.93%	$276,417	1.16%	1.16%	0.95%	3.70%	25%
Year ended 02/28/25	8.96	0.30	(0.01)	0.29	(0.29)	8.96	3.32	175,610	1.09	1.09	0.98	3.39	25
Year ended 02/29/24	8.80	0.29	0.19	0.48	(0.32)	8.96	5.60	178,389	1.09	1.09	0.99	3.34	25
Year ended 02/28/23	9.75	0.28	(0.86)	(0.58)	(0.37)	8.80	(5.96)	191,328	1.04	1.04	0.97	3.11	31
Year ended 02/28/22	9.86	0.28	(0.02)	0.26	(0.37)	9.75	2.63	214,469	1.08	1.09	0.98	2.73	9
Class C
Year ended 02/28/26	8.98	0.27	—	0.27	(0.25)	9.00	3.14	16,347	1.81	1.81	1.60	3.05	25
Year ended 02/28/25	8.97	0.25	0.00	0.25	(0.24)	8.98	2.77	17,905	1.74	1.74	1.63	2.74	25
Year ended 02/29/24	8.81	0.24	0.18	0.42	(0.26)	8.97	4.92	19,686	1.74	1.74	1.64	2.69	25
Year ended 02/28/23	9.77	0.22	(0.87)	(0.65)	(0.31)	8.81	(6.67)	20,606	1.69	1.69	1.62	2.46	31
Year ended 02/28/22	9.88	0.21	(0.01)	0.20	(0.31)	9.77	1.97	22,184	1.73	1.74	1.63	2.08	9
Class Y
Year ended 02/28/26	8.97	0.35	0.01	0.36	(0.33)	9.00	4.19	106,029	0.91	0.91	0.70	3.95	25
Year ended 02/28/25	8.97	0.33	(0.01)	0.32	(0.32)	8.97	3.58	99,327	0.84	0.84	0.73	3.64	25
Year ended 02/29/24	8.81	0.32	0.18	0.50	(0.34)	8.97	5.86	87,873	0.84	0.84	0.74	3.59	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.39)	8.81	(5.72)	66,288	0.79	0.79	0.72	3.36	31
Year ended 02/28/22	9.88	0.30	(0.02)	0.28	(0.40)	9.76	2.78	44,427	0.84	0.84	0.74	2.97	9
Class R6
Year ended 02/28/26	8.96	0.35	0.02	0.37	(0.34)	8.99	4.25	74	0.85	0.85	0.64	4.01	25
Year ended 02/28/25	8.96	0.33	(0.01)	0.32	(0.32)	8.96	3.65	79	0.77	0.77	0.66	3.71	25
Year ended 02/29/24	8.80	0.32	0.19	0.51	(0.35)	8.96	5.93	154	0.78	0.78	0.68	3.65	25
Year ended 02/28/23	9.76	0.30	(0.86)	(0.56)	(0.40)	8.80	(5.76)	45	0.74	0.74	0.67	3.41	31
Year ended 02/28/22	9.86	0.31	0.00	0.31	(0.41)	9.76	3.06	10	0.72	0.77	0.62	3.09	9

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco New Jersey Municipal Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco New Jersey Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
11
Invesco New Jersey Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
12
Invesco New Jersey Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Over $1 billion	0.350%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.56%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
13
Invesco New Jersey Municipal Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $9,296 in front-end sales commissions from the sale of Class A shares and $14,169 and $413 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$413,198,169	$—	$413,198,169
Preferred Stocks	—	—	0	0
Total Investments	$—	$413,198,169	$0	$413,198,169
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $33,657,946 and securities sales of $15,896,352, which resulted in net realized gains (losses) of $(322,240).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,424.
14
Invesco New Jersey Municipal Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $43,836 with an average interest rate of 4.41%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2026 were $11,134,615 and 5.76%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$45,307	$107,277
Ordinary income-tax-exempt	12,481,228	9,496,413
Total distributions	$12,526,535	$9,603,690

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$1,518,356
Net unrealized appreciation — investments	10,318,126
Temporary book/tax differences	(49,820)
Capital loss carryforward	(175,494,796)
Shares of beneficial interest	562,574,706
Total net assets	$398,866,572
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$22,741,689	$152,753,107	$175,494,796
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $199,238,992 and $87,345,380, respectively. As of February 28, 2026, the aggregate cost of
15
Invesco New Jersey Municipal Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$13,128,063
Aggregate unrealized (depreciation) of investments	(2,809,937)
Net unrealized appreciation of investments	$10,318,126
Cost of investments for tax purposes is $402,880,043.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $116,940 and undistributed net realized gain (loss) was decreased by $116,940. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	14,983,467	$129,390,655	2,305,442	$20,615,314
Class C	292,879	2,583,413	407,838	3,663,755
Class Y	4,576,424	40,010,712	3,287,257	29,487,176
Class R6	-	-	1,282	11,500
Issued as reinvestment of dividends:
Class A	439,954	3,864,501	383,356	3,429,794
Class C	33,723	296,238	36,064	323,092
Class Y	288,338	2,531,349	236,506	2,118,745
Class R6	4	31	208	1,865
Automatic conversion of Class C shares to Class A shares:
Class A	118,459	1,030,322	213,082	1,898,132
Class C	(118,294)	(1,030,322)	(212,816)	(1,898,132)
Reacquired:
Class A	(4,377,995)	(38,245,892)	(3,226,517)	(28,914,154)
Class C	(386,600)	(3,388,470)	(430,934)	(3,867,324)
Class Y	(4,148,787)	(36,109,194)	(2,253,607)	(20,149,843)
Class R6	(581)	(5,043)	(9,943)	(88,373)
Net increase in share activity	11,700,991	$100,928,300	737,218	$6,631,547

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 60% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16
Invesco New Jersey Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco New Jersey Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco New Jersey Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, agent bank and brokers; when replies were not received from the agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
17
Invesco New Jersey Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	99.64%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
18
Invesco New Jersey Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
19
Invesco New Jersey Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-RONJM-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Pennsylvania Municipal Fund
Nasdaq:
A: OPATX ■ C: OPACX ■ Y: OPAYX ■ R6: IORPX

2	Schedule of Investments
9	Financial Statements
12	Financial Highlights
13	Notes to Financial Statements
19	Report of Independent Registered Public Accounting Firm
20	Tax Information
21	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.78%
Pennsylvania–97.89%
Adams (County of), PA General Authority (Brethren Home Community (The)); Series 2024, Ref. RB	5.00%	06/01/2054	$4,100	$4,021,619
Adams (County of), PA General Authority (Gettysburg College); Series 2025, Ref. RB	5.00%	08/15/2050	1,245	1,283,587
Aliquippa School District; Series 2018, Ref. GO Bonds (INS - BAM)(a)	4.00%	12/01/2041	1,750	1,771,417
Allegheny (County of), PA Airport Authority; Series 2021 A, RB(b)	5.00%	01/01/2056	8,500	8,586,373
Allegheny (County of), PA Airport Authority (Pittsburgh International Airport);
Series 2021 A, RB(b)	5.00%	01/01/2051	16,365	16,566,715
Series 2021 A, RB (INS - AGI)(a)(b)	4.00%	01/01/2056	5,555	4,933,894
Series 2023 A, RB (INS - AGI)(a)(b)	5.50%	01/01/2053	1,810	1,902,096
Series 2025 A, RB (INS - AGI)(a)(b)(c)	5.50%	01/01/2055	25,000	26,526,242
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2026, RB	4.50%	03/01/2050	4,395	4,327,809
Allegheny (County of), PA Higher Education Building Authority (Robert Morris University); Series 1998 A, Ref. RB (INS - BAM)(a)	6.00%	05/01/2028	80	83,507
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	3,250	3,283,520
Allegheny (County of), PA Hospital Development Authority (University of Pittsburgh Medical Center); Series 2007 A-1, RB (3 mo. Term SOFR + 0.82%)(d)	3.45%	02/01/2037	300	301,043
Allegheny (County of), PA Industrial Development Authority (Propel Charter School - Sunrise); Series 2013, RB	6.00%	07/15/2038	1,475	1,474,922
Allegheny (County of), PA Industrial Development Authority (United States Steel Corp.); Series 2019, Ref. RB	5.13%	05/01/2030	3,990	4,250,287
Allegheny (County of), PA Residential Finance Authority (Allegheny Independence House Apartments); Series 2007 B, RB (CEP - GNMA)(b)	6.10%	01/20/2043	1,025	1,025,625
Allegheny (County of), PA Sanitary Authority;
Series 2022, RB	5.75%	06/01/2052	3,250	3,521,714
Series 2025, RB(c)	5.00%	12/01/2055	4,000	4,184,980
Series 2025, Ref. RB	5.00%	12/01/2055	10,000	10,462,451
Allentown (City of), PA Commercial and Industrial Development Authority (Executive Education Academy Charter School); Series 2024, Ref. RB(e)	5.00%	07/01/2059	3,000	2,784,450
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(e)	5.00%	05/01/2042	3,915	3,962,064
Series 2018, RB(e)	5.38%	05/01/2042	4,000	4,056,433
Series 2024, RB(e)	5.00%	05/01/2042	7,620	7,970,072
Series 2025, RB(e)	5.50%	05/01/2032	1,300	1,418,647
Series 2025, RB(e)	6.00%	05/01/2042	2,000	2,231,308
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(e)	6.25%	05/01/2042	3,250	3,348,139
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street);
Series 2024, RB(e)	5.25%	05/01/2032	615	637,509
Series 2024, RB(e)	5.25%	05/01/2042	1,275	1,319,517
Berks (County of), PA Industrial Development Authority (Highlands at Wyomissing (The));
Series 2017 A, Ref. RB	5.00%	05/15/2037	1,125	1,140,639
Series 2017 C, RB	5.00%	05/15/2042	1,600	1,611,491
Series 2017 C, RB	5.00%	05/15/2047	1,650	1,650,808
Bucks (County of), PA Industrial Development Authority (Grand View Hospital);
Series 2021, RB	4.00%	07/01/2051	2,475	2,137,451
Series 2021, RB	5.00%	07/01/2054	4,555	4,557,883
Bucks (County of), PA Industrial Development Authority (Pennswood Village); Series 2018, Ref. RB	5.00%	10/01/2037	270	274,971
Cheltenham (Township of), PA; Series 2018, GO Bonds	4.00%	07/01/2048	560	471,308
Chester (County of), PA Health & Education Facilities Authority (Simpson Senior Services);
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $88,187)(f)	3.25%	12/01/2029	90	80,569
Series 2019, Ref. RB (Acquired 12/18/2019; Cost $299,910)(f)	4.00%	12/01/2039	305	231,511
Series 2019, Ref. RB (Acquired 12/18/2019-08/24/2021; Cost $7,366,294)(f)	5.00%	12/01/2051	8,000	6,196,182
Chester (County of), PA Health & Education Facilities Authority (Tel Hai Retirement Community); Series 2025, Ref. RB	5.25%	06/01/2055	1,800	1,833,995
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Chester (County of), PA Industrial Development Authority (Avon Grove Charter School); Series 2017 A, Ref. RB	5.00%	12/15/2051	$770	$732,454
Chester (County of), PA Industrial Development Authority (Collegium Charter School); Series 2017 A, RB	5.25%	10/15/2047	2,895	2,669,735
Chester (County of), PA Industrial Development Authority (Green Bonds); Series 2021, RB	4.00%	12/01/2051	11,340	10,504,855
Chester (County of), PA Industrial Development Authority (Renaissance Academy Charter School);
Series 2024, Ref. RB(e)	4.50%	10/01/2049	800	710,558
Series 2024, Ref. RB(e)	4.50%	10/01/2054	645	556,319
Chester (County of), PA Industrial Development Authority (University Student Housing, LLC at West Chester University of Pennsylvania);
Series 2013 A, RB	5.00%	08/01/2035	1,000	1,000,426
Series 2013, RB	5.00%	08/01/2045	3,175	3,079,348
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(e)	4.38%	03/01/2028	72	72,337
Series 2018, RB(e)	5.13%	03/01/2048	628	628,922
Coatesville School District;
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	300	216,467
Series 2020 A, GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2038	2,700	1,608,151
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2033	500	376,834
Series 2020 B, Ref. GO Bonds (INS - BAM)(a)(g)	0.00%	10/01/2034	980	707,125
Series 2020 C, Ref. GO Notes (INS - BAM)(a)(g)	0.00%	10/01/2033	640	482,347
Commonwealth Financing Authority;
Series 2018, RB(c)(h)	5.00%	06/01/2034	2,500	2,622,381
Series 2018, RB(c)(h)	5.00%	06/01/2035	500	523,170
Cumberland (County of), PA Municipal Authority; Series 2015, Ref. RB	5.00%	01/01/2038	425	425,347
Cumberland County Municipal Authority;
Series 2026, Ref. RB	5.00%	05/01/2044	1,990	2,185,161
Series 2026, Ref. RB	5.50%	06/01/2051	3,000	3,066,271
Series 2026, Ref. RB	5.00%	05/01/2056	2,000	2,072,385
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	1,175	1,176,429
Series 2019, Ref. RB	5.00%	05/01/2048	1,000	904,733
Delaware (County of), PA Authority (Elywn); Series 2017, Ref. RB	5.00%	06/01/2027	175	177,303
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,015	1,015,389
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,305,517
Delaware (County of), PA Industrial Development Authority (Mercy Health Corp. of Southeastern PA); Series 2016 A, RB(e)	5.13%	06/01/2046	2,080	2,067,724
DuBois (City of), PA Hospital Authority (Penn Highlands Healthcare); Series 2018, Ref. RB	5.00%	07/15/2048	1,000	907,057
East Hempfield (Township of), PA Industrial Development Authority (Willow Valley Communities); Series 2016, Ref. RB	5.00%	12/01/2039	3,150	3,152,087
Erie (City of), PA Higher Education Building Authority (AICUP Financing Program); Series 2021, RB	4.00%	05/01/2041	1,130	1,008,190
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.);
Series 2018, Ref. RB	5.00%	12/01/2038	1,000	1,011,821
Series 2018, Ref. RB	5.00%	12/01/2043	475	474,471
Series 2018, Ref. RB	5.00%	12/01/2053	7,080	6,327,972
Series 2019, RB	5.00%	12/01/2039	755	760,024
Geisinger Authority (Geisinger Health System);
Series 2017 A-1, Ref. RB	5.00%	02/15/2045	5,000	5,050,272
Series 2017 A-1, Ref. RB	4.00%	02/15/2047	5,000	4,565,639
Lancaster (City of), PA Industrial Development Authority (Willow Valley Communities);
Series 2019, RB	4.00%	12/01/2044	1,150	1,042,408
Series 2019, RB	5.00%	12/01/2049	5,340	5,260,146
Lancaster (City of), PA Municipal Authority (Garden Spot Village);
Series 2024 B, RB	5.00%	05/01/2054	1,880	1,882,717
Series 2024, RB	5.00%	05/01/2059	1,500	1,490,156
Series 2024, Ref. RB	5.00%	05/01/2044	1,375	1,426,456
Series 2024, Ref. RB	5.00%	05/01/2049	1,635	1,649,380
Lancaster (City of), PA Municipal Authority (Luthercare); Series 2025 A, Ref. RB	5.00%	12/01/2055	2,890	2,859,936
Lancaster (County of), PA Hospital Authority (Brethren Village); Series 2017, Ref. RB	5.13%	07/01/2037	2,000	2,012,068
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Lancaster (County of), PA Hospital Authority (Landis Homes Retirement Community); Series 2015, Ref. RB	5.00%	07/01/2045	$625	$625,000
Lancaster (County of), PA Hospital Authority (Masonic Villages); Series 2023, Ref. RB	5.13%	11/01/2038	1,000	1,104,177
Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	1,550	1,561,237
Latrobe (City of), PA Industrial Development Authority (Seton Hill University); Series 2021, Ref. RB	4.00%	03/01/2051	485	382,906
Lehigh (County of), PA (Lehigh Valley Health Network);
Series 2019 A, Ref. RB	5.00%	07/01/2044	10,000	10,298,865
Series 2019, Ref. RB	4.00%	07/01/2049	7,000	6,095,942
Lehigh (County of), PA General Purpose Authority (Kidspeace Obligation Group);
Series 2014 A, RB	7.50%	02/01/2044	1	340
Series 2014 B, RB(i)	7.50%	02/01/2044	1,725	1,101,468
Series 2014 C, RB(g)(j)	0.00%	02/01/2044	2,722	16,592
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Academy); Series 2022, RB	4.00%	06/01/2052	5,750	4,753,699
Lehigh (County of), PA General Purpose Authority (Lehigh Valley Dual Language Charter School); Series 2023, RB	7.00%	06/01/2053	3,760	4,010,572
Lehigh (County of), PA General Purpose Authority (Muhlenberg College); Series 2024, Ref. RB	5.25%	02/01/2054	7,880	7,905,487
Maxatawny (Township of), PA Municipal Authority (Diakon Lutheran Social Ministries);
Series 2022 A, RB	5.00%	01/01/2042	930	962,438
Series 2022 A, RB	4.50%	01/01/2045	800	779,858
Montgomery (County of), PA (River Pionte); Series 2023, RB(e)	6.50%	09/01/2043	3,120	3,250,021
Montgomery (County of), PA Higher Education & Health Authority (Holy Redeemer Health System);
Series 2014 A, Ref. RB	5.00%	10/01/2026	1,000	1,000,703
Series 2014 A, Ref. RB	5.00%	10/01/2027	390	386,842
Montgomery (County of), PA Higher Education & Health Authority (Philadelphia Presbytery Homes, Inc.);
Series 2017, Ref. RB	5.00%	12/01/2037	750	763,671
Series 2017, Ref. RB	5.00%	12/01/2047	2,915	2,903,512
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University);
Series 2019, Ref. RB	4.00%	09/01/2044	1,000	931,767
Series 2019, Ref. RB	4.00%	09/01/2049	5,500	4,917,931
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.);
Series 2016, Ref. RB	5.00%	11/15/2036	6,405	6,477,587
Series 2020 C, RB	4.00%	11/15/2043	350	340,370
Series 2020 C, RB	5.00%	11/15/2045	1,970	2,011,107
Series 2025 A, Ref. RB	5.00%	11/15/2055	10,000	10,015,305
Montgomery (County of), PA Industrial Development Authority (Germantown Academy); Series 2021, Ref. RB	4.00%	10/01/2046	2,740	2,434,970
Montgomery (County of), PA Industrial Development Authority (Meadwood Senior Living); Series 2018 A, Ref. RB	5.00%	12/01/2048	5,000	5,008,009
Montgomery (County of), PA Industrial Development Authority (Waverly Heights Ltd.);
Series 2019, Ref. RB	5.00%	12/01/2044	1,500	1,514,464
Series 2019, Ref. RB	5.00%	12/01/2049	1,300	1,298,313
Northampton (County of), PA General Purpose Authority (Moravian College); Series 2016, Ref. RB	5.00%	10/01/2036	2,250	2,267,420
Northampton (County of), PA General Purpose Authority (St. Luke’s University Health Network);
Series 2016, Ref. RB	5.00%	08/15/2036	330	332,873
Series 2016, Ref. RB	5.00%	08/15/2046	1,170	1,173,189
Series 2018 A, Ref. RB	4.00%	08/15/2048	8,430	7,396,525
Northampton (County of), PA Industrial Development Authority (Morningstar Senior Living, Inc.);
Series 2019, Ref. RB	5.00%	11/01/2039	500	505,171
Series 2019, Ref. RB	5.00%	11/01/2044	950	907,068
Series 2019, Ref. RB	5.00%	11/01/2049	1,050	939,970
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $13,041,003)(f)(j)	5.00%	06/30/2027	14,827	6,523,708
Series 2013, RB(j)	5.00%	06/30/2027	8,167	1,470,077
Northeastern Pennsylvania (Commonwealth of) Hospital & Education Authority (Kings College); Series 2019, RB	5.00%	05/01/2049	3,200	2,980,209
Penn Hills School District; Series 2020, Ref. GO Bonds (INS - BAM)(a)	3.00%	10/01/2042	4,000	3,531,254
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of);
First Series 2020, GO Bonds	2.13%	05/01/2040	$3,000	$2,383,884
Series 2018 A, Ref. COP	4.00%	07/01/2046	540	514,132
Pennsylvania (Commonwealth of) Economic Development Financing Authority; Series 2023 A-2, RB	4.00%	05/15/2053	3,250	2,847,219
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Capital Region Parking System); Series 2013 C, RB (INS - AGI)(a)(g)	0.00%	01/01/2044	775	348,713
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(b)(e)(k)	5.45%	03/27/2035	4,000	4,388,372
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Covanta Holding Corp.) (Green Bonds); Series 2019 A, RB(b)(e)	3.25%	08/01/2039	6,550	5,331,403
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Eastern University); Series 2026, RB	5.25%	10/01/2050	4,700	4,696,129
Pennsylvania (Commonwealth of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB(b)	5.50%	11/01/2044	635	635,435
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges); Series 2022, RB (INS - AGI)(a)(b)	5.00%	12/31/2057	10,145	10,290,457
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement);
Series 2015, RB(b)	5.00%	12/31/2038	13,590	13,638,463
Series 2015, RB(b)	5.00%	06/30/2042	11,750	11,778,246
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Presbyterian Senior Living);
Series 2021, Ref. RB	4.00%	07/01/2046	4,330	3,891,488
Series 2023, RB	5.25%	07/01/2049	1,300	1,320,531
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Villanova University); Series 2024, RB	4.00%	08/01/2054	6,600	5,949,922
Pennsylvania (Commonwealth of) Higher Education Assistance Agency;
Series 2023 A, RB(b)	4.00%	06/01/2044	3,160	3,161,964
Series 2023 B, RB(b)	5.00%	06/01/2050	800	777,422
Series 2024, RB(b)	4.13%	06/01/2045	2,889	2,909,352
Series 2024-1C, RB(b)	5.00%	06/01/2051	2,000	1,949,396
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (La Salle University); Series 2012, RB	5.00%	05/01/2042	1,180	823,837
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania Health System);
Series 2019, RB	4.00%	08/15/2044	10,000	9,733,283
Series 2019, RB	4.00%	08/15/2049	1,000	916,941
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (University of Pennsylvania) ; Series 2025 A, RB(c)(h)	4.25%	02/15/2055	7,500	7,330,974
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Widener College); Series 2014, Ref. RB	5.00%	07/15/2038	1,000	1,000,249
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2019-131 A, RB	3.10%	10/01/2044	2,500	2,197,178
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2023 141-A, RB	5.75%	10/01/2053	796	850,436
Series 2023 143-A, RB	5.30%	04/01/2044	2,020	2,149,287
Series 2024-145A, RB	6.00%	10/01/2054	3,380	3,715,611
Series 2024-146A, RB	4.75%	04/01/2053	3,000	3,003,309
Series 2025-148A, RB(c)	4.80%	10/01/2055	5,000	5,013,047
Series 2025-149A, RB(c)	5.15%	10/01/2050	10,000	10,209,497
Series 2026, RB	4.70%	10/01/2051	5,000	5,010,724
Pennsylvania (Commonwealth of) Public School Building Authority (Philadelphia School District); Series 2016, Ref. RB(k)(l)	5.00%	12/01/2026	5	5,107
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2009 C, RB (INS - AGI)(a)	6.25%	06/01/2033	$2,000	$2,018,780
Series 2009 E, RB	6.38%	12/01/2038	11,435	12,085,074
Series 2019 A, RB	5.00%	12/01/2049	9,660	10,004,574
Series 2020 B, RB	5.00%	12/01/2050	5,150	5,356,360
Series 2021 A, RB	4.00%	12/01/2050	3,000	2,767,060
Series 2021 A, Ref. RB	4.00%	12/01/2051	13,190	12,133,532
Series 2022 B, Ref. RB	5.25%	12/01/2052	3,000	3,169,010
Series 2023 A, Ref. RB	5.25%	12/01/2053	5,915	6,279,892
Series 2025 B, RB(c)	5.25%	12/01/2055	5,000	5,358,900
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2047	3,620	3,664,670
Series 2017 A, RB	5.25%	10/01/2052	7,405	7,517,151
Series 2020 C, Ref. RB(b)	4.00%	07/01/2050	2,225	1,978,125
Series 2021, Ref. RB (INS - AGI)(a)(b)	4.00%	07/01/2037	1,000	1,020,984
Series 2023 B, RB (INS - AGI)(a)(c)	5.50%	09/01/2053	7,500	8,092,333
Series 2024 C, RB (INS - AGI)(a)	5.25%	09/01/2049	4,050	4,358,032
Series 2024 C, RB (INS - AGI)(a)(c)	5.25%	09/01/2049	2,500	2,690,143
Series 2025 B, Ref. RB(b)	5.00%	07/01/2055	2,500	2,546,843
Sixteenth Series 2020 A, RB (INS - AGI)(a)	4.00%	08/01/2045	1,735	1,720,973
Philadelphia (City of), PA (1998 General Ordinance);
Series 2024, RB	5.25%	08/01/2049	5,900	6,255,816
Series 2024, RB (INS - AGI)(a)	5.25%	08/01/2054	8,595	9,122,058
Philadelphia (City of), PA Authority for Industrial Development;
Series 2017, RB(k)(l)	5.00%	05/01/2027	1,230	1,268,736
Series 2017, RB	5.00%	11/01/2047	1,270	1,270,762
Philadelphia (City of), PA Authority for Industrial Development (Children’s Hospital of Philadelphia (The)); Series 2024 A, RB(c)	5.25%	07/01/2049	27,870	29,937,962
Philadelphia (City of), PA Authority for Industrial Development (Discovery Charter School); Series 2022, Ref. RB(e)	5.00%	04/15/2052	2,400	2,172,694
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter School ); Series 2022 A, Ref. RB	5.38%	06/15/2057	1,000	988,634
Philadelphia (City of), PA Authority for Industrial Development (Independence Charter School - West);
Series 2019, RB	4.00%	06/15/2029	200	199,897
Series 2019, RB	5.00%	06/15/2050	350	322,011
Philadelphia (City of), PA Authority for Industrial Development (International Apartments at Temple University);
Series 2010 A, IDR (Acquired 10/07/2010; Cost $1,560,000)(f)(j)	5.38%	06/15/2030	1,560	1,170,000
Series 2010 A, IDR (Acquired 08/26/2010; Cost $4,000,000)(f)(j)	5.63%	06/15/2042	4,000	3,000,000
Philadelphia (City of), PA Authority for Industrial Development (Kipp Philadelphia Charter School); Series 2016 B, RB	5.00%	04/01/2046	1,640	1,347,010
Philadelphia (City of), PA Authority for Industrial Development (MaST Community Charter School II); Series 2020, RB	5.00%	08/01/2050	1,775	1,758,699
Philadelphia (City of), PA Authority for Industrial Development (MaST I Charter School); Series 2016 A, Ref. RB	5.25%	08/01/2046	1,720	1,721,855
Philadelphia (City of), PA Authority for Industrial Development (PresbyHomes Germantown/ Morrisville); Series 2005 A, RB	5.63%	07/01/2035	1,970	1,973,312
Philadelphia (City of), PA Authority for Industrial Development (Richard Allen Preparatory Charter School); Series 2006, RB	6.25%	05/01/2033	1,385	1,386,070
Philadelphia (City of), PA Authority for Industrial Development (Social Bonds);
Series 2024, Ref. RB(e)	5.00%	06/15/2039	1,110	1,151,851
Series 2024, Ref. RB(e)	5.00%	06/15/2043	1,000	1,014,077
Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.25%	11/01/2052	2,000	2,067,069
Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	17,635	17,718,844
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2049	4,500	4,169,750
Philadelphia School District (The); Series 2021 A, GO Bonds (INS - BAM)(a)	4.00%	09/01/2046	2,000	1,913,648
Pittsburgh (City of), PA Urban Redevelopment Authority (Marian Plaza); Series 2007, RB (CEP - GNMA)(b)	6.13%	01/20/2043	2,250	2,251,960
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Pennsylvania Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Scranton-Lackawanna Health and Welfare Authority (University of Scranton);
Series 2025 A, Ref. RB	5.00%	11/01/2050	$2,165	$2,209,614
Series 2025 A, Ref. RB	4.38%	11/01/2055	2,325	2,104,801
Southeastern Pennsylvania Transportation Authority (Asset Improvement Program); Series 2022, RB	5.25%	06/01/2047	3,000	3,178,613
Susquehanna Area Regional Airport Authority; Series 2017, Ref. RB(b)	5.00%	01/01/2038	1,350	1,367,370
Washington (County of), PA Redevelopment Authority (Victory Centre); Series 2018, Ref. RB	5.00%	07/01/2028	260	262,113
West Shore School District; Series 2020, GO Bonds	4.00%	11/15/2048	2,000	1,905,191
				666,816,714
Puerto Rico–10.66%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	10,335	10,504,602
Series 2005 A, RB(g)	0.00%	05/15/2050	48,320	10,178,859
Series 2008 A, RB(g)	0.00%	05/15/2057	415,530	20,462,650
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(g)	0.00%	07/01/2033	2,000	1,480,884
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	1,433	1,466,135
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	1,409	1,505,906
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,369	1,521,113
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,298	1,329,426
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,361	1,321,444
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	1,416	1,278,388
Subseries 2022, RN(g)	0.00%	11/01/2043	5,508	3,766,403
Puerto Rico (Commonwealth of) Electric Power Authority; Series 2007 TT, RB(j)	5.00%	07/01/2032	1,225	817,688
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	160	156,506
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(g)	0.00%	07/01/2046	3,912	1,407,188
Series 2018 A-1, RB(g)	0.00%	07/01/2051	7,242	1,905,424
Series 2018 A-1, RB	5.00%	07/01/2058	5,037	4,943,959
Series 2019 A-2, RB	4.33%	07/01/2040	2,750	2,755,688
Series 2019 A-2, RB	4.54%	07/01/2053	91	85,384
Series 2019 A-2, RB	4.78%	07/01/2058	1,216	1,178,197
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 01/02/2015-01/22/2015; Cost $1,934,088)(f)	5.00%	06/01/2030	3,235	3,234,052
Series 2006 Q, RB (Acquired 01/02/2015-01/05/2015; Cost $782,463)(f)	5.00%	06/01/2030	1,300	1,299,619
				72,599,515
Virgin Islands–0.98%
Tobacco Settlement Financing Corp.;
Series 2006, RB(g)	0.00%	05/15/2035	4,150	2,097,655
Series 2006, RB(g)	0.00%	05/15/2035	2,195	1,170,866
Series 2006, RB(g)	0.00%	05/15/2035	7,000	3,402,058
				6,670,579
Guam–0.22%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	1,000	1,051,124
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(b)	5.75%	09/01/2031	430	433,500
				1,484,624
Northern Mariana Islands–0.03%
Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(b)	6.60%	03/15/2028	220	223,893
TOTAL INVESTMENTS IN SECURITIES(m)–109.78% (Cost $775,194,194)				747,795,325
FLOATING RATE NOTE OBLIGATIONS–(10.70)%
Notes with interest and fee rates ranging from 2.30% to 2.59% at 02/28/2026 and contractual maturities of collateral ranging from 06/01/2034 to 12/01/2055 (See Note 1K)(n)				(72,890,000)
OTHER ASSETS LESS LIABILITIES–0.92%				6,240,258
NET ASSETS–100.00%				$681,145,583
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Pennsylvania Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FHLMC	– Federal Home Loan Mortgage Corp.
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SOFR	– Secured Overnight Financing Rate
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $49,072,417, which represented 7.20% of the Fund’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at February 28, 2026 was $21,735,641, which represented 3.19% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(j)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $12,998,065, which represented 1.91% of the Fund’s Net Assets.

(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	10.18%

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $102,489,629 are held by TOB Trusts and serve as collateral for the $72,890,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Pennsylvania Municipal Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $775,194,194)	$747,795,325
Cash	4,206,649
Receivable for:
Investments sold	210,000
Fund shares sold	109,653
Interest	8,190,058
Investment for trustee deferred compensation and retirement plans	98,746
Other assets	183,742
Total assets	760,794,173
Liabilities:
Floating rate note obligations	72,890,000
Payable for:
Investments purchased	5,000,000
Dividends	1,066,603
Fund shares reacquired	242,029
Accrued fees to affiliates	222,565
Accrued interest expense	8,977
Accrued trustees’ and officers’ fees and benefits	18,180
Accrued other operating expenses	98,480
Trustee deferred compensation and retirement plans	101,756
Total liabilities	79,648,590
Net assets applicable to shares outstanding	$681,145,583
Net assets consist of:
Shares of beneficial interest	$865,362,065
Distributable earnings (loss)	(184,216,482)
$681,145,583
Net Assets:
Class A	$473,745,510
Class C	$38,088,272
Class Y	$168,097,083
Class R6	$1,214,718
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	46,468,459
Class C	3,747,675
Class Y	16,477,059
Class R6	119,204
Class A:
Net asset value per share	$10.19
Maximum offering price per share (Net asset value of $10.19 ÷ 95.75%)	$10.64
Class C:
Net asset value and offering price per share	$10.16
Class Y:
Net asset value and offering price per share	$10.20
Class R6:
Net asset value and offering price per share	$10.19
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Pennsylvania Municipal Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$37,605,093
Expenses:
Advisory fees	3,239,689
Administrative services fees	98,052
Custodian fees	6,993
Distribution fees:
Class A	1,164,982
Class C	376,816
Interest, facilities and maintenance fees	2,919,786
Transfer agent fees — A, C and Y	528,741
Transfer agent fees — R6	176
Trustees’ and officers’ fees and benefits	25,243
Registration and filing fees	63,050
Reports to shareholders	38,454
Professional services fees	117,239
Other	16,060
Total expenses	8,595,281
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(5,052)
Net expenses	8,590,229
Net investment income	29,014,864
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(3,116,391))	(7,829,277)
Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(5,348,720)
Net realized and unrealized gain (loss)	(13,177,997)
Net increase in net assets resulting from operations	$15,836,867
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Pennsylvania Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$29,014,864	$24,479,080
Net realized gain (loss)	(7,829,277)	(6,399,961)
Change in net unrealized appreciation (depreciation)	(5,348,720)	10,993,857
Net increase in net assets resulting from operations	15,836,867	29,072,976
Distributions to shareholders from distributable earnings:
Class A	(20,409,287)	(20,442,572)
Class C	(1,516,801)	(1,688,531)
Class Y	(7,827,148)	(7,233,294)
Class R6	(57,717)	(59,278)
Total distributions from distributable earnings	(29,810,953)	(29,423,675)
Share transactions–net:
Class A	(28,476,895)	(23,401,388)
Class C	(8,503,215)	(8,921,683)
Class Y	(14,798,626)	23,858,269
Class R6	(169,765)	(2,180)
Net increase (decrease) in net assets resulting from share transactions	(51,948,501)	(8,466,982)
Net increase (decrease) in net assets	(65,922,587)	(8,817,681)
Net assets:
Beginning of year	747,068,170	755,885,851
End of year	$681,145,583	$747,068,170
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Pennsylvania Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$10.36	$0.42	$(0.16)	$0.26	$(0.43)	$10.19	2.66%(d)	$473,746	1.26%(d)	1.26%(d)	0.84%(d)	4.17%(d)	38%
Year ended 02/28/25	10.37	0.34	0.06	0.40	(0.41)	10.36	3.92 (d)	511,501	0.93 (d)	0.93 (d)	0.84 (d)	3.28 (d)	28
Year ended 02/29/24	10.17	0.35	0.23	0.58	(0.38)	10.37	5.88	535,069	0.95	0.95	0.84	3.40	11
Year ended 02/28/23	11.30	0.37	(1.16)	(0.79)	(0.34)	10.17	(7.04)(d)	565,422	0.89 (d)	0.89 (d)	0.82 (d)	3.51 (d)	19
Year ended 02/28/22	11.47	0.33	(0.15)	0.18	(0.35)	11.30	1.53 (d)	671,015	0.87 (d)	0.87 (d)	0.82 (d)	2.82 (d)	8
Class C
Year ended 02/28/26	10.33	0.35	(0.16)	0.19	(0.36)	10.16	1.99	38,088	1.92	1.92	1.50	3.51	38
Year ended 02/28/25	10.33	0.27	0.07	0.34	(0.34)	10.33	3.36	47,564	1.59	1.59	1.50	2.62	28
Year ended 02/29/24	10.13	0.28	0.24	0.52	(0.32)	10.33	5.20	56,546	1.60	1.60	1.49	2.75	11
Year ended 02/28/23	11.27	0.30	(1.17)	(0.87)	(0.27)	10.13	(7.72)(e)	62,564	1.53 (e)	1.53 (e)	1.46 (e)	2.87 (e)	19
Year ended 02/28/22	11.43	0.25	(0.14)	0.11	(0.27)	11.27	0.96	84,383	1.53	1.53	1.48	2.16	8
Class Y
Year ended 02/28/26	10.37	0.44	(0.16)	0.28	(0.45)	10.20	2.91	168,097	1.02	1.02	0.60	4.41	38
Year ended 02/28/25	10.37	0.36	0.07	0.43	(0.43)	10.37	4.27	186,592	0.69	0.69	0.60	3.52	28
Year ended 02/29/24	10.17	0.37	0.24	0.61	(0.41)	10.37	6.14	162,858	0.70	0.70	0.59	3.65	11
Year ended 02/28/23	11.31	0.39	(1.17)	(0.78)	(0.36)	10.17	(6.89)	143,677	0.65	0.65	0.57	3.75	19
Year ended 02/28/22	11.47	0.36	(0.14)	0.22	(0.38)	11.31	1.87	135,503	0.63	0.63	0.58	3.06	8
Class R6
Year ended 02/28/26	10.36	0.45	(0.16)	0.29	(0.46)	10.19	2.97	1,215	0.95	0.95	0.53	4.48	38
Year ended 02/28/25	10.36	0.37	0.07	0.44	(0.44)	10.36	4.34	1,410	0.62	0.62	0.53	3.59	28
Year ended 02/29/24	10.16	0.37	0.24	0.61	(0.41)	10.36	6.21	1,412	0.64	0.64	0.53	3.71	11
Year ended 02/28/23	11.29	0.40	(1.16)	(0.76)	(0.37)	10.16	(6.76)	1,138	0.59	0.59	0.52	3.81	19
Year ended 02/28/22	11.46	0.36	(0.14)	0.22	(0.39)	11.29	1.86	1,068	0.55	0.55	0.50	3.14	8

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for Class A for the years ended
February 28, 2026, 2025, 2023 and 2022, respectively.

(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.89% for the year ended February 28, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Pennsylvania Municipal Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Pennsylvania Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
13
Invesco Pennsylvania Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
14
Invesco Pennsylvania Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Collateral —To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
M.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.510%
Next $250 million	0.410%
Next $250 million	0.400%
Next $1 billion	0.380%
Next $3 billion	0.345%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.47%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.15%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
15
Invesco Pennsylvania Municipal Fund

Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares and up to a maximum annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of Class A shares and up to 0.15% of the average daily net assets of Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $32,135 in front-end sales commissions from the sale of Class A shares and $2,115 and $4,731 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of February 28, 2026, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $80,039,884 and securities sales of $83,234,918, which resulted in net realized gains (losses) of $(3,116,391).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,052.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
16
Invesco Pennsylvania Municipal Fund

NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $144,110 with an average interest rate of 4.44%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2026 were $58,209,615 and 4.52%, respectively.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$—	$431,309
Ordinary income-tax-exempt	29,810,953	28,992,366
Total distributions	$29,810,953	$29,423,675

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$9,139,202
Net unrealized appreciation (depreciation) — investments	(26,370,732)
Temporary book/tax differences	(93,436)
Capital loss carryforward	(166,891,516)
Shares of beneficial interest	865,362,065
Total net assets	$681,145,583
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes.  The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to defaulted bonds and amortization and accretion on debt securities.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses.  The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$17,775,362	$149,116,154	$166,891,516
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $278,364,823 and $278,126,100, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$18,547,879
Aggregate unrealized (depreciation) of investments	(44,918,611)
Net unrealized appreciation (depreciation) of investments	$(26,370,732)
Cost of investments for tax purposes is $774,166,057.
17
Invesco Pennsylvania Municipal Fund

NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $115,948, undistributed net realized gain (loss) was decreased by $95,076 and shares of beneficial interest was decreased by $20,872. This reclassification had no effect on the net assets of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	5,164,949	$51,857,473	3,208,112	$33,156,882
Class C	585,305	5,836,045	618,768	6,368,178
Class Y	6,744,046	67,508,469	6,964,270	72,036,242
Class R6	11,514	114,475	16,152	166,499
Issued as reinvestment of dividends:
Class A	1,253,584	12,530,221	1,208,725	12,476,697
Class C	106,545	1,061,542	112,268	1,155,393
Class Y	411,347	4,114,531	383,354	3,960,940
Class R6	1,955	19,531	2,072	21,382
Automatic conversion of Class C shares to Class A shares:
Class A	485,880	4,845,121	631,566	6,514,153
Class C	(487,376)	(4,845,121)	(633,547)	(6,514,153)
Reacquired:
Class A	(9,789,318)	(97,709,710)	(7,312,701)	(75,549,120)
Class C	(1,061,006)	(10,555,681)	(965,434)	(9,931,101)
Class Y	(8,668,991)	(86,421,626)	(5,056,187)	(52,138,913)
Class R6	(30,381)	(303,771)	(18,401)	(190,061)
Net increase (decrease) in share activity	(5,271,947)	$(51,948,501)	(840,983)	$(8,466,982)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18
Invesco Pennsylvania Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Pennsylvania Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Pennsylvania Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
19
Invesco Pennsylvania Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	100.00%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
20
Invesco Pennsylvania Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
21
Invesco Pennsylvania Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROPAM-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Rochester® AMT-Free New York Municipal Fund
Nasdaq:
A: OPNYX ■ C: ONYCX ■ Y: ONYYX ■ R6: IORNX

2	Schedule of Investments
10	Financial Statements
13	Financial Highlights
14	Notes to Financial Statements
21	Report of Independent Registered Public Accounting Firm
22	Tax Information
23	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.76%
New York–96.18%
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	$1,535	$1,466,963
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	450	437,962
Battery Park (City of), NY Authority (Green Bonds); Series 2025, Ref. RB	5.25%	11/01/2055	2,000	2,160,626
Brookhaven Local Development Corp. (Jefferson’s Ferry); Series 2016, Ref. RB	5.25%	11/01/2036	215	217,533
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	5.00%	06/01/2035	1,000	1,019,148
Buffalo & Erie County Industrial Land Development Corp. (Medaille College);
Series 2013, Ref. RB (Acquired 01/18/2013-02/13/2020; Cost $2,442,107)(a)(b)	5.25%	04/01/2035	2,442	32,968
Series 2018, Ref. RB (Acquired 08/16/2018; Cost $689,002)(a)(b)(c)	5.00%	10/01/2038	681	9,201
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026, RB(c)	5.25%	06/01/2046	150	150,422
Series 2026, RB(c)	5.50%	06/01/2056	250	248,862
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(c)	5.50%	09/01/2045	1,980	1,961,087
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	750	718,875
Series 2019, RB	4.00%	07/01/2049	1,240	1,118,095
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School);
Series 2025, RB(c)	5.63%	07/01/2045	200	202,938
Series 2025, RB(c)	6.00%	07/01/2060	400	405,195
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(c)	5.00%	12/01/2049	1,360	1,138,519
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(c)	5.75%	06/01/2052	400	399,846
Series 2022, RB(c)	5.75%	06/01/2062	1,000	985,050
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(c)	5.25%	10/15/2050	500	487,986
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022 A, RB	5.00%	07/01/2052	150	145,726
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2052	3,775	3,825,526
Series 2023, RB	5.25%	07/01/2062	1,500	1,510,279
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2036	240	242,883
Series 2017, Ref. RB	5.00%	08/01/2047	600	582,634
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(c)	5.63%	02/01/2039	190	190,089
Series 2019, RB(c)	5.75%	02/01/2049	360	359,988
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2041	650	650,012
Build NYC Resource Corp. (Special Needs Facilities Pooled Program);
Series 2013 A-1, RB	5.38%	07/01/2028	945	942,308
Series 2013 A-1, RB	5.75%	07/01/2033	790	790,008
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2043	1,730	1,704,356
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	250	271,684
Build NYC Resource Corp. (The Renaissance Charter School 2); Series 2025, RB	5.50%	06/15/2055	500	496,218
Build NYC Resource Corp. (Urban Resource Insititute );
Series 2025, RB	5.38%	12/01/2046	100	108,907
Series 2025, RB	5.50%	12/01/2051	125	133,318
Build NYC Resource Corp. (Whin Music Community Charter School); Series 2022, RB(c)	6.50%	07/01/2052	3,100	3,111,805
Canandaigua & Bristol (Towns of), NY;
Series 2007, GO Bonds	5.00%	12/15/2027	25	25,111
Series 2007, GO Bonds	5.00%	12/15/2028	30	30,142
Series 2007, GO Bonds	5.00%	12/15/2029	30	30,136
Series 2007, GO Bonds	5.00%	12/15/2030	30	30,132
Series 2007, GO Bonds	5.00%	12/15/2031	35	35,145
Series 2007, GO Bonds	5.00%	12/15/2032	35	35,147
Series 2007, GO Bonds	5.00%	12/15/2033	35	35,126
Series 2007, GO Bonds	5.00%	12/15/2034	40	40,140
Series 2007, GO Bonds	5.00%	12/15/2035	40	40,139
Series 2007, GO Bonds	5.00%	12/15/2036	45	45,155
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2007, GO Bonds	5.00%	12/15/2037	$45	$45,100
Series 2007, GO Bonds	5.00%	12/15/2038	50	50,014
Series 2007, GO Bonds	5.00%	12/15/2039	50	50,035
Series 2007, GO Bonds	5.00%	12/15/2040	55	55,095
Series 2007, GO Bonds	5.00%	12/15/2041	55	55,040
Series 2007, GO Bonds	5.00%	12/15/2042	60	60,025
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	100	100,150
Series 2014, RB	5.00%	05/01/2039	100	100,097
City of New York NY; Series 2025, GO Bonds(d)	5.25%	10/01/2055	3,000	3,178,658
Clinton County Capital Resource Corp. (CVES BOCES); Series 2025, RB(c)	4.75%	07/01/2043	100	104,101
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	4,300	4,300,371
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	2,100	1,883,328
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	998	1,110,444
Dutchess County Local Development Corp. (Vassar College); Series 2017, Ref. RB	5.00%	07/01/2042	500	508,328
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2031	75	75,120
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,681,456
Series 2005 D, RB(e)	0.00%	06/01/2055	75,500	6,117,939
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	5,050	5,109,787
Series 2025, RB	5.50%	12/01/2055	1,500	1,567,994
Glen Cove Local Economic Assistance Corp. (Garvies Point Public Improvement); Series 2016 B, RB(e)	0.00%	01/01/2045	16,695	5,189,429
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(c)	5.50%	07/01/2044	965	932,041
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(c)	5.88%	01/01/2052	5,000	2,500,000
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(c)	6.80%	12/01/2044	1,640	1,695,737
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	300	300,219
Series 2014, RB	5.00%	07/01/2039	250	250,185
Series 2014, RB	5.00%	07/01/2044	200	200,049
Series 2017, Ref. RB	5.00%	07/01/2038	80	81,263
Huntington Local Development Corp.; Series 2016, RB(c)	6.50%	12/01/2046	2,025	1,626,172
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2046	1,485	1,493,607
Series 2024 A, Ref. RB	5.00%	09/01/2054	1,740	1,829,513
Series 2025 A, Ref. RB	5.25%	09/01/2050	4,000	4,361,054
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	640	678,211
Series 2023 E, RB	5.00%	09/01/2053	250	261,957
Metropolitan Transportation Authority; Series 2016 C-1, RB	5.25%	11/15/2056	16,855	16,899,699
Metropolitan Transportation Authority (Bidding Group 2); Series 2022 A, RB	4.00%	11/15/2052	4,570	4,234,501
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	700	700,455
Series 2017 B-1, RB	5.25%	11/15/2057	2,505	2,539,373
Series 2019 B, RB	4.00%	11/15/2050	2,000	1,769,457
Series 2020 A-1, RB	5.00%	11/15/2049	500	511,194
Series 2024 A, Ref. RB	5.25%	11/15/2049	295	311,282
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,087,419
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(c)	5.00%	07/01/2044	1,000	1,000,355
Monroe County Industrial Development Corp. (Monroe Community College);
Series 2014, Ref. RB (INS - AGI)(f)	5.00%	01/15/2028	350	350,718
Series 2014, Ref. RB (INS - AGI)(f)	5.00%	01/15/2029	500	501,038
Series 2014, Ref. RB (INS - AGI)(f)	5.00%	01/15/2038	150	150,270
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,705	1,532,257
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	100	106,185
Series 2024, Ref. RB	5.25%	06/01/2054	250	261,979
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(c)	5.00%	06/01/2050	130	127,737
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Montgomery County Capital Resource Corp.;
Series 2020 A-1, RB	4.95%	07/01/2030	$630	$620,012
Series 2020 A-2, RB	5.40%	07/01/2050	5,625	4,440,703
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	1,075	1,075,010
Series 2016 A, RB	5.00%	11/15/2056	12,565	12,564,804
Nassau (County of), NY;
Series 2018 B, GO Bonds (INS - AGI)(f)	5.00%	07/01/2049	1,695	1,744,641
Series 2019 A, GO Bonds (INS - AGI)(f)	5.00%	04/01/2043	1,490	1,558,025
Series 2024 A, GO Bonds	4.00%	04/01/2054	1,000	927,450
Nassau (County of), NY Industrial Development Agency;
Series 2003 A-C, RB	7.00%	09/01/2028	485	485,458
Series 2021, RB(e)(g)	0.00%	01/01/2058	3,133	0
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	290	246,407
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	2,607	2,291,866
Series 2006 D, RB(e)	0.00%	06/01/2060	62,500	2,909,187
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	3,095	2,257,974
New York & New Jersey (States of) Port Authority;
Series 2024, Ref. RB	5.00%	07/15/2054	3,500	3,680,565
Series 2025, Ref. RB	5.00%	01/15/2055	2,000	2,100,998
New York (City of), NY;
Series 1997 C, GO Bonds	5.50%	11/15/2037	15	15,035
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	2,000	1,863,811
Series 2021 A-1, GO Bonds	5.00%	08/01/2047	5,140	5,338,146
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,850	10,105,484
Series 2024 C, GO Bonds	5.25%	03/01/2048	525	559,319
Series 2024 D, GO Bonds	4.00%	04/01/2045	2,000	1,964,021
Series 2024 D, GO Bonds	5.25%	04/01/2047	9,500	10,180,000
Series 2025 E, GO Bonds	5.25%	08/01/2050	560	596,224
Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,000	1,059,445
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	3,225	3,509,265
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	470	437,321
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	500	530,407
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	75	74,533
Series 2005 E-2, RB	6.13%	11/01/2035	205	154,536
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	2,630	2,648,479
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	5,000	5,281,766
Series 2020 AA-1, Ref. RB	4.00%	06/15/2050	18,090	16,927,824
Series 2021 BB-1, Ref. RB	4.00%	06/15/2045	2,060	2,042,173
Series 2021 CC-1, RB	4.00%	06/15/2051	11,000	10,220,954
Series 2024 AA, RB	4.00%	06/15/2054	1,250	1,158,815
Series 2026, RB	5.50%	06/15/2056	2,000	2,187,142
Subseries 2025 AA-1, RB	5.25%	06/15/2055	4,500	4,809,240
New York (City of), NY Transitional Finance Authority;
Series 2018 C-3, RB	4.00%	05/01/2045	4,000	3,894,714
Series 2019, RB	4.00%	11/01/2042	6,000	6,010,655
Series 2020, RB	4.00%	05/01/2044	5,000	4,957,890
Series 2021 B-1, RB	4.00%	08/01/2048	4,120	3,844,555
Series 2023, RB	5.25%	05/01/2050	750	796,973
Series 2025 B, RB	5.00%	05/01/2051	350	366,923
Series 2025 B, RB	5.25%	05/01/2055	320	341,251
Series 2025 E, RB	4.13%	11/01/2053	1,000	937,367
Series 2025 H, RB	5.25%	11/01/2048	750	806,614
Series 2025 H, RB	4.50%	11/01/2052	4,830	4,719,009
Series 2026, RB	5.25%	11/01/2055	3,000	3,207,443
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Trust for Cultural Resources (Juilliard School (The));
Series 2018 A, Ref. RB	5.00%	01/01/2037	$400	$427,307
Series 2018 A, Ref. RB	5.00%	01/01/2038	300	319,697
Series 2018 A, Ref. RB	4.00%	01/01/2039	1,100	1,122,688
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	5,000	5,272,356
New York (State of) Dormitory Authority;
Series 2009, VRD RB(h)	1.30%	09/01/2039	3,500	3,500,000
Series 2015, Ref. RB	5.00%	07/01/2043	1,610	1,611,201
Series 2018 A, RB	5.00%	07/01/2048	1,110	1,136,868
Series 2022 A, Ref. RB	5.00%	05/01/2052	1,800	1,834,301
Series 2024 A, RB	5.50%	05/01/2049	450	471,693
Series 2024 A, RB	5.50%	05/01/2056	500	519,252
Series 2024 A, Ref. RB	5.25%	03/15/2049	500	535,090
Series 2024 A, Ref. RB	5.50%	07/01/2054	5,000	5,460,173
Series 2025 A, Ref. RB	5.00%	03/15/2055	4,000	4,188,954
Series 2025 C, Ref. RB	5.00%	03/15/2055	4,000	4,173,106
Series 2025, RB	5.13%	11/15/2050	350	358,429
Series 2025, RB	5.13%	11/15/2055	475	482,514
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	300	309,866
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(c)	5.35%	12/01/2035	4,620	3,954,741
Series 2015 B-1, Ref. RB(c)	6.18%	12/01/2031	1,250	1,193,824
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	4.75%	07/01/2039	1,250	1,166,420
Series 2012 B, RB	5.00%	07/01/2032	95	95,002
Series 2012 B, RB	4.75%	07/01/2039	300	279,941
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.);
Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2027	6,425	6,549,430
Series 2007, RB (INS - NATL)(f)	5.25%	07/01/2028	3,000	3,093,553
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	10,800	10,268,628
Series 2020, RB	4.00%	07/01/2050	2,000	1,793,171
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(f)	5.00%	07/01/2051	700	726,375
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2020 A, Ref. RB	4.00%	09/01/2050	500	432,006
Series 2024, RB	5.50%	11/01/2044	1,000	1,082,255
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	5.00%	07/01/2046	2,250	2,257,945
Series 2022 A, Ref. RB	4.00%	07/01/2047	545	496,982
New York (State of) Dormitory Authority (New York University);
Series 2016 A, RB	5.00%	07/01/2039	4,625	4,653,175
Series 2021 A, Ref. RB	5.00%	07/01/2051	1,140	1,178,123
Series 2025 A, Ref. RB	5.25%	07/01/2055	2,785	2,958,204
New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2024, Ref. RB	5.25%	05/01/2054	10,400	10,829,636
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	501,058
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	1,920	1,954,322
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute); Series 2025, RB (INS - AGI)(f)	5.25%	07/01/2045	475	520,565
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(c)	5.50%	12/01/2047	3,030	2,174,467
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $4,545,000)(b)(c)	5.38%	09/01/2050	4,545	3,523,150
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $1,405,000)(b)(c)	5.38%	10/01/2042	1,405	1,153,770
New York (State of) Dormitory Authority (Wagner College); Series 2022, Ref. RB	5.00%	07/01/2047	3,620	3,121,003
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	5,500	5,602,877
New York (State of) Housing Finance Agency; Series 2025 B-1, RB	5.25%	11/01/2065	800	816,152
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-1, RB	4.88%	11/01/2053	2,000	2,022,279
Series 2024 A-1, RB	5.00%	06/15/2054	1,125	1,159,721
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	$150	$151,716
Series 2023 252, RB	4.55%	10/01/2048	375	375,670
Series 2023 252, RB	4.65%	10/01/2053	375	374,782
Series 2023-255, RB	5.00%	10/01/2053	3,000	3,027,743
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2060	7,050	6,514,307
Series 2024 A, RB	4.00%	11/15/2054	1,000	918,714
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(f)	5.13%	11/15/2058	5,500	5,816,486
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2045	3,900	3,789,726
Series 2019 B, RB	4.00%	01/01/2050	10,000	9,124,474
Series 2025 A, RB	5.00%	03/15/2049	1,500	1,585,155
Series 2025 A, RB	5.00%	03/15/2051	1,500	1,574,199
Series 2026 A, Ref. RB	5.00%	01/01/2056	2,500	2,618,803
Series 2026 A, Ref. RB	5.25%	01/01/2056	500	535,298
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds);
Series 2022 C, RB(d)	5.00%	03/15/2053	13,500	14,016,294
Series 2022 C, RB	5.00%	03/15/2055	4,000	4,149,041
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	5,715	5,227,053
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2049	3,025	2,823,349
New York (State of) Thruway Authority (Group 2); Series 2025, RB	5.00%	03/15/2059	6,180	6,436,568
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	5	5,012
Series 2023, RB	4.60%	08/01/2048	750	750,118
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	3,240	3,261,246
Series 2024 C-1, RB	4.50%	08/01/2054	1,000	977,016
Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	550	556,234
Series 2025, RB	5.00%	08/01/2055	1,250	1,267,603
Series 2026, RB	5.00%	11/01/2055	4,000	4,061,919
New York Counties Tobacco Trust I; Series 2000 A, RB	6.50%	06/01/2035	65	65,037
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	15	15,285
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2038	810	760,432
Series 2010 A, RB(c)	6.25%	06/01/2041	2,039	2,028,053
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(e)	0.00%	06/01/2038	25,000	11,667,757
Series 2005 S-3, RB(e)	0.00%	06/01/2055	84,200	7,194,477
Series 2005 S4B, RB(c)(e)	0.00%	06/01/2060	155,400	6,726,023
New York Counties Tobacco Trust VI; Series 2016 A-2, Ref. RB	5.00%	06/01/2051	1,125	957,562
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(c)	5.00%	11/15/2044	1,500	1,502,473
New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	2,000	1,655,031
Series 2021 A, Ref. RB	2.88%	11/15/2046	6,155	4,756,359
New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020, Ref. RB	5.00%	12/01/2038	2,000	2,152,983
Series 2020, Ref. RB	4.00%	12/01/2039	1,865	1,877,880
Series 2020, Ref. RB	4.00%	12/01/2042	3,700	3,668,531
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	4.00%	07/01/2039	325	286,646
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2037	250	253,985
Series 2017, Ref. RB	5.00%	05/01/2040	150	151,749
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2047	1,215	1,164,736
Series 2019, Ref. RB	4.00%	12/01/2049	1,150	1,087,572
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Onondaga Civic Development Corp.;
Series 2015, Ref. RB	5.00%	10/01/2030	$1,060	$1,044,137
Series 2015, Ref. RB	5.00%	10/01/2040	2,345	2,133,241
Series 2025, RB	4.50%	12/01/2050	2,500	2,504,660
Series 2025, RB	5.50%	12/01/2056	1,000	1,100,271
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	3,030	3,066,968
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	400	426,511
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2022, Ref. RB	5.25%	07/01/2039	400	435,059
Series 2022, Ref. RB	5.25%	07/01/2040	265	286,179
Series 2022, Ref. RB	5.25%	07/01/2047	335	343,489
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	230	216,995
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	1,500	1,549,563
Series 2024, RB	6.00%	12/01/2053	500	511,738
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	845	775,259
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(c)	5.35%	11/01/2049	5,210	5,217,991
Series 2016 B-2, RB(c)	5.35%	11/01/2049	1,175	1,176,802
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.);
Series 2013 A, RB(a)	5.00%	07/01/2032	330	66,000
Series 2013 A, RB(a)	5.00%	07/01/2038	2,785	557,000
Triborough Bridge & Tunnel Authority; Series 2024 A-1, RB	5.25%	11/15/2051	500	534,748
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2054	2,900	3,003,597
Series 2021 A, RB	5.00%	11/15/2051	1,665	1,723,328
Series 2021 A, RB	5.00%	11/15/2056	10,700	11,029,833
Series 2021 A, RB(d)	5.00%	11/15/2056	12,500	12,885,319
Series 2022 A, RB	5.25%	05/15/2057	5,000	5,279,547
Series 2022 A, Ref. RB	4.00%	05/15/2051	3,735	3,462,654
Series 2022 C, RB	5.00%	05/15/2047	780	818,783
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2023 A, RB	4.13%	05/15/2053	3,560	3,355,648
Series 2023 A, RB	4.25%	05/15/2058	1,390	1,321,935
Series 2025, RB	5.25%	12/01/2054	1,000	1,067,459
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	8,000	7,438,230
Series 2017 A, Ref. RB	5.00%	06/01/2041	2,680	2,698,479
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining); Series 2025 A-1, RB(c)	6.20%	12/01/2042	750	768,603
Westchester County Healthcare Corp.;
Series 2010 B, RB	6.13%	11/01/2037	325	325,109
Series 2014 A, RB	5.00%	11/01/2044	2,063	2,038,173
Westchester County Local Development Corp.; Series 2025, RB	7.25%	11/01/2045	1,305	1,486,160
Westchester County Local Development Corp. (Kendal on Hudson); Series 2022, Ref. RB	4.25%	01/01/2045	835	817,721
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(c)	5.00%	07/01/2046	1,260	1,230,967
Series 2021, Ref. RB(c)	4.50%	07/01/2056	1,200	1,014,416
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group); Series 2023, RB (INS - AGI)(f)	5.75%	11/01/2048	2,095	2,286,242
Westchester Tobacco Asset Securitization Corp.; Series 2016 C, Ref. RB	5.00%	06/01/2045	8,300	7,426,079
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(c)	4.13%	12/01/2041	1,000	958,751
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	425,755
Series 2019 A, RB	5.00%	10/15/2049	640	597,245
				591,260,273
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® AMT-Free New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–6.27%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$2,100	$2,134,462
Series 2002, RB	5.63%	05/15/2043	9,700	9,848,766
Series 2005 A, RB(e)	0.00%	05/15/2050	8,800	1,853,766
PRIFA Custodial Trust;
Series 2005 A, RB(e)	0.00%	03/15/2049	352	97,189
Series 2022, RB(e)	0.00%	03/15/2049	3,658	1,727,051
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2033	473	350,465
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	406	415,425
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	399	426,695
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	388	431,004
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	30	30,515
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	284	284,327
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	386	374,428
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	3,653	3,297,898
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	113	110,853
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	70	70,107
Series 2012, Ref. RB	5.00%	10/01/2042	150	147,423
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2046	17,947	6,455,726
Series 2018 A-1, RB	5.00%	07/01/2058	6,637	6,514,405
Series 2019 A-2, RB	4.54%	07/01/2053	71	66,618
Series 2019 A-2, RB	4.78%	07/01/2058	953	923,373
University of Puerto Rico; Series 2006 Q, RB (Acquired 12/01/2006-04/30/2007; Cost $3,000,000)(b)	5.00%	06/01/2030	3,000	2,999,121
				38,559,617
Guam–0.31%
Guam (Territory of) Waterworks Authority;
Series 2025 A, RB	5.50%	07/01/2045	750	813,313
Series 2025 A, RB	5.50%	07/01/2055	1,000	1,051,124
				1,864,437
TOTAL INVESTMENTS IN SECURITIES(i)–102.76% (Cost $659,173,157)				631,684,327
FLOATING RATE NOTE OBLIGATIONS–(3.54)%
Notes with interest and fee rates ranging from 2.43% to 2.47% at 02/28/2026 and contractual maturities of collateral ranging from 03/15/2053 to 11/15/2056 (See Note 1K)(j)				(21,750,000)
OTHER ASSETS LESS LIABILITIES–0.78%				4,791,534
NET ASSETS–100.00%				$614,725,861
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Schedule of Investments:
(a)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $3,165,169, which represented less than 1% of the Fund’s Net Assets.

(b)	Restricted security. The aggregate value of these securities at February 28, 2026 was $7,718,210, which represented 1.26% of the Fund’s Net Assets.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $50,261,162, which represented 8.18% of the Fund’s Net Assets.

(d)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(e)	Zero coupon bond issued at a discount.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(i)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

(j)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $30,080,271 are held by TOB Trusts and serve as collateral for the $21,750,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	350	June-2026	$(39,834,375)	$(43,862)	$(43,862)

(a)	Futures contracts collateralized by $656,250 cash held with Goldman Sachs International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $659,173,157)	$631,684,327
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	656,250
Receivable for:
Investments sold	465,000
Fund shares sold	225,669
Interest	7,470,900
Investment for trustee deferred compensation and retirement plans	87,903
Other assets	166,809
Total assets	640,756,858
Liabilities:
Floating rate note obligations	21,750,000
Other investments:
Variation margin payable — futures contracts	700,112
Payable for:
Dividends	961,344
Fund shares reacquired	219,385
Amount due to custodian	2,022,069
Accrued fees to affiliates	171,815
Accrued interest expense	8,915
Accrued trustees’ and officers’ fees and benefits	22,762
Accrued other operating expenses	86,692
Trustee deferred compensation and retirement plans	87,903
Total liabilities	26,030,997
Net assets applicable to shares outstanding	$614,725,861
Net assets consist of:
Shares of beneficial interest	$816,036,437
Distributable earnings (loss)	(201,310,576)
$614,725,861
Net Assets:
Class A	$496,547,265
Class C	$5,992,582
Class Y	$112,013,025
Class R6	$172,989
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	48,318,244
Class C	582,963
Class Y	10,887,437
Class R6	16,822
Class A:
Net asset value per share	$10.28
Maximum offering price per share (Net asset value of $10.28 ÷ 95.75%)	$10.74
Class C:
Net asset value and offering price per share	$10.28
Class Y:
Net asset value and offering price per share	$10.29
Class R6:
Net asset value and offering price per share	$10.28
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$33,012,353
Expenses:
Advisory fees	3,147,567
Administrative services fees	86,093
Custodian fees	6,637
Distribution fees:
Class A	1,194,822
Class C	65,524
Interest, facilities and maintenance fees	1,402,345
Transfer agent fees — A, C and Y	360,765
Transfer agent fees — R6	28
Trustees’ and officers’ fees and benefits	23,575
Registration and filing fees	62,175
Reports to shareholders	28,222
Professional services fees	85,606
Other	15,090
Total expenses	6,478,449
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(4,340)
Net expenses	6,474,109
Net investment income	26,538,244
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(1,105,568))	(9,780,065)
Futures contracts	336,000
(9,444,065)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(3,276,099)
Futures contracts	(43,862)
(3,319,961)
Net realized and unrealized gain (loss)	(12,764,026)
Net increase in net assets resulting from operations	$13,774,218
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® AMT-Free New York Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$26,538,244	$25,065,711
Net realized gain (loss)	(9,444,065)	(4,060,354)
Change in net unrealized appreciation (depreciation)	(3,319,961)	(1,600,798)
Net increase in net assets resulting from operations	13,774,218	19,404,559
Distributions to shareholders from distributable earnings:
Class A	(22,654,843)	(23,156,177)
Class C	(247,164)	(322,167)
Class Y	(4,879,777)	(4,312,719)
Class R6	(9,309)	(10,889)
Total distributions from distributable earnings	(27,791,093)	(27,801,952)
Share transactions–net:
Class A	(28,147,382)	(25,531,310)
Class C	(1,723,108)	(3,220,333)
Class Y	15,135,943	4,633,354
Class R6	(63,127)	2,957
Net increase (decrease) in net assets resulting from share transactions	(14,797,674)	(24,115,332)
Net increase (decrease) in net assets	(28,814,549)	(32,512,725)
Net assets:
Beginning of year	643,540,410	676,053,135
End of year	$614,725,861	$643,540,410
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® AMT-Free New York Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$10.49	$0.44	$(0.19)	$0.25	$(0.46)	$10.28	2.54%(d)	$496,547	1.10%(d)	1.10%(d)	0.87%(d)	4.33%(d)	27%
Year ended 02/28/25	10.62	0.40	(0.09)	0.31	(0.44)	10.49	2.99 (d)	536,823	1.19 (d)	1.19 (d)	0.86 (d)	3.76 (d)	17
Year ended 02/29/24	10.37	0.37	0.29	0.66	(0.41)	10.62	6.57 (d)	569,320	1.35 (d)	1.35 (d)	0.85 (d)	3.58 (d)	24
Year ended 02/28/23	11.71	0.35	(1.33)	(0.98)	(0.36)	10.37	(8.39)(d)	577,077	1.06 (d)	1.06 (d)	0.84 (d)	3.34 (d)	44
Year ended 02/28/22	11.94	0.30	(0.19)	0.11	(0.34)	11.71	0.86 (d)	727,823	0.88 (d)	0.88 (d)	0.81 (d)	2.48 (d)	10
Class C
Year ended 02/28/26	10.49	0.36	(0.19)	0.17	(0.38)	10.28	1.77	5,993	1.86	1.86	1.63	3.57	27
Year ended 02/28/25	10.63	0.32	(0.10)	0.22	(0.36)	10.49	2.12	7,953	1.95	1.95	1.62	3.00	17
Year ended 02/29/24	10.38	0.29	0.30	0.59	(0.34)	10.63	5.76	11,301	2.11	2.11	1.61	2.82	24
Year ended 02/28/23	11.72	0.27	(1.34)	(1.07)	(0.27)	10.38	(9.08)	15,520	1.82	1.82	1.60	2.58	44
Year ended 02/28/22	11.95	0.21	(0.19)	0.02	(0.25)	11.72	0.09	21,840	1.64	1.64	1.57	1.72	10
Class Y
Year ended 02/28/26	10.50	0.46	(0.19)	0.27	(0.48)	10.29	2.79	112,013	0.86	0.86	0.63	4.57	27
Year ended 02/28/25	10.64	0.42	(0.09)	0.33	(0.47)	10.50	3.14	98,520	0.95	0.95	0.62	4.00	17
Year ended 02/29/24	10.38	0.40	0.30	0.70	(0.44)	10.64	6.92	95,188	1.11	1.11	0.61	3.82	24
Year ended 02/28/23	11.73	0.38	(1.35)	(0.97)	(0.38)	10.38	(8.23)	84,065	0.82	0.82	0.60	3.58	44
Year ended 02/28/22	11.96	0.33	(0.19)	0.14	(0.37)	11.73	1.10	99,166	0.64	0.64	0.57	2.72	10
Class R6
Year ended 02/28/26	10.50	0.46	(0.19)	0.27	(0.49)	10.28	2.74	173	0.81	0.81	0.58	4.62	27
Year ended 02/28/25	10.63	0.43	(0.09)	0.34	(0.47)	10.50	3.29	244	0.91	0.91	0.58	4.04	17
Year ended 02/29/24	10.38	0.40	0.29	0.69	(0.44)	10.63	6.86	244	1.07	1.07	0.57	3.85	24
Year ended 02/28/23	11.72	0.39	(1.34)	(0.95)	(0.39)	10.38	(8.09)	9	0.76	0.76	0.54	3.64	44
Year ended 02/28/22	11.96	0.33	(0.20)	0.13	(0.37)	11.72	1.05	10	0.62	0.62	0.56	2.74	10

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
February 28, 2026, 2025, the year ended February 29, 2024 and the years ended February 28, 2023 and 2022, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® AMT-Free New York Municipal Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Rochester® AMT-Free New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
14
Invesco Rochester® AMT-Free New York Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
15
Invesco Rochester® AMT-Free New York Municipal Fund

Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $4 billion	0.350%
Over $5 billion	0.330%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.52%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
16
Invesco Rochester® AMT-Free New York Municipal Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $15,299 in front-end sales commissions from the sale of Class A shares and $462 and $1,427 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$631,684,327	$0	$631,684,327
Other Investments - Liabilities*
Futures Contracts	(43,862)	—	—	(43,862)
Total Investments	$(43,862)	$631,684,327	$0	$631,640,465

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(43,862)
Derivatives not subject to master netting agreements	43,862
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
17
Invesco Rochester® AMT-Free New York Municipal Fund

Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$336,000
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(43,862)
Total	$292,138
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$26,599,219

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $43,912,519 and securities sales of $43,985,680, which resulted in net realized gains (losses) of $(1,105,568).
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $4,340.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $610,959 with an average interest rate of 4.37%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2026 were $34,393,846 and 3.24%, respectively.
18
Invesco Rochester® AMT-Free New York Municipal Fund

NOTE 9—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$408,079	$134,866
Ordinary income-tax-exempt	27,383,014	27,667,086
Total distributions	$27,791,093	$27,801,952

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$10,639,485
Net unrealized appreciation (depreciation) — investments	(28,286,520)
Temporary book/tax differences	(93,799)
Capital loss carryforward	(183,569,742)
Shares of beneficial interest	816,036,437
Total net assets	$614,725,861
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$43,728,679	$139,841,063	$183,569,742
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $174,557,261 and $242,071,012, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$10,665,791
Aggregate unrealized (depreciation) of investments	(38,952,311)
Net unrealized appreciation (depreciation) of investments	$(28,286,520)
Cost of investments for tax purposes is $659,926,985.
NOTE 11—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $97,458 and undistributed net realized gain (loss) was decreased by $97,458. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 12—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	6,507,942	$65,364,711	3,001,262	$31,643,396
Class C	160,599	1,616,754	161,596	1,699,467
Class Y	6,214,875	62,091,023	2,133,622	22,557,374
19
Invesco Rochester® AMT-Free New York Municipal Fund

	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Issued as reinvestment of dividends:
Class A	1,345,343	$13,506,486	1,257,840	$13,246,773
Class C	18,273	183,372	20,971	220,866
Class Y	260,873	2,623,931	238,816	2,518,286
Class R6	170	1,700	280	2,957
Automatic conversion of Class C shares to Class A shares:
Class A	126,107	1,251,880	242,202	2,555,821
Class C	(126,030)	(1,251,880)	(242,168)	(2,555,821)
Reacquired:
Class A	(10,832,212)	(108,270,459)	(6,924,033)	(72,977,300)
Class C	(227,709)	(2,271,354)	(246,029)	(2,584,845)
Class Y	(4,968,252)	(49,579,011)	(1,941,887)	(20,442,306)
Class R6	(6,593)	(64,827)	-	-
Net increase (decrease) in share activity	(1,526,614)	$(14,797,674)	(2,297,528)	$(24,115,332)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 55% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

20
Invesco Rochester® AMT-Free New York Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Rochester AMT-Free New York Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rochester AMT-Free New York Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
21
Invesco Rochester® AMT-Free New York Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	98.53%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
22
Invesco Rochester® AMT-Free New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
23
Invesco Rochester® AMT-Free New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROAFNYM-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Rochester® Limited Term New York Municipal Fund
Nasdaq:
A: LTNYX ■ C: LTNCX ■ Y: LTBYX ■ R6: IORMX

2	Schedule of Investments
14	Financial Statements
17	Financial Highlights
18	Notes to Financial Statements
24	Report of Independent Registered Public Accounting Firm
25	Tax Information
26	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–97.84%
New York–91.69%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2035	$745	$791,129
Series 2018 A, RB	5.00%	12/15/2036	780	825,637
Series 2018 A, RB	5.00%	12/15/2037	820	865,425
Series 2018 A, RB	5.00%	12/15/2038	500	526,365
Series 2018 B, RB(a)	5.00%	12/15/2030	240	254,817
Series 2018 B, RB(a)	5.00%	12/15/2031	300	318,124
Series 2018 B, RB(a)	5.00%	12/15/2032	320	338,139
Albany Capital Resource Corp. (Albany Law School of Union University); Series 2017 A, Ref. RB	5.00%	07/01/2031	1,520	1,550,512
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	3.25%	04/01/2031	4,555	4,389,100
Albany Capital Resource Corp. (College of Saint Rose (The));
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $568,397)(b)(c)	4.00%	07/01/2026	578	11,559
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $585,852)(b)(c)	4.00%	07/01/2026	601	12,010
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $602,429)(b)(c)	4.00%	07/01/2027	623	12,461
Series 2021, Ref. RB (Acquired 04/27/2023; Cost $283,681)(b)(c)	4.00%	07/01/2028	330	6,597
Series 2021, Ref. RB (Acquired 10/28/2021; Cost $4,419,189)(b)(c)	4.00%	07/01/2036	4,113	82,268
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools);
Series 2024, RB	4.00%	06/01/2034	345	351,605
Series 2024, RB	4.50%	06/01/2044	1,780	1,753,865
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	5.00%	10/01/2027	655	669,261
Series 2018, Ref. RB	5.00%	10/01/2028	690	713,841
Series 2018, Ref. RB	5.00%	10/01/2029	730	754,576
Series 2018, Ref. RB	5.00%	10/01/2030	760	784,385
Series 2018, Ref. RB	5.00%	10/01/2031	805	829,069
Series 2018, Ref. RB	5.00%	10/01/2043	540	536,252
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2027	550	558,406
Series 2016, Ref. RB	5.25%	11/01/2028	1,130	1,147,225
Series 2016, Ref. RB	5.25%	11/01/2029	1,000	1,015,087
Series 2016, Ref. RB	5.25%	11/01/2030	650	659,694
Series 2016, Ref. RB	5.25%	11/01/2031	650	659,517
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	7,350	7,391,106
Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGI)(d)	4.00%	04/01/2039	1,400	1,421,624
Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology); Series 2017 A, Ref. RB	4.50%	06/01/2027	640	646,394
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2026	150	151,503
Series 2018, Ref. RB	5.00%	10/01/2027	150	154,034
Series 2018, Ref. RB	5.00%	10/01/2028	165	171,984
Series 2018, Ref. RB	5.00%	10/01/2029	175	182,427
Series 2018, Ref. RB	5.00%	10/01/2030	200	207,967
Series 2018, Ref. RB	5.00%	10/01/2031	200	207,627
Series 2018, Ref. RB	5.00%	10/01/2033	100	103,455
Series 2018, Ref. RB	5.00%	10/01/2037	405	415,313
Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	9,015	9,025,673
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	1,385	1,400,823
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026, RB(e)	5.00%	06/01/2036	2,250	2,395,901
Series 2026, RB(e)	5.00%	06/01/2036	5,000	5,324,223
Build NYC Resource Corp. (Bay Ridge Preparatory School); Series 2024, RB(e)	5.00%	09/01/2039	900	933,358
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	4.00%	06/01/2028	$595	$598,819
Series 2018, RB	5.00%	06/01/2033	1,190	1,210,491
Build NYC Resource Corp. (Brooklyn Navy Yard);
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.00%	12/31/2028	4,750	4,845,446
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.25%	12/31/2033	10,000	10,220,116
Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.50%	12/31/2040	5,000	5,034,087
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2036	125	128,701
Series 2019, RB	4.00%	07/01/2037	150	153,693
Series 2019, RB	4.00%	07/01/2038	150	153,385
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(e)	5.00%	07/01/2035	1,390	1,449,798
Build NYC Resource Corp. (Consortium for Worker Education, Inc.); Series 2020, RB(e)	5.00%	12/01/2039	1,700	1,627,153
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds); Series 2022, RB(e)	5.75%	06/01/2042	1,000	1,027,636
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.);
Series 2025 A, RB(e)	4.25%	10/15/2035	1,460	1,477,559
Series 2025 A, RB(e)	5.00%	10/15/2040	3,720	3,846,321
Build NYC Resource Corp. (Grand Concourse Academy Charter School); Series 2022, RB	5.00%	07/01/2042	600	611,173
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2028	300	305,915
Series 2017, Ref. RB	3.00%	08/01/2031	500	476,713
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017, RB(e)	5.00%	06/01/2027	450	454,773
Series 2017, RB(e)	5.00%	06/01/2032	500	504,505
Build NYC Resource Corp. (New Dawn Charter Schools); Series 2019, RB(e)	5.00%	02/01/2033	850	850,336
Build NYC Resource Corp. (New York Law School); Series 2016, Ref. RB	5.00%	07/01/2036	1,010	1,010,522
Build NYC Resource Corp. (Nightingale-Bamford School); Series 2025, RB	5.00%	07/01/2040	5,760	6,508,029
Build NYC Resource Corp. (NY Preparatory Charter School); Series 2021 A, RB(e)	4.00%	06/15/2031	790	785,128
Build NYC Resource Corp. (Richmond Prep Charter School); Series 2021 A, RB(e)	5.00%	06/01/2036	525	504,768
Build NYC Resource Corp. (Riverspring Health Senior Living, Inc.);
Series 2026, RB	5.00%	12/15/2031	2,000	2,005,117
Series 2026, RB(e)	5.25%	12/15/2031	2,000	2,005,082
Build NYC Resource Corp. (Royal Charter Properties, Inc. - New York & Presbyterian Hospital Leasehold); Series 2012, RB (INS - AGI)(d)	4.75%	12/15/2026	365	365,325
Build NYC Resource Corp. (Seton Education Partners-Brilla); Series 2021 A, RB(e)	4.00%	11/01/2031	1,270	1,277,334
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	5.00%	09/01/2035	1,200	1,317,383
Build NYC Resource Corp. (Trips Obligated Group); Series 2025, RB(a)	5.50%	07/01/2041	335	378,423
Build NYC Resource Corp. (Urban Resource Insititute ); Series 2025 A, RB	4.13%	12/01/2035	775	821,280
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2016 A, Ref. RB	5.00%	05/01/2026	415	416,408
Series 2016 A, Ref. RB	5.00%	05/01/2027	445	446,547
Series 2016 A, Ref. RB	5.00%	05/01/2028	465	466,644
Series 2016 A, Ref. RB	5.00%	05/01/2029	485	486,691
Series 2016 A, Ref. RB	5.00%	05/01/2030	510	511,686
Series 2016 A, Ref. RB	5.00%	05/01/2031	540	541,688
Chautauqua County Capital Resource Corp. (NRG Energy); Series 2020, Ref. RB(g)	4.25%	04/03/2028	7,500	7,690,060
Chautauqua Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	5.00%	06/01/2029	425	421,581
Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,205	1,208,191
Dobbs Ferry Local Development Corp. (Mercy College);
Series 2014, RB	5.00%	07/01/2039	2,125	2,127,063
Series 2014, RB	5.00%	07/01/2044	2,000	2,001,224
Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2032	325	358,143
Series 2021, Ref. RB	4.00%	07/01/2036	1,040	1,067,413
Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,185,773
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2016 A, Ref. RB	5.00%	07/01/2030	$1,255	$1,262,270
Series 2016 A, Ref. RB	5.00%	07/01/2032	225	226,223
Series 2016 B, RB	5.00%	07/01/2035	1,185	1,190,364
Elmira (City of), NY;
Series 2019, GO Bonds(e)	5.00%	07/01/2033	1,485	1,520,834
Series 2020, GO Bonds	5.00%	07/01/2035	1,500	1,610,980
Erie (County of), NY (Buffalo Bills Stadium); Series 2024 B, GO Bonds	5.25%	09/15/2043	3,000	3,399,144
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2031	11,625	11,643,657
Essex County Capital Resource Corp. (North Country Community College Association, Inc.);
Series 2017, Ref. RB	5.00%	06/01/2026	90	90,264
Series 2017, Ref. RB	5.00%	06/01/2027	100	101,491
Series 2017, Ref. RB	5.00%	06/01/2028	100	101,435
Series 2017, Ref. RB	5.00%	06/01/2031	320	323,735
Series 2017, Ref. RB	5.00%	06/01/2035	255	257,177
Franklin (County of), NY Solid Waste Management Authority;
Series 2012, RB	5.00%	06/01/2027	360	360,687
Series 2019, RB(a)	4.00%	06/01/2026	950	952,669
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.00%	12/01/2035	600	657,694
Series 2022 A, Ref. RB	5.00%	12/01/2039	2,070	2,214,164
Series 2022 A, Ref. RB	5.00%	12/01/2040	2,170	2,305,457
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-1, RB(e)	4.75%	07/01/2028	600	601,063
Hempstead Town Local Development Corp. (Adelphi University); Series 2013, RB	5.00%	09/01/2043	5,000	5,002,771
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.15%	12/01/2029	1,535	1,613,322
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,800	1,801,314
Series 2014, RB	5.00%	07/01/2044	1,000	1,000,243
Series 2017, Ref. RB	5.00%	07/01/2029	775	797,112
Series 2017, Ref. RB	5.00%	07/01/2030	675	693,416
Series 2017, Ref. RB	5.00%	07/01/2031	615	630,739
Series 2017, Ref. RB	5.00%	07/01/2032	1,110	1,137,098
Series 2017, Ref. RB	5.00%	07/01/2035	865	882,090
Series 2017, Ref. RB	5.00%	07/01/2036	680	692,550
Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2037	5,000	5,111,569
Series 2017 A, Ref. RB	5.00%	02/15/2038	5,260	5,381,352
Series 2017 A, Ref. RB	4.00%	02/15/2044	4,000	3,916,921
Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2040	8,845	9,110,700
Long Island (City of), NY Power Authority;
Series 2016 B, Ref. RB	5.00%	09/01/2036	6,500	6,573,928
Series 2017, RB	5.00%	09/01/2042	10,500	10,780,096
Series 2018, RB	5.00%	09/01/2038	1,270	1,340,274
Series 2020 A, Ref. RB	4.00%	09/01/2040	195	200,389
Series 2025 A, Ref. RB (INS - BAM)(d)	5.00%	09/01/2036	5,000	6,023,008
Metropolitan Transportation Authority;
Series 2016 B, Ref. RB	5.00%	11/15/2037	7,500	7,587,763
Series 2020 B, VRD RB (LOC - Royal Bank Of Canada)(f)(h)	1.05%	11/15/2046	210	210,000
Series 2025 B, Ref. RB	5.00%	11/15/2036	2,500	2,929,482
Series 2025 B, Ref. RB	5.00%	11/15/2041	2,000	2,246,020
Metropolitan Transportation Authority (Green Bonds); Subseries 2016 B-1, RB	5.00%	11/15/2046	1,500	1,510,498
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2034	830	881,028
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2026	350	350,648
Monroe County Industrial Development Corp. (Nazareth College of Rochester); Series 2017, Ref. RB	4.00%	10/01/2034	600	603,391
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2026	$400	$400,982
Series 2013 A, Ref. RB	5.00%	12/01/2027	345	345,809
Series 2013 A, Ref. RB	5.00%	12/01/2028	1,315	1,317,974
Series 2013 A, Ref. RB	5.00%	12/01/2032	1,450	1,452,451
Series 2013 A, Ref. RB	5.00%	12/01/2037	3,100	3,105,128
Series 2013 A, Ref. RB	5.00%	12/01/2042	4,485	4,486,656
Series 2017, RB	5.00%	12/01/2029	1,000	1,013,564
Series 2017, RB	5.00%	12/01/2034	1,100	1,110,200
Series 2017, RB	5.00%	12/01/2035	1,055	1,063,925
Series 2017, RB	5.00%	12/01/2036	2,525	2,544,074
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	4.00%	01/01/2030	4,515	4,527,502
Nassau (County of), NY;
Series 2017 B, GO Bonds	5.00%	04/01/2031	365	376,375
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2039	4,775	5,007,566
Series 2018 B, GO Bonds (INS - AGI)(d)	5.00%	07/01/2045	4,000	4,138,075
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group);
Series 2014, RB	5.00%	07/01/2030	1,500	1,505,712
Series 2014, RB	5.00%	07/01/2032	660	662,176
Series 2014, RB	5.00%	07/01/2033	1,050	1,053,271
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	4.70%	12/01/2028	730	697,673
Nassau County Tobacco Settlement Corp.; Series 2006 A-2, RB	5.25%	06/01/2026	1,609	1,414,732
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-1, RB(e)	4.20%	08/01/2028	1,425	1,355,313
New York & New Jersey (States of) Port Authority;
One Hundred Eighty Third Series 2014, RB	5.00%	12/15/2026	850	851,885
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2036	2,615	2,615,996
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2038	5,000	5,001,177
One Hundred Eighty Third Series 2014, RB	4.00%	12/15/2040	10,000	10,001,770
One Hundred Ninety Fifth Series 2016, Ref. RB(a)	5.00%	04/01/2036	10,230	10,344,753
Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,095,756
Series 2019, RB(a)	4.00%	11/01/2041	5,000	4,994,370
Series 2023, Ref. RB(a)	5.00%	12/01/2034	6,960	7,972,560
Two Hundred Forty Ninth Series 2025, Ref. RB(a)	5.00%	10/15/2035	2,500	2,908,688
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2034	4,820	5,601,218
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2036	3,655	4,171,919
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2039	3,420	3,801,987
Two Hundred Forty Six Series 2024, Ref. RB(a)	5.00%	09/01/2040	750	828,703
Two Hundred Second Series 2017, Ref. RB(a)	5.00%	04/15/2037	12,235	12,470,708
Two Hundred Sixth Series 2017, Ref. RB(a)	5.00%	11/15/2042	12,000	12,251,520
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	3,620	3,632,301
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2027	45	46,118
Series 1997 C, GO Bonds (INS - NATL)(d)	5.50%	11/15/2037	10	10,023
Series 2002 D, GO Bonds	5.50%	06/01/2028	5	5,013
Series 2012, VRD GO Bonds(h)	1.05%	04/01/2042	3,000	3,000,000
Series 2016 B-1, GO Bonds	5.00%	12/01/2041	7,775	7,879,350
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	570	602,454
Series 2020 D-1, GO Bonds	4.00%	03/01/2042	6,250	6,275,190
Series 2021-3, VRD GO Bonds(h)	1.05%	04/01/2042	10,000	10,000,000
Series 2024 D, GO Bonds	4.00%	04/01/2041	1,000	1,021,912
Series 2024 D, GO Bonds	4.00%	04/01/2045	5,000	4,910,053
Series 2025 D, GO Bonds	5.00%	10/01/2038	4,000	4,628,746
Series 2025 D, GO Bonds	5.00%	10/01/2040	4,000	4,558,943
Series 2025 D, GO Bonds	5.00%	10/01/2041	6,000	6,798,273
Subseries 2008 L-4, VRD GO Bonds (LOC - U.S. Bank, N.A.)(f)(h)	0.95%	04/01/2038	9,340	9,340,000
Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	2,860	3,168,013
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2042	$3,500	$3,523,511
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2040	5,750	6,578,645
Subseries 2025 G-1, GO Bonds	5.00%	02/01/2042	2,500	2,796,327
New York (City of), NY Industrial Development Agency (Yankee Stadium);
Series 2006, RB (INS - FGIC) (CPI Rate + 0.88%)(d)(i)	3.62%	03/01/2026	985	985,000
Series 2006, RB (INS - FGIC) (CPI Rate + 0.89%)(d)(i)	3.28%	03/01/2027	1,000	1,006,274
New York (City of), NY Municipal Water Finance Authority;
Series 2013, VRD RB(h)	0.50%	06/15/2049	2,000	2,000,000
Series 2018 FF, Ref. RB	5.00%	06/15/2039	3,500	3,685,135
Series 2019 CC-1, RB	4.00%	06/15/2040	7,150	7,248,967
Series 2020 AA-2, RB	4.00%	06/15/2043	10,000	10,057,987
Series 2022 DD, Ref. VRD RB(h)	1.10%	06/15/2033	3,325	3,325,000
New York (City of), NY Transitional Finance Authority;
Series 2014, VRD RB(h)	0.50%	08/01/2043	535	535,000
Series 2016 A-1, RB	5.00%	05/01/2037	3,085	3,095,262
Series 2017 A-2, RB	5.00%	08/01/2039	7,545	7,765,666
Series 2017 A-E-1, RB	5.00%	02/01/2038	7,980	8,142,382
Series 2017 A-E-1, RB	5.00%	02/01/2039	2,455	2,502,829
Series 2017 F-1, RB	5.00%	05/01/2042	21,840	22,292,612
Series 2018 S-1, RB	5.00%	07/15/2043	3,465	3,589,649
Series 2018 S-1, RB	5.00%	07/15/2045	5,000	5,144,753
Series 2018 S-3, RB	5.25%	07/15/2045	10,625	11,004,516
Series 2019 B-1, RB	4.00%	11/01/2042	9,410	9,429,228
Series 2022, RB	4.00%	02/01/2043	5,000	4,975,743
Series 2024 A-1, Ref. RB	5.00%	11/01/2039	2,000	2,268,682
Series 2024 B-1, Ref. RB	5.00%	11/01/2037	2,500	2,893,978
Series 2024 D, RB	5.25%	05/01/2045	3,000	3,306,126
Series 2024 G-1, RB	5.00%	05/01/2044	3,255	3,539,735
Series 2025 A-1, RB	5.00%	05/01/2037	2,050	2,415,184
Series 2025 B, RB	5.00%	05/01/2044	1,000	1,100,548
Series 2025 E, RB	5.00%	11/01/2042	7,315	8,168,286
Series 2025 H-1, RB	5.00%	11/01/2043	2,170	2,408,876
Series 2025 S-1, RB	5.00%	07/15/2038	5,000	5,918,146
Subseries 2016 B-1, RB	5.00%	08/01/2038	10,000	10,079,508
Subseries 2016 F-3, RB	3.25%	02/01/2041	13,000	11,929,122
Subseries 2018 S-3, Ref. RB	5.00%	07/15/2036	7,500	7,923,466
Subseries 2019 B-1, RB	4.00%	11/01/2040	1,500	1,517,085
New York (City of), NY Trust for Cultural Resources (The) (Lincoln Center for Performing Arts); Series 2020 A, Ref. RB	4.00%	12/01/2035	300	312,827
New York (State of) Dormitory Authority;
Series 2009, VRD RB(h)	1.30%	09/01/2039	11,260	11,260,000
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2027	35	35,075
Series 2012 F, RB (INS - AGI)(d)	5.00%	10/01/2028	5	5,011
Series 2012, RB	5.00%	10/01/2026	120	120,251
Series 2012, RB	5.00%	10/01/2027	65	65,134
Series 2012, RB	5.00%	10/01/2028	50	50,111
Series 2015, Ref. RB	5.00%	07/01/2043	1,585	1,586,182
Series 2016, Ref. RB(e)(j)	5.00%	12/01/2026	1,425	1,454,443
Series 2018 A, RB	5.00%	07/01/2040	4,250	4,465,997
Series 2018 A, Ref. RB	5.00%	08/01/2032	3,935	4,095,730
Series 2018 A, Ref. RB	5.00%	03/15/2045	4,000	4,126,138
Series 2020 A, Ref. RB(g)(j)	4.00%	09/15/2030	5	5,384
Series 2020 A, Ref. RB(g)(j)	4.00%	09/15/2030	5	5,384
Series 2020 A, Ref. RB	4.00%	03/15/2043	11,740	11,765,506
Series 2022, Ref. RB	5.00%	05/01/2038	2,000	2,202,897
Series 2024 A, RB	5.25%	05/01/2037	875	985,186
Series 2024 A, RB	5.25%	05/01/2038	875	976,799
Series 2024 A, RB (INS - AGI)(d)	5.00%	10/01/2038	3,400	3,844,995
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 A, RB	5.25%	05/01/2039	$500	$555,059
Series 2024 A, RB	5.25%	05/01/2040	400	439,768
Series 2024 A, Ref. RB	5.00%	03/15/2044	5,000	5,444,799
Series 2025 A, RB (INS - AGI)(d)	5.00%	10/01/2038	4,000	4,651,294
Series 2025 A, Ref. RB	5.00%	03/15/2043	1,000	1,128,526
Series 2025 A, Ref. RB	5.00%	03/15/2044	5,500	6,107,670
Series 2025 C, Ref. RB	5.00%	03/15/2040	2,125	2,468,327
Series 2025 C, Ref. RB	5.00%	03/15/2041	2,000	2,300,282
Series 2025 C, Ref. RB	5.00%	03/15/2043	5,565	6,227,348
New York (State of) Dormitory Authority (Bidding Group 2); Series 2018 E, Ref. RB	5.00%	03/15/2037	8,000	8,486,169
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2019 A, Ref. RB	4.00%	07/01/2040	650	558,619
Series 2019 A, Ref. RB	5.00%	07/01/2041	700	671,626
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - Jawonio, Inc.); Series 2017 A, RB(e)	4.63%	12/01/2027	435	418,172
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Program - United Cerebral Palsy Associations of New York State, Inc.);
Series 2017 A-1, RB (Acquired 05/23/2017; Cost $965,000)(c)(e)	4.88%	09/01/2027	965	950,312
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $745,000)(c)(e)	4.63%	10/01/2027	745	727,682
New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(d)	5.25%	07/01/2028	2,265	2,335,632
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	8,000	8,014,215
Series 2015 A, Ref. RB	5.00%	07/01/2035	2,395	2,398,972
New York (State of) Dormitory Authority (Maimonides Medical Center);
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2038	200	202,120
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2039	400	403,489
Series 2020, RB (CEP - Federal Housing Administration)	4.00%	02/01/2040	300	302,322
New York (State of) Dormitory Authority (Master Boces Program); Series 2020, RB	4.00%	08/15/2041	2,000	2,012,629
New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2017, Ref. RB	5.00%	07/01/2042	7,030	7,175,561
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2024, RB	5.25%	11/01/2037	3,685	4,160,204
Series 2024, RB	5.25%	11/01/2040	2,000	2,204,975
Series 2024, RB	5.25%	11/01/2041	1,900	2,074,729
New York (State of) Dormitory Authority (New School (The));
Series 2022 A, Ref. RB	5.00%	07/01/2039	750	805,673
Series 2022 A, Ref. RB	5.00%	07/01/2040	1,000	1,068,880
New York (State of) Dormitory Authority (New York University); Series 2017 A, Ref. RB	5.00%	07/01/2043	260	265,361
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2025 A, Ref. RB	5.00%	05/01/2043	3,000	3,237,026
Series 2025, Ref. RB	5.00%	05/01/2042	5,000	5,476,194
New York (State of) Dormitory Authority (Orchard Park CCRC, Inc. Obligated Group);
Series 2025 B-2, RB	3.32%	11/15/2030	1,195	1,202,215
Series 2025 B-3, RB	3.45%	11/15/2031	1,310	1,317,247
New York (State of) Dormitory Authority (Pace University); Series 2024 A, RB	5.25%	05/01/2033	710	810,510
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2039	500	502,765
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	4.00%	07/01/2044	4,000	3,843,799
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute Obligated Group);
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2036	350	412,294
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2037	745	868,292
Series 2025 A, RB (INS - AGI)(d)	5.00%	07/01/2038	1,225	1,417,500
New York (State of) Dormitory Authority (School Districts Revenue Bond Financing Program);
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2026	2,740	2,745,947
Series 2013 A, RB (INS - AGI)(d)	5.00%	10/01/2027	2,485	2,490,335
Series 2013 C, RB	5.00%	10/01/2026	1,665	1,668,085
Series 2013 C, RB	5.00%	10/01/2027	1,885	1,888,777
Series 2013 E, RB (INS - AGI)(d)	5.00%	10/01/2026	3,190	3,196,924
New York (State of) Dormitory Authority (St. John’s University);
Series 2025, Ref. RB	5.00%	07/01/2036	1,650	1,961,554
Series 2025, Ref. RB	5.00%	07/01/2037	1,250	1,472,488
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	5.00%	07/01/2026	$100	$100,222
Series 2021, RB	5.00%	07/01/2027	120	121,134
Series 2021, RB	5.00%	07/01/2028	75	76,276
Series 2021, RB	5.00%	07/01/2029	100	102,369
Series 2021, RB	5.00%	07/01/2030	75	77,073
Series 2021, RB	4.00%	07/01/2035	200	188,248
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2034	1,330	1,306,107
Series 2022, Ref. RB	5.00%	07/01/2036	735	708,123
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group);
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2040	1,250	1,402,275
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2041	1,375	1,525,766
Series 2024, RB (INS - AGI)(d)	5.25%	10/01/2042	1,250	1,372,963
New York (State of) Energy Research & Development Authority (New York State Electric & Gas Corp.); Series 2004 C, Ref. RB	4.00%	04/01/2034	8,000	8,456,235
New York (State of) Energy Research & Development Authority (New Yourk State Electric & Gas Corp.); Series 2005, VRD RB (LOC - Mizuho Bank, Ltd.)(f)(h)	1.60%	05/01/2039	4,900	4,900,000
New York (State of) Housing Finance Agency;
Series 2003, VRD RB (LOC - Freddie Mac)(f)(h)	1.22%	05/01/2035	8,000	8,000,000
Series 2007, RB(a)	5.05%	08/15/2039	870	870,805
Series 2009, VRD RB (LOC - Fannie Mae)(f)(h)	1.60%	05/15/2039	12,910	12,910,000
Series 2020 C, RB (CEP - Federal Housing Administration)	4.10%	11/01/2041	8,950	9,044,617
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 E-2, RB(g)	3.80%	05/01/2027	4,000	4,002,203
Series 2023 E-2, RB(g)	3.88%	05/01/2028	4,380	4,382,728
New York (State of) Housing Finance Agency (Secured Mortgage Program); Series 2001 A, RB(a)	5.60%	08/15/2033	895	896,485
New York (State of) Mortgage Agency; Two Hundred Eighteen Series 2019, Ref. RB(a)	3.60%	04/01/2033	1,795	1,806,296
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 253, RB(a)	4.70%	10/01/2038	1,180	1,238,071
Series 2024-259, RB(a)	4.45%	10/01/2039	3,300	3,423,828
Two Hundred Twenty Third Series 2019, RB	2.15%	04/01/2029	1,010	996,117
New York (State of) Thruway Authority;
Series 2019 B, RB (INS - AGI)(d)	4.00%	01/01/2040	12,690	12,881,274
Series 2026 A, Ref. RB	5.00%	01/01/2043	2,300	2,588,164
Series 2026 A, Ref. RB	5.00%	01/01/2045	1,105	1,213,435
New York (State of) Thruway Authority (Bidding Group 3); Series 2022, Ref. RB	4.00%	03/15/2043	24,500	24,784,599
New York (State of) Thruway Authority (Group 1); Series 2021 O, Ref. RB	4.00%	01/01/2043	5,650	5,679,538
New York City Housing Development Corp.;
Series 1999 E, RB	6.25%	05/01/2036	35	35,081
Series 2014 C-1A, RB	4.15%	11/01/2039	2,880	2,880,502
Series 2014 E, RB	3.40%	11/01/2029	685	685,293
New York City Housing Development Corp. (8 Spruce Street);
Eighth Series 2024, Ref. RB	4.00%	12/15/2031	1,250	1,294,361
Eighth Series 2024, Ref. RB	4.38%	12/15/2031	2,250	2,324,722
Eighth Series 2024, Ref. RB	5.25%	12/15/2031	2,500	2,602,533
New York City Housing Development Corp. (Green Bonds);
Series 2021, RB (CEP - Federal Housing Administration)	2.00%	05/01/2032	135	125,713
Series 2021, RB (CEP - Federal Housing Administration)	2.10%	05/01/2033	195	180,392
Series 2022 F-2A, RB (CEP - Federal Housing Administration)(g)	3.40%	12/22/2026	7,500	7,502,803
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	16,005	16,018,912
Series 2015, Ref. RB	5.00%	11/15/2045	10,250	10,254,426
Series 2016 A, RB	5.00%	11/15/2046	500	502,126
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	150	150,084
Series 2000 A, RB	6.63%	06/01/2042	2,920	2,920,476
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	4,450	4,534,583
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust IV;
Series 2005 A, RB	4.75%	06/01/2026	$425	$425,280
Series 2010 A, RB(e)	6.25%	06/01/2041	8,060	8,016,726
New York Counties Tobacco Trust V; Series 2005 S-1, RB(k)	0.00%	06/01/2038	1,430	667,396
New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	5.63%	06/01/2035	3,230	3,297,915
Series 2016 A, Ref. RB	6.75%	06/01/2035	4,860	4,936,452
Series 2016 A, Ref. RB	6.45%	06/01/2040	2,330	2,336,770
Series 2016 A, Ref. RB	6.00%	06/01/2043	8,180	8,196,719
Series 2016 A-1, Ref. RB	5.75%	06/01/2043	5,130	5,052,334
Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,003,456
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	8,820	8,834,540
New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	15,500	18,594,629
Series 2007, RB	5.50%	10/01/2037	1,070	1,319,292
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(g)	4.25%	09/03/2030	2,000	2,043,352
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds);
Series 2004 C, RB	4.50%	06/15/2030	15	15,023
Series 2017 E, RB	5.00%	06/15/2042	12,375	12,654,707
Series 2018 B, RB	5.00%	06/15/2038	2,755	2,891,070
New York State Urban Development Corp.; Series 2020, Ref. RB	3.00%	03/15/2040	3,435	3,182,615
New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	5,015,492
New York State Urban Development Corp. (State Facilities and Equipment); Series 2004, VRD RB(h)	1.87%	03/15/2033	3,785	3,785,000
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	8,735	8,745,114
Series 2016, Ref. RB(a)	5.00%	08/01/2031	12,800	12,819,941
Series 2020, Ref. RB(a)	5.25%	08/01/2031	6,740	7,056,134
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2034	8,425	8,437,458
Series 2018, RB(a)	5.00%	01/01/2033	1,615	1,669,333
Series 2018, RB(a)	5.00%	01/01/2034	11,870	12,254,173
Series 2018, RB(a)	5.00%	01/01/2036	11,425	11,753,267
Series 2020, RB(a)	5.00%	10/01/2035	5,250	5,572,520
Series 2020, RB(a)	4.38%	10/01/2045	4,450	4,294,221
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2024, RB(a)	5.25%	06/30/2038	6,200	6,845,883
Series 2025, RB (INS - AGI)(a)(d)	5.50%	06/30/2038	1,625	1,863,246
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(a)	5.00%	07/01/2030	1,000	1,001,465
Series 2016 A, RB(a)	4.00%	07/01/2033	4,000	4,000,349
Series 2016 A, RB (INS - AGI)(a)(d)	4.00%	07/01/2036	5,000	5,000,217
Series 2016 A, RB(a)	5.00%	07/01/2041	9,850	9,859,334
Series 2016 A, RB(a)	5.00%	07/01/2046	11,305	11,309,489
Series 2016 A, RB(a)	5.25%	01/01/2050	110	110,039
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2031	8,805	8,806,249
Series 2016, RB (INS - AGI)(a)(d)	4.00%	07/01/2037	11,875	11,875,457
Series 2016, RB (INS - AGI)(a)(d)	5.00%	07/01/2046	150	150,074
Series 2023, RB(a)	5.63%	04/01/2040	2,260	2,419,953
New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	613,875
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(a)	5.00%	12/01/2037	2,310	2,507,931
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2034	$900	$970,273
Series 2020 A, Ref. RB(a)	5.00%	12/01/2036	900	960,733
Series 2020, Ref. RB(a)	5.00%	12/01/2031	1,200	1,314,874
Series 2020, Ref. RB	5.00%	12/01/2037	1,000	1,080,964
Series 2022, RB(a)	5.00%	12/01/2038	8,670	9,360,087
Series 2022, RB(a)	5.00%	12/01/2039	1,330	1,428,356
Series 2022, RB(a)	4.00%	12/01/2042	5,000	4,897,952
Newburgh (City of), NY Industrial Development Agency (Bourne & Kenney Redevelopment Co. LLC); Series 1999 A, RB(a)	5.75%	02/01/2032	1,525	1,530,798
Niagara Falls (City of), NY; Series 2016, Ref. GO Bonds (INS - BAM)(d)	5.00%	05/15/2029	665	668,658
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2028	1,000	1,001,473
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	726,070
Series 2014, Ref. RB(a)	5.00%	04/01/2026	1,000	1,001,514
Series 2019, Ref. RB(a)	5.00%	04/01/2033	725	764,287
Series 2019, Ref. RB(a)	5.00%	04/01/2035	1,780	1,867,636
Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	781,538
Niagara Tobacco Asset Securitization Corp.; Series 2014, Ref. RB	4.00%	05/15/2029	1,115	1,107,996
Oneida County Local Development Corp. (Utica College); Series 2019, Ref. RB	5.00%	07/01/2026	755	758,320
Onondaga (County of), NY Resource Recovery Agency;
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2029	780	801,989
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2030	275	282,598
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2031	350	359,515
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2032	455	467,191
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2033	475	487,341
Series 2019, RB (INS - AGI)(a)(d)	5.00%	05/01/2034	500	513,200
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2027	450	461,237
Series 2017, Ref. RB	5.00%	05/01/2028	600	614,874
Series 2017, Ref. RB	5.00%	05/01/2029	450	461,057
Series 2017, Ref. RB	5.00%	05/01/2030	835	855,146
Series 2017, Ref. RB	5.00%	05/01/2032	600	613,284
Series 2017, Ref. RB	5.00%	05/01/2033	1,580	1,613,159
Series 2017, Ref. RB	5.00%	05/01/2034	1,040	1,060,582
Poughkeepsie (City of), NY; Series 2019, Ref. GO Bonds	5.00%	06/01/2031	1,200	1,205,595
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2028	125	125,083
Rockland (County of), NY Solid Waste Management Authority (Green Bonds); Series 2021 A, RB(a)	5.00%	12/15/2030	585	640,220
Saratoga County Capital Resource Corp. (Skidmore College); Series 2018, RB	5.00%	07/01/2048	4,515	4,610,145
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2037	450	531,045
Schenectady County Capital Resource Corp. (Union College); Series 2017, Ref. RB	5.00%	01/01/2040	1,000	1,013,677
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2017, Ref. RB	5.00%	09/01/2031	690	696,290
Series 2021 A, Ref. RB	5.00%	09/01/2029	165	172,309
Series 2021 A, Ref. RB	5.00%	09/01/2031	90	95,689
Series 2021 A, Ref. RB	5.00%	09/01/2031	225	239,224
Series 2021 A, Ref. RB	5.00%	09/01/2032	190	201,379
Series 2021 A, Ref. RB	5.00%	09/01/2033	200	210,699
Series 2021 A, Ref. RB	5.00%	09/01/2034	460	482,736
Series 2021 A, Ref. RB	5.00%	09/01/2034	200	209,885
Series 2021 A, Ref. RB	5.00%	09/01/2035	225	234,949
Series 2021 A, Ref. RB	5.00%	09/01/2036	200	207,638
Series 2021 A, Ref. RB	5.00%	09/01/2036	225	233,593
Series 2021 A, Ref. RB	5.00%	09/01/2037	250	258,094
Series 2021 A, Ref. RB	5.00%	09/01/2038	200	205,472
Series 2021 A, Ref. RB	5.00%	09/01/2039	275	281,284
Series 2021 A, Ref. RB	5.00%	09/01/2039	200	204,570
Series 2021 A, Ref. RB	5.00%	09/01/2041	50	50,206
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2012, RB	5.00%	07/01/2043	$9,200	$9,205,840
Series 2016 A, Ref. RB	5.00%	07/01/2030	785	790,982
Series 2016 A, Ref. RB	5.00%	07/01/2031	450	453,253
State of New York Mortgage Agency Homeowner Mortgage Revenue; Series 2025-270, VRD RB(h)	1.75%	10/01/2055	5,000	5,000,000
Suffern (Village of), NY; Series 2016, GO Bonds	5.00%	03/15/2026	475	475,437
Suffolk (County of), NY Water Authority; Series 2018 A, RB	4.00%	06/01/2041	3,500	3,545,731
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	135	135,154
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	5.00%	12/01/2034	8,000	8,334,938
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-1, RB(e)	4.85%	11/01/2031	4,790	4,836,909
Series 2016 B-1, RB(e)	4.85%	11/01/2031	1,235	1,247,095
Series 2016 C-1, RB(e)	4.85%	11/01/2031	1,205	1,216,801
Series 2016 D-1, RB(e)	4.85%	11/01/2031	795	802,786
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB(e)(h)	2.00%	05/15/2032	14,100	14,100,000
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2041	9,000	9,023,627
Series 2016 A, Ref. RB	5.00%	11/15/2046	6,000	6,010,962
Series 2017 A, RB	5.00%	11/15/2038	1,315	1,351,875
Series 2017 B, Ref. RB	5.00%	11/15/2036	5,000	5,151,205
Series 2024 A-1, RB	5.00%	11/15/2040	3,000	3,390,450
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute);
Series 2020 A, Ref. RB	5.00%	09/01/2037	6,500	6,981,676
Series 2020, Ref. RB	5.00%	09/01/2035	5,500	5,964,656
Series 2020, Ref. RB	5.00%	09/01/2039	1,000	1,062,744
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	4,680	4,351,365
Series 2017 A, Ref. RB	5.00%	06/01/2030	6,275	6,420,547
Series 2017 A, Ref. RB	5.00%	06/01/2031	5,000	5,110,375
Series 2017 A, Ref. RB	5.00%	06/01/2032	5,000	5,095,989
Series 2017 A, Ref. RB	5.00%	06/01/2033	5,000	5,093,276
Series 2017 A, Ref. RB	5.00%	06/01/2041	5,450	5,487,579
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining);
Series 2025 A-1, RB(e)	6.20%	12/01/2042	2,000	2,049,609
Series 2025 A-2, RB(e)	6.00%	06/01/2028	10,000	10,135,086
Westchester County Local Development Corp.; Series 2026, RB(e)	6.00%	12/01/2045	700	723,002
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2027	90	91,226
Series 2022, Ref. RB	5.00%	01/01/2037	525	553,848
Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2036	2,765	2,902,226
Series 2021, Ref. RB(e)	5.00%	07/01/2041	300	307,914
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.); Series 2021, Ref. RB(e)	5.00%	07/01/2046	615	600,829
Westchester County Local Development Corp. (Sarah Lawrence College); Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,192,027
Westchester County Local Development Corp. (Westchester County Health Care Corp.); Series 2025, RB	6.50%	11/01/2030	4,350	4,625,899
Western Regional Off-Track Betting Corp.;
Series 2021, Ref. RB(e)	3.00%	12/01/2026	550	547,761
Series 2021, Ref. RB(e)	4.13%	12/01/2041	1,140	1,092,976
Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(d)	5.00%	11/15/2040	1,680	1,865,446
Series 2026 A, GO Bonds (INS - AGI)(d)	5.00%	02/01/2043	1,000	1,100,105
Series 2026 A, GO Bonds (INS - AGI)(d)	4.13%	02/01/2045	1,495	1,501,841
Series 2026 A, GO Bonds (INS - AGI)(d)	4.13%	02/01/2046	1,000	996,240
Yonkers Economic Development Corp. (Charter School Education Excellence); Series 2019 A, RB	4.00%	10/15/2029	165	165,746
				1,364,535,658
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® Limited Term New York Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–5.80%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$26,425	$26,858,645
Series 2002, RB	5.63%	05/15/2043	800	812,269
PRCCDA Custodial Trust; Series A(k)	0.00%	03/15/2049	103	20,702
PRHTA Custodial Trust; Series 2023 A-1, RB(b)	5.25%	12/06/2049	29	8,127
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(k)	0.00%	07/01/2033	9,941	7,361,065
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,539	2,598,887
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	794	848,708
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	772	857,278
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	1,524	1,560,396
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	658	668,860
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	1,374	1,377,208
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	3,000	2,912,038
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	4,000	3,611,398
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	2,932	2,871,236
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 02/07/2002-03/25/2024; Cost $1,799,819)(c)	6.63%	01/01/2027	1,665	1,664,320
Series 2023 A, RB (Acquired 02/07/2002-06/07/2011; Cost $14,401,219)(c)	6.63%	01/01/2028	12,696	12,719,665
Puerto Rico (Commonwealth of) Municipal Finance Agency; Series 2002 A, RB (INS - AGI)(d)	5.00%	08/01/2027	515	516,535
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(k)	0.00%	07/01/2027	4,240	4,071,697
Series 2018 A-1, RB(k)	0.00%	07/01/2031	10,000	8,418,042
Series 2018 A-1, RB(k)	0.00%	07/01/2033	665	517,110
Series 2018 A-1, RB(k)	0.00%	07/01/2046	2,073	745,680
Series 2018 A-1, RB(k)	0.00%	07/01/2051	1	263
Series 2018 A-1, RB	4.75%	07/01/2053	1,809	1,763,997
Series 2019 A-2, RB	4.33%	07/01/2040	2,176	2,180,501
Series 2019 A-2, RB	4.54%	07/01/2053	75	70,371
Series 2019 A-2, RB	4.78%	07/01/2058	1,004	972,788
University of Puerto Rico; Series 2006 Q, RB (Acquired 02/07/2007; Cost $300,000)(c)	5.00%	06/01/2030	300	299,912
				86,307,698
Northern Mariana Islands–0.20%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	2,985	2,985,002
Virgin Islands–0.13%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2026	1,715	1,720,373
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2027	50	50,159
Series 2006, RN (INS - NATL)(d)	5.00%	10/01/2028	280	280,898
				2,051,430
Guam–0.02%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.00%	07/01/2036	240	273,001
Total Municipal Obligations (Cost $1,441,048,909)				1,456,152,789
			Shares
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(l)			294,299	0
TOTAL INVESTMENTS IN SECURITIES(m)–97.84% (Cost $1,441,048,909)				1,456,152,789
OTHER ASSETS LESS LIABILITIES–2.16%				32,084,675
NET ASSETS–100.00%				$1,488,237,464
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® Limited Term New York Municipal Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
CPI	– Consumer Price Index
FGIC	– Financial Guaranty Insurance Company
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $133,022, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at February 28, 2026 was $16,486,786, which represented 1.11% of the Fund’s Net Assets.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $116,663,461, which represented 7.84% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2026.
(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)	Zero coupon bond issued at a discount.
(l)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.67%
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $1,441,048,909)	$1,456,152,789
Cash	12,737,614
Receivable for:
Investments sold	2,810,000
Fund shares sold	769,665
Interest	16,881,480
Investments matured, at value (Cost $2,817,900)	1,880,948
Investment for trustee deferred compensation and retirement plans	248,139
Other assets	262,094
Total assets	1,491,742,729
Liabilities:
Payable for:
Investments purchased	695,919
Dividends	1,683,284
Fund shares reacquired	197,726
Accrued fees to affiliates	428,172
Accrued interest expense	15,705
Accrued trustees’ and officers’ fees and benefits	3,226
Accrued other operating expenses	104,044
Trustee deferred compensation and retirement plans	377,189
Total liabilities	3,505,265
Net assets applicable to shares outstanding	$1,488,237,464
Net assets consist of:
Shares of beneficial interest	$2,076,337,780
Distributable earnings (loss)	(588,100,316)
$1,488,237,464
Net Assets:
Class A	$1,083,580,788
Class C	$37,272,188
Class Y	$362,169,764
Class R6	$5,214,724
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	382,149,643
Class C	13,218,150
Class Y	127,778,660
Class R6	1,837,498
Class A:
Net asset value per share	$2.84
Maximum offering price per share (Net asset value of $2.84 ÷ 97.50%)	$2.91
Class C:
Net asset value and offering price per share	$2.82
Class Y:
Net asset value and offering price per share	$2.83
Class R6:
Net asset value and offering price per share	$2.84
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$58,583,853
Expenses:
Advisory fees	5,722,729
Administrative services fees	203,825
Custodian fees	9,869
Distribution fees:
Class A	2,636,350
Class C	390,890
Interest, facilities and maintenance fees	400,362
Transfer agent fees — A, C and Y	930,169
Transfer agent fees — R6	638
Trustees’ and officers’ fees and benefits	52,278
Registration and filing fees	65,167
Reports to shareholders	48,716
Professional services fees	114,962
Other	21,580
Total expenses	10,597,535
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(7,076)
Net expenses	10,590,459
Net investment income	47,993,394
Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(984,437))	(5,240,279)
Change in net unrealized appreciation of unaffiliated investment securities	21,575,541
Net realized and unrealized gain	16,335,262
Net increase in net assets resulting from operations	$64,328,656
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Rochester® Limited Term New York Municipal Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$47,993,394	$46,965,769
Net realized gain (loss)	(5,240,279)	(9,883,090)
Change in net unrealized appreciation	21,575,541	16,927,400
Net increase in net assets resulting from operations	64,328,656	54,010,079
Distributions to shareholders from distributable earnings:
Class A	(37,792,331)	(37,184,122)
Class C	(1,090,602)	(1,247,700)
Class Y	(12,478,832)	(11,151,827)
Class R6	(163,935)	(100,239)
Total distributions from distributable earnings	(51,525,700)	(49,683,888)
Share transactions–net:
Class A	(25,334,231)	(72,098,808)
Class C	(6,512,815)	(10,838,719)
Class Y	36,957,971	(3,652,481)
Class R6	1,153,079	3,156,324
Net increase (decrease) in net assets resulting from share transactions	6,264,004	(83,433,684)
Net increase (decrease) in net assets	19,066,960	(79,107,493)
Net assets:
Beginning of year	1,469,170,504	1,548,277,997
End of year	$1,488,237,464	$1,469,170,504
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Rochester® Limited Term New York Municipal Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$2.81	$0.09	$0.04	$0.13	$(0.10)	$2.84	4.70%	$1,083,581	0.77%	0.77%	0.74%	3.30%	31%
Year ended 02/28/25	2.80	0.09	0.01	0.10	(0.09)	2.81	3.74	1,099,709	0.83	0.83	0.76	3.13	26
Year ended 02/29/24	2.78	0.08	0.03	0.11	(0.09)	2.80	3.94	1,168,493	0.90	0.90	0.76	2.91	21
Year ended 02/28/23	2.98	0.07	(0.19)	(0.12)	(0.08)	2.78	(4.16)	1,287,117	0.91	0.91	0.75	2.65	60
Year ended 02/28/22	3.04	0.06	(0.04)	0.02	(0.08)	2.98	0.74	1,491,165	0.78	0.78	0.74	2.01	12
Class C
Year ended 02/28/26	2.79	0.07	0.04	0.11	(0.08)	2.82	3.93	37,272	1.52	1.52	1.49	2.55	31
Year ended 02/28/25	2.78	0.07	0.01	0.08	(0.07)	2.79	2.97	43,549	1.58	1.58	1.51	2.38	26
Year ended 02/29/24	2.76	0.06	0.03	0.09	(0.07)	2.78	3.17	54,229	1.65	1.65	1.51	2.16	21
Year ended 02/28/23	2.97	0.05	(0.21)	(0.16)	(0.05)	2.76	(5.26)	70,720	1.66	1.66	1.50	1.90	60
Year ended 02/28/22	3.02	0.04	(0.03)	0.01	(0.06)	2.97	0.31	90,290	1.53	1.53	1.49	1.26	12
Class Y
Year ended 02/28/26	2.81	0.10	0.03	0.13	(0.11)	2.83	4.61	362,170	0.52	0.52	0.49	3.55	31
Year ended 02/28/25	2.80	0.09	0.02	0.11	(0.10)	2.81	4.00	321,897	0.58	0.58	0.51	3.38	26
Year ended 02/29/24	2.78	0.09	0.02	0.11	(0.09)	2.80	4.21	324,713	0.65	0.65	0.51	3.16	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.24)	333,027	0.66	0.66	0.50	2.90	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.33	339,209	0.53	0.53	0.49	2.26	12
Class R6
Year ended 02/28/26	2.81	0.10	0.04	0.14	(0.11)	2.84	5.02	5,215	0.48	0.48	0.45	3.59	31
Year ended 02/28/25	2.80	0.10	0.01	0.11	(0.10)	2.81	4.05	4,015	0.52	0.52	0.45	3.44	26
Year ended 02/29/24	2.78	0.09	0.03	0.12	(0.10)	2.80	4.26	843	0.59	0.59	0.45	3.22	21
Year ended 02/28/23	2.99	0.08	(0.21)	(0.13)	(0.08)	2.78	(4.20)	744	0.60	0.60	0.44	2.96	60
Year ended 02/28/22	3.04	0.07	(0.03)	0.04	(0.09)	2.99	1.36	357	0.50	0.50	0.46	2.29	12

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Rochester® Limited Term New York Municipal Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Rochester® Limited Term New York Municipal Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes.  Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks.  In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique.  When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are
18
Invesco Rochester® Limited Term New York Municipal Fund

generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Other Risks - Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
19
Invesco Rochester® Limited Term New York Municipal Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $100 million	0.500%
Next $150 million	0.450%
Next $1.75 billion	0.400%
Next $3 billion	0.390%
Next $5 billion	0.380%
Over $10 billion	0.370%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.40%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $15,138 in front-end sales commissions from the sale of Class A shares and $43,483 and $4,361 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s
20
Invesco Rochester® Limited Term New York Municipal Fund

assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,456,152,789	$—	$1,456,152,789
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	1,456,152,789	0	1,456,152,789
Other Investments - Assets
Investments Matured	—	1,880,948	—	1,880,948
Total Investments	$—	$1,458,033,737	$0	$1,458,033,737
NOTE 4—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $142,932,710 and securities sales of $28,058,851, which resulted in net realized gains (losses) of $(984,437).
NOTE 5—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,076.
NOTE 6—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 7—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $56,044 with an average interest rate of 4.52%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
NOTE 8—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$578,741	$1,063,666
Ordinary income-tax-exempt	50,946,959	48,620,222
Total distributions	$51,525,700	$49,683,888

*	Includes short-term capital gain distributions, if any.

21
Invesco Rochester® Limited Term New York Municipal Fund

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$20,315,220
Net unrealized appreciation — investments	14,783,158
Temporary book/tax differences	(358,913)
Capital loss carryforward	(622,839,781)
Shares of beneficial interest	2,076,337,780
Total net assets	$1,488,237,464
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$53,369,651	$569,470,130	$622,839,781
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 9—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $425,669,631 and $511,790,793, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$29,865,649
Aggregate unrealized (depreciation) of investments	(15,082,491)
Net unrealized appreciation of investments	$14,783,158
Cost of investments for tax purposes is $1,443,250,579.
NOTE 10—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts, defaulted bonds and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was increased by $905,117 and undistributed net realized gain (loss) was decreased by $905,117. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 11—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	54,838,254	$152,633,929	38,615,440	$108,412,380
Class C	3,972,477	11,010,126	2,306,445	6,424,564
Class Y	54,252,606	150,752,885	33,565,552	94,119,478
Class R6	574,062	1,605,760	1,275,621	3,572,872
Issued as reinvestment of dividends:
Class A	8,755,584	24,337,774	8,389,570	23,511,351
Class C	294,249	813,637	323,998	902,535
Class Y	2,964,848	8,242,245	2,531,932	7,096,029
Class R6	24,771	68,962	24,052	67,548
Automatic conversion of Class C shares to Class A shares:
Class A	2,077,723	5,751,952	2,418,307	6,779,409
Class C	(2,089,434)	(5,751,952)	(2,435,521)	(6,779,409)
22
Invesco Rochester® Limited Term New York Municipal Fund

Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Reacquired:
Class A	(74,860,470)	$(208,057,886)	(75,149,788)	$(210,801,948)
Class C	(4,544,879)	(12,584,626)	(4,082,222)	(11,386,409)
Class Y	(44,015,110)	(122,037,159)	(37,427,380)	(104,867,988)
Class R6	(189,187)	(521,643)	(172,277)	(484,096)
Net increase (decrease) in share activity	2,055,494	$6,264,004	(29,816,271)	$(83,433,684)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 64% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

23
Invesco Rochester® Limited Term New York Municipal Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Rochester Limited Term New York Municipal Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rochester Limited Term New York Municipal Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, agent bank and broker; when replies were not received from the agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
24
Invesco Rochester® Limited Term New York Municipal Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	98.88%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
25
Invesco Rochester® Limited Term New York Municipal Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
26
Invesco Rochester® Limited Term New York Municipal Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROLTNYM-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Rochester® Municipal Opportunities Fund
Nasdaq:
A: ORNAX ■ C: ORNCX ■ Y: ORNYX ■ R5: IORHX ■ R6: IORYX

2	Schedule of Investments
41	Financial Statements
45	Financial Highlights
46	Notes to Financial Statements
53	Report of Independent Registered Public Accounting Firm
54	Tax Information
55	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–109.88%
Alabama–2.03%
Black Belt Energy Gas District (Gas); Series 2025 C, RB(a)(b)	5.50%	08/01/2034	$15,200	$16,631,056
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB(c)	5.75%	10/01/2049	16,000	16,232,954
Jefferson (County of), AL; Series 2024, Ref. Revenue Wts.	5.50%	10/01/2053	10,000	10,609,815
Mobile (City of), AL Improvement District (McGowin Park);
Series 2016 A, RB	5.25%	08/01/2030	460	462,707
Series 2016 A, RB	5.50%	08/01/2035	1,300	1,306,994
Mobile (County of), AL (Gomessa); Series 2020, Revenue Wts.(a)	4.00%	11/01/2045	2,245	2,126,081
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC);
Series 2024, RB(c)	5.00%	06/01/2054	28,660	28,450,467
Series 2024, RB(c)	4.75%	12/01/2054	44,310	42,463,917
Southeast Energy Authority, A Cooperative District (No. 2); Series 2021 B, RB(b)	4.00%	12/01/2031	15,835	16,570,708
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(a)	5.25%	05/01/2044	45,365	45,971,221
				180,825,920
Alaska–0.12%
Anchorage (City of), AK Municipality; Series 2024 A, RB (INS - AGI)(c)(d)	4.38%	02/01/2065	11,500	10,509,459
Arizona–2.13%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2018 B, RB(a)	5.50%	07/01/2038	1,165	1,174,206
Series 2018 B, RB(a)	5.63%	07/01/2048	2,250	2,252,587
Series 2018 B, RB(a)	5.75%	07/01/2053	3,500	3,505,406
Arizona (State of) Industrial Development Authority (ACCEL Schools);
Series 2018 A, RB(a)	5.13%	08/01/2038	2,515	2,497,761
Series 2018 A, RB(a)	5.25%	08/01/2048	3,945	3,449,085
Arizona (State of) Industrial Development Authority (Franklin Phonetic Charter School);
Series 2017, Ref. RB(a)	5.50%	07/01/2037	580	583,000
Series 2017, Ref. RB(a)	5.75%	07/01/2047	680	663,617
Series 2017, Ref. RB(a)	5.88%	07/01/2052	645	622,468
Arizona (State of) Industrial Development Authority (Leman Academy-Parker Colorado); Series 2019, RB(a)	5.00%	07/01/2054	3,000	2,761,729
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project);
Series 2018 A, RB(a)	5.25%	12/15/2038	1,470	1,478,669
Series 2018 A, RB(a)	5.50%	12/15/2048	2,260	2,259,959
Cadence Community Facilities District (Assessment District No. 1); Series 2019, RB	4.50%	07/01/2043	445	425,439
East San Luis (City of), AZ Community Facilities District (Assessment Area One); Series 2007, RB	6.38%	01/01/2028	175	169,446
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus); Series 2017, Ref. RB	5.00%	11/15/2045	3,100	2,373,789
La Paz (County of), AZ Industrial Development Authority (Kilgore); Series 2025, RB(a)(e)	0.00%	12/15/2034	8,900	4,965,051
Maricopa (County of), AZ Industrial Development Authority (Valley Christian Schools);
Series 2023, RB(a)	6.00%	07/01/2043	1,885	1,912,876
Series 2023, RB(a)	6.25%	07/01/2053	1,900	1,883,527
Series 2023, RB(a)	6.38%	07/01/2058	2,500	2,487,671
Merrill Ranch Community Facilities District No. 2; Series 2016, GO Bonds	5.25%	07/15/2040	810	815,376
Merrill Ranch Community Facilities District No. 2 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	326	326,192
Phoenix (City of), AZ Industrial Development Authority (The) (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	1,365	1,365,252
Phoenix (City of), AZ Industrial Development Authority (The) (Freedom Academy, Inc.); Series 2016, RB(a)	5.50%	07/01/2046	4,135	3,827,782
Phoenix (City of), AZ Industrial Development Authority (The) (Gourmet Boutique West LLC); Series 2007 B, IDR(c)	5.88%	11/01/2037	2,140	1,889,424
Phoenix (City of), AZ Industrial Development Authority (The) (Overland Crossing); Series 2022, RB(a)	9.50%	04/01/2052	7,900	7,079,781
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(a)	5.50%	09/01/2046	2,400	2,273,103
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2015, RB(a)	6.00%	07/01/2035	$1,025	$1,025,769
Series 2015, RB(a)	6.13%	07/01/2045	3,310	3,310,089
Series 2019, RB	5.13%	07/01/2039	650	636,491
Series 2019, RB	5.25%	07/01/2049	810	722,537
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy); Series 2015, Ref. RB(a)	5.63%	06/15/2045	2,250	2,250,060
Pima (County of), AZ Industrial Development Authority (The) (Baren Academy Project Refunding); Series 2021, RB(a)	5.00%	07/01/2056	4,285	3,413,940
Pima (County of), AZ Industrial Development Authority (The) (LA Posada at Pusch Ridge);
Series 2022, RB(a)	6.88%	11/15/2052	7,500	8,019,712
Series 2022, RB(a)	7.00%	11/15/2057	3,975	4,259,613
Pima (County of), AZ Industrial Development Authority (The) (Milestones Charter School Refunding); Series 2017 A, Ref. RB(a)	6.50%	11/01/2047	5,530	5,457,599
Pima (County of), AZ Industrial Development Authority (The) (P.L.C. Charter Schools);
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $3,317,988)(a)(f)	6.00%	12/01/2036	3,315	3,344,456
Series 2016, Ref. RB (Acquired 12/02/2016; Cost $6,310,000)(a)(f)	6.00%	12/01/2046	6,310	6,325,127
Pinal (County of), AZ Industrial Development Authority (Green Bonds);
Series 2021 B, RB(c)(g)	5.50%	10/01/2033	5,853	6,228,683
Series 2021 C, RB(a)(c)	5.50%	10/01/2033	22,616	24,067,640
Pinal (County of), AZ Industrial Development Authority (San Manuel Facility); Series 2006, RB(c)	6.25%	06/01/2026	100	100,170
Show Low Bluff Community Facilities District (Assessment Area One); Series 2007, RB(a)	5.60%	07/01/2031	131	131,227
Sierra (City of), AZ Vista Industrial Development Authority (American Leadership Academy Project);
Series 2023, RB(a)	5.50%	06/15/2047	11,245	11,013,224
Series 2023, RB(a)	5.75%	06/15/2053	5,000	4,921,286
Series 2023, RB(a)	5.75%	06/15/2058	15,000	14,653,233
Series 2024, RB(a)	5.00%	06/15/2044	1,330	1,258,628
Series 2024, RB(a)	5.00%	06/15/2054	4,735	4,170,066
Series 2024, RB(a)	5.00%	06/15/2059	715	618,788
Series 2024, RB(a)	5.00%	06/15/2064	15,525	13,244,919
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy);
Series 2025, RB	6.25%	06/15/2050	4,300	4,360,671
Series 2025, RB	6.50%	06/15/2055	3,850	3,940,882
Southside Community Facilities District No. 1; Series 2008, RB(h)	7.25%	07/01/2032	506	473,755
Tempe (City of), AZ Industrial Development Authority (Accel); Series 2022 A, RB(a)	6.50%	08/01/2048	3,640	3,647,400
Tempe (City of), AZ Industrial Development Authority (Friendship Village);
Series 2025, RB	5.63%	12/01/2055	1,155	1,188,716
Series 2025, RB	5.63%	12/01/2060	3,775	3,866,970
				189,694,847
Arkansas–0.31%
Arkansas (State of) Development Finance Authority (Big River Steel) (Green Bonds); Series 2020, RB(a)(c)	4.75%	09/01/2049	13,000	13,283,408
Arkansas (State of) Development Finance Authority (Green Bonds); Series 2022, RB(c)	5.45%	09/01/2052	10,000	10,084,894
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(h)	6.25%	02/01/2038	3,930	3,930,000
				27,298,302
California–11.18%
Alameda (City of), CA Corridor Transportation Authority; Series 2022 C, RB (INS - AGI)(d)(g)	5.45%	10/01/2052	12,845	7,637,543
Blythe (City of), CA Redevelopment Agency Successor Agency (Project No. 1); Series 2000 A, RB	6.20%	05/01/2031	105	105,263
California (State of) County Tobacco Securitization Agency;
Series 2006 A, RB(e)	0.00%	06/01/2050	520,920	119,632,039
Series 2006 B, RB(e)	0.00%	06/01/2050	107,400	19,876,615
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	6.00%	06/01/2042	16,345	16,469,539
Series 2006 C, RB(e)	0.00%	06/01/2055	212,950	21,534,931
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	6.13%	06/01/2038	$5,000	$5,007,029
Series 2006 A, RB(e)	0.00%	06/01/2046	127,310	34,998,652
Series 2006 B, RB(e)	0.00%	06/01/2046	33,920	9,020,088
Series 2006 C, RB(e)	0.00%	06/01/2055	215,100	24,760,096
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 B-2, Ref. RB(e)	0.00%	06/01/2055	15,195	2,953,246
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	1,770	1,772,212
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(a)(b)(c)	12.00%	11/02/2026	81,425	43,969,500
California (State of) Infrastructure & Economic Development Bank (WFCS Portfolio Program); Series 2021 A-1, RB(a)	5.00%	01/01/2056	4,200	3,683,414
California (State of) Infrastructure & Economic Development Bank (Wonderful Foundations Charter School Portfolio); Series 2020, RB(a)	5.00%	01/01/2055	5,200	4,609,637
California (State of) Municipal Finance Authority;
Series 2025 A-1, RB	3.44%	02/20/2041	19,093	18,510,093
Series 2026 A-1, RB	4.05%	07/20/2041	7,850	7,946,761
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(c)	5.00%	12/31/2047	11,095	11,155,727
California (State of) Municipal Finance Authority (Westside Neighborhood School); Series 2024, RB(a)	6.38%	06/15/2064	2,250	2,379,213
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 05/25/2017; Cost $5,914,802)(a)(c)(f)(i)	7.50%	07/01/2032	6,075	68,344
Series 2017, RB (Acquired 05/25/2017-07/17/2018; Cost $15,389,964)(a)(c)(f)(i)	8.00%	07/01/2039	14,995	168,694
Series 2020, RB (Acquired 10/06/2020; Cost $2,531,287)(a)(c)(f)(i)	7.50%	07/01/2032	2,650	29,813
California (State of) Pollution Control Financing Authority (Plant Bonds); Series 2012, RB(a)(c)	5.00%	11/21/2045	16,050	16,070,791
California (State of) Public Finance Authority (Kendal at Ventura); Series 2023 A-C, RB(a)	10.00%	05/15/2028	3,000	4,072,358
California (State of) Public Finance Authority (Sunrise of Long Beach); Series 2025, RB(a)	6.63%	06/01/2065	9,500	9,911,743
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(a)(b)(j)	6.50%	07/01/2027	2,515	2,646,749
Series 2017, RB(a)	6.50%	07/01/2050	1,865	1,877,324
California (State of) School Finance Authority (Grimmway Schools Obligated Group); Series 2016 A, RB(a)	5.25%	07/01/2051	5,945	5,944,093
California (State of) School Finance Authority (Kepler Neighborhood School);
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(a)	5.00%	05/01/2027	175	176,063
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(a)	5.75%	05/01/2037	900	909,836
Series 2017 A, RB (CEP - Colorado Higher Education Intercept Program)(a)	5.88%	05/01/2047	1,230	1,233,536
California (State of) School Finance Authority (Rocketship Education);
Series 2017 A, RB(a)	5.13%	06/01/2047	595	577,033
Series 2017 A, RB(a)	5.25%	06/01/2052	665	635,542
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(a)	5.25%	07/01/2052	1,450	1,451,047
California (State of) Statewide Communities Development Authority (Yucaipa Valley Water Reservoir); Series 2014, RB	6.00%	09/02/2044	6,675	6,677,345
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,730	1,766,583
Series 2002 B, RB	6.00%	05/01/2043	12,035	12,063,291
California Educational Facilities Authority; Series 2025, RB(k)(l)	5.00%	10/01/2055	17,100	18,171,799
Fresno Unified School District; Series 2016 B, Ref. GO Bonds(e)	0.00%	08/01/2042	7,780	3,885,190
Golden State Tobacco Securitization Corp.; Series 2021 B-2, Ref. RB(e)	0.00%	06/01/2066	160,000	17,125,392
Lathrop (City of), CA (Community Facilities District No. 03-2); Series 2003, RB	7.00%	09/01/2033	715	717,188
Los Angeles (City of), CA Department of Airports;
Series 2017 A, RB(c)	5.00%	05/15/2047	25,205	25,391,630
Series 2020 C, RB(c)	4.00%	05/15/2050	10,500	9,591,652
Series 2022 A, RB(c)	4.00%	05/15/2049	18,575	17,147,173
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2018, Ref. RB(c)	5.00%	05/15/2048	30,000	30,506,796
Series 2022, RB(c)	4.00%	05/15/2047	10,250	9,653,080
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles County Public Works Financing Authority;
Series 2025, RB(l)	5.25%	12/01/2050	$12,280	$13,398,706
Series 2025, RB(l)	5.25%	12/01/2054	4,555	4,924,619
Morongo Band of Mission Indians (The); Series 2018 A, RB(a)	5.00%	10/01/2042	4,500	4,593,093
Municipal Improvement Corp. of Los Angeles; Series 2025, RB(l)	5.50%	05/01/2055	20,250	22,346,894
Placer (County of), CA (Placer Corporate Center Assessment District No. 1); Series 2000, RB	6.50%	09/02/2030	45	45,425
San Diego (City of), CA;
Series 2025, RB(c)(k)(l)	5.00%	07/01/2048	5,000	5,193,486
Series 2025, RB(c)(k)(l)	5.00%	07/01/2053	15,000	15,367,325
Series 2025, RB(c)(k)(l)	5.25%	07/01/2058	20,000	20,811,866
San Diego (County of), CA Regional Airport Authority;
Series 2021 B, RB(c)	4.00%	07/01/2046	8,040	7,587,960
Series 2021 B, RB(c)	4.00%	07/01/2051	6,960	6,328,800
Series 2021 B, RB (INS - AGI)(c)(d)	4.00%	07/01/2051	16,750	15,371,748
Series 2021 B, RB(c)	5.00%	07/01/2056	5,180	5,244,760
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Second Series 2025 A, RB(c)(k)(l)	5.50%	05/01/2055	23,000	24,767,024
Series 2019 E, RB(c)	4.00%	05/01/2050	13,845	12,743,330
Series 2025, RB(c)(k)(l)	5.00%	05/01/2049	90,485	91,882,948
San Francisco (City & County of), CA Public Utilities Commission; Series 2025 D, RB(l)	5.00%	11/01/2055	10,955	11,709,131
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB(e)	0.00%	06/01/2036	60,785	34,431,031
Series 2007 A, RB(e)	0.00%	06/01/2047	58,990	14,720,123
Series 2007 B, RB(e)	0.00%	06/01/2047	13,505	3,369,982
Series 2007 C, RB(e)	0.00%	06/01/2056	61,600	6,303,996
State of California; Series 2025, GO Bonds(l)	5.25%	09/01/2053	20,000	21,616,900
Stockton Unified School District (Election of 2008);
Series 2011 D, GO Bonds (INS - AGI)(d)(e)	0.00%	08/01/2037	6,245	4,366,259
Series 2011 D, GO Bonds (INS - AGI)(d)(e)	0.00%	08/01/2038	12,115	8,086,439
Series 2011 D, GO Bonds (INS - AGI)(d)(e)	0.00%	08/01/2041	14,735	8,477,365
Series 2011 D, GO Bonds (INS - AGI)(d)(e)	0.00%	08/01/2043	17,145	8,816,713
Sweetwater Union High School District; Series 2022, GO Bonds(l)	5.00%	08/01/2052	47,500	49,427,498
University of California; Series 2025, RB(k)(l)	5.00%	05/15/2053	17,150	18,293,017
				994,718,121
Colorado–9.39%
3rd and Havana Metropolitan District;
Series 2020 A, GO Bonds	4.50%	12/01/2030	2,235	2,178,488
Series 2020 A, GO Bonds	5.25%	12/01/2049	5,200	4,500,261
Series 2020 B, GO Bonds	7.75%	12/15/2049	1,925	1,933,039
Arista Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2039	10,000	10,225,721
Aspen Street Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2050	1,075	927,716
Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	25,000	24,397,797
Banning Lewis Ranch Metropolitan District No. 4; Series 2018 A, GO Bonds	5.75%	12/01/2048	3,152	3,158,330
Banning Lewis Ranch Metropolitan District No. 5;
Series 2018 A, GO Bonds	5.75%	12/01/2048	2,165	2,169,348
Series 2018 B, GO Bonds	8.00%	12/15/2048	500	500,886
Base Village Metropolitan District No. 2;
Series 2016 A, Ref. GO Bonds	5.75%	12/01/2046	3,100	3,101,403
Series 2016 B, Ref. GO Bonds	6.50%	12/15/2048	3,500	2,735,780
Bella Mesa Metropolitan District; Series 2024 B, GO Bonds(a)	8.00%	12/15/2054	2,774	2,784,488
BNC Metropolitan District No. 1; Series 2017 B, GO Bonds	7.38%	12/15/2047	211	211,010
Brickyard Metropolitan District No. 1;
Series 2025, GO Bonds	7.00%	12/01/2045	3,650	3,635,094
Series 2025, GO Bonds	7.25%	12/01/2057	10,435	10,179,981
Bristol Metropolitan District; Series 2022 B, GO Bonds	7.50%	12/15/2050	757	761,187
Broadway Station Metropolitan District No. 3; Series 2019, GO Bonds	5.00%	12/01/2049	1,750	1,173,520
Buffalo Ridge Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2047	810	811,460
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Canyon Pines Metropolitan District;
Series 2021 A-1, GO Bonds	5.25%	12/01/2051	$2,000	$1,769,119
Series 2024, GO Bonds(a)	8.25%	12/01/2053	4,218	4,270,930
Canyons Metropolitan District No. 3; Series 2021, GO Bonds	5.50%	12/01/2051	15,270	13,903,205
Castleview Metropolitan District No. 1; Series 2021 A, GO Bonds	5.00%	12/01/2050	4,720	3,932,867
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2022, RB	6.50%	12/01/2053	6,850	7,190,953
Cielo Metropolitan District; Series 2021, GO Bonds	5.25%	12/01/2050	2,500	2,219,259
City Center West Commercial Metropolitan District;
Series 2020 A, Ref. GO Bonds	7.00%	12/01/2049	3,926	3,947,649
Series 2020 B, GO Bonds	9.00%	12/15/2049	581	583,023
Clear Creek Transit Metropolitan District No. 2; Series 2021 B, GO Bonds	7.90%	12/15/2050	1,165	1,166,513
Colliers Hill Metropolitan District No. 1; Series 2019 B, Ref. GO Bonds	8.00%	12/15/2048	1,268	1,272,671
Colorado (State of) Educational & Cultural Facilities Authority (Ascent Classical Academy); Series 2024, Ref. RB(a)	5.75%	04/01/2059	2,250	2,243,096
Colorado (State of) Health Facilities Authority (Aberdeen Ridge);
Series 2021 A, RB (Acquired 10/25/2023; Cost $1,490,873)(f)	5.00%	05/15/2044	2,250	1,902,432
Series 2021 A, RB (Acquired 12/15/2021-11/20/2023; Cost $2,415,954)(f)	5.00%	05/15/2049	3,000	2,333,569
Series 2021 A, RB (Acquired 12/15/2021-07/08/2024; Cost $7,735,562)(f)	5.00%	05/15/2058	10,000	7,324,031
Series 2025 A, Ref. RB(a)	8.75%	05/15/2058	10,380	10,465,984
Colorado (State of) Health Facilities Authority (Intermountain Healthcare); Series 2022 A, Ref. RB	4.00%	05/15/2052	7,605	6,998,644
Colorado (State of) International Center Metropolitan District No. 8; Series 2020, GO Bonds	6.50%	12/01/2050	15,000	15,086,439
Colorado Crossing Metropolitan District No. 2; Series 2020 B, GO Bonds(a)	7.50%	12/15/2050	3,490	3,501,429
Colorado State University Research Foundation;
Series 2025 A, RB(a)	5.38%	03/01/2055	5,000	5,006,369
Series 2025 A, RB(a)	5.50%	03/01/2065	18,000	18,054,171
Compark Business Campus Metropolitan District Subdistrict; Series 2025, GO Bonds(e)(m)	0.00%	12/01/2055	18,500	6,774,202
Cottonwood Creek Metropolitan District No. 5; Series 2025, GO Bonds(a)(g)	7.25%	12/01/2055	10,545	8,237,146
Country Club Highlands Metropolitan District; Series 2007, GO Bonds(h)	7.25%	12/01/2037	1,025	943,000
Creekside Village Metropolitan District; Series 2019, GO Bonds	7.75%	12/15/2049	568	569,529
Crystal Valley Metropolitan District No. 2; Series 2022, GO Bonds(a)	7.25%	12/01/2052	3,600	3,619,642
Dawson Trails Metropolitan District No. 1;
Series 2024, GO Bonds(e)	0.00%	12/01/2031	65,502	42,564,758
Series 2025 B, GO Bonds	9.25%	12/15/2055	17,728	17,198,711
Denver (City & County of), CO;
Series 2021 A, RB	4.00%	08/01/2051	13,000	12,353,682
Series 2022 A, RB(c)	4.13%	11/15/2053	7,000	6,337,818
Series 2022 D, Ref. RB(c)(l)	5.75%	11/15/2045	10,000	10,941,216
Series 2022 D, Ref. RB(c)(l)	5.00%	11/15/2053	27,500	29,478,011
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB(c)	5.00%	10/01/2032	5,000	5,008,228
Denver (City & County of), CO Health & Hospital Authority; Series 2025 A, RB	6.00%	12/01/2055	4,800	5,175,725
Denver Gateway Center Metropolitan District; Series 2018 A, GO Bonds	5.63%	12/01/2048	2,130	2,066,024
Denver International Business Center Metropolitan District No. 1; Series 2019 B, GO Bonds	6.00%	12/01/2048	2,283	2,292,242
Dominion Water & Sanitation District; Series 2022, Ref. RB	5.88%	12/01/2052	19,886	20,415,870
E-86 Metropolitan District; Series 2021 A, GO Bonds	5.13%	12/01/2051	1,015	898,221
Elbert & Highway 86 Commercial Metropolitan District; Series 2021 B, GO Bonds(a)	8.00%	12/15/2051	1,910	1,916,669
Elbert (County of), CO Highway 86 Metropolitan District; Series 2016, Ref. GO Bonds(a)	5.75%	12/01/2046	2,700	2,788,496
Elora Metropolitan District; Series 2025, GO Bonds	8.25%	12/15/2055	1,938	1,947,329
Evan’s Place Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2050	1,575	1,507,651
Fitzsimons Village Metropolitan District No. 3; Series 2021 A-2, GO Bonds	7.00%	12/01/2041	7,810	7,473,743
Flying Horse Metropolitan District No. 3; Series 2019, Ref. GO Bonds(a)	6.00%	12/01/2049	2,965	2,974,339
Forest Trace Metropolitan District No. 3;
Series 2020 B, GO Bonds	7.88%	12/15/2049	933	936,643
Series 2023 B, GO Bonds(a)	9.00%	12/15/2047	968	972,174
Geos Neighborhood Metropolitan District; Series 2021, GO Bonds(g)	6.13%	12/01/2050	3,075	3,085,232
Grand Junction (City of), CO Dos Rios General Improvement District; Series 2021, RB(a)	4.75%	12/01/2051	3,000	2,391,008
Green Gables Metropolitan District No. 2; Series 2023 B, GO Notes(a)	8.25%	12/15/2053	2,983	2,995,498
Green Valley Ranch East Metropolitan District No. 6; Series 2020 A, GO Bonds	5.88%	12/01/2050	3,325	3,375,220
HM Metropolitan District No. 2; Series 2021, GO Bonds(g)	5.75%	12/01/2051	24,038	21,146,642
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Home Place Metropolitan District; Series 2020 A, GO Bonds	5.75%	12/01/2050	$2,330	$2,353,099
Interquest South Business Improvement District; Series 2017, GO Bonds	5.00%	12/01/2047	1,365	1,329,683
Jefferson (County of), CO Center Metropolitan District No. 1;
Series 2020 B, Ref. RB	5.75%	12/15/2050	9,909	9,925,913
Series 2024 C, GO Bonds	8.50%	12/16/2053	7,510	7,538,629
Johnstown North Metropolitan District No. 2;
Series 2022 A, GO Bonds	7.00%	08/15/2052	3,015	3,094,441
Series 2022 B, GO Bonds	9.13%	09/01/2052	2,000	2,005,930
Jones District Community Authority Board; Series 2020 A, RB(g)	5.75%	12/01/2050	6,800	6,770,899
Karl’s Farm Metropolitan District No. 3; Series 2021, GO Bonds	5.75%	12/01/2051	6,295	5,848,035
Lanterns Metropolitan District No. 3;
Series 2023 A-1, GO Bonds	7.25%	12/01/2053	3,500	3,645,525
Series 2023 A-2, GO Bonds(g)	8.00%	12/01/2053	3,645	3,098,982
Series 2023 B, GO Bonds	9.25%	12/15/2053	2,175	2,181,594
Ledge Rock Center Commercial Metropolitan District;
Series 2022 A, GO Bonds(a)	7.00%	11/01/2052	7,000	7,106,543
Series 2022 A, GO Bonds(a)	7.38%	11/01/2052	10,830	11,425,615
Series 2022 B, GO Bonds(a)	9.25%	12/01/2052	9,189	9,218,412
Ledge Rock Center Residential Metropolitan District No. 1; Series 2024 B, GO Bonds	8.75%	12/15/2054	600	602,523
Legato Community Authority; Series 2021 B, RB	8.25%	12/15/2051	2,000	2,001,890
Liberty Draw Metropolitan District No. 6; Series 2023, GO Bonds	7.25%	12/01/2053	2,800	2,921,764
Lochbuie Station Residential Metropolitan District; Series 2024 B, GO Bonds	6.25%	12/15/2044	536	546,440
Midtown Clear Creek Metropolitan District; Series 2023 B, Ref. GO Bonds	8.00%	12/15/2053	641	643,154
Midtown Metropoltan District;
Series 2022 A-1, Ref. GO Bonds	6.75%	12/01/2051	8,310	8,812,765
Series 2022 A-2, Ref. GO Bonds(g)	7.00%	12/01/2051	11,285	10,597,462
Millers Landing Business Improvement District;
Series 2018 A, RB(a)	6.00%	12/01/2048	7,575	7,391,909
Series 2018 B, RB(a)	8.00%	12/01/2048	2,160	2,123,476
Mineral Business Improvement District; Series 2024 B, GO Bonds(a)	8.50%	12/15/2054	520	521,858
Mirabelle Metropolitan District No. 2; Series 2025 B, Ref. GO Bonds	6.13%	12/15/2049	3,100	3,110,106
Morgan Hill Metropolitan District No. 3; Series 2021 B, GO Bonds	6.38%	12/15/2051	1,460	1,465,344
Mountain Sky Metropolitan District; Series 2020 A, GO Bonds	5.00%	12/01/2049	958	928,857
Muegge Farms Metropolitan District No. 4;
Series 2025 A, GO Bonds	6.25%	12/01/2054	5,625	5,722,030
Series 2025 B, GO Bonds	8.38%	12/15/2054	842	846,310
Mulberry Metropolitan District No. 2;
Series 2022 B, GO Bonds	9.00%	12/15/2052	2,500	2,505,750
Series 2022, RB	7.00%	12/01/2034	4,822	5,047,348
Murata Farms Residential Metropolitan District; Series 2022, GO Bonds	6.13%	12/01/2051	4,205	3,894,917
Murphy Creek Metropolitan District No. 2;
Series 2024 A, GO Bonds(a)	6.00%	12/01/2054	4,500	4,530,472
Series 2024 B, GO Bonds(a)	8.00%	12/15/2054	2,670	2,681,508
MW Retail Business Improvement District;
Series 2024, RB(a)	6.00%	12/01/2054	2,390	2,290,458
Series 2025 A, RB(a)	6.38%	12/01/2054	640	642,004
Newlin Crossing Metropolitan District; Series 2024 B, GO Bonds(a)	7.75%	12/15/2054	604	606,287
Painted Prairie Public Improvement Authority; Series 2019, RB	5.00%	12/01/2049	17,000	15,068,049
Palisade Metropolitan District No. 2;
Series 2024 C, RB(a)	8.00%	12/15/2037	1,500	1,535,300
Series 2024, Ref. RB(a)(g)	5.88%	12/15/2054	1,950	1,888,210
Parker Automotive Metropolitan District; Series 2023 B, Ref. GO Bonds	8.25%	12/15/2037	2,230	2,274,008
Parterre Metropolitan District No. 5;
Series 2025 A, GO Bonds	5.88%	12/01/2045	1,700	1,799,181
Series 2025 A, GO Bonds	6.13%	12/01/2055	2,500	2,633,664
Series 2025, GO Bonds	8.38%	12/15/2055	1,479	1,484,878
Penrith Park Metropolitan District; Series 2024 C, GO Bonds	6.25%	12/15/2054	1,035	1,046,773
Platte River Metropolitan District; Series 2023 A, Ref. GO Bonds(a)	6.50%	08/01/2053	4,473	4,581,426
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Prairie Center Metropolitan District No. 3;
Series 2024 A, Ref. GO Bonds	5.88%	12/15/2046	$2,125	$2,253,766
Series 2024 B, GO Bonds	5.88%	12/15/2046	1,000	1,060,596
Prairie Farm Metropolitan District; Series 2018 B, GO Bonds	7.38%	12/15/2048	544	544,500
PV-ERU Holding Trust; Series 2019, RB(e)(h)	0.00%	02/14/2039	12,585	1,146,241
Redtail Ridge Metropolitan District; Series 2025, GO Bonds(e)	0.00%	12/01/2032	9,500	6,138,397
Remuda Ranch Metropolitan District;
Series 2020 A, GO Bonds	5.00%	12/01/2050	2,294	1,952,396
Series 2020 B, GO Bonds	7.63%	12/15/2050	573	539,183
Revere at Johnstown Metropolitan District No. 3;
Series 2024 A, GO Bonds	7.00%	12/01/2053	2,337	2,372,111
Series 2024 B, GO Bonds	9.00%	12/15/2053	676	679,271
Ridgeline Vista Metropolitan District; Series 2021 A, GO Bonds	5.25%	12/01/2060	1,000	955,328
Riverpark Metropolitan District (County of Arapahoe); Series 2024, GO Bonds	6.38%	12/01/2054	2,000	2,053,362
Riverwalk Metropolitan District No. 2;
Series 2022 A, RB	5.00%	12/01/2052	4,000	3,480,296
Series 2022 B, RB	7.75%	12/15/2052	5,000	5,017,205
Rocky Mountain Rail Park Metropolitan District;
Series 2021 A, GO Bonds(a)	5.00%	12/01/2051	2,500	2,321,457
Series 2024 B, Ref. GO Bonds	8.50%	12/15/2054	20,350	20,452,686
Rudolph Farms Metropolitan District No. 6; Series 2022 A, GO Bonds	6.50%	06/01/2052	24,075	23,648,015
Sabell Metropolitan District; Series 2020 B-3, GO Bonds(a)	8.25%	12/15/2050	605	607,436
Santa Fe Park Authority;
Series 2023 A, RB	7.25%	12/01/2053	7,150	6,988,897
Series 2023 B, RB	9.25%	12/15/2053	891	873,720
Second Creek Farm Metropolitan District No. 3;
Series 2019 B, GO Bonds	7.63%	12/15/2049	1,696	1,700,197
Series 2021 C, GO Bonds(a)	7.63%	12/15/2052	8,288	8,152,680
Second Creek Farm Metropolitan District No. 4; Series 2024 A, Ref. GO Bonds	6.75%	12/01/2054	1,366	1,356,050
Settler’s Crossing Metropolitan District No. 1; Series 2020 B, GO Bonds	7.63%	12/15/2050	598	599,721
Sheridan Station West Metropolitan District; Series 2022 B3, GO Bonds	7.00%	12/15/2051	1,614	1,621,461
Silverstone Metropolitan District No. 3; Series 2023, GO Bonds	7.75%	12/01/2045	9,155	9,435,895
Sky Ranch Community Authority Board;
Series 2022 B, RB	8.75%	12/15/2052	6,367	6,392,312
Series 2024 B, GO Bonds	6.50%	12/15/2054	529	531,185
South Aurora Regional Improvement Authority; Series 2025, RB	6.75%	12/01/2055	15,000	15,423,856
South Timnath Metropolitan District No. 1;
Series 2019 A, GO Bonds	5.50%	12/01/2048	987	819,602
Series 2019 B, GO Bonds	8.00%	12/15/2048	2,208	1,891,349
Southglenn Metropolitan District; Series 2016, Ref. GO Bonds	5.00%	12/01/2036	810	810,727
Spring Hill Metropolitan District No. 3; Series 2022 B, GO Bonds(a)	9.50%	12/15/2045	294	295,912
Spring Valley Metropolitan District No. 3; Series 2025 B, Ref. GO Bonds	6.25%	12/15/2054	1,019	1,024,722
Spring Valley Metropolitan District No. 4; Series 2020 B, GO Bonds	7.63%	12/15/2050	2,810	2,819,958
St. Vrain Lakes Metropolitan District No. 4;
Series 2024 A, GO Bonds(a)(g)	6.75%	09/20/2054	3,500	2,578,484
Series 2024 B, GO Bonds(a)	8.75%	09/20/2054	2,100	2,108,982
STC Metropolitan District No. 2 (Green Bonds); Series 2025, Ref. GO Bonds(a)	8.00%	12/15/2055	5,000	5,035,280
Sterling Ranch Community Authority Board;
Series 2022 A, Ref. RB	6.75%	12/01/2053	27,225	28,640,651
Series 2023, RB	8.38%	12/15/2054	7,500	7,521,478
Series 2024 A, Ref. RB(a)	5.75%	12/01/2054	2,700	2,729,024
Series 2024 A, Ref. RB	6.50%	12/01/2054	935	973,002
Series 2024 B, Ref. RB(a)	8.25%	12/15/2054	1,475	1,480,376
Series 2024 B, Ref. RB	8.75%	12/15/2054	920	923,004
Series 2024, RB	5.63%	12/01/2043	833	867,418
Series 2025, RB	6.88%	12/15/2055	1,700	1,718,030
Sweetgrass Metropolitan District No. 2; Series 2022 B, Ref. GO Bonds	7.50%	12/15/2049	921	926,133
Talon Pointe Metropolitan District; Series 2019 A, Ref. GO Bonds	5.25%	12/01/2051	2,150	1,527,207
Timberleaf Metropolitan District; Series 2025 B, GO Bonds	7.88%	12/15/2055	1,000	1,004,365
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Trails Metropolitan District; Series 2021, GO Bonds	5.00%	12/01/2051	$6,999	$6,072,481
Transport Metropolitan District No. 3; Series 2021 A-2, GO Bonds(g)	5.50%	12/01/2051	3,000	2,579,625
Two Bridges Metropolitan District;
Series 2018 A, GO Bonds	5.63%	08/01/2048	1,552	1,555,793
Series 2018 B, GO Bonds	7.88%	08/01/2048	508	508,844
Uplands Metropolitan District No. 1; Series 2023 A, GO Bonds	7.50%	09/01/2053	7,970	8,003,711
Verve Metropolitan District No. 1; Series 2024 A, GO Bonds(g)	7.00%	12/01/2054	7,500	5,701,423
Village at Southgate Metropolitan District; Series 2018 A, GO Bonds(a)	5.63%	12/01/2048	1,332	1,336,474
Waterfall Metropolitan District No. 1; Series 2022 B, Ref. GO Bonds	8.25%	12/01/2052	985	988,583
Weems Neighborhood Metropolitan District;
Series 2025 A, GO Bonds	5.88%	12/01/2055	1,500	1,543,246
Series 2025, GO Bonds	7.88%	12/15/2055	1,149	1,153,743
White Buffalo Metropolitan District No. 3;
Series 2020, GO Bonds	5.50%	12/01/2050	2,785	2,794,538
Series 2025, Ref. GO Bonds	9.00%	12/15/2055	6,948	6,978,925
Willow Bend Metropolitan District; Series 2019 B, GO Bonds	7.63%	12/15/2049	755	757,060
Willow Springs Metropolitan District; Series 2024 B, GO Bonds(a)	6.50%	10/15/2054	645	647,782
Windler Public Improvement Authority; Series 2021 A-1, RB	4.13%	12/01/2051	5,000	3,863,518
Woodmen Heights Metropolitan District No. 2; Series 2020 B-1, Ref. GO Bonds	6.25%	12/15/2040	1,663	1,669,395
				835,381,017
Connecticut–0.29%
Connecticut (State of) Health & Educational Facilities Authority; Series 2025 A, RB(a)	12.00%	09/01/2030	3,250	3,756,019
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2026, Ref. RB	5.50%	07/01/2055	17,150	18,439,324
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(i)	5.13%	10/01/2036	470	56,400
Mashantucket Western Pequot Tribe; Series 2013, RB(i)	6.05%	07/01/2031	13,420	3,355,001
				25,606,744
District of Columbia–2.57%
District of Columbia;
Series 2025, Ref. RB	5.75%	10/01/2055	6,875	7,346,798
Series 2026 C, VRD GO Bonds(n)	2.06%	06/01/2051	10,000	10,000,000
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.75%	05/15/2040	23,240	23,959,471
Series 2006 C, RB(e)	0.00%	06/15/2055	900,680	93,927,684
Series 2006 D, RB(e)	0.00%	06/15/2055	555,000	51,714,678
Metropolitan Washington Airports Authority;
Series 2019 B, Ref. RB	4.00%	10/01/2049	11,000	9,838,592
Series 2021 A, Ref. RB(c)	4.00%	10/01/2051	15,800	14,184,638
Washington Metropolitan Area Transit Authority; Series 2025, RB(k)(l)	5.50%	07/15/2060	16,000	17,236,038
				228,207,899
Florida–10.63%
Alachua (County of), FL Housing Finance Authority (Woodland Park II); Series 2025 A, RB(a)(b)	6.30%	07/01/2043	1,825	1,966,556
Amelia Concourse Community Development District;
Series 2007, RB	5.75%	05/01/2038	705	670,029
Series 2016, RB	6.00%	05/01/2047	1,700	1,702,885
Amelia Concourse Community Development District (Capital Improvement); Series 2019 A, RB	5.65%	05/01/2049	2,285	2,329,991
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	1,290	1,291,536
Ave Maria Stewardship Community District (Phase 5); Series 2025, RB	5.60%	05/01/2056	1,655	1,661,862
Babcock Ranch Community Independent Special District;
Series 2022, RB	5.00%	05/01/2053	1,500	1,481,457
Series 2024, RB(a)	5.25%	05/01/2055	6,840	6,903,698
Black Creek Community Development District (Expansion Area); Series 2022, RB	5.63%	06/15/2052	1,500	1,548,843
Braddock Lakes Community Development District; Series 2025, RB	5.75%	05/01/2055	2,035	2,040,507
Broward (County of), FL;
Series 2017, RB(c)	5.00%	10/01/2047	8,205	8,268,376
Series 2019 A, RB(c)	4.00%	10/01/2049	8,000	7,176,300
Series 2019 B, RB(c)	4.00%	09/01/2049	10,000	8,838,179
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	$20,000	$18,732,166
Buckeye Park Community Development District; Series 2008 A, RB	7.88%	05/01/2038	795	795,659
Capital Projects Finance Authority (Millenia Orlando);
Series 2025 A, RB(a)	7.25%	01/01/2055	10,000	10,605,369
Series 2025 A, RB(a)	7.13%	01/01/2065	10,500	10,941,395
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group); Series 2024, Ref. RB(a)	5.00%	06/15/2064	4,790	4,331,028
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough); Series 2019 A, RB	5.00%	12/15/2049	2,360	2,167,268
Capital Trust Agency, Inc. (Atlantic Housing Foundation Property); Series 2017 B, RB	6.00%	07/01/2042	2,635	2,273,779
Capital Trust Agency, Inc. (Elim Senior Housing, Inc.);
Series 2017, RB(a)	5.63%	08/01/2037	1,025	1,025,329
Series 2017, RB(a)	5.88%	08/01/2052	3,925	3,462,687
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(a)	5.38%	06/15/2038	850	855,695
Series 2018 A, RB(a)	5.38%	06/15/2048	1,590	1,504,188
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB(a)	5.00%	12/15/2055	6,800	6,140,593
Capital Trust Agency, Inc. (Green Bonds); Series 2021, RB(a)	4.00%	06/15/2051	2,000	1,519,084
Capital Trust Agency, Inc. (Paragon Academy of Technology and Sunshine Elementary Charter School);
Series 2019 A, RB (Acquired 04/25/2019; Cost $3,735,000)(a)(f)	5.75%	06/01/2054	3,735	3,196,154
Series 2019 B, RB (Acquired 04/25/2019; Cost $235,000)(a)(f)	6.00%	06/01/2028	235	232,586
Capital Trust Agency, Inc. (University Bridge LLC Student Housing); Series 2018 A, RB(a)	5.25%	12/01/2058	19,805	19,170,549
Capital Trust Agency, Inc. (Viera Charter Schools, Inc.);
Series 2017 A, RB(a)	5.00%	10/15/2047	1,100	1,061,810
Series 2017 A, RB(a)	5.00%	10/15/2052	755	707,799
Capital Trust Agency, Inc. (Wonderful Foundations Charter School Portfolio); Series 2020, RB(a)	5.00%	01/01/2055	3,250	2,840,174
Capital Trust Authority (Academir Charter Schools, Inc.);
Series 2024, Ref. RB(a)	5.25%	06/01/2064	5,000	4,466,549
Series 2025, RB(a)	6.50%	07/01/2055	1,815	1,849,525
Capital Trust Authority (Central Florida Preparatory School Project);
Series 2024, RB(a)	8.50%	06/15/2035	470	495,564
Series 2024, RB(a)	6.63%	06/15/2054	14,795	14,911,182
Capital Trust Authority (Classical Academy of Sarasota (The));
Series 2024, RB(a)	7.00%	07/01/2030	665	671,693
Series 2024, RB(a)	5.25%	07/01/2059	5,130	4,638,538
Series 2025, RB(a)	6.13%	07/01/2055	2,520	2,545,200
Capital Trust Authority (Florida Institute of Technology);
Series 2025, RB(a)	5.25%	07/01/2050	2,000	1,986,925
Series 2025, RB(a)	5.38%	07/01/2065	5,095	4,984,071
Capital Trust Authority (Imagine School At West Pasco Project);
Series 2023, RB(a)	6.50%	12/15/2053	2,535	2,376,762
Series 2023, RB(a)	6.50%	12/15/2058	3,100	2,878,778
Capital Trust Authority (Plato Academy Schools);
Series 2024, RB	5.13%	12/15/2054	4,170	3,890,573
Series 2024, RB	5.13%	12/15/2059	3,925	3,609,660
Capital Trust Authority (St.Johns Classical Academy, Inc.);
Series 2025, Ref. RB(a)	5.13%	06/15/2050	410	384,483
Series 2025, Ref. RB(a)	5.25%	06/15/2059	1,000	931,644
Carlton Lakes Community Development District;
Series 2015, RB	5.63%	11/01/2036	760	768,654
Series 2015, RB	5.75%	11/01/2047	1,855	1,865,233
Center Lake Ranch West Community Development District; Series 2023, RB	6.00%	05/01/2054	2,490	2,592,837
Chapel Creek Community Development District; Series 2006, RB	5.50%	05/01/2038	1,425	1,426,974
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities); Series 2025, RB(c)	6.13%	10/01/2055	4,125	4,302,162
Clearwater Cay Community Development District; Series 2006 A, RB (Acquired 02/16/2010; Cost $8,262,441)(f)(h)(i)	5.50%	05/01/2037	13,074	5,883,326
Coastal Ridge Community Development District;
Series 2025, RB	5.75%	05/01/2045	2,015	2,116,884
Series 2025, RB	6.00%	05/01/2055	2,200	2,271,699
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of), FL Industrial Development Authority (Gulf Coast Academy South);
Series 2017 A, RB(a)	5.00%	12/01/2037	$1,150	$1,157,231
Series 2017 A, RB(a)	5.00%	12/01/2047	1,875	1,756,897
Connerton East Community Development District; Series 2025, RB	5.50%	06/15/2055	1,000	1,002,766
County of Miami-Dade FL Water & Sewer System Revenue; Series 2025, RB(l)	5.00%	10/01/2055	16,670	17,407,051
Creekside Community Development District; Series 2006, RB(h)(i)	5.20%	05/01/2038	1,533	766,322
Creekview Community Development District (Phase 2); Series 2024, RB	5.63%	05/01/2055	3,490	3,500,282
CrossCreek Community Development District; Series 2016 A, RB	5.60%	05/01/2037	65	65,712
Crosswinds East Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,042,809
Series 2024, RB	5.75%	05/01/2054	1,230	1,254,177
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion);
Series 2024, Ref. RB(a)(b)(c)(i)	12.00%	07/15/2028	38,125	13,343,750
Series 2024, Ref. RB(c)	5.00%	07/01/2035	2,200	1,639,000
Series 2024, Ref. RB(c)	5.00%	07/01/2041	23,710	17,663,950
Series 2024, Ref. RB (INS - AGI)(c)(d)	5.00%	07/01/2044	20,035	19,892,425
Series 2024, Ref. RB (INS - AGI)(c)(d)	5.25%	07/01/2047	6,000	5,964,643
Series 2024, Ref. RB(c)	5.25%	07/01/2047	85,045	63,358,525
Series 2024, Ref. RB(c)	5.50%	07/01/2053	2,245	1,672,525
Florida Development Finance Corp. (Brightline Florida Passenger Rail); Series 2024, RB(a)(b)(c)(i)	10.00%	07/15/2028	27,400	9,590,000
Florida Development Finance Corp. (Brightline West Passenger Rail); Series 2025, RB(a)(b)(c)(i)	10.00%	06/15/2026	42,600	29,394,000
Florida Development Finance Corp. (Central Charter School); Series 2022, Ref. RB(a)	6.00%	08/15/2057	3,250	3,104,086
Florida Development Finance Corp. (Florida Charter Foundation, Inc.); Series 2016 A, RB(a)	5.00%	07/15/2046	6,045	5,749,568
Florida Development Finance Corp. (Learning Gate Community School);
Series 2018 A, Ref. RB	5.00%	02/15/2038	300	302,753
Series 2018 A, Ref. RB	5.00%	02/15/2048	985	929,075
Florida Local Government Finance Commission; Series 2025, RB(a)	11.00%	12/22/2030	2,660	2,771,071
Gas Worx Community Development District; Series 2025, RB(a)	6.00%	05/01/2057	2,250	2,317,872
Glades Correctional Development Corp.;
Series 2017 A, RB (Acquired 03/07/2006-12/12/2011; Cost $4,209,209)(f)(i)	7.00%	03/01/2030	4,209	2,315,065
Series 2017 B, RB (Acquired 03/07/2006-12/12/2011; Cost $59,638)(e)(f)	0.00%	03/01/2030	2,393	95,717
Greater Orlando Aviation Authority;
Series 2017 A, RB(c)	4.00%	10/01/2052	25,100	22,241,449
Series 2019 A, RB(c)	4.00%	10/01/2049	16,490	14,966,680
Hamilton Bluff Community Development District (Assessment Area One);
Series 2024, RB	5.50%	05/01/2044	1,000	1,034,633
Series 2024, RB	5.80%	05/01/2054	1,000	1,011,097
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	225	225,284
Hillsborough (County of), FL; Series 2025, RB(l)	5.25%	11/15/2049	21,985	23,433,057
Hillsborough (County of), FL Aviation Authority (Tampa International Airport);
Series 2022 A, RB(c)	5.00%	10/01/2047	10,000	10,250,991
Series 2022 A, RB(c)	4.00%	10/01/2052	14,800	13,258,410
Hillsborough County Industrial Development Authority; Series 2025, RB(l)	5.50%	11/15/2054	30,000	32,375,034
Hobe-St. Lucie Conservancy District; Series 2024, RB	5.60%	05/01/2044	1,900	1,997,936
Hyde Park Community Development District No. 1;
Series 2024 A, RB	5.35%	05/01/2044	420	431,213
Series 2024 A, RB	5.63%	05/01/2055	685	689,154
Indigo Community Development District; Series 2005, RB(h)	5.75%	05/01/2036	2,776	2,275,843
JEA Water & Sewer System; Series 2025, RB(l)	5.25%	10/01/2055	20,000	21,417,968
Lake (County of), FL (Imagine South Lake Charter School Program);
Series 2019, RB(a)	5.00%	01/15/2049	820	728,518
Series 2019, RB(a)	5.00%	01/15/2054	635	546,948
Lake (County of), FL (Lakeside at Waterman Village); Series 2020 A, Ref. RB	5.75%	08/15/2055	5,000	4,941,091
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(a)	5.50%	07/15/2048	1,685	1,613,307
Series 2018 A, RB(a)	5.75%	07/15/2053	1,930	1,866,201
Lakes of Sarasota Community Development District;
Series 2024 A, RB	5.30%	05/01/2044	425	434,075
Series 2024 A, RB	5.60%	05/01/2055	685	686,703
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Lakeside Preserve Community Development District (Series 2023);
Series 2023, RB	6.00%	05/01/2043	$890	$959,506
Series 2023, RB	6.38%	05/01/2054	1,185	1,250,183
Lakewood Ranch Stewardship District (Palm Grove); Series 2024, RB	5.50%	05/01/2055	765	772,933
Lee (County of), FL;
Series 2017, RB(e)(h)	0.00%	01/01/2052	21,000	0
Series 2021 B, RB(c)	4.00%	10/01/2051	10,000	8,841,523
Series 2024, RB(c)	5.25%	10/01/2049	27,650	29,154,182
Series 2026 A-1, RB(c)	5.25%	10/01/2044	1,375	1,518,079
Series 2026 A-1, RB(c)	5.25%	10/01/2045	1,300	1,427,342
Series 2026 A-1, RB(c)	5.25%	10/01/2046	1,000	1,084,152
Lee (County of), FL Industrial Development Authority (Preserve (The));
Series 2017 A, RB(a)	5.00%	12/01/2027	325	284,496
Series 2017 A, RB(a)	5.38%	12/01/2032	1,000	829,621
Series 2017 A, RB(a)	5.63%	12/01/2037	3,380	2,753,786
Series 2017 A, RB(a)	5.75%	12/01/2052	18,210	13,558,041
Legends Bay Community Development District; Series 2007 A, RB	5.88%	05/01/2038	2,065	2,067,984
Lowery Hills Community Development District (Assessment Area One); Series 2025, RB(a)	5.85%	05/01/2055	1,000	1,009,053
Madeira Community Development District (Assessment Area No.2 );
Series 2025, RB	5.50%	05/01/2045	1,000	1,022,101
Series 2025, RB	5.80%	05/01/2055	1,650	1,666,147
Magnolia Creek Community Development District; Series 2007 A, RB	5.90%	05/01/2039	510	471,686
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	155	156,101
Miami-Dade (County of), FL;
Series 2018, RB	4.00%	07/01/2045	11,000	10,882,630
Series 2022, RB	5.00%	07/01/2050	14,210	14,733,367
Series 2022, RB	5.00%	07/01/2051	30,980	32,070,258
Series 2023 A, Ref. RB(c)	5.00%	10/01/2047	29,145	29,670,703
Series 2025, RB(l)	5.00%	07/01/2052	10,000	10,342,533
Subseries 2021 B-1, Ref. RB(c)	4.00%	10/01/2046	16,935	15,857,028
Subseries 2021 B-1, Ref. RB(c)	4.00%	10/01/2050	39,465	35,949,430
Middleton Community Development District A; Series 2024, RB	4.75%	05/01/2055	2,600	2,458,559
Nassau (County of), FL (Nassau Care Centers, Inc.); Series 2008, RB (Acquired 12/27/2007; Cost $7,620,000)(f)	6.90%	01/01/2038	7,620	7,621,564
Naturewalk Community Development District; Series 2007 A, RB(h)(i)	5.50%	05/01/2038	4,345	1,651,100
New Port Corners Community Development District; Series 2025, RB(a)	5.50%	06/15/2055	1,000	1,004,271
North AR-1 Pasco Community Development District (Assessment Area Three);
Series 2023, RB	5.75%	05/01/2043	520	548,647
Series 2023, RB	6.00%	05/01/2054	780	804,292
Northridge Community Development District; Series 2025, RB(a)	6.00%	05/01/2055	2,335	2,400,189
Okaloosa (County of), FL (Air Force Enlisted Village); Series 2025, RB(a)	5.75%	05/15/2060	1,690	1,732,238
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2051	4,775	1,258,867
Series 2020 A-2, Ref. RB(e)	0.00%	10/01/2054	4,570	1,017,704
Palm Beach (County of), FL;
Series 2025, RB(a)	5.75%	10/01/2055	4,500	4,679,336
Series 2025, RB(a)	6.75%	10/01/2055	1,100	1,144,306
Series 2025, RB(a)	5.75%	10/01/2065	7,500	7,778,856
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.); Series 2025, Ref. RB	5.00%	11/15/2049	10,000	10,117,124
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	5,000	4,524,596
Palm Beach (County of), FL Health Facilities Authority (Lifespace Communities, Inc.);
Series 2023, Ref. RB	7.50%	05/15/2053	1,000	1,111,328
Series 2023, Ref. RB	7.63%	05/15/2058	2,500	2,784,336
Palm Coast Park Community Development District; Series 2006, RB	5.70%	05/01/2037	6,840	6,930,826
Parrish Lakes Community Development District; Series 2024, RB	5.80%	05/01/2054	1,360	1,377,679
PBR Community Development District; Series 2026 A-2, Ref. RB(a)	5.13%	03/01/2056	650	647,471
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Polk (County of), FL Industrial Development Authority (Mineral Development LLC); Series 2020, RB (Acquired 10/23/2020-02/06/2023; Cost $22,420,234)(a)(c)(f)(h)(i)	5.88%	01/01/2033	$22,370	$3,402,281
Portofino Isles Community Development District (Portofino Court); Series 2005, RB (Acquired 12/18/2009-08/18/2010; Cost $7,011,167)(f)(i)	5.60%	05/01/2036	5,905	2,952,500
Ranches at Lake Mcleod Community Development District (Assessment Area Two); Series 2025, RB	5.65%	06/15/2055	1,000	1,011,285
Reunion East Community Development District;
Series 2002 A-2, RB(i)	7.38%	05/01/2033	1,425	14
Series 2005, RB(i)	5.80%	05/01/2036	3,420	34
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	105	105,132
Rivers Edge III Community Development District; Series 2025, RB	6.00%	05/01/2056	1,000	1,035,489
Sawgrass Village Community Development District;
Series 2023, RB	6.13%	11/01/2043	1,200	1,291,719
Series 2023, RB	6.38%	11/01/2053	1,400	1,473,799
Sawgrass Village Community Development District (Series 2023);
Series 2023, RB	5.50%	05/01/2043	1,500	1,573,113
Series 2023, RB	5.75%	05/01/2053	2,320	2,368,352
Seminole (County of), FL Industrial Development Authority (Progressive Healthcare Providers/Fern Park, LLC Facility); Series 2005 A, RB	7.50%	03/01/2035	2,565	2,489,350
Six Mile Creek Community Development District (2023 Project Area);
Series 2023, Ref. RB	5.50%	05/01/2043	1,200	1,268,959
Series 2023, Ref. RB	5.70%	05/01/2054	1,255	1,292,998
South Bay Community Development District;
Series 2005 A, RB (Acquired 05/27/2009; Cost $5,615,499)(f)(i)	5.95%	05/01/2036	5,110	51
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	4,975	4,979,030
Series 2005 A-2, Ref. RB (Acquired 04/01/2015; Cost $4,142,776)(f)(i)	6.60%	05/01/2036	3,800	1,900,000
Tern Bay Community Development District; Series 2005 A, RB	5.38%	05/01/2037	485	485,588
Three Rivers Community Development District; Series 2025, RB	5.75%	05/01/2056	4,805	4,814,570
Tolomato Community Development District; Series 2024, RB	5.13%	05/01/2054	885	867,838
Town Center at Palm Coast Community Development District; Series 2005, RB	6.00%	05/01/2036	8,490	8,500,779
Tradition Community Development District No. 9;
Series 2025, RB	5.40%	05/01/2045	715	733,507
Series 2025, RB	5.65%	05/01/2056	1,000	1,010,564
Two Lakes Community Development District; Series 2024, RB	5.00%	05/01/2055	2,010	2,016,787
V-Dana Community Development District (Assessment Area Two - 2023 Project Area);
Series 2023, RB	5.25%	05/01/2043	1,685	1,761,565
Series 2023, RB	5.50%	05/01/2054	1,890	1,927,116
Venice (City of), FL (Village on the Isle); Series 2024 A, RB(a)	5.63%	01/01/2060	2,000	2,010,118
Villages of Glen Creek Community Development District;
Series 2016 A-1, RB	4.75%	05/01/2026	80	80,149
Series 2016 A-1, RB	5.25%	05/01/2036	1,080	1,082,281
Series 2016 A-1, RB	5.38%	05/01/2046	1,815	1,816,596
Series 2016 A-2, RB	5.38%	05/01/2046	1,350	1,351,187
Waterford Estates Community Development District; Series 2006 A, RB	5.50%	05/01/2037	1,940	1,946,461
Waterstone Community Development District;
Series 2007 A, RB(g)	6.88%	05/01/2037	1,214	895,322
Series 2007 B, RB(e)	0.00%	11/01/2028	1,341	1,244,082
West Villages Improvement District (Develepmont Unit No. 10); Series 2024, RB	5.63%	05/01/2054	995	1,003,841
West Villages Improvement District (Develepmont Unit No. 2);
Series 2005 A-1, RB	5.75%	05/01/2036	6,460	6,470,312
Series 2005 A-2, RB (Acquired 03/20/2007-10/17/2019; Cost $2,148,914)(f)(i)	5.75%	05/01/2036	3,590	3,590,254
West Villages Improvement District (Develepmont Unit No. 7); Series 2021, RB	4.00%	05/01/2051	555	450,997
West Villages Improvement District (Development Unit No. 8);
Series 2022, RB	5.38%	05/01/2042	1,500	1,595,714
Series 2022, RB	5.50%	05/01/2053	2,500	2,548,085
West Villages Improvement District (Development Unit No. 9);
Series 2023, RB	5.38%	05/01/2043	1,500	1,583,290
Series 2023, RB	5.63%	05/01/2053	1,500	1,546,289
Westridge Community Development District; Series 2005, RB	5.80%	05/01/2037	1,210	1,210,744
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Westside Community Development District;
Series 2019-2, RB(h)(i)	5.65%	05/01/2037	$1,010	$826,103
Series 2019-2, RB(h)(i)	7.20%	05/01/2038	520	480,833
Westview South Community Development District (Assessment Area One - 2023 Project Area);
Series 2023, RB	5.38%	05/01/2043	1,220	1,274,051
Series 2023, RB	5.60%	05/01/2053	1,835	1,859,245
Wildwood (City of), FL Village Community Development Disctrict No. 15; Series 2024, RB(a)	4.80%	05/01/2055	6,485	6,334,892
Zephyr Ridge Community Development District; Series 2006, RB	5.63%	05/01/2037	1,475	1,475,652
				945,640,383
Georgia–1.52%
Atlanta Development Authority (The); Series 2024, Revenue Ctfs.(a)	5.56%	12/15/2048	25,000	22,788,117
Bulloch (County of), GA Development Authority (Statesboro Steam Academy); Series 2024, RB(a)	6.75%	06/15/2064	1,750	1,747,255
Cobb (County of), GA Development Authority (The) (Northwest Classical Academy);
Series 2023, RB(a)	6.00%	06/15/2043	480	491,250
Series 2023, RB(a)	6.40%	06/15/2053	1,850	1,863,295
Series 2023, RB(a)	6.38%	06/15/2058	1,250	1,248,910
Columbus Medical Center Hospital Authority; Series 2019, RB(b)	5.00%	07/01/2026	5,990	6,002,112
Conyers (City of), GA (Salem Gate); Series 2021, RB	5.00%	03/01/2045	5,485	5,005,956
Development Authority of Heard County; Series 1997, VRD RB(n)	1.05%	09/01/2029	10,000	10,000,000
Development Authority of Lagrange (College); Series 2021, Ref. RB	5.00%	10/15/2052	8,000	6,832,254
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	3,100	3,106,503
Series 2018 A, RB	6.00%	12/01/2038	6,850	6,855,208
Series 2018 A, RB	6.25%	12/01/2048	19,530	19,531,717
Series 2018 A, RB	6.50%	12/01/2053	13,210	13,212,676
Gainesville (City of) & Hall (County of), GA Development Authority (Riverside Military Academy);
Series 2017, Ref. RB (Acquired 12/08/2021; Cost $1,430,000)(f)(i)	5.00%	03/01/2027	1,430	572,000
Series 2017, Ref. RB (Acquired 12/09/2021-12/15/2021; Cost $6,799,911)(f)(i)	5.00%	03/01/2037	6,885	2,754,000
Series 2017, Ref. RB (Acquired 05/03/2017-05/16/2022; Cost $7,377,025)(f)(i)	5.00%	03/01/2047	8,860	3,544,000
Series 2017, Ref. RB (Acquired 05/03/2017-12/08/2021; Cost $3,472,750)(f)(i)	5.13%	03/01/2052	3,475	1,390,000
George L Smith II Congress Center Authority (Convention Center Hotel); Series 2021, RB(a)	5.00%	01/01/2054	4,750	4,581,790
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB(a)	5.00%	11/01/2037	8,000	8,018,228
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.13%	12/01/2038	2,635	2,695,397
Series 2018 A-1, RB	6.25%	12/01/2048	3,675	3,678,344
Series 2018 A-1, RB	6.38%	12/01/2053	3,090	3,078,973
Series 2018 A-2, RB(b)	5.50%	12/01/2028	2,005	1,961,367
Savannah Georgia Convention Center Authority;
Series 2025, RB (INS - AGI)(d)	5.50%	06/01/2050	1,500	1,621,216
Series 2025, RB	5.25%	06/01/2061	2,350	2,358,256
				134,938,824
Hawaii–0.37%
Hawaii (State of); Series 2022 A, RB (INS - BAM)(c)(d)	5.00%	07/01/2051	32,450	33,117,759
Idaho–0.23%
Avimor Community Infrastructure District No. 1 (Assessment Area Six); Series 2024 B, RB(a)	5.50%	09/01/2053	2,000	2,005,829
Idaho (State of) Health Facilities Authority (St. Luke’s Health ystem); Series 2025, Ref. RB	5.25%	03/01/2053	10,000	10,465,673
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	960	706,750
Idaho (State of) Housing & Finance Association (Compass Public Charter School, Inc.);
Series 2018 A, RB(a)	6.00%	07/01/2039	370	380,028
Series 2018 A, RB(a)	6.00%	07/01/2054	1,135	1,142,240
Spring Valley Community Infrastructure District No. 1; Series 2025, RB(a)	6.25%	09/01/2054	5,600	5,805,925
				20,506,445
Illinois–2.17%
Chicago (City of), IL; Series 2025 A, GO Bonds	6.00%	01/01/2050	4,275	4,501,216
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(c)	6.13%	02/20/2042	30	30,021
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of), IL (O’Hare International Airport);
Series 2024 A, RB(c)	5.50%	01/01/2059	$16,860	$17,621,033
Series 2026 A, RB	5.00%	01/01/2047	3,500	3,706,842
Series 2026 A, RB	5.25%	01/01/2056	5,000	5,266,928
Chicago (City of), IL Board of Education;
Series 2016, RB	6.00%	04/01/2046	5,700	5,775,683
Series 2025 C, Ref. GO Bonds	5.50%	12/01/2045	3,200	3,241,343
Du Page (County of), IL Special Service Area No. 31 (Monarch Landing, Inc.); Series 2006, RB	5.63%	03/01/2036	649	651,054
Eastern Illinois Economic Development Authority (Remington Road & I-57 Business District); Series 2023, RB	6.00%	05/01/2046	5,000	5,021,284
Evanston (City of), IL (Roycemore School); Series 2021, RB(a)	4.63%	04/01/2051	1,250	1,030,906
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Subseries 2014 A, RB	5.38%	03/01/2034	1,726	1,708,574
Harvey (City of), IL; Series 2023 A, GO Bonds	4.50%	01/01/2054	12,689	9,817,179
Illinois (State of);
Series 2024 B, GO Bonds	5.25%	05/01/2049	4,000	4,157,009
Series 2024 C, GO Bonds	4.00%	10/01/2048	20,000	17,982,882
Illinois (State of) (Rebuild Illinois Program); Series 2019 B, GO Bonds	4.00%	11/01/2035	1,930	1,965,778
Illinois (State of) Development Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(c)	8.00%	06/01/2032	2,940	2,944,974
Illinois (State of) Finance Authority;
Series 2017, Ref. RB (Acquired 06/05/2018; Cost $1,788,434)(f)(i)	5.00%	02/15/2027	1,784	53,507
Series 2017, Ref. RB (Acquired 04/03/2019; Cost $5,371,154)(f)(i)	5.00%	02/15/2037	6,243	187,274
Series 2017, Ref. RB (Acquired 05/07/2019; Cost $2,465,447)(f)(i)	5.13%	02/15/2045	2,782	83,471
Series 2025, Ref. RB(a)	5.88%	09/01/2046	17,855	17,891,317
Illinois (State of) Finance Authority (Admiral at the Lake (The));
Series 2017, Ref. RB	5.13%	05/15/2038	2,075	2,046,476
Series 2017, Ref. RB	5.25%	05/15/2042	3,220	3,082,555
Series 2017, Ref. RB	5.25%	05/15/2054	6,825	5,752,721
Series 2017, Ref. RB	5.50%	05/15/2054	5,000	4,346,627
Illinois (State of) Finance Authority (DePaul College Prep Foundation); Series 2023, Ref. RB(a)	5.63%	08/01/2053	3,500	3,608,325
Illinois (State of) Finance Authority (Dominican University);
Series 2022, Ref. RB	5.00%	03/01/2047	1,100	1,036,465
Series 2022, Ref. RB	5.00%	03/01/2052	1,080	979,572
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group); Series 2019 A, Ref. RB (Acquired 11/27/2019-04/03/2020; Cost $2,317,626)(f)	5.00%	11/01/2049	2,450	1,696,625
Illinois (State of) Finance Authority (Rosalind Franklin University);
Series 2017, Ref. RB	5.00%	08/01/2042	575	578,090
Series 2017, Ref. RB	5.00%	08/01/2047	700	692,185
Illinois (State of) Finance Authority (Villa St. Benedict);
Series 2015, Ref. RB	6.13%	11/15/2035	2,775	2,777,417
Series 2015, Ref. RB	6.38%	11/15/2043	4,400	4,402,471
Illinois (State of) Housing Development Authority (Stonebridge of Gurnee);
Series 2016 A, RB(a)	5.45%	01/01/2046	1,605	1,605,036
Series 2016 A, RB(a)	5.60%	01/01/2056	1,775	1,759,944
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2012 B, RB (INS - AGI)(d)(e)	0.00%	12/15/2041	2,000	1,094,823
Illinois Finance Authority; Series 2019, RB	4.00%	09/01/2041	6,625	5,822,491
Marion (City of), IL (Star Bond District Area No. 1); Series 2025, RB	6.63%	06/01/2055	27,200	27,408,510
Marion (City of), IL (Star Bond District Project Area No. 1); Series 2025, RB	6.38%	06/01/2045	1,000	1,018,051
Matteson (Village of), IL; Series 2015, RB	6.50%	12/01/2035	1,055	1,074,689
Morton Grove (Village of), IL (Sawmill Station Redevelopment); Series 2019, RB	5.00%	01/01/2039	2,000	2,000,401
Plano (City of), IL Special Service Area No. 5 (Lakewood Springs Club); Series 2006, RB	6.00%	03/01/2036	1,006	965,271
Southwestern Illinois Development Authority; Series 2006, RB(i)	5.63%	11/01/2026	657	131,457
Upper Illinois River Valley Development Authority; Series 2025, RB	7.00%	11/01/2060	12,750	12,665,230
Villa Park (Village of), IL (Garden Station Redevelopment); Series 2021, RB	4.50%	12/31/2038	1,915	1,826,162
Volo (Village of), IL Special Service Area No. 17; Series 2017, Ref. RB	5.50%	03/01/2047	1,184	1,184,252
				193,194,121
Indiana–1.83%
Allen (County of), IN (Evergreen Village Fort Wayne); Series 2019, RB	6.38%	02/01/2039	10,000	10,130,588
Anderson (City of), IN (Sweet Galilee at the Wigwam); Series 2020, RB(a)	5.38%	01/01/2040	2,705	2,551,182
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–(continued)
Columbus (City of), IN (Vivera Senior Living); Series 2019, RB	5.63%	05/01/2039	$11,715	$11,403,677
Evansville (City of), IN (Silver Birch of Evansville); Series 2017, RB	5.45%	01/01/2038	3,430	3,377,785
Fort Wayne (City of), IN (Silver Birch at Cook Road); Series 2018, RB(a)	5.63%	01/01/2038	7,000	7,022,602
Fort Wayne (City of), IN (Silver Birch of Fort Wayne);
Series 2017, RB	5.13%	01/01/2032	350	346,579
Series 2017, RB	5.35%	01/01/2038	3,850	3,768,214
Indiana (State of) Finance Authority; Series 2025, RB(a)	6.38%	10/15/2060	1,145	1,156,736
Indiana (State of) Finance Authority (Irvington Community School);
Series 2018 A, Ref. RB(a)	5.90%	07/01/2038	770	770,260
Series 2018 A, Ref. RB(a)	6.00%	07/01/2048	1,185	1,181,861
Indiana (State of) Finance Authority (Unidy Properties LLC);
Series 2025, RB	5.63%	07/01/2050	3,750	3,704,366
Series 2025, RB	5.25%	07/01/2055	2,400	2,220,329
Series 2025, RB	5.75%	07/01/2060	2,600	2,565,051
Indiana (State of) Housing & Community Development Authority (Evergreen Village at Bloomington); Series 2016, RB	5.50%	01/01/2037	3,640	3,641,127
Indiana (State of) Housing & Community Development Authority (Glasswater Creek of Whitestown); Series 2020, RB(a)	5.38%	10/01/2040	11,800	10,354,950
Indiana (State of) Housing & Community Development Authority (Hammond Assisted Living Community); Series 2016 A, RB	5.75%	01/01/2036	6,725	6,727,257
Indiana (State of) Housing & Community Development Authority (Lake Meadows Assisted Living); Series 2019 A, RB(a)	5.00%	01/01/2039	6,735	6,619,788
Indiana (State of) Housing & Community Development Authority (Vita of Greenfield); Series 2023 A, RB	6.88%	01/01/2043	21,575	22,440,500
Jeffersonville (City of), IN (Vivera Senior Living); Series 2020 A, RB(a)	5.25%	11/01/2040	5,115	4,496,605
Kokomo (City of), IN (Silver Birch at KOKOMO);
Series 2017, RB	5.75%	01/01/2034	905	893,102
Series 2017, RB	5.88%	01/01/2037	10,000	10,005,428
Lafayette (City of), IN (Glasswater Creek of Lafayette);
Series 2017, RB	5.60%	01/01/2033	695	699,194
Series 2017, RB	5.80%	01/01/2037	5,160	5,191,334
Merrillville (Town of), IN (Belvedere Housing); Series 2016, RB	5.75%	04/01/2036	4,965	4,966,311
Mishawaka (City of), IN; Series 2018, RB	5.75%	10/01/2038	17,035	17,164,781
Mishawaka (City of), IN (Silver Birch of Mishwaka);
Series 2017, RB(a)	5.10%	01/01/2032	310	309,658
Series 2017, RB(a)	5.38%	01/01/2038	6,975	6,991,057
Plainfield (Town of), IN (Glasswater Creek of Plainfield); Series 2018, RB	5.38%	09/01/2038	7,785	7,787,511
Terre Haute (City of), IN (Silver Birch of Terre Haute); Series 2017, RB	5.35%	01/01/2038	3,880	3,892,629
				162,380,462
Iowa–0.64%
Clear Lake (City of), IA (Timbercrest Apartments, LLC);
Series 2018, RB	6.00%	10/01/2043	1,405	1,406,733
Series 2018, RB	6.00%	10/01/2048	2,880	2,786,037
Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	11,250	11,253,898
Iowa (State of) Finance Authority (Lifespace Communities, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	13,570	13,048,920
Series 2023, Ref. RB	7.50%	05/15/2053	8,000	8,890,623
Iowa (State of) Finance Authority (PHS Council Bluffs, Inc.);
Series 2018, RB	5.00%	08/01/2038	750	750,004
Series 2018, RB	5.13%	08/01/2048	3,500	3,139,154
Series 2018, RB	5.25%	08/01/2055	4,000	3,545,783
Iowa (State of) Finance Authority (Riserville Holdings); Series 2021, RB(a)(c)	5.00%	12/01/2051	5,710	4,977,342
Iowa (State of) Finance Authority (Union at the Marina); Series 2024 A-1, RB(a)	6.00%	11/01/2042	7,210	7,425,199
				57,223,693
Kansas–0.33%
Goddard (City of), KS (Olympic Park Star Bond); Series 2021, RB	3.50%	06/01/2034	1,420	1,414,932
Manhattan (City of), KS; Series 2025 A, RB	5.50%	06/01/2060	2,500	2,523,126
Olathe (City of), KS; Series 2006, RB(h)(o)	5.00%	03/01/2026	2,018	383,489
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–(continued)
Wichita (City of), KS (Presbyterian Manors, Inc.);
Series 2024 VIII, Ref. RB	5.75%	05/15/2045	$9,925	$9,995,862
Series 2024 VIII, Ref. RB	5.88%	05/15/2050	5,890	5,720,552
Series 2024 VIII, Ref. RB	6.00%	05/15/2054	3,315	3,236,398
Wyandotte County-Kansas City Unified Government;
Series 2026, RB(a)	4.75%	03/01/2041	2,050	2,057,385
Series 2026, RB(a)	5.50%	03/01/2046	4,150	4,162,551
				29,494,295
Kentucky–0.33%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(a)(c)	4.70%	01/01/2052	5,500	5,258,068
Louisville and Jefferson County Metropolitan Sewer District; Series 2025, RB(l)	5.00%	05/15/2053	16,685	17,463,387
Ludlow (City of), KY; Series 2023, RB(a)(g)	7.50%	03/01/2053	7,750	6,382,304
				29,103,759
Louisiana–1.55%
Juban Crossing Community Development District; Series 2024 B, RB	6.25%	06/01/2034	5,000	5,323,926
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Better Waterworks, Inc.); Series 2018 A, RB(a)(c)	5.25%	05/01/2043	1,220	1,159,026
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Glen Retirement System);
Series 2019 A, RB	5.00%	01/01/2049	16,535	13,087,820
Series 2019 A, RB	5.00%	01/01/2055	12,000	9,094,277
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Green Bonds); Series 2018, RB(a)	5.38%	11/01/2038	1,515	1,583,193
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Martin Parish Gomesa); Series 2019, RB(a)	4.40%	11/01/2044	2,620	2,625,983
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. Tammany Parish Gomesa); Series 2020, RB(a)	3.88%	11/01/2045	3,585	3,318,733
Louisiana (State of) Public Facilities Authority (Acadiana Renaissance Charter Academy);
Series 2025, RB(a)	6.15%	06/15/2055	2,500	2,567,916
Series 2025, RB(a)	6.00%	06/15/2059	5,200	5,266,942
Louisiana (State of) Public Facilities Authority (I-10 Calcasieu River Bridge); Series 2024, RB(c)	5.75%	09/01/2064	40,830	42,525,870
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,683,142
Louisiana (State of) Public Facilities Authority (Waste Pro USA, Inc.); Series 2023, RB(a)(b)(c)	6.75%	10/01/2028	11,000	11,677,731
Plaquemines Port Harbor & Terminal District (NOLA Terminal LLC); Series 2024 A, RB(a)	9.00%	12/01/2044	25,935	22,959,332
St. James (Parish of), LA (Nustar Logistics, L.P.);
Series 2010 2, RB(a)	6.35%	07/01/2040	5,115	5,659,279
Series 2010 2, RB(a)	6.35%	10/01/2040	440	486,803
				138,019,973
Maine–0.16%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.); Series 2024, Ref. RB(a)(b)(c)	4.63%	06/01/2035	2,125	2,222,764
Rumford (Town of), ME (Boise Cascade Corp.); Series 2001, Ref. RB(c)	6.88%	10/01/2026	12,265	12,295,071
				14,517,835
Maryland–0.58%
Baltimore (City of), MD (Centerwest Development);
Series 2017 A, RB	5.38%	06/01/2036	1,100	1,102,228
Series 2017 A, RB	5.50%	06/01/2043	1,360	1,361,416
Baltimore (City of), MD (Convention Center Hotel);
Series 2017, Ref. RB	5.00%	09/01/2027	2,780	2,837,662
Series 2017, Ref. RB	5.00%	09/01/2028	4,350	4,439,213
Series 2017, Ref. RB	5.00%	09/01/2029	3,630	3,704,483
Series 2017, Ref. RB	5.00%	09/01/2031	1,210	1,233,624
Series 2017, Ref. RB	5.00%	09/01/2033	1,000	1,017,534
Series 2017, Ref. RB	5.00%	09/01/2034	1,105	1,123,077
Series 2017, Ref. RB	5.00%	09/01/2035	2,250	2,283,409
Series 2017, Ref. RB	5.00%	09/01/2036	3,525	3,572,172
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2025, Ref. RB	5.25%	07/01/2052	12,000	12,647,394
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(c)	5.25%	06/30/2052	$7,000	$7,029,596
Maryland Economic Development Corp. (Purple Line) (Green Bonds); Series 2022 B, RB(c)	5.25%	06/30/2055	9,290	9,309,995
				51,661,803
Massachusetts–1.36%
Massachusetts (Commonwealth of);
Series 2025, GO Bonds(l)	5.00%	11/01/2052	27,815	28,964,886
Series 2025, RB(l)	5.00%	06/01/2050	15,000	15,576,329
Series 2025, RB(l)	5.00%	06/01/2052	15,000	15,586,086
Series 2025, RB(k)(l)	5.25%	07/01/2052	13,705	14,697,575
Massachusetts (Commonwealth of) Development Finance Agency (Brown University);
Series 2025, RB	5.25%	08/15/2045	5,805	6,120,138
Series 2025, RB	5.50%	08/15/2050	9,510	10,028,864
Massachusetts (Commonwealth of) Development Finance Agency (Linden Ponds, Inc. Facility); Series 2018, RB(a)	5.13%	11/15/2046	4,565	4,636,338
Massachusetts (Commonwealth of) Development Finance Agency (Newbridge Charles, Inc.); Series 2017, Ref. RB(a)	5.00%	10/01/2057	3,100	3,036,936
Massachusetts (Commonwealth of) Development Finance Agency (Suffolk University); Series 2025, Ref. RB	6.00%	07/01/2050	6,350	6,786,310
Massachusetts (Commonwealth of) Port Authority; Series 2022, RB(c)(l)	5.00%	07/01/2046	15,000	15,478,919
				120,912,381
Michigan–1.39%
Advanced Technology Academy; Series 2019, Ref. RB	5.00%	11/01/2044	1,175	1,154,460
American Montessori Academy; Series 2017, RB	7.00%	12/01/2046	1,430	1,443,932
Charyl Stockwell Academy;
Series 2015, Ref. RB	5.50%	10/01/2035	2,395	2,395,600
Series 2015, Ref. RB	5.75%	10/01/2045	4,140	3,983,211
Grand Rapids Economic Development Corp. (Clark Retirement Community, Inc.);
Series 2019 A, Ref. RB	5.50%	04/01/2039	4,365	4,349,053
Series 2019 A, Ref. RB	5.75%	04/01/2049	18,320	16,460,126
Series 2019 A, Ref. RB	5.75%	04/01/2054	8,290	7,245,998
Series 2019 B, RB	6.00%	04/01/2027	1,780	1,761,609
Kalamazoo Economic Development Corp. (Friendship Village of Kalamazoo); Series 2026, RB(a)	6.25%	08/15/2061	2,240	2,283,020
Michigan (State of); Series 2025, RB(l)	5.50%	11/15/2049	13,180	14,339,700
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,400	1,399,879
Series 2007, RB	6.50%	12/01/2037	465	465,374
Series 2008 C, RB(e)	0.00%	06/01/2058	579,475	13,535,725
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB(b)(j)	5.00%	05/15/2026	10,000	10,053,570
Michigan (State of) Finance Authority (Huron Academy);
Series 2024, Ref. RB	5.00%	10/01/2044	1,380	1,361,358
Series 2024, Ref. RB	5.00%	10/01/2054	2,000	1,847,792
Michigan (State of) Finance Authority (Old Redforf Academy); Series 2010 A, RB	5.90%	12/01/2030	800	800,223
Michigan (State of) Finance Authority (Universal Learning Academy); Series 2018, Ref. RB	5.75%	11/01/2040	2,000	2,039,971
Michigan (State of) Housing Development Authority; Series 2023 A, RB(l)	5.15%	10/01/2058	20,000	20,423,546
Pontiac (City of), MI Arts & Technology Academy; Series 2016, Ref. RB(b)(j)	6.00%	03/23/2026	3,465	3,472,456
Wayne (County of), MI; Series 1999, RB(c)	6.00%	12/01/2029	12,875	12,907,660
				123,724,263
Minnesota–1.12%
Bethel (City of), MN (Benedictine Health System - St. Peter Communities); Series 2018 A, Ref. RB	5.50%	12/01/2048	3,330	3,291,932
Bethel (City of), MN (Birchwood Landing At The Lakes At Stillwater Project); Series 2019, RB	5.00%	05/01/2054	1,000	909,195
Bethel (City of), MN (Ecumen Obligated Group); Series 2024, Ref. RB	6.13%	03/01/2049	1,500	1,500,525
Brainerd (City of), MN;
Series 2025, RB	5.75%	05/01/2050	3,130	3,196,781
Series 2025, RB	6.00%	05/01/2055	3,250	3,344,593
Series 2025, RB	6.00%	05/01/2060	3,000	3,059,685
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Brooklyn Center (City of), MN (Sanctuary at at Brooklyn Center);
Series 2016 A, RB	5.50%	11/01/2035	$8,634	$6,044,027
Series 2016 B, RB	6.50%	11/01/2035	2,988	2,091,365
Brooklyn Park (City of), MN (Prairie Seeds Academy); Series 2024, Ref. RB	5.25%	06/15/2064	8,020	7,435,761
Cottonwood (City of), MN (Extreme Holdings LLC);
Series 2021 A, RB(a)(c)	5.00%	12/01/2050	6,630	5,525,684
Series 2021 B, RB(a)	6.50%	12/01/2026	170	168,609
Dakota (County of), MN Community Development Agency (Sanctuary at West St. Paul); Series 2015, RB	6.00%	08/01/2035	8,035	7,467,257
Independence (City of), MN (Spero Academy);
Series 2021 A, RB	5.00%	07/01/2056	13,325	10,528,995
Series 2021 B, RB	6.00%	07/01/2028	445	439,517
International Falls (City of), MN (Boise Cascade Corp.); Series 1999, Ref. RB(c)	6.85%	12/01/2029	6,685	6,702,658
Lakes Area Economic Development Authority; Series 2026, RB	5.88%	11/01/2062	1,500	1,505,838
Minneapolis (City of), MN (Kipp North Star); Series 2020 A, RB	5.75%	07/01/2055	11,765	9,263,588
Minneapolis (City of), MN (Spero Academy);
Series 2017 A, RB(a)	6.25%	07/01/2037	1,075	1,089,416
Series 2017 A, RB(a)	6.50%	07/01/2048	4,740	4,761,511
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	7,071,322
Oakdale (City of), MN; Series 2025, Ref. RB	5.50%	12/01/2045	2,595	2,633,053
Rochester (City of), MN (Homestead at Rochester, Inc.); Series 2013 A, RB	6.88%	12/01/2048	5,200	5,203,490
Shakopee (City of), MN; Series 2025, Ref. RB	5.88%	11/01/2065	3,000	3,049,478
St. Paul (City of), MN Housing & Redevelopment Authority (Great Northern Lofts); Series 2004, RB	6.25%	03/01/2029	877	822,667
St. Paul (City of), MN Housing & Redevelopment Authority (Great River School); Series 2017 A, RB(a)	5.50%	07/01/2052	1,075	1,035,345
St. Paul (City of), MN Housing & Redevelopment Authority (Twin Cities German Immersion School);
Series 2019, RB	5.00%	07/01/2049	1,000	929,075
Series 2019, RB	5.00%	07/01/2055	1,000	904,358
				99,975,725
Mississippi–0.17%
Mississippi (State of) Hospital Equipment & Facilities Authority (Ochsner Clinic Foundation); Series 2025, Ref. RB	5.50%	05/15/2055	10,000	10,683,142
Stonebridge Public Improvement District; Series 2007, RB(i)	7.50%	10/01/2042	16,410	4,430,700
				15,113,842
Missouri–0.91%
Branson (City of), MO Commerce Park Community Improvement District; Series 2007 A, RB (Acquired 06/28/2007-07/05/2007; Cost $4,787,198)(f)(i)	5.75%	06/01/2026	4,900	1,960,000
Branson (City of), MO Industrial Development Authority (Branson Hills Redevelopment);
Series 2005 A, RB(h)	7.05%	05/01/2027	6,755	5,066,250
Series 2007 A, RB(h)	5.75%	05/01/2026	1,295	971,250
Branson (City of), MO Industrial Development Authority (Branson Landing Retail); Series 2005, RB	5.50%	06/01/2029	1,550	1,536,614
Broadway-Fairview Transportation Development District; Series 2006 A, RB(h)	6.13%	12/01/2036	570	176,700
Callaway (County of), MO Industrial Development Authority (Westminster College); Series 2021 C, RB	5.25%	10/01/2051	3,420	2,824,891
Chesterfield Valley Transportation Development District; Series 2018, RB	5.50%	05/15/2046	2,811	2,811,321
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB	5.63%	04/01/2027	2,345	2,351,330
Dardenne Town Square Transportation Development District;
Series 2006 A, RB(o)	5.00%	05/01/2026	3,020	1,026,800
Series 2006 A, RB(o)	5.00%	05/01/2036	3,825	1,300,500
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(a)	5.25%	12/01/2048	4,900	4,905,677
Kansas City (City of), MO Industrial Development Authority (Historic Northeast Redevelopment Plan); Series 2024, RB(a)	5.00%	06/01/2046	1,875	1,898,078
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB(c)	5.00%	03/01/2054	12,765	12,812,560
Kansas City (City of), MO Industrial Development Authority (Platte Purchase); Series 2025, Ref. RB(a)	6.00%	01/01/2048	4,100	4,211,136
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(a)	5.00%	04/01/2046	$1,890	$1,820,220
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2028	1,135	1,149,997
Series 2017 A, Ref. RB	5.25%	05/15/2042	1,750	1,752,584
Series 2017 A, Ref. RB	5.25%	05/15/2050	4,100	3,816,739
Lee’s Summit (City of), MO Industrial Development Authority; Series 2007, RB(h)(i)	5.75%	03/01/2029	508	91,484
Lee’s Summit (City of), MO Industrial Development Authority (Summit Fair Community Improvement District); Series 2012, RB	6.00%	05/01/2042	2,800	2,799,829
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2024, Ref. RB	5.25%	02/01/2054	3,640	3,667,032
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2025, Ref. RB(a)	6.25%	10/01/2055	4,400	4,468,093
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	370	344,973
Rock Hill (City of), MO Industrial Development Authority (Market at McKnight Redevelopment); Series 2015 A, RB	4.50%	11/01/2028	215	206,744
St. Louis (City of), MO;
Series 2007 A, RB(h)	5.50%	09/02/2028	1,108	232,680
Series 2007, RN(h)(o)	6.30%	04/01/2027	3,043	152,150
St. Louis (City of), MO (Abbey Condominiums); Series 2007, RB(h)	5.50%	05/29/2028	2,031	304,647
St. Louis (City of), MO (Printers Lofts Tax Increment Financing); Series 2006, RB(h)(o)	6.00%	08/21/2026	1,660	116,200
St. Louis (City of), MO (Washington Park Redevelopment);
Series 2006, RB(h)(o)	6.00%	08/21/2026	2,442	293,040
Series 2007 A, RN(h)	5.50%	01/20/2028	2,079	644,490
Series 2007 B, RN(h)(i)	5.50%	01/20/2028	1,510	15,100
St. Louis (City of), MO Industrial Development Authority (The); Series 2010 A, RB(i)	8.00%	04/27/2033	4,580	45,800
St. Louis (City of), MO Land Clearance for Redevelopment Authority (Scottrade Center);
Series 2018 A, RB	5.00%	04/01/2048	5,205	5,230,305
Series 2018 B, RB	6.38%	04/01/2043	2,000	1,748,214
St. Louis (County of), MO Industrial Development Authority; Series 2019 A, Ref. RB(a)	5.88%	03/01/2033	3,100	3,080,371
Stone Canyon Community Improvement District (Infrastructure Improvement); Series 2007, RB(h)(i)	5.75%	04/01/2027	975	204,750
Taney (County of), MO Industrial Development Authority (Big Cedar Infrastructure); Series 2023, RB(a)	6.00%	10/01/2049	4,575	4,597,105
				80,635,654
Montana–0.05%
Hardin (City of), MT; Series 2006, RB(h)(o)	6.25%	09/01/2031	5,935	712,200
Kalispell (City of), MT (Immanuel Living At Buffalo Hill); Series 2025, Ref. RB	6.00%	05/15/2060	4,000	4,119,099
				4,831,299
Nebraska–0.64%
Omaha Public Power District; Series 2025, RB(l)	5.25%	02/01/2055	33,690	36,068,204
Tender Option Bond Trust Receipts/Certificates; Series 2025, RB(l)	5.00%	02/01/2055	19,500	20,565,102
				56,633,306
Nevada–0.21%
Clark (County of), NV (Special Improvement District No. 128); Series 2007 A, RB	5.05%	02/01/2031	730	735,421
Henderson (City of), NV Local Improvement District No. T-22 (Rainbow Canyon Phase II); Series 2023, RB	5.25%	03/01/2053	1,175	1,181,023
Las Vegas (City of), NV Special Improvement District No. 815; Series 2020, RB	5.00%	12/01/2049	945	955,088
Nevada (State of) Department of Business & Industry (Green Bonds); Series 2025, RB(a)(b)(c)	12.00%	11/02/2026	10,110	5,459,400
Reno (City of), NV; Series 2025, RB(a)	5.25%	06/01/2054	1,000	1,007,322
Reno (City of), NV (ReTRAC - Reno Transportation Rail Access Corridor); Series 2018 C, Ref. RB(a)(e)	0.00%	07/01/2058	16,500	2,632,308
Reno-Tahoe Airport Authority (Tahoe International Airport); Series 2024, RB(c)	5.25%	07/01/2049	6,535	6,821,710
				18,792,272
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–2.22%
New Hampshire (State of) Business Finance Authority;
Series 2025 A, RB(a)(e)	0.00%	02/01/2035	$62,703	$35,280,495
Series 2025, RB(a)(e)	0.00%	12/15/2032	6,396	4,116,974
New Hampshire (State of) Business Finance Authority (Canyon Ranch); Series 2025, RB(a)(e)	0.00%	12/01/2035	16,125	8,369,794
New Hampshire (State of) Business Finance Authority (Grace Christian School);
Series 2025, RB	5.75%	08/01/2055	15,800	15,648,126
Series 2025, RB	6.00%	08/01/2065	7,515	7,557,177
New Hampshire (State of) Business Finance Authority (Megatel); Series 2025, RB(a)(e)	0.00%	12/15/2033	13,426	8,482,233
New Hampshire (State of) Business Finance Authority (River Ranch); Series 2025, RB(a)(e)	0.00%	12/01/2031	29,738	20,791,711
New Hampshire (State of) Business Finance Authority (Social Bonds); Series 2022-2A, RB	4.00%	10/20/2036	24,787	25,319,394
New Hampshire (State of) Business Finance Authority (Social Certificates);
Series 2024-1A, RB(b)	4.15%	10/01/2034	8	7,766
Series 2024-3, Revenue Ctfs.	4.16%	10/01/2051	17,328	17,879,645
New Hampshire (State of) Business Finance Authority (The Attwater); Series 2024, RB(a)(e)	0.00%	04/01/2032	5,000	3,404,870
New Hampshire (State of) Business Finance Authority (The Wildflower Project); Series 2025, RB(a)(e)	0.00%	12/15/2033	5,620	3,465,308
New Hampshire (State of) Business Finance Authority (Thomas Ranch); Series 2024, RB(a)(e)	0.00%	12/01/2034	43,000	23,937,253
New Hampshire (State of) Business Finance Authority (Vista (The));
Series 2019 A, RB(a)	5.25%	07/01/2039	1,400	1,419,055
Series 2019 A, RB(a)	5.63%	07/01/2046	770	775,622
Series 2019 A, RB(a)	5.75%	07/01/2054	5,430	5,447,149
New Hampshire (State of) Housing Finance Authority; Series 2026, RB(a)(e)	0.00%	12/01/2040	21,065	7,470,885
New Hampshire (State of) Housing Finance Authority (University Hospitals Home Care Services, Inc.);
Series 2024, RB(a)	5.63%	12/15/2033	5,295	5,496,478
Series 2024, RB(a)	6.25%	12/15/2038	2,545	2,715,577
				197,585,512
New Jersey–1.35%
New Jersey (State of) Economic Development Authority; Series 2019 B, RB (Acquired 10/18/2019; Cost $49,297)(a)(f)	5.75%	10/01/2026	50	49,847
New Jersey (State of) Economic Development Authority (Black Horse EHT Urban Renewal LLC); Series 2019 A, RB (Acquired 10/18/2019; Cost $6,000,000)(a)(f)	5.00%	10/01/2039	6,000	4,696,646
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, RB(c)	5.25%	09/15/2029	3,255	3,261,388
Series 2000 B, RB(c)	5.63%	11/15/2030	8,550	8,583,210
Series 2003, RB(c)	5.50%	06/01/2033	8,000	8,023,831
Series 2012, RB(c)	5.75%	09/15/2027	6,135	6,149,310
New Jersey (State of) Economic Development Authority (Golden Door Charter School); Series 2018 A, RB(a)	6.50%	11/01/2052	690	708,230
New Jersey (State of) Economic Development Authority (Katikvah International Academy Charter School); Series 2017 A, RB(a)	5.38%	07/01/2047	1,865	1,746,876
New Jersey (State of) Economic Development Authority (Leap Academy University Charter School, Inc.);
Series 2014 A, RB(a)	6.00%	10/01/2034	515	515,671
Series 2014 A, RB(a)	6.20%	10/01/2044	750	750,518
Series 2014 A, RB(a)	6.30%	10/01/2049	650	650,341
New Jersey (State of) Economic Development Authority (Marion P. Thomas Charter School); Series 2018 A, RB(a)	5.38%	10/01/2050	5,000	4,621,074
New Jersey (State of) Health Care Facilities Financing Authority; Series 2018, RB (Acquired 09/14/2018; Cost $4,860,000)(a)(f)	5.75%	10/01/2038	4,860	3,578,257
New Jersey (State of) Transportation Trust Fund Authority; Series 2025 AA, RB	5.00%	06/15/2045	6,500	7,061,760
New Jersey Transportation Trust Fund Authority; Series 2025, RB(k)(l)	5.25%	06/15/2050	20,000	21,297,170
New Jersey Turnpike Authority; Series 2025, RB(k)(l)	5.25%	01/01/2055	13,750	14,781,511
Tobacco Settlement Financing Corp.; Series 2018 B, Ref. RB	5.00%	06/01/2046	33,850	33,539,433
				120,015,073
New Mexico–0.02%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	615	615,552
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Mexico–(continued)
Mariposa East Public Improvement District;
Series 2015 A, RB	5.90%	09/01/2032	$35	$35,073
Series 2015 B, RB	5.90%	09/01/2032	235	235,491
Series 2015 C, RB	5.90%	09/01/2032	305	305,638
Series 2015 D, RB(e)	0.00%	03/01/2032	330	192,666
				1,384,420
New York–15.60%
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.); Series 2026, RB(a)	5.63%	06/01/2061	2,000	2,005,624
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School); Series 2025, RB(a)	6.00%	07/01/2060	2,000	2,025,976
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(a)	5.38%	10/15/2055	3,000	2,938,413
City of New York NY; Series 2025, GO Bonds(l)	5.50%	08/01/2050	10,000	10,929,808
Erie Tobacco Asset Securitization Corp.; Series 2005 D, RB(e)	0.00%	06/01/2055	18,200	1,474,788
Essex (County of), NY Industrial Development Agency; Series 2017, RB (Acquired 05/11/2017; Cost $4,025,000)(c)(f)	6.25%	06/01/2047	4,025	2,415,000
Guilderland (Town of), NY Industrial Development Agency; Series 2017 A, RB(a)(i)	5.88%	01/01/2052	5,400	2,700,000
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.25%	11/15/2056	5,005	5,018,273
Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(n)(p)	1.05%	11/15/2050	2,800	2,800,000
Metropolitan Transportation Authority (Green Bonds);
Series 2020 A-1, RB	4.00%	11/15/2052	12,000	10,514,270
Series 2020 C-1, RB	4.75%	11/15/2045	15,000	15,182,989
Series 2020 C-1, RB	5.00%	11/15/2050	16,145	16,471,198
Series 2024 A, Ref. RB	5.25%	11/15/2049	20,000	21,103,868
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School);
Series 2024, RB(a)	5.00%	07/01/2054	2,790	2,590,890
Series 2024, RB(a)	5.00%	07/01/2059	1,350	1,239,502
Monroe County Industrial Development Corp. (Social Bonds); Series 2022, RB(a)	5.88%	07/01/2052	2,675	2,681,942
Monroe County Industrial Development Corp. (St. Ann’s Community); Series 2019, Ref. RB	5.00%	01/01/2050	1,715	1,541,244
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB	4.00%	07/01/2050	5,715	5,342,395
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2051	30,000	30,000,288
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(e)(h)	0.00%	01/01/2058	8,272	0
Nassau County Tobacco Settlement Corp.;
Series 2006 A-3, RB	5.00%	06/01/2035	3,000	2,374,317
Series 2006 A-3, RB	5.13%	06/01/2046	3,775	2,768,429
New York & New Jersey (States of) Port Authority;
Series 2019 220, RB(c)	4.00%	11/01/2059	25,765	22,998,481
Series 2020 221, RB(c)	4.00%	07/15/2055	31,230	28,282,619
Series 2020 221, RB(c)	4.00%	07/15/2060	15,590	13,905,854
Two Hundred and Eighteenth Series 2019, RB(c)(l)	5.00%	11/01/2044	46,300	48,053,659
Two Hundred Thirty-First Series 2022, Ref. RB(c)	5.50%	08/01/2047	10,000	10,683,232
Two Hundred Twenty Third Series 2021, Ref. RB(c)	4.00%	07/15/2046	1,645	1,576,204
Two Hundredth Series 2017, Ref. RB(l)	5.00%	10/15/2047	10,000	10,125,835
New York (City of), NY;
Series 2024 AA-1, RB(l)	5.25%	06/15/2053	15,000	15,869,756
Series 2025, RB(l)	5.00%	06/15/2051	10,000	10,380,351
Series 2025, RB(k)(l)	5.25%	02/01/2053	15,000	15,873,807
Series 2025, RB(l)	5.50%	05/01/2053	10,000	10,867,493
Subseries 2012 A-4, VRD GO Bonds (LOC - Sumitomo Mitsui Banking)(n)(p)	1.80%	10/01/2041	10,000	10,000,000
Subseries 2017 B-5, VRD GO Bonds(n)	1.05%	10/01/2046	10,000	10,000,000
New York (City of), NY Municipal Water Finance Authority;
Series 2014 AA-6, VRD RB(n)	1.05%	06/15/2048	20,000	20,000,000
Series 2025, RB(l)	5.00%	06/15/2052	21,210	22,013,664
Series 2025, VRD RB(n)	1.04%	06/15/2055	50,000	50,000,000
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY Transitional Finance Authority;
Series 2022 C-1, RB	4.00%	02/01/2051	$10,000	$9,176,181
Series 2022, RB(l)	5.00%	02/01/2051	12,000	12,454,586
Series 2023 A-1, RB(l)	5.00%	05/01/2053	15,500	16,044,425
Series 2023 F-1, RB	4.00%	02/01/2051	9,500	8,661,689
Series 2024 C, RB(k)(l)	5.25%	05/01/2050	30,000	31,878,909
Series 2024 C, RB(l)	5.00%	05/01/2053	20,000	20,740,754
New York (State of) Dormitory Authority;
Series 2018 E, Ref. RB(l)	5.00%	03/15/2041	23,765	25,016,054
Series 2021 E, Ref. RB	4.00%	03/15/2047	10,075	9,606,864
Series 2022 A, Ref. RB	4.00%	03/15/2049	5,710	5,396,535
Series 2025, RB(k)(l)	5.50%	07/01/2054	30,000	32,761,038
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB	4.00%	05/01/2054	10,210	9,162,659
Series 2024, Ref. RB	5.25%	05/01/2054	20,230	21,065,726
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	5,850	5,959,424
New York (State of) Power Authority (Green Bonds); Series 2025, RB (INS - AGI)(d)(l)	5.13%	11/15/2063	20,000	21,083,642
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2050	10,000	9,124,474
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	17,000	15,926,212
Series 2021 A-1, Ref. RB	4.00%	03/15/2054	37,075	34,613,802
Series 2021 A-1, Ref. RB	4.00%	03/15/2055	10,000	9,248,742
New York (State of) Thruway Authority (Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2057	17,075	15,787,233
New York Counties Tobacco Trust V; Series 2005 S4B, RB(a)(e)	0.00%	06/01/2060	234,000	10,127,988
New York State Urban Development Corp.; Series 2022 A, Ref. RB(l)	5.00%	03/15/2045	15,520	16,492,735
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(c)	5.25%	08/01/2031	11,200	11,725,326
Series 2020, Ref. RB(c)	5.38%	08/01/2036	9,800	10,335,874
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment); Series 2020, RB(c)	4.38%	10/01/2045	16,950	16,356,640
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(c)(d)	5.00%	06/30/2049	10,000	10,116,347
Series 2023, RB(c)	6.00%	06/30/2054	8,000	8,398,130
Series 2023, RB(c)	5.38%	06/30/2060	21,695	21,787,418
Series 2024, RB (INS - AGI)(c)(d)	5.25%	06/30/2060	24,690	25,275,185
Series 2024, RB(c)	5.50%	06/30/2060	39,245	40,118,386
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2023, RB (INS - BAM)(c)(d)	5.38%	06/30/2060	11,055	11,313,160
Series 2025, RB(c)	6.00%	06/30/2059	4,000	4,269,277
Series 2025, RB (INS - AGI)(c)(d)	6.00%	06/30/2060	5,000	5,410,895
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2023, RB(c)	6.00%	04/01/2035	21,500	24,002,430
Series 2023, RB(c)	5.63%	04/01/2040	27,500	29,446,332
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2024, Ref. RB (INS - AGI)(c)(d)(g)	5.00%	12/31/2054	2,750	1,857,447
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(c)(d)	5.25%	12/31/2054	26,055	26,766,427
Series 2024, Ref. RB(c)	5.50%	12/31/2060	30,375	31,161,418
Suffolk Regional Off-Track Betting Corp.; Series 2024, RB	6.00%	12/01/2053	4,325	4,426,532
Triborough Bridge & Tunnel Authority;
Series 2025, RB(l)	5.00%	05/15/2051	59,330	61,589,797
Series 2025, RB(l)	5.25%	12/01/2054	29,165	31,132,453
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2019 A, RB(l)	5.00%	11/15/2049	$17,640	$18,056,357
Series 2021 A, RB	4.00%	11/15/2056	5,000	4,593,267
Series 2022 A, Ref. RB	4.00%	05/15/2051	18,225	16,896,084
Series 2022 D-2, RB(l)	5.25%	05/15/2047	16,700	17,861,645
Series 2025, RB(l)	5.25%	05/15/2052	25,000	26,455,138
Series 2025, RB(l)	5.25%	05/15/2059	20,000	21,073,410
Series 2025, RB(l)	5.25%	05/15/2064	29,825	31,342,058
Subseries 2023 B-1, RB(l)	5.25%	11/15/2053	34,565	36,687,336
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund); Series 2023 A, RB	4.25%	05/15/2058	40,000	38,041,304
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	4,045	3,760,955
Westchester County Local Development Corp.;
Series 2025, RB	7.50%	11/01/2055	10,000	11,244,479
Series 2026, RB(a)	6.50%	12/01/2065	1,500	1,546,667
				1,388,128,015
North Carolina–0.16%
Greater Asheville Regional Airport Authority; Series 2022 A, RB (INS - AGI)(c)(d)	5.50%	07/01/2052	4,315	4,504,376
North Carolina (State of) Medical Care Commission (Forest at Duke (The)); Series 2021, RB	4.00%	09/01/2051	1,285	1,080,531
North Carolina (State of) Medical Care Commission (Novant Health Obligated Group); Series 2019, RB	4.00%	11/01/2052	10,000	9,053,274
				14,638,181
North Dakota–0.00%
Grand Forks (County of), ND (Green Bonds);
Series 2021, RB (Acquired 05/21/2021; Cost $3,000,000)(a)(c)(f)(i)	6.63%	12/15/2031	3,000	30
Series 2021, RB (Acquired 05/21/2021-09/08/2021; Cost $23,643,484)(a)(c)(f)(i)	7.00%	12/15/2043	23,500	235
				265
Northern Mariana Islands–0.20%
Northern Mariana Islands (Commonwealth of); Series 2007 B, Ref. GO Bonds(a)	5.00%	10/01/2033	17,690	17,688,820
Ohio–3.30%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	144,085	119,161,609
Series 2020 B-3, Ref. RB(e)	0.00%	06/01/2057	66,800	5,199,151
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2024, Ref. RB(a)	5.38%	01/01/2039	1,500	1,567,246
Series 2024, Ref. RB(a)	5.88%	01/01/2049	1,650	1,666,616
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Flats East Bank); Series 2021, Ref. RB(a)	4.50%	12/01/2055	725	590,564
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement); Series 2017, RB(a)	7.00%	11/15/2048	9,830	10,154,923
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation);
Series 2018, Ref. RB	5.25%	12/01/2038	815	835,128
Series 2018, Ref. RB	5.50%	12/01/2043	2,735	2,792,052
Series 2018, Ref. RB	5.50%	12/01/2053	2,900	2,911,326
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus); Series 2025, RB(a)	6.05%	01/01/2046	1,700	1,740,396
Columbus Regional Airport Authority (John Glenn Columbus International Airport); Series 2025, Ref. RB(c)	5.50%	01/01/2055	13,200	13,996,043
Cuyahoga (County of), OH (MetroHealth System);
Series 2017, Ref. RB	5.00%	02/15/2042	13,795	13,842,967
Series 2017, Ref. RB	5.25%	02/15/2047	10,880	10,844,304
Series 2017, Ref. RB	5.00%	02/15/2057	12,705	11,606,171
Series 2017, Ref. RB	5.50%	02/15/2057	10,810	10,666,404
Dayton-Montgomery County Port Authority (The Hunters Path); Series 2023, RB(a)	7.50%	12/01/2055	4,575	4,818,789
Franklin (County of), OH (Wesley Communities); Series 2020, Ref. RB	5.25%	11/15/2055	2,840	2,674,369
Hamilton (County of), OH (Life Enriching Communities); Series 2025, Ref. RB	5.50%	01/01/2055	3,000	3,082,920
Hamilton (County of), OH (UC Health); Series 2025 A, Ref. RB	5.50%	08/01/2051	3,500	3,608,696
Hickory Chase Community Authority (Senior Bonds); Series 2019, Ref. RB(a)	5.00%	12/01/2040	1,625	1,682,412
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
Marion (County of), OH (United Church Homes, Inc.);
Series 2019, Ref. RB	5.00%	12/01/2039	$2,300	$2,014,778
Series 2019, Ref. RB	5.13%	12/01/2049	7,760	6,016,339
Norwood (City of), OH (Central Park); Series 2017, RB	6.00%	12/01/2046	1,005	1,011,317
Ohio (State of) Air Quality Development Authority (AMG Vanadium Project); Series 2019, RB(a)(c)	5.00%	07/01/2049	5,000	4,663,951
Ohio (State of) Higher Educational Facility Commission (Hiram College); Series 2015, Ref. RB	6.00%	10/01/2041	20,795	20,247,156
Ohio (State of) Higher Educational Facility Commission (John Carroll University 2025);
Series 2025, RB	5.50%	10/01/2050	2,000	2,006,450
Series 2025, RB	5.50%	10/01/2057	3,645	3,628,300
Ohio (State of) Housing Finance Agency;
Series 2025, RB(a)	8.75%	01/01/2036	1,450	1,473,954
Series 2025, RB(a)	8.75%	01/01/2036	615	625,254
Series 2025, RB(a)	8.75%	01/01/2039	1,165	1,180,893
Series 2025, RB(a)	6.25%	01/01/2045	3,500	3,682,699
Series 2025, RB(a)	6.38%	01/01/2045	3,560	3,770,644
Series 2025, RB(a)	6.10%	01/01/2046	3,535	3,632,143
Ohio (State of) Housing Finance Agency (Silver Birch of Mansfield); Series 2024, RB(a)	6.00%	01/01/2045	2,480	2,547,702
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	2,999,864
Warren (County of), OH Port Authority;
Series 2019 D, RB(a)	4.00%	12/01/2039	2,015	1,926,718
Series 2019 D, RB(a)	5.00%	12/01/2052	3,670	3,483,400
Series 2019, RB(a)	5.25%	12/01/2052	5,930	5,136,899
				293,490,547
Oklahoma–0.22%
Atoka (County of), OK Health Care Authority (Atoka Memorial Hospital); Series 2007, RB	6.63%	10/01/2037	3,760	3,534,868
Oklahoma (County of), OK Finance Authority (Astec);
Series 2024, RB(a)	6.00%	06/15/2044	1,375	1,386,368
Series 2024, RB(a)	6.25%	06/15/2054	2,475	2,442,734
Series 2024, RB(a)	6.50%	06/15/2064	3,425	3,440,217
Oklahoma (State of) Ordnance Works Authority (Ralston Purina Co.); Series 1996, PCR(c)	6.50%	09/01/2026	100	100,277
Tulsa (City of), OK Authority for Economic Opportunity (Vast Bank); Series 2021, RB(a)	4.00%	12/01/2043	2,225	2,056,771
Tulsa Municipal Airport Trust Trustees (American Airlines, Inc.);
Series 2025, Ref. RB(c)	6.25%	12/01/2035	4,000	4,706,123
Series 2025, Ref. RB(c)	6.25%	12/01/2040	2,000	2,277,778
				19,945,136
Ontario–0.20%
Affordable Housing Tax-Exempt Bond Pass-Thru Trust; Series 2023-1, RB(a)	6.00%	10/05/2040	17,188	17,569,073
Oregon–1.01%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa);
Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	1,000,877
Series 2020 A, Ref. RB	5.38%	11/15/2055	1,250	1,251,259
Oregon (State of) Facilities Authority;
Series 2025, Ref. RB(a)	5.63%	06/15/2055	810	814,347
Series 2025, Ref. RB(a)	6.00%	06/15/2065	1,245	1,274,176
Portland (Port of), OR;
Series 2023-28, RB(c)	4.00%	07/01/2042	7,385	7,340,758
Twenty Eighth Series 2022, RB(c)	4.00%	07/01/2047	22,220	20,346,065
Twenty Seventh Series 2020 A, RB(c)	4.00%	07/01/2050	11,680	10,461,528
Portland (Port of), OR (Portland International Airport); Series 2022 28, RB(c)	5.00%	07/01/2052	30,000	30,602,172
Washington & Multnomah Counties School District No. 48J Beaverton;
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2044	5,000	2,127,543
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2045	2,500	993,548
Series 2025 A, GO Bonds (CEP - Oregon School Bond Guaranty)(e)	0.00%	06/15/2046	3,660	1,354,861
Yamhill (County of), OR Hospital Authority (Friendsview Retirement Community); Series 2016 A, Ref. RB	5.00%	11/15/2046	3,460	3,211,384
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–(continued)
Yamhill (County of), OR Hospital Authority (Friendsview);
Series 2021 A, Ref. RB	5.00%	11/15/2046	$3,125	$2,900,455
Series 2021 A, Ref. RB	5.00%	11/15/2051	2,075	1,836,496
Series 2021 A, Ref. RB	5.00%	11/15/2056	5,260	4,551,561
				90,067,030
Pennsylvania–2.18%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (615 Waterfront); Series 2021, RB(a)	6.00%	05/01/2042	3,640	3,868,427
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (City Center);
Series 2018, RB(a)	5.38%	05/01/2042	8,000	8,112,866
Series 2022, RB(a)	5.25%	05/01/2042	3,470	3,612,592
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Neuweiler Lofts); Series 2023, RB(a)	6.25%	05/01/2042	7,965	8,205,517
Allentown (City of), PA Neighborhood Improvement Zone Development Authority (Waterfront-30 E. Allen Street); Series 2024, RB(a)	6.00%	05/01/2042	1,615	1,684,814
Chester (County of), PA Health & Education Facilities Authority (Main Line Health System); Series 2020 A, RB	4.00%	09/01/2050	7,625	6,891,252
Chester (County of), PA Industrial Development Authority (Hickman (The));
Series 2016, RB	5.25%	01/01/2037	1,710	1,714,491
Series 2016, RB	5.50%	01/01/2052	11,080	9,988,097
Chester (County of), PA Industrial Development Authority (Woodlands at Greystone);
Series 2018, RB(a)	5.00%	03/01/2038	285	288,307
Series 2018, RB(a)	5.13%	03/01/2048	628	628,922
Crawford (County of), PA Hospital Authority Meadville Medical Center); Series 2016 A, Ref. RB	6.00%	06/01/2051	4,310	4,312,775
Lehigh (County of), PA (Lehigh Valley Health Network); Series 2019, Ref. RB	4.00%	07/01/2049	4,600	4,005,905
Montgomery (County of), PA Higher Education & Health Authority (Pennsylvania LTC, Inc.);
Series 2017, Ref. RB (Acquired 10/25/2017-02/13/2019; Cost $1,250,272)(f)	5.00%	12/01/2032	1,260	1,119,240
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $1,705,000)(f)	5.25%	12/01/2037	1,705	1,419,574
Series 2017, Ref. RB (Acquired 10/25/2017; Cost $487,605)(f)	5.30%	12/01/2038	500	411,909
Series 2017, Ref. RB (Acquired 10/25/2017-10/26/2017; Cost $3,128,288)(f)	5.38%	12/01/2047	3,140	2,229,199
Montgomery (County of), PA Higher Education & Health Authority (Thomas Jefferson University); Series 2022, Ref. RB	5.00%	05/01/2057	7,000	7,051,011
Montgomery (County of), PA Industrial Development Authority (ACTS Retirement-Life Communities, Inc.); Series 2025 A, Ref. RB	5.00%	11/15/2055	5,000	5,007,652
Northampton (County of), PA Industrial Development Authority (Northampton Generating Co. L.P.);
Series 2013 A, RB (Acquired 04/03/2013; Cost $7,245,256)(f)(i)	5.00%	06/30/2027	8,239	3,625,008
Series 2013, RB(i)	5.00%	06/30/2027	4,538	816,871
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	1,000	1,097,093
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges);
Series 2022, RB(c)	5.25%	06/30/2053	10,000	10,176,166
Series 2022, RB(c)	6.00%	06/30/2061	11,100	11,806,717
Pennsylvania (Commonwealth of) Housing Finance Agency; Series 2018, RB (CEP - FNMA)	3.60%	08/01/2035	12	12,290
Pennsylvania (Commonwealth of) Housing Finance Agency (Social Bonds);
Series 2024, RB	4.80%	10/01/2051	10,000	10,040,363
Series 2025, RB	4.63%	10/01/2045	5,200	5,292,149
Series 2025-149A, RB(l)	5.15%	10/01/2050	8,000	8,167,598
Series 2026, RB	4.50%	10/01/2046	3,665	3,691,532
Pennsylvania Housing Finance Agency; Series 2025, RB(l)	5.20%	04/01/2053	8,000	8,210,260
Philadelphia (City of), PA Authority for Industrial Development (Green Woods Charter school); Series 2022 A, Ref. RB	5.25%	06/15/2052	1,000	979,933
Philadelphia Authority for Industrial Development; Series 2025, RB(l)	5.50%	07/01/2053	50,000	54,114,390
Tender Option Bond Trust Receipts/Certificates; Series 2025, VRD RB(a)(c)(n)	1.93%	06/30/2048	5,000	5,000,000
				193,582,920
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–6.31%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	$27,200	$27,646,363
Series 2002, RB	5.63%	05/15/2043	108,400	110,062,498
Series 2005 B, RB(e)	0.00%	05/15/2055	127,450	15,862,376
Series 2008 A, RB(e)	0.00%	05/15/2057	227,025	11,179,778
HTA Trust; Series 2022 L, RB	5.25%	07/01/2038	17	17,057
PRHTA Custodial Trust; Series 2023, RB(e)(i)	0.00%	12/06/2049	121	35,333
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(e)	0.00%	07/01/2033	18,710	13,853,525
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	0	315
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	15,785	16,866,849
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	20,981	23,315,019
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	0	53
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	0	278
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	16,216	16,249,541
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	44,492	43,182,212
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	25,927	23,408,120
Subseries 2022, RN(e)	0.00%	11/01/2043	22,676	15,504,814
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 TT, RB(i)	5.00%	07/01/2026	895	597,412
Series 2007 TT, RB(i)	5.00%	07/01/2026	15	10,013
Series 2007 TT, RB(i)	5.00%	07/01/2027	1,990	1,328,325
Series 2007 TT, RB(i)	5.00%	07/01/2032	3,680	2,456,400
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2026	175	175,305
Series 2007 VV, Ref. RB (INS - NATL)(d)	5.25%	07/01/2033	20,000	20,498,530
Series 2008 WW, RB(i)	5.38%	07/01/2026	390	260,325
Series 2008 WW, RB(i)	5.25%	07/01/2033	415	277,013
Series 2008 WW, RB(i)	5.50%	07/01/2038	605	403,838
Series 2010 AAA, RB(i)	5.25%	07/01/2026	4,570	3,050,475
Series 2010 AAA, RB(i)	5.25%	07/01/2028	2,600	1,735,500
Series 2010 AAA, RB(i)	5.25%	07/01/2029	445	297,038
Series 2010 AAA, RB(i)	5.25%	07/01/2030	95	63,413
Series 2010 CCC, RB(i)	5.00%	07/01/2026	35	23,363
Series 2010 CCC, RB(i)	5.00%	07/01/2027	285	190,238
Series 2010 XX, RB(i)	5.25%	07/01/2026	10	6,675
Series 2010 XX, RB(i)	5.25%	07/01/2027	845	564,038
Series 2010 XX, RB(i)	5.25%	07/01/2035	2,660	1,775,550
Series 2010 XX, RB(i)	5.75%	07/01/2036	18,575	12,398,812
Series 2010 XX, RB(i)	5.25%	07/01/2040	11,170	7,455,975
Series 2010 ZZ, Ref. RB(i)	4.63%	07/01/2026	190	126,825
Series 2010 ZZ, Ref. RB(i)	5.00%	07/01/2026	215	143,513
Series 2010 ZZ, Ref. RB(i)	5.00%	07/01/2026	10	6,675
Series 2010 ZZ, Ref. RB(i)	5.25%	07/01/2026	1,135	757,612
Series 2012 A, RB(i)	5.00%	07/01/2029	3,100	2,069,250
Series 2012 A, RB(i)	5.05%	07/01/2042	11,925	7,959,937
Series 2013 A, RB(i)	7.25%	07/01/2030	160	106,800
Series 2013 A, RB(i)	7.00%	07/01/2040	480	320,400
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	1,368	1,340,073
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 07/06/2016-03/25/2024; Cost $490,053)(f)	6.63%	01/01/2027	457	456,624
Series 2023 A, RB (Acquired 07/06/2016-04/01/2025; Cost $4,415,835)(f)	6.63%	01/01/2028	4,199	4,206,421
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(e)	0.00%	07/01/2029	$11	$9,920
Series 2018 A-1, RB(e)	0.00%	07/01/2046	142,376	51,214,156
Series 2018 A-1, RB(e)	0.00%	07/01/2051	103,344	27,190,571
Series 2018 A-1, RB	4.75%	07/01/2053	22,476	21,916,860
Series 2018 A-1, RB	5.00%	07/01/2058	30,161	29,603,881
Series 2019 A-2, RB	4.33%	07/01/2040	9,815	9,835,301
Series 2019 A-2, RB	4.54%	07/01/2053	4,576	4,293,572
Series 2019 A-2, RB	4.78%	07/01/2058	23,781	23,041,703
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 12/03/2014-04/16/2019; Cost $3,277,200)(f)	5.00%	06/01/2030	5,260	5,258,458
Series 2006 Q, RB (Acquired 10/10/2017; Cost $671,375)(f)	5.00%	06/01/2036	1,025	1,009,129
				561,620,050
Rhode Island–0.19%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB (Acquired 06/23/2005; Cost $43,767,323)(f)(i)	7.25%	07/15/2035	44,240	17,253,600
South Carolina–1.64%
Patriots Energy Group Financing Agency; Series 2023 A-1, RB(b)	5.25%	08/01/2031	65,080	71,564,890
South Carolina (State of) Housing Finance & Development Authority; Series 2026 A, RB (CEP - GNMA)	4.50%	07/01/2046	3,855	3,899,893
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare); Series 2024, RB	5.75%	11/15/2054	4,250	4,356,314
South Carolina (State of) Jobs-Economic Development Authority (Bishop Gadsden Episcopal); Series 2025, RB	5.38%	04/01/2056	1,100	1,113,139
South Carolina (State of) Jobs-Economic Development Authority (Green Bonds);
Series 2019 A, RB(a)(c)	7.00%	05/01/2039	8,500	5,950,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(a)(c)(f)(i)	6.00%	06/01/2031	1,000	110,000
Series 2021, RB (Acquired 06/16/2021; Cost $1,000,000)(a)(c)(f)(i)	6.25%	06/01/2040	1,000	110,000
Series 2021, RB (Acquired 06/16/2021-04/06/2022; Cost $2,690,000)(a)(c)(f)(i)	6.50%	06/01/2051	2,750	302,500
South Carolina (State of) Jobs-Economic Development Authority (Greer Preparatory Academy Project);
Series 2024, RB(a)	6.38%	06/15/2045	2,270	2,313,894
Series 2024, RB(a)	6.50%	06/15/2059	4,450	4,482,890
South Carolina (State of) Jobs-Economic Development Authority (Oceanside Collegiate Academy); Series 2024, Ref. RB(a)	5.00%	06/15/2054	2,400	2,219,304
South Carolina (State of) Jobs-Economic Development Authority (Prisma Health Obligated Group); Series 2018 A, Ref. RB	5.00%	05/01/2048	8,240	8,326,288
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village); Series 2025, RB	5.75%	12/01/2060	2,750	2,766,520
South Carolina (State of) Jobs-Economic Development Authority (Seafields at Kiawah Island); Series 2023, RB	7.50%	11/15/2053	10,000	10,674,533
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2025 A, RB	5.63%	10/01/2060	1,500	1,503,410
South Carolina (State of) Jobs-Economic Development Authority (Midlands Stem Chartered School); Series 2025, RB(a)	5.25%	06/15/2034	4,080	4,062,355
South Carolina (State of) Jobs-Economic Development Authority (Novant Health Obligated Group); Series 2024, RB	5.50%	11/01/2054	11,645	12,377,618
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2024 B, Ref. RB	5.25%	12/01/2054	8,885	9,391,561
				145,525,109
Tennessee–0.32%
Knox (County of), TN Health, Educational & Housing Facility Board (University of Tennessee); Series 2024 B-1, RB (INS - BAM)(d)	5.13%	07/01/2059	10,930	11,180,165
Knox County Industrial Development Board (Green Bonds) (Tompaul Knoxville, LLC Recycling); Series 2022, RB(a)(c)	9.50%	11/01/2052	10,000	9,430,846
Shelby (County of), TN Health, Educational & Housing Facilities Board (Trezevant Manor);
Series 2013 A, Ref. RB(a)	5.50%	09/01/2047	9,000	7,760,647
Series 2013 B, Ref. RB(i)	8.00%	09/01/2044	6,350	317,500
				28,689,158
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–9.55%
Anna (City of), TX;
Series 2023, RB(a)	7.38%	09/15/2052	$2,500	$2,754,194
Series 2025, RB	5.50%	09/15/2055	1,300	1,310,730
Argyle (Town of), TX (The Highlands of Argyle Public Improvement District No. 1);
Series 2017, RB	5.00%	09/01/2037	890	900,138
Series 2017, RB	5.25%	09/01/2047	1,475	1,478,320
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.);
Series 2025, Ref. RB(a)	5.75%	06/15/2055	3,000	3,052,897
Series 2025, Ref. RB(a)	5.88%	06/15/2065	3,000	3,057,397
Arlington Higher Education Finance Corp. (Cypress Christian School); Series 2024, RB(a)	6.25%	06/01/2063	9,155	9,271,880
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2053	785	725,758
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	4,345	4,395,021
Aubrey (City of), TX (Aubrey Public Improvement District No. 1);
Series 2023, RB(a)	5.88%	09/01/2043	1,030	1,063,545
Series 2023, RB(a)	6.00%	09/01/2053	1,600	1,623,253
Aubrey (City of), TX (Duck Point Public Improvement Disctrict); Series 2025, RB(a)	5.63%	12/31/2055	1,500	1,506,207
Bastrop (City of), TX; Series 2025, RB(a)	5.63%	09/01/2055	1,000	1,013,444
Boyd (City of), TX; Series 2025, RB(a)	5.88%	09/15/2055	710	733,963
Brazoria County Industrial Development Corp. (Aleon Renewable); Series 2022, RB (Acquired 06/08/2022; Cost $564,013)(a)(b)(c)(f)(i)	10.00%	06/01/2026	576	28,811
Brazoria County Industrial Development Corp. (Gladieux Metals Recycling LLC); Series 2019, RB (Acquired 08/08/2022; Cost $1,372,105)(c)(f)(i)	7.00%	03/01/2039	1,379	68,950
Calhoun (County of), TX Navigation Industrial Development Authority (Max Midstream Texas LLC); Series 2021, RN(a)(c)	3.63%	07/01/2026	11,680	11,545,655
Cambridge Student Housing Financing Co. L.P.;
Series 2004 C, Revenue Ctfs.(i)	9.70%	11/01/2039	4,502	900
Series 2004 D, Revenue Ctfs.(i)	4.14%	11/01/2039	3,659	17,613
Canutillo Independent School District/TX; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(l)	5.25%	02/15/2060	12,210	12,997,888
Carrollton-Farmers Branch Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	20,000	18,649,616
Celina (City of), TX; Series 2025, RB(a)	5.63%	09/01/2055	850	851,889
Celina (City of), TX (Cross Creek Meadows Public Improvement District Improvement Area #1);
Series 2023, RB(a)	5.38%	09/01/2043	1,615	1,671,201
Series 2023, RB(a)	5.50%	09/01/2053	2,305	2,326,350
Celina (City of), TX (Mosaic Public Improvement District Phase #1);
Series 2023, RB(a)	5.13%	09/01/2043	1,200	1,235,238
Series 2023, RB(a)	5.50%	09/01/2053	1,825	1,859,950
Celina (City of), TX (Ten Mile Creek Public Improvement District Improvement Area #1);
Series 2023, RB(a)	4.75%	09/01/2030	325	332,257
Series 2023, RB(a)	5.50%	09/01/2042	875	921,530
Series 2023, RB(a)	5.75%	09/01/2052	1,500	1,535,203
Celina (City of), TX (Ten Mile Creek Public Improvement District Major Improvement Area);
Series 2023, RB(a)	5.50%	09/01/2030	247	252,279
Series 2023, RB(a)	6.25%	09/01/2042	800	829,912
Series 2023, RB(a)	6.50%	09/01/2052	1,300	1,316,455
Central Texas Regional Mobility Authority; Series 2020 E, RB	4.00%	01/01/2050	10,000	9,142,307
City of San Antonio TX Electric & Gas Systems Revenue; Series 2025, RB(l)	5.25%	02/01/2054	19,135	20,344,382
Corpus Christi (City of), TX (Whitecap Public Improvement District No. 1);
Series 2024, RB	6.13%	09/15/2044	1,000	1,021,167
Series 2024, RB	6.50%	09/15/2054	1,356	1,366,339
Crandall (City of), TX;
Series 2021, RB(a)	4.25%	09/15/2041	250	244,702
Series 2021, RB(a)	5.00%	09/15/2041	500	500,944
Series 2021, RB(a)	4.50%	09/15/2051	1,500	1,355,161
Crandall (City of), TX (River Ridge Public Improvement Disctrict Improvement Area #3); Series 2025, RB(a)	5.50%	09/15/2055	1,250	1,254,389
Decatur (City of), TX (Paloma Trails Public Improvement District Area No. 1); Series 2025, RB(a)	5.75%	09/15/2055	1,077	1,091,561
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Denton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(l)	5.00%	08/15/2048	$14,000	$14,695,272
DeSoto (City of), TX (Danieldale Homestead); Series 2023, RB(a)	5.50%	09/15/2050	1,500	1,520,921
DeSoto Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(l)	5.00%	08/15/2050	17,530	18,237,988
Edinburg Economic Development Corp.; Series 2019, RB(a)	5.00%	08/15/2044	1,945	1,869,434
Ennis (City of), TX; Series 2025, RB(a)	5.50%	09/15/2055	1,180	1,177,403
Galveston (City of), TX;
Series 2014, RB	5.63%	09/01/2028	490	474,574
Series 2014, RB	6.00%	09/01/2038	2,690	2,392,821
Series 2014, RB	6.13%	09/01/2044	2,625	2,215,574
Gulf Coast Industrial Development Authority; Series 1998, RB(c)	8.00%	04/01/2028	20	20,033
Harris (County of), TX;
Series 2025, GO Bonds(l)	5.50%	02/15/2050	15,830	17,350,929
Series 2025, RB(l)	5.25%	08/15/2054	20,000	21,351,470
Hays (County of), TX (La Cima Public Improvement District);
Series 2022, RB(a)	5.50%	09/15/2042	2,000	2,101,172
Series 2022, RB(a)	5.75%	09/15/2052	3,550	3,624,647
Highway 380 Municipal Management District No. 1; Series 2022, GO Bonds (INS - BAM)(d)	4.00%	05/01/2044	2,355	2,335,708
Houston (City of), TX; Series 2024 B, RB(c)	5.50%	07/15/2037	8,395	9,290,344
Houston (City of), TX (United Airlines, Inc.); Series 2024 B, RB(c)	5.50%	07/15/2038	14,000	15,407,158
Houston (City of), TX Airport System (United Airlines, Inc.); Series 2024 B, RB(c)	5.50%	07/15/2039	8,605	9,433,381
Humble Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	20,500	19,121,785
Hutto (City of), TX; Series 2025, RB(a)	5.38%	09/01/2060	1,000	989,848
Joshua Farms Municipal Management District No 1; Series 2026, RB(a)	5.50%	09/01/2056	3,860	3,754,112
Lamar Consolidated Independent School District; Series 2023, GO Bonds	4.00%	02/15/2048	24,500	23,532,537
Lavon (City of), TX (Trails of Lavon Public Improvements District Projetcs); Series 2025, RB(a)	6.00%	09/15/2054	1,100	1,138,862
Lewisville (City of), TX; Series 2023 A, RB(a)	8.00%	09/01/2053	1,625	1,697,552
Little Elm (Town of), TX (Valencia Public Improvement District No. 2); Series 2022, RB(a)	6.88%	09/01/2052	2,700	2,821,794
Lowry Crossing (City of), TX (Simpson Road Public Improvement); Series 2025, RB(a)	6.00%	09/15/2055	1,300	1,339,223
Mansfield Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(l)	5.25%	02/15/2055	14,000	14,970,557
Maypearl Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2048	2,000	2,092,618
Mclendon-Chisholm (City of), TX (Sonoma Public Improvement); Series 2022, RB(a)	5.75%	09/15/2052	2,500	2,528,923
Mesquite (City of), TX;
Series 2025, RB	5.25%	09/01/2045	625	631,129
Series 2025, RB	5.63%	09/01/2055	1,526	1,530,667
Series 2025, RB	5.75%	09/01/2055	1,300	1,305,234
Midlothian (City of), TX (Westside Preserve Public Improvement District);
Series 2022, RB(a)	5.25%	09/15/2042	1,500	1,546,078
Series 2022, RB(a)	5.38%	09/15/2052	2,500	2,475,128
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	13,335	13,390,042
Montgomery Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2053	8,500	7,989,790
New Hope Cultural Education Facilities Finance Corp.;
Series 2025 A, RB	6.25%	10/01/2045	5,285	5,559,537
Series 2025 A, RB	6.50%	10/01/2055	11,380	11,809,892
Series 2025 A, RB	6.50%	10/01/2060	7,280	7,536,230
Series 2025, RB(l)	5.50%	08/15/2049	14,000	15,328,838
Series 2025, VRD RB(n)	1.05%	08/01/2055	10,000	10,000,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB (Acquired 11/24/2021; Cost $150,000)(f)(i)	7.50%	11/15/2037	150	150,000
Series 2021 A-2, RB (Acquired 11/24/2021; Cost $2,100,000)(f)(i)	7.50%	11/15/2036	2,100	2,100,000
Series 2021, RB (Acquired 07/27/2007-11/19/2025; Cost $4,122,286)(f)(i)	2.00%	11/15/2061	4,122	1,772,665
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas); Series 2019 A, RB(a)	5.00%	08/15/2051	2,885	2,714,803
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Cumberland Academy);
Series 2020 A, RB(a)	5.00%	08/15/2040	$2,390	$2,309,310
Series 2020 A, RB(a)	5.00%	08/15/2050	20	17,401
New Hope Cultural Education Facilities Finance Corp. (Forefront Living - Bella Vida); Series 2025, RB	5.25%	10/01/2030	5,000	5,006,230
New Hope Cultural Education Facilities Finance Corp. (Legacy Midtown Park);
Series 2018 A, RB	5.50%	07/01/2054	5,000	4,259,437
Series 2025, RB	6.75%	07/01/2044	3,200	3,366,029
Series 2025, RB	7.13%	07/01/2056	1,600	1,645,233
New Hope Cultural Education Facilities Finance Corp. (Legacy Preparatory Charter Academy);
Series 2018 A, RB(a)	6.00%	08/15/2037	1,650	1,417,591
Series 2018 A, RB(a)	6.00%	08/15/2047	13,435	10,700,627
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	8,000	8,005,171
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.50%	11/15/2046	650	585,434
Series 2016 A, RB	5.50%	11/15/2052	3,425	2,932,490
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven (The));
Series 2022 A, RB	6.63%	10/01/2043	24,685	26,128,969
Series 2022 A, RB	6.75%	10/01/2052	9,910	10,250,596
Series 2022 A, RB	6.88%	10/01/2057	16,160	16,784,686
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.25%	10/01/2049	4,550	4,384,984
Series 2020, RB	5.25%	10/01/2055	12,375	11,640,634
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.); Series 2014, RB	5.50%	01/01/2049	1,300	1,300,240
North Central Texas Housing Finance Corp. (Village of Kaufman Apartments); Series 2012, RB(b)	6.15%	01/01/2029	1,605	1,524,750
North Parkway Municipal Management District No. 1;
Series 2021, RB(a)	4.00%	09/15/2041	500	475,481
Series 2021, RB(a)	4.25%	09/15/2051	1,000	889,005
North Parkway Municipal Management District No. 1 (Major Improvements);
Series 2021, RB(a)	4.75%	09/15/2041	2,000	1,999,920
Series 2021, RB(a)	5.00%	09/15/2051	3,500	3,384,156
Northwest Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(l)	5.25%	02/15/2055	8,000	8,560,739
Pilot Point (City of), TX (Creekview Public Improvement District Zone A);
Series 2022, RB(a)	5.75%	09/15/2032	338	354,792
Series 2022, RB(a)	5.50%	09/15/2042	800	826,627
Series 2022, RB(a)	5.63%	09/15/2052	1,450	1,458,526
Series 2022, RB(a)	6.13%	09/15/2052	2,070	2,118,958
Pilot Point (City of), TX (Creekview Public Improvement District Zone B);
Series 2022, RB(a)	5.50%	09/15/2042	750	774,963
Series 2022, RB(a)	5.63%	09/15/2052	1,300	1,307,644
Pilot Point (City of), TX (Mobberly Public Area No. 2);
Series 2022, RB(a)	5.38%	09/15/2027	198	201,777
Series 2022, RB(a)	5.63%	09/15/2032	400	425,876
Series 2022, RB(a)	6.00%	09/15/2052	4,000	4,067,628
Pilot Point (City of), TX (Mobberly Public Improvement District);
Series 2022, RB(a)	5.50%	09/15/2048	2,000	2,011,910
Series 2022, RB(a)	6.50%	09/15/2052	1,410	1,471,877
Plano (City of), TX;
Series 2023, RB(a)	8.25%	09/15/2043	1,765	1,892,058
Series 2023, RB(a)	7.50%	09/15/2053	1,400	1,475,607
Series 2023, RB(a)	8.50%	09/15/2053	3,050	3,208,904
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC);
Series 2016 A, RB	5.00%	08/15/2036	755	756,391
Series 2016 A, RB	5.00%	08/15/2046	1,000	948,937
Princeton (City of), TX (Eastridge Public Improvement District);
Series 2022, RB(a)	5.13%	09/01/2042	836	865,072
Series 2022, RB(a)	5.25%	09/01/2052	1,375	1,391,159
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Princeton (City of), TX (Sicily Public Improvement District Improvement Area No. 1);
Series 2023, RB(a)	7.00%	09/01/2043	$2,350	$2,473,372
Series 2023, RB(a)	7.00%	09/01/2053	3,000	3,073,914
Princeton (City of), TX (Sicily Public Improvement District Improvement); Series 2023, RB(a)	7.88%	09/01/2053	1,935	1,999,677
Princeton Independent School District; Series 2023, GO Bonds (CEP - Texas Permanent School Fund)(l)	4.25%	02/15/2053	25,065	23,897,553
Providence Village (Town of), TX (Foree Ranch Public Improvement District Improvement Area No. 2); Series 2025, RB(a)	5.50%	09/01/2055	1,200	1,200,354
Red River Education Finance Corp. (Houston Baptist University); Series 2017, Ref. RB	5.50%	10/01/2046	17,800	17,832,156
Rockdale Special Assessment; Series 2023, RB(a)	7.50%	09/15/2054	3,667	3,811,412
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area); Series 2016, RB	6.00%	09/15/2046	450	450,400
Sabine Neches Housing Finance Corp. (Fox Run Apartments); Series 2012, RB(b)	6.15%	01/01/2029	1,830	1,876,752
San Antonio (City of), TX;
Series 2021 A, Ref. RB	4.00%	05/15/2051	20,000	18,912,924
Series 2025, RB(l)	5.25%	02/01/2046	5,050	5,492,543
Series 2025, RB(k)(l)	5.50%	02/01/2050	10,000	10,887,735
San Antonio Education Facilities Corp. (University of the Incarnate Word);
Series 2025, RB	5.25%	10/01/2045	9,030	9,214,539
Series 2025, RB	5.00%	10/01/2050	4,000	3,854,268
Series 2025, RB	5.50%	10/01/2055	6,400	6,459,682
Seagoville (City of), TX; Series 2025, RB(a)	6.00%	09/15/2054	835	860,337
Tarrant County Cultural Education Facilities Finance Corp.;
Series 2017, RB	6.25%	02/15/2037	3,140	2,551,250
Series 2026, VRD RB (LOC - Barclays Bank PLC)(n)(p)	0.50%	11/15/2063	6,000	6,000,000
Series 2026, VRD RB(n)	0.80%	11/15/2063	15,000	15,000,000
Series 2026, VRD RB(n)	0.80%	11/15/2063	15,000	15,000,000
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Senior Living - Ventana);
Series 2017, RB	6.75%	11/15/2047	3,500	3,531,364
Series 2017, RB	6.75%	11/15/2052	2,100	2,115,389
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2017 A, RB(i)	6.38%	02/15/2048	6,010	4,883,125
Series 2017 A, RB(i)	6.38%	02/15/2052	3,000	2,437,500
Series 2017, RB(i)	6.38%	02/15/2041	2,075	1,685,938
Tarrant County Cultural Education Facilities Finance Corp. (Cook Children’s Medical Center);
Series 2025, RB(l)	5.25%	12/01/2049	11,225	12,005,319
Series 2025, Ref. RB	4.13%	12/01/2054	7,650	7,007,832
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.25%	11/15/2031	1,500	1,539,563
Series 2020, Ref. RB	6.63%	11/15/2041	2,000	2,023,734
Series 2020, Ref. RB	6.75%	11/15/2051	7,625	7,266,417
Series 2020, Ref. RB	6.88%	11/15/2055	3,555	3,419,077
Texas (State of) Transportation Commission;
Series 2019, RB(e)	0.00%	08/01/2046	2,240	828,652
Series 2019, RB(e)	0.00%	08/01/2047	3,345	1,173,432
Series 2019, RB(e)	0.00%	08/01/2048	3,530	1,173,018
Series 2019, RB(e)	0.00%	08/01/2049	3,320	1,044,908
Series 2019, RB(e)	0.00%	08/01/2050	4,760	1,416,874
Series 2019, RB(e)	0.00%	08/01/2051	5,000	1,407,651
Series 2019, RB(e)	0.00%	08/01/2053	400	100,807
Texas (State of) Water Development Board; Series 2021, RB	4.00%	10/15/2056	15,000	13,585,731
Texas State Technical College;
Series 2022, RB (INS - AGI)(d)(l)	5.50%	08/01/2042	12,500	14,086,533
Series 2022, RB (INS - AGI)(d)(l)	6.00%	08/01/2054	6,000	6,585,640
Texas Transportation Finance Corp.; Series 2025, RB(l)	5.50%	10/01/2055	16,250	17,766,838
Travis County Development Authority (Longview 71 Public Improvement District Improvement Area No. 1);
Series 2024, RB(a)	5.00%	09/01/2044	585	594,401
Series 2024, RB(a)	5.13%	09/01/2054	840	832,949
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Tuloso-Midway Independent School District; Series 2025, GO Bonds (CEP - Texas Permanent School Fund)(l)	5.25%	08/15/2050	$16,710	$17,932,682
Vintage Township Public Facilities Corp.; Series 2008 A, RB	7.38%	10/01/2038	1,733	1,736,205
Waxahachie (City of), TX; Series 2015, RB	6.00%	08/15/2045	5,700	5,725,013
Williamson (County of), TX Municipal Utility District No. 28;
Series 2022, GO Bonds (INS - AGI)(d)	4.25%	10/01/2047	1,540	1,484,577
Series 2022, GO Bonds (INS - AGI)(d)	4.38%	10/01/2048	1,805	1,755,167
				850,099,092
Utah–2.83%
10th & Main Public Infrastructure District (10th & Main Assessment Area); Series 2025, RB(a)	5.75%	12/01/2053	9,500	9,553,345
Auto Mall & Retail Public Infrastructure District; Series 2023 A, GO Bonds(a)(g)	8.25%	03/01/2053	18,700	17,766,838
Black Desert Public Infrastructure District;
Series 2021 B, GO Bonds(a)	7.38%	09/15/2051	5,500	5,034,881
Series 2024, RB(a)	5.63%	12/01/2053	5,000	5,066,004
Black Rock Mountain Resort Public Infrastructure District; Series 2025, RB(a)	5.88%	12/01/2054	6,200	6,428,613
Boulder Ridge Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	7.50%	03/01/2055	2,200	2,192,710
Downtown East Streetcar Sewer Public Infrastructure District;
Series 2022 A, GO Bonds(a)	6.00%	03/01/2053	6,500	6,487,792
Series 2022 B, GO Bonds(a)	9.00%	03/15/2053	1,239	1,239,473
Downtown Revitalization Public Infrastructure District (SEG Redevelopment);
Series 2025, RB (INS - AGI)(d)	5.50%	06/01/2055	12,000	13,001,236
Series 2025, RB (INS - AGI)(d)	5.50%	06/01/2055	4,500	4,875,463
Fiddlers Canyon Infrastructure Financing District (Fiddlers Canyon Assessment Area); Series 2024, RB(a)	5.63%	12/01/2053	3,458	3,341,531
Firefly Public Infrastructure District No. 1; Series 2024 A-1, GO Bonds(a)	6.63%	03/01/2054	2,370	2,445,088
Firefly Public Infrastructure District No. 1 (Firefly Assessment Area No.1); Series 2024, RB(a)	5.63%	12/01/2043	6,474	6,678,099
Gateway at Sand Hollow Public Infrastructure District No. 1; Series 2021 A, GO Bonds(a)	5.50%	03/01/2051	11,500	9,150,984
GLH Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	6.88%	03/01/2055	3,925	4,146,790
Hideout (Town of), UT Local District No. 1; Series 2014, RB	8.25%	08/01/2034	565	567,112
Jordanelle Ridge Public Infrastructure District No. 2; Series 2025 B, GO Bonds(a)	7.88%	03/15/2055	3,600	3,679,389
Mida Cormont Public Infrastructure District;
Series 2025 A-1, GO Bonds(a)	6.25%	06/01/2055	1,450	1,528,813
Series 2025 A-2, GO Bonds(a)(g)	6.75%	06/01/2055	6,725	5,814,802
Series 2025, GO Bonds(a)	8.50%	06/15/2055	2,247	2,315,239
Mida Mountain Village Public Infrastructure District; Series 2024-2, RB(a)	5.75%	06/15/2044	1,250	1,306,140
NS Public Infrastructure No. 2;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	3,210	3,206,096
Series 2024 A-2, GO Bonds(g)	7.00%	03/01/2055	1,600	1,037,243
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	638	653,808
Olympia Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(a)	6.38%	03/01/2055	1,485	1,533,774
Series 2024 B, GO Bonds	8.00%	03/15/2055	952	974,610
Oquirrh Point Public Infrastructure District No. 1;
Series 2024 A-1, GO Bonds(a)	6.50%	03/01/2055	4,140	4,140,981
Series 2024 A-2, GO Bonds(a)(g)	7.00%	03/01/2055	1,960	1,192,511
Series 2024 B, GO Bonds(a)	9.00%	03/15/2055	1,070	1,079,321
Panorama Public Infrastructure District No. 1;
Series 2025 A, GO Bonds(a)	6.25%	03/01/2055	3,000	3,042,852
Series 2025 B, GO Bonds(a)	8.63%	03/15/2055	1,000	1,005,740
Pine View Public Infrastructure District No. 1; Series 2021 A, GO Bonds(a)	6.00%	03/01/2051	12,952	10,823,433
Point Phase 1 Public Infrastructure District No. 1;
Series 2025 A-1, RB	6.13%	03/01/2055	7,550	7,887,413
Series 2025 A-2, RB	6.63%	03/01/2055	1,250	1,023,548
Series 2025, RB	8.50%	03/15/2055	8,400	8,563,092
Red Bridge Public Infrastructure District No. 1;
Series 2021 A, GO Bonds(a)	4.38%	02/01/2051	1,000	801,339
Series 2021 B, GO Bonds(a)	7.38%	08/15/2051	600	515,660
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Salt Lake City (City of), UT;
Series 2018 A, RB(c)	5.25%	07/01/2048	$11,035	$11,213,943
Series 2021 A, RB (INS - AGI)(c)(d)	4.00%	07/01/2051	10,420	9,417,230
Soleil Hills Public Infrastructure District No. 1; Series 2025, GO Bonds(a)	8.00%	03/15/2055	1,100	1,112,749
Utah (State of) Charter School Finance Authority (Ascent Academies of Utah);
Series 2022, RB(a)	4.50%	06/15/2032	2,000	1,991,323
Series 2022, RB(a)	5.00%	06/15/2042	3,850	3,672,833
Series 2022, RB(a)	5.00%	06/15/2052	6,000	5,131,342
Utah (State of) Charter School Finance Authority (Endeavour Hall);
Series 2012, RB	6.00%	07/15/2032	1,330	1,331,009
Series 2012, RB	6.25%	07/15/2042	3,870	3,871,254
Utah (State of) Charter School Finance Authority (Esperanza Elementary School);
Series 2018 A, RB(a)(b)	5.63%	04/15/2029	1,945	1,932,978
Series 2018 A, RB(a)	5.00%	10/15/2038	2,330	2,329,915
Series 2018 A, RB(a)	5.25%	10/15/2048	2,205	2,057,517
Series 2025 A, RB(a)	6.00%	10/15/2055	4,870	4,918,180
Series 2025, RB(a)	7.00%	10/15/2029	205	206,264
Utah (State of) Charter School Finance Authority (Leadership Learning Academy); Series 2019 A, RB(a)	5.00%	06/15/2050	2,000	1,832,629
Utah (State of) Charter School Finance Authority (Merit Preparatory Academy); Series 2019 A, RB(a)	5.38%	06/15/2049	3,645	3,429,058
Utah (State of) Charter School Finance Authority (Reagan Academy); Series 2016 A, Ref. RB(a)	5.00%	02/15/2046	855	804,817
Utah (State of) Charter School Finance Authority (The Freedom Academy Foundation);
Series 2017, Ref. RB(a)	5.25%	06/15/2037	6,310	6,317,869
Series 2017, Ref. RB(a)	5.38%	06/15/2048	13,610	12,447,237
Viridian Farm Public Infrastructure District No. 1;
Series 2024 A, GO Bonds(a)	5.88%	03/01/2054	1,130	1,150,073
Series 2024 B, GO Bonds(a)	8.38%	03/15/2054	500	513,238
Wildwood (Cityof), Reserve Infrastructure Financing District; Series 2025, RB(a)	6.25%	12/01/2054	7,076	7,274,054
Wohali Public Infrastructure District No. 1 (Wohali Assessment Area #1); Series 2023, RB(a)	7.00%	12/01/2042	8,630	7,339,378
Wood Ranch Public Infrastructure District; Series 2024, RB(a)	5.63%	12/01/2053	1,239	1,256,326
				251,652,979
Vermont–0.07%
East Central Vermont Telecommunications District;
Series 2018 A, RB(a)	5.75%	12/01/2036	1,450	1,451,106
Series 2018 A, RB(a)	5.60%	12/01/2043	960	959,940
Series 2019 A, RB(a)	5.00%	12/01/2048	4,330	3,734,160
				6,145,206
Virgin Islands–0.23%
Tobacco Settlement Financing Corp.; Series 2006 A, RB(e)	0.00%	05/15/2035	19,560	10,860,943
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(a)	6.00%	04/01/2053	6,950	7,014,691
Virgin Islands Hotel Development Financing Corp.; Series 2026, RB	6.00%	12/01/2055	2,750	2,761,459
				20,637,093
Virginia–0.87%
Atlantic Park Community Development Authority; Series 2023, RB(a)	6.25%	08/01/2045	16,865	16,550,144
Celebrate North Community Development Authority (Celebrate VA North); Series 2003 B, RB(h)(i)	6.75%	03/01/2034	1,286	797,320
Hanover (County of), VA Economic Development Authority (Covenant Woods); Series 2018, Ref. RB	5.00%	07/01/2051	5,190	4,980,734
Lewistown (City of), VA Commerce Center Community Development Authority;
Series 2014 A, RB	6.05%	03/01/2044	890	618,072
Series 2014 B, RB	6.05%	03/01/2044	2,401	2,039,447
Series 2014 C, RB(i)	6.05%	03/01/2054	2,183	982,356
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge);
Series 2019 A, RB	5.25%	01/01/2054	18,350	17,844,408
Series 2019, RB	4.00%	01/01/2029	685	690,798
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–(continued)
Powhatan County Economic Development Authority; Series 2025, RB(a)	6.13%	09/01/2060	$9,525	$9,609,883
Richmond (City of), VA Redevelopment & Housing Authority; Series 2017, RB(a)	5.55%	01/01/2037	2,030	2,032,199
Virginia (Commonwealth of) Small Business Financing Authority (Covanta); Series 2018, RB(a)(b)(c)	5.00%	07/01/2038	4,690	4,611,224
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay);
Series 2023, RB	7.00%	09/01/2053	7,000	7,720,314
Series 2023, RB	7.00%	09/01/2059	8,500	9,330,437
				77,807,336
Washington–0.80%
Kalispel Tribe of Indians;
Series 2018 A, RB(a)	5.25%	01/01/2038	3,000	3,069,813
Series 2018 B, RB(a)	5.25%	01/01/2038	1,000	1,023,271
Kelso (City of), WA Housing Authority (Chinook & Columbia Apartments); Series 1998, RB	5.60%	03/01/2028	45	45,025
King (County of), WA; Series 2025, VRD RB(n)	1.00%	01/01/2065	1,500	1,500,000
Kitsap (County of), WA Consolidated Housing Authority; Series 2001 A, RB(c)	6.10%	10/01/2031	30	30,006
Seattle (Port of), WA; Series 2025, RB(c)(l)	5.50%	10/01/2050	10,000	10,742,219
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,614	1,631,723
Washington (State of) Economic Development Finance Authority (Columbia Pulp I, LLC); Series 2017 A, RB (Acquired 07/25/2017-06/21/2019; Cost $26,279,409)(a)(c)(f)(i)	7.50%	01/01/2032	26,355	2,636
Washington (State of) Economic Development Finance Authority (Green Bonds); Series 2020 A, RB(a)(c)	5.63%	12/01/2040	9,000	9,352,113
Washington (State of) Economic Development Finance Authority (North Pacific Paper); Series 2020 B, Ref. RB(a)	9.00%	12/01/2036	13,840	14,715,669
Washington (State of) Housing Finance Commission;
Series 2025, RB (INS - BAM)(a)(d)	5.25%	07/01/2055	2,200	2,262,233
Series 2025, RB (INS - BAM)(a)(d)	5.25%	07/01/2064	5,500	5,617,386
Series 2025, Ref. RB	6.25%	01/01/2056	2,500	2,514,571
Series 2025, Ref. RB	6.25%	01/01/2061	8,400	8,417,119
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.); Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	7,500	7,288,825
Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	309	306,422
Washington (State of) Housing Finance Commission (Transforming Age); Series 2019 A, RB(a)	5.00%	01/01/2055	3,265	2,987,781
				71,506,812
West Virginia–1.18%
Harrison (County of), WV Commission (Charles Pointe No. 2); Series 2013, Ref. RB(a)(i)	7.00%	06/01/2035	27,145	13,572,500
Harrison (County of), WV County Commission (Charles Pointe Economic Opportunity Development District);
Series 2019 A, RB(a)(h)(i)	5.75%	06/01/2042	18,975	14,460,608
Series 2019 B, Ref. RB(a)(h)(i)	7.50%	06/01/2042	5,285	3,708,586
Monogalia (County of), WV (Development Disctict No. 4 - University Town Centre);
Series 2023, Ref. RB(a)	5.75%	06/01/2043	700	754,712
Series 2023, Ref. RB(a)	6.00%	06/01/2053	875	923,486
Monongalia (County of), WV Commission Special District; Series 2023 B, Ref. RB(a)	8.45%	06/01/2053	14,920	3,391,085
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District);
Series 2017 A, Ref. RB(a)	5.75%	06/01/2043	3,435	3,481,906
Series 2020, Ref. RB(a)	7.50%	06/01/2043	8,900	9,455,239
Series 2023, RB(a)	7.00%	06/01/2043	950	1,014,156
Ohio (County of), WV Development Authority (Sports Complex); Series 2018, RB	5.00%	09/01/2048	10,465	8,142,350
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.); Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	3,500	3,836,835
West Virginia (State of) Economic Development Authority (Empire Green Gerenation LLC);
Series 2023, RB (Acquired 05/17/2023; Cost $20,000,000)(a)(c)(f)	9.50%	05/01/2043	20,000	18,000,000
Series 2025, RB (Acquired 02/14/2025; Cost $2,000,000)(a)(c)(f)	9.50%	05/01/2043	2,000	1,800,000
West Virginia (State of) Economic Development Authority (Empire South Terminal of West); Series 2023, RB(a)	8.50%	12/01/2043	16,000	13,378,184
West Virginia (State of) Hospital Finance Authority (Vandalia Health Group); Series 2023 B, RB	6.00%	09/01/2053	8,350	9,006,495
				104,926,142
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–5.22%
Gillett (City of), WI; Series 2021 A, RB(a)(c)	5.50%	12/01/2032	$11,100	$8,767,156
Wisconsin (State of) Center District; Series 2020, RB (INS - AGI)(d)(e)	0.00%	12/15/2060	22,975	4,025,160
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group);
Series 2017, Ref. RB	5.00%	08/01/2032	1,375	1,034,233
Series 2017, Ref. RB	5.00%	08/01/2037	1,500	1,024,395
Series 2017, Ref. RB	5.00%	08/01/2039	3,750	2,455,214
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	4.00%	08/15/2051	2,500	2,243,626
Series 2025, RB	4.38%	08/15/2055	13,050	12,478,689
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System);
Series 2019, Ref. RB	5.00%	11/01/2039	3,550	3,621,428
Series 2019, Ref. RB	5.00%	11/01/2046	9,200	8,793,523
Series 2019, Ref. RB	5.00%	11/01/2054	7,000	6,372,054
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.);
Series 2025 A, Ref. RB	6.25%	11/15/2055	2,500	2,518,315
Series 2025 A, Ref. RB	6.38%	11/15/2060	4,100	4,139,202
Wisconsin (State of) Health & Educational Facilities Authority (Dickson Hollow Phase II); Series 2024, RB	6.13%	10/01/2059	2,750	2,873,714
Wisconsin (State of) Public Finance Authority;
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2047	156	987
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2048	136	861
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2049	134	846
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2050	129	817
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2051	127	802
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2052	165	1,040
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2053	163	1,025
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2054	158	989
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2055	155	968
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2056	151	946
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2057	168	1,047
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2058	163	1,019
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2059	159	991
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2060	156	970
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2061	153	956
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2062	149	928
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2063	146	907
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2064	143	886
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2065	140	872
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2066	151	940
Series 2005 A-1, RB(a)(e)	0.00%	01/01/2067	1,821	11,311
Series 2012, RB	6.00%	09/01/2045	5,480	5,362,424
Series 2019, RB(a)	5.00%	06/15/2054	455	417,705
Series 2022, RB	6.15%	08/01/2028	7,500	5,492,518
Series 2023 B, RB(a)(e)	0.00%	07/01/2062	28,425	23,237,437
Series 2023, RB(a)	5.75%	07/01/2033	485	511,293
Series 2023, RB(a)	6.63%	07/01/2043	650	674,278
Series 2023, RB(a)	6.88%	07/01/2053	1,350	1,379,571
Series 2023, RB(a)	7.00%	07/01/2058	1,750	1,788,261
Series 2023, RB	5.75%	07/01/2062	35,749	37,224,235
Series 2025 A, RB(a)	6.50%	12/01/2055	1,400	1,435,684
Series 2025 A, RB(a)	6.75%	12/01/2065	1,215	1,253,612
Series 2025 A, Ref. RB(a)	7.38%	06/15/2060	10,875	10,956,313
Series 2025 B, RB(a)(c)	7.00%	09/01/2054	18,300	19,436,344
Series 2025 B, Ref. RB(a)	9.50%	06/15/2040	1,970	1,928,377
Series 2025, RB(a)(e)	0.00%	12/15/2032	6,750	4,450,930
Series 2025, RB(a)(e)	0.00%	12/15/2039	4,573	1,908,908
Series 2025, RB(e)	0.00%	12/15/2039	27,203	9,747,841
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Series 2025, RB(a)(e)	0.00%	12/15/2041	$27,028	$10,057,773
Series 2025, RB(a)	6.00%	06/01/2055	1,250	1,251,939
Series 2025, RB(a)	7.00%	07/01/2055	9,000	9,127,597
Series 2025, RB(c)	5.75%	06/30/2060	20,605	21,602,507
Series 2025, RB(c)	6.50%	06/30/2060	10,000	11,137,646
Series 2025, RB(a)	7.00%	06/15/2065	1,300	1,318,242
Series 2025, RB(c)	5.75%	12/31/2065	26,335	27,570,067
Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	4,675	4,789,048
Series 2026, RB	4.13%	01/20/2041	10,000	9,989,996
Wisconsin (State of) Public Finance Authority (21st Century Public Academy);
Series 2020 A, RB(a)	5.00%	06/01/2040	760	726,915
Series 2020 A, RB(a)	5.00%	06/01/2049	1,340	1,146,017
Wisconsin (State of) Public Finance Authority (Adelaide Pointe); Series 2023, RB(a)	6.25%	06/01/2052	13,685	13,740,649
Wisconsin (State of) Public Finance Authority (Alpha Ranch); Series 2024, RB(a)(e)	0.00%	12/15/2038	25,000	11,705,497
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB(a)(i)	6.75%	08/01/2031	22,000	15,400,000
Wisconsin (State of) Public Finance Authority (Anthem/Freedom); Series 2025, RB(a)(e)	0.00%	12/15/2037	5,109	2,654,371
Wisconsin (State of) Public Finance Authority (Aurora Integrated Oncology Foundation); Series 2023, RB(a)	10.00%	11/01/2038	13,500	15,126,157
Wisconsin (State of) Public Finance Authority (Bancroft Neurohealth); Series 2016 A, RB(a)	5.13%	06/01/2048	2,075	1,961,068
Wisconsin (State of) Public Finance Authority (CABS); Series 2024, RB(e)	0.00%	02/01/2031	15,492	11,049,892
Wisconsin (State of) Public Finance Authority (Campo Del Sol); Series 2025, RB(a)(e)	0.00%	12/15/2033	8,651	5,320,016
Wisconsin (State of) Public Finance Authority (Candela); Series 2023, RB(a)	6.13%	12/15/2029	2,619	2,660,818
Wisconsin (State of) Public Finance Authority (Capitol Encore Academy (The));
Series 2019 A, RB(a)	4.75%	06/01/2029	190	190,468
Series 2019 A, RB(a)	5.25%	06/01/2039	750	737,590
Series 2019 A, RB(a)	5.50%	06/01/2049	1,940	1,782,427
Wisconsin (State of) Public Finance Authority (Cincinnati Classical Academy); Series 2024, RB(a)	6.00%	06/15/2064	1,100	1,102,320
Wisconsin (State of) Public Finance Authority (Envision Science Academy); Series 2016 A, RB(a)	5.25%	05/01/2046	2,500	2,360,704
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	705	705,689
Series 2012 A, RB	6.00%	07/15/2042	1,345	1,345,931
Wisconsin (State of) Public Finance Authority (Founders Academy of Las Vegas);
Series 2023, RB(a)	6.63%	07/01/2053	600	624,135
Series 2023, RB(a)	6.75%	07/01/2058	550	574,106
Wisconsin (State of) Public Finance Authority (Indigo); Series 2023, RB(a)(e)	0.00%	12/01/2028	13,979	11,202,052
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation LLC); Series 2025, RB	5.25%	06/15/2055	1,000	1,011,037
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation, LLC );
Series 2025, RB	5.25%	06/15/2050	1,000	1,019,380
Series 2025, RB	5.50%	06/15/2055	815	826,869
Wisconsin (State of) Public Finance Authority (Lariat); Series 2023, RB(a)(e)	0.00%	09/01/2029	2,548	1,972,974
Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(a)	5.25%	06/15/2049	6,280	5,907,559
Wisconsin (State of) Public Finance Authority (Mater Academy of Nevada - East Las Vegas Campus); Series 2024, RB(a)	5.00%	12/15/2054	8,245	7,736,122
Wisconsin (State of) Public Finance Authority (Million Air Three LLC General Aviation Facilities);
Series 2024, Ref. RB(a)(c)	5.75%	09/01/2035	1,000	1,053,205
Series 2024, Ref. RB(a)(c)	6.25%	09/01/2046	4,000	4,151,513
Wisconsin (State of) Public Finance Authority (Milo Farms Project); Series 2025, RB(a)(e)	0.00%	12/15/2039	31,940	11,520,614
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(a)	5.00%	06/15/2049	520	489,100
Wisconsin (State of) Public Finance Authority (Oakwood Estates and Stonebrooke); Series 2024, RB(a)(e)	0.00%	12/15/2030	5,126	3,903,611
Wisconsin (State of) Public Finance Authority (Rider University); Series 2021 B, RB(a)	6.00%	07/01/2031	7,040	6,721,168
Wisconsin (State of) Public Finance Authority (Traders Point Christian Schools);
Series 2019 A, RB(a)	5.38%	06/01/2044	3,495	3,146,736
Series 2019 A, RB(a)	5.50%	06/01/2054	4,420	3,756,636
Series 2019, RB(a)	5.62%	06/01/2029	475	469,678
Wisconsin (State of) Public Finance Authority (Two Step); Series 2024, RB(a)(e)	0.00%	12/15/2034	5,250	3,124,008
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–(continued)
Wisconsin (State of) Public Finance Authority (Uwharrie Charter Academy);
Series 2022 A, RB(a)	5.00%	06/15/2052	$2,275	$2,066,917
Series 2022, RB(a)	5.00%	06/15/2062	4,590	4,041,948
Wisconsin (State of) Public Finance Authority (WFCS Portfolio); Series 2021 A-1, RB(a)	5.00%	01/01/2056	11,165	9,651,828
Wisconsin (State of) Public Finance Authority (WhiteStone); Series 2020 A, RB(a)	5.25%	03/01/2045	5,825	5,736,490
				464,851,578
Total Municipal Obligations (Cost $10,081,502,682)				9,777,469,550
			Shares
Exchange-Traded Funds–0.68%
Invesco Intermediate Municipal ETF(q)			520,000	27,323,400
Invesco Rochester High Yield Municipal ETF(q)			648,908	33,399,295
Total Exchange-Traded Funds (Cost $59,768,661)				60,722,695
	Interest Rate	Maturity Date	Principal Amount (000)
U.S. Dollar Denominated Bonds & Notes–0.27%
California–0.01%
CalPlant I LLC; Exit Facility(a)(h)	15.00%	02/28/2027	$3,070	602,382
Texas–0.26%
AM BidCo Holdings LLC(h)	3.65%	10/21/2027	23,161	23,161,492
Buckingham Senior Living Community, Inc. Class 2025(a)(h)	12.00%	03/31/2026	185	185,000
				23,346,492
Total U.S. Dollar Denominated Bonds & Notes (Cost $26,416,492)				23,948,874
			Shares
Common Stocks & Other Equity Interests–0.15%
AM BidCo Holdings LLC(h)			1,271	12,783,438
BL Train Holdings West LLC; Wts. expiring 12/01/2025(h)			549,030	823,545
Total Common Stocks & Other Equity Interests (Cost $12,714,500)				13,606,983

Preferred Stocks–0.00%
AES Puerto Rico, Inc.; Pfd. (Cost $0)(h)			80,744	0
TOTAL INVESTMENTS IN SECURITIES(r)–110.98% (Cost $10,180,402,335)				9,875,748,102
FLOATING RATE NOTE OBLIGATIONS–(12.92)%
Notes with interest and fee rates ranging from 2.07% to 2.60% at 02/28/2026 and contractual maturities of collateral ranging from 03/15/2041 to 05/15/2064 (See Note 1K)(s)				(1,149,710,000)
OTHER ASSETS LESS LIABILITIES–1.94%				172,355,792
NET ASSETS–100.00%				$8,898,393,894
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $2,152,913,572, which represented 24.19% of the Fund’s Net Assets.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Principal and/or interest payments are secured by the bond insurance company listed.
(e)	Zero coupon bond issued at a discount.
(f)	Restricted security. The aggregate value of these securities at February 28, 2026 was $137,101,580, which represented 1.54% of the Fund’s Net Assets.
(g)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(h)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(i)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $226,963,428, which represented 2.55% of the Fund’s Net Assets.

(j)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(k)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $252,134,495. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(l)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(m)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(n)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2026.

(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the fiscal year ended February 28, 2026.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value February 28, 2026	Dividend Income
Invesco Intermediate Municipal ETF	$-	$26,839,465	$-	$483,935	$-	$27,323,400	$294,196
Invesco Rochester High Yield Municipal ETF*	877,166	32,058,501	-	465,543	-	33,399,295	613,603
Total	$877,166	$58,897,966	$-	$949,478	$-	$60,722,695	$907,799

*	Includes return of capital distribution.

(r)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $1,614,296,619 are held by TOB Trusts and serve as collateral for the $1,149,710,000 in the floating rate note obligations outstanding at that date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	2,500	June-2026	$(284,531,250)	$(313,303)	$(313,303)

(a)	Futures contracts collateralized by $4,687,500 cash held with Goldman Sachs International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $10,120,633,674)	$9,815,025,407
Investments in affiliates, at value (Cost $59,768,661)	60,722,695
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	4,687,500
Cash	28,689,331
Receivable for:
Investments sold	5,526,908
Fund shares sold	4,058,119
Interest	193,735,893
Investments matured, at value (Cost $39,346,673)	12,202,324
Investment for trustee deferred compensation and retirement plans	365,400
Other assets	3,125,187
Total assets	10,128,138,764
Liabilities:
Floating rate note obligations	1,149,710,000
Other investments:
Variation margin payable — futures contracts	5,000,798
Payable for:
Investments purchased	46,363,537
Dividends	20,223,735
Fund shares reacquired	5,192,125
Accrued fees to affiliates	2,372,973
Accrued interest expense	156,734
Accrued trustees’ and officers’ fees and benefits	85,503
Accrued other operating expenses	274,065
Trustee deferred compensation and retirement plans	365,400
Total liabilities	1,229,744,870
Net assets applicable to shares outstanding	$8,898,393,894
Net assets consist of:
Shares of beneficial interest	$11,783,684,606
Distributable earnings (loss)	(2,885,290,712)
$8,898,393,894
Net Assets:
Class A	$3,984,225,042
Class C	$480,591,987
Class Y	$4,281,423,440
Class R5	$8,643
Class R6	$152,144,782
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	597,335,443
Class C	72,317,136
Class Y	642,582,932
Class R5	1,297
Class R6	22,810,131
Class A:
Net asset value per share	$6.67
Maximum offering price per share (Net asset value of $6.67 ÷ 95.75%)	$6.97
Class C:
Net asset value and offering price per share	$6.65
Class Y:
Net asset value and offering price per share	$6.66
Class R5:
Net asset value and offering price per share	$6.66
Class R6:
Net asset value and offering price per share	$6.67
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$597,009,357
Dividends from affiliates	907,799
Total investment income	597,917,156
Expenses:
Advisory fees	31,771,855
Administrative services fees	1,282,053
Custodian fees	49,379
Distribution fees:
Class A	10,100,194
Class C	4,606,837
Interest, facilities and maintenance fees	58,480,857
Transfer agent fees — A, C and Y	6,911,603
Transfer agent fees — R5	1
Transfer agent fees — R6	21,711
Trustees’ and officers’ fees and benefits	78,580
Registration and filing fees	264,896
Reports to shareholders	292,942
Professional services fees	1,180,884
Other	127,760
Total expenses	115,169,552
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(43,262)
Net expenses	115,126,290
Net investment income	482,790,866
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(22,444,290))	(178,432,592)
Futures contracts	2,316,486
(176,116,106)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(121,803,258)
Affiliated investment securities	949,478
Futures contracts	(313,303)
(121,167,083)
Net realized and unrealized gain (loss)	(297,283,189)
Net increase in net assets resulting from operations	$185,507,677
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$482,790,866	$462,055,313
Net realized gain (loss)	(176,116,106)	(111,303,618)
Change in net unrealized appreciation (depreciation)	(121,167,083)	142,726,113
Net increase in net assets resulting from operations	185,507,677	493,477,808
Distributions to shareholders from distributable earnings:
Class A	(220,224,565)	(221,470,758)
Class C	(24,431,904)	(25,304,966)
Class Y	(246,152,438)	(256,527,263)
Class R5	(485)	(1,012)
Class R6	(8,404,425)	(8,443,293)
Total distributions from distributable earnings	(499,213,817)	(511,747,292)
Share transactions–net:
Class A	(269,635,371)	228,593,621
Class C	(67,334,023)	17,725,795
Class Y	(553,799,018)	547,033,288
Class R5	—	(10,656)
Class R6	(22,566,653)	52,353,908
Net increase (decrease) in net assets resulting from share transactions	(913,335,065)	845,695,956
Net increase (decrease) in net assets	(1,227,041,205)	827,426,472
Net assets:
Beginning of year	10,125,435,099	9,298,008,627
End of year	$8,898,393,894	$10,125,435,099
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Statement of Cash Flows
For the year ended February 28, 2026
Cash provided by operating activities:
Net increase in net assets resulting from operations	$185,507,677
Adjustments to reconcile the change in net assets from operations to net cash provided by operating activities:
Purchases of investments	(3,384,177,960)
Proceeds from sales of investments	4,343,389,607
Purchases of short-term investments, net	(299,390,483)
Amortization (accretion) of premiums and discounts, net	(68,411,350)
Net change in cash collateral	(4,687,500)
Net decrease in variation margin receivables on future contracts	5,000,798
Net realized loss from investment securities	178,432,592
Net change in unrealized depreciation on investment securities	120,853,780
Change in operating assets and liabilities:
Increase in receivables and other assets	(9,402,044)
Decrease in accrued expenses and other payables	(1,909,355)
Net cash provided by operating activities	1,065,205,762
Cash provided by (used in) financing activities:
Dividends paid to shareholders from distributable earnings	(250,267,049)
Proceeds from shares of beneficial interest sold	2,844,213,018
Disbursements from shares of beneficial interest reacquired	(3,996,406,830)
Proceeds from TOB Trusts	1,004,065,000
Repayment of TOB Trusts	(744,575,000)
Net cash provided by (used in) financing activities	(1,142,970,861)
Net decrease in cash and cash equivalents	(77,765,099)
Cash and cash equivalents at beginning of period	106,454,430
Cash and cash equivalents at end of period	$28,689,331
Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$251,097,644
Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$58,516,335
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$6.87	$0.34	$(0.18)	$0.16	$(0.36)	$6.67	2.49%	$3,984,225	1.37%	1.37%	0.72%	5.24%	33%
Year ended 02/28/25	6.88	0.32	0.03	0.35	(0.36)	6.87	5.16	4,385,119	1.17	1.17	0.72	4.67	25
Year ended 02/29/24	6.74	0.28	0.21	0.49	(0.35)	6.88	7.45	4,163,816	1.44	1.44	0.73	4.22	25
Year ended 02/28/23	7.80	0.31	(1.04)	(0.73)	(0.33)	6.74	(9.41)	3,822,402	1.30	1.30	0.72	4.41	47
Year ended 02/28/22	7.98	0.26	(0.10)	0.16	(0.34)	7.80	1.95	4,596,751	0.85	0.85	0.69	3.24	22
Class C
Year ended 02/28/26	6.84	0.30	(0.18)	0.12	(0.31)	6.65	1.97	480,592	2.02	2.02	1.37	4.59	33
Year ended 02/28/25	6.85	0.28	0.02	0.30	(0.31)	6.84	4.48	565,612	1.82	1.82	1.37	4.02	25
Year ended 02/29/24	6.71	0.24	0.20	0.44	(0.30)	6.85	6.77	549,007	2.09	2.09	1.38	3.57	25
Year ended 02/28/23	7.76	0.26	(1.03)	(0.77)	(0.28)	6.71	(9.94)	553,465	1.95	1.95	1.37	3.76	47
Year ended 02/28/22	7.95	0.21	(0.11)	0.10	(0.29)	7.76	1.15	754,439	1.50	1.50	1.34	2.59	22
Class Y
Year ended 02/28/26	6.86	0.36	(0.19)	0.17	(0.37)	6.66	2.75	4,281,423	1.12	1.12	0.47	5.49	33
Year ended 02/28/25	6.87	0.34	0.02	0.36	(0.37)	6.86	5.43	4,994,654	0.92	0.92	0.47	4.92	25
Year ended 02/29/24	6.73	0.30	0.20	0.50	(0.36)	6.87	7.72	4,457,417	1.19	1.19	0.48	4.47	25
Year ended 02/28/23	7.79	0.32	(1.04)	(0.72)	(0.34)	6.73	(9.19)	3,394,429	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.97	0.28	(0.10)	0.18	(0.36)	7.79	2.20	3,674,521	0.60	0.60	0.44	3.49	22
Class R5
Year ended 02/28/26	6.86	0.36	(0.19)	0.17	(0.37)	6.66	2.78	9	1.05	1.05	0.40	5.56	33
Year ended 02/28/25	6.88	0.34	0.01	0.35	(0.37)	6.86	5.28	9	0.94	0.94	0.49	4.90	25
Year ended 02/29/24	6.73	0.31	0.20	0.51	(0.36)	6.88	7.85	19	1.09	1.09	0.38	4.57	25
Year ended 02/28/23	7.79	0.34	(1.06)	(0.72)	(0.34)	6.73	(9.19)	18	1.05	1.05	0.47	4.66	47
Year ended 02/28/22	7.98	0.28	(0.11)	0.17	(0.36)	7.79	2.06	5,625	0.65	0.65	0.49	3.44	22
Class R6
Year ended 02/28/26	6.87	0.37	(0.19)	0.18	(0.38)	6.67	2.82	152,145	1.05	1.05	0.40	5.56	33
Year ended 02/28/25	6.88	0.34	0.03	0.37	(0.38)	6.87	5.49	180,041	0.86	0.86	0.41	4.98	25
Year ended 02/29/24	6.74	0.30	0.21	0.51	(0.37)	6.88	7.77	127,749	1.14	1.14	0.42	4.52	25
Year ended 02/28/23	7.79	0.33	(1.03)	(0.70)	(0.35)	6.74	(9.00)	84,167	0.98	0.98	0.40	4.73	47
Year ended 02/28/22	7.99	0.29	(0.12)	0.17	(0.37)	7.79	2.02	50,048	0.57	0.57	0.41	3.52	22

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.

Invesco Rochester® Municipal Opportunities Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Rochester® Municipal Opportunities Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
The Fund currently consists of five different classes of shares: Class A, Class C, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
Class R5 shares are closed to new investors.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

Invesco Rochester® Municipal Opportunities Fund

C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

Invesco Rochester® Municipal Opportunities Fund

The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Other Risks - Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $200 million	0.600%
Next $100 million	0.550%
Next $200 million	0.500%
Next $250 million	0.450%
Next $250 million	0.400%
Next $10 billion	0.350%
Over $11 billion	0.340%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.35%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

Invesco Rochester® Municipal Opportunities Fund

The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y, Class R5 and Class R6 shares to 1.50%, 2.15%, 1.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
For the year ended February 28, 2026, the Adviser waived advisory fees of $28,854.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund pursuant to the Class C Plan, pays IDI compensation at the annual rate of 0.90% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $205,419 in front-end sales commissions from the sale of Class A shares and $238,521 and $77,093 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP  defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$9,727,359,802	$50,109,748	$9,777,469,550
Exchange-Traded Funds	60,722,695	—	—	60,722,695
U.S. Dollar Denominated Bonds & Notes	—	—	23,948,874	23,948,874
Common Stocks & Other Equity Interests	—	—	13,606,983	13,606,983
Preferred Stocks	—	—	0	0
Total Investments in Securities	60,722,695	9,727,359,802	87,665,605	9,875,748,102
Other Investments - Assets*
Investments Matured	—	8,030,860	4,171,464	12,202,324

Invesco Rochester® Municipal Opportunities Fund

	Level 1	Level 2	Level 3	Total
Other Investments - Liabilities*
Futures Contracts	$(313,303)	$—	$—	$(313,303)
Total Other Investments	(313,303)	8,030,860	4,171,464	11,889,021
Total Investments	$60,409,392	$9,735,390,662	$91,837,069	$9,887,637,123

*	Futures contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(313,303)
Derivatives not subject to master netting agreements	313,303
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$2,316,486
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(313,303)
Total	$2,003,183
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$186,887,240

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $923,316,334 and securities sales of $847,661,771, which resulted in net realized gains (losses) of $(22,444,290).
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $14,408.
NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and

Invesco Rochester® Municipal Opportunities Fund

Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $1,058,082 with an average interest rate of 4.01%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2026 were $1,168,947,692 and 4.55%, respectively.
NOTE 9—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$12,674,043	$11,195,510
Ordinary income-tax-exempt	486,539,774	500,551,782
Total distributions	$499,213,817	$511,747,292

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$57,664,611
Net unrealized appreciation (depreciation) — investments	(403,448,177)
Temporary book/tax differences	(394,156)
Capital loss carryforward	(2,539,112,990)
Shares of beneficial interest	11,783,684,606
Total net assets	$8,898,393,894
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and defaulted bonds.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$450,885,146	$2,088,227,844	$2,539,112,990
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $3,301,628,002 and $4,340,353,965, respectively. As of February 28, 2026, the aggregate cost of investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$345,331,995
Aggregate unrealized (depreciation) of investments	(748,780,172)
Net unrealized appreciation (depreciation) of investments	$(403,448,177)

Invesco Rochester® Municipal Opportunities Fund

Cost of investments for tax purposes is $10,291,085,300.
NOTE 11—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts and defaulted bonds, on February 28, 2026, undistributed net investment income was increased by $20,828,927, undistributed net realized gain (loss) was decreased by $22,045,312 and shares of beneficial interest was increased by $1,216,385. This reclassification had no effect on the net assets of the Fund.
NOTE 12—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	113,534,657	$744,182,179	123,120,884	$847,491,671
Class C	23,773,854	155,675,563	21,968,151	150,810,023
Class Y	287,275,903	1,882,214,475	268,058,440	1,841,027,088
Class R5	-	-	651	4,500
Class R6	7,427,671	48,836,163	18,993,539	130,501,309
Issued as reinvestment of dividends:
Class A	15,788,883	103,626,347	14,632,387	100,496,605
Class C	2,359,637	15,420,190	2,259,481	15,451,911
Class Y	19,785,311	129,679,138	19,914,256	136,605,692
Class R5	-	-	76	526
Class R6	361,332	2,371,969	369,355	2,537,361
Automatic conversion of Class C shares to Class A shares:
Class A	6,672,872	43,678,657	6,572,706	44,923,788
Class C	(6,697,255)	(43,678,657)	(6,597,644)	(44,923,788)
Reacquired:
Class A	(177,129,440)	(1,161,122,554)	(111,281,845)	(764,318,443)
Class C	(29,797,111)	(194,751,119)	(15,111,384)	(103,612,351)
Class Y	(392,506,588)	(2,565,692,631)	(208,809,837)	(1,430,599,492)
Class R5	-	-	(2,247)	(15,682)
Class R6	(11,192,797)	(73,774,785)	(11,727,215)	(80,684,762)
Net increase (decrease) in share activity	(140,343,071)	$(913,335,065)	122,359,754	$845,695,956

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 72% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Rochester® Municipal Opportunities Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Rochester Municipal Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rochester Municipal Opportunities Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statements of operations and cash flows for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, agent banks, portfolio company investee and brokers; when replies were not received from agent banks and the portfolio company investee, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

Invesco Rochester® Municipal Opportunities Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	97.46%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Invesco Rochester® Municipal Opportunities Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.

Invesco Rochester® Municipal Opportunities Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROHYM-NCSR

Annual Financial Statements and Other Information
February 28, 2026
Invesco Rochester® New York Municipals Fund
Nasdaq:
A: RMUNX ■ C: RMUCX ■ Y: RMUYX ■ R6: IORUX

2	Schedule of Investments
16	Financial Statements
19	Financial Highlights
20	Notes to Financial Statements
27	Report of Independent Registered Public Accounting Firm
28	Tax Information
29	Other Information Required in Form N-CSR (Items 8-11)

Schedule of Investments
February 28, 2026
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–106.57%
New York–98.60%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2048	$2,585	$2,627,371
Series 2018 B, RB(a)	5.00%	12/15/2033	60	63,281
Series 2018 B, RB(a)	5.00%	12/15/2034	250	263,080
Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB	5.30%	04/01/2029	725	692,871
Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,973,983
Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $620,338)(b)(c)	4.00%	07/01/2029	674	13,476
Series 2021, Ref. RB (Acquired 07/13/2022; Cost $637,231)(b)(c)	4.00%	07/01/2030	702	14,040
Series 2021, Ref. RB (Acquired 07/12/2022; Cost $651,833)(b)(c)	4.00%	07/01/2031	730	14,604
Series 2021, Ref. RB (Acquired 03/16/2023; Cost $360,947)(b)(c)	4.00%	07/01/2041	564	11,277
Series 2021, Ref. RB (Acquired 10/28/2021-06/23/2022; Cost $9,319,446)(b)(c)	4.00%	07/01/2051	10,040	200,793
Albany Capital Resource Corp. (KIPP Capital Region Public Charter Schools); Series 2024, RB	5.00%	06/01/2064	2,000	1,946,497
Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,507,101
Series 2018, Ref. RB	5.00%	10/01/2043	4,060	4,031,818
Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,032,604
Battery Park (City of), NY Authority (Green Bonds); Series 2025, Ref. RB	5.25%	11/01/2055	7,500	8,102,348
Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,745,326
Series 2020 B, RB	4.00%	11/01/2045	1,500	1,396,217
Series 2020 B, RB	4.00%	11/01/2055	5,000	4,281,348
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(d)	0.00%	07/15/2034	3,685	2,755,766
Series 2016 A, Ref. RB	5.00%	07/15/2042	7,650	7,692,783
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,499,996
Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	145,065
Series 2018, Ref. RB	5.00%	10/01/2033	150	155,183
Series 2018, Ref. RB	5.00%	10/01/2037	500	512,732
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	825	834,425
Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	300,586
Series 2015 A, Ref. RB	5.00%	07/01/2030	150	150,292
Series 2015 A, Ref. RB	5.00%	07/01/2031	210	210,407
Series 2015 A, Ref. RB	5.00%	07/01/2032	245	245,473
Build NYC Resource Corp. (261 walton Facility LLC - Zeta Charter Schools, Inc.);
Series 2026, RB(e)	5.25%	06/01/2046	1,500	1,504,225
Series 2026, RB(e)	5.50%	06/01/2056	1,600	1,592,718
Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(e)	5.50%	09/01/2045	5,905	5,848,594
Build NYC Resource Corp. (Bay Ridge Preperatory School); Series 2024, RB(e)	5.00%	09/01/2044	625	626,716
Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,541,423
Series 2018, RB	5.00%	06/01/2048	2,415	2,380,930
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB (LOC - Santander Bank N.A.)(a)(e)(f)	5.50%	12/31/2040	4,700	4,732,042
Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	45	43,132
Series 2019, RB	4.00%	07/01/2049	4,000	3,606,757
Build NYC Resource Corp. (Civic Bronx LLC - Bold Charter School);
Series 2025, RB(e)	5.63%	07/01/2045	1,000	1,014,688
Series 2025, RB(e)	6.00%	07/01/2060	3,000	3,038,965
Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,294,354
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
2
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(e)	5.75%	06/01/2052	$4,000	$3,998,460
Series 2022, RB(e)	5.75%	06/01/2062	5,250	5,171,513
Build NYC Resource Corp. (ERE425, LLC - Zeta Charter Schools, Inc.); Series 2025, RB(e)	5.25%	10/15/2050	7,500	7,319,788
Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	534,328
Series 2022 A, RB	5.00%	07/01/2056	450	432,956
Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,785,787
Series 2023, RB	5.25%	07/01/2062	11,500	11,578,806
Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,518,020
Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,301,784
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School);
Series 2017 A, RB(e)	5.00%	06/01/2047	1,250	1,181,985
Series 2017 A, RB(e)	5.00%	06/01/2052	1,100	998,132
Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(e)	5.63%	02/01/2039	1,100	1,100,517
Series 2019, RB(e)	5.75%	02/01/2049	2,200	2,199,927
Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(e)	4.00%	06/15/2041	610	560,644
Series 2021 A, RB(e)	4.00%	06/15/2051	735	587,466
Series 2021 A, RB(e)	4.00%	06/15/2056	530	408,201
Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(e)	5.00%	06/01/2051	1,500	1,211,828
Series 2021 A, RB(e)	5.00%	06/01/2056	1,250	983,877
Build NYC Resource Corp. (Riverspring Health Senior Living, Inc.); Series 2026, RB(e)	6.50%	12/15/2045	6,000	6,062,710
Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(e)	4.00%	11/01/2041	1,775	1,621,686
Series 2021 A, RB(e)	4.00%	11/01/2051	695	556,572
Build NYC Resource Corp. (Success Academy Charter Schools); Series 2024, RB	4.00%	09/01/2044	3,400	3,309,116
Build NYC Resource Corp. (The Chapin School, Ltd.); Series 2017, Ref. RB	5.00%	11/01/2047	9,700	10,541,338
Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,160,468
Build NYC Resource Corp. (The Renaissance Charter School 2);
Series 2025, RB	5.25%	06/15/2045	1,000	1,013,797
Series 2025, RB	5.50%	06/15/2050	1,250	1,254,746
Series 2025, RB	5.50%	06/15/2055	1,000	992,436
Build NYC Resource Corp. (Trips Obligated Group);
Series 2025, RB(a)	5.50%	07/01/2050	6,750	7,140,234
Series 2025, RB(a)	5.50%	07/01/2055	6,750	7,076,586
Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.50%	06/15/2053	2,125	2,134,218
Series 2023, RB(e)	5.50%	06/15/2063	1,375	1,374,764
Build NYC Resource Corp. (Urban Resource Insititute );
Series 2025, RB	5.38%	12/01/2046	625	680,667
Series 2025, RB	5.50%	12/01/2051	825	879,901
Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(e)	6.50%	07/01/2052	9,820	9,857,397
Series 2022, RB(e)	6.50%	07/01/2057	10,785	10,788,993
Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	885	898,860
Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,772,635
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	200	200,299
Series 2014, RB	5.00%	05/01/2039	250	250,242
City of New York NY;
Series 2025, GO Bonds(g)	5.25%	08/01/2053	12,000	12,760,727
Series 2025, GO Bonds(g)	5.25%	10/01/2055	20,000	21,191,054
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
3
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Clinton County Capital Resource Corp. (CVES BOCES);
Series 2025, RB(e)	4.75%	07/01/2043	$1,000	$1,041,010
Series 2025, RB(e)	5.00%	07/01/2046	1,000	1,041,117
Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(d)	0.00%	06/01/2027	1,000	968,408
Dutchess County Local Development Corp. (Health Quest Systems, Inc.); Series 2016 B, RB	5.00%	07/01/2046	5,700	5,700,491
Dutchess County Local Development Corp. (Marist College); Series 2022, RB	4.00%	07/01/2049	9,370	8,403,232
Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	5,985	6,662,666
East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	545	539,459
Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	1,980	1,979,935
Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,681,457
Series 2005 A, RB	5.00%	06/01/2045	1,275	1,066,031
Series 2005 D, RB(d)	0.00%	06/01/2055	198,300	16,068,705
Series 2006 A, RB(d)(e)	0.00%	06/01/2060	200,000	5,346,120
Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group);
Series 2022 A, Ref. RB	5.25%	12/01/2052	25,750	26,054,857
Series 2025, RB	5.25%	12/01/2050	2,590	2,670,394
Series 2025, RB	5.50%	12/01/2055	5,000	5,226,646
Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB(e)	5.50%	07/01/2044	5,495	5,307,324
Hempstead Town Local Development Corp.; Series 2022, RB	5.25%	06/15/2052	5,000	4,858,625
Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.80%	12/01/2044	9,530	9,853,886
Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2034	1,500	1,501,095
Series 2014, RB	5.00%	07/01/2039	1,250	1,250,926
Series 2014, RB	5.00%	07/01/2044	1,000	1,000,243
Series 2017, Ref. RB	5.00%	07/01/2038	650	660,264
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	4.00%	02/15/2044	17,000	16,646,913
Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	834,028
Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	675	676,423
Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	2,500	2,649,261
Series 2023 E, RB	5.00%	09/01/2053	14,000	14,669,577
Metropolitan Transportation Authority;
Series 2016 C-1, RB	5.00%	11/15/2056	4,470	4,476,690
Series 2016 C-1, RB	5.25%	11/15/2056	10,000	10,026,520
Series 2024 A, Ref. RB	5.00%	11/15/2045	1,040	1,101,085
Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	22,524,351
Series 2022 A, RB	4.00%	11/15/2051	7,365	6,884,029
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	30,000	30,019,427
Series 2017 A, RB	5.00%	11/15/2047	7,000	7,067,381
Series 2017 A-1, RB	5.25%	11/15/2057	5,565	5,594,774
Series 2017 B-1, RB	5.25%	11/15/2057	20,000	20,274,438
Series 2019 C, RB (INS - AGI)(h)	4.00%	11/15/2045	560	537,291
Series 2020 A-1, RB	5.00%	11/15/2049	1,400	1,431,344
Series 2020 C-1, RB	5.00%	11/15/2050	10,000	10,202,043
Series 2020 C-1, RB	5.25%	11/15/2055	30,715	31,540,850
Series 2024 A, Ref. RB	5.25%	11/15/2049	12,290	12,968,327
Series 2024, Ref. RB	5.00%	11/15/2052	2,000	2,087,419
Monroe County Industrial Development Corp. (Eugenio Maria De Hostos Charter School); Series 2024, RB(e)	5.00%	07/01/2054	3,325	3,087,709
Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	375,650
Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGI)(h)	5.00%	01/15/2038	890	891,604
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
4
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	$50	$50,083
Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,010,742
Monroe County Industrial Development Corp. (Rochester Schools Modernization); Series 2005 A, RB(a)	6.50%	12/01/2042	1,930	1,764,224
Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(e)	5.88%	07/01/2052	1,000	1,002,595
Series 2022, RB(e)	6.00%	07/01/2057	2,500	2,514,049
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	8,470	8,506,141
Series 2019, Ref. RB	5.00%	01/01/2050	14,625	13,143,261
Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2024, Ref. RB	5.25%	06/01/2049	500	530,926
Series 2024, Ref. RB	5.25%	06/01/2054	500	523,958
Monroe County Industrial Development Corp. (University of Rochester); Series 2020, RB(e)	5.00%	06/01/2050	950	933,463
Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(d)(e)	0.00%	06/01/2061	400,000	13,827,080
MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	24,045	24,045,231
Series 2016 A, RB	5.00%	11/15/2056	46,000	45,999,282
Nassau (County of), NY;
Series 2019 A, GO Bonds (INS - AGI)(h)	5.00%	04/01/2049	11,600	11,924,815
Series 2024 A, GO Bonds	4.00%	04/01/2054	4,000	3,709,798
Nassau (County of), NY Industrial Development Agency; Series 2021, RB(d)(i)	0.00%	01/01/2058	546	0
Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,346,744
Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	804	707,366
Series 2006 A-3, RB	5.00%	06/01/2035	750	593,579
Series 2006 A-3, RB	5.13%	06/01/2046	615	451,016
Series 2006 C, RB(d)	0.00%	06/01/2046	105,975	22,735,113
Series 2006 D, RB(d)	0.00%	06/01/2060	625,715	29,125,156
Series 2006 E, RB(d)	0.00%	06/01/2060	40,000	2,185,684
New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	12,475,399
New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	6,825	6,864,167
Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	18,441,630
Series 2019, RB	4.00%	11/01/2041	600	607,953
Series 2019, RB(a)	4.00%	11/01/2047	9,120	8,561,227
Series 2020 221, RB(a)	4.00%	07/15/2060	32,450	28,944,514
Series 2022, RB(a)	5.00%	01/15/2052	13,000	13,211,186
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2044	1,000	1,105,184
Two Hundred Forty Five Series 2024, Ref. RB	5.00%	09/01/2049	1,640	1,744,668
Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	4,855	4,938,342
Two Hundred Thirty Fourth Series 2022, Ref. RB(a)	5.25%	08/01/2047	5,000	5,263,540
Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	16,230	14,973,842
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2046	9,625	9,222,469
Two Hundred Twenty Third Series 2021, Ref. RB(a)	4.00%	07/15/2051	4,960	4,559,937
New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,124
Series 1997 C, GO Bonds (INS - NATL)(h)	5.50%	11/15/2037	10	10,023
Series 2002 D, GO Bonds	5.25%	06/01/2027	145	145,338
Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,912
Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,012
Series 2020 D-1, GO Bonds	4.00%	03/01/2050	30,000	27,957,171
Series 2020 D-1, GO Bonds (INS - BAM)(h)	4.00%	03/01/2050	28,830	27,271,860
Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	9,313,810
Series 2021 F-1, GO Bonds	4.00%	03/01/2047	17,000	16,263,461
Series 2021 F-1, GO Bonds	5.00%	03/01/2050	10,000	10,291,087
Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	6,116,472
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
5
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2024 C, GO Bonds	5.25%	03/01/2048	$3,430	$3,654,216
Series 2024 D, GO Bonds	4.00%	04/01/2045	2,000	1,964,021
Series 2024 D, GO Bonds	4.00%	04/01/2050	5,000	4,700,677
Series 2024 D, GO Bonds	5.25%	04/01/2054	20,000	21,054,676
Series 2025 D, GO Bonds	5.00%	10/01/2048	20,615	21,743,902
Series 2025 E, GO Bonds	5.25%	08/01/2050	2,000	2,129,371
Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	780	810,513
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,207,478
Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,651,861
Subseries 2023 E-1, GO Bonds	5.25%	04/01/2047	4,000	4,255,852
Subseries 2023 E-1, GO Bonds	4.00%	04/01/2050	5,700	5,358,772
Subseries 2024 C-1, GO Bonds	4.00%	09/01/2052	1,000	930,470
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2050	5,000	5,338,151
Subseries 2025 G-1, GO Bonds	5.25%	02/01/2053	4,250	4,508,459
New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	380	349,763
Series 1998, RB	6.38%	11/01/2028	945	869,134
New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	30	29,813
Series 2005 E-2, RB	6.13%	11/01/2035	2,050	1,545,356
New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	1,410	1,402,716
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	5,165	5,201,290
New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	50,000	52,817,665
Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	9,123,620
Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	9,420,448
Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,291,776
Series 2021 CC-1, RB(g)	5.00%	06/15/2051	13,350	13,857,769
Series 2022 CC-1, RB	4.00%	06/15/2052	12,500	11,559,905
Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,604,610
Series 2024 AA, RB	5.00%	06/15/2051	4,750	4,985,179
Series 2024 AA, RB	4.00%	06/15/2054	1,500	1,390,578
Series 2024 AA-1, RB(g)	5.25%	06/15/2053	35,000	37,029,430
Series 2026, RB	5.50%	06/15/2056	12,500	13,669,640
Subseries 2025 AA-1, RB	5.25%	06/15/2055	10,000	10,687,200
New York (City of), NY Transitional Finance Authority;
Series 2019 A-3, RB	3.00%	05/01/2045	1,000	811,970
Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,520,631
Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,509,027
Series 2020, RB	4.00%	05/01/2045	2,000	1,949,930
Series 2020, RB	4.00%	05/01/2046	23,000	22,114,799
Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,662,592
Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,372,169
Series 2022 C-1, RB	4.00%	02/01/2051	5,000	4,588,091
Series 2023 A-1, RB	5.00%	05/01/2053	9,995	10,346,066
Series 2023 C, RB(g)(j)	5.50%	05/01/2053	24,000	25,790,693
Series 2023, RB	5.25%	05/01/2050	6,115	6,497,984
Series 2023, RB(g)	5.00%	05/01/2053	99,465	102,958,628
Series 2024 C, RB	5.00%	05/01/2050	5,000	5,238,925
Series 2024, RB	5.25%	05/01/2051	12,650	13,437,602
Series 2024, RB	4.13%	05/01/2052	8,200	7,693,803
Series 2025 A, RB	5.00%	05/01/2054	5,000	5,219,846
Series 2025 B, RB	5.00%	05/01/2051	2,000	2,096,700
Series 2025 B, RB	5.25%	05/01/2055	10,875	11,597,217
Series 2025 E, RB	5.50%	11/01/2049	10,000	10,912,185
Series 2025 E, RB	4.13%	11/01/2053	8,000	7,498,935
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
6
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Series 2025 E, RB	5.00%	11/01/2053	$10,000	$10,412,713
Series 2025 H, RB	5.25%	11/01/2048	2,250	2,419,841
Series 2025 H, RB	5.50%	11/01/2051	2,160	2,354,441
Series 2025 H, RB	4.50%	11/01/2052	5,000	4,885,102
Series 2025, RB(g)	5.50%	05/01/2053	15,000	16,301,240
Series 2026, RB	5.00%	02/01/2053	5,000	5,229,908
Series 2026, RB	5.25%	11/01/2055	14,850	15,876,845
New York (City of), NY Trust for Cultural Resources (The) (American Museum of Natural History); Series 2024, Ref. RB	5.00%	07/15/2054	2,500	2,636,178
New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	50	51,877
Series 2021 A, RB	4.00%	01/01/2040	300	308,810
Series 2021 A, RB	4.00%	01/01/2041	220	225,259
New York (State of) Dormitory Authority;
Series 2018 A, RB	5.00%	07/01/2048	5,890	6,032,572
Series 2019 A, RB	4.00%	07/01/2045	6,530	6,477,585
Series 2020 A, RB (INS - BAM)(h)	4.00%	07/01/2050	3,295	3,089,504
Series 2020 A, Ref. RB	4.00%	03/15/2048	33,725	32,120,179
Series 2020 D, Ref. RB	4.00%	02/15/2047	19,075	18,229,489
Series 2020 D, Ref. RB	4.00%	02/15/2049	3,070	2,915,674
Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	10,488,884
Series 2022 A, RB(g)	4.00%	03/15/2049	15,000	14,176,538
Series 2022 A, RB (INS - BAM)(h)	4.25%	10/01/2051	5,500	5,302,233
Series 2022 A, Ref. RB	4.00%	03/15/2049	26,305	24,860,921
Series 2022 A, Ref. RB	5.00%	05/01/2052	8,000	8,152,450
Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,343,377
Series 2024 A, RB (INS - AGI)(h)	4.13%	10/01/2048	1,000	962,856
Series 2024 A, RB	5.50%	05/01/2049	2,250	2,358,466
Series 2024 A, RB	5.50%	05/01/2056	3,350	3,478,987
Series 2024 A, Ref. RB	5.25%	03/15/2049	3,560	3,809,841
Series 2024 A, Ref. RB	4.00%	03/15/2054	10,000	9,245,296
Series 2024 B, Ref. RB	4.00%	03/15/2054	5,000	4,652,866
Series 2025 A, Ref. RB	5.00%	03/15/2047	2,000	2,130,732
Series 2025 A, Ref. RB	5.00%	03/15/2049	12,000	12,670,340
Series 2025 A, Ref. RB	5.00%	03/15/2050	6,000	6,309,041
Series 2025 A, Ref. RB	5.00%	03/15/2051	5,000	5,236,727
Series 2025 A, Ref. RB	5.00%	03/15/2055	20,000	20,944,768
Series 2025 B, Ref. RB	5.00%	03/15/2052	15,580	16,271,249
Series 2025 C, Ref. RB	5.25%	03/15/2050	25,000	26,931,435
Series 2025 C, Ref. RB	5.00%	03/15/2055	2,000	2,086,553
Series 2025, RB	5.13%	11/15/2050	2,350	2,406,594
Series 2025, RB	5.13%	11/15/2055	3,000	3,047,456
New York (State of) Dormitory Authority (Barnard College); Series 2025 A, Ref. RB	5.00%	07/01/2055	1,600	1,652,616
New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(e)	5.35%	12/01/2035	7,960	6,813,796
Series 2015 B-1, Ref. RB(e)	6.18%	12/01/2031	3,015	2,879,504
New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	691,046
Series 2020 A, Ref. RB	4.00%	07/01/2040	675	680,577
New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	11,303,851
New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,594,400
New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	750,012
Series 2012 B, RB	5.00%	07/01/2032	195	195,003
Series 2019 A, Ref. RB	4.00%	07/01/2045	750	618,149
New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGI)(h)	5.00%	07/01/2034	20	20,025
New York (State of) Dormitory Authority (City of New York); Series 2005 A, RB (INS - AMBAC)(h)	5.50%	05/15/2031	555	646,516
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
7
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	$115	$134,335
New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(h)	5.25%	07/01/2030	25	26,330
New York (State of) Dormitory Authority (Fordham University);
Series 2020, RB	4.00%	07/01/2046	12,755	12,127,440
Series 2020, RB	4.00%	07/01/2050	34,565	30,990,471
New York (State of) Dormitory Authority (General Purpose); Series 2018 A, RB(g)	4.00%	03/15/2048	21,000	19,999,228
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,802,922
Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,165,027
New York (State of) Dormitory Authority (IONA University); Series 2025, Ref. RB (INS - AGI)(h)	5.00%	07/01/2051	2,000	2,075,357
New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,990,839
Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,296,652
Series 2020 A, Ref. RB	4.00%	09/01/2050	38,865	33,579,803
Series 2024, RB	5.50%	11/01/2047	2,665	2,802,366
New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(h)	4.50%	05/15/2036	30	30,033
New York (State of) Dormitory Authority (New School (The));
Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,839,506
Series 2016 A, Ref. RB	5.00%	07/01/2046	1,475	1,480,208
Series 2022 A, Ref. RB	4.00%	07/01/2047	3,590	3,273,696
New York (State of) Dormitory Authority (New York University); Series 2025 A, Ref. RB	5.25%	07/01/2055	10,000	10,621,916
New York (State of) Dormitory Authority (Northwell Health Obligated Group);
Series 2024, Ref. RB (INS - BAM)(h)	4.00%	05/01/2054	4,285	3,928,340
Series 2024, Ref. RB	5.25%	05/01/2054	34,955	36,399,033
New York (State of) Dormitory Authority (Pratt Institute); Series 2016, Ref. RB	5.00%	07/01/2046	500	501,058
New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	10,000	10,178,758
New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	22,500	21,294,783
Series 2020 A, Ref. RB	5.00%	07/01/2053	13,750	14,224,882
New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	198,517
Series 2021, RB	5.00%	07/01/2051	750	645,912
New York (State of) Dormitory Authority (State University of New York Dormitory Facilities) (Green Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,163,319
New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(e)	5.50%	12/01/2047	16,140	11,582,803
Series 2017 A-2, RB (Acquired 05/23/2017; Cost $23,695,000)(c)(e)	5.38%	09/01/2050	23,695	18,367,667
Series 2017 A-2, Ref. RB (Acquired 10/25/2017; Cost $7,425,000)(c)(e)	5.38%	10/01/2042	7,425	6,097,325
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	2,000	1,724,311
Series 2022, Ref. RB	5.00%	07/01/2057	12,000	9,820,825
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group); Series 2024, RB	5.25%	10/01/2049	35,750	36,418,700
New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,996,599
New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,901,391
Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,920,850
Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	12,795	12,185,249
Series 2025 B-1, RB	5.25%	11/01/2065	5,000	5,100,951
New York (State of) Housing Finance Agency (Green Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	3,023,451
Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,778,758
Series 2023 B-1, RB	4.95%	11/01/2058	4,000	4,031,322
Series 2023 E-1, RB	4.75%	11/01/2048	1,845	1,861,065
Series 2023 E-1, RB	5.05%	11/01/2063	2,000	2,021,968
Series 2024 A-1, RB	5.00%	06/15/2054	7,575	7,808,789
New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	100	100,081
New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	300	300,287
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
8
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	$1,025	$1,036,726
Series 2023 252, RB	4.55%	10/01/2048	1,725	1,728,080
Series 2023 252, RB	4.65%	10/01/2053	1,625	1,624,054
Series 2023-255, RB	4.88%	10/01/2048	2,000	2,040,916
New York (State of) Power Authority (Green Bonds);
Series 2020 A, Ref. RB	4.00%	11/15/2050	10,000	9,507,530
Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	11,710,878
Series 2020 A, Ref. RB	4.00%	11/15/2060	20,005	18,484,924
Series 2024 A, RB	4.00%	11/15/2054	5,000	4,593,570
New York (State of) Power Authority (Green Transmission) (Green Bonds); Series 2023, RB (INS - AGI)(h)	5.13%	11/15/2058	18,000	19,035,772
New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	13,815	12,605,461
Series 2019 B, RB (INS - AGI)(h)	4.00%	01/01/2050	45,000	41,758,803
Series 2020 N, RB	4.00%	01/01/2044	10,000	9,966,520
Series 2020 N, RB	4.00%	01/01/2047	6,170	5,818,929
Series 2024 P, Ref. RB	5.25%	01/01/2054	5,030	5,367,708
Series 2024, RB (INS - AGI)(a)(h)	5.00%	06/30/2049	5,000	5,076,625
Series 2025 A, RB	5.00%	03/15/2049	5,000	5,283,849
Series 2025 A, RB	5.00%	03/15/2051	3,950	4,145,390
Series 2026 A, Ref. RB	5.00%	01/01/2051	5,000	5,267,722
Series 2026 A, Ref. RB	5.00%	01/01/2056	5,500	5,761,365
Series 2026 A, Ref. RB	5.25%	01/01/2056	2,750	2,944,138
New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	3,998,731
New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	23,220	24,085,184
New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,456,758
New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	7,989,148
Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	14,052,540
New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	17,377,780
New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2047	5,155	4,913,095
Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,729,371
New York (State of) Thruway Authority (Group 2); Series 2025, RB	5.00%	03/15/2059	20,000	20,830,316
New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	950,178
New York City Housing Development Corp.;
Series 2014 C-1-A, RB	4.30%	11/01/2047	7,775	7,680,877
Series 2023, RB	4.60%	08/01/2048	3,500	3,500,550
Series 2025, RB (CEP - GNMA)(g)	5.00%	11/01/2045	2,000	2,086,342
Series 2025, RB (CEP - GNMA)(g)	5.05%	11/01/2050	2,000	2,043,074
Series 2025, RB(g)	5.00%	11/01/2055	18,000	18,258,808
Series 2025, RB (CEP - GNMA)(g)	5.13%	11/01/2055	6,000	6,110,878
Series 2025, RB (CEP - GNMA)(g)	5.20%	11/01/2060	2,500	2,557,648
New York City Housing Development Corp. (Green Bonds);
Series 2023, RB	4.80%	02/01/2053	22,140	22,285,179
Series 2024 C-1, RB	4.50%	08/01/2054	2,000	1,954,032
Series 2025 C, RB (CEP - FHLMC)	4.95%	02/01/2055	3,500	3,539,673
Series 2025, RB	5.00%	08/01/2055	1,750	1,774,645
Series 2026, RB	5.00%	11/01/2055	25,000	25,386,992
Series 2026, RB	5.00%	05/01/2056	10,000	10,131,325
New York City Municipal Water Finance Authority; Series 2025, RB(g)	5.25%	06/15/2053	20,000	21,282,472
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2045	19,625	19,633,474
Series 2016 B, RB(d)	0.00%	11/15/2044	3,270	1,376,697
New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	210	210,118
Series 2000 A, RB	6.63%	06/01/2042	17,070	17,072,781
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	25	25,475
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
9
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Counties Tobacco Trust IV;
Series 2005 A, RB	5.00%	06/01/2045	$11,185	$8,848,226
Series 2005 D, RB(d)	0.00%	06/01/2050	66,335	14,638,529
Series 2005 E, RB(d)	0.00%	06/01/2055	165,210	14,076,867
Series 2010 A, RB(e)	6.25%	06/01/2041	31,214	31,046,412
New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	49,420	23,064,823
Series 2005 S-2, RB(d)	0.00%	06/01/2050	6,770	1,056,768
Series 2005 S-3, RB(d)	0.00%	06/01/2055	219,195	18,729,139
Series 2005 S4B, RB(d)(e)	0.00%	06/01/2060	715,900	30,985,584
New York Counties Tobacco Trust VI;
Series 2016 A-2, Ref. RB	5.00%	06/01/2051	8,875	7,554,103
Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,317,156
Series 2016 B, Ref. RB	5.00%	06/01/2041	870	871,893
New York Liberty Development Corp. (3 World Trade Center); Series 2014-1, Ref. RB(e)	5.00%	11/15/2044	4,045	4,051,668
New York Liberty Development Corp. (7 World Trade Center); Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,652,238
New York Liberty Development Corp. (Green Bonds); Series 2021 A, Ref. RB	2.88%	11/15/2046	28,160	21,761,020
New York State Dormitory Authority;
Series 2025, RB(g)	5.25%	03/15/2050	20,000	21,545,148
Series 2025, RB (INS - AGI)(g)(h)	5.50%	07/01/2050	4,000	4,359,840
Series 2025, RB (INS - AGI)(g)(h)	5.50%	07/01/2055	7,000	7,554,434
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(k)	5.13%	09/03/2030	2,700	2,850,693
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority Projects - 2nd Resolution Bonds); Series 2017 A, Ref. RB	5.00%	06/15/2046	6,100	6,188,672
New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority); Series 2023, Ref. RB	5.00%	06/15/2053	2,910	3,065,546
New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(l)	5.50%	04/15/2035	615	733,920
New York State Thruway Authority; Series 2025, RB(g)	5.00%	03/15/2051	30,000	31,483,971
New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	5	4,893
Series 2020 A, RB	4.00%	03/15/2049	36,685	35,136,222
Series 2020 C, Ref. RB	4.00%	03/15/2045	5,000	4,893,217
Series 2020 E, Ref. RB	3.00%	03/15/2047	3,740	2,910,302
New York State Urban Development Corp. (Bidding Group 3); Series 2021, Ref. RB	4.00%	03/15/2047	5,000	4,788,003
New York State Urban Development Corp. (Bidding Group 4); Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	9,007,957
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport); Series 2016, Ref. RB(a)	5.00%	08/01/2031	17,500	17,527,263
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2036	6,095	6,270,123
Series 2020, RB(a)	5.00%	10/01/2040	10,000	10,354,110
New York Transportation Development Corp. (John F. Kennedy International Airport New Terminal One) (Green Bonds);
Series 2023, RB (INS - AGI)(a)(h)	5.00%	06/30/2049	5,000	5,058,174
Series 2023, RB(a)	6.00%	06/30/2054	13,160	13,814,925
Series 2023, RB (INS - AGI)(a)(h)	5.13%	06/30/2060	32,950	33,275,503
Series 2023, RB(a)	5.38%	06/30/2060	25,050	25,156,710
Series 2024, RB(a)	5.50%	06/30/2054	21,810	22,316,308
Series 2024, RB (INS - BAM)(a)(h)	5.00%	06/30/2060	10,000	10,053,840
Series 2024, RB(a)	5.50%	06/30/2060	8,990	9,190,070
Series 2025, RB(a)	6.00%	06/30/2050	3,500	3,783,846
Series 2025, RB (INS - AGI)(a)(h)	6.00%	06/30/2055	3,500	3,795,702
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds);
Series 2024, RB (INS - BAM)(a)(h)	5.25%	06/30/2049	7,750	7,997,154
Series 2025, RB(a)	6.00%	06/30/2055	7,000	7,477,277
Series 2025, RB(a)	6.00%	06/30/2059	3,000	3,201,958
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
10
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGI)(a)(h)	4.00%	07/01/2036	$5,345	$5,345,233
Series 2016 A, RB(a)	5.00%	07/01/2041	7,000	7,006,633
Series 2016 A, RB(a)	5.00%	07/01/2046	15,000	15,005,956
Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	43,915,764
Series 2016 A, RB (INS - AGI)(a)(h)	4.00%	01/01/2051	8,900	7,896,415
Series 2016, RB (INS - AGI)(a)(h)	4.00%	07/01/2037	3,750	3,750,144
Series 2016, RB (INS - AGI)(a)(h)	5.00%	07/01/2046	4,990	4,992,466
Series 2023, RB(a)	6.00%	04/01/2035	10,000	11,163,921
Series 2023, RB(a)	5.63%	04/01/2040	15,000	16,061,635
New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(a)	5.00%	12/01/2041	16,000	17,050,338
New York Transportation Development Corp. (Terminal 4 JFK International Airport) (Green Bonds);
Series 2024, Ref. RB (INS - AGI)(a)(h)	5.25%	12/31/2054	40,425	41,528,797
Series 2024, Ref. RB(a)	5.50%	12/31/2060	5,000	5,129,452
Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	3,500	3,177,981
Niagara Frontier Transportation Authority (Buffalo Niagara International Airport); Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	745,972
Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,646,007
Series 2014, Ref. RB	5.25%	05/15/2040	275	267,835
Oneida County Local Development Corp. (Mohawk Valley Health System); Series 2021 A, RB (INS - AGI)(h)	4.00%	12/01/2046	1,355	1,276,092
Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2032	775	790,430
Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,362,606
Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,429,548
Series 2019, Ref. RB	4.00%	07/01/2039	2,910	2,566,583
Series 2019, Ref. RB	5.00%	07/01/2049	8,270	7,220,356
Oneida Indian Nation; Series 2024 B, RB(e)	6.00%	09/01/2043	3,150	3,443,899
Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.); Series 2017, Ref. RB	5.00%	05/01/2040	650	657,580
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	5,027
Series 2019, Ref. RB	4.00%	12/01/2047	2,000	1,917,262
Series 2019, Ref. RB	4.00%	12/01/2049	8,850	8,369,577
Onondaga Civic Development Corp.;
Series 2025, RB	4.50%	12/01/2050	9,790	9,808,248
Series 2025, RB	5.50%	12/01/2056	5,000	5,501,357
Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,129,252
Series 2012 A, RB	5.00%	07/01/2042	1,435	1,120,621
Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	2,862,361
Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,612,852
Series 2015 A, Ref. RB	5.00%	10/01/2045	9,785	6,642,706
Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	1,735	1,739,855
Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,526,061
Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR(a)	5.38%	12/01/2036	2,500	2,505,597
Rockland (County of), NY Solid Waste Management Authority (Animal Shelter); Series 2024 A, RB	6.25%	12/15/2054	5,000	5,673,546
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	690	698,418
Series 2005 A, RB(d)(e)	0.00%	08/15/2045	3,660	1,070,601
Series 2005 C, RB(d)(e)	0.00%	08/15/2060	25,000	1,877,123
Saratoga County Capital Resource Corp. (WSWHE Boces Project); Series 2025, RB	5.00%	07/01/2047	2,500	2,665,697
Schenectady County Capital Resource Corp. (One Broadway Center); Series 2025 A, RB	5.25%	01/01/2050	1,000	1,058,699
Schenectady County Capital Resource Corp. (Union College); Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,040,286
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
11
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	$270	$281,939
Series 2021 A, Ref. RB	5.00%	09/01/2035	150	156,633
Series 2021 A, Ref. RB	5.00%	09/01/2036	105	109,010
Series 2021 A, Ref. RB	5.00%	09/01/2036	300	311,457
Series 2021 A, Ref. RB	5.00%	09/01/2037	300	309,712
Series 2021 A, Ref. RB	5.00%	09/01/2037	150	154,856
Series 2021 A, Ref. RB	5.00%	09/01/2038	225	231,156
Series 2021 A, Ref. RB	5.00%	09/01/2038	150	154,104
Series 2021 A, Ref. RB	5.00%	09/01/2039	670	685,310
Series 2021 A, Ref. RB	5.00%	09/01/2039	235	240,370
Series 2021 A, Ref. RB	5.00%	09/01/2040	150	152,027
Series 2021 A, Ref. RB	5.00%	09/01/2041	330	331,673
Series 2021 A, Ref. RB	5.00%	09/01/2041	300	301,234
St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	542,832
Series 2022, Ref. RB	5.25%	07/01/2041	440	473,587
Series 2022, Ref. RB	5.25%	07/01/2042	425	453,484
Series 2022, Ref. RB	5.25%	07/01/2047	3,820	3,916,801
Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,538,779
Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	160	158,991
Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,555	3,353,989
Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	415,758
Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	155	155,177
Suffolk Regional Off-Track Betting Corp.;
Series 2024, RB	5.75%	12/01/2044	9,500	9,813,896
Series 2024, RB	6.00%	12/01/2053	10,000	10,234,755
Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	2,265	2,078,062
Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(e)	5.35%	11/01/2049	30,805	30,852,249
Series 2016 B-2, RB(e)	5.35%	11/01/2049	5,820	5,828,927
Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(b)	5.00%	07/01/2032	3,125	625,000
Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,537,453
Series 2024 A-1, RB	5.00%	05/15/2049	4,600	4,827,102
Series 2024 A-1, RB	5.25%	11/15/2051	4,000	4,277,983
Series 2024 A-1, RB	5.25%	05/15/2059	5,000	5,268,352
Series 2024 A-1, RB	5.25%	05/15/2064	10,000	10,508,653
Series 2025, RB(g)	5.25%	11/15/2055	16,000	17,144,294
Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	28,356,808
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	4.00%	11/15/2048	13,655	12,780,135
Series 2019 C, RB	4.00%	11/15/2043	15,000	15,035,032
Series 2020 A, RB	5.00%	11/15/2049	5,000	5,215,932
Series 2020 A, RB	5.00%	11/15/2054	4,850	5,023,257
Series 2021 A, RB	5.00%	11/15/2051	5,000	5,175,158
Series 2021 A, RB(g)	5.00%	11/15/2051	10,000	10,350,316
Series 2021 A, RB	5.00%	11/15/2056	11,570	11,926,651
Series 2022 C, RB	5.00%	05/15/2047	5,000	5,248,608
Series 2023 A, RB(g)	4.25%	05/15/2058	10,000	9,510,326
Series 2023 A, RB(g)	5.25%	05/15/2058	10,000	10,493,677
Series 2023 A, RB(g)	4.50%	05/15/2063	40,000	39,354,644
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
12
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
Triborough Bridge & Tunnel Authority (TBTA Capital Lockbox Fund);
Series 2023 A, RB	4.13%	05/15/2053	$7,125	$6,716,009
Series 2023 A, RB	4.25%	05/15/2058	2,825	2,686,667
Series 2025, RB	5.25%	12/01/2054	10,000	10,674,594
Series 2025, RB (INS - AGI)(h)	4.50%	12/01/2056	4,500	4,502,924
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	13,930	12,951,819
Series 2016 B, Ref. RB	5.00%	06/01/2048	4,345	4,004,963
Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	16,971,219
Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	540	471,027
Westchester (County of), NY Industrial Development Agency (Crescent Manor Ossining); Series 2025 A-1, RB(e)	6.20%	12/01/2042	5,500	5,636,425
Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(e)	7.00%	06/01/2046	470	489,409
Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	3,730	3,685,775
Westchester County Local Development Corp.;
Series 2025, RB	7.25%	11/01/2045	3,255	3,706,858
Series 2025, RB (INS - AGI)(h)	6.50%	11/01/2055	5,500	6,225,688
Series 2026, RB(e)	6.38%	12/01/2055	1,500	1,543,359
Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	2,165,370
Series 2020 A, Ref. RB	5.13%	07/01/2055	5,000	4,181,988
Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,585,455
Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	530,652
Series 2022, Ref. RB	5.00%	01/01/2041	520	544,857
Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,635,442
Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,520,647
Westchester County Local Development Corp. (Purchase Senior Learning Community, Inc.);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	10,340	10,101,742
Series 2021, Ref. RB(e)	4.50%	07/01/2056	8,200	6,931,840
Series 2021, Ref. RB(e)	5.00%	07/01/2056	5,000	4,591,106
Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	20,765	19,413,830
Series 2023, RB (INS - AGI)(h)	5.00%	11/01/2047	2,775	2,870,145
Series 2023, RB (INS - AGI)(h)	5.75%	11/01/2048	2,000	2,182,570
Series 2023, RB (INS - AGI)(h)	5.75%	11/01/2049	2,125	2,312,825
Series 2023, RB (INS - AGI)(h)	5.00%	11/01/2051	2,750	2,813,031
Series 2023, RB	6.25%	11/01/2052	2,560	2,638,291
Series 2023, RB (INS - AGI)(h)	5.75%	11/01/2053	1,000	1,079,420
Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	18,025	16,127,117
Series 2016 C, Ref. RB	5.13%	06/01/2051	4,000	3,464,973
Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	6,390	6,126,419
Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	425,755
Series 2019 A, RB	5.00%	10/15/2049	640	597,245
				3,920,612,662
Puerto Rico–7.44%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,235	1,255,267
Series 2002, RB	5.63%	05/15/2043	2,125	2,157,590
Series 2005 A, RB(d)	0.00%	05/15/2050	20,000	4,213,104
Series 2008 A, RB(d)	0.00%	05/15/2057	633,850	31,213,753
Series 2008 B, RB(d)	0.00%	05/15/2057	574,600	17,969,408
PRHTA Custodial Trust; Series 2022 L, RB(d)	0.00%	12/06/2049	697	404,396
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
13
Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	$3,424	$2,535,343
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,005,286
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,086,814
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	1,406	1,562,268
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,676,739
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,432,686
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	2,056,894
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,708,699
Series 2021 A-1, GO Bonds	4.00%	07/01/2046	14,030	12,666,784
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	330	322,852
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 05/26/2000; Cost $68,536)(c)	6.63%	01/01/2027	63	63,419
Series 2023 A, RB (Acquired 05/26/2000; Cost $548,164)(c)	6.63%	01/01/2028	484	484,690
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart);
Series 2012, Ref. RB	5.00%	10/01/2031	465	465,712
Series 2012, Ref. RB	5.00%	10/01/2042	200	196,564
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (Acquired 09/23/2011-12/28/2011; Cost $3,859,142) (INS - NATL)(c)(h)	5.00%	07/01/2033	4,005	4,014,574
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(d)	0.00%	07/01/2046	78,065	28,080,808
Series 2018 A-1, RB(d)	0.00%	07/01/2051	37,047	9,747,340
Series 2018 A-1, RB	4.75%	07/01/2053	13,361	13,028,616
Series 2018 A-1, RB	5.00%	07/01/2058	26,456	25,967,318
Series 2019 A-2, RB	4.54%	07/01/2053	976	915,762
Series 2019 A-2, RB	4.78%	07/01/2058	17,880	17,324,152
University of Puerto Rico;
Series 2006 P, Ref. RB (Acquired 06/18/2007-07/31/2013; Cost $6,862,860)(c)	5.00%	06/01/2030	7,280	7,277,866
Series 2006 Q, RB (Acquired 03/23/2007-02/06/2019; Cost $4,550,853)(c)	5.00%	06/01/2026	4,555	4,553,428
Series 2006 Q, RB (Acquired 12/01/2006-07/10/2007; Cost $24,375,000)(c)	5.00%	06/01/2030	24,375	24,367,856
Series 2006 Q, RB (Acquired 12/01/2006-10/03/2011; Cost $67,135,814)(c)	5.00%	06/01/2036	67,190	66,149,664
				295,905,652
Virgin Islands–0.34%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	540	540,495
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development); Series 2024 A, RB(e)	6.00%	04/01/2053	9,250	9,336,100
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGI)(h)	5.00%	10/01/2032	1,945	1,951,253
Virgin Islands Transportation & Infrastructure Corp. (Garvee); Series 2025, Ref. RB	5.00%	09/01/2044	1,500	1,628,742
				13,456,590
Guam–0.11%
Guam (Territory of) Waterworks Authority; Series 2025 A, RB	5.50%	07/01/2055	4,000	4,204,497
Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	210	211,709
				4,416,206
Northern Mariana Islands–0.08%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	3,270	3,270,002
Total Municipal Obligations (Cost $4,429,886,268)				4,237,661,112
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
14
Invesco Rochester® New York Municipals Fund

	Shares	Value
Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(i)	11,215	$0
TOTAL INVESTMENTS IN SECURITIES(m)–106.57% (Cost $4,429,886,268)		4,237,661,112
FLOATING RATE NOTE OBLIGATIONS–(8.27)%
Notes with interest and fee rates ranging from 2.34% to 2.50% at 02/28/2026 and contractual maturities of collateral ranging from 11/01/2045 to 05/15/2063 (See Note 1K)(n)		(328,785,000)
OTHER ASSETS LESS LIABILITIES–1.70%		67,627,847
NET ASSETS–100.00%		$3,976,503,959
Investment Abbreviations:
AGI	– Assured Guaranty, Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at February 28,
2026 was $879,190, which represented less than 1% of the Fund’s Net Assets.

(c)	Restricted security. The aggregate value of these securities at February 28, 2026 was $131,630,679, which represented 3.31% of the Fund’s Net Assets.
(d)	Zero coupon bond issued at a discount.
(e)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
February 28, 2026 was $326,360,809, which represented 8.21% of the Fund’s Net Assets.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Underlying security related to TOB Trusts entered into by the Fund. See Note 1K.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(j)
Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $18,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB
Trusts.

(k)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)
This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Inc.	5.31%

(n)
Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at February 28, 2026. At February 28, 2026, the Fund’s investments with a value of $468,201,179 are held by TOB Trusts and serve as collateral for the $328,785,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	2,500	June-2026	$(284,531,250)	$(313,303)	$(313,303)

(a)	Futures contracts collateralized by $4,687,500 cash held with Goldman Sachs International, the futures commission merchant.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
15
Invesco Rochester® New York Municipals Fund

Statement of Assets and Liabilities
February 28, 2026

Assets:
Investments in unaffiliated securities, at value (Cost $4,429,886,268)	$4,237,661,112
Deposits with brokers:
Cash collateral — exchange-traded futures contracts	4,687,500
Cash	25,514,213
Receivable for:
Investments sold	5,187,289
Fund shares sold	1,820,237
Interest	50,940,817
Investment for trustee deferred compensation and retirement plans	538,074
Other assets	1,334,173
Total assets	4,327,683,415
Liabilities:
Floating rate note obligations	328,785,000
Other investments:
Variation margin payable — futures contracts	5,000,792
Payable for:
Investments purchased	6,783,122
Dividends	7,027,829
Fund shares reacquired	1,258,856
Accrued fees to affiliates	1,232,103
Accrued interest expense	73,011
Accrued trustees’ and officers’ fees and benefits	4,744
Accrued other operating expenses	145,693
Trustee deferred compensation and retirement plans	868,306
Total liabilities	351,179,456
Net assets applicable to shares outstanding	$3,976,503,959
Net assets consist of:
Shares of beneficial interest	$5,431,548,396
Distributable earnings (loss)	(1,455,044,437)
$3,976,503,959
Net Assets:
Class A	$3,061,162,077
Class C	$135,996,528
Class Y	$772,969,761
Class R6	$6,375,593
Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	209,098,822
Class C	9,317,202
Class Y	52,777,671
Class R6	435,221
Class A:
Net asset value per share	$14.64
Maximum offering price per share (Net asset value of $14.64 ÷ 95.75%)	$15.29
Class C:
Net asset value and offering price per share	$14.60
Class Y:
Net asset value and offering price per share	$14.65
Class R6:
Net asset value and offering price per share	$14.65
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
16
Invesco Rochester® New York Municipals Fund

Statement of Operations
For the year ended February 28, 2026
Investment income:
Interest	$230,262,756
Expenses:
Advisory fees	17,997,457
Administrative services fees	574,281
Custodian fees	24,836
Distribution fees:
Class A	7,590,521
Class C	1,444,482
Interest, facilities and maintenance fees	14,952,444
Transfer agent fees — A, C and Y	2,802,769
Transfer agent fees — R6	1,355
Trustees’ and officers’ fees and benefits	97,675
Registration and filing fees	70,756
Reports to shareholders	107,375
Professional services fees	114,371
Other	57,717
Total expenses	45,836,039
Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(2,569)
Net expenses	45,833,470
Net investment income	184,429,286
Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (includes net gains (losses) from securities sold to affiliates of $(3,058,934))	(54,105,976)
Futures contracts	2,574,638
(51,531,338)
Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	(105,634,377)
Futures contracts	(313,303)
(105,947,680)
Net realized and unrealized gain (loss)	(157,479,018)
Net increase in net assets resulting from operations	$26,950,268
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
17
Invesco Rochester® New York Municipals Fund

Statement of Changes in Net Assets
For the years ended February 28, 2026 and 2025
	2026	2025
Operations:
Net investment income	$184,429,286	$177,237,141
Net realized gain (loss)	(51,531,338)	(28,416,397)
Change in net unrealized appreciation (depreciation)	(105,947,680)	(21,702,172)
Net increase in net assets resulting from operations	26,950,268	127,118,572
Distributions to shareholders from distributable earnings:
Class A	(145,751,031)	(143,279,697)
Class C	(5,707,561)	(5,873,245)
Class Y	(38,791,241)	(36,713,273)
Class R6	(390,631)	(259,808)
Total distributions from distributable earnings	(190,640,464)	(186,126,023)
Share transactions–net:
Class A	(238,849,391)	(114,898,377)
Class C	(26,625,722)	(9,991,940)
Class Y	(73,060,119)	76,694,880
Class R6	(2,762,872)	6,737,692
Net increase (decrease) in net assets resulting from share transactions	(341,298,104)	(41,457,745)
Net increase (decrease) in net assets	(504,988,300)	(100,465,196)
Net assets:
Beginning of year	4,481,492,259	4,581,957,455
End of year	$3,976,503,959	$4,481,492,259
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
18
Invesco Rochester® New York Municipals Fund

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.
	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed	Ratio of expenses to average net assets without fee waivers and/or expenses absorbed	Supplemental ratio of expenses to average net assets with fee waivers (excluding interest, facilities and maintenance fees)	Ratio of net investment income to average net assets	Portfolio turnover (c)
Class A
Year ended 02/28/26	$15.17	$0.65	$(0.51)	$0.14	$(0.67)	$14.64	1.13%(d)	$3,061,162	1.15%(d)	1.15%(d)	0.78%(d)	4.53%(d)	26%
Year ended 02/28/25	15.36	0.59	(0.16)	0.43	(0.62)	15.17	2.89 (d)	3,424,143	1.20 (d)	1.20 (d)	0.78 (d)	3.90 (d)	13
Year ended 02/29/24	14.75	0.56	0.64	1.20	(0.59)	15.36	8.35 (d)	3,584,464	1.27 (d)	1.27 (d)	0.78 (d)	3.73 (d)	27
Year ended 02/28/23	16.94	0.52	(2.17)	(1.65)	(0.54)	14.75	(9.76)(d)	3,578,634	1.14 (d)	1.14 (d)	0.78 (d)	3.41 (d)	50
Year ended 02/28/22	17.07	0.43	0.00	0.43	(0.56)	16.94	2.45 (d)	4,442,658	0.85 (d)	0.85 (d)	0.78 (d)	2.43 (d)	17
Class C
Year ended 02/28/26	15.13	0.54	(0.50)	0.04	(0.57)	14.60	0.40	135,997	1.91	1.91	1.54	3.77	26
Year ended 02/28/25	15.32	0.48	(0.16)	0.32	(0.51)	15.13	2.11	169,262	1.96	1.96	1.54	3.14	13
Year ended 02/29/24	14.71	0.44	0.65	1.09	(0.48)	15.32	7.55	181,671	2.03	2.03	1.54	2.97	27
Year ended 02/28/23	16.89	0.40	(2.16)	(1.76)	(0.42)	14.71	(10.40)(e)	209,043	1.89 (e)	1.89 (e)	1.53 (e)	2.66 (e)	50
Year ended 02/28/22	17.03	0.29	0.00	0.29	(0.43)	16.89	1.63	301,046	1.61	1.61	1.54	1.67	17
Class Y
Year ended 02/28/26	15.17	0.68	(0.49)	0.19	(0.71)	14.65	1.44	772,970	0.91	0.91	0.54	4.77	26
Year ended 02/28/25	15.37	0.63	(0.17)	0.46	(0.66)	15.17	3.07	878,608	0.96	0.96	0.54	4.14	13
Year ended 02/29/24	14.75	0.59	0.66	1.25	(0.63)	15.37	8.67	812,901	1.03	1.03	0.54	3.97	27
Year ended 02/28/23	16.95	0.55	(2.18)	(1.63)	(0.57)	14.75	(9.59)	700,660	0.90	0.90	0.54	3.65	50
Year ended 02/28/22	17.08	0.47	0.00	0.47	(0.60)	16.95	2.70	799,750	0.61	0.61	0.54	2.67	17
Class R6
Year ended 02/28/26	15.18	0.69	(0.51)	0.18	(0.71)	14.65	1.42	6,376	0.86	0.86	0.49	4.82	26
Year ended 02/28/25	15.37	0.64	(0.16)	0.48	(0.67)	15.18	3.19	9,478	0.90	0.90	0.48	4.20	13
Year ended 02/29/24	14.76	0.60	0.65	1.25	(0.64)	15.37	8.66	2,922	0.98	0.98	0.49	4.02	27
Year ended 02/28/23	16.96	0.56	(2.18)	(1.62)	(0.58)	14.76	(9.53)	1,020	0.85	0.85	0.48	3.70	50
Year ended 02/28/22	17.08	0.48	0.01	0.49	(0.61)	16.96	2.82	1,978	0.56	0.56	0.49	2.72	17

(a)	Calculated using average shares outstanding.
(b)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)
The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the years ended
February 28, 2026 and 2025, the year ended February 29, 2024 and the years ended February 28, 2023 and 2022, respectively.

(e)	The total return, ratios of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.99% for the year ended February 28, 2023.
See accompanying Notes to Financial Statements which are an integral part of the financial statements.
19
Invesco Rochester® New York Municipals Fund

Notes to Financial Statements
February 28, 2026
NOTE 1—Significant Accounting Policies
Invesco Rochester® New York Municipals Fund (the “Fund”) is a series portfolio of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.
The Fund’s investment objective is to seek tax-free income.
 The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges ("CDSC"). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the "Conversion Feature"). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A.
Security Valuations – Securities, including restricted securities, are valued according to the following policy.
Securities generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid or ask price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. Where a final settlement price exists, exchange-traded options are valued at the final settlement price from the exchange where the option principally trades, as of the approximate official closing time of that exchange. Where a final settlement price does not exist, exchange-traded options are valued at the mean between the last bid and ask price generally from the exchange where the option principally trades.
Securities for which market quotations are not readily available are fair valued by Invesco Advisers, Inc. (the "Adviser" or "Invesco") in accordance with Board-approved policies and related Adviser procedures (“Valuation Procedures”). If a fair value price provided by a pricing service is not representative of market value in the Adviser’s judgment ("unreliable"), the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises, economic sanctions and tariffs, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.
Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Pay-in-kind interest income and non-cash dividend income received in the form of securities in lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under
20
Invesco Rochester® New York Municipals Fund

which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its "country of risk" as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable and tax-exempt earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.
In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid by jurisdiction, while removing certain disclosure requirements. The Fund did not pay any material income taxes, net of refunds during the period.
F.
Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on the relative value of settled shares.
G.
Interest, Facilities and Maintenance Fees – Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, administrative expenses, negative or overdrawn balances on margin accounts and other expenses associated with establishing and maintaining the line of credit. In addition, interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any, are included.
H.
Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation.  Actual results could differ from those estimates by a significant amount.  In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the  financial statements are released to print.
I.
Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
J.
Segment Reporting — The Fund represents a single operating segment, in accordance with ASC 280, Segment Reporting. Subject to the oversight and, when applicable, approval of the Board of Trustees, portfolio managers and senior executives at the Adviser act as the Fund’s chief operating decision maker (“CODM”), assessing performance and making decisions about resource allocation within the Fund. The CODM monitors the operating results as a whole, and the Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus based on a defined investment strategy. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s financial statements.
K.
Floating Rate Note Obligations – The Fund invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Fund. Such securities may be purchased in the secondary market without first owning an underlying bond but generally are created through the sale of fixed rate bonds by the Fund to special purpose trusts established by a broker dealer or by the Fund (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Fund, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.
The Fund generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Fund to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Fund’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Fund, the Fund will be required to repay the principal amount of the tendered securities, which may require the Fund to sell other portfolio holdings to raise cash to meet that obligation. The Fund could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Fund to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Fund may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Fund. These agreements commit a Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.
The Fund accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Fund’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The
21
Invesco Rochester® New York Municipals Fund

Fund records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.
Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities and their affiliates from sponsoring and/or providing certain services for existing TOB Trusts, which constitute "covered funds" under the Volcker Rule. As a result of the Volcker Rule, the Fund, as holder of inverse floating rate securities, is required to perform certain duties in connection with TOB financing transactions previously performed by banking entities. These duties may alternatively be performed by a non-bank third-party service provider. The Fund’s expanded role may increase its operational and regulatory risk.
Further, the SEC and various banking agencies have adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”), which apply to TOB financing transactions and TOB Trusts. The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying security held by the TOB Trust. The Fund has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Fund’s ability to engage in TOB financing transactions or increase the costs of such transactions in certain circumstances.
There can be no assurances that TOB financing transactions will continue to be a viable or cost-effective form of leverage. The unavailability of TOB financing transactions or an increase in the cost of financing provided by TOB transactions may adversely affect the Fund’s net asset value, distribution rate and ability to achieve its investment objective.
TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities.
L.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties ("Counterparties") to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying instrument or asset. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.
Leverage Risk — Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.
Other Risks - The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
There is a possibility that the credit rating of a municipal security may be downgraded after purchase, which may occur quickly and without advanced warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.
Fluctuations in the federal funds and equivalent foreign rates or other changes to monetary policy or regulatory actions may expose fixed income markets to heightened volatility, perhaps suddenly and to a significant degree, and to reduced liquidity for certain fixed income investments, particularly those with longer maturities. Such changes and resulting increased volatility may adversely impact the Fund, including its operations, universe of potential investment options, and return potential. It is difficult to predict the impact of interest rate changes on various markets. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies and other governmental actions and political events within the U.S. and abroad may also, among other things, affect investor and consumer expectations and confidence in the financial markets. This could result in higher than normal redemptions by shareholders, which could potentially increase the Fund’s portfolio turnover rate and transaction costs.
The municipal issuers in which the Fund invests may be located in the same geographic area or may pay their interest obligations from revenue of similar projects, such as hospitals, airports, utility systems and housing finance agencies. This may make the Fund’s investments more susceptible to similar social, economic, political or regulatory occurrences, making the Fund more susceptible to experience a drop in its share price than if the Fund had been more diversified across issuers that did not have similar characteristics.
Investments in high yield debt securities (“junk bonds”) and other lower-rated securities will subject the Fund to substantial risk of loss. These securities are considered to be speculative with respect to the issuer’s ability to pay interest and principal when due, are more susceptible to default or decline in market value and are less liquid than investment grade debt securities. Prices of high yield debt securities tend to be very volatile. The values of high yield debt securities often fluctuate more in response to company, political, regulatory or economic developments than higher quality bonds, and their values can decline significantly over short periods of time or during periods of economic difficulty when the bonds could be difficult to value or sell at a fair price, thus subjecting the Fund to a substantial risk of loss.
22
Invesco Rochester® New York Municipals Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates
The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:
Average Daily Net Assets	Rate*
First $500 million	0.480%
Next $4.5 billion	0.455%
Next $3 billion	0.450%
Next $6 billion	0.440%
Over $14 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.
For the year ended February 28, 2026, the effective advisory fee rate incurred by the Fund was 0.44%.
Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Management S.A., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and a separate sub-advisory agreement with Invesco Capital Management LLC (collectively, the "Affiliated Sub-Advisers") the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.
The Adviser has agreed, for an indefinite period, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 1.50%, 2.25%, 1.25% and 1.25%, respectively, of the Fund’s average daily net assets (the “boundary limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Invesco may amend and/or terminate these boundary limits at any time in its sole discretion and will inform the Board of Trustees of any such changes. The Adviser did not waive fees and/or reimburse expenses during the period under these boundary limits.
Further, the Adviser has contractually agreed, through at least August 31, 2027, to waive the advisory fee payable by the Fund in an amount equal to the advisory fees earned by the Adviser and/or its affiliates on underlying affiliated investments, including 100% of the net advisory fees the Adviser receives from any affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.
The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the year ended February 28, 2026, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI in an amount up to an annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C Plan, reimburses IDI in an amount up to an annual rate of 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plans payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended  February 28, 2026, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended February 28, 2026, IDI advised the Fund that IDI retained $113,084 in front-end sales commissions from the sale of Class A shares and $66,582 and $15,450 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.
NOTE 3—Additional Valuation Information
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
23
Invesco Rochester® New York Municipals Fund

The following is a summary of the tiered valuation input levels, as of February 28, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$4,237,661,112	$0	$4,237,661,112
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	4,237,661,112	0	4,237,661,112
Other Investments - Liabilities*
Futures Contracts	(313,303)	—	—	(313,303)
Total Investments	$(313,303)	$4,237,661,112	$0	$4,237,347,809

*	Unrealized appreciation (depreciation).
NOTE 4—Derivative Investments
The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.
For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.
Value of Derivative Investments at Period-End
The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of February 28, 2026:
Value
Derivative Liabilities	Interest Rate Risk
Unrealized depreciation on futures contracts —Exchange-Traded(a)	$(313,303)
Derivatives not subject to master netting agreements	313,303
Total Derivative Liabilities subject to master netting agreements	$—

(a)	The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.
Effect of Derivative Investments for the year ended February 28, 2026
The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:
Location of Gain (Loss) on Statement of Operations
Interest Rate Risk
Realized Gain:
Futures contracts	$2,574,638
Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	(313,303)
Total	$2,261,335
The table below summarizes the average notional value of derivatives held during the period.
Futures Contracts
Average notional value	$196,370,052

NOTE 5—Security Transactions with Affiliated Funds
The Fund is permitted to purchase securities from or sell securities to certain other affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund that is or could be considered an "affiliated person" by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers is made in reliance on Rule 17a-7 of the 1940 Act and, to the extent applicable, related SEC staff positions. Each such transaction is effected at the security’s "current market price", as provided for in these procedures and Rule 17a-7. Pursuant to these procedures, for the year ended February 28, 2026, the Fund engaged in securities purchases of $80,074,219 and securities sales of $163,998,071, which resulted in net realized gains (losses) of $(3,058,934).
NOTE 6—Expense Offset Arrangement(s)
The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions.  For the year ended February 28, 2026, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,569.
24
Invesco Rochester® New York Municipals Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits
Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. The Fund may have certain former Trustees who participated in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
NOTE 8—Cash Balances and Borrowings
The Fund has entered into a revolving credit and security agreement, which enables the Fund to participate with certain other Invesco Funds in a committed secured borrowing facility that permits borrowings up to $1.5 billion, collectively by certain Invesco Funds, and which will expire on February 18, 2027. The revolving credit and security agreement is secured by the assets of the Fund. The Fund is subject to certain covenants relating to the revolving credit and security agreement. Failure to comply with these restrictions could cause the acceleration of the repayment of the amount outstanding under the revolving credit and security agreement.
During the year ended February 28, 2026, the Fund’s average daily balance of borrowing under the revolving credit and security agreement was $7,618,017 with an average interest rate of 4.33%. The carrying amount of the Fund’s payable for borrowings as reported on the Statement of Assets and Liabilities approximates its fair value. Expenses under the revolving credit and security agreement are shown in the Statement of Operations as Interest, facilities and maintenance fees. At February 28, 2026, the Fund had no borrowings outstanding under this agreement.
Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.
Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the year ended February 28, 2026 were $375,155,769 and 3.24%, respectively.
NOTE 9—Distributions to Shareholders and Tax Components of Net Assets
Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended February 28, 2026 and 2025:
	2026	2025
Ordinary income*	$2,609,039	$1,492,476
Ordinary income-tax-exempt	188,031,425	184,633,547
Total distributions	$190,640,464	$186,126,023

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
2026
Undistributed tax-exempt income	$14,007,798
Net unrealized appreciation (depreciation) — investments	(193,088,308)
Temporary book/tax differences	(826,075)
Capital loss carryforward	(1,275,137,852)
Shares of beneficial interest	5,431,548,396
Total net assets	$3,976,503,959
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund’s net unrealized appreciation (depreciation) difference is attributable primarily to wash sales, amortization and accretion on debt securities and inverse floaters.
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund’s temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.
Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
The Fund has a capital loss carryforward as of February 28, 2026, as follows:
Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$302,748,958	$972,388,894	$1,275,137,852
*
Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.
NOTE 10—Investment Transactions
The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the year ended February 28, 2026 was $1,140,387,355 and $1,755,665,233, respectively. As of February 28, 2026, the aggregate cost of
25
Invesco Rochester® New York Municipals Fund

investments, including any derivatives, on a tax basis listed below includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end:
Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$85,010,785
Aggregate unrealized (depreciation) of investments	(278,099,093)
Net unrealized appreciation (depreciation) of investments	$(193,088,308)
Cost of investments for tax purposes is $4,430,436,117.
NOTE 11—Reclassification of Permanent Differences
Primarily as a result of differing book/tax treatment of market discounts and amortization and accretion on debt securities, on February 28, 2026, undistributed net investment income was decreased by $1,101,322 and undistributed net realized gain (loss) was increased by $1,101,322. This reclassification had no effect on the net assets or the distributable earnings (loss) of the Fund.
NOTE 12—Share Information
	Summary of Share Activity
	Year ended February 28, 2026(a)		Year ended February 28, 2025
	Shares	Amount	Shares	Amount
Sold:
Class A	20,729,721	$296,750,135	16,860,329	$257,516,100
Class C	2,849,157	40,948,098	2,605,900	39,723,032
Class Y	20,675,260	295,615,562	15,588,459	237,653,936
Class R6	126,791	1,830,191	686,750	10,533,021
Issued as reinvestment of dividends:
Class A	5,731,793	82,135,364	5,228,662	79,585,909
Class C	261,209	3,732,375	253,746	3,850,994
Class Y	1,537,637	22,039,822	1,353,742	20,610,024
Class R6	22,068	316,189	12,177	185,678
Automatic conversion of Class C shares to Class A shares:
Class A	1,586,947	22,682,745	1,716,311	25,818,840
Class C	(1,591,083)	(22,682,745)	(1,720,870)	(25,818,840)
Reacquired:
Class A	(44,696,690)	(640,417,635)	(31,393,118)	(477,819,226)
Class C	(3,390,437)	(48,623,450)	(1,809,541)	(27,747,126)
Class Y	(27,337,990)	(390,715,503)	(11,936,760)	(181,569,080)
Class R6	(338,113)	(4,909,252)	(264,543)	(3,981,007)
Net increase (decrease) in share activity	(23,833,730)	$(341,298,104)	(2,818,756)	$(41,457,745)

(a)
There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 63% of the outstanding shares of the
Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

26
Invesco Rochester® New York Municipals Fund

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds) and Shareholders of Invesco Rochester New York Municipals Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Rochester New York Municipals Fund (one of the funds constituting AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds), referred to hereafter as the "Fund") as of February 28, 2026, the related statement of operations for the year ended February 28, 2026, the statement of changes in net assets for each of the two years in the period ended February 28, 2026, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2026 and the financial highlights for each of the five years in the period ended February 28, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026 by correspondence with the custodian, agent bank and brokers; when replies were not received from the agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2026
We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.
27
Invesco Rochester® New York Municipals Fund

Tax Information
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The Fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2026:
Federal and State Income Tax
Qualified Dividend Income*	0.00%
Corporate Dividends Received Deduction*	0.00%
U.S. Treasury Obligations*	0.00%
Qualified Business Income*	0.00%
Business Interest Income*	0.00%
Tax-Exempt Interest Dividends*	98.63%
*
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
28
Invesco Rochester® New York Municipals Fund

Other Information Required in Form N-CSR (Items 8-11)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
The aggregate remuneration paid to directors, officers and others is disclosed within the financial statements.
Statement Regarding Basis for Approval of Investment Advisory Contracts
Not applicable.
29
Invesco Rochester® New York Municipals Fund

SEC file number(s): 811-07890 and 033-66242
Invesco Distributors, Inc.
O-ROM-NCSR

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a) As of a date within 90 days of the filing date of this report, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Act. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics is attached as Exhibit 99.CODEETH.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant's PEO and PFO pursuant to Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of Registrant's PEO and PFO pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:    /s/ Glenn Brightman                                          .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:    /s/ Glenn Brightman                                         .

Name: Glenn Brightman

Title: Principal Executive Officer

Date: May 7, 2026

By:      /s/ Adrien Deberghes

Name: Adrien Deberghes

Title: Principal Financial Officer

Date: May 7, 2026